UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03738
VALIC Company I
(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

VALIC Company I
Aggressive Growth Lifestyle
VLAGX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Aggressive Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Lifestyle Fund*	$12	0.11%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aggressive Growth Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The Fund posted a return of 10.55% for the year ended May 31, 2025, compared to 13.52% for the S&P 500® Index (a broad-based securities market index) and 11.44% for the Blended Index (the "Performance Index") comprised of 56% Russell 3000® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. Credit markets showed resilience, particularly in high yield segments.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds | Systematic Value Fund; Core Bond Fund; Emerging Economies Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds  | International Equities Index Fund; Mid Cap Index Fund; Systematic Growth Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Aggressive Growth Lifestyle Fund	10.55%	10.88%	7.50%
S&P 500® Index	13.52%	15.94%	12.86%
56% Russell 3000® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index	11.44%	10.57%	8.51%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$713M
Total number of portfolio holdings	11
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	22%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R574 (05/25)
VALIC Company I

VALIC Company I
Asset Allocation
VCAAX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Asset Allocation Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Fund*	$68	0.65%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 8.30% for the year ended May 31,2025, compared to 13.52% for the S&P 500® Index (a broad-based securities market index) and 10.40% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. large-cap equities outperformed small-cap equities. The U.S. Treasury curve bull steepened. The two-year U.S. Treasury yield decreased by 98 bps to 3.90%, the five-year yield decreased by 55 bps ending at 3.96%, the ten-year yield decreased by 10 bps to 4.40%, and the thirty-year yield increased by 28 bps to 4.93%.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer discretionary; industrials; consumer staples. Security selection in the following sectors: financials; energy; industrials. Position weightings: Howmet Aerospace, Inc.; Wells Fargo & Co.; Merck & Co., Inc.
For the fixed income segment of the fund  | Allocations in the following sectors: Treasuries; agency mortgage-backed securities; non-agency mortgage-backed securities. Security selection in the following sectors: corporate credit; asset-backed securities; collateralized mortgage-backed securities
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: energy; cash; communication services. Security selection in the following sectors: information technology; consumer discretionary; health care. Position Weightings: Regeneron Pharmaceuticals, Inc.; NXP Semiconductors NV; Tesla, Inc.
For the fixed income segment of the fund  | Allocations in the following sectors: corporate credit. Security selection in the following sectors: none
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Asset Allocation Fund	8.30%	10.58%	6.16%
S&P 500® Index	13.52%	15.94%	12.86%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	10.40%	9.14%	8.45%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$145M
Total number of portfolio holdings	607
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	35%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	19.1%
Semiconductors	7.6%
Software	7.5%
Internet	6.9%
Banks	6.4%
Diversified Financial Services	5.3%
Retail	4.6%
Electric	4.1%
Computers	3.9%
Collateralized Mortgage Obligations	3.8%
Other Asset Backed Securities	2.8%
Building Materials	2.7%
Healthcare-Products	2.4%
Insurance	2.4%
Aerospace/Defense	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R202 (05/25)
VALIC Company I

VALIC Company I
Capital Appreciation
VAPPX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Capital Appreciation Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund*	$78	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 14.63% for the year ended May 31, 2025, compared to a return of 13.52% for the S&P 500® Index (a broad-based securities market index) and 17.62% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | utilities; financials; consumer staples
Security selection in the following sectors  | consumer discretionary; industrials
Position weightings  | Axon Enterprise, Inc.; DoorDash, Inc., Class A; Broadcom, Inc.
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings
Allocations in the following sectors  | health care; cash; communication services
Security selection in the following sectors  | information technology; financials; communication services
Position weightings   | Tesla, Inc.; lack of position in Palantir Technologies, Inc., Class A; UnitedHealth Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Capital Appreciation Fund	14.63%	16.89%	13.64%
S&P 500® Index	13.52%	15.94%	12.86%
Russell 1000® Growth Index	17.62%	17.69%	16.08%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$328M
Total number of portfolio holdings	64
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	52%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	21.2%
Software	18.3%
Semiconductors	15.1%
Computers	10.8%
Diversified Financial Services	6.7%
Pharmaceuticals	4.6%
Commercial Services	4.2%
Auto Manufacturers	3.8%
Telecommunications	3.0%
Biotechnology	2.6%
Short-Term Investments	2.2%
Insurance	1.6%
Healthcare-Services	1.4%
Electric	0.9%
Engineering & Construction	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the Fund’s subadvisor. As a result of these changes, ESG investment risk was added as a principal risk. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R566 (05/25)
VALIC Company I

VALIC Company I
Conservative Growth Lifestyle
VGCLX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Conservative Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Growth Lifestyle Fund*	$14	0.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Conservative Growth Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The Fund posted a return of 7.73% for the year ended May 31, 2025, compared to 13.52% for the S&P 500® Index (a broad-based securities market index) and 8.28% for the Blended Index (the "Performance Index") comprised of 26% Russell 3000® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. Credit markets showed resilience, particularly in high yield segments.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds | Systematic Value Fund; Core Bond Fund; Emerging Economies Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds  | Mid Cap Index Fund; International Equities Index Fund; Systematic Growth Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Conservative Growth Lifestyle Fund	7.73%	5.68%	4.46%
S&P 500® Index	13.52%	15.94%	12.86%
26% Russell 3000® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index	8.28%	4.42%	4.85%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$280M
Total number of portfolio holdings	11
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R558 (05/25)
VALIC Company I

VALIC Company I
Core Bond
VCBDX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Core Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund*	$49	0.48%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 5.68% for the year ending May 31, 2025, compared to a return of 5.46% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market & Performance Index). The Treasury market witnessed very high volatility over the last 12 months, driven by tariff uncertainty and markets focused on fiscal spending. The mortgage-backed securities markets also had periods of spread widening driven by rate volatility. The credit market spreads peaked to the widest levels in a year in April 2025 due to tariff announcements, but since the tariff pause announcements the credit spreads continued to grind tighter.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management | Allocations in the following sectors: Treasuries; agency mortgage-backed securities; non-agency mortgage-backed securities. Security selection in the following sectors: corporate credit; asset-backed securities; collateralized mortgage-backed securities
PineBridge Investments, LLC  | In aggregate: position weightings; sector allocations. Allocations in the following sectors: Treasuries; industrials; financials. Security selection in the following sectors: industrials; financials; agency mortgage-backed securities
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management  | Allocations in the following sectors: corporate credit
PineBridge Investments, LLC  | In aggregate: yield curve positioning. Allocations in the following sectors: collateralized mortgage-backed securities; sovereign. Security selection in the following sectors: sovereign
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Core Bond Fund	5.68%	(0.23)%	1.70%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,707M
Total number of portfolio holdings	1,722
Total net advisory fee paid	$9.9M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	53.3%
Banks	8.3%
Collateralized Mortgage Obligations	4.0%
Other Asset Backed Securities	3.8%
Electric	3.2%
Short-Term Investments	3.1%
Auto Loan Receivables	2.7%
Diversified Financial Services	1.6%
Pipelines	1.3%
Pharmaceuticals	1.2%
Oil & Gas	1.1%
Foreign Government Obligations	1.1%
Telecommunications	1.0%
Insurance	1.0%
Healthcare-Services	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R541 (05/25)
VALIC Company I

VALIC Company I
Dividend Value
VCIGX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Dividend Value Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Value Fund*	$71	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 9.75% for the year ended May 31, 2025, 13.52% for the S&P 500® Index (a broad-based securities market index) and 8.91% for the Russell 1000® Value Index (the "Performance Index"). Equities delivered positive returns in the period. A resilient U.S. economy, declining inflation, enthusiasm for AI-related stocks, a Fed pivot to cutting interest rates and expectations of a business-friendly U.S. administration helped markets make gains despite concerns later in the period over tariffs and their potential to reduce international trade, reignite inflation and slow economic growth.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC | Allocations in the following sectors: communication services; energy; information technology. Security selection in the following sectors: health care; consumer discretionary; industrials. Position weightings: Cardinal Health, Inc.; UnitedHealth Group, Inc.; Sony Group Corp.
ClearBridge Investments, LLC  | In aggregate: position weightings. Allocations in the following sectors: communication services; health care; consumer staples. Security selection in the following sectors: energy; information technology; materials. Position weightings: Broadcom, Inc.; Williams Cos., Inc.; Enbridge, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC  | In aggregate: sector allocations. Allocations in the following sectors: health care; cash; financials. Security selection in the following sectors: consumer staples; communication services; financials. Position weightings: Samsung Electronics Co., Ltd; BP PLC; HP, Inc.
ClearBridge Investments, LLC  | Allocations in the following sectors: financials; materials; energy. Security selection in the following sectors: consumer staples; utilities; communication services. Position weightings: Merck & Co., Inc.; Becton Dickinson & Co.; lack of position in Walmart, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Dividend Value Fund	9.75%	12.60%	8.77%
S&P 500® Index	13.52%	15.94%	12.86%
Russell 1000® Value Index	8.91%	13.02%	8.60%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$681M
Total number of portfolio holdings	133
Total net advisory fee paid	$4.2M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	8.9%
Pharmaceuticals	8.5%
Software	7.5%
Insurance	5.0%
Electric	4.8%
Aerospace/Defense	4.6%
Diversified Financial Services	4.4%
Oil & Gas	4.1%
Semiconductors	3.9%
Computers	3.6%
REITS	3.5%
Short-Term Investments	3.0%
Media	3.0%
Healthcare-Products	2.8%
Pipelines	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.60% of the Fund’s average daily net assets on the first $250 million, 0.57% of the Fund’s average daily net assets on the next $250 million, 0.52% of the Fund’s average daily net assets on the next $500 million and 0.47% of the Fund’s average daily net assets over $1 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R822 (05/25)
VALIC Company I

VALIC Company I
Dynamic Allocation
VDAFX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Dynamic Allocation Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Allocation Fund*	$37	0.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund consists of two components: A fund-of-funds component representing investments in VC I Funds, and an overlay component which invests in cash, treasuries, and futures, to manage the Fund's net equity exposure.
The Fund posted a return of 8.22% for the year ended May 31, 2025, compared to a return of 13.52% S&P 500® Index (a broad-based securities market index) and 10.40% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. While equity markets posted positive returns during the fiscal year, this was punctuated by periods of high volatility surrounding U.S. presidential election and subsequent tariff implementation. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
AllianceBernstein, L.P. | Allocations in the following strategies: equity futures contracts used to adjust exposures and manage risk of the Fund; options overlay
SunAmerica Asset Management, LLC  | Allocations in the following sectors: fixed income; international equity. Allocation to the following funds: Growth Fund; Systematic Growth Fund; Capital Appreciation Fund
TOP PERFORMANCE DETRACTORS
AllianceBernstein, L.P.  | Allocations in the following strategies: tactical equity; fixed income overlay
SunAmerica Asset Management, LLC  | Allocations in the following sectors: small-cap equity, mid-cap equity, global real estate. Allocation to the following funds: Large Capital Growth Fund; Dividend Value Fund; U.S. Socially Responsible Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Dynamic Allocation Fund	8.22%	6.09%	5.81%
S&P 500® Index	13.52%	15.94%	12.86%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	10.40%	9.14%	8.45%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$131M
Total number of portfolio holdings	50
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R582 (05/25)
VALIC Company I

VALIC Company I
Emerging Economies
VCGEX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Emerging Economies Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Economies Fund*	$108	1.02%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 11.67% for the year ended May 31, 2025, compared to a return of 13.75% for the MSCI ACWI ex USA Index (net) (a broad-based securities market index) and 13.04% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Emerging Market equities experienced a recovery over the past year driven by a confluence of factors. China benefited from a rebound in investor sentiment in the latter half of 2024 driven by stimulus measures aimed at stabilizing the property sector and boosting consumption. The continued AI-fueled growth of semiconductor industry earnings globally was an important tailwind for the Taiwan market. Finally, the U.S. Federal Reserve’s shift away from a hawkish tone combined with tariff policy uncertainty contributed to U.S. dollar weakness and renewed flows into emerging markets.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; materials; health care
Security selection in the following sectors  | materials; financials; communication services
Position weightings  | 3SBio, Inc.; Alibaba Group Holding, Ltd.; Reliance Industries, Ltd.
Exposure to the following countries  | China; Korea; Taiwan
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | industrials; financials; consumer discretionary
Security selection in the following sectors  | consumer staples; industrials; health care
Position weightings  | Walmart de Mexico SAB de CV; Hanwha Aerospace Co., Ltd.; Alsea SAB de CV
Exposure to the following countries   | India; Thailand; Mexico
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Emerging Economies Fund	11.67%	7.03%	3.70%
MSCI ACWI ex USA Index (net)	13.75%	10.37%	5.47%
MSCI Emerging Markets Index (net)	13.04%	7.07%	3.93%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$705M
Total number of portfolio holdings	469
Total net advisory fee paid	$5.6M
Portfolio turnover rate during the reporting period	154%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	16.4%
Semiconductors	15.1%
Internet	13.6%
Telecommunications	6.2%
Diversified Financial Services	4.8%
Computers	3.9%
Oil & Gas	3.4%
Auto Manufacturers	3.3%
Insurance	2.7%
Beverages	2.4%
Retail	2.3%
Mining	2.2%
Short-Term Investments	2.1%
Engineering & Construction	1.9%
Electronics	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R673 (05/25)
VALIC Company I

VALIC Company I
Global Real Estate
VGREX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Global Real Estate Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund*	$94	0.90%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 9.87% for the year ended May 31, 2025, compared to a return of 13.65% for the MSCI ACWI Index (net) (a broad-based securities market index) and 10.59% for the FTSE EPRA/NAREIT Developed Index (net) (the "Performance Index"). Over the last twelve months global financial markets performed well across market sectors on the heels of slightly lower interest rates, continued economic growth, and softening monetary policy globally. The U.S. dollar moved markedly lower compared to other developed nations during the year as uncertainty over the implications and actual rate of U.S. as tariff announcements and how they may impact U.S. growth. Real estate securities moderately underperformed the broader equity markets in nations whose markets are deemed Developed by index provider FTSE.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Duff & Phelps Investment Management Company | In aggregate: position weightings. Allocations in the following industries: data centers; health care; self-storage. Security selection in the following industries: health care; retail; lodging / resorts. Position weightings: Welltower, Inc.; lack of position in Alexandria Real Estate Equities, Inc.; Goodman Group. Exposure to the following countries: Australia; United States; Sweden
Massachusetts Financial Services Company  | Allocations in the following industries: health care facilities; self-storage REITS; telecom tower REITS. Security selection in the following industries: multi-family residential REITS; single-family residential REITS; real estate development. Position weightings: Ventas, Inc; Mid-America Apartment Communities, Inc.; lack of position in Lineage, Inc. Exposure to the following countries: lack of exposure to Sweden; United States; France
TOP PERFORMANCE DETRACTORS
Duff & Phelps Investment Management Company  | Allocations in the following sectors: industrial; lodging / resorts; specialty. Security selection in the following sectors: self storage; residential; industrial. Position weightings: Rexford Industrial Realty, Inc.; Safestore Holdings PLC; Americold Realty Trust, Inc. Exposure to the following countries: lack of exposure to Switzerland; Hong Kong; lack of exposure to Israel & United Kingdom
Massachusetts Financial Services Company  | In aggregate: position weightings; sector allocations. Allocations in the following industries: timber REITS; health care REITS; integrated telecommunication services. Security selection in the following industries: self-storage REITS; retail REITS; health care REITS. Position weightings: lack of exposure to Welltower, Inc.; Rexford Industrial Realty, Inc.; Weyerhaeuser Co. Exposure to the following countries: United Kingdom; lack of exposure to Switzerland; Mexico
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Global Real Estate Fund	9.87%	3.96%	2.91%
MSCI ACWI Index (net)	13.65%	13.37%	9.25%
FTSE EPRA /NAREIT Developed Index (net)	10.59%	5.45%	2.66%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	81
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	54%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Diversified REITS	19.0%
Warehouse/Industrial REITS	13.3%
Apartment REITS	13.0%
Real Estate	10.6%
Health Care REITS	9.7%
Shopping Centers REITS	8.8%
Storage REITS	7.4%
Office Property REITS	4.0%
Regional Malls REITS	3.7%
Hotel REITS	2.8%
Manufactured Homes REITS	2.7%
Single Tenant REITS	1.5%
Engineering & Construction	1.0%
Short-Term Investments	0.9%
Healthcare-Services	0.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, the Fund entered into a contractual advisory fee waiver to lower the advisory fee rate payable by the Fund to VALIC to 0.74% of the Fund’s average daily net assets on the first $250 million, 0.69% of the Fund’s average daily net assets on the next $250 million, and 0.64% of the Fund’s average daily net assets over $500 million. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R590 (05/25)
VALIC Company I

VALIC Company I
Global Strategy
VGLSX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Global Strategy Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Strategy Fund*	$66	0.63%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 9.68% for the year ended May 31, 2025, compared to a return of 13.65% for the MSCI ACWI Index (net) (a broad-based securities market index) and 10.65% for the Blended Index (the "Performance Index") comprised of 60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged). Over the 12-month period, U.S. equities slightly outperformed international developed equities and outperformed emerging markets equities. Global fixed income delivered weak results in 2024, though some opportunities emerged. Longer-term bond yields rose, driven by late-year selloffs amid expectations of President-elect Trump’s fiscal policies.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Brandywine Global Investments, LLC - Global Debt portion | In aggregate: yield curve positioning. Allocations in the following sectors: U.S. corporate credit; U.S. agency MBS; emerging markets sovereign debt. Exposure to the following countries: United States; Mexico; Egypt
Franklin Advisers, Inc. - Global Equity portion  | Allocations in the following sectors: energy; health care; information technology. Security selection in the following sectors: health care; materials; financials. Position weightings: AppLovin Corp., Class A; UniCredit SpA; lack of position in UnitedHealth Group, Inc. Exposure to the following countries: United Kingdom; Italy; South Korea
TOP PERFORMANCE DETRACTORS
Brandywine Global Investments, LLC - Global Debt portion  | Allocations in the following sectors: U.S. Treasury; developed market sovereign bonds. Exposure to the following countries: China; United Kingdom; Italy
Franklin Advisers, Inc. - Global Equity portion  | Allocations in the following sectors: cash; materials; financials. Security selection in the following sectors: consumer discretionary; industrials; communication services. Position weightings: Tesla, Inc.; Broadcom, Inc.; QUALCOMM, Inc. Exposure to the following countries: United States; Taiwan; Brazil
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Global Strategy Fund	9.68%	6.82%	3.43%
MSCI ACWI Index (net)	13.65%	13.37%	9.25%
60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged)	10.65%	8.11%	6.58%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$226M
Total number of portfolio holdings	614
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	54%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Short-Term Investments	8.7%
Internet	7.2%
Semiconductors	6.7%
Banks	6.7%
Software	5.9%
Diversified Financial Services	5.4%
Foreign Government Obligations	5.4%
Investment Companies	4.0%
Oil & Gas	3.7%
Collateralized Mortgage Obligations	3.1%
Computers	2.9%
Pharmaceuticals	2.8%
Electric	2.5%
Insurance	2.4%
Other Asset Backed Securities	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R665 (05/25)
VALIC Company I

VALIC Company I
Government Securities
VCGSX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Government Securities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Securities Fund*	$66	0.64%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 4.93% for the year ended May 31, 2025, compared to a return of 5.46% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 5.05% for the Bloomberg U.S. Government Bond Index (the "Performance Index"). Over the period, the U.S. Treasury curve bull steepened. The two-year U.S. Treasury yield decreased to 3.90%, the five-year yield decreased to 3.96%, the ten-year yield decreased to 4.40%, and the thirty-year yield increased to 4.93%. Mortgaged-backed securities modestly outperformed U.S. Treasury and Agency securities.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate | sector allocations; position weightings
Allocations in the following sectors  | agency mortgage-backed securities; cash; corporate credit
Security selection in the following sectors  | treasuries; U.S. agency debt securities
TOP PERFORMANCE DETRACTORS
In aggregate  | yield curve positioning
Allocations in the following sectors  | U.S. agency debt securities
Security selection in the following sectors  | none
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Government Securities Fund	4.93%	(1.19)%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Bloomberg U.S. Government Bond Index	5.05%	(1.76)%	1.01%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$157M
Total number of portfolio holdings	199
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, the Fund entered into a contractual advisory fee waiver to lower the advisory fee rate payable by the Fund to VALIC to 0.42% of the Fund’s average daily net assets on the first $250 million, 0.37% of the Fund’s average daily net assets on the next $250 million, 0.32% of the Fund’s average daily net assets on the next $500 million, and 0.27% of the Fund’s average daily net assets over $1 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R301 (05/25)
VALIC Company I

VALIC Company I
Growth
VCULX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund*	$66	0.61%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 15.84% for the year ended May 31, 2025, compared to a return of 13.52% for the S&P 500® Index (a broad-based securities market index) and 17.62% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC (active) | Allocations in the following sectors: consumer staples; communication services; real estate. Security selection in the following sectors: communication services; materials; financials. Position weightings: Netflix, Inc.; Broadcom, Inc.; Merck & Co., Inc.
BlackRock Investment Management, LLC (passive) - see Material Fund Changes for the time period covered  | Allocations in the following sectors: information technology; consumer discretionary; communication services. Position weightings: NVIDIA Corp.; Microsoft Corp.; Broadcom, Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | In aggregate: sector allocations. Allocations in the following sectors: finance; technology; industrials. Security selection in the following sectors: consumer non-cyclicals; health care; finance. Position weightings: Berkshire Hathaway, Inc., Class B; Apple, Inc.; Philip Morris International, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC (active)  | In aggregate: position weightings. Allocations in the following sectors: cash; health care; utilities. Security selection in the following sectors: information technology; consumer discretionary; industrials. Position weightings: ASML Holding NV; Tesla, Inc.; Palantir Technologies, Inc., Class A
BlackRock Investment Management, LLC (passive) - see Material Fund Changes for the time period covered  | Allocations in the following sectors: health care; real estate; energy. Position weightings: Apple, Inc.; Eli Lilly & Co.; Merck & Co., Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer cyclicals; business services; non-energy materials. Security selection in the following sectors: technology; energy; industrials. Position weightings: lack of position in AppLovin Corp., Class A; NVIDIA Corp.; lack of position in Spotify Technology SA
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Growth Fund	15.84%	14.44%	13.99%
S&P 500® Index	13.52%	15.94%	12.86%
Russell 1000® Growth Index	17.62%	17.69%	16.08%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,720M
Total number of portfolio holdings	396
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	25.4%
Software	20.3%
Semiconductors	19.1%
Computers	7.1%
Diversified Financial Services	4.5%
Auto Manufacturers	3.9%
Healthcare-Products	3.8%
Pharmaceuticals	3.2%
Aerospace/Defense	1.6%
Private Equity	1.5%
Building Materials	1.3%
Commercial Services	1.3%
Retail	1.1%
Distribution/Wholesale	1.1%
Media	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed to replace SunAmerica Asset Management, LLC as the subadvisor to the Fund, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R616 (05/25)
VALIC Company I

VALIC Company I
High Yield Bond
VHYLX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I High Yield Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund*	$71	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 8.42% for the year ended May 31, 2025, compared to a return of 5.84% for the Bloomberg U.S. Universal Index (a broad-based securities market index) and 9.58% for the FTSE US High-Yield Market Index (the "Performance Index"). Over the twelve-month period spreads widened by 7 basis points (bps) to 315 bps. Yields decreased by 46 bps to 7.72% according to the Bloomberg U.S. Corporate High Yield index
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following industries | automotive; consumer products; retailers
Security selection in the following industries  | financial institutions; energy; wireless
Position weightings  | lack of position in New Fortress Energy LLC; E.W. Scripps Co.; Canary Wharf Group
TOP PERFORMANCE DETRACTORS
Allocations in the following industries  | building materials; pharmaceuticals; energy
Security selection in the following industries  | technology; wirelines; cable and satellite
Position weightings  | Endurance International; lack of position in Commscope Holdings Co. Inc.; US LBM Holdings LLC
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
High Yield Bond Fund	8.42%	5.39%	4.47%
Bloomberg U.S. Universal Index	5.84%	(0.29)%	1.84%
FTSE US High-Yield Market Index	9.58%	5.98%	4.89%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$416M
Total number of portfolio holdings	313
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
Short-Term Investments	11.3%
Media	7.4%
Retail	6.9%
Oil & Gas	6.3%
Telecommunications	5.6%
Diversified Financial Services	5.3%
Commercial Services	5.3%
Repurchase Agreements	5.0%
Software	4.8%
Entertainment	4.3%
Packaging & Containers	3.7%
Insurance	3.6%
REITS	3.6%
Computers	3.4%
Home Builders	2.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R533 (05/25)
VALIC Company I

VALIC Company I
Inflation Protected
VCTPX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Inflation Protected Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Fund*	$61	0.60%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 3.51% for the year ended May 31, 2025, compared to a return of 5.46% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 5.67% for the Bloomberg U.S. Treasury Inflation-Protected Securities (“TIPS”) Index (the "Performance Index"). Global inflation linked bonds underperformed US TIPS during the period according to the Bloomberg Global Inflation Linked Bond index and Bloomberg US TIPS index.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | U.S. Government; high yield credit; asset backed securities
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | developed non-US dollar; emerging market
Security selection in the following sectors  | U.S. Government
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Inflation Protected Fund	3.51%	1.81%	2.17%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Bloomberg U.S. TIPS Index	5.67%	1.64%	2.47%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$367M
Total number of portfolio holdings	115
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R731 (05/25)
VALIC Company I

VALIC Company I
International Equities Index
VCIEX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I International Equities Index Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equities Index Fund*	$45	0.42%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The Fund posted a return of 12.32% for the year ended May 31, 2025, compared to a return of 13.33% for the MSCI EAFE Index (net) (a broad-based securities market & Performance Index). Over the period, international equity markets outperformed U.S. equities, according to the MSCI® family of indices. Developed markets outside the U.S. slightly outperformed emerging markets.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered | Allocations in the following sectors: financials; industrials; information technology. Position weightings: ASML Holding NV; Mitsubishi UFJ Financial Group, Inc.; Rheinmetall AG. Exposure to the following countries: Japan; United Kingdom; Germany
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: financials; industrials; communication services. Position weightings: SAP SE; HSBC Holdings PLC; Sony Group Corp. Exposure to the following countries: Germany; United Kingdom; Japan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: health care. Position weightings: Allianz SE; Sanofi SA; Alcon AG. Exposure to the following countries: New Zealand
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: health care; materials; energy. Position weightings: Novo Nordisk A/S, Class B; ASML Holding NV; LVMH Moet Hennessy Louis Vuitton SE. Exposure to the following countries: Denmark; Netherlands; Portugal
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Equities Index Fund	12.32%	10.98%	5.58%
MSCI EAFE Index (net)	13.33%	11.42%	5.97%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,707M
Total number of portfolio holdings	698
Total net advisory fee paid	$4.9M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	14.5%
Pharmaceuticals	7.9%
Insurance	6.2%
Food	3.5%
Aerospace/Defense	3.4%
Telecommunications	3.2%
Oil & Gas	3.2%
Short-Term Investments	3.1%
Semiconductors	3.0%
Electric	2.7%
Commercial Services	2.7%
Software	2.7%
Auto Manufacturers	2.6%
Chemicals	2.4%
Retail	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to the Fund, replacing the existing subadvisor, SunAmerica Asset Management, LLC. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk was added as a principal risk. Additionally, effective September 28, 2024, Japan exposure risk was added as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R608 (05/25)
VALIC Company I

VALIC Company I
International Government Bond
VCIFX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I International Government Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Government Bond Fund*	$87	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 6.04% for the year ended May 31, 2025, compared to 6.06% for the Bloomberg Global Aggregate Index (USD hedged) (a broad-based securities market index) and 6.96% for the Blended Index (the "Performance Index") comprised of 70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index. Global bonds delivered positive total returns over the past twelve months, despite volatility in global bond yields. Hard currency emerging market bonds outperformed, delivering higher carry throughout the year.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate | yield curve positioning; foreign currency exposure
Exposure to the following countries  | Pakistan; Senegal; France
TOP PERFORMANCE DETRACTORS
In aggregate  | country allocations
Exposure to the following countries  | lack of exposure to Ukraine; United States; lack of exposure to Lebanon
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Government Bond Fund	6.04%	(1.01)%	0.97%
Bloomberg Global Aggregate Index (USD hedged)	6.06%	0.17%	2.11%
70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index	6.96%	(1.30)%	1.22%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$55M
Total number of portfolio holdings	144
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	108%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
Foreign Government Obligations	64.7%
U.S. Government & Agency Obligations	28.3%
Oil & Gas	1.1%
Electric	0.9%
Chemicals	0.8%
Investment Companies	0.5%
Telecommunications	0.5%
Commercial Services	0.4%
Distribution/Wholesale	0.4%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, the Fund entered into a contractual advisory fee waiver to lower the advisory fee rate payable by the Fund to VALIC to 0.48% of the Fund’s average daily net assets on the first $250 million, 0.43% of the Fund’s average daily net assets on the next $250 million, 0.38% of the Fund’s average daily net assets on the next $500 million, and 0.33% of the Fund’s average daily net assets over $1 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R707 (05/25)
VALIC Company I

VALIC Company I
International Growth
VCINX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I International Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund*	$92	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 18.44% for the year ended May 31, 2025, compared to a return of 13.75% for the MSCI ACWI ex USA Index (net) (a broad-based securities market & Performance Index). International equities advanced, despite heightened volatility amid increased macroeconomic uncertainty during the 12-month period ending May 31, 2025.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate | sector allocations; position weightings
Allocations in the following sectors  | lack of allocation in energy; lack of allocation in materials; health care
Security selection in the following sectors  | communication services; industrials; information technology
Position weightings  | Spotify Technology SA; DSV A/S; Shopify, Inc., Class A
Exposure to the following countries  | Sweden; Denmark; Canada
TOP PERFORMANCE DETRACTORS
In aggregate  | country allocations
Allocations in the following sectors  | consumer discretionary; financials; cash
Security selection in the following sectors  | financials; health care; consumer staples
Position weightings   | ASML Holding NV; LVMH Moet Hennessy Louis Vuitton SE; Evolution AB
Exposure to the following countries  | Italy; Germany; France
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Growth Fund	18.44%	8.35%	7.21%
MSCI ACWI ex USA Index (net)	13.75%	10.37%	5.47%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$381M
Total number of portfolio holdings	31
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	15.9%
Apparel	13.4%
Transportation	11.8%
Retail	8.9%
Semiconductors	8.5%
Banks	8.4%
Electrical Components & Equipment	4.7%
Healthcare-Products	4.2%
Cosmetics/Personal Care	4.1%
Machinery-Diversified	3.8%
Diversified Financial Services	3.2%
Insurance	2.7%
Media	2.4%
Private Equity	2.2%
Commercial Services	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, the Fund clarified that its subadvisor, Morgan Stanley Investment Management Inc., may delegate certain of its investment advisory services to Morgan Stanley Investment Management Company, an affiliated investment adviser. Additionally, effective September 30, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.69% of the Fund’s average daily net assets on the first $250 million, 0.64% of the Fund’s average daily net assets on the next $250 million, 0.59% of the Fund’s average daily net assets on the next $500 million and 0.54% of the Fund’s average daily net assets over $1 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R814 (05/25)
VALIC Company I

VALIC Company I
International Opportunities
VIOPX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I International Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund*	$106	1.01%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 10.84% for the year ended May 31, 2025, compared to a return of 13.75% for the MSCI ACWI ex USA Index (net) (a broad-based securities market) and 13.90% for the MSCI ACWI ex USA SMID Cap Index (net) (the "Performance Index"). Over the period, international stocks outperformed U.S. stocks, largely due to recent trade uncertainty. International small caps underperformed international core. However, quality stocks have diverged from the broader equity markets as investors have shortened their time horizons in the face of continued trade and budget uncertainty.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Invesco Advisers, Inc. | In aggregate: country allocations. Allocations in the following sectors: energy; industrials; materials. Security selection in the following sectors: information technology; communication services; consumer discretionary. Position weightings: VZ Holding AG; Belimo Holding AG; Obic Co., Ltd. Exposure to the following countries: Japan; India; Taiwan
Wellington Management Company, LLP  | In aggregate: country allocations. Allocations in the following sectors: consumer staples; materials; industrials. Security selection in the following sectors: financials; materials; health care. Position weightings: Verona Pharma PLC ADR; BAWAG Group AG; Rakuten Bank, Ltd. Exposure to the following countries: Austria; Japan; Taiwan
TOP PERFORMANCE DETRACTORS
Invesco Advisers, Inc.  | In aggregate: position weightings. Allocations in the following sectors: financials; information technology; cash. Security selection in the following sectors: health care; industrials; financials. Position weightings: ICON PLC; Carl Zeiss Meditec AG; lack of position in Rheinmetall AG. Exposure to the following countries: Germany; Italy; United States
Wellington Management Company, LLP  | Allocations in the following sectors: cash; financials; consumer discretionary. Security selection in the following sectors: information technology; communication services; consumer discretionary. Position weightings: lack of position in Rheinmetall AG; Kyushu Electric Power Co., Inc.; JCDecaux SE. Exposure to the following countries: Germany; Israel; Australia
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Opportunities Fund	10.84%	5.87%	5.54%
MSCI ACWI ex USA Index (net)	13.75%	10.37%	5.47%
MSCI ACWI ex USA SMID Cap Index (net)	13.90%	9.94%	5.49%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$329M
Total number of portfolio holdings	349
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	61%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	6.2%
Retail	6.2%
Banks	5.9%
Commercial Services	4.9%
Electronics	4.3%
Internet	4.2%
Healthcare-Products	4.1%
Miscellaneous Manufacturing	3.9%
Computers	3.8%
Software	3.8%
Short-Term Investments	3.2%
Semiconductors	2.9%
Chemicals	2.8%
Diversified Financial Services	2.7%
Engineering & Construction	2.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, Japan exposure risk was added as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R525 (05/25)
VALIC Company I

VALIC Company I
International Socially Responsible
VCSOX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I International Socially Responsible Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Socially Responsible Fund*	$61	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is an optimized portfolio which seeks to track the MSCI EAFE Index (net), while investing in socially responsive companies. The Fund's criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, production of weaponry, have poor labor/employee relations or environmental records. These criteria may create differences in Fund performance relative to that of the Benchmark.
The Fund posted a return of 11.22% for the year ended May 31, 2025, compared to a return of 13.33% for the MSCI EAFE Index (net) (a broad-based securities market & Performance Index). Over the period, international equity markets outperformed U.S. equities, according to the MSCI® family of indices. Developed markets outside the U.S. slightly outperformed emerging markets.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered | Allocations in the following sectors: consumer staples; financials; information technology. Security selection in the following sectors: consumer staples; consumer discretionary; materials. Position weightings: lack of position in Roche Holding AG; lack of position in Sanofi SA; lack of position in Nestle SA. Exposure to the following countries: France; Japan; Netherlands
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: financials; energy; consumer discretionary. Security selection in the following sectors: consumer discretionary; consumer staples; energy. Position weightings: lack of a position in LVMH Moet Hennessy Louis Vuitton SE.; lack of a position in Toyota Motor Corp.; lack of a position in TotalEnergies SE. Exposure to the following countries: France; Italy; Netherlands
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: industrials; materials; real estate. Security selection in the following sectors: financials; industrials; communication services. Position weightings: lack of position in Mitsubishi Heavy Industries, Ltd.; lack of position in Rheinmetall AG; lack of position in Banco Santander SA. Exposure to the following countries: Germany; United Kingdom; Italy
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | In aggregate: position weightings. Allocations in the following sectors: consumer staples; health care; information technology. Security selection in the following sectors: industrials; communication services; health care. Position weightings: lack of a position in HSBC Holdings PLC; lack of a position in Rheinmetall AG; lack of a position in Roche Holding AG. Exposure to the following countries: Germany; United Kingdom; Spain
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Socially Responsible Fund	11.22%	10.60%	7.42%
MSCI EAFE Index (net)	13.33%	11.42%	5.97%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$557M
Total number of portfolio holdings	449
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	12.6%
Insurance	9.4%
Pharmaceuticals	6.1%
Chemicals	3.5%
Commercial Services	3.4%
Semiconductors	3.1%
Oil & Gas	2.8%
Healthcare-Products	2.8%
Software	2.8%
Engineering & Construction	2.8%
Electric	2.7%
Auto Manufacturers	2.3%
Food	2.2%
Diversified Financial Services	2.1%
Telecommunications	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to the Fund, replacing the existing subadvisor, SunAmerica Asset Management, LLC. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk and failure to match index performance risk were added as principal risks, and enhanced index strategy risk was removed as a principal risk. Additionally, effective April 30, 2025, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.410% of the Fund’s average daily net assets on the first $500 million, 0.385% of the Fund’s average daily net assets on the next $500 million, and 0.360% of the Fund’s average daily net assets over $1 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R855 (05/25)
VALIC Company I

VALIC Company I
International Value
VCFVX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I International Value Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Fund*	$88	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 16.84% for the year ended May 31, 2025, compared to a return of 13.75% for the MSCI ACWI ex USA Index (net) (a broad-based securities market) and 18.72% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, U.S. large-cap equities slightly outperformed international large-cap equities, according to the Russell 1000® Index and MSCI EAFE Index (net). Within international, value-oriented stocks outperformed growth stocks, and mid-cap stocks outperformed large- and small-cap stocks, according to the MSCI EAFE family of indices.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Columbia Management Investments Advisers, LLC | In aggregate: position weightings; country allocations. Allocations in the following sectors: materials; real estate; health care. Security selection in the following sectors: materials; consumer discretionary; consumer staples. Position weightings: Sankyo Co., Ltd.; Piraeus Financial Holdings SA; Imperial Brands PLC. Exposure to the following countries: Japan; United States; Australia
Goldman Sachs Asset Management, LLC  | In aggregate: sector allocations; country allocations. Allocations in the following sectors: consumer discretionary; materials; consumer staples. Security selection in the following sectors: materials; utilities; consumer staples. Position weightings: DS Smith PLC; Societe Generale SA; Koninklijke Ahold Delhaize NV. Exposure to the following countries: Netherlands; Australia; Singapore
TOP PERFORMANCE DETRACTORS
Columbia Management Investments Advisers, LLC  | In aggregate: sector allocations. Allocations in the following sectors: energy; financials; cash. Security selection in the following sectors: financials; health care; industrials. Position weightings: UPM-Kymmene Oyj; Vermilion Energy, Inc.; TotalEnergies SE. Exposure to the following countries: United Kingdom; Germany; Canada
Goldman Sachs Asset Management, LLC  | In aggregate: position weightings. Allocations in the following sectors: financials; information technology; communication services. Security selection in the following sectors: health care; information technology; industrials. Position weightings: LVMH Moet Hennessy Louis Vuitton SE; Novo Nordisk A/S, Class B; Tokyo Electron, Ltd. Exposure to the following countries: France; Japan; Denmark
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Value Fund	16.84%	13.30%	4.64%
MSCI ACWI ex USA Index (net)	13.75%	10.37%	5.47%
MSCI EAFE Value Index (net)	18.72%	14.70%	5.54%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$397M
Total number of portfolio holdings	138
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	19.1%
Pharmaceuticals	7.3%
Oil & Gas	7.0%
Insurance	6.8%
Electric	6.7%
Food	5.7%
Mining	4.4%
Diversified Financial Services	4.2%
Telecommunications	3.7%
Distribution/Wholesale	3.6%
Computers	2.5%
Commercial Services	2.3%
Beverages	2.0%
Engineering & Construction	2.0%
Auto Manufacturers	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R681 (05/25)
VALIC Company I

VALIC Company I
Large Capital Growth
VLCGX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Large Capital Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Capital Growth Fund*	$74	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 6.55% for the year ended May 31, 2025, compared to a return of 13.52% for the S&P 500® Index (a broad-based securities market index) and 17.62% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | utilities; financials; industrials
Security selection in the following sectors  | financials; materials
Position weightings  | Apple, Inc.; lack of a position in Eli Lilly & Co.; Alphabet, Inc., Class A
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings
Allocations in the following sectors  | health care; consumer discretionary; consumer staples
Security selection in the following sectors  | consumer discretionary; consumer staples; industrials
Position weightings   | lack of a position in Broadcom, Inc.; lack of a position in Tesla, Inc.; ICON PLC
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Large Capital Growth Fund	6.55%	12.89%	12.75%
S&P 500® Index	13.52%	15.94%	12.86%
Russell 1000® Growth Index	17.62%	17.69%	16.08%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$587M
Total number of portfolio holdings	57
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Software	18.6%
Diversified Financial Services	9.0%
Semiconductors	8.6%
Computers	8.6%
Healthcare-Products	7.6%
Electronics	6.7%
Internet	4.0%
Insurance	3.7%
Commercial Services	3.7%
Electrical Components & Equipment	3.0%
Retail	2.9%
Household Products/Wares	2.3%
Electric	2.1%
Cosmetics/Personal Care	2.1%
REITS	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, the Fund entered into a contractual advisory fee waiver to lower the advisory fee rate payable by the Fund to VALIC to 0.59% of the Fund’s average daily net assets on the first $750 million, and 0.54% of the Fund’s average daily net assets over $750 million. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R723 (05/25)
VALIC Company I

VALIC Company I
Mid Cap Index
VMIDX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Mid Cap Index Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Fund*	$36	0.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The Fund posted a return of 1.60% for the year ended May 31, 2025, compared to a return of 13.12% for the Russell 3000® Index (a broad-based securities market index) and 2.17% for the S&P MidCap 400® Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered | Allocations in the following sectors: industrials; consumer discretionary; financials. Position weightings: Duolingo, Inc. Class A; Hims & Hers Health, Inc.; Interactive Brokers Group, Inc., Class A
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: finance; utilities; business services. Position weightings: Texas Pacific Land Corp.; Sprouts Farmers Market, Inc.; Duolingo, Inc., Class A
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Position weightings: Okta, Inc.; Sarepta Therapeutics, Inc.; Fidelity National Financial, Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer cyclicals; energy; industrials. Position weightings: Celsius Holdings, Inc.; e.l.f. Beauty, Inc.; Avantor, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Index Fund	1.60%	12.49%	8.35%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,550M
Total number of portfolio holdings	404
Total net advisory fee paid	$7.4M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
REITS	7.2%
Banks	6.2%
Retail	6.2%
Insurance	5.2%
Software	4.4%
Diversified Financial Services	3.8%
Commercial Services	3.7%
Computers	3.6%
Machinery-Diversified	3.4%
Electronics	3.1%
Engineering & Construction	2.9%
Food	2.9%
Oil & Gas	2.7%
Biotechnology	2.6%
Healthcare-Services	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to the Fund, replacing the existing subadvisor, SunAmerica Asset Management, LLC. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk was added as a principal risk. Additionally, effective September 30, 2024, the Fund entered into a contractual advisory fee waiver to lower the advisory fee rate payable by the Fund to VALIC to 0.34% of the Fund’s average daily net assets on the first $500 million, 0.24% of the Fund’s average daily net assets on the next $2.5 billion, 0.19% of the Fund’s average daily net assets on the next $2 billion, and 0.14% of the Fund’s average daily net assets over $5 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R806 (05/25)
VALIC Company I

VALIC Company I
Mid Cap Strategic Growth
VMSGX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Mid Cap Strategic Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Strategic Growth Fund*	$79	0.74%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 13.34% for the year ended May 31, 2025, compared to a return of 13.12% for the Russell 3000® Index (a broad-based securities market index) and 23.23% for the Russell Midcap® Growth Index (the "Performance Index"). The U.S. equity market delivered positive returns for the 12-month period ended May 31, 2025. TheU.S. economy continued to grow, supported by relatively low unemployment. The equity market advance was narrow, however, with investors favoring mostly large-cap growth stocks with exposure to artificial intelligence (AI) in the second half of 2024. Moderating inflation led the Federal Reserve to cut rates three times in the second half of 2024, but policymakers signaled they would be slow to cut rates in 2025 given persistent inflation risks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Janus Henderson Investors US LLC | In aggregate: sector allocations. Allocations in the following sectors: utilities; consumer discretionary; consumer staples. Security selection in the following sectors: consumer discretionary; materials; cash. Position weightings: lack of position in Super Micro Computer, Inc.; lack of position in Dexcom, Inc.; lack of position in Deckers Outdoor Corp.
Voya Investment Management Co. LLC  | Allocations in the following sectors: consumer discretionary; real estate; industrials. Security selection in the following sectors: information technology; financials; materials. Position weightings: lack of position in Super Micro Computer, Inc.; AppLovin Corp., Class A; Interactive Brokers Group Inc., Class A
TOP PERFORMANCE DETRACTORS
Janus Henderson Investors US LLC  | In aggregate: position weightings. Allocations in the following sectors: health care; cash; real estate. Security selection in the following sectors: information technology; industrials; health care. Position weightings: lack of position in Palantir Technologies, Inc., Class A; Teleflex, Inc.; ON Semiconductor Corp.
Voya Investment Management Co. LLC  | In aggregate: position weightings; sector allocations. Allocations in the following sectors: materials; health care; cash. Security selection in the following sectors: industrials; energy; consumer discretionary. Position weightings: lack of position in Axon Enterprise, Inc.; CACI International, Inc., Class A; lack of position in ROBLOX Corp., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Strategic Growth Fund	13.34%	13.15%	11.91%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,190M
Total number of portfolio holdings	145
Total net advisory fee paid	$6.7M
Portfolio turnover rate during the reporting period	52%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Software	19.5%
Healthcare-Products	8.6%
Diversified Financial Services	6.0%
Retail	5.9%
Computers	4.0%
Insurance	4.0%
Commercial Services	3.8%
Internet	3.7%
Aerospace/Defense	3.6%
Semiconductors	3.4%
Electric	3.0%
Electronics	3.0%
Entertainment	2.9%
Short-Term Investments	2.2%
Pipelines	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R715 (05/25)
VALIC Company I

VALIC Company I
Mid Cap Value
VVMCX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Mid Cap Value Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund*	$83	0.82%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 3.31% for the year ended May 31, 2025, compared to a return of 13.12% for the Russell 3000® Index (a broad-based securities market index) and 6.03% for the Russell Midcap® Value Index (the "Performance Index"). During the period mid cap value stocks underperformed mid cap growth stocks when measured using the Russell Midcap Value and Growth Indices. Mid cap stocks outperformed small cap stocks, but underperformed large cap stocks for the year, as measured by the Russell Midcap, Russell 2000, and Russell 1000 Indices respectively.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Boston Partners Global Investors, Inc. | Allocations in the following sectors: health care; consumer staples; information technology. Security selection in the following sectors: consumer discretionary; health care; utilities. Position weightings: Howmet Aerospace, Inc.; LPL Financial Holdings, Inc.; Check Point Software Technologies, Ltd.
Wellington Management Company, LLP  | In aggregate: sector allocations. Allocations in the following sectors: financials; cash; health care. Security selection in the following sectors: real estate; consumer staples; utilities. Position weightings: American Healthcare REIT, Inc.; US Foods Holding Corp.; Coherent Corp.
TOP PERFORMANCE DETRACTORS
Boston Partners Global Investors, Inc.  | Allocations in the following sectors: communication services; utilities; cash. Security selection in the following sectors: energy; financials; real estate. Position weightings: Weatherford International PLC; ICON PLC; Chord Energy Corp.
Wellington Management Company, LLP  | In aggregate: position weightings. Allocations in the following sectors: communication services. Security selection in the following sectors: consumer discretionary; financials; health care. Position weightings: Integra LifeSciences Holdings Corp.; Charles River Laboratories International, Inc.; Chord Energy Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Value Fund	3.31%	13.90%	7.67%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Value Index	6.03%	13.18%	7.74%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$594M
Total number of portfolio holdings	206
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	141%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Diversified Financial Services	8.7%
REITS	7.7%
Banks	5.7%
Oil & Gas	5.5%
Insurance	4.8%
Electronics	3.9%
Computers	3.5%
Retail	3.3%
Aerospace/Defense	3.2%
Commercial Services	3.1%
Electric	2.9%
Machinery-Diversified	2.8%
Food	2.8%
Chemicals	2.7%
Internet	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R517 (05/25)
VALIC Company I

VALIC Company I
Moderate Growth Lifestyle
VLSMX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Moderate Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Growth Lifestyle Fund*	$10	0.10%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Moderate Growth Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The Fund posted a return of 9.14% for the year ended May 31, 2025, compared to 13.52% for the S&P 500® Index (a broad-based securities market index) and 9.87% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. Credit markets showed resilience, particularly in high yield segments.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds | Systematic Value Fund; Core Bond Fund; Emerging Economies Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds  | Mid Cap Index Fund; International Equities Index Fund; Systematic Growth Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Moderate Growth Lifestyle Fund	9.14%	8.79%	6.49%
S&P 500® Index	13.52%	15.94%	12.86%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	9.87%	7.49%	6.71%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$997M
Total number of portfolio holdings	9
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R491 (05/25)
VALIC Company I

VALIC Company I
Nasdaq-100® Index
VCNIX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Nasdaq-100® Index Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100® Index Fund*	$45	0.42%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The Fund posted a return of 15.41% for the year ended May 31, 2025, compared to a return of 13.52% for the S&P 500® Index (a broad-based securities market index) and 16.02% for the Nasdaq-100® Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered | Allocations in the following sectors: information technology; consumer discretionary; communication services. Position weightings: Microsoft Corp.; NVIDIA Corp.; Broadcom, Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: technology; consumer cyclicals; business services. Position weightings: Broadcom, Inc.; Tesla, Inc.; Netflix, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: real estate. Position weightings: Apple, Inc.; Vertex Pharmaceuticals, Inc.; Regeneron Pharmaceuticals, Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: healthcare; energy; industrials. Position weightings: Advanced Micro Devices, Inc.; QUALCOMM, Inc.; Intel Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Nasdaq-100® Index Fund	15.41%	17.75%	17.33%
S&P 500® Index	13.52%	15.94%	12.86%
Nasdaq-100® Index	16.02%	18.37%	17.96%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,018M
Total number of portfolio holdings	105
Total net advisory fee paid	$3.0M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	22.1%
Semiconductors	21.6%
Software	17.6%
Computers	9.3%
Retail	4.4%
Auto Manufacturers	3.5%
Telecommunications	3.3%
Biotechnology	3.0%
Commercial Services	2.1%
Beverages	2.0%
Healthcare-Products	1.7%
Electric	1.5%
Chemicals	1.4%
Media	1.3%
Electronics	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to the Fund, replacing the existing subadvisor, SunAmerica Asset Management, LLC. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R871 (05/25)
VALIC Company I

VALIC Company I
Science & Technology
VCSTX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Science & Technology Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund*	$97	0.90%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 16.20% for the year ended May 31, 2025, compared to 13.52% for the S&P 500® Index (a broad-based securities market index) and 16.50% for the S&P North American Technology Sector Index (the "Performance Index"). Over the annual period, global equity markets have provided strong results across broad indices. Technology stocks were higher thanks to favorable underlying fundamentals and earnings growth.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC | In aggregate: position weightings. Allocations in the following industries: entertainment; automobiles; financial services. Security selection in the following industries: semiconductors & semiconductor equipment; entertainment; technology hardware, storage & peripherals. Position weightings: Spotify Technology SA; Alphabet, Inc., Class A; QUALCOMM, Inc.
Voya Investment Management Co. LLC  | In aggregate: position weightings. Allocations in the following industries: entertainment; capital markets; technology hardware storage & peripherals. Security selection in the following industries: software; entertainment; semiconductors & semiconductor equipment. Position weightings: Palantir Technologies, Inc., Class A; Cloudflare, Inc., Class A; Netflix, Inc.
Wellington Management Company, LLP - see Material Fund Changes for the time period covered  | Allocations in the following industries: semiconductors & semiconductor equipment; professional services; ground transportation. Security selection in the following industries: electronic equipment, instruments & components; technology hardware, storage & peripherals; semiconductors & semiconductor equipment. Position weightings: lack of position in QUALCOMM, Inc.; lack of position in Intel Corp.; Chroma ATE, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC  | In aggregate: industry allocations. Allocations in the following industries: IT services; semiconductors & semiconductor equipment; electrical equipment. Security selection in the following industries: software; IT services; communications equipment. Position weightings: lack of a position in Palantir Technologies, Inc., Class A; ASML Holding NV; Meta Platforms, Inc., Class A
Voya Investment Management Co. LLC  | Allocations in the following industries: IT services; communication equipment; broadline retail. Security selection in the following industries: interactive media & services; technology hardware storage & peripherals; communication equipment. Position weightings: Alphabet, Inc., Class C; KraneShares CSI China Internet ETF; MicroStrategy, Inc., Class A
Wellington Management Company, LLP - see Material Fund Changes for the time period covered  | Allocations in the following industries: technology hardware, storage & peripherals; IT services; electronic equipment, instruments & components. Security selection in the following industries: software; IT services . Position weightings: Broadcom, Inc.; Apple, Inc.; lack of position in Oracle Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Science & Technology Fund	16.20%	15.03%	16.65%
S&P 500® Index	13.52%	15.94%	12.86%
S&P North American Technology Sector Index	16.50%	18.91%	19.97%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,778M
Total number of portfolio holdings	103
Total net advisory fee paid	$22.6M
Portfolio turnover rate during the reporting period	67%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Software	30.6%
Semiconductors	26.6%
Internet	18.5%
Computers	12.9%
Unaffiliated Investment Companies	1.9%
Commercial Services	1.8%
Diversified Financial Services	1.8%
Telecommunications	1.3%
Short-Term Investments	1.3%
Electronics	1.2%
Media	0.8%
Auto Manufacturers	0.7%
Machinery-Construction & Mining	0.7%
Toys/Games/Hobbies	0.4%
Automotive - Cars & Lt. Trucks	0.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, BlackRock Investment Management, LLC and Voya Investment Management Co. LLC replaced Wellington Management Company LLP as subadvisers to the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R749 (05/25)
VALIC Company I

VALIC Company I
Small Cap Growth
VVSGX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Small Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund*	$90	0.89%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 2.41% for the year ended May 31, 2025, compared to a return of 13.12% for the Russell 3000® Index (a broad-based securities market index) and 3.45% for the Russell 2000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small-cap equities. Growth stocks outperformed value in all market cap ranges.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
American Century Investment Management, Inc. - see Material Fund Changes for the time period covered | In aggregate: position weightings. Allocations in the following sectors: energy; cash; utilities. Security selection in the following sectors: health care; consumer discretionary; financials. Position weightings: Stride, Inc.; Alphatec Holdings, Inc.; Inari Medical, Inc.
J.P. Morgan Investment Management, Inc. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: materials; consumer discretionary; utilities. Security selection in the following sectors: energy; financials; materials. Position weightings: AAON, Inc.; Vaxcyte, Inc.; Life Time Group Holdings, Inc.
TOP PERFORMANCE DETRACTORS
American Century Investment Management, Inc. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: real estate; consumer staples; information technology. Security selection in the following sectors: energy; information technology; real estate. Position weightings: Kosmos Energy, Ltd.; lack of position in Hims & Hers Health, Inc.; Neogen Corp.
J.P. Morgan Investment Management, Inc. - see Material Fund Changes for the time period covered  | In aggregate: position weightings. Allocations in the following sectors: financials; industrials; communication services. Security selection in the following sectors: health care; information technology; industrials. Position weightings: Allegro MicroSystems, Inc.; Six Flags Entertainment Corp.; e.l.f. Beauty, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Growth Fund	2.41%	3.97%	8.86%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Growth Index	3.45%	7.00%	6.67%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$538M
Total number of portfolio holdings	156
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	163%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Software	8.7%
Biotechnology	8.4%
Commercial Services	6.6%
Retail	5.8%
Healthcare-Services	5.4%
Healthcare-Products	5.0%
Building Materials	4.6%
Insurance	4.3%
Semiconductors	4.0%
Short-Term Investments	3.4%
Environmental Control	3.0%
Leisure Time	3.0%
Iron/Steel	2.8%
Pharmaceuticals	2.7%
Internet	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, American Century Investment Management, Inc. (“ACIM”) was appointed as a subadviser to the Fund, replacing an existing subadvisor, J.P. Morgan Investment Management Inc. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by ACIM. Additionally, effective September 30, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.80% of the Fund’s average daily net assets on the first $100 million, and 0.75% of the Fund’s average daily net assets over $100 million. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R467 (05/25)
VALIC Company I

VALIC Company I
Small Cap Index
VCSLX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Small Cap Index Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund*	$38	0.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The Fund posted a return of 0.73% for the year ended May 31, 2025, compared to a return of 13.12% for the Russell 3000® Index (a broad-based securities market index) and 1.19% for the Russell 2000® Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered | Allocations in the following sectors: industrials, information technology; consumer discretionary. Position weightings: Hims & Hers Health, Inc.; FTAI Aviation, Ltd.; IonQ, Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: finance; consumer non-cyclicals; utilities. Position weightings: Sprouts Farmers Market, Inc.; Rocket Lab USA, Inc.; Carpenter Technology Corp.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: health care; utilities. Position weightings: Lantheus Holdings, Inc.; TG Therapeutics, Inc.; Lyell Immunopharma, Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: energy; consumer cyclicals; healthcare. Position weightings: Abercrombie & Fitch Co., Class A; Vaxcyte, Inc.; Tidewater, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Index Fund	0.73%	9.22%	6.32%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,055M
Total number of portfolio holdings	1,888
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	28%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	8.7%
Biotechnology	7.0%
REITS	6.2%
Short-Term Investments	5.9%
Software	5.4%
Commercial Services	4.7%
Retail	3.7%
Diversified Financial Services	3.1%
Healthcare-Products	2.9%
Electronics	2.7%
Insurance	2.5%
Pharmaceuticals	2.5%
Computers	2.3%
Aerospace/Defense	2.3%
Engineering & Construction	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to the Fund, replacing the existing subadvisor, SunAmerica Asset Management, LLC. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk was added as a principal risk. Additionally, effective September 30, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.29% of the Fund’s average daily net assets on the first $500 million, 0.19% of the Fund’s average daily net assets on the next $2.5 billion, 0.14% of the Fund’s average daily net assets on the next $2 billion, and 0.09% of the Fund’s average daily net assets over $5 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R863 (05/25)
VALIC Company I

VALIC Company I
Small Cap Special Values
VSSVX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Small Cap Special Values Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Special Values Fund*	$87	0.90%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of -7.66% for the year ended May 31, 2025, compared to a return of 13.12% for the Russell 3000® Index (a broad-based securities market index) and -1.14% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. large- and mid-cap equities outperformed small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate | sector allocations
Allocations in the following sectors  | consumer staples; energy; health care
Security selection in the following sectors  | health care; utilities; real estate
Position weightings  | Mueller Industries, Inc.; UMB Financial Corp.; Hanover Insurance Group, Inc.
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings
Allocations in the following sectors  | financials; utilities; real estate
Security selection in the following sectors  | consumer staples; materials; consumer discretionary
Position weightings   | Innospec, Inc.; Compass Diversified Holdings; J&J Snack Foods Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Special Values Fund	(7.66)%	11.31%	6.92%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Value Index	(1.14)%	12.03%	6.22%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$173M
Total number of portfolio holdings	121
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	11.4%
Chemicals	9.3%
Building Materials	5.9%
Insurance	5.6%
Metal Fabricate/Hardware	5.3%
Food	5.2%
Commercial Services	4.9%
Packaging & Containers	4.7%
Household Products/Wares	4.0%
REITS	3.9%
Oil & Gas	3.5%
Machinery-Diversified	3.5%
Hand/Machine Tools	3.2%
Cosmetics/Personal Care	2.8%
Computers	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R632 (05/25)
VALIC Company I

VALIC Company I
Small Cap Value
VVSCX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Small Cap Value Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund*	$83	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of -2.78% for the year ended May 31, 2025, compared to a return of 13.12% for the Russell 3000® Index (a broad-based securities market index) and -1.14% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small-cap equities. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; energy; materials
Security selection in the following sectors  | financials; consumer discretionary; real estate
Position weightings  | Rigetti Computing, Inc.; Pediatrix Medical Group, Inc.; Mueller Industries, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; communication services; consumer staples
Security selection in the following sectors  | communication services; materials; energy
Position weightings  | Liberty Latin America, Ltd, Class A.; Lumen Technologies, Inc.; Tenaya Therapeutics, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Value Fund	(2.78)%	12.63%	5.49%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Value Index	(1.14)%	12.03%	6.22%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$245M
Total number of portfolio holdings	419
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	80%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	18.7%
REITS	11.8%
Commercial Services	5.2%
Diversified Financial Services	4.1%
Insurance	3.4%
Retail	3.4%
Biotechnology	3.1%
Electric	3.0%
Oil & Gas	2.9%
Electronics	2.6%
Telecommunications	2.2%
Transportation	2.1%
Gas	2.1%
Distribution/Wholesale	2.1%
Home Builders	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R483 (05/25)
VALIC Company I

VALIC Company I
Stock Index
VSTIX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Stock Index Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Index Fund*	$25	0.23%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The Fund posted a return of 13.17% for the year ended May 31, 2025, compared to a return of 13.52% for the S&P 500® Index (a broad-based securities market & Performance Index). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered | Allocations in the following sectors: information technology; consumer discretionary; communication services. Position weightings: NVIDIA Corp.; Microsoft Corp.; Broadcom, Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: finance; technology; consumer non-cyclicals. Position weightings: Tesla, Inc.; Broadcom, Inc.; Apple, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: health care. Position weightings: Apple, Inc.; Eli Lilly & Co.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: energy; healthcare; non-energy materials. Position weightings: Advanced Micro Devices, Inc.; Merck & Co., Inc.; Microsoft Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Stock Index Fund	13.17%	15.59%	12.50%
S&P 500® Index	13.52%	15.94%	12.86%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$6,430M
Total number of portfolio holdings	508
Total net advisory fee paid	$9.0M
Portfolio turnover rate during the reporting period	3%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	12.9%
Semiconductors	11.4%
Software	11.2%
Computers	7.8%
Retail	4.8%
Banks	4.4%
Diversified Financial Services	4.4%
Pharmaceuticals	4.3%
Insurance	4.1%
Healthcare-Products	2.9%
Oil & Gas	2.4%
Electric	2.3%
Auto Manufacturers	2.3%
Aerospace/Defense	2.1%
REITS	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to the Fund, replacing the existing subadvisor, SunAmerica Asset Management, LLC. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk was added as a principal risk. Additionally, effective September 30, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.265% of the Fund’s average daily net assets on the first $500 million, 0.165% of the Fund’s average daily net assets on the next $2.5 billion, 0.115% of the Fund’s average daily net assets on the next $2 billion, and 0.065% of the Fund’s average daily net assets over $5 billion. Finally, effective September 30, 2024, the expense limitation agreement that limited expenses of the Fund to 0.26% of average daily net assets was terminated. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R848 (05/25)
VALIC Company I

VALIC Company I
Systematic Core
VCGAX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Systematic Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Core Fund*	$68	0.64%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 11.71% for the year ended May 31, 2025, compared to a return of 13.73% for the Russell 1000® Index (a broad-based securities market & Performance Index). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities significantly, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; health care; materials
Security selection in the following sectors  | utilities; health care; energy
Position weightings  | AppLovin Corp., Class A; Advanced Micro Devices, Inc.; Twilio, Inc., Class A
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings
Allocations in the following sectors  | cash; communication service; information technology
Security selection in the following sectors  | consumer discretionary; industrials; communication services
Position weightings   | Tesla, Inc.; Palantir Technologies, Inc., Class A; Netflix, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Core Fund	11.71%	14.80%	12.00%
Russell 1000® Index	13.73%	15.66%	12.58%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$694M
Total number of portfolio holdings	792
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Software	11.1%
Internet	10.8%
Semiconductors	8.7%
Computers	7.6%
Retail	5.9%
Insurance	5.1%
Diversified Financial Services	4.6%
Pharmaceuticals	3.9%
Banks	3.3%
Unaffiliated Investment Companies	2.8%
REITS	2.2%
Commercial Services	2.1%
Healthcare-Products	2.0%
Electric	1.9%
Media	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R509 (05/25)
VALIC Company I

VALIC Company I
Systematic Growth
VCBCX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Systematic Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Growth Fund*	$69	0.64%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 15.29% for the year ended May 31, 2025, compared to a return of 13.52% for the S&P 500® Index (a broad-based securities market index) and 17.62% for the Russell 1000® Growth Index (the "Performance Index"). U.S. growth stocks, as measured by the Russell 1000® Growth Index, rose during the 1-year period. Against this backdrop, factor behavior was mixed, as investors reacted to ever evolving uncertainties. During the period, growth stocks with positive fundamental trend outperformed, while higher quality growth and attractively priced growth stocks generally underperformed.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management, LLC | Allocations in the following sectors: health care; utilities; financials. Security selection in the following sectors: consumer staples; utilities. Position weightings: Advanced Micro Devices, Inc.; AppLovin Corp., Class A; Twilio, Inc., Class A
Wellington Management Company, LLP  | Allocations in the following sectors: financials; consumer staples; communication services. Security selection in the following sectors: information technology; industrials; financials. Position weightings: Comfort Systems USA, Inc.; Broadcom, Inc.; lack of position QUALCOMM, Inc.
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management, LLC  | In aggregate: position weightings. Allocations in the following sectors: industrials; cash; communication services. Security selection in the following sectors: consumer discretionary; communication services; information technology. Position weightings: Tesla, Inc.; Palantir Technologies, Inc., Class A; Broadcom, Inc.
Wellington Management Company, LLP  | Allocations in the following sectors: health care; cash; consumer discretionary. Security selection in the following sectors: consumer discretionary; health care; consumer staples. Position weightings: Merck & Co., Inc.; Palantir Technologies, Inc., Class A; Tesla, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Growth Fund	15.29%	11.59%	13.26%
S&P 500® Index	13.52%	15.94%	12.86%
Russell 1000® Growth Index	17.62%	17.69%	16.08%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$986M
Total number of portfolio holdings	299
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	21.6%
Software	18.7%
Semiconductors	16.3%
Computers	10.6%
Diversified Financial Services	5.5%
Retail	4.4%
Pharmaceuticals	3.9%
Auto Manufacturers	2.7%
Commercial Services	2.5%
Insurance	1.8%
Engineering & Construction	1.1%
Unaffiliated Investment Companies	1.0%
Healthcare-Products	1.0%
Electronics	0.9%
Biotechnology	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, active trading risk was added as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R764 (05/25)
VALIC Company I

VALIC Company I
Systematic Value
VBCVX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I Systematic Value Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Value Fund*	$64	0.60%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 12.47% for the year ended May 31, 2025, compared to a return of 13.52% for the S&P 500® Index (a broad-based securities market index) and 8.91% for the Russell 1000® Value Index (the "Performance Index"). U.S. value stocks, as measured by the Russell 1000® Value Index, rose during the 1-year period ending May 31, 2025. Against this backdrop, factor behavior was mixed, as investors reacted to ever evolving uncertainties. During the period, higher quality value stocks generally outperformed, while deeper value stocks generally underperformed. Value stocks with positive fundamental trend showed mixed performance
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate | position weightings
Allocations in the following sectors  | energy; financials; consumer staples
Security selection in the following sectors  | health care; utilities; financials
Position weightings  | Exelixis, Inc.; Amphenol Corp., Class A.; National Fuel Gas Co.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; utilities; communication services
Security selection in the following sectors  | communication services; energy; consumer discretionary
Position weightings  | lack of position in GE Vernova, Inc.; PepsiCo, Inc.; lack of position in AT&T, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Value Fund	12.47%	13.48%	8.35%
S&P 500® Index	13.52%	15.94%	12.86%
Russell 1000® Value Index	8.91%	13.02%	8.60%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$457M
Total number of portfolio holdings	146
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Insurance	9.9%
Banks	8.0%
Diversified Financial Services	6.5%
Computers	6.2%
REITS	5.4%
Biotechnology	5.2%
Pharmaceuticals	4.4%
Media	4.2%
Healthcare-Products	4.1%
Aerospace/Defense	4.1%
Oil & Gas	4.0%
Retail	3.7%
Electronics	2.9%
Electrical Components & Equipment	2.8%
Agriculture	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective September 30, 2024, warrants and rights risk replaced warrants risk as a principal risk, and factor-based investing risk was added as a principal risk of the Fund. Additionally, effective September 30, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.56% of the Fund’s average daily net assets on the first $250 million, 0.51% of the Fund’s average daily net assets on the next $250 million, 0.46% of the Fund’s average daily net assets on the next $500 million, and 0.41% of the Fund’s average daily net assets over $1 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R699 (05/25)
VALIC Company I

VALIC Company I
U.S. Socially Responsible
VSRDX
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the VALIC Company I U.S. Socially Responsible Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Socially Responsible Fund*	$39	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is an optimized portfolio which seeks to track the S&P 500® Index while investing in socially responsive companies. The Fund's criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to the Benchmark.
The Fund posted a return of 11.18% for the year ended May 31, 2025, compared to a return of 13.52% for the S&P 500® Index (a broad-based securities market & Performance Index). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered | Allocations in the following sectors: health care; information technology; consumer staples . Security selection in the following sectors: information technology; health care; financials. Position weightings: lack of position in Apple, Inc.; lack of position in Eli Lilly & Co.; lack of position in UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: business services; healthcare; finance. Security selection in the following sectors: finance; utilities; non-energy materials. Position weightings: Netflix, Inc.; Visa, Inc., Class A; lack of a position in Merck & Co., Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: communication services; real estate; financials. Security selection in the following sectors: consumer discretionary; utilities; communication services. Position weightings: lack of position in Microsoft Corp.; lack of position in Meta Platforms, Inc., Class A; lack of position in Tesla, Inc.
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer non-cyclicals; technology; non-energy materials. Security selection in the following sectors: technology; consumer non-cyclicals; healthcare. Position weightings: lack of a position in Tesla, Inc.; HP, Inc.; NetApp, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
U.S. Socially Responsible Fund	11.18%	14.20%	11.69%
S&P 500® Index	13.52%	15.94%	12.86%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$560M
Total number of portfolio holdings	185
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	15.4%
Software	11.3%
Diversified Financial Services	9.6%
Computers	7.5%
Internet	6.5%
Retail	5.0%
Commercial Services	4.3%
REITS	3.7%
Healthcare-Products	3.6%
Telecommunications	3.2%
Electric	3.0%
Insurance	2.9%
Chemicals	2.4%
Media	2.2%
Pipelines	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to the Fund, replacing the existing subadvisor, SunAmerica Asset Management, LLC. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk and failure to match index performance risk were added as principal risks, and enhanced index strategy risk was removed as a principal risk. Additionally, effective April 30, 2025, the Fund entered into a contractual advisory fee waiver to lower the advisory fee rate payable by the Fund to VALIC to 0.23% of the Fund’s average daily net assets on the first $1 billion and 0.22% of the Fund’s average daily net assets over $1 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R475 (05/25)
VALIC Company I

(b) Not applicable.

Item 2. Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). There were no material amendments to the Code during the fiscal year ended May 31, 2025.  During the fiscal year ended May 31, 2025, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, and Eileen A. Kamerick, each qualify as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Brown and Ms. Kamerick are considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2025	2024
(a) Audit Fees	$1,176,935	$1,176,935
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2025	2024
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$490,000	$476,000

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report.

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the preapproval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter .

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2025 and 2024 were $593,488 and $796,000 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

VALIC Company I

Annual Financial Statements and Other Information
May 31, 2025

VALIC Company I
Annual Financial Statements and Other Information May 31, 2025

VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.1%
Domestic Equity Investment Companies — 56.5%
VALIC Company I Small Cap Growth Fund	1,130,094	$ 17,765,084
VALIC Company I Small Cap Value Fund	1,466,358	16,041,958
VALIC Company I Stock Index Fund	4,065,238	237,328,605
VALIC Company I Systematic Growth Fund	3,735,885	67,731,592
VALIC Company I Systematic Value Fund	4,351,224	64,354,597
Total Domestic Equity Investment Companies (cost $343,390,940)		403,221,836
Domestic Fixed Income Investment Companies — 22.6%
VALIC Company I Core Bond Fund	15,886,376	153,621,251
VALIC Company I High Yield Bond Fund	1,038,871	7,220,156
Total Domestic Fixed Income Investment Companies (cost $160,942,808)		160,841,407
International Equity Investment Companies — 20.0%
VALIC Company I International Equities Index Fund (cost $112,183,022)	15,791,212	142,594,644
Total Long-Term Investment Securities (cost $616,516,770)		706,657,887
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(2) (cost $4,641,625)	4,641,625	$ 4,641,625
TOTAL INVESTMENTS (cost $621,158,395)(3)	99.8%	711,299,512
Other assets less liabilities	0.2	1,645,722
NET ASSETS	100.0%	$712,945,234
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of May 31, 2025.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$706,657,887	$—	$—	$706,657,887
Short-Term Investments	4,641,625	—	—	4,641,625
Total Investments at Value	$711,299,512	$—	$—	$711,299,512
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.0%
Aerospace/Defense — 1.9%
Howmet Aerospace, Inc.	7,613	$ 1,293,373
Northrop Grumman Corp.	3,033	1,470,307
		2,763,680
Auto Manufacturers — 0.7%
Tesla, Inc.†	2,983	1,033,490
Banks — 3.3%
Morgan Stanley	8,919	1,141,900
US Bancorp	15,456	673,727
Wells Fargo & Co.	39,678	2,967,121
		4,782,748
Biotechnology — 1.0%
Regeneron Pharmaceuticals, Inc.	1,412	692,275
Vertex Pharmaceuticals, Inc.†	1,588	701,976
		1,394,251
Building Materials — 2.7%
Carrier Global Corp.	14,364	1,022,717
Trane Technologies PLC	2,645	1,138,064
Vulcan Materials Co.	6,543	1,734,353
		3,895,134
Commercial Services — 0.4%
United Rentals, Inc.	844	597,873
Computers — 3.6%
Apple, Inc.	26,232	5,268,697
Diversified Financial Services — 4.4%
American Express Co.	7,218	2,122,453
Ameriprise Financial, Inc.	3,158	1,608,180
Mastercard, Inc., Class A	4,439	2,599,478
		6,330,111
Electric — 2.7%
Entergy Corp.	5,856	487,688
NextEra Energy, Inc.	17,099	1,207,873
PG&E Corp.	67,103	1,132,699
Southern Co.	12,580	1,132,200
		3,960,460
Electrical Components & Equipment — 1.3%
Eaton Corp. PLC	6,032	1,931,446
Food — 0.7%
Mondelez International, Inc., Class A	14,039	947,492
Healthcare-Products — 2.4%
Edwards Lifesciences Corp.†	10,464	818,494
Medtronic PLC	12,387	1,027,873
Stryker Corp.	4,085	1,563,085
		3,409,452
Insurance — 2.0%
Arthur J. Gallagher & Co.	5,340	1,855,330
Travelers Cos., Inc.	3,560	981,492
		2,836,822
Internet — 6.8%
Alphabet, Inc., Class A	12,154	2,087,328
Amazon.com, Inc.†	20,277	4,156,988
Meta Platforms, Inc., Class A	5,636	3,649,253
		9,893,569
Security Description	Shares or Principal Amount	Value

Lodging — 0.7%
Marriott International, Inc., Class A	3,907	$ 1,030,784
Machinery-Diversified — 0.8%
Deere & Co.	2,192	1,109,722
Media — 0.7%
Walt Disney Co.	8,937	1,010,239
Oil & Gas — 1.1%
Exxon Mobil Corp.	15,503	1,585,957
Oil & Gas Services — 1.4%
Baker Hughes Co.	55,749	2,065,500
Pharmaceuticals — 1.5%
AbbVie, Inc.	7,962	1,481,808
Eli Lilly & Co.	1,024	755,374
		2,237,182
REITS — 0.4%
Prologis, Inc.	5,284	573,842
Retail — 4.5%
Chipotle Mexican Grill, Inc.†	19,513	977,211
Lowe's Cos., Inc.	8,496	1,917,802
McDonald's Corp.	5,437	1,706,402
Walmart, Inc.	19,676	1,942,415
		6,543,830
Semiconductors — 7.3%
ASML Holding NV	466	343,335
Broadcom, Inc.	11,474	2,777,511
Micron Technology, Inc.	4,257	402,116
NVIDIA Corp.	39,603	5,351,554
NXP Semiconductors NV	9,107	1,740,621
		10,615,137
Software — 7.1%
Intuit, Inc.	1,582	1,191,989
Microsoft Corp.	16,908	7,783,767
Oracle Corp.	8,232	1,362,643
		10,338,399
Transportation — 0.6%
CSX Corp.	28,765	908,686
Total Common Stocks (cost $70,454,325)		87,064,503
CORPORATE BONDS & NOTES — 10.8%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,912
2.70%, 02/01/2027	270,000	261,462
3.45%, 11/01/2028	19,000	18,168
6.53%, 05/01/2034	25,000	26,684
L3Harris Technologies, Inc.
5.25%, 06/01/2031	40,000	40,806
5.40%, 07/31/2033	28,000	28,376
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	52,529
RTX Corp.
5.15%, 02/27/2033	23,000	23,157
		456,094
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	42,433

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
BAT Capital Corp.
4.39%, 08/15/2037	$ 20,000	$ 17,594
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	23,289
4.65%, 09/17/2034	32,000	30,774
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	15,000	15,270
		129,360
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	48,462	45,554
3.95%, 01/11/2032	80,600	75,458
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	62,899	58,964
United Airlines Pass-Through Trust
3.10%, 04/07/2030	21,827	20,098
3.50%, 11/01/2029	24,851	23,709
3.65%, 04/07/2027	28,611	28,334
3.65%, 07/07/2027	33,238	32,790
3.70%, 09/01/2031	30,613	28,331
5.45%, 08/15/2038	143,738	142,777
		456,015
Auto Manufacturers — 0.2%
Hyundai Capital America
2.38%, 10/15/2027*	120,000	113,112
3.00%, 02/10/2027*	200,000	194,087
		307,199
Banks — 3.1%
Banco Santander SA
5.59%, 08/08/2028	200,000	205,594
Bank of America Corp.
2.55%, 02/04/2028	25,000	24,163
2.57%, 10/20/2032	40,000	34,680
2.68%, 06/19/2041	144,000	100,408
2.97%, 02/04/2033	30,000	26,442
3.71%, 04/24/2028	149,000	146,477
4.38%, 04/27/2028	45,000	44,780
5.20%, 04/25/2029	50,000	50,809
5.82%, 09/15/2029	40,000	41,441
Bank of Montreal
4.64%, 09/10/2030#	19,000	18,985
Bank of New York Mellon Corp.
6.47%, 10/25/2034	30,000	32,638
Bank of Nova Scotia
4.85%, 02/01/2030	40,000	40,427
BNP Paribas SA
5.18%, 01/09/2030*	200,000	202,488
Citigroup, Inc.
3.06%, 01/25/2033	88,000	77,405
4.54%, 09/19/2030	69,000	68,151
5.45%, 06/11/2035	50,000	50,100
Danske Bank A/S
4.61%, 10/02/2030*	200,000	197,818
5.02%, 03/04/2031*	200,000	200,704
Deutsche Bank AG
2.55%, 01/07/2028	150,000	144,564
5.37%, 01/10/2029	150,000	151,697
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	200,000	206,057
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	$ 25,000	$ 24,079
2.38%, 07/21/2032	15,000	12,908
2.64%, 02/24/2028	37,000	35,744
5.05%, 07/23/2030	45,000	45,384
5.22%, 04/23/2031	52,000	52,758
5.33%, 07/23/2035	95,000	94,195
6.48%, 10/24/2029	40,000	42,199
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	98,866
Huntington Bancshares, Inc.
5.27%, 01/15/2031	30,000	30,325
KeyCorp
2.25%, 04/06/2027	140,000	134,002
5.12%, 04/04/2031#	95,000	94,798
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	85,891
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	126,692
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	259,372
Morgan Stanley
3.95%, 04/23/2027	150,000	148,626
4.46%, 04/22/2039	110,000	99,721
5.04%, 07/19/2030	10,000	10,099
5.16%, 04/20/2029	50,000	50,698
5.32%, 07/19/2035	15,000	14,902
5.66%, 04/18/2030	40,000	41,292
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	30,000	29,626
4.90%, 05/13/2031	40,000	40,040
5.07%, 01/24/2034	37,000	36,559
Royal Bank of Canada
4.65%, 10/18/2030	45,000	44,809
Santander Holdings USA, Inc.
6.17%, 01/09/2030	40,000	41,268
Societe Generale SA
6.10%, 04/13/2033*	200,000	205,731
Toronto-Dominion Bank
5.30%, 01/30/2032	30,000	30,422
Truist Financial Corp.
5.07%, 05/20/2031	50,000	50,223
5.12%, 01/26/2034	20,000	19,608
5.71%, 01/24/2035	17,000	17,274
6.05%, 06/08/2027	20,000	20,258
7.16%, 10/30/2029	30,000	32,296
US Bancorp
5.08%, 05/15/2031	35,000	35,287
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	50,563
4.61%, 04/25/2053	80,000	65,881
4.97%, 04/23/2029	30,000	30,223
5.20%, 01/23/2030	15,000	15,245
5.21%, 12/03/2035	30,000	29,421
5.50%, 01/23/2035	100,000	100,662
		4,463,775
Beverages — 0.1%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	68,083
Biotechnology — 0.2%
Amgen, Inc.
5.65%, 03/02/2053	81,000	77,106

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
Biogen, Inc.
5.75%, 05/15/2035	$ 25,000	$ 25,168
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	100,069
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	47,973
		250,316
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	122,000	124,248
EIDP, Inc.
5.13%, 05/15/2032	45,000	45,418
RPM International, Inc.
2.95%, 01/15/2032	37,000	32,183
		201,849
Commercial Services — 0.2%
Element Fleet Management Corp.
5.04%, 03/25/2030*	40,000	39,815
6.32%, 12/04/2028*	30,000	31,474
ERAC USA Finance LLC
5.00%, 02/15/2029*	40,000	40,708
5.20%, 10/30/2034*	20,000	20,078
Global Payments, Inc.
3.20%, 08/15/2029	27,000	25,256
Triton Container International, Ltd.
2.05%, 04/15/2026*#	100,000	97,543
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	26,008
		280,882
Computers — 0.3%
Accenture Capital, Inc.
4.50%, 10/04/2034	20,000	19,215
Apple, Inc.
2.70%, 08/05/2051	130,000	78,986
CGI, Inc.
2.30%, 09/14/2031	42,000	35,984
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	70,000	70,315
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	50,000	48,685
Leidos, Inc.
2.30%, 02/15/2031	141,000	121,794
		374,979
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
6.10%, 01/15/2027	150,000	152,948
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	145,379
3.00%, 10/29/2028	150,000	141,595
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	150,000	149,317
American Express Co.
5.44%, 01/30/2036	30,000	30,198
Aviation Capital Group LLC
5.13%, 04/10/2030*	25,000	24,849
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	73,521
4.25%, 04/15/2026*	47,000	46,657
4.38%, 05/01/2026*	24,000	23,838
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
4.95%, 01/15/2028*	$ 20,000	$ 19,943
5.15%, 01/15/2030*	30,000	29,893
5.50%, 01/15/2026*	154,000	154,195
5.75%, 03/01/2029*	27,000	27,491
5.75%, 11/15/2029*	70,000	71,198
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	92,153
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	20,000	19,700
5.20%, 03/27/2028*	40,000	40,117
Nasdaq, Inc.
5.55%, 02/15/2034	14,000	14,370
		1,257,362
Electric — 1.4%
AES Corp.
5.80%, 03/15/2032	40,000	39,649
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	30,000	28,889
Constellation Energy Generation LLC
5.80%, 03/01/2033#	6,000	6,243
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	109,421
Duke Energy Corp.
6.10%, 09/15/2053	30,000	29,733
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	33,901
Edison International
5.75%, 06/15/2027	17,000	17,078
Emera US Finance LP
4.75%, 06/15/2046	174,000	140,420
Evergy, Inc.
2.90%, 09/15/2029#	151,000	140,662
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	97,248
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	64,793
5.10%, 01/15/2035	15,000	14,679
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	19,927
New England Power Co.
2.81%, 10/06/2050*	58,000	33,852
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	55,524
NRG Energy, Inc.
2.45%, 12/02/2027*	308,000	289,757
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	7,446
5.80%, 05/15/2034	66,000	65,230
5.90%, 10/01/2054	5,000	4,478
6.40%, 06/15/2033	57,000	58,648
PG&E Recovery Funding LLC
5.23%, 06/01/2042	255,000	251,336
5.53%, 06/01/2051	30,000	28,994
5.54%, 07/15/2049	30,000	28,648
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	18,754
5.10%, 06/01/2054	30,000	27,195
Public Service Co. of Oklahoma
5.20%, 01/15/2035	10,000	9,773
5.25%, 01/15/2033	40,000	39,856
SCE Recovery Funding LLC
4.70%, 06/15/2042	23,063	21,998

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Sigeco Securitization I LLC
5.03%, 11/15/2038	$ 21,398	$ 21,366
Southern California Edison Co.
1.20%, 02/01/2026	112,000	109,428
5.45%, 06/01/2031	60,000	60,429
5.90%, 03/01/2055	20,000	17,959
Southern Co.
5.20%, 06/15/2033	54,000	53,930
Union Electric Co.
3.90%, 04/01/2052	27,000	19,924
Vistra Operations Co. LLC
5.70%, 12/30/2034*	15,000	14,943
6.00%, 04/15/2034*	4,000	4,057
		1,986,168
Electronics — 0.0%
Honeywell International, Inc.
5.25%, 03/01/2054	30,000	27,742
Food — 0.2%
J.M. Smucker Co.
6.20%, 11/15/2033	15,000	15,924
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	25,000	22,937
6.75%, 03/15/2034	47,000	50,497
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	14,999
4.63%, 10/01/2039	40,000	34,956
Kroger Co.
5.00%, 09/15/2034	20,000	19,479
5.50%, 09/15/2054	10,000	9,247
Mars, Inc.
5.65%, 05/01/2045*	55,000	53,957
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	43,224
5.70%, 03/15/2034	30,000	30,577
		295,797
Gas — 0.1%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	46,000	44,404
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	20,967
Southern California Gas Co.
6.35%, 11/15/2052	25,000	25,840
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	20,000	20,595
		111,806
Healthcare-Products — 0.0%
Solventum Corp.
5.60%, 03/23/2034	37,000	37,319
Healthcare-Services — 0.2%
HCA, Inc.
3.50%, 07/15/2051	7,000	4,486
5.45%, 09/15/2034	45,000	44,551
5.50%, 03/01/2032	12,000	12,145
5.50%, 06/15/2047	10,000	9,050
5.75%, 03/01/2035	28,000	28,221
5.95%, 09/15/2054	15,000	14,147
6.10%, 04/01/2064#	55,000	51,955
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
MedStar Health, Inc.
3.63%, 08/15/2049	$ 46,000	$ 31,316
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	14,717
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	19,306
		229,894
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	50,281
Insurance — 0.4%
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	18,739
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	48,547
CNO Global Funding
5.88%, 06/04/2027*	100,000	102,269
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	41,607
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	15,000	15,332
F&G Global Funding
1.75%, 06/30/2026*	25,000	24,206
5.88%, 06/10/2027*	100,000	101,952
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	48,832
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	23,121
5.16%, 05/28/2031*	80,000	81,541
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	38,026
		544,172
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	38,655
Meta Platforms, Inc.
5.40%, 08/15/2054	20,000	18,986
5.60%, 05/15/2053	35,000	34,234
Uber Technologies, Inc.
4.80%, 09/15/2034	20,000	19,300
		111,175
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	52,302
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	50,089
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	50,000	43,902
3.50%, 06/01/2041	35,000	24,598
Comcast Corp.
3.25%, 11/01/2039	154,000	117,805
5.30%, 06/01/2034#	50,000	50,468
5.35%, 05/15/2053	100,000	90,537
		327,310

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining — 0.1%
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	$ 25,000	$ 25,279
Glencore Funding LLC
2.50%, 09/01/2030*	75,000	66,520
5.63%, 04/04/2034*	30,000	30,173
		121,972
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	25,083
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	85,892
ConocoPhillips Co.
5.50%, 01/15/2055	35,000	32,270
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	45,306
5.40%, 02/15/2035	30,000	29,091
Devon Energy Corp.
5.75%, 09/15/2054	30,000	26,078
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	65,856
Occidental Petroleum Corp.
5.20%, 08/01/2029	15,000	14,900
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	41,522
		340,915
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	31,942
Pharmaceuticals — 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	50,000	50,145
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	17,000	12,024
4.13%, 06/15/2039	48,000	41,645
5.55%, 02/22/2054	2,000	1,899
5.65%, 02/22/2064	25,000	23,638
Cencora, Inc.
4.25%, 03/01/2045	50,000	39,811
5.13%, 02/15/2034	80,000	79,589
Merck & Co, Inc.
2.90%, 12/10/2061	30,000	16,950
Merck & Co., Inc.
4.00%, 03/07/2049	20,000	15,541
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	50,411
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	96,000	94,746
Zoetis, Inc.
5.60%, 11/16/2032	41,000	42,758
		469,157
Pipelines — 0.4%
Cheniere Energy, Inc.
5.65%, 04/15/2034	20,000	19,958
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	11,000	10,787
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	75,000	73,462
5.96%, 02/15/2055*	50,000	46,528
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	$ 20,000	$ 19,987
Enbridge, Inc.
5.63%, 04/05/2034	30,000	30,289
5.70%, 03/08/2033	30,000	30,598
Energy Transfer LP
5.25%, 07/01/2029	50,000	50,819
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	42,061
Flex Intermediate Holdco LLC
4.32%, 12/30/2039*	15,000	11,475
Gray Oak Pipeline LLC
3.45%, 10/15/2027*#	41,000	39,838
MPLX LP
5.50%, 06/01/2034	50,000	49,288
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	21,859
Oneok, Inc.
4.75%, 10/15/2031	55,000	53,687
Plains All American Pipeline LP
5.95%, 06/15/2035	30,000	29,952
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027*	10,000	10,007
5.03%, 10/01/2029*	10,000	9,916
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	35,837
Williams Cos., Inc.
5.60%, 03/15/2035	25,000	25,232
6.00%, 03/15/2055	10,000	9,712
		621,292
REITS — 0.5%
American Tower Corp.
1.50%, 01/31/2028	47,000	43,444
2.95%, 01/15/2051	57,000	34,899
3.10%, 06/15/2050	88,000	55,655
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	28,111
2.50%, 08/16/2031	15,000	12,899
COPT Defense Properties LP
2.75%, 04/15/2031	36,000	31,246
Crown Castle, Inc.
5.80%, 03/01/2034	20,000	20,415
CubeSmart LP
2.00%, 02/15/2031	85,000	72,597
DOC DR LLC
2.63%, 11/01/2031	15,000	12,986
Equinix, Inc.
2.90%, 11/18/2026	85,000	82,873
Goodman US Finance Six LLC
5.13%, 10/07/2034*	15,000	14,708
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	34,902
2.88%, 01/15/2031	56,000	50,279
NNN REIT, Inc.
5.50%, 06/15/2034	30,000	30,036
Safehold GL Holdings LLC
2.85%, 01/15/2032	46,000	39,117
UDR, Inc.
2.10%, 08/01/2032	57,000	46,192
WP Carey, Inc.
2.40%, 02/01/2031	141,000	122,312
		732,671

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail — 0.1%
Home Depot, Inc.
3.63%, 04/15/2052	$ 25,000	$ 17,712
Starbucks Corp.
4.80%, 02/15/2033	50,000	49,190
		66,902
Semiconductors — 0.3%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	18,515
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	8,134
4.55%, 02/15/2032	87,000	85,187
5.05%, 07/12/2029	100,000	101,791
Intel Corp.
3.05%, 08/12/2051	10,000	5,750
3.25%, 11/15/2049	10,000	6,097
3.73%, 12/08/2047#	15,000	10,194
5.70%, 02/10/2053	28,000	25,126
KLA Corp.
3.30%, 03/01/2050	105,000	70,926
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	34,620
3.25%, 05/11/2041	40,000	28,430
QUALCOMM, Inc.
4.50%, 05/20/2052	20,000	16,455
Texas Instruments, Inc.
5.05%, 05/18/2063	78,000	68,871
		480,096
Software — 0.4%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	42,000	40,839
Oracle Corp.
3.60%, 04/01/2050	30,000	20,384
3.65%, 03/25/2041	70,000	53,756
3.80%, 11/15/2037	70,000	58,384
4.90%, 02/06/2033	40,000	39,452
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	24,580
Synopsys, Inc.
5.70%, 04/01/2055	35,000	33,413
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	51,176
5.40%, 06/12/2029	70,000	71,449
VMware LLC
1.40%, 08/15/2026	47,000	45,254
VMware, Inc.
4.70%, 05/15/2030	94,000	93,479
Workday, Inc.
3.50%, 04/01/2027	35,000	34,387
		566,553
Telecommunications — 0.1%
AT&T, Inc.
3.55%, 09/15/2055	30,000	19,832
Sprint Capital Corp.
6.88%, 11/15/2028	15,000	16,047
T-Mobile USA, Inc.
3.40%, 10/15/2052	45,000	29,387
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	39,287
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Vodafone Group PLC
5.75%, 06/28/2054	$ 50,000	$ 46,803
		151,356
Transportation — 0.0%
Burlington Northern Santa Fe LLC
5.50%, 03/15/2055	30,000	29,031
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	18,710
		47,741
Total Corporate Bonds & Notes (cost $17,196,650)		15,725,649
ASSET BACKED SECURITIES — 4.5%
Auto Loan Receivables — 1.6%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	137,689
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class D 5.64%, 11/15/2030	155,000	156,586
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	85,887
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	125,000	126,159
Consumer Portfolio Services Auto Trust
Series 2025-B, Class D 5.56%, 07/15/2031*	125,000	125,848
Credit Acceptance Auto Loan Trust
Series 2024-3, Class B 4.85%, 11/15/2034*	180,000	179,759
Series 2023-5A, Class B 6.71%, 02/15/2034*	100,000	102,577
Drive Auto Receivables Trust
Series 2025-1, Class C 5.57%, 09/15/2032	165,000	165,400
DT Auto Owner Trust
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	61,174
Exeter Automobile Receivables Trust
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	120,716
Series 2023-5A, Class C 6.85%, 01/16/2029	65,000	66,354
FHF Trust
Series 2023-1A, Class A2 6.57%, 06/15/2028*	32,518	32,803
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	128,521
Octane Receivables Trust
Series 2024-2A, Class C 5.90%, 07/20/2032*	150,000	151,822
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	70,324
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	153,950
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	160,000	162,029

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Veros Auto Receivables Trust
Series 2024-1, Class A 6.28%, 11/15/2027*	$ 68,704	$ 69,024
Series 2024-1, Class B 6.60%, 06/15/2028*	100,000	101,100
Westlake Automobile Receivables Trust
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	122,670
		2,320,392
Credit Card Receivables — 0.1%
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A 5.78%, 12/15/2032*	100,000	100,731
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	110,513
		211,244
Other Asset Backed Securities — 2.8%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	20,221	18,724
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	91,293
AMSR 2024-SFR1 Trust
Series 2024-SFR1, Class D 4.29%, 07/17/2041*(1)	100,000	94,474
AMSR Trust
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	99,020
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	144,506
Aqua Finance Issuer Trust
Series 2025-A, Class B 5.56%, 12/19/2050*	100,000	100,135
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	115,000	109,936
Business Jet Securities LLC
Series 2022-1A, Class A 4.46%, 06/15/2037*	55,503	54,322
Series 2024-2, Class A 5.36%, 09/15/2039*	152,525	152,108
Cherry Securitization Trust
Series 2024-1, Class A 5.70%, 04/15/2032*	100,000	100,644
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	170,566
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	32,185	31,895
Series 2021-1A, Class C 2.70%, 11/21/2033*	17,702	17,543
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	29,394	27,717
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	148,136
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	$ 100,000	$ 98,931
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	100,000	94,021
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	78,165	77,740
Series 2023-2A, Class A 6.53%, 06/15/2049*	73,964	76,615
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	196,713
GoodGreen Trust
Series 2017-2A, Class A 3.26%, 10/15/2053*	37,431	33,170
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	157,775	158,643
Series 2024-A, Class C 6.32%, 03/15/2043*	71,153	71,447
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	124,789	118,987
Series 2021-3, Class D 3.00%, 01/17/2041*	90,285	82,224
Mariner Finance Issuance Trust
Series 2025-AA, Class A 0.01%, 05/20/2038*	100,000	100,437
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	125,363
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	46,480	43,481
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	102,060	99,382
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A 1.22%, 01/16/2029*	3,465	3,444
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	116,757
PRET LLC VRS
Series 2021-RN4, Class A1 5.49%, 10/25/2051*(2)	80,741	80,628
Progress Residential Trust
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	145,310
Progress Residential Trust VRS
Series 2024-SFR5, Class E1 3.38%, 08/09/2029*(2)	130,000	116,940
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	9,680	9,636
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	75,851	75,297
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	103,332

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	$ 13,604	$ 13,291
Series 2022-2A, Class C 6.36%, 06/20/2040*	40,625	40,740
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	100,000	100,171
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	1,502	1,497
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	108,903	110,408
Verizon Master Trust
4.35%, 08/20/2032*	250,000	248,754
VOLT XCIII LLC
Series 2021-NPL2, Class A1 5.89%, 02/27/2051*(1)	11,516	11,503
VOLT XCIV LLC
Series 2021-NPL3, Class A1 6.24%, 02/27/2051*(1)	21,903	21,883
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(1)	27,194	27,160
VOLT XCVI LLC
Series 2021-NPL5, Class A1 6.12%, 03/27/2051*(1)	12,264	12,257
VOLT XCVII LLC
Series 2021-NPL6, Class A1 6.24%, 04/25/2051*(1)	29,361	29,315
		4,006,496
Total Asset Backed Securities (cost $6,488,996)		6,538,132
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Commercial and Residential — 1.4%
ABL
Series 2024-RTL1, Class A1 6.08%, 09/25/2029*(1)	175,000	175,077
Brean Asset Backed Securities Trust
Series 2025-RM10, Class A1 5.00%, 01/25/2065*	147,184	144,170
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	91,580
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	97,628	88,677
CFMT LLC VRS
Series 2024-HB14, Class M1 3.00%, 06/25/2034*(2)	190,000	180,678
Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 7.02%, (SOFR30A+2.70%), 07/25/2043*	90,000	93,091
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(2)	199,182	199,650
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 5.89%, 10/25/2066*(1)	70,698	70,689
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(1)	$ 100,000	$ 99,410
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(1)	105,000	105,158
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(1)	215,000	213,351
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(1)	175,000	176,043
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	95,207
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*	100,000	99,503
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	201,957	173,433
		2,005,717
U.S. Government Agency — 2.4%
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(2)	158,823	126,373
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.59%, 10/25/2027*(2)	65,000	60,666
Series 2016-K58, Class B 3.74%, 09/25/2049*(2)	260,000	255,839
Series 2016-K56, Class B 3.95%, 06/25/2049*(2)	50,000	49,334
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 6.12%, (SOFR30A+1.80%), 07/25/2041*	26,878	26,384
Federal Home Loan Mtg. Corp. REMIC
Series 5174, Class IG 3.00%, 01/25/2050(3)	434,527	56,066
Series 3910, Class CU 4.00%, 03/15/2041	25,256	24,571
4.00%, 12/25/2050(3)	424,366	88,486
Federal Home Loan Mtg. Corp. SCRT
Series 2024-1, Class MT 3.00%, 11/25/2063	219,093	182,774
Series 2022-1, Class MTU 3.25%, 11/25/2061	43,417	36,991
Series 2018-1, Class M60C 3.50%, 05/25/2057	87,367	79,785
Series 2019-1, Class MT 3.50%, 07/25/2058	43,003	38,062
Series 2019-3, Class MB 3.50%, 10/25/2058	124,777	100,404
Series 2024-2, Class MT 3.50%, 05/25/2064	105,552	90,718
Series 2018-2, Class M55D 4.00%, 11/25/2057	147,856	138,133
Series 2018-4, Class M55D 4.00%, 03/25/2058	112,503	105,556
Series 2019-2, Class M55D 4.00%, 08/25/2058	130,850	121,535

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-3, Class M55D 4.00%, 10/25/2058	$ 121,690	$ 113,468
Series 2019-4, Class M55D 4.00%, 02/25/2059	44,767	41,438
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(2)	114,986	106,782
Federal Home Loan Mtg. Corp. STRIPS
2.00%, 09/15/2047	73,128	62,075
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 8.32%, (SOFR30A+4.00%), 11/25/2053*	103,860	107,722
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	60,736	61,253
Series 2002-T4, Class A1 6.50%, 12/25/2041	7,143	7,331
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	8,221	8,168
Series 2018-72, Class VB 3.50%, 10/25/2031	132,669	129,199
Series 2019-7, Class CA 3.50%, 11/25/2057	166,997	160,062
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	181,103
Series 2017-35, Class VA 4.00%, 07/25/2028	50,674	50,255
Series 2021-22, Class BI 4.00%, 04/25/2051(3)	433,419	95,077
Series 2002-W3, Class A4 6.50%, 11/25/2041	67,702	68,728
Series 2002-W8, Class A1 6.50%, 06/25/2042	34,379	35,753
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.08%, 04/25/2032(2)	225,000	192,629
Series 2022-M2S, Class A1 3.75%, 05/25/2032(2)	111,525	109,437
Series 2023-M8, Class A2 4.47%, 03/25/2033(2)	110,000	108,995
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	153,277	125,917
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.30%, 06/20/2071(2)	129,189	108,098
		3,455,167
Total Collateralized Mortgage Obligations (cost $5,745,641)		5,460,884
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.1%
U.S. Government — 10.2%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,277,000	1,374,180
1.38%, 11/15/2040 to 08/15/2050	1,809,000	971,396
1.63%, 11/15/2050	800,000	410,750
1.88%, 02/15/2051 to 11/15/2051	696,000	378,814
2.25%, 02/15/2052	1,308,000	778,873
2.38%, 02/15/2042	405,000	288,515
3.00%, 08/15/2052	530,000	373,712
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.13%, 02/15/2043	$ 105,000	$ 82,757
3.38%, 08/15/2042	265,000	218,138
3.88%, 05/15/2043	50,000	43,812
4.50%, 11/15/2054	75,000	70,008
United States Treasury Bonds STRIPS
0.01%, 02/15/2032 to 05/15/2041	1,825,000	1,234,083
United States Treasury Notes
1.63%, 05/15/2031#	555,000	483,544
2.75%, 08/15/2032#	1,515,000	1,380,129
3.13%, 08/31/2029#	459,000	444,566
3.88%, 08/15/2033#	3,310,000	3,219,751
4.00%, 02/15/2034	265,000	258,924
4.25%, 11/15/2034	2,880,000	2,851,650
		14,863,602
U.S. Government Agency — 8.9%
Federal Home Loan Mtg. Corp.
2.50%, 02/01/2051	152,754	125,651
3.00%, 01/01/2052	88,470	76,090
3.45%, 08/01/2032	238,542	222,588
3.50%, 05/01/2042 to 01/01/2050	175,214	159,090
3.80%, 10/01/2034	100,000	92,309
4.00%, 01/01/2052	31,738	29,182
4.50%, 05/01/2052	50,686	48,757
5.50%, 01/01/2055	147,615	146,505
6.00%, 02/01/2054	157,568	160,418
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	256,508
1.56%, 12/01/2030	237,453	206,796
1.93%, 06/01/2035	98,598	79,355
1.95%, 10/01/2029	400,000	359,810
2.50%, 07/01/2050 to 01/01/2052	818,202	675,081
3.00%, 05/01/2050 to 03/01/2061	454,735	387,300
3.10%, 10/01/2032	137,688	125,533
3.14%, 07/01/2032	85,000	77,349
3.15%, 09/01/2033	105,000	93,603
3.30%, 07/01/2032	234,000	214,688
3.41%, 03/01/2033	107,000	97,558
3.45%, 08/01/2033	137,309	125,657
3.50%, 02/01/2052 to 11/01/2059	332,578	295,408
3.68%, 01/01/2032	160,000	151,903
3.77%, 12/01/2025	34,158	33,938
3.81%, 10/01/2032	140,000	132,531
4.00%, 06/01/2049 to 08/01/2059	751,418	696,990
4.05%, 07/01/2032	100,000	96,530
4.12%, 11/01/2032	155,000	149,924
4.18%, 11/01/2030	34,187	33,786
4.31%, 10/01/2032	240,000	234,197
4.32%, 02/01/2034	110,000	106,529
4.41%, 01/01/2033	165,000	161,446
4.45%, 12/01/2032	154,366	152,392
4.50%, 05/01/2052	118,177	113,291
4.74%, 04/01/2031	127,895	129,300
4.76%, 01/01/2030	378,000	383,396
4.83%, 12/01/2029	221,000	225,237
4.93%, 10/01/2032	113,000	114,911
5.00%, 06/01/2053	123,723	119,947
5.07%, 03/01/2028	64,826	65,909
5.43%, 07/01/2030	198,773	207,086
6.00%, 06/01/2052 to 11/01/2053	284,065	287,754
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(2)	534,030	433,552
1.51%, 11/01/2032(2)	214,418	174,528

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.50%, 12/20/2050	$ 172,690	$ 143,295
3.00%, 02/20/2051 to 07/20/2051	1,740,680	1,522,233
3.50%, 01/20/2051 to 02/20/2052	1,864,304	1,659,553
4.00%, 05/20/2038 to 08/20/2052	341,588	319,161
4.50%, 12/20/2031 to 05/20/2052	124,686	119,684
5.00%, 02/20/2052 to 08/20/2052	354,640	344,393
5.50%, 06/20/2063	43,385	42,808
6.00%, 09/20/2053 to 06/20/2063	186,597	189,181
6.50%, 09/20/2054	69,526	73,089
Government National Mtg. Corp.
6.50%, 11/20/2053	157,141	165,386
		12,839,096
Total U.S. Government & Agency Obligations (cost $30,828,319)		27,702,698
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	30,000	29,807
Total Long-Term Investment Securities (cost $130,743,931)		142,521,673
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(4)(5) (cost $202,580)	202,580	202,580
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 05/30/2025, to be repurchased 06/02/2025 in the amount of $2,523,754 and collateralized by $2,535,600 of United States Treasury Inflation Indexed Notes, bearing interest at 4.13% due 01/31/2027 and having an approximate value of $2,573,952 (cost $2,523,468)	2,523,469	2,523,468
TOTAL INVESTMENTS (cost $133,469,979)(6)	100.1%	145,247,721
Other assets less liabilities	(0.1)	(160,186)
NET ASSETS	100.0%	$145,087,535
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $11,885,687 representing 8.2% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2025.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The rate shown is the 7-day yield as of May 31, 2025.
(5)	At May 31, 2025, the Fund had loaned securities with a total value of $4,872,513. This was secured by collateral of $202,580, which was received in cash and subsequently invested in short-term investments currently valued at $202,580 as reported in the Portfolio of Investments. Additional collateral of $4,892,428 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Home Loan Mtg. Corp.	1.50% to 9.50%	06/01/2025 to 04/25/2055	$1,663,511
Federal National Mtg. Assoc.	1.50% to 9.00%	06/01/2025 to 03/01/2062	1,047,854
Government National Mtg. Assoc.	1.50% to 7.50%	06/15/2025 to 01/16/2067	1,993,968
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	187,095
(6)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$87,064,503	$—	$—	$87,064,503
Corporate Bonds & Notes	—	15,725,649	—	15,725,649
Asset Backed Securities	—	6,538,132	—	6,538,132
Collateralized Mortgage Obligations	—	5,460,884	—	5,460,884
U.S. Government & Agency Obligations	—	27,702,698	—	27,702,698
Municipal Securities	—	29,807	—	29,807
Short-Term Investments	202,580	—	—	202,580
Repurchase Agreements	—	2,523,468	—	2,523,468
Total Investments at Value	$87,267,083	$57,980,638	$—	$145,247,721
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Agriculture — 0.7%
Philip Morris International, Inc.	12,861	$ 2,322,568
Auto Manufacturers — 3.8%
Cummins, Inc.	10,766	3,461,054
Tesla, Inc.†	25,725	8,912,683
		12,373,737
Banks — 0.2%
JPMorgan Chase & Co.	3,041	802,824
Biotechnology — 2.6%
Exelixis, Inc.†	41,446	1,783,836
Incyte Corp.†	17,347	1,128,596
Vertex Pharmaceuticals, Inc.†	12,837	5,674,596
		8,587,028
Commercial Services — 4.2%
Block, Inc.†	37,347	2,306,177
Paylocity Holding Corp.†	12,691	2,422,712
PayPal Holdings, Inc.†	42,634	2,996,318
Rollins, Inc.	106,674	6,107,086
		13,832,293
Computers — 10.8%
Apple, Inc.	110,455	22,184,887
Crowdstrike Holdings, Inc., Class A†	10,130	4,774,978
Dell Technologies, Inc., Class C	10,743	1,195,373
EPAM Systems, Inc.†	15,730	2,744,728
Genpact, Ltd.	78,440	3,376,842
Pure Storage, Inc., Class A†	23,858	1,278,550
		35,555,358
Diversified Financial Services — 6.7%
American Express Co.	21,461	6,310,607
Charles Schwab Corp.	18,298	1,616,445
Mastercard, Inc., Class A	19,022	11,139,283
Raymond James Financial, Inc.	10,804	1,587,972
SEI Investments Co.	15,157	1,292,286
		21,946,593
Electric — 0.9%
Vistra Corp.	18,326	2,942,606
Engineering & Construction — 0.9%
EMCOR Group, Inc.	5,892	2,780,199
Food — 0.2%
Sysco Corp.	9,692	707,516
Healthcare-Services — 1.4%
Elevance Health, Inc.	2,309	886,286
UnitedHealth Group, Inc.	12,012	3,626,543
		4,512,829
Insurance — 1.6%
Cincinnati Financial Corp.	21,827	3,291,948
Everest Group, Ltd.	5,289	1,836,288
		5,128,236
Internet — 21.2%
Alphabet, Inc., Class A	17,530	3,010,602
Alphabet, Inc., Class C	67,098	11,597,889
Amazon.com, Inc.†	73,272	15,021,493
Booking Holdings, Inc.	1,069	5,899,736
DoorDash, Inc., Class A†	30,715	6,408,685
Expedia Group, Inc.	26,077	4,348,340
Security Description	Shares or Principal Amount	Value

Internet (continued)
F5, Inc.†	4,126	$ 1,177,478
Meta Platforms, Inc., Class A	23,593	15,276,232
Pinterest, Inc., Class A†	40,455	1,258,555
Uber Technologies, Inc.†	64,721	5,446,919
		69,445,929
Oil & Gas — 0.4%
EOG Resources, Inc.	10,479	1,137,705
Pharmaceuticals — 4.6%
Cardinal Health, Inc.	27,672	4,273,664
Dexcom, Inc.†	26,636	2,285,369
Eli Lilly & Co.	10,273	7,578,084
Neurocrine Biosciences, Inc.†	8,808	1,083,560
		15,220,677
Pipelines — 0.3%
Cheniere Energy, Inc.	4,182	991,092
Retail — 0.5%
TJX Cos., Inc.	6,815	864,824
Ulta Beauty, Inc.†	1,900	895,774
		1,760,598
Semiconductors — 15.1%
Broadcom, Inc.	66,182	16,020,677
NVIDIA Corp.	228,327	30,853,827
QUALCOMM, Inc.	18,895	2,743,554
		49,618,058
Software — 18.3%
Adobe, Inc.†	19,120	7,936,521
Autodesk, Inc.†	6,235	1,846,308
DoubleVerify Holdings, Inc.†	200,246	2,751,380
Dynatrace, Inc.†	14,773	797,890
HubSpot, Inc.†	3,764	2,220,384
Microsoft Corp.	56,950	26,217,502
Salesforce, Inc.	21,454	5,693,248
ServiceNow, Inc.†	7,772	7,858,191
Veeva Systems, Inc., Class A†	3,475	971,958
Workday, Inc., Class A†	14,320	3,547,207
		59,840,589
Telecommunications — 3.0%
Arista Networks, Inc.†	76,326	6,612,885
Motorola Solutions, Inc.	2,148	892,236
T-Mobile US, Inc.	9,178	2,222,911
		9,728,032
Total Long-Term Investment Securities (cost $263,259,852)		319,234,467

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.2%
Unaffiliated Investment Companies — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1) (cost $7,172,629)	7,172,629	$ 7,172,629
TOTAL INVESTMENTS (cost $270,432,481)(2)	99.6%	326,407,096
Other assets less liabilities	0.4	1,409,971
NET ASSETS	100.0%	$327,817,067
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$319,234,467	$—	$—	$319,234,467
Short-Term Investments	7,172,629	—	—	7,172,629
Total Investments at Value	$326,407,096	$—	$—	$326,407,096
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.2%
Domestic Fixed Income Investment Companies — 62.7%
VALIC Company I Core Bond Fund	17,828,581	$172,402,374
VALIC Company I High Yield Bond Fund	412,998	2,870,338
Total Domestic Fixed Income Investment Companies (cost $182,064,686)		175,272,712
Domestic Equity Investment Companies — 26.5%
VALIC Company I Small Cap Growth Fund	180,082	2,830,888
VALIC Company I Small Cap Value Fund	252,101	2,757,979
VALIC Company I Stock Index Fund	743,463	43,403,344
VALIC Company I Systematic Growth Fund	733,159	13,292,174
VALIC Company I Systematic Value Fund	805,568	11,914,355
Total Domestic Equity Investment Companies (cost $65,983,183)		74,198,740
International Equity Investment Companies — 10.0%
VALIC Company I International Equities Index Fund (cost $23,782,926)	3,096,593	27,962,238
Total Long-Term Investment Securities (cost $271,830,795)		277,433,690
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(2) (cost $1,246,085)	1,246,085	$ 1,246,086
TOTAL INVESTMENTS (cost $273,076,880)(3)	99.6%	278,679,776
Other assets less liabilities	0.4	1,069,527
NET ASSETS	100.0%	$279,749,303
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of May 31, 2025.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$277,433,690	$—	$—	$277,433,690
Short-Term Investments	1,246,086	—	—	1,246,086
Total Investments at Value	$278,679,776	$—	$—	$278,679,776
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.9%
Advertising — 0.0%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$ 850,000	$ 805,379
Omnicom Group, Inc.
5.30%, 11/01/2034	262,000	260,013
		1,065,392
Aerospace/Defense — 0.4%
BAE Systems PLC
5.50%, 03/26/2054*	272,000	261,320
Boeing Co.
3.38%, 06/15/2046	1,105,000	727,002
3.60%, 05/01/2034	255,000	220,564
3.75%, 02/01/2050#	709,000	485,734
5.15%, 05/01/2030	1,290,000	1,301,310
5.81%, 05/01/2050	295,000	276,247
5.93%, 05/01/2060	1,323,000	1,224,839
6.26%, 05/01/2027	308,000	316,582
L3Harris Technologies, Inc.
5.25%, 06/01/2031	1,161,000	1,184,399
5.40%, 07/31/2033	1,642,000	1,664,015
Lockheed Martin Corp.
2.80%, 06/15/2050	6,000	3,649
4.70%, 12/15/2031	525,000	527,700
RTX Corp.
5.38%, 02/27/2053	1,625,000	1,510,921
6.40%, 03/15/2054	598,000	637,922
		10,342,204
Agriculture — 0.0%
Bunge, Ltd. Finance Corp.
4.65%, 09/17/2034	809,000	778,001
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	295,000	300,315
		1,078,316
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	747,000	737,577
American Airlines, Inc.
7.25%, 02/15/2028*#	163,000	164,629
8.50%, 05/15/2029*#	532,000	551,213
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,509,988	1,347,693
Latam Airlines Group SA
7.88%, 04/15/2030*#	400,000	401,600
United Airlines Pass-Through Trust
5.45%, 08/15/2038	2,030,177	2,016,598
United Airlines, Inc.
4.63%, 04/15/2029*	305,000	289,705
		5,509,015
Auto Manufacturers — 0.4%
Cummins, Inc.
5.45%, 02/20/2054	174,000	163,813
Daimler Truck Finance North America LLC
2.50%, 12/14/2031*	444,000	380,160
4.95%, 01/13/2028*	243,000	244,458
5.13%, 09/25/2027*	160,000	161,577
5.13%, 01/19/2028*	947,000	957,808
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	442,000	393,628
6.05%, 11/05/2031	950,000	925,594
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Co.
5.35%, 04/15/2028	$ 492,000	$ 495,971
General Motors Financial Co., Inc.
2.70%, 06/10/2031#	413,000	354,422
5.60%, 06/18/2031	1,458,000	1,463,990
5.75%, 02/08/2031	211,000	213,350
Hyundai Capital America
4.55%, 09/26/2029*	600,000	588,222
4.85%, 03/25/2027*	402,000	401,457
4.88%, 11/01/2027*	812,000	811,010
5.35%, 03/19/2029*	767,000	774,307
5.80%, 06/26/2025*	573,000	573,261
6.50%, 01/16/2029*	566,000	591,301
Stellantis Finance US, Inc.
5.75%, 03/18/2030*	480,000	481,123
6.45%, 03/18/2035*	552,000	545,735
Toyota Motor Credit Corp.
4.60%, 10/10/2031	220,000	218,029
		10,739,216
Banks — 8.3%
ABN AMRO Bank NV
5.52%, 12/03/2035*	1,400,000	1,403,030
ABQ Finance, Ltd.
1.88%, 09/08/2025	548,000	542,787
AIB Group PLC
5.32%, 05/15/2031*	1,215,000	1,225,711
5.87%, 03/28/2035*	1,000,000	1,015,076
6.61%, 09/13/2029*	875,000	920,376
Banco General SA
4.13%, 08/07/2027	600,000	589,764
Banco Santander SA
5.57%, 01/17/2030	400,000	411,158
5.59%, 08/08/2028	1,400,000	1,439,158
6.35%, 03/14/2034	1,200,000	1,240,004
6.94%, 11/07/2033	700,000	779,868
Bank of America Corp.
3.31%, 04/22/2042	1,036,000	772,143
3.42%, 12/20/2028	348,000	337,666
3.85%, 03/08/2037	2,597,000	2,325,899
3.97%, 02/07/2030	1,423,000	1,387,803
4.08%, 04/23/2040	2,439,000	2,070,343
4.18%, 11/25/2027	2,581,000	2,558,703
4.57%, 04/27/2033	1,128,000	1,094,119
5.16%, 01/24/2031	830,000	842,298
5.43%, 08/15/2035	453,000	443,873
5.52%, 10/25/2035	1,508,000	1,480,219
5.74%, 02/12/2036	248,000	246,588
6.11%, 01/29/2037	823,000	852,338
Bank of Ireland Group PLC
5.60%, 03/20/2030*	3,640,000	3,717,078
Bank of Montreal
4.64%, 09/10/2030	457,000	456,647
Bank of New York Mellon Corp.
4.94%, 02/11/2031	812,000	820,633
Bank of Nova Scotia
4.59%, 05/04/2037	991,000	923,652
5.65%, 02/01/2034	1,529,000	1,581,910
BankUnited, Inc.
5.13%, 06/11/2030#	1,368,000	1,341,737
Banque Federative du Credit Mutuel SA
5.54%, 01/22/2030*	1,155,000	1,190,177

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Barclays PLC
3.56%, 09/23/2035	$ 1,300,000	$ 1,184,556
4.94%, 09/10/2030	1,161,000	1,158,979
5.37%, 02/25/2031	540,000	544,670
5.79%, 02/25/2036	515,000	516,130
BNP Paribas SA
1.68%, 06/30/2027*	1,556,000	1,505,891
5.09%, 05/09/2031*	817,000	817,483
5.28%, 11/19/2030*	5,298,000	5,349,095
5.79%, 01/13/2033*	840,000	860,405
BPCE SA
3.58%, 10/19/2042*	674,000	474,214
5.39%, 05/28/2031*	1,330,000	1,341,267
5.88%, 01/14/2031*	930,000	956,042
5.94%, 05/30/2035*	420,000	425,298
6.03%, 05/28/2036*	1,660,000	1,684,635
6.29%, 01/14/2036*	1,215,000	1,261,255
6.92%, 01/14/2046*	253,000	258,632
7.00%, 10/19/2034*	1,000,000	1,083,211
CaixaBank SA
6.04%, 06/15/2035*	1,390,000	1,432,505
6.68%, 09/13/2027*	1,185,000	1,212,332
Canadian Imperial Bank of Commerce
4.63%, 09/11/2030	1,510,000	1,501,769
CBQ Finance, Ltd.
2.00%, 09/15/2025	600,000	594,240
Citibank, N.A
4.91%, 05/29/2030	667,000	672,677
Citibank, N.A.
5.57%, 04/30/2034	650,000	665,562
Citigroup, Inc.
2.57%, 06/03/2031	418,000	374,442
2.67%, 01/29/2031	387,000	350,483
2.90%, 11/03/2042	582,000	400,189
3.67%, 07/24/2028	211,000	206,304
4.45%, 09/29/2027	2,307,000	2,297,509
4.54%, 09/19/2030	2,435,000	2,405,024
4.95%, 05/07/2031	3,250,000	3,247,782
5.41%, 09/19/2039	1,122,000	1,070,783
5.88%, 02/22/2033	795,000	815,104
6.00%, 10/31/2033	1,634,000	1,692,480
Citizens Financial Group, Inc.
2.64%, 09/30/2032	1,324,000	1,084,822
5.72%, 07/23/2032	667,000	680,914
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	4,601,000	4,544,738
Cooperatieve Rabobank UA/NY
4.88%, 01/21/2028	828,000	841,258
Credit Agricole SA
5.22%, 05/27/2031*	1,427,000	1,439,526
5.23%, 01/09/2029*	931,000	940,813
5.30%, 07/12/2028*	2,064,000	2,107,158
5.86%, 01/09/2036*	1,265,000	1,285,141
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	591,153
Danske Bank A/S
4.61%, 10/02/2030*	1,001,000	990,078
5.02%, 03/04/2031*	830,000	832,921
DBS Group Holdings, Ltd.
1.82%, 03/10/2031	560,000	547,784
Deutsche Bank AG
2.55%, 01/07/2028	950,000	915,571
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.55%, 09/18/2031	$ 824,000	$ 759,321
3.73%, 01/14/2032	241,000	217,077
3.74%, 01/07/2033	1,426,000	1,255,221
5.00%, 09/11/2030	825,000	821,370
5.30%, 05/09/2031	1,935,000	1,937,675
5.37%, 01/10/2029	680,000	687,693
5.40%, 09/11/2035	855,000	834,372
5.41%, 05/10/2029	295,000	303,646
6.72%, 01/18/2029	274,000	285,948
DNB Bank ASA
4.85%, 11/05/2030*	1,000,000	1,004,425
Fifth Third Bank NA
4.97%, 01/28/2028	435,000	436,734
First Abu Dhabi Bank PJSC
6.32%, 04/04/2034	708,000	728,461
First Citizens BancShares, Inc.
6.25%, 03/12/2040	324,000	312,505
First Horizon Bank
5.75%, 05/01/2030#	1,248,000	1,256,121
First Horizon Corp.
5.51%, 03/07/2031	360,000	362,069
FNB Corp.
5.72%, 12/11/2030	666,000	658,867
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	1,642,000	1,576,643
2.38%, 07/21/2032	1,898,000	1,633,269
3.21%, 04/22/2042	1,469,000	1,068,333
3.80%, 03/15/2030	606,000	584,644
4.22%, 05/01/2029	2,903,000	2,873,074
4.69%, 10/23/2030	310,000	308,889
5.05%, 07/23/2030	135,000	136,153
5.33%, 07/23/2035	290,000	287,542
5.73%, 01/28/2056	387,000	376,124
6.75%, 10/01/2037	1,618,000	1,740,325
Gulf International Bank BSC
5.75%, 06/05/2029	600,000	617,304
HSBC Holdings PLC
5.73%, 05/17/2032	868,000	890,274
5.87%, 11/18/2035	745,000	738,260
6.33%, 03/09/2044	3,508,000	3,681,397
HSBC USA, Inc.
4.65%, 06/03/2028	514,000	515,445
Huntington Bancshares, Inc.
5.27%, 01/15/2031	510,000	515,523
ING Groep NV
1.40%, 07/01/2026*	2,577,000	2,569,667
4.86%, 03/25/2029	314,000	315,242
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	786,000	619,434
7.78%, 06/20/2054*	894,000	975,582
JPMorgan Chase & Co.
2.07%, 06/01/2029	3,246,000	3,019,007
2.53%, 11/19/2041	2,736,000	1,867,471
2.55%, 11/08/2032	308,000	266,905
3.54%, 05/01/2028	2,232,000	2,191,153
4.51%, 10/22/2028	496,000	494,981
4.91%, 07/25/2033	308,000	305,238
5.53%, 11/29/2045	230,000	225,258
6.25%, 10/23/2034	537,000	574,231
KBC Group NV
4.93%, 10/16/2030*	610,000	612,097
KeyBank NA
3.40%, 05/20/2026	1,560,000	1,539,206

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.90%, 08/08/2032	$ 782,000	$ 737,566
KeyCorp
5.12%, 04/04/2031#	1,297,000	1,294,239
Lloyds Banking Group PLC
5.68%, 01/05/2035	977,000	987,358
5.72%, 06/05/2030	2,460,000	2,537,785
Mashreqbank PSC
7.88%, 02/24/2033	700,000	736,950
Mitsubishi UFJ Financial Group, Inc.
5.16%, 04/24/2031	319,000	323,405
Mizuho Financial Group, Inc.
5.78%, 07/06/2029	1,431,000	1,477,658
Morgan Stanley
1.51%, 07/20/2027	1,869,000	1,803,329
1.59%, 05/04/2027	654,000	635,500
2.48%, 09/16/2036	585,000	488,877
3.22%, 04/22/2042	2,102,000	1,545,507
3.62%, 04/01/2031	641,000	607,776
4.65%, 10/18/2030	222,000	220,519
5.04%, 07/19/2030	660,000	666,555
5.17%, 01/16/2030	534,000	542,205
5.30%, 04/20/2037	1,133,000	1,111,697
5.32%, 07/19/2035	1,262,000	1,253,772
5.52%, 11/19/2055	462,000	440,199
5.94%, 02/07/2039	894,000	902,313
Morgan Stanley VRS
3.59%, 07/22/2028(1)	1,990,000	1,945,641
Morgan Stanley Bank NA
5.50%, 05/26/2028	312,000	317,601
NatWest Group PLC
1.64%, 06/14/2027	1,452,000	1,406,888
3.03%, 11/28/2035	947,000	839,421
4.45%, 05/08/2030	778,000	765,044
4.89%, 05/18/2029	755,000	757,494
4.96%, 08/15/2030	671,000	672,287
5.12%, 05/23/2031	940,000	943,653
8.00%, 08/10/2025(2)	1,096,000	1,099,262
NatWest Markets PLC
4.79%, 03/21/2028*#	528,000	530,490
5.41%, 05/17/2029*	1,905,000	1,953,512
Nbk Tier 2, Ltd.
2.50%, 11/24/2030	744,000	730,059
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,584,934
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	670,000	661,643
4.90%, 05/13/2031	875,000	875,874
Regions Financial Corp.
5.50%, 09/06/2035	557,000	547,056
5.72%, 06/06/2030	535,000	547,149
7.38%, 12/10/2037	769,000	845,851
Royal Bank of Canada
4.65%, 10/18/2030	1,050,000	1,045,545
4.72%, 03/27/2028	884,000	887,005
Santander Holdings USA, Inc.
6.17%, 01/09/2030	2,000,000	2,063,400
Santander UK Group Holdings PLC
4.86%, 09/11/2030	1,880,000	1,861,640
5.69%, 04/15/2031	910,000	930,695
Shinhan Financial Group Co., Ltd.
5.00%, 07/24/2028	800,000	808,128
Security Description	Shares or Principal Amount	Value

Banks (continued)
Signature Bank
4.00%, 10/15/2030	$ 740,000	$ 421,800
SNB Sukuk, Ltd.
5.13%, 02/27/2029	550,000	555,854
Societe Generale SA
5.25%, 02/19/2027*	775,000	779,550
5.51%, 05/22/2031*	1,320,000	1,329,733
6.10%, 04/13/2033*	2,240,000	2,304,188
6.45%, 01/10/2029*	2,500,000	2,586,828
Standard Chartered PLC
5.01%, 10/15/2030*	550,000	549,549
5.69%, 05/14/2028*	609,000	618,162
Sumitomo Mitsui Financial Group, Inc.
5.84%, 07/09/2044	335,000	333,897
Sumitomo Mitsui Trust Bank, Ltd.
4.45%, 09/10/2027*	528,000	527,889
Swedbank AB
1.54%, 11/16/2026*#	3,767,000	3,617,693
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	360,000	347,091
Toronto-Dominion Bank
5.30%, 01/30/2032	780,000	790,982
Truist Financial Corp.
5.12%, 01/26/2034	1,000,000	980,392
7.16%, 10/30/2029	2,000,000	2,153,079
UBS AG
7.50%, 02/15/2028	519,000	557,793
UBS Group AG
1.49%, 08/10/2027*	1,610,000	1,548,981
4.13%, 09/24/2025*	161,000	160,629
4.75%, 05/12/2028*	1,677,000	1,678,931
5.43%, 02/08/2030*	1,620,000	1,652,376
5.58%, 05/09/2036*	210,000	210,143
5.62%, 09/13/2030*	720,000	741,536
United Overseas Bank, Ltd.
2.00%, 10/14/2031	1,450,000	1,395,294
US Bancorp
2.49%, 11/03/2036	2,056,000	1,711,500
5.08%, 05/15/2031	860,000	867,044
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	387,000	391,872
Wells Fargo & Co.
2.57%, 02/11/2031	1,217,000	1,099,472
2.88%, 10/30/2030	1,491,000	1,375,940
3.07%, 04/30/2041	1,813,000	1,328,565
4.30%, 07/22/2027	3,302,000	3,286,792
4.65%, 11/04/2044	364,000	302,696
4.75%, 12/07/2046	202,000	167,128
4.97%, 04/23/2029	730,000	735,433
5.21%, 12/03/2035	2,415,000	2,368,399
5.39%, 04/24/2034	1,063,000	1,067,544
5.50%, 01/23/2035	212,000	213,203
5.61%, 01/15/2044	372,000	349,888
5.71%, 04/22/2028	1,965,000	2,001,306
Woori Bank
5.13%, 08/06/2028	620,000	622,696
Yapi ve Kredi Bankasi AS
7.25%, 03/03/2030*	320,000	317,907
Zions Bancorp NA
3.25%, 10/29/2029	1,586,000	1,432,316
6.82%, 11/19/2035	794,000	800,421
		223,369,733

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$ 1,049,000	$ 945,697
Constellation Brands, Inc.
4.35%, 05/09/2027	744,000	741,767
PepsiCo, Inc.
3.60%, 02/18/2028	369,000	364,571
4.00%, 03/05/2042	194,000	159,484
4.45%, 02/07/2028	535,000	539,913
		2,751,432
Biotechnology — 0.5%
Amgen, Inc.
2.80%, 08/15/2041	1,181,000	831,927
3.15%, 02/21/2040	1,184,000	895,087
4.40%, 05/01/2045	510,000	422,976
4.66%, 06/15/2051	412,000	341,747
5.15%, 03/02/2028	444,000	452,118
5.25%, 03/02/2030	546,000	559,790
5.60%, 03/02/2043	256,000	248,438
5.65%, 03/02/2053	1,470,000	1,399,327
5.75%, 03/02/2063	1,015,000	959,586
Biogen, Inc.
5.75%, 05/15/2035	610,000	614,107
6.45%, 05/15/2055	427,000	427,143
Gilead Sciences, Inc.
2.60%, 10/01/2040	1,225,000	857,233
4.80%, 11/15/2029	534,000	541,429
5.10%, 06/15/2035	350,000	347,978
5.55%, 10/15/2053	562,000	538,891
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	374,000	320,394
2.80%, 09/15/2050	983,000	563,890
Royalty Pharma PLC
2.15%, 09/02/2031	1,901,000	1,606,758
5.15%, 09/02/2029	310,000	313,479
5.90%, 09/02/2054	380,000	357,006
		12,599,304
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	1,836,000	1,422,894
5.90%, 03/15/2034	232,000	243,753
CRH SMW Finance DAC
5.20%, 05/21/2029	1,601,000	1,631,177
GCC SAB de CV
3.61%, 04/20/2032	600,000	523,452
Holcim Finance US LLC
4.95%, 04/07/2030*	320,000	322,054
Lennox International, Inc.
5.50%, 09/15/2028	637,000	654,271
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	1,063,000	925,109
Owens Corning
5.50%, 06/15/2027	303,000	307,370
St Marys Cement, Inc.
5.75%, 04/02/2034	400,000	397,541
Standard Industries, Inc.
3.38%, 01/15/2031*	279,000	246,856
4.38%, 07/15/2030*	352,000	330,357
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Vulcan Materials Co.
5.70%, 12/01/2054	$ 379,000	$ 364,328
		7,369,162
Chemicals — 0.3%
CF Industries, Inc.
5.38%, 03/15/2044	708,000	637,594
Consolidated Energy Finance SA
5.63%, 10/15/2028*	751,000	606,314
DuPont de Nemours, Inc.
5.32%, 11/15/2038	750,000	763,818
Eastman Chemical Co.
5.75%, 03/08/2033	521,000	533,811
Ecolab, Inc.
2.70%, 12/15/2051	1,752,000	1,045,898
4.30%, 06/15/2028	248,000	248,736
5.25%, 01/15/2028	500,000	512,996
EIDP, Inc.
5.13%, 05/15/2032	1,170,000	1,180,873
MEGlobal BV
4.25%, 11/03/2026	790,000	781,541
Methanex Corp.
5.25%, 12/15/2029	729,000	707,066
Methanex US Operations, Inc.
6.25%, 03/15/2032*	135,000	130,642
Minerals Technologies, Inc.
5.00%, 07/01/2028*	510,000	495,552
Nutrien, Ltd.
5.20%, 06/21/2027	327,000	330,922
OCP SA
6.10%, 04/30/2030*	200,000	200,310
RPM International, Inc.
2.95%, 01/15/2032	121,000	105,248
Sherwin-Williams Co.
4.80%, 09/01/2031	300,000	299,868
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
7.63%, 05/03/2029*(3)	345,796	204,020
Westlake Corp.
3.38%, 08/15/2061	602,000	340,984
		9,126,193
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	141,000	143,107
Commercial Services — 0.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.38%, 06/15/2032*	170,000	171,280
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	232,000	218,755
8.25%, 01/15/2030*#	160,000	162,738
Block, Inc.
6.50%, 05/15/2032	375,000	383,245
Boost Newco Borrower LLC
7.50%, 01/15/2031*	275,000	290,966
Champions Financing, Inc.
8.75%, 02/15/2029*#	584,000	543,945
Deluxe Corp.
8.00%, 06/01/2029*	691,000	641,283
8.13%, 09/15/2029*	339,000	342,710

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
DP World Crescent, Ltd.
5.50%, 05/08/2035*	$ 320,000	$ 319,012
DP World, Ltd.
5.63%, 09/25/2048	544,000	496,400
Element Fleet Management Corp.
5.04%, 03/25/2030*	900,000	895,841
5.64%, 03/13/2027*	1,520,000	1,541,986
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	408,000	419,188
8.63%, 05/15/2032*	315,000	330,325
Ford Foundation
2.82%, 06/01/2070#	1,448,000	780,402
GXO Logistics, Inc.
6.25%, 05/06/2029	456,000	466,867
Herc Holdings Escrow, Inc.
7.00%, 06/15/2030*	180,000	185,441
7.25%, 06/15/2033*	375,000	385,947
Hertz Corp.
4.63%, 12/01/2026*#	303,000	267,577
12.63%, 07/15/2029*#	262,000	266,777
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028	300,000	308,998
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	797,000	703,698
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	179,000	171,821
6.25%, 01/15/2028*	382,000	381,609
Quanta Services, Inc.
2.35%, 01/15/2032	1,385,000	1,166,674
2.90%, 10/01/2030	500,000	454,084
3.05%, 10/01/2041	969,000	668,582
5.25%, 08/09/2034	617,000	611,381
Rentokil Terminix Funding LLC
5.63%, 04/28/2035*	440,000	440,082
S&P Global, Inc.
2.70%, 03/01/2029	1,623,000	1,529,624
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	451,000	460,154
Triton Container International, Ltd.
2.05%, 04/15/2026*#	430,000	419,435
3.15%, 06/15/2031*	1,035,000	883,146
Triton Container International, Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	505,000	427,065
Veritiv Operating Co.
10.50%, 11/30/2030*	514,000	546,693
VM Consolidated, Inc.
5.50%, 04/15/2029*	632,000	625,289
WEX, Inc.
6.50%, 03/15/2033*	451,000	446,065
		19,355,085
Computers — 0.6%
Accenture Capital, Inc.
4.25%, 10/04/2031	650,000	638,233
4.50%, 10/04/2034	803,000	771,496
Apple, Inc.
1.40%, 08/05/2028	1,074,000	989,082
2.65%, 05/11/2050	925,000	564,936
2.70%, 08/05/2051	739,000	449,006
Security Description	Shares or Principal Amount	Value

Computers (continued)
3.95%, 08/08/2052	$ 706,000	$ 550,181
4.38%, 05/13/2045	476,000	413,219
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035#	378,000	374,041
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	1,959,000	1,420,023
4.35%, 02/01/2030	892,000	876,519
4.75%, 04/01/2028	766,000	769,518
5.30%, 04/01/2032	1,800,000	1,808,084
8.10%, 07/15/2036	502,000	593,467
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	377,000	389,648
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	318,000	317,535
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031	1,725,000	1,730,479
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	462,000	409,662
Leidos, Inc.
4.38%, 05/15/2030	1,662,000	1,618,030
5.50%, 03/15/2035	513,000	511,373
5.75%, 03/15/2033	587,000	603,142
NCR Voyix Corp.
5.13%, 04/15/2029*	56,000	54,579
Seagate HDD Cayman
4.09%, 06/01/2029	192,000	183,614
		16,035,867
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	660,000	617,264
Haleon US Capital LLC
3.63%, 03/24/2032	1,000,000	926,556
4.00%, 03/24/2052	1,085,000	818,558
Kenvue, Inc.
4.85%, 05/22/2032	464,000	466,088
L'Oreal SA
5.00%, 05/20/2035*	334,000	336,293
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032#	735,000	733,700
		3,898,459
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,799,000	1,743,581
4.63%, 09/10/2029	1,160,000	1,151,049
Air Lease Corp.
4.65%, 06/15/2026(2)	342,000	336,404
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	677,000	672,276
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	645,000	642,063
Ally Financial, Inc.
6.65%, 01/17/2040	689,000	661,666
6.70%, 02/14/2033#	358,000	364,107
American Express Co.
5.09%, 01/30/2031	454,000	460,890
5.10%, 02/16/2028	1,377,000	1,389,582
5.44%, 01/30/2036	775,000	780,114
5.67%, 04/25/2036	361,000	368,607
Aviation Capital Group LLC
5.13%, 04/10/2030*	635,000	631,156

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026*	$ 12,000,000	$ 11,919,147
4.95%, 01/15/2028*	465,000	463,668
5.15%, 01/15/2030*	715,000	712,449
5.38%, 05/30/2030*	725,000	727,413
5.75%, 11/15/2029*	965,000	981,512
6.38%, 05/04/2028*	343,000	355,069
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	324,000	345,444
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	365,000	363,263
6.88%, 04/15/2030*	244,000	244,630
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029*	550,000	571,829
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	818,000	691,051
Credit Acceptance Corp.
6.63%, 03/15/2030*	282,000	280,899
9.25%, 12/15/2028*	261,000	276,177
EZCORP, Inc.
7.38%, 04/01/2032*	326,000	338,307
Focus Financial Partners LLC
6.75%, 09/15/2031*	577,000	583,714
goeasy, Ltd.
6.88%, 05/15/2030*	426,000	420,667
7.63%, 07/01/2029*	140,000	141,438
Intercontinental Exchange, Inc.
4.25%, 09/21/2048	1,104,000	885,972
4.95%, 06/15/2052	672,000	594,043
5.20%, 06/15/2062	622,000	560,793
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	598,000	598,990
7.13%, 04/30/2031*	217,000	226,692
LFS Topco LLC
5.88%, 10/15/2026*	450,000	445,877
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	1,130,000	1,113,049
5.20%, 03/27/2028*	1,060,000	1,063,109
Mastercard, Inc.
4.35%, 01/15/2032	657,000	646,762
Nasdaq, Inc.
5.95%, 08/15/2053	303,000	300,682
6.10%, 06/28/2063	363,000	359,291
OneMain Finance Corp.
5.38%, 11/15/2029	178,000	172,460
6.63%, 05/15/2029	380,000	384,236
Planet Financial Group LLC
10.50%, 12/15/2029*	607,000	598,077
Rfna LP
7.88%, 02/15/2030*	400,000	401,000
SURA Asset Management SA
6.35%, 05/13/2032*	200,000	207,180
Synchrony Financial
4.50%, 07/23/2025	2,146,000	2,144,465
5.15%, 03/19/2029	879,000	871,822
5.45%, 03/06/2031#	273,000	271,700
USAA Capital Corp.
4.38%, 06/01/2028*	555,000	555,184
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	587,000	612,002
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Voya Financial, Inc.
5.00%, 09/20/2034	$ 259,000	$ 246,792
		41,878,350
Electric — 3.2%
AEP Transmission Co. LLC
4.50%, 06/15/2052	252,000	204,727
AES Andes SA
6.25%, 03/14/2032*#	575,000	577,575
AES Corp.
2.45%, 01/15/2031#	2,780,000	2,377,145
5.45%, 06/01/2028#	1,250,000	1,266,340
5.80%, 03/15/2032	920,000	911,932
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(4)	218,000	219,036
Alliant Energy Finance LLC
5.95%, 03/30/2029*	504,000	521,948
Ameren Corp.
5.70%, 12/01/2026	727,000	738,486
American Electric Power Co., Inc.
5.63%, 03/01/2033#	1,172,000	1,199,833
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	570,000	548,899
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	554,000	547,782
Calpine Corp.
3.75%, 03/01/2031*#	100,000	92,796
5.00%, 02/01/2031*	480,000	465,527
Clearway Energy Operating LLC
3.75%, 01/15/2032*	516,000	453,242
CMS Energy Corp.
3.75%, 12/01/2050	1,178,000	1,031,480
4.75%, 06/01/2050	1,337,000	1,264,602
Cometa Energia SA de CV
6.38%, 04/24/2035	591,240	596,756
Commonwealth Edison Co.
5.95%, 06/01/2055	133,000	133,197
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	715,000	540,080
4.13%, 05/15/2049	438,000	336,368
4.45%, 03/15/2044	751,000	632,110
4.50%, 12/01/2045	392,000	326,573
Constellation Energy Generation LLC
5.60%, 06/15/2042	2,500,000	2,397,210
5.75%, 10/01/2041	1,000,000	972,479
Diamond II, Ltd.
7.95%, 07/28/2026	248,000	249,565
Dominion Energy, Inc.
5.25%, 08/01/2033	1,951,000	1,929,472
DTE Electric Co.
3.95%, 03/01/2049	1,683,000	1,289,109
DTE Energy Co.
4.88%, 06/01/2028	1,839,000	1,855,531
Duke Energy Carolinas LLC
3.55%, 03/15/2052	651,000	451,790
5.40%, 01/15/2054	500,000	465,871
Duke Energy Corp.
5.80%, 06/15/2054	399,000	377,641
Duke Energy Florida LLC
5.95%, 11/15/2052	744,000	741,829
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	534,000	507,226

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Progress LLC
4.00%, 04/01/2052	$ 1,054,000	$ 783,283
Emera US Finance LP
4.75%, 06/15/2046	1,756,000	1,417,107
Enel Finance International NV
3.50%, 04/06/2028*	1,128,000	1,094,093
4.75%, 05/25/2047*	1,025,000	841,588
5.13%, 06/26/2029*	323,000	327,005
7.75%, 10/14/2052*	1,090,000	1,278,795
Engie SA
5.25%, 04/10/2029*	850,000	864,214
5.88%, 04/10/2054*	962,000	914,716
Entergy Mississippi LLC
3.50%, 06/01/2051	490,000	327,548
3.85%, 06/01/2049	296,000	213,944
5.80%, 04/15/2055	156,000	150,836
5.85%, 06/01/2054	360,000	350,906
Entergy Texas, Inc.
4.50%, 03/30/2039	2,880,000	2,566,129
5.00%, 09/15/2052	326,000	278,505
5.25%, 04/15/2035	266,000	265,382
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	174,000	175,040
FirstEnergy Corp.
4.85%, 07/15/2047	566,000	466,627
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	2,230,000	2,266,496
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	1,950,000	1,636,756
Florida Power & Light Co.
5.15%, 06/15/2029#	671,000	691,753
Georgia Power Co.
3.25%, 03/15/2051	2,124,000	1,403,851
Interstate Power & Light Co.
3.50%, 09/30/2049	1,493,000	1,023,918
Interstate Power and Light Co.
4.95%, 09/30/2034	340,000	328,444
ITC Holdings Corp.
5.65%, 05/09/2034*	455,000	457,965
Jersey Central Power & Light Co.
5.10%, 01/15/2035	255,000	249,548
Kentucky Power Co.
7.00%, 11/15/2033*	935,000	992,386
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	456,000	395,127
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	494,496	491,386
Minejesa Capital BV
4.63%, 08/10/2030	513,110	499,251
Narragansett Electric Co.
5.35%, 05/01/2034*	415,000	412,628
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	736,000	733,673
4.75%, 02/07/2028	502,000	507,042
National Rural Utilities Cooperative Finance Corp. FRS
7.45%, (TSFR3M+3.17%), 04/30/2043	558,000	555,230
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,465,000	1,514,017
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	708,000	719,952
5.75%, 09/01/2025	512,000	513,328
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.90%, 03/15/2055	$ 582,000	$ 562,820
Niagara Energy SAC
5.75%, 10/03/2034*#	540,000	530,358
NRG Energy, Inc.
3.63%, 02/15/2031*	889,000	806,153
5.25%, 06/15/2029*	39,000	38,541
OGE Energy Corp.
5.45%, 05/15/2029	235,000	241,998
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	326,000	309,716
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,145,000	1,086,233
Pacific Gas & Electric Co.
3.95%, 12/01/2047	1,837,000	1,270,446
4.30%, 03/15/2045	2,422,000	1,803,314
4.95%, 06/08/2025	715,000	714,935
5.70%, 03/01/2035	1,780,000	1,750,141
5.80%, 05/15/2034	127,000	125,518
6.40%, 06/15/2033	157,000	161,539
PacifiCorp
7.38%, 09/15/2055	910,000	925,861
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	778,000	746,537
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	900,000	712,881
PG&E Recovery Funding LLC
5.23%, 06/01/2042	1,155,000	1,138,405
5.53%, 06/01/2051	1,370,000	1,324,037
PPL Capital Funding, Inc.
5.25%, 09/01/2034	234,000	231,653
Public Service Co. of Colorado
2.70%, 01/15/2051	3,296,000	1,900,116
3.70%, 06/15/2028	552,000	542,611
4.10%, 06/15/2048	1,412,000	1,072,887
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,709,000	1,453,492
Public Service Electric & Gas Co.
4.85%, 08/01/2034	218,000	214,592
Puget Sound Energy, Inc.
5.69%, 06/15/2054	384,000	366,677
RWE Finance US LLC
6.25%, 04/16/2054*	596,000	575,943
Saavi Energia SARL
8.88%, 02/10/2035*	410,000	419,430
San Diego Gas & Electric Co.
5.55%, 04/15/2054	392,000	363,715
Southern California Edison Co.
5.20%, 06/01/2034	1,500,000	1,436,549
5.45%, 06/01/2031	1,650,000	1,661,786
5.90%, 03/01/2055	435,000	390,602
Termocandelaria Power SA
7.75%, 09/17/2031	400,000	398,772
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	337,000	339,598
Union Electric Co.
3.90%, 04/01/2052	901,000	664,886
Virginia Electric & Power Co.
5.55%, 08/15/2054	188,000	175,695
5.65%, 03/15/2055	1,600,000	1,523,302
Vistra Operations Co. LLC
5.00%, 07/31/2027*	381,000	379,890

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.70%, 12/30/2034*	$ 3,000,000	$ 2,988,560
6.00%, 04/15/2034*	101,000	102,431
7.75%, 10/15/2031*	160,000	169,654
Wisconsin Power & Light Co.
3.95%, 09/01/2032	355,000	330,639
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*#	398,000	399,953
8.38%, 01/15/2031*#	730,000	762,335
		87,047,827
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	230,000	222,560
6.63%, 01/15/2032*	160,000	163,317
WESCO Distribution, Inc.
6.38%, 03/15/2033*	442,000	450,205
		836,082
Electronics — 0.2%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	463,000	469,651
5.60%, 05/29/2034	438,000	441,408
Amphenol Corp.
5.25%, 04/05/2034	385,000	389,550
Honeywell International, Inc.
4.95%, 09/01/2031	442,000	449,515
Imola Merger Corp.
4.75%, 05/15/2029*	580,000	555,750
TD Synnex Corp.
6.10%, 04/12/2034	648,000	664,996
Trimble, Inc.
6.10%, 03/15/2033	328,000	342,399
TTM Technologies, Inc.
4.00%, 03/01/2029*	606,000	575,993
Tyco Electronics Group SA
5.00%, 05/09/2035	544,000	531,718
Vontier Corp.
2.95%, 04/01/2031	916,000	806,706
		5,227,686
Energy-Alternate Sources — 0.0%
India Green Power Holdings
4.00%, 02/22/2027	303,310	291,317
Engineering & Construction — 0.0%
HTA Group, Ltd.
7.50%, 06/04/2029	300,000	305,445
MasTec, Inc.
5.90%, 06/15/2029	429,000	440,190
		745,635
Entertainment — 0.2%
Banijay Entertainment SASU
8.13%, 05/01/2029*	521,000	540,656
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#	144,000	134,475
Flutter Treasury DAC
5.88%, 06/04/2031*	555,000	557,775
GENM Capital Labuan, Ltd.
3.88%, 04/19/2031	308,000	271,143
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	744,000	735,439
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*#	$ 648,000	$ 622,884
Voyager Parent LLC
9.25%, 07/01/2032*	625,000	645,696
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	404,000	342,822
5.05%, 03/15/2042	778,000	559,637
5.14%, 03/15/2052	71,000	46,026
5.39%, 03/15/2062	394,000	253,630
		4,710,183
Environmental Control — 0.1%
Republic Services, Inc.
4.75%, 07/15/2030	676,000	682,746
Reworld Holding Corp.
5.00%, 09/01/2030	477,000	444,777
Waste Connections, Inc.
2.20%, 01/15/2032	886,000	754,601
5.25%, 09/01/2035	221,000	222,860
Waste Management, Inc.
4.95%, 07/03/2027	660,000	669,382
		2,774,366
Food — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	296,000	295,734
6.25%, 03/15/2033*	415,000	421,298
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	1,167,000	1,124,937
5.38%, 01/09/2036	430,000	414,372
C&S Group Enterprises LLC
5.00%, 12/15/2028*	849,000	722,490
Conagra Brands, Inc.
5.40%, 11/01/2048	526,000	462,953
7.00%, 10/01/2028	668,000	712,055
Hershey Co.
4.55%, 02/24/2028	374,000	377,875
Hormel Foods Corp.
4.80%, 03/30/2027	589,000	593,967
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	400,000	359,949
J.M. Smucker Co.
6.50%, 11/15/2043	394,000	411,858
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	855,000	734,941
3.75%, 12/01/2031	1,520,000	1,394,589
6.50%, 12/01/2052	600,000	608,054
Kellanova
7.45%, 04/01/2031	985,000	1,114,943
Kraft Heinz Foods Co.
4.38%, 06/01/2046	3,018,000	2,382,540
4.88%, 10/01/2049	332,000	277,662
5.20%, 03/15/2032	335,000	336,018
Kroger Co.
3.88%, 10/15/2046	497,000	366,283
5.00%, 09/15/2034	608,000	592,175
5.50%, 09/15/2054	797,000	736,972
5.65%, 09/15/2064	969,000	894,672
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	124,000	122,686

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Mars, Inc.
4.65%, 04/20/2031*	$ 815,000	$ 817,790
5.65%, 05/01/2045*	1,819,000	1,784,498
5.70%, 05/01/2055*	375,000	363,787
Performance Food Group, Inc.
4.25%, 08/01/2029*	380,000	362,191
5.50%, 10/15/2027*	199,000	198,175
Sysco Corp.
4.45%, 03/15/2048	1,003,000	808,666
4.50%, 04/01/2046	1,922,000	1,559,835
5.10%, 09/23/2030	666,000	675,424
		22,029,389
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
6.18%, 05/05/2032*#	365,000	366,162
Georgia-Pacific LLC
0.95%, 05/15/2026*	1,435,000	1,387,875
4.40%, 06/30/2028*	221,000	221,223
Inversiones CMPC SA
6.13%, 02/26/2034*#	850,000	849,165
LD Celulose International GmbH
7.95%, 01/26/2032*#	200,000	206,100
Magnera Corp.
4.75%, 11/15/2029*	749,000	634,901
Suzano Austria GmbH
5.00%, 01/15/2030	300,000	291,645
		3,957,071
Gas — 0.2%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	1,155,000	1,114,918
Atmos Energy Corp.
5.75%, 10/15/2052	509,000	499,667
Brooklyn Union Gas Co.
6.42%, 07/18/2054*	328,000	330,004
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,644,000	1,681,677
NiSource, Inc.
5.20%, 07/01/2029	750,000	764,130
5.85%, 04/01/2055	189,000	182,568
Southern California Gas Co.
5.60%, 04/01/2054	615,000	576,127
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	80,000	83,556
7.75%, 05/01/2035*	460,000	484,401
		5,717,048
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	1,045,000	1,013,395
Healthcare-Products — 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	1,036,000	905,559
2.75%, 09/15/2029	816,000	757,416
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	705,000	723,737
Insulet Corp.
6.50%, 04/01/2033*	391,000	402,048
Medline Borrower LP
3.88%, 04/01/2029*	396,000	373,217
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	$ 185,000	$ 188,249
Solventum Corp.
5.60%, 03/23/2034	904,000	911,797
Sotera Health Holdings LLC
7.38%, 06/01/2031*	322,000	334,469
STERIS PLC
3.75%, 03/15/2051	597,000	414,430
Stryker Corp.
4.85%, 12/08/2028	769,000	779,934
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029#	1,034,000	1,057,472
		6,848,328
Healthcare-Services — 0.9%
Cigna Group
2.38%, 03/15/2031	341,000	298,164
2.40%, 03/15/2030	561,000	505,847
3.40%, 03/15/2050	1,022,000	667,100
3.88%, 10/15/2047	260,000	188,677
4.38%, 10/15/2028	334,000	332,136
5.00%, 05/15/2029	485,000	492,344
Concentra Health Services, Inc.
6.88%, 07/15/2032*	641,000	659,478
DaVita, Inc.
6.75%, 07/15/2033*	522,000	527,391
Elevance Health, Inc.
2.88%, 09/15/2029	877,000	817,481
6.10%, 10/15/2052	524,000	519,950
HCA, Inc.
3.38%, 03/15/2029	788,000	749,472
3.50%, 09/01/2030	1,579,000	1,472,797
3.50%, 07/15/2051	1,724,000	1,104,818
4.63%, 03/15/2052	724,000	566,190
5.25%, 06/15/2049	1,027,000	888,235
5.45%, 04/01/2031	1,141,000	1,161,610
5.50%, 03/01/2032	798,000	807,649
5.75%, 03/01/2035	727,000	732,734
Humana, Inc.
1.35%, 02/03/2027	1,084,000	1,031,992
4.88%, 04/01/2030	729,000	725,830
5.50%, 03/15/2053	311,000	269,938
5.75%, 04/15/2054	412,000	370,107
5.88%, 03/01/2033	640,000	650,285
LifePoint Health, Inc.
5.38%, 01/15/2029*#	637,000	601,630
Molina Healthcare, Inc.
3.88%, 11/15/2030*	250,000	228,574
6.25%, 01/15/2033*	483,000	482,221
Quest Diagnostics, Inc.
5.00%, 12/15/2034	751,000	737,138
Roche Holdings, Inc.
5.49%, 11/13/2030*	2,127,000	2,226,454
Select Medical Corp.
6.25%, 12/01/2032*#	444,000	440,026
UnitedHealth Group, Inc.
1.25%, 01/15/2026	1,560,000	1,527,140
4.75%, 05/15/2052	1,408,000	1,156,700
4.90%, 04/15/2031#	464,000	464,975
4.95%, 05/15/2062	598,000	491,648
		23,896,731

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Home Builders — 0.0%
Lennar Corp.
5.20%, 07/30/2030	$ 306,000	$ 308,874
Mattamy Group Corp.
4.63%, 03/01/2030*	487,000	458,452
		767,326
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	512,000	516,099
Aon North America, Inc.
5.30%, 03/01/2031	2,141,000	2,193,903
5.75%, 03/01/2054	1,381,000	1,318,544
Arthur J Gallagher & Co.
5.75%, 07/15/2054	311,000	295,723
6.75%, 02/15/2054	404,000	435,876
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	310,000	312,419
5.75%, 03/02/2053	1,164,000	1,113,932
Athene Global Funding
1.73%, 10/02/2026*	2,229,000	2,142,590
4.86%, 08/27/2026*	594,000	595,374
5.32%, 11/13/2031*	952,000	946,669
Athene Holding, Ltd.
3.45%, 05/15/2052	214,000	131,455
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	432,000	445,360
Chubb INA Holdings LLC
4.65%, 08/15/2029	925,000	934,086
CNO Global Funding
5.88%, 06/04/2027*	1,600,000	1,636,299
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,211,000	2,135,236
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	182,000	175,998
6.50%, 06/04/2029	290,000	296,423
F&G Global Funding
2.30%, 04/11/2027*	1,720,000	1,644,526
5.88%, 06/10/2027*	700,000	713,665
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	599,000	614,974
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	475,000	498,828
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	1,297,000	801,751
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	490,000	492,018
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/2054*	703,000	682,614
New York Life Global Funding
4.85%, 01/09/2028*	336,000	339,836
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	439,000	439,393
5.16%, 05/28/2031*	1,000,000	1,019,259
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	495,000	512,079
Pricoa Global Funding I
4.65%, 08/27/2031*	298,000	295,289
Prudential Financial, Inc.
3.91%, 12/07/2047	450,000	340,685
Security Description	Shares or Principal Amount	Value

Insurance (continued)
5.70%, 09/15/2048	$ 1,087,000	$ 1,087,632
Prudential Funding Asia PLC
3.13%, 04/14/2030	396,000	371,859
Willis North America, Inc.
4.65%, 06/15/2027	818,000	821,211
5.90%, 03/05/2054	438,000	422,416
		26,724,021
Internet — 0.3%
Alibaba Group Holding, Ltd.
5.25%, 05/26/2035	430,000	428,903
Alphabet, Inc.
5.25%, 05/15/2055	389,000	376,182
5.30%, 05/15/2065	389,000	372,466
Amazon.com, Inc.
3.30%, 04/13/2027	552,000	544,509
3.60%, 04/13/2032	227,000	214,857
3.88%, 08/22/2037	234,000	208,497
4.05%, 08/22/2047	346,000	281,626
4.65%, 12/01/2029#	420,000	427,837
Cogent Communications Group LLC
7.00%, 06/15/2027*	549,000	551,955
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*#	160,000	160,989
Expedia Group, Inc.
2.95%, 03/15/2031	425,000	381,725
Gen Digital, Inc.
6.25%, 04/01/2033*	65,000	65,722
6.75%, 09/30/2027*	98,000	99,693
7.13%, 09/30/2030*	382,000	394,296
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	705,000	650,362
ION Trading Technologies SARL
9.50%, 05/30/2029*	200,000	206,211
Match Group Holdings II LLC
3.63%, 10/01/2031*	123,000	107,575
4.13%, 08/01/2030*	356,000	328,557
Meituan
3.05%, 10/28/2030	624,000	572,504
4.63%, 10/02/2029*	325,000	323,490
Meta Platforms, Inc.
5.40%, 08/15/2054	875,000	830,642
5.55%, 08/15/2064	276,000	264,099
Prosus NV
4.03%, 08/03/2050	820,000	526,597
Uber Technologies, Inc.
4.80%, 09/15/2034	405,000	390,815
		8,710,109
Investment Companies — 0.0%
Abu Dhabi Developmental Holding Co. PJSC
5.25%, 10/02/2054*	470,000	424,164
Iron/Steel — 0.2%
Allegheny Technologies, Inc.
5.13%, 10/01/2031	150,000	144,751
ATI, Inc.
4.88%, 10/01/2029	418,000	405,460
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027#	50,000	49,246
6.25%, 10/01/2040	48,000	34,892
7.00%, 03/15/2032*#	804,000	693,488
7.38%, 05/01/2033*	80,000	68,706

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
Commercial Metals Co.
3.88%, 02/15/2031	$ 560,000	$ 507,033
Mineral Resources, Ltd.
8.13%, 05/01/2027*	810,000	810,620
8.50%, 05/01/2030*#	25,000	24,762
9.25%, 10/01/2028*	283,000	288,742
Nucor Corp.
4.30%, 05/23/2027	552,000	552,190
5.10%, 06/01/2035	604,000	592,840
Steel Dynamics, Inc.
5.38%, 08/15/2034	314,000	313,765
5.75%, 05/15/2055	377,000	354,401
Usiminas International Sarl
7.50%, 01/27/2032*	400,000	402,975
Vale Overseas, Ltd.
6.40%, 06/28/2054	430,000	411,072
		5,654,943
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	174,000	174,435
6.00%, 05/01/2029*	874,000	876,304
NCL Corp., Ltd.
5.88%, 03/15/2026*	24,000	24,015
6.75%, 02/01/2032*	1,013,000	1,013,188
7.75%, 02/15/2029*	105,000	110,398
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	882,000	885,166
		3,083,506
Lodging — 0.3%
Gohl Capital, Ltd.
4.25%, 01/24/2027	540,000	529,193
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	555,000	497,656
5.00%, 06/01/2029*	321,000	301,153
Hyatt Hotels Corp.
5.50%, 06/30/2034	216,000	212,090
Marriott International, Inc.
2.85%, 04/15/2031	820,000	733,896
3.50%, 10/15/2032	416,000	371,504
5.50%, 04/15/2037	264,000	257,675
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	691,000	633,223
Sands China, Ltd.
2.85%, 03/08/2029#	800,000	725,495
4.38%, 06/18/2030#	1,430,000	1,344,700
Station Casinos LLC
6.63%, 03/15/2032*	628,000	628,861
Travel & Leisure Co.
4.50%, 12/01/2029*	436,000	414,288
6.00%, 04/01/2027	199,000	200,431
		6,850,165
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	408,000	392,192
4.38%, 08/16/2029#	275,000	275,029
4.40%, 03/03/2028	796,000	799,502
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
4.70%, 11/15/2029	$ 693,000	$ 702,260
5.00%, 05/14/2027	226,000	229,192
		2,398,175
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	795,000	801,415
Deere & Co.
5.45%, 01/16/2035	373,000	382,149
John Deere Capital Corp.
4.40%, 09/08/2031	657,000	650,146
4.70%, 06/10/2030	526,000	530,713
4.85%, 06/11/2029	719,000	732,711
4.95%, 07/14/2028	316,000	322,617
nVent Finance SARL
2.75%, 11/15/2031	624,000	532,784
Weir Group, Inc.
5.35%, 05/06/2030*	452,000	453,854
		4,406,389
Media — 0.8%
Belo Corp.
7.25%, 09/15/2027	216,000	221,348
Cable One, Inc.
4.00%, 11/15/2030*#	752,000	582,396
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*#	425,000	366,874
5.38%, 06/01/2029*	367,000	361,930
6.38%, 09/01/2029*	628,000	636,518
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,503,000	1,056,300
3.85%, 04/01/2061	1,394,000	859,161
4.80%, 03/01/2050	2,208,000	1,707,359
6.10%, 06/01/2029	431,000	448,671
6.38%, 10/23/2035	198,000	203,273
Comcast Corp.
3.40%, 04/01/2030	535,000	508,063
4.15%, 10/15/2028	1,431,000	1,421,575
4.60%, 10/15/2038	1,260,000	1,143,016
5.30%, 06/01/2034	1,000,000	1,009,354
5.50%, 05/15/2064	428,000	389,134
Cox Communications, Inc.
5.45%, 09/15/2028*	453,000	463,748
5.45%, 09/01/2034*	550,000	535,155
5.95%, 09/01/2054*#	267,000	241,818
CSC Holdings LLC
4.13%, 12/01/2030*	250,000	171,564
4.50%, 11/15/2031*	455,000	307,640
5.75%, 01/15/2030*	462,000	233,208
Discovery Communications LLC
3.63%, 05/15/2030	323,000	285,647
Fox Corp.
5.58%, 01/25/2049	559,000	512,895
Paramount Global
4.60%, 01/15/2045	226,000	166,326
5.25%, 04/01/2044	321,000	246,745
5.85%, 09/01/2043	129,000	110,518
6.25%, 02/28/2057	513,000	483,799
6.38%, 03/30/2062	181,000	176,927
Sirius XM Radio, Inc.
3.88%, 09/01/2031*#	856,000	748,576
4.00%, 07/15/2028*	308,000	292,272

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Sunrise FinCo I BV
4.88%, 07/15/2031*	$ 611,000	$ 567,436
TEGNA, Inc.
4.63%, 03/15/2028	415,000	402,319
Time Warner Cable LLC
6.55%, 05/01/2037	2,133,000	2,147,181
Univision Communications, Inc.
7.38%, 06/30/2030*	480,000	448,738
8.50%, 07/31/2031*	105,000	100,817
Virgin Media Finance PLC
5.00%, 07/15/2030*	511,000	463,251
Walt Disney Co.
2.00%, 09/01/2029	661,000	602,773
		20,624,325
Mining — 0.3%
Anglo American Capital PLC
6.00%, 04/05/2054	200,000	189,884
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	520,000	480,352
Antofagasta PLC
2.38%, 10/14/2030	650,000	561,293
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	625,000	631,965
Capstone Copper Corp.
6.75%, 03/31/2033*	65,000	64,988
Corp. Nacional del Cobre de Chile
6.78%, 01/13/2055*	475,000	468,145
Endeavour Mining PLC
7.00%, 05/28/2030*	200,000	198,880
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	999,000	917,116
Freeport Indonesia PT
5.32%, 04/14/2032	370,000	365,160
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	339,000	339,852
Minera Mexico SA de CV
4.50%, 01/26/2050	330,000	241,474
5.63%, 02/12/2032*	450,000	445,072
Navoi Mining & Metallurgical Co.
6.70%, 10/17/2028*	280,000	282,851
Navoi Mining & Metallurgical Combinat
6.95%, 10/17/2031	200,000	198,570
Nexa Resources SA
6.60%, 04/08/2037*#	290,000	287,672
6.75%, 04/09/2034*#	340,000	348,881
Novelis Corp.
4.75%, 01/30/2030*	422,000	401,168
6.88%, 01/30/2030*#	50,000	51,562
South32 Treasury, Ltd.
4.35%, 04/14/2032*	781,000	719,206
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032*	205,000	204,598
		7,398,689
Miscellaneous Manufacturing — 0.1%
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	685,000	603,334
Siemens Funding BV
4.90%, 05/28/2032*	767,000	769,692
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
5.80%, 05/28/2055*	$ 208,000	$ 210,637
5.90%, 05/28/2065*	206,000	208,885
		1,792,548
Multi-National — 0.1%
Africa Finance Corp.
5.55%, 10/08/2029*	760,000	746,594
African Export-Import Bank/The
3.80%, 05/17/2031	600,000	526,944
Inter-American Development Bank
1.13%, 07/20/2028	1,599,000	1,467,625
		2,741,163
Oil & Gas — 1.1%
Aker BP ASA
5.13%, 10/01/2034*	390,000	365,780
5.80%, 10/01/2054*	215,000	188,170
APA Corp.
4.38%, 10/15/2028*	707,000	678,836
5.35%, 07/01/2049*	1,781,000	1,365,528
Atlas Sand Co. LLC
5.00%, 01/31/2026(3)(5)	171,432	165,260
Baytex Energy Corp.
7.38%, 03/15/2032*#	551,000	500,174
BP Capital Markets America, Inc.
3.54%, 04/06/2027	1,289,000	1,272,357
Chevron USA, Inc.
4.20%, 10/15/2049	924,000	718,949
Civitas Resources, Inc.
8.63%, 11/01/2030*	283,000	279,086
9.63%, 06/15/2033*	280,000	280,417
Comstock Resources, Inc.
5.88%, 01/15/2030*	378,000	357,431
6.75%, 03/01/2029*	211,000	207,967
ConocoPhillips Co.
5.50%, 01/15/2055	845,000	779,077
Coterra Energy, Inc.
5.40%, 02/15/2035	695,000	673,940
Crescent Energy Finance LLC
7.38%, 01/15/2033*	437,000	405,526
7.63%, 04/01/2032*	122,000	115,020
Devon Energy Corp.
5.75%, 09/15/2054	765,000	665,001
Diamondback Energy, Inc.
4.40%, 03/24/2051#	387,000	289,429
6.25%, 03/15/2053	798,000	761,784
Ecopetrol SA
8.38%, 01/19/2036	402,000	382,631
Eni SpA
5.75%, 05/19/2035*	394,000	394,547
5.95%, 05/15/2054*	894,000	836,606
Hess Corp.
6.00%, 01/15/2040	736,000	756,399
HF Sinclair Corp.
5.00%, 02/01/2028	420,000	417,965
6.25%, 01/15/2035	371,000	364,318
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	873,000	801,667
7.25%, 02/15/2035*	140,000	129,704
KazMunayGas National Co. JSC
3.50%, 04/14/2033	250,000	209,928
5.38%, 04/24/2030	400,000	395,264
6.38%, 10/24/2048	200,000	177,717

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Marathon Petroleum Corp.
5.70%, 03/01/2035	$ 689,000	$ 681,444
Nabors Industries, Inc.
7.38%, 05/15/2027*	445,000	427,222
Occidental Petroleum Corp.
4.40%, 04/15/2046	106,000	75,144
6.13%, 01/01/2031	621,000	632,222
6.38%, 09/01/2028	609,000	628,062
6.45%, 09/15/2036	373,000	366,551
7.50%, 05/01/2031	812,000	874,019
ORLEN SA
6.00%, 01/30/2035*	500,000	505,710
Ovintiv, Inc.
6.25%, 07/15/2033	1,000,000	1,001,346
Pertamina Hulu Energi PT
5.25%, 05/21/2030*	510,000	511,162
Pertamina Persero PT
4.70%, 07/30/2049	1,500,000	1,187,549
Pioneer Natural Resources Co.
5.10%, 03/29/2026	347,000	348,658
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027	560,000	536,612
Raizen Fuels Finance SA
6.45%, 03/05/2034*	200,000	198,042
6.45%, 03/05/2034	250,000	247,552
6.95%, 03/05/2054	400,000	367,180
Saudi Arabian Oil Co.
4.25%, 04/16/2039	400,000	340,800
5.88%, 07/17/2064*	425,000	380,096
Southwestern Energy Co.
4.75%, 02/01/2032	664,000	625,969
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	768,000	770,495
Talos Production, Inc.
9.38%, 02/01/2031*	518,000	509,294
TotalEnergies Capital SA
5.43%, 09/10/2064	596,000	540,652
Valaris, Ltd.
8.38%, 04/30/2030*	561,000	563,181
Var Energi ASA
6.50%, 05/22/2035*	372,000	375,534
Vital Energy, Inc.
7.88%, 04/15/2032*#	509,000	412,864
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	698,000	675,107
Woodside Finance, Ltd.
5.40%, 05/19/2030	1,340,000	1,343,937
		30,062,882
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	520,000	522,735
6.88%, 04/01/2027*	38,000	38,055
Halliburton Co.
4.75%, 08/01/2043	415,000	349,990
Kodiak Gas Services LLC
7.25%, 02/15/2029*	537,000	550,325
Weatherford International, Ltd.
8.63%, 04/30/2030*	369,000	374,817
		1,835,922
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031#	$ 120,000	$ 105,885
5.10%, 03/17/2030*	235,000	236,535
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	838,000	770,658
4.00%, 09/01/2029*#	100,000	88,714
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	55,000	55,582
8.75%, 04/15/2030*	637,000	651,416
Crown Americas LLC
5.25%, 04/01/2030	395,000	393,514
5.88%, 06/01/2033*	155,000	153,945
Iris Holding, Inc.
10.00%, 12/15/2028*	603,000	530,539
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	17,000	16,956
7.88%, 04/15/2027*	323,000	326,064
Packaging Corp. of America
5.70%, 12/01/2033	1,664,000	1,704,478
Silgan Holdings, Inc.
4.13%, 02/01/2028	173,000	168,026
Smurfit Westrock Financing DAC
5.42%, 01/15/2035	234,000	232,995
Sonoco Products Co.
4.60%, 09/01/2029	908,000	896,744
5.00%, 09/01/2034	444,000	421,936
		6,753,987
Pharmaceuticals — 1.2%
AbbVie, Inc.
4.05%, 11/21/2039	3,180,000	2,715,235
4.25%, 11/21/2049	879,000	704,229
4.95%, 03/15/2031	1,347,000	1,368,859
Astrazeneca Finance LLC
4.85%, 02/26/2029	796,000	809,396
4.88%, 03/03/2028	701,000	713,781
4.90%, 03/03/2030	759,000	773,766
Becton Dickinson & Co.
4.30%, 08/22/2032	758,000	721,965
4.69%, 02/13/2028	1,864,000	1,872,112
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	658,000	588,265
3.25%, 08/01/2042	654,000	478,016
5.75%, 02/01/2031	699,000	739,560
Cardinal Health, Inc.
4.50%, 11/15/2044	690,000	561,326
4.60%, 03/15/2043	2,899,000	2,395,793
5.13%, 02/15/2029	822,000	837,453
5.75%, 11/15/2054	267,000	254,368
Cencora, Inc.
4.30%, 12/15/2047	1,168,000	919,271
5.13%, 02/15/2034	2,033,000	2,022,559
CVS Health Corp.
4.78%, 03/25/2038	347,000	308,389
5.13%, 07/20/2045	2,292,000	1,965,769
5.55%, 06/01/2031	592,000	605,051
7.00%, 03/10/2055	246,000	247,788
Eli Lilly & Co.
3.10%, 05/15/2027	222,000	217,863
4.60%, 08/14/2034	453,000	441,612
4.75%, 02/12/2030	446,000	453,244

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	$ 461,000	$ 460,718
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	689,000	564,238
12.25%, 04/15/2029*	650,000	703,184
McKesson Corp.
4.95%, 05/30/2032	813,000	815,313
Novartis Capital Corp.
4.00%, 09/18/2031	437,000	425,372
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*#	643,000	540,300
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	1,460,000	1,435,632
5.11%, 05/19/2043	1,001,000	933,133
5.30%, 05/19/2053	1,501,000	1,375,770
5.34%, 05/19/2063	249,000	223,911
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	538,000	340,996
5.65%, 07/05/2044	253,000	244,618
5.80%, 07/05/2064	282,000	265,154
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029#	165,000	163,288
6.00%, 12/01/2032	275,000	277,476
7.88%, 09/15/2029	280,000	302,063
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	275,000	277,918
Viatris, Inc.
3.85%, 06/22/2040	520,000	369,640
4.00%, 06/22/2050	454,000	290,503
Wyeth LLC
5.95%, 04/01/2037	351,000	367,759
Zoetis, Inc.
5.60%, 11/16/2032	323,000	336,848
		33,429,504
Pipelines — 1.3%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035	276,793	278,363
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	169,000	168,348
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	278,000	272,623
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	2,050,000	2,007,963
5.96%, 02/15/2055*	1,390,000	1,293,477
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	542,000	561,332
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	385,000	384,757
EIG Pearl Holdings Sarl
3.55%, 08/31/2036	595,586	523,071
Energy Transfer LP
4.90%, 03/15/2035	798,000	746,796
4.95%, 05/15/2028	522,000	526,722
5.15%, 02/01/2043	388,000	331,403
5.20%, 04/01/2030	330,000	333,162
5.35%, 05/15/2045	785,000	686,074
5.40%, 10/01/2047	1,885,000	1,625,253
6.13%, 12/15/2045	386,000	367,701
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
EnLink Midstream LLC
6.50%, 09/01/2030*	$ 572,000	$ 604,885
Enterprise Products Operating LLC
3.70%, 01/31/2051	188,000	131,525
Excelerate Energy LP
8.00%, 05/15/2030*	441,000	456,537
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	774,007	677,951
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	712,000	721,038
8.00%, 05/15/2033	90,000	91,319
8.25%, 01/15/2029	142,000	146,931
GNL Quintero SA
4.63%, 07/31/2029	402,496	398,733
Gray Oak Pipeline LLC
3.45%, 10/15/2027*#	2,995,000	2,910,085
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042	360,000	366,368
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036	350,000	350,000
Harvest Midstream I LP
7.50%, 09/01/2028*	315,000	319,851
7.50%, 05/15/2032*	758,000	778,789
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	592,000	612,652
8.88%, 07/15/2028*	136,000	142,226
ITT Holdings LLC
6.50%, 08/01/2029*	991,000	925,247
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,151,000	1,053,195
Kinder Morgan, Inc.
5.15%, 06/01/2030	649,000	655,098
MPLX LP
5.40%, 04/01/2035	1,095,000	1,066,785
5.50%, 06/01/2034	1,080,000	1,064,626
5.95%, 04/01/2055	380,000	350,954
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	518,000	506,335
8.38%, 02/15/2032*	177,000	167,369
NGPL PipeCo LLC
3.25%, 07/15/2031*	550,000	480,887
Northern Natural Gas Co.
5.63%, 02/01/2054*	332,000	308,282
NuStar Logistics LP
6.38%, 10/01/2030	384,000	391,219
ONEOK Partners LP
6.65%, 10/01/2036	3,064,000	3,219,877
Oneok, Inc.
4.75%, 10/15/2031	145,000	141,539
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	328,000	252,458
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	351,000	358,534
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027*	220,000	220,155
5.03%, 10/01/2029*	255,000	252,856
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	393,000	396,053
Transportadora de Gas del Peru SA
4.25%, 04/30/2028	636,000	628,349

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Venture Global LNG, Inc.
8.38%, 06/01/2031*	$ 860,000	$ 873,022
Western Midstream Operating LP
5.30%, 03/01/2048	218,000	176,037
Williams Cos., Inc.
5.60%, 03/15/2035	540,000	545,008
5.75%, 06/24/2044	1,318,000	1,254,168
6.00%, 03/15/2055	145,000	140,821
		34,244,809
Private Equity — 0.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	361,000	351,432
8.00%, 06/15/2027*	343,000	353,033
		704,465
Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	542,000	544,351
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	423,000	448,870
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	823,000	756,513
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	918,363
Sobha Sukuk, Ltd.
8.75%, 07/17/2028	300,000	308,634
		2,976,731
REITS — 0.6%
American Tower Corp.
2.30%, 09/15/2031	1,756,000	1,503,913
3.13%, 01/15/2027	490,000	477,954
5.20%, 02/15/2029	2,021,000	2,056,511
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*#	736,000	687,284
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	534,000	562,195
Brixmor Operating Partnership LP
2.50%, 08/16/2031	1,000,000	859,905
Crown Castle, Inc.
5.00%, 01/11/2028	462,000	464,870
5.60%, 06/01/2029	1,033,000	1,061,413
ERP Operating LP
4.95%, 06/15/2032	127,000	126,490
Essex Portfolio LP
1.65%, 01/15/2031	1,000,000	838,357
Goodman US Finance Six LLC
5.13%, 10/07/2034*	261,000	255,923
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,715,000	1,562,187
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	201,000	196,646
4.75%, 06/15/2029*	493,000	477,580
LXP Industrial Trust
2.38%, 10/01/2031	294,000	244,835
National Health Investors, Inc.
3.00%, 02/01/2031	523,000	456,468
NNN REIT, Inc.
5.50%, 06/15/2034	430,000	430,515
Service Properties Trust
8.38%, 06/15/2029	210,000	212,500
Security Description	Shares or Principal Amount	Value

REITS (continued)
8.88%, 06/15/2032#	$ 822,000	$ 821,845
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	556,000	563,891
UDR, Inc.
2.10%, 08/01/2032	583,000	472,453
Ventas Realty LP
2.50%, 09/01/2031	1,000,000	869,308
Weyerhaeuser Co.
4.00%, 03/09/2052	312,000	227,366
4.75%, 05/15/2026	660,000	661,118
		16,091,527
Retail — 0.5%
AutoNation, Inc.
5.89%, 03/15/2035	222,000	220,772
AutoZone, Inc.
5.10%, 07/15/2029	218,000	222,194
6.25%, 11/01/2028	319,000	337,280
Brinker International, Inc.
8.25%, 07/15/2030*	526,000	556,614
CEC Entertainment LLC
6.75%, 05/01/2026*	823,000	809,621
Darden Restaurants, Inc.
4.35%, 10/15/2027	340,000	338,913
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026	284,000	279,959
6.26%, 01/22/2032*	540,000	551,749
FirstCash, Inc.
4.63%, 09/01/2028*	227,000	221,145
5.63%, 01/01/2030*	273,000	271,081
6.88%, 03/01/2032*	65,000	66,626
Genuine Parts Co.
6.50%, 11/01/2028	1,601,000	1,692,982
Home Depot, Inc.
4.90%, 04/15/2029	391,000	399,613
Kohl's Corp.
5.13%, 05/01/2031#	1,157,000	735,937
LBM Acquisition LLC
6.25%, 01/15/2029*#	567,000	455,374
Lowe's Cos., Inc.
3.70%, 04/15/2046	313,000	227,098
McDonald's Corp.
3.63%, 09/01/2049	1,744,000	1,243,897
4.45%, 03/01/2047	1,407,000	1,163,332
4.80%, 08/14/2028	1,187,000	1,204,749
Murphy Oil USA, Inc.
4.75%, 09/15/2029	467,000	452,148
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	747,000	733,126
5.75%, 11/20/2026	389,000	395,590
Park River Holdings, Inc.
6.75%, 08/01/2029*#	667,000	533,235
QXO Building Products, Inc.
6.75%, 04/30/2032*	263,000	269,667
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	211,000	223,916
Saks Global Enterprises LLC
11.00%, 12/15/2029*	724,000	323,990
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	581,000	556,674
		14,487,282

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Savings & Loans — 0.1%
Nationwide Building Society
2.97%, 02/16/2028*	$ 1,605,000	$ 1,560,259
Semiconductors — 0.5%
Applied Materials, Inc.
4.80%, 06/15/2029	309,000	315,126
Broadcom, Inc.
2.45%, 02/15/2031*	1,014,000	896,511
3.19%, 11/15/2036*	1,977,000	1,608,023
4.55%, 02/15/2032	646,000	632,537
5.05%, 07/12/2029	1,600,000	1,628,653
Entegris, Inc.
5.95%, 06/15/2030*	387,000	387,213
Foundry JV Holdco LLC
5.90%, 01/25/2033*	338,000	344,944
6.15%, 01/25/2032*	762,000	791,251
6.25%, 01/25/2035*	476,000	489,592
6.30%, 01/25/2039*	554,000	568,792
6.40%, 01/25/2038*	295,000	305,418
Intel Corp.
3.05%, 08/12/2051	580,000	333,479
3.25%, 11/15/2049	580,000	353,638
3.73%, 12/08/2047#	1,230,000	835,909
4.15%, 08/05/2032#	382,000	355,226
5.60%, 02/21/2054	376,000	333,916
5.70%, 02/10/2053	392,000	351,772
Marvell Technology, Inc.
2.95%, 04/15/2031	1,100,000	983,579
QUALCOMM, Inc.
4.75%, 05/20/2032	328,000	327,744
6.00%, 05/20/2053	464,000	477,457
SK Hynix, Inc.
2.38%, 01/19/2031	650,000	566,106
Texas Instruments, Inc.
4.60%, 02/15/2028	481,000	486,691
5.05%, 05/18/2063	852,000	752,281
		14,125,858
Software — 0.5%
Adobe, Inc.
4.75%, 01/17/2028	736,000	747,464
4.85%, 04/04/2027	275,000	278,435
AppLovin Corp.
5.50%, 12/01/2034	182,000	182,081
Cadence Design Systems, Inc.
4.70%, 09/10/2034	1,052,000	1,022,909
Capstone Borrower, Inc.
8.00%, 06/15/2030*	533,000	550,470
Cloud Software Group, Inc.
6.50%, 03/31/2029*	683,000	682,232
8.25%, 06/30/2032*	50,000	52,574
Fiserv, Inc.
4.40%, 07/01/2049	811,000	636,597
5.15%, 08/12/2034	435,000	426,567
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	628,000	598,074
Intuit, Inc.
5.20%, 09/15/2033	559,000	571,793
Open Text Corp.
3.88%, 12/01/2029*	360,000	335,053
Oracle Corp.
2.30%, 03/25/2028	1,016,000	959,749
Security Description	Shares or Principal Amount	Value

Software (continued)
3.80%, 11/15/2037	$ 3,091,000	$ 2,578,087
4.00%, 11/15/2047	969,000	719,321
4.30%, 07/08/2034	390,000	362,723
5.55%, 02/06/2053	354,000	324,623
Rackspace Finance LLC
3.50%, 05/15/2028*	884,400	318,384
Roper Technologies, Inc.
4.75%, 02/15/2032	425,000	420,470
Synopsys, Inc.
5.70%, 04/01/2055	815,000	778,058
Take-Two Interactive Software, Inc.
5.60%, 06/12/2034	1,510,000	1,532,660
		14,078,324
Telecommunications — 1.0%
Altice Financing SA
5.00%, 01/15/2028*	1,110,000	869,105
5.75%, 08/15/2029*	394,000	301,151
AT&T, Inc.
3.85%, 06/01/2060	747,000	507,272
4.50%, 05/15/2035	6,696,000	6,298,809
4.75%, 05/15/2046	312,000	266,094
4.90%, 08/15/2037	2,117,000	1,996,895
5.40%, 02/15/2034	223,000	226,031
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	357,000	359,308
7.00%, 09/15/2055	270,000	270,729
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	510,000	506,010
Cisco Systems, Inc.
5.10%, 02/24/2035	1,210,000	1,217,118
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	613,000	584,256
Corning, Inc.
3.90%, 11/15/2049	393,000	287,686
5.45%, 11/15/2079	280,000	244,010
Iliad Holding SASU
7.00%, 04/15/2032*	672,000	676,320
8.50%, 04/15/2031*	400,000	422,140
Rogers Communications, Inc.
7.00%, 04/15/2055	111,000	111,869
7.13%, 04/15/2055	446,000	446,647
Sable International Finance, Ltd.
7.13%, 10/15/2032*	510,000	500,492
Telefonica Emisiones SA
4.90%, 03/06/2048	251,000	205,978
5.21%, 03/08/2047	500,000	431,649
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	483,000	276,090
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,076,000	1,485,019
3.60%, 11/15/2060	439,000	285,260
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	400,000	405,000
Verizon Communications, Inc.
2.85%, 09/03/2041	1,251,000	868,322
3.00%, 11/20/2060	793,000	453,740
3.40%, 03/22/2041	449,000	339,409
3.88%, 03/01/2052	309,000	224,257
4.50%, 08/10/2033	774,000	741,731
5.25%, 04/02/2035	796,000	793,037
Viasat, Inc.
7.50%, 05/30/2031*#	523,000	417,267

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	$ 576,000	$ 593,062
Vodafone Group PLC
4.25%, 09/17/2050	587,000	444,079
5.13%, 06/04/2081	251,000	185,774
5.75%, 02/10/2063	1,016,000	924,690
5.88%, 06/28/2064	1,480,000	1,383,509
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*#	695,000	599,316
		27,149,131
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,609,000	1,287,427
4.45%, 03/15/2043	1,368,000	1,178,395
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,104,000	938,888
5.20%, 03/30/2035	226,000	225,222
6.13%, 09/15/2115	212,000	207,603
CSX Corp.
4.50%, 11/15/2052	793,000	652,685
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	1,262,078	1,075,349
Rumo Luxembourg SARL
4.20%, 01/18/2032	320,000	280,352
Ryder System, Inc.
5.25%, 06/01/2028	746,000	760,341
6.60%, 12/01/2033	832,000	898,763
Star Leasing Co. LLC
7.63%, 02/15/2030*	603,000	567,220
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	606,000	627,634
TTX Co.
5.50%, 09/25/2026*	1,285,000	1,299,304
Yunda Holding Investment, Ltd.
2.25%, 08/19/2025	800,000	794,596
		10,793,779
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	288,000	288,301
DAE Funding LLC
3.38%, 03/20/2028	500,000	478,953
GATX Corp.
3.25%, 09/15/2026	589,000	578,062
4.00%, 06/30/2030	236,000	226,025
5.50%, 06/15/2035	291,000	288,680
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030*	687,000	697,864
5.35%, 03/30/2029*	753,000	764,925
6.05%, 08/01/2028*	1,308,000	1,356,231
6.20%, 06/15/2030*	1,347,000	1,423,796
		6,102,837
Total Corporate Bonds & Notes (cost $859,372,244)		836,328,713
ASSET BACKED SECURITIES — 7.0%
Auto Loan Receivables — 2.7%
American Credit Acceptance Receivables Trust
Series 2024-3, Class D 6.04%, 07/12/2030*	3,037,000	3,093,799
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2022-1A, Class A 3.83%, 08/21/2028*	$ 5,000,000	$ 4,924,162
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	5,004,000	5,054,871
Series 2024-3, Class D 5.83%, 05/15/2030	2,363,000	2,400,570
Carmax Auto Owner Trust
Series 2025-1, Class A3 4.84%, 01/15/2030	1,095,000	1,104,793
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.75%, 10/15/2027	599,159	599,346
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	1,000,000	1,004,687
Credit Acceptance Auto Loan Trust
Series 2025-1A, Class C 5.71%, 07/16/2035*	2,600,000	2,635,175
Series 2024-2A, Class C 6.70%, 10/16/2034*	4,001,000	4,124,677
Exeter Automobile Receivables Trust
Series 2025-2A, Class D 5.89%, 07/15/2031	4,700,000	4,787,040
FHF Issuer Trust
Series 2024-2A, Class B 5.97%, 06/15/2030*	1,350,000	1,376,982
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	3,025,000	2,987,449
GLS Auto Receivables Issuer Trust
Series 2024-2A, Class C 6.03%, 02/15/2030*	3,290,000	3,344,963
GLS Auto Receivables Issuer Trust 2024-3
Series 2024-3A, Class D 5.53%, 02/18/2031*	3,533,000	3,550,652
GLS Auto Select Receivables Trust
Series 2024-3A, Class C 5.92%, 08/15/2030*	2,500,000	2,563,050
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,255,353
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A4 5.29%, 12/15/2031	2,158,000	2,199,740
Honda Auto Receivables Owner Trust
Series 2023-2, Class A4 4.91%, 09/17/2029	1,175,000	1,181,998
Series 2023-4, Class A3 5.67%, 06/21/2028	1,193,000	1,206,723
Hyundai Auto Receivables Trust
Series 2023-C, Class A4 5.55%, 12/17/2029	1,400,000	1,434,126
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A4 5.32%, 02/15/2030	1,198,000	1,216,539
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	1,142,602	1,142,120

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Santander Drive Auto Receivables Trust
Series 2024-3, Class D 5.97%, 10/15/2031	$ 3,405,000	$ 3,468,248
SBNA Auto Lease Trust
Series 2024-B, Class A4 5.55%, 12/20/2028*	1,633,000	1,656,371
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	175,000	176,284
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,983,282
Series 2024-A, Class A4 4.77%, 04/16/2029	920,000	927,060
Series 2024-C, Class A3 4.88%, 03/15/2029	2,800,000	2,821,003
Series 2023-D, Class A3 5.54%, 08/15/2028	1,800,000	1,819,845
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	2,505,000	2,532,545
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	1,450,000	1,462,789
		72,036,242
Credit Card Receivables — 0.5%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	1,674,000	1,671,308
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	2,800,000	2,798,996
Series 2023-A2, Class A2 4.98%, 11/15/2028	1,850,000	1,867,286
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	1,975,000	1,994,841
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	325,000	321,034
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	2,735,000	2,757,785
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	700,000	707,256
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.47%, 02/15/2031	2,079,000	2,120,304
		14,238,810
Other Asset Backed Securities — 3.8%
AMSR Trust
Series 2019-SFR1, Class D 3.25%, 01/19/2039*	6,500,000	6,331,463
Series 2024-SFR1, Class C 4.29%, 07/17/2041*(4)	2,523,000	2,414,526
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	2,100,000	2,007,518
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2024-SFR1, Class D 4.30%, 08/17/2040*	$ 2,277,000	$ 2,145,192
Cascade MH Asset Trust VRS
Series 2024-MH1, Class A1 5.70%, 11/25/2056*(1)	2,650,651	2,690,378
CFMT LLC VRS
Series 2024-HB13, Class M1 3.00%, 05/25/2034*(1)	2,695,000	2,555,473
FirstKey Homes Trust
Series 2021-SFR1, Class E1 2.39%, 08/17/2038*	3,500,000	3,362,004
Series 2021-SFR1, Class E2 2.49%, 08/17/2038*	4,000,000	3,835,617
Series 2020-SFR1, Class E 2.79%, 08/17/2037*	4,100,000	4,062,541
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A3 5.00%, 09/15/2028*	1,467,000	1,479,268
HINNT LLC
Series 2025-A, Class B 5.45%, 03/15/2044*	3,670,021	3,666,825
Home Partners of America Trust
Series 2021-2, Class E1 2.85%, 12/17/2026*	2,846,150	2,707,888
Series 2021-2, Class E2 2.95%, 12/17/2026*	215,981	205,495
Series 2019-2, Class E 3.32%, 10/19/2039*	915,851	867,039
Series 2019-1, Class D 3.41%, 09/17/2039*	1,524,362	1,445,103
Identity Digital Capital LLC
6.79%, 03/20/2065(5)	3,000,000	3,000,000
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	2,418,249	2,419,700
Mariner Finance Issuance Trust
Series 2024-AA, Class C 6.00%, 09/22/2036*	1,314,000	1,329,852
Series 2024-AA, Class D 6.77%, 09/22/2036*	2,678,000	2,735,568
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	594,368	569,180
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	2,800,000	2,648,027
Oportun Issuance Trust
Series 2021-C, Class A 2.18%, 10/08/2031*	3,114,336	3,036,586
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3 5.64%, 11/20/2030*	4,500,000	4,597,892
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(1)	2,591,801	2,454,623
Progress Residential Trust
Series 2021-SFR4, Class A 1.56%, 05/17/2038*	665,929	650,169
Series 2024-SFR4, Class C 3.33%, 07/17/2041*	1,228,000	1,131,947
Series 2024-SFR3, Class C 3.50%, 06/17/2041*	1,939,000	1,802,454

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2024-SFR3, Class D 3.50%, 06/17/2041*	$ 2,764,000	$ 2,541,228
Series 2021-SFR10, Class E1 3.57%, 12/17/2040*	3,007,898	2,837,045
Reach ABS Trust
Series 2024-2A, Class B 5.84%, 07/15/2031*	2,613,000	2,630,701
ReNew
Series 2023-1A, Class A 5.90%, 11/20/2058*	4,048,234	3,966,659
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	2,400,000	2,426,833
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	1,728,000	1,774,273
Series 2024-1A, Class D 6.58%, 06/21/2033*	2,094,000	2,153,664
SCF Equipment Trust LLC
Series 2025-1A, Class D 5.88%, 11/20/2035*	623,000	634,818
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C 5.83%, 06/20/2041*	1,679,248	1,682,387
Stream Innovations Issuer Trust
Series 2025-1A, Class B 5.48%, 09/15/2045*	1,600,000	1,604,193
Series 2024-1A, Class A 6.27%, 07/15/2044*	2,554,205	2,635,766
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	2,696,931	2,685,584
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,254,560	1,271,898
Verizon Master Trust
Series 2023-6, Class A 5.35%, 09/22/2031*	3,340,000	3,438,477
Series 2023-7, Class A1A 5.67%, 11/20/2029	200,000	203,578
Westgate Resorts LLC
Series 2024-1A, Class B 6.56%, 01/20/2038*	1,661,653	1,678,029
Series 2024-1A, Class C 7.06%, 01/20/2038*	1,896,734	1,915,966
		102,233,427
Total Asset Backed Securities (cost $185,364,361)		188,508,479
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Commercial and Residential — 2.3%
Ajax Mtg. Loan Trust
Series 2022-A, Class A1 3.50%, 10/25/2061*(4)	4,336,865	4,180,008
BAMLL Re-REMIC Trust VRS
Series 2024-FRR3, Class B 1.47%, 01/27/2050*(1)	5,000,000	4,639,218
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1 4.50%, 05/25/2064*	1,979,335	1,927,179
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.38%, (TSFR1M+1.05%), 04/15/2034*	$ 1,554,232	$ 1,539,661
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 5.70%, (TSFR1M+1.37%), 12/15/2037*	750,000	749,531
Center Street Lending Resi-Investor ABS Mtg. Trust
Series 2024-RTL1, Class A1 6.89%, 10/25/2029*(4)	2,950,000	2,970,679
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	815,503	749,925
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(1)	1,000,000	982,666
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.37%, 03/10/2048(1)(6)	420,309	4
Series 2016-787S, Class B 3.83%, 02/10/2036*(1)	1,629,000	1,600,696
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	33,987	33,274
DBSG Mtg. Trust VRS
Series 2024-ALTA, Class A 5.95%, 06/10/2037*(1)	2,900,000	2,943,535
GS Mtg. Backed Securities Trust
Series 2024-RPL4, Class A1 3.90%, 09/25/2061*(4)	3,052,366	2,952,911
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(1)	3,520,417	3,528,688
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(4)	2,300,000	2,286,422
Series 2025-RTL1, Class A1 5.65%, 01/25/2040*(4)	2,100,000	2,100,696
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(4)	3,260,000	3,264,915
MSDB Trust VRS
Series 2017-712F, Class A 3.32%, 07/11/2039*(1)	5,310,000	5,061,906
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(4)	4,000,000	3,969,317
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	10,257,076
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(4)	1,508,468	1,472,396
Roc Mtg. Trust
Series 2025-RTL1, Class A1 5.63%, 02/25/2040*(4)	1,600,000	1,595,542
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	1,100,000	1,113,882
Shellpoint Co,-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	157,160	142,658

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(4)	$ 2,500,000	$ 2,487,585
		62,550,370
U.S. Government Agency — 1.7%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2020-K105, Class C 3.53%, 03/25/2053*(1)	4,800,000	4,417,668
Series 2015-K49, Class B 3.74%, 10/25/2048*(1)	3,000,000	2,986,300
Series 2017-K70, Class C 3.81%, 12/25/2049*(1)	4,500,000	4,347,653
Series 2019-K91, Class C 4.26%, 04/25/2051*(1)	3,000,000	2,875,056
Series 2018-K83, Class B 4.28%, 11/25/2051*(1)	3,000,000	2,920,555
Series 2019-K90, Class C 4.32%, 02/25/2052*(1)	1,500,000	1,446,196
Series 2019-K88, Class C 4.38%, 02/25/2052*(1)	1,645,000	1,594,063
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M1 7.17%, (SOFR30A+2.85%), 05/25/2044*	1,705,925	1,723,640
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	236,886	232,356
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 2.35%, (6.69%-SOFR30A), 09/15/2039(6)(7)	165,995	10,754
Federal National Mtg. Assoc. REMIC
Series 2021-95, Class GA 1.88%, 03/25/2051	4,598,334	3,814,253
Series 2017-100, Class NP 3.00%, 12/25/2047	2,195,958	1,941,375
Series 2018-27, Class EA 3.00%, 05/25/2048	2,939,443	2,600,427
Series 2018-35, Class CD 3.00%, 05/25/2048	3,075,148	2,676,126
Federal National Mtg. Assoc. REMIC VRS
Series 2023-M2, Class 3A2 1.98%, 04/25/2032(1)	5,000,000	4,258,290
Government National Mtg. Assoc. REMIC
Series 2025-6, Class A 3.50%, 11/20/2050	4,835,115	4,504,760
Series 2024-64, Class YH 5.00%, 04/20/2054	2,951,058	2,785,154
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(1)	1,241,317	1,162,473
		46,297,099
Total Collateralized Mortgage Obligations (cost $109,056,301)		108,847,469
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.3%
U.S. Government — 19.7%
United States Treasury Bonds
1.25%, 05/15/2050	1,219,000	569,454
1.75%, 08/15/2041	14,960,000	9,717,572
1.88%, 02/15/2051 to 11/15/2051	9,801,000	5,339,584
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.00%, 11/15/2041 to 08/15/2051	$ 13,971,000	$ 9,301,154
2.25%, 02/15/2052	23,835,000	14,192,998
2.38%, 02/15/2042 to 05/15/2051	46,721,000	30,545,168
3.00%, 11/15/2045 to 05/15/2047	10,021,000	7,364,194
3.38%, 11/15/2048	22,308,000	17,251,229
4.13%, 08/15/2053#	187,000	163,501
4.25%, 02/15/2054 to 08/15/2054	29,347,000	26,217,779
4.50%, 02/15/2044 to 11/15/2054	25,339,000	23,944,767
4.63%, 05/15/2044 to 02/15/2055	6,022,000	5,787,037
4.75%, 11/15/2043 to 11/15/2053	1,778,000	1,733,427
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2031 to 02/15/2043	45,419,000	29,825,991
United States Treasury Notes
1.25%, 12/31/2026	838,000	803,171
1.50%, 01/31/2027	2,280,000	2,189,869
1.63%, 11/30/2026	640,000	618,100
1.75%, 11/15/2029	1,279,000	1,167,087
2.25%, 08/15/2027	230,000	222,085
2.38%, 05/15/2029	500,000	472,051
2.63%, 02/15/2029	171,000	163,519
2.88%, 04/30/2029	35,010,000	33,699,860
3.88%, 08/15/2034	4,130,000	3,978,997
4.00%, 12/15/2027 to 02/15/2034	86,509,000	86,161,047
4.13%, 03/31/2029 to 10/31/2031	113,540,000	114,012,987
4.25%, 01/15/2028 to 05/15/2035	68,013,000	68,259,238
4.38%, 12/31/2029 to 01/31/2032	11,404,000	11,563,224
4.50%, 03/31/2026 to 11/15/2033	13,705,000	13,922,659
4.63%, 04/30/2029 to 04/30/2031	14,000,000	14,381,484
		533,569,233
U.S. Government Agency — 33.6%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	7,163,454
3.25%, 11/16/2028#	1,000,000	979,668
5.50%, 07/15/2036	250,000	268,548
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	8,522,864	7,470,981
2.00%, 02/01/2036 to 04/01/2052	59,590,477	49,770,054
2.50%, 01/01/2028 to 11/01/2051	28,080,114	23,302,974
3.00%, 08/01/2027 to 11/01/2046	10,820,416	9,659,736
3.50%, 11/01/2041 to 03/01/2053	38,884,191	35,009,768
4.00%, 09/01/2040 to 06/01/2052	18,225,110	16,919,725
4.50%, 12/01/2039 to 12/01/2048	7,060,649	6,852,908
5.00%, 10/01/2033 to 06/01/2055	21,556,235	20,953,456
5.50%, 11/01/2032 to 12/01/2054	38,528,112	38,209,471
6.00%, 10/01/2033 to 03/01/2055	4,959,166	5,013,070
6.50%, 02/01/2035 to 01/01/2054	6,452,982	6,625,589
6.75%, 09/15/2029 to 03/15/2031	750,000	838,644
Federal Home Loan Mtg. Corp. FRS
6.30%, (RFUCCT6M+1.49%), 02/01/2037	32,234	32,656
Federal National Mtg. Assoc.
1.50%, 12/01/2050 to 03/01/2051	8,752,826	6,457,732
2.00%, 11/01/2035 to 03/01/2052	131,395,908	105,116,818
2.37%, 06/01/2029	2,986,726	2,766,958
2.50%, 12/01/2026 to 05/01/2052	149,736,776	124,766,792
3.00%, 10/01/2027 to 07/01/2052	87,789,155	76,587,742
3.50%, 08/01/2026 to 04/01/2052	55,372,077	49,893,455
4.00%, 11/01/2025 to 10/01/2052	45,798,177	42,519,905
4.37%, 01/01/2032	7,366,327	7,294,801
4.42%, 06/01/2032(5)	6,200,000	6,102,926
4.48%, 05/01/2035	8,634,000	8,431,049
4.50%, 02/01/2040 to 09/01/2054	24,505,297	23,339,915
4.61%, 07/01/2032 to 10/01/2032	13,787,000	13,727,255

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.70%, 05/01/2035	$ 2,735,200	$ 2,703,681
4.90%, 04/01/2035	7,892,000	7,911,249
4.96%, 09/01/2032	5,547,000	5,622,433
5.00%, 09/01/2033 to 11/01/2054	37,444,934	36,381,855
5.02%, 01/01/2033	1,933,000	1,968,708
5.08%, 09/01/2031	836,186	858,511
5.24%, 12/01/2033	2,782,000	2,872,050
5.50%, 04/01/2033 to 04/01/2053	9,131,016	9,083,247
6.00%, 02/01/2032 to 11/01/2053	34,943,106	35,350,477
6.50%, 10/01/2037 to 12/01/2053	8,145,568	8,364,671
Federal National Mtg. Assoc. FRS
6.87%, (RFUCCT1Y+1.83%), 10/01/2040	235,454	243,234
6.89%, (RFUCCT1Y+1.57%), 05/01/2037	51,777	53,408
7.06%, (H15T1Y+2.27%), 11/01/2036	131,561	136,122
7.33%, (RFUCCT1Y+1.82%), 10/01/2040	51,552	53,343
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(1)	5,439,543	4,416,092
1.51%, 11/01/2032(1)	9,136,068	7,436,427
2.15%, 02/01/2032(1)	7,909,634	6,846,495
Government National Mtg. Assoc.
2.00%, 11/20/2050	9,586,204	7,702,769
2.50%, 05/20/2050 to 12/20/2051	25,534,525	21,406,457
3.00%, 02/20/2045 to 02/20/2052	29,306,561	25,776,942
3.50%, 03/20/2045 to 10/20/2047	1,569,878	1,420,088
4.00%, 03/20/2044 to 05/20/2048	1,893,829	1,764,083
4.50%, 05/15/2039 to 07/20/2052	10,648,378	10,135,381
5.50%, 12/15/2039 to 05/20/2053	13,873,086	13,836,175
6.00%, 10/15/2039	64,626	66,241
		908,486,189
Total U.S. Government & Agency Obligations (cost $1,581,628,279)		1,442,055,422
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	1,171,000	1,135,175
Sovereign — 1.1%
Abu Dhabi Government International Bond
4.13%, 10/11/2047	400,000	321,872
Dominican Republic
5.95%, 01/25/2027	600,000	603,330
Emirate of Abu Dhabi
2.70%, 09/02/2070	800,000	419,307
3.00%, 09/15/2051	500,000	318,230
3.88%, 04/16/2050	400,000	303,171
Government of Bulgaria
5.00%, 03/05/2037	1,250,000	1,207,248
Government of Romania
6.00%, 05/25/2034	780,000	727,350
6.38%, 01/30/2034*	270,000	257,404
Kingdom of Saudi Arabia
3.45%, 02/02/2061	700,000	419,027
4.63%, 10/04/2047	200,000	162,528
5.00%, 01/18/2053	500,000	414,775
5.75%, 01/16/2054*	800,000	745,350
Oriental Republic of Uruguay
5.10%, 06/18/2050	100,000	89,545
Republic of Azerbaijan
3.50%, 09/01/2032	1,300,000	1,138,141
Republic of Hungary
5.50%, 03/26/2036*	1,560,000	1,476,540
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
Republic of Indonesia
4.40%, 03/10/2029	$ 1,040,000	$ 1,037,825
4.75%, 09/10/2034	200,000	193,620
5.10%, 02/10/2054	520,000	472,268
Republic of Italy
3.88%, 05/06/2051	585,000	394,290
Republic of Ivory Coast
8.08%, 04/01/2036*	1,200,000	1,133,206
Republic of Kazakhstan
6.50%, 07/21/2045	400,000	417,508
Republic of Panama
3.30%, 01/19/2033	960,000	753,168
6.40%, 02/14/2035	1,200,000	1,128,360
7.50%, 03/01/2031	600,000	627,906
8.00%, 03/01/2038	600,000	620,250
Republic of Peru
2.84%, 06/20/2030	200,000	180,740
Republic of Poland
5.13%, 09/18/2034	400,000	396,000
Republic of Serbia
6.00%, 06/12/2034	1,000,000	991,039
Republic of Trinidad & Tobago
6.40%, 06/26/2034	800,000	763,960
State of Qatar
4.00%, 03/14/2029	320,000	316,790
4.40%, 04/16/2050	1,120,000	936,600
5.10%, 04/23/2048	200,000	185,813
Sultanate of Oman
6.50%, 03/08/2047	300,000	293,529
United Mexican States
4.28%, 08/14/2041	3,203,000	2,366,056
5.55%, 01/21/2045	300,000	257,520
6.00%, 05/13/2030	587,000	602,790
6.00%, 05/07/2036	1,020,000	975,987
6.34%, 05/04/2053	218,000	190,935
6.35%, 02/09/2035	800,000	796,912
6.40%, 05/07/2054	2,060,000	1,813,253
6.75%, 09/27/2034	300,000	311,250
6.88%, 05/13/2037	1,443,000	1,456,781
		28,218,174
Total Foreign Government Obligations (cost $30,958,001)		29,353,349
COMMON STOCKS — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.(5)(8) (cost $0)	123	700,362
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%#† (cost $48,513)	3,142	43,108
Total Long-Term Investment Securities (cost $2,766,427,699)		2,605,836,902
SHORT-TERM INVESTMENTS — 3.1%
Unaffiliated Investment Companies — 3.1%
State Street Institutional Liquid Reserves Government Money Market Fund, Premier Class 4.24%(9)	26,812,830	26,812,830

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(9)	39,176,379	$ 39,176,380
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(9)(10)	17,482,408	17,482,408
Total Short-Term Investments (cost $83,471,617)		83,471,618
TOTAL INVESTMENTS (cost $2,849,899,316)(11)	99.4%	2,689,308,520
Other assets less liabilities	0.6	17,507,119
NET ASSETS	100.0%	$2,706,815,639
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $500,738,341 representing 18.5% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2025.
(5)	Securities classified as Level 3 (see Note 2).
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2025.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	123	$0	$700,362	$5,694.00	0.0%
(9)	The rate shown is the 7-day yield as of May 31, 2025.
(10)	At May 31, 2025, the Fund had loaned securities with a total value of $28,129,869. This was secured by collateral of $17,482,408, which was received in cash and subsequently invested in short-term investments currently valued at $17,482,408 as reported in the Portfolio of Investments. Additional collateral of $11,334,953 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Home Loan Mtg. Corp.	1.50% to 9.50%	06/01/2025 to 04/25/2055	$61,493
Federal National Mtg. Assoc.	1.50% to 9.00%	06/01/2025 to 03/01/2062	38,734
Government National Mtg. Assoc.	1.50% to 7.50%	06/15/2025 to 01/16/2067	73,709
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	11,161,017
(11)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
294	Long	U.S. Treasury 10 Year Notes	September 2025	$32,202,367	$32,560,500	$ 358,133
402	Long	U.S. Treasury 2 Year Notes	September 2025	83,289,966	83,389,875	99,909
116	Long	U.S. Treasury Long Bonds	September 2025	12,851,149	13,082,625	231,476
337	Long	U.S. Treasury Ultra 10 Year Notes	September 2025	37,552,804	37,928,297	375,493
						$1,065,011
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$29,897,622	$165,260	$30,062,882
Other Industries	—	806,265,831	—	806,265,831
Asset Backed Securities:
Other Asset Backed Securities	—	99,233,427	3,000,000	102,233,427
Other Industries	—	86,275,052	—	86,275,052
Collateralized Mortgage Obligations	—	108,847,469	—	108,847,469
U.S. Government & Agency Obligations:
Federal National Mtg. Assoc.	—	403,222,586	6,102,926	409,325,512
Other Industries	—	1,032,729,910	—	1,032,729,910
Foreign Government Obligations	—	29,353,349	—	29,353,349
Common Stocks	—	—	700,362	700,362
Preferred Stocks	43,108	—	—	43,108
Short-Term Investments	83,471,618	—	—	83,471,618
Total Investments at Value	$83,514,726	$2,595,825,246	$9,968,548	$2,689,308,520
Other Financial Instruments:†
Futures Contracts	$1,065,011	$—	$—	$1,065,011
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Advertising — 0.5%
WPP PLC	448,406	$ 3,621,332
Aerospace/Defense — 4.6%
Airbus SE	12,332	2,269,504
Boeing Co.†	18,270	3,787,737
L3Harris Technologies, Inc.	53,218	13,003,286
Northrop Grumman Corp.	10,183	4,936,413
RTX Corp.	53,994	7,369,101
		31,366,041
Agriculture — 0.7%
British American Tobacco PLC ADR	97,645	4,413,554
Auto Manufacturers — 0.6%
General Motors Co.	87,078	4,319,940
Auto Parts & Equipment — 0.3%
Lear Corp.#	19,367	1,751,164
Banks — 8.9%
Bank of America Corp.	107,529	4,745,255
Citigroup, Inc.	186,784	14,068,571
First Citizens BancShares, Inc., Class A	6,637	12,271,017
JPMorgan Chase & Co.	44,076	11,636,064
PNC Financial Services Group, Inc.	14,972	2,602,283
Wells Fargo & Co.	206,462	15,439,228
		60,762,418
Beverages — 1.5%
Coca-Cola Co.	65,018	4,687,798
Diageo PLC	127,085	3,453,667
Keurig Dr Pepper, Inc.	65,017	2,189,122
		10,330,587
Building Materials — 1.1%
Johnson Controls International PLC	27,249	2,762,231
Vulcan Materials Co.	16,630	4,408,114
		7,170,345
Chemicals — 2.7%
Air Products & Chemicals, Inc.	21,399	5,968,395
International Flavors & Fragrances, Inc.	42,451	3,250,049
Linde PLC	9,694	4,532,721
PPG Industries, Inc.	40,583	4,496,596
		18,247,761
Coal — 0.4%
Teck Resources, Ltd., Class B	65,591	2,430,147
Commercial Services — 0.5%
Rentokil Initial PLC	779,530	3,692,852
Computers — 3.6%
Apple, Inc.	17,176	3,449,799
Cognizant Technology Solutions Corp., Class A	79,406	6,431,092
Hewlett Packard Enterprise Co.	189,488	3,274,353
HP, Inc.	219,721	5,471,053
Leidos Holdings, Inc.	24,569	3,648,988
Western Digital Corp.	44,312	2,284,284
		24,559,569
Cosmetics/Personal Care — 1.9%
Haleon PLC	893,848	4,984,703
Procter & Gamble Co.	14,779	2,510,804
Unilever PLC	88,748	5,628,375
		13,123,882
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.1%
WESCO International, Inc.	5,155	$ 865,473
Diversified Financial Services — 4.4%
Apollo Global Management, Inc.	36,336	4,748,752
Capital One Financial Corp.	28,921	5,470,407
Charles Schwab Corp.	34,083	3,010,892
Intercontinental Exchange, Inc.	49,562	8,911,248
Visa, Inc., Class A	21,182	7,735,454
		29,876,753
Electric — 4.8%
American Electric Power Co., Inc.	21,694	2,245,112
Dominion Energy, Inc.	64,303	3,644,051
DTE Energy Co.	19,427	2,654,700
Edison International	28,340	1,577,121
Exelon Corp.	108,683	4,762,489
PG&E Corp.	277,105	4,677,532
Sempra	167,538	13,166,811
		32,727,816
Electrical Components & Equipment — 0.1%
Acuity, Inc.	3,535	918,711
Electronics — 1.6%
Allegion PLC	8,447	1,205,387
Fortive Corp.	40,754	2,860,523
Honeywell International, Inc.	14,529	3,293,288
TE Connectivity PLC	21,525	3,445,507
		10,804,705
Environmental Control — 0.6%
Waste Management, Inc.	17,265	4,160,347
Food — 2.5%
Kraft Heinz Co.	226,540	6,055,414
Lamb Weston Holdings, Inc.	54,328	3,030,416
Nestle SA ADR	76,315	8,128,311
		17,214,141
Healthcare-Products — 2.8%
Baxter International, Inc.	290,271	8,853,265
Medtronic PLC	126,215	10,473,321
		19,326,586
Healthcare-Services — 2.3%
Cigna Group	7,051	2,232,629
Elevance Health, Inc.	9,809	3,765,086
Fortrea Holdings, Inc.†	10,090	43,387
Labcorp Holdings, Inc.	27,211	6,774,723
UnitedHealth Group, Inc.	10,057	3,036,309
		15,852,134
Home Furnishings — 0.6%
Sony Group Corp.	162,200	4,294,673
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	41,487	3,320,060
Insurance — 5.0%
Chubb, Ltd.	17,379	5,165,039
Fidelity National Financial, Inc.	83,152	4,554,235
Hartford Insurance Group, Inc.	10,460	1,358,126
MetLife, Inc.	74,349	5,842,344
Prudential Financial, Inc.	13,292	1,380,906

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	24,581	$ 6,776,982
Willis Towers Watson PLC	27,444	8,687,398
		33,765,030
Internet — 2.3%
Alphabet, Inc., Class A	23,525	4,040,183
Amazon.com, Inc.†	23,665	4,851,562
CDW Corp.	13,630	2,458,307
Meta Platforms, Inc., Class A	6,873	4,450,199
		15,800,251
Machinery-Diversified — 0.9%
CNH Industrial NV	236,541	2,959,128
Westinghouse Air Brake Technologies Corp.	15,299	3,095,294
		6,054,422
Media — 3.0%
Comcast Corp., Class A	410,448	14,189,188
Walt Disney Co.	54,382	6,147,341
		20,336,529
Mining — 0.4%
Freeport-McMoRan, Inc.	67,638	2,602,710
Oil & Gas — 4.1%
BP PLC	1,572,129	7,620,250
EQT Corp.	45,654	2,516,905
Exxon Mobil Corp.	73,603	7,529,587
Hess Corp.	22,635	2,992,120
Shell PLC	211,542	6,981,589
		27,640,451
Packaging & Containers — 1.0%
Crown Holdings, Inc.	20,707	2,039,640
Sealed Air Corp.	136,801	4,404,992
		6,444,632
Pharmaceuticals — 8.5%
AstraZeneca PLC	43,575	6,293,792
Becton Dickinson & Co.	66,700	11,511,753
Cardinal Health, Inc.	82,642	12,763,230
CVS Health Corp.	224,793	14,395,744
Eli Lilly & Co.	2,722	2,007,938
Johnson & Johnson	19,932	3,093,646
Merck & Co., Inc.	52,515	4,035,252
Sanofi SA	38,826	3,858,318
		57,959,673
Pipelines — 2.7%
Enbridge, Inc.#	175,187	8,142,692
Enterprise Products Partners LP	114,907	3,541,434
Williams Cos., Inc.	111,203	6,728,893
		18,413,019
Private Equity — 0.6%
Carlyle Group, Inc.	92,860	4,197,272
REITS — 3.5%
American Tower Corp.	20,262	4,349,238
AvalonBay Communities, Inc.	22,779	4,710,014
Crown Castle, Inc.	49,611	4,978,464
Healthcare Realty Trust, Inc.#	91,769	1,330,651
Mid-America Apartment Communities, Inc.	19,576	3,066,580
Public Storage	10,196	3,144,548
Security Description	Shares or Principal Amount	Value

REITS (continued)
Rexford Industrial Realty, Inc.	12,507	$ 440,747
STAG Industrial, Inc.	50,574	1,799,423
		23,819,665
Retail — 1.9%
Dollar General Corp.	68,961	6,706,457
Home Depot, Inc.	8,992	3,311,664
Industria de Diseno Textil SA ADR#	118,483	3,209,704
		13,227,825
Semiconductors — 3.9%
Broadcom, Inc.	31,002	7,504,654
Intel Corp.	62,717	1,226,117
NVIDIA Corp.	12,598	1,702,368
Samsung Electronics Co., Ltd. GDR	6,661	6,700,966
STMicroelectronics NV	136,882	3,435,619
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,223	2,942,910
Texas Instruments, Inc.	16,113	2,946,262
		26,458,896
Software — 7.5%
Electronic Arts, Inc.	36,711	5,278,308
Fidelity National Information Services, Inc.	92,640	7,375,071
Microsoft Corp.	47,809	22,009,351
Oracle Corp.	24,778	4,101,502
SS&C Technologies Holdings, Inc.	149,072	12,046,508
		50,810,740
Telecommunications — 2.4%
Cisco Systems, Inc.	83,420	5,258,797
T-Mobile US, Inc.	25,931	6,280,488
Verizon Communications, Inc.	111,134	4,885,451
		16,424,736
Toys/Games/Hobbies — 0.5%
Hasbro, Inc.	53,177	3,547,438
Transportation — 0.9%
CSX Corp.	75,084	2,371,904
Union Pacific Corp.	15,637	3,466,097
		5,838,001
Total Long-Term Investment Securities (cost $582,553,360)		658,492,281
SHORT-TERM INVESTMENTS — 3.0%
Unaffiliated Investment Companies — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.12%(1)	14,924,206	14,924,206
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1)	5,354,822	5,354,822

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(1)(2)	105,780	$ 105,780
Total Short-Term Investments (cost $20,384,808)		20,384,808
TOTAL INVESTMENTS (cost $602,938,168)(3)	99.7%	678,877,089
Other assets less liabilities	0.3	1,830,147
NET ASSETS	100.0%	$680,707,236
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	At May 31, 2025, the Fund had loaned securities with a total value of $7,755,836. This was secured by collateral of $105,780, which was received in cash and subsequently invested in short-term investments currently valued at $105,780 as reported in the Portfolio of Investments. Additional collateral of $7,772,704 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$42,879
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	277,129
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	21,277
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	116,707
United States Treasury Bills	0.00%	11/28/2025	274
United States Treasury Notes/Bonds	0.00% to 5.00%	07/15/2025 to 05/15/2054	7,314,438
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$658,492,281	$—	$—	$658,492,281
Short-Term Investments	20,384,808	—	—	20,384,808
Total Investments at Value	$678,877,089	$—	$—	$678,877,089
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.2%
Domestic Equity Investment Companies — 53.3%
VALIC Company I Capital Appreciation Fund	291,951	$ 5,967,478
VALIC Company I Dividend Value Fund	674,949	8,308,626
VALIC Company I Growth Fund	294,334	4,974,250
VALIC Company I Large Capital Growth Fund	270,461	4,470,716
VALIC Company I Mid Cap Index Fund	54,921	1,282,397
VALIC Company I Mid Cap Strategic Growth Fund	78,309	1,655,450
VALIC Company I Mid Cap Value Fund	87,794	1,415,232
VALIC Company I Small Cap Growth Fund	57,717	907,317
VALIC Company I Small Cap Index Fund	34,198	497,584
VALIC Company I Small Cap Special Values Fund	61,018	627,265
VALIC Company I Small Cap Value Fund	19,452	212,800
VALIC Company I Stock Index Fund	240,473	14,038,828
VALIC Company I Systematic Core Fund	242,772	7,873,101
VALIC Company I Systematic Growth Fund	203,444	3,688,445
VALIC Company I Systematic Value Fund	566,661	8,380,920
VALIC Company I U.S. Socially Responsible Fund	297,024	5,352,369
Total Domestic Equity Investment Companies (cost $61,544,220)		69,652,778
Domestic Fixed Income Investment Companies — 18.3%
VALIC Company I Core Bond Fund	1,711,334	16,548,595
VALIC Company I Government Securities Fund	543,515	5,022,076
VALIC Company I High Yield Bond Fund	134,276	933,219
VALIC Company I Inflation Protected Fund	167,551	1,439,263
Total Domestic Fixed Income Investment Companies (cost $25,066,135)		23,943,153
International Equity Investment Companies — 9.3%
VALIC Company I Emerging Economies Fund	45,700	302,075
VALIC Company I Global Real Estate Fund	207,789	1,435,824
VALIC Company I International Equities Index Fund	257,267	2,323,125
VALIC Company I International Growth Fund†	172,008	2,320,384
VALIC Company I International Opportunities Fund	22,075	356,724
VALIC Company I International Socially Responsible Fund	66,387	1,798,421
VALIC Company I International Value Fund	308,037	3,530,108
Total International Equity Investment Companies (cost $10,675,126)		12,066,661
International Fixed Income Investment Companies — 0.3%
VALIC Company I International Government Bond Fund† (cost $401,642)	39,081	404,879
Total Affiliated Investment Companies (cost $97,687,123)		106,067,471
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.4%
U.S. Government — 15.4%
United States Treasury Notes
2.75%, 08/15/2032	$ 559,000	509,236
3.38%, 05/15/2033	1,771,000	1,667,161
3.50%, 02/15/2033	927,200	882,977
3.88%, 08/15/2033 to 08/15/2034	5,707,500	5,528,832
4.00%, 02/15/2034	2,657,900	2,596,955
4.13%, 11/15/2032(2)	1,251,900	1,246,374
4.25%, 11/15/2034	1,151,400	1,140,066
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.38%, 05/15/2034	$2,576,200	$ 2,583,446
4.50%, 11/15/2033	1,957,900	1,987,116
4.63%, 02/15/2035	1,991,300	2,028,637
Total U.S. Government & Agency Obligations (cost $20,355,705)		20,170,800
PURCHASED OPTIONS† — 0.7%
Purchased Options - Puts — 0.7%
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/19/2025; Strike Price: $4,950.00; Counterparty: JPMorgan Chase Bank, N.A.)	1,000	40,758
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/17/2025; Strike Price: $4,600.00; Counterparty: Goldman Sachs International)	1,000	32,850
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/17/2025; Strike Price: $4,600.00; Counterparty: UBS AG)	1,000	32,850
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/21/2025; Strike Price: $4,700.00; Counterparty: Goldman Sachs International)	5,000	248,092
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/21/2025; Strike Price: $4,700.00; Counterparty: JPMorgan Chase Bank, N.A.)	500	24,809
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/21/2025; Strike Price: $5,250.00; Counterparty: Citibank, N.A.)	5,000	516,608
Total Purchased Options (cost $1,421,105)		895,967
Total Long-Term Investment Securities (cost $119,463,933)		127,134,238
SHORT-TERM INVESTMENTS — 3.6%
Unaffiliated Investment Companies — 3.6%
AllianceBernstein Government STIF Portfolio, Class AB 4.15%(3) (cost $4,707,885)	4,707,885	4,707,885
TOTAL INVESTMENTS (cost $124,171,818)(4)	100.9%	131,842,123
Other assets less liabilities	(0.9)	(1,144,083)
NET ASSETS	100.0%	$130,698,040
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of May 31, 2025.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
40	Long	S&P 500 E-Mini Index	June 2025	$11,811,976	$11,832,000	$20,024

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
10	Short	S&P 500 E-Mini Index	June 2025	$2,567,005	$2,958,000	$(390,995)
		Net Unrealized Appreciation (Depreciation)				$(370,971)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$106,067,471	$—	$—	$106,067,471
U.S. Government & Agency Obligations	—	20,170,800	—	20,170,800
Purchased Options	—	895,967	—	895,967
Short-Term Investments	4,707,885	—	—	4,707,885
Total Investments at Value	$110,775,356	$21,066,767	$—	$131,842,123
Other Financial Instruments:†
Futures Contracts	$20,024	$—	$—	$20,024
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$390,995	$—	$—	$390,995
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Australia — 0.3%
BHP Group, Ltd.	90,197	$ 2,208,215
Bermuda — 0.0%
Credicorp., Ltd.	533	112,895
Brazil — 4.1%
Alupar Investimento SA	3,225	17,303
AMBEV SA	741,946	1,820,002
Ambev SA ADR	335,736	819,196
Atacadao SA	102,602	152,123
B3 SA - Brasil Bolsa Balcao	273,896	668,039
Banco Bradesco SA (Preference Shares)	833,164	2,359,867
Banco Bradesco SA ADR	228,829	659,028
Banco do Brasil SA	161,744	662,303
BRF SA	29,289	103,954
C&A MODAS SA	108,782	339,118
Cia de Saneamento de Minas Gerais Copasa MG	130,379	544,357
Cia Siderurgica Nacional SA	558,618	805,769
Cia Siderurgica Nacional SA ADR#	271,034	392,999
Cosan SA	527,211	758,623
CPFL Energia SA	77,367	547,703
Fleury SA	147,137	330,573
Grupo SBF SA	475,077	1,020,840
Itau Unibanco Holding SA (Preference Shares)	687,492	4,499,139
Itau Unibanco Holding SA ADR	91,740	604,567
JBS SA	57,797	405,423
Lojas Renner SA	641,342	2,036,327
Marcopolo SA (Preference Shares)	201,451	255,358
NU Holdings, Ltd., Class A†	280,755	3,371,868
Petroleo Brasileiro SA (Preference Shares)	371,636	2,007,790
Petroreconcavo S/A	67,382	170,472
Porto Seguro SA	15,172	138,263
Telefonica Brasil SA	173,040	867,091
Vale SA	111,424	1,014,982
XP, Inc., Class A	41,958	812,307
YDUQS Participacoes SA	168,441	466,787
		28,652,171
Chile — 0.4%
Banco de Chile	10,500,257	1,544,808
Banco de Chile ADR	28,472	860,139
Enel Americas SA	5,631,926	525,121
Falabella SA	35,114	167,539
		3,097,607
China — 26.5%
3SBio, Inc.*	235,000	564,041
Agricultural Bank of China, Ltd.	2,353,000	1,512,431
Alibaba Group Holding, Ltd.	1,598,400	23,218,395
Avary Holding Shenzhen Co, Ltd., Class A	65,100	255,759
Baidu, Inc., Class A†	85,950	895,004
Bank of China, Ltd.	8,322,000	4,839,668
Bilibili, Inc., Class Z†	25,220	473,130
BOE Technology Group Co., Ltd., Class A	1,412,900	746,138
BYD Co., Ltd.#	137,500	6,888,064
BYD Co., Ltd., Class A	47,500	2,325,574
China Construction Bank Corp.	8,258,000	7,414,307
China International Capital Corp, Ltd., Class A	32,200	148,073
China International Capital Corp., Ltd.*	42,000	78,418
China Life Insurance Co., Ltd.	1,517,000	3,091,615
China Mengniu Dairy Co., Ltd.	341,000	768,882
China Merchants Bank Co., Ltd.	189,500	1,181,792
China Merchants Securities Co, Ltd., Class A	106,700	239,920
China Pacific Insurance Group Co., Ltd.	411,000	1,284,195
Security Description	Shares or Principal Amount	Value

China (continued)
China Petroleum & Chemical Corp.	2,992,000	$ 1,617,895
China State Construction Engineering Corp., Ltd., Class A	108,200	85,408
China Tower Corp., Ltd.*	470,500	698,450
CITIC Securities Co., Ltd.	265,500	673,138
CMOC Group, Ltd.	1,050,000	840,953
Contemporary Amperex Technology Co., Ltd., Class A	16,800	583,678
COSCO SHIPPING Holdings Co, Ltd., Class A	113,800	259,206
Country Garden Services Holdings Co., Ltd.	380,000	323,730
CSC Financial Co, Ltd.*	61,500	71,060
Dongfeng Motor Group Co., Ltd.	264,000	146,459
ENN Energy Holdings, Ltd.	47,400	379,026
Great Wall Motor Co., Ltd.#	240,500	373,581
Gree Electric Appliances, Inc. of Zhuhai, Class A	455,100	2,935,864
Guosen Securities Co, Ltd., Class A	292,500	456,488
Haier Smart Home Co., Ltd.	623,400	1,828,595
Huatai Securities Co., Ltd.*	61,400	103,520
Huatai Securities Co., Ltd., Class A	1,859,000	4,329,895
IEIT Systems Co, Ltd., Class A	192,900	1,312,227
Industrial & Commercial Bank of China, Ltd.	6,243,000	4,546,241
Industrial Securities Co, Ltd., Class A	1,376,300	1,099,778
Innovent Biologics, Inc.*†	82,000	647,856
JD Logistics, Inc.*†	734,400	1,165,134
JD.com, Inc., Class A	349,750	5,749,547
KE Holdings, Inc. ADR	69,191	1,277,266
KE Holdings, Inc., Class A	700	4,455
Kuaishou Technology*†	46,300	315,129
Li Auto, Inc., Class A†	58,800	842,132
Luzhou Laojiao Co, Ltd., Class A	13,000	211,230
Meituan, Class B*†	525,900	9,255,615
NetEase, Inc.	190,500	4,633,068
New China Life Insurance Co., Ltd., Class A	87,600	612,345
PetroChina Co., Ltd.	4,204,000	3,533,224
PICC Property & Casualty Co., Ltd.	302,000	575,414
Ping An Bank Co., Ltd., Class A	573,900	921,973
Ping An Insurance Group Co. of China, Ltd.	828,500	4,876,264
Ping An Insurance Group Co. of China, Ltd., Class A	411,100	3,043,937
Pop Mart International Group, Ltd.*	49,200	1,382,928
SF Holding Co., Ltd.†	71,000	370,343
Shandong Nanshan Aluminum Co., Ltd., Class A	420,800	219,296
Sinolink Securities Co., Ltd., Class A	232,100	268,685
Sinopec Engineering Group Co, Ltd.	372,000	264,254
SooChow Securities Co., Ltd., Class A	2,939,700	3,256,006
Tencent Holdings, Ltd.	584,400	37,131,025
Tingyi Cayman Islands Holding Corp.	486,000	798,317
Topsports International Holdings, Ltd.*	4,385,000	1,571,444
Uni-President China Holdings, Ltd.	1,477,000	1,921,338
Vipshop Holdings, Ltd. ADR	61,572	849,078
Weichai Power Co., Ltd., Class A	115,100	240,573
Wuliangye Yibin Co., Ltd., Class A	251,900	4,426,257
Xiaomi Corp., Class B*†	1,574,600	10,231,456
XPeng, Inc., Class A#†	72,900	709,839
Youngor Fashion Co., Ltd., Class A	714,400	745,599
Yunnan Baiyao Group Co., Ltd., Class A	130,400	1,023,520
Zai Lab, Ltd.†	44,600	15,358
Zhejiang NHU Co., Ltd., Class A	774,800	2,361,305
Zhongsheng Group Holdings, Ltd.	52,500	79,275
Zijin Mining Group Co., Ltd.#	992,000	2,213,975
ZTO Express Cayman, Inc.	39,000	687,875
ZTO Express Cayman, Inc. ADR#	4,102	72,195
		187,095,128
Egypt — 0.0%
Commercial International Bank Egypt SAE GDR	5,237	8,379

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece — 0.6%
Eurobank Ergasias Services & Holdings SA	328,527	$ 1,012,020
Hellenic Telecommunications Organization SA	61,847	1,193,109
OPAP SA	107,508	2,312,005
		4,517,134
Hong Kong — 1.0%
China Nonferrous Mining Corp, Ltd.	154,000	113,127
China Resources Land, Ltd.	448,000	1,462,652
CITIC, Ltd.	1,268,000	1,604,183
Geely Automobile Holdings, Ltd.	1,153,000	2,590,945
Lenovo Group, Ltd.	380,000	438,102
Sino Biopharmaceutical, Ltd.	535,000	303,624
Sinotruk Hong Kong, Ltd.	103,500	261,354
		6,773,987
Hungary — 0.3%
OTP Bank Nyrt	23,885	1,811,484
India — 18.1%
Adani Energy Solutions, Ltd.†	23,646	239,790
Adani Ports & Special Economic Zone, Ltd.	35,773	598,746
Ajanta Pharma, Ltd.	21,967	644,314
APL Apollo Tubes, Ltd.	8,489	179,720
Apollo Hospitals Enterprise, Ltd.	4,157	334,503
Atul, Ltd.	8,038	668,307
AWL Agri Business, Ltd.†	102,994	322,432
Axis Bank, Ltd.	190,994	2,660,413
Bajaj Auto, Ltd.	5,070	509,459
Bajaj Finance, Ltd.	17,716	1,892,605
Berger Paints India, Ltd.	29,097	193,470
Bharat Electronics, Ltd.	147,194	661,534
Bharat Petroleum Corp., Ltd.	113,896	422,576
Bharti Airtel, Ltd.	311,667	6,773,089
Bharti Hexacom, Ltd.	12,462	265,914
Biocon, Ltd.	74,924	292,823
Blue Star, Ltd.	25,097	447,977
Brigade Enterprises, Ltd.	39,761	509,749
Britannia Industries, Ltd.	6,316	405,641
Ceat, Ltd.	5,002	222,116
Chambal Fertilisers and Chemicals, Ltd.	80,142	514,145
Cholamandalam Investment & Finance Co., Ltd.	3,202	59,905
Cipla, Ltd.	30,507	521,872
City Union Bank, Ltd.	229,164	522,197
Coromandel International, Ltd.	76,164	2,033,710
Dalmia Bharat, Ltd.	36,433	858,640
Divi's Laboratories, Ltd.	8,602	664,437
DLF, Ltd.	50,234	468,352
Dr Lal PathLabs, Ltd.*	46,541	1,509,652
Eicher Motors, Ltd.	1,239	77,221
Elecon Engineering Co, Ltd.	65,755	509,404
Emami, Ltd.	39,725	272,493
Eternal, Ltd.†	128,985	361,369
Firstsource Solutions, Ltd.	72,661	315,013
Fortis Healthcare, Ltd.	101,827	844,721
Garden Reach Shipbuilders & Engineers, Ltd.	1,033	36,252
GE Vernova T&D India, Ltd.	23,018	601,117
GlaxoSmithKline Pharmaceuticals, Ltd.	3,976	153,232
Graphite India, Ltd.	65,256	414,565
Great Eastern Shipping Co., Ltd.	86,664	942,848
Havells India, Ltd.	33,053	589,257
HCL Technologies, Ltd.	103,574	1,974,654
HDFC Bank, Ltd.	469,432	10,650,333
HDFC Life Insurance Co., Ltd.*	7,169	65,080
Security Description	Shares or Principal Amount	Value

India (continued)
Hero MotoCorp, Ltd.	989	$ 49,908
Hindalco Industries, Ltd.	90,393	669,378
Hindustan Aeronautics, Ltd.	12,723	738,209
Hindustan Petroleum Corp., Ltd.	20,521	98,790
Hindustan Unilever, Ltd.	21,142	581,262
Hindustan Zinc, Ltd.	124,463	664,966
Hitachi Energy India, Ltd.	2,361	528,318
ICICI Bank, Ltd.	485,610	8,206,142
ICICI Bank, Ltd. ADR	27,365	936,978
IndiaMart InterMesh, Ltd.*	39,657	1,078,837
Indian Hotels Co., Ltd.	59,964	538,748
Indian Oil Corp., Ltd.	75,137	125,027
Indraprastha Gas, Ltd.	206,166	498,460
Indus Towers, Ltd.†	26,707	119,296
Infosys, Ltd.	376,159	6,865,589
Infosys, Ltd. ADR#	96,007	1,746,367
Intellect Design Arena, Ltd.	35,290	481,998
InterGlobe Aviation, Ltd.*†	18,375	1,143,405
Ipca Laboratories, Ltd.	15,452	257,831
ITC, Ltd.	405,122	1,982,411
Jindal Saw, Ltd.	258,837	640,627
JK Cement, Ltd.	4,750	303,317
Jubilant Pharmova, Ltd.	8,830	121,118
KEC International, Ltd.	53,524	519,603
Kotak Mahindra Bank, Ltd.	57,908	1,405,694
L&T Technology Services, Ltd.*	10,655	543,489
Larsen & Toubro, Ltd.	88,626	3,802,918
Larsen & Toubro, Ltd. GDR	13,772	585,999
Lemon Tree Hotels, Ltd.*†	125,407	204,579
LIC Housing Finance, Ltd.	104,172	725,217
LTIMindtree, Ltd.*	5,254	310,420
Lupin, Ltd.	42,321	966,793
Mahanagar Gas, Ltd.	37,110	574,592
Mahindra & Mahindra, Ltd.	69,685	2,419,330
Marico, Ltd.	19,155	160,716
Maruti Suzuki India, Ltd.	7,188	1,035,089
Max Financial Services, Ltd.†	5,775	101,227
MOIL, Ltd.	89,466	394,142
National Aluminium Co., Ltd.	276,018	582,323
Navin Fluorine International, Ltd.	3,944	196,290
NCC, Ltd.	91,234	246,478
NTPC, Ltd.	220,921	864,247
Oil & Natural Gas Corp., Ltd.	77,177	215,726
One 97 Communications, Ltd.†	51,858	538,729
Page Industries, Ltd.	155	84,007
Paradeep Phosphates, Ltd.*	354,592	725,137
PB Fintech, Ltd.†	11,833	243,588
Persistent Systems, Ltd.	9,733	639,768
Petronet LNG, Ltd.†	234,185	841,643
Power Grid Corp. of India, Ltd.	268,134	907,723
PTC India, Ltd.	447,219	919,523
PVR Inox, Ltd.†	55,019	635,861
Radico Khaitan, Ltd.	13,056	388,591
Reliance Industries, Ltd.	581,460	9,634,264
Sagility India, Ltd.†	658,917	303,298
SBI Life Insurance Co., Ltd.*	20,178	426,550
Shree Cement, Ltd.	727	252,231
Solar Industries India, Ltd.	4,384	821,984
SRF, Ltd.	10,278	343,741
State Bank of India	229,448	2,182,538
Strides Pharma Science, Ltd.	64,704	616,985
Sun Pharmaceutical Industries, Ltd.	120,520	2,358,854
Suzlon Energy, Ltd.†	189,641	158,405

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Tata Consultancy Services, Ltd.	106,040	$ 4,287,448
Tata Motors, Ltd.	161,094	1,352,851
Tata Steel, Ltd.	292,102	550,638
Tech Mahindra, Ltd.	66,452	1,221,490
Titan Co., Ltd.	20,312	842,625
Torrent Pharmaceuticals, Ltd.	943	34,984
Trent, Ltd.	18,215	1,197,305
TVS Motor Co., Ltd.	2,912	94,873
UltraTech Cement, Ltd.	13,560	1,770,921
United Spirits, Ltd.	14,038	249,362
UNO Minda, Ltd.	2,981	35,067
VA Tech Wabag, Ltd.†	4,059	77,243
Vedanta, Ltd.	135,555	691,437
Vishal Mega Mart, Ltd.†	666,855	976,418
Vodafone Idea, Ltd.†	2,425,321	196,123
Welspun Corp., Ltd.	72,717	792,728
Wipro, Ltd.	384,890	1,122,624
Wipro, Ltd. ADR#	203,748	586,794
Zee Entertainment Enterprises, Ltd.	568,451	864,883
Zensar Technologies, Ltd.	22,282	216,115
Zydus Lifesciences, Ltd.	31,512	342,462
		127,965,312
Indonesia — 1.6%
Aneka Tambang Tbk	15,108,200	2,876,364
Astra International Tbk PT	5,123,800	1,525,025
Bank Central Asia Tbk PT	6,079,900	3,499,322
Bank Mandiri Persero Tbk PT	3,771,900	1,225,660
Bank Rakyat Indonesia Persero Tbk PT	7,676,800	2,089,380
		11,215,751
Ireland — 0.8%
PDD Holdings, Inc. ADR†	56,936	5,494,893
Luxembourg — 0.0%
Allegro.eu SA*†	33,076	304,378
Malaysia — 1.5%
CIMB Group Holdings Bhd	252,300	410,769
KPJ Healthcare Bhd	2,639,100	1,686,445
Malayan Banking Bhd	1,907,800	4,383,480
Maxis Bhd	694,500	575,963
My EG Services Bhd	291,500	63,005
Public Bank Bhd	2,240,800	2,268,965
Sunway Construction Group BHD	167,000	231,481
Tenaga Nasional Bhd	386,500	1,271,232
		10,891,340
Marshall Islands — 0.0%
Costamare, Inc.	4,017	34,426
Mexico — 2.1%
Alsea SAB de CV#	157,706	395,403
America Movil SAB de CV	3,064,301	2,583,075
America Movil SAB de CV ADR#	73,978	1,250,228
Arca Continental SAB de CV#	177,526	1,954,104
Banco del Bajio SA*#	60,633	157,366
Coca-Cola Femsa SAB de CV	139,035	1,314,510
Coca-Cola Femsa SAB de CV ADR	9,535	905,825
Fomento Economico Mexicano SAB de CV#	180,125	1,913,526
Fomento Economico Mexicano SAB de CV ADR	3,048	324,703
GCC SAB de CV	65,618	612,335
Gentera SAB de CV#	553,249	1,085,619
Grupo Aeroportuario del Centro Norte SAB de CV	18,225	225,398
Security Description	Shares or Principal Amount	Value

Mexico (continued)
Grupo Aeroportuario del Centro Norte SAB de CV ADR	1,207	$ 119,817
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,482	103,047
Grupo Financiero Banorte SAB de CV, Class O#	227,120	2,014,291
Wal-Mart de Mexico SAB de CV	19,587	64,327
		15,023,574
Philippines — 0.5%
BDO Unibank, Inc.	325,693	939,808
International Container Terminal Services, Inc.	223,430	1,641,837
Manila Electric Co.	64,260	633,444
		3,215,089
Poland — 1.0%
Bank Polska Kasa Opieki SA	12,285	604,888
Dino Polska SA*†	6,719	986,565
Orlen SA	62,521	1,229,338
Powszechna Kasa Oszczednosci Bank Polski SA	85,798	1,725,564
Powszechny Zaklad Ubezpieczen SA	155,515	2,541,886
Tauron Polska Energia SA†	157,539	289,316
		7,377,557
Qatar — 0.7%
Barwa Real Estate Co.	308,966	244,238
Ooredoo Q.P.S.C.	105,979	358,961
Qatar Islamic Bank Q.P.S.C.	223,247	1,295,660
Qatar National Bank Q.P.S.C.	723,696	3,361,637
		5,260,496
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 3.4%
ACWA Power Co.†	6,942	478,286
Al Hammadi Holding	100,214	996,393
Al Rajhi Bank	267,746	6,514,663
Aldrees Petroleum & Transport Services Co.	27,813	904,271
Arab National Bank	54,119	311,795
Banque Saudi Fransi	235,588	1,082,018
Catrion Catering Holding Co.	2,671	84,381
Dr. Sulaiman Al Habib Medical Services Group Co.	4,087	284,761
MBC Group CJSC†	5,997	69,354
National Medical Care Co.	6,265	274,931
Power & Water Utility Co. for Jubail & Yanbu	110,103	1,185,106
Riyadh Cables Group Co.	18,986	704,238
Saudi Arabian Mining Co.†	26,147	354,592
Saudi Arabian Oil Co.*	159,694	1,064,299
Saudi Awwal Bank	123,971	1,112,823
Saudi Ceramic Co.†	3,598	28,454
Saudi Electricity Co.	317,252	1,196,529
Saudi National Bank	484,010	4,488,474
Saudi Real Estate Co.†	25,416	140,233
Saudi Telecom Co.	159,353	1,777,849
United Electronics Co.	11,818	273,138
Zamil Industrial Investment Co.†	54,158	592,751
		23,919,339
Singapore — 0.5%
Trip.com Group, Ltd.	55,200	3,477,675
South Africa — 3.0%
AVI, Ltd.	158,080	830,288

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Capitec Bank Holdings, Ltd.	19,942	$ 3,821,955
Discovery, Ltd.	35,550	431,127
FirstRand, Ltd.	690,176	2,859,726
Gold Fields, Ltd.	82,154	1,851,909
Gold Fields, Ltd. ADR	12,035	276,805
Growthpoint Properties, Ltd.	139,144	104,382
Harmony Gold Mining Co., Ltd.	24,974	355,184
Life Healthcare Group Holdings, Ltd.	1,546,640	1,230,775
Mr. Price Group, Ltd.	43,898	589,074
MTN Group, Ltd.	156,209	1,085,840
Naspers, Ltd.	13,221	3,796,532
Sanlam, Ltd.	271,361	1,337,301
Sasol, Ltd.†	100,931	455,866
Sasol, Ltd. ADR†	20,550	91,242
Shoprite Holdings, Ltd.	20,162	327,402
Standard Bank Group, Ltd.	113,059	1,466,419
		20,911,827
South Korea — 9.9%
Celltrion, Inc.	5,369	626,520
CJ ENM Co., Ltd.†	6,024	268,519
CJ Logistics Corp.	12,167	709,014
DL E&C Co, Ltd.	21,005	735,335
Dongsung Finetec Co, Ltd.	8,563	161,367
E-MART, Inc.	4,521	299,172
GS Engineering & Construction Corp.	79,534	1,305,679
GS Holdings Corp.	14,715	464,476
Hana Financial Group, Inc.	17,503	922,279
Hanon Systems†	59,551	130,350
Hanwha Aerospace Co., Ltd.	1,413	830,574
Hanwha Corp.	10,035	549,136
HD Hyundai Co., Ltd.	7,263	588,010
HD Hyundai Infracore Co., Ltd.	55,906	382,918
HL Mando Co., Ltd.	27,586	673,805
Hugel, Inc.†	1,594	383,567
Hyosung TNC Corp.	1,953	343,973
Hyundai Engineering & Construction Co., Ltd.	31,755	1,468,413
Hyundai Glovis Co., Ltd.	8,574	704,712
Hyundai Heavy Industries Co., Ltd.	3,328	978,114
Hyundai Marine & Fire Insurance Co, Ltd.†	58,033	1,024,211
Hyundai Mobis Co., Ltd.	2,686	492,540
Hyundai Motor Co.	9,739	1,307,992
Hyundai Steel Co.	138,639	2,833,674
Kakao Corp.	3,262	100,955
Kakaopay Corp.†	7,978	218,864
Kangwon Land, Inc.	30,296	374,171
KB Financial Group, Inc.	37,004	2,797,360
KB Financial Group, Inc. ADR	5,475	409,256
Kia Corp.	51,605	3,343,833
KIWOOM Securities Co., Ltd.	1,863	219,558
Korea Electric Power Corp.	24,511	539,182
Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,852	1,571,833
KT Corp.	7	258
KT Corp. ADR	44,020	828,016
KT&G Corp.	13,795	1,201,826
NAVER Corp.	17,199	2,337,329
Pan Ocean Co., Ltd.	454,605	1,220,781
POSCO Holdings, Inc.	2,421	438,682
Samsung Biologics Co., Ltd.*†	1,550	1,159,382
Samsung C&T Corp.	8,248	895,521
Samsung E&A Co., Ltd.	177,932	2,804,973
Samsung Electronics Co., Ltd.	437,341	17,814,426
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Samsung Electronics Co., Ltd. GDR	1,403	$ 1,411,418
Samsung Securities Co., Ltd.	62,812	2,754,313
Seegene, Inc.	19,314	468,956
Shinhan Financial Group Co., Ltd.	21,937	923,780
SK Hynix, Inc.	38,430	5,696,119
SK Telecom Co., Ltd.	35,445	1,323,054
SK Telecom Co., Ltd. ADR	46,943	964,209
		70,002,405
Taiwan — 17.7%
Accton Technology Corp.	95,000	2,325,558
Advantech Co., Ltd.	145,000	1,638,448
Airtac International Group	32,000	981,951
Arcadyan Technology Corp.	294,000	2,081,133
Ardentec Corp.	30,000	75,886
ASE Technology Holding Co., Ltd.	494,000	2,267,819
Asia Cement Corp.	446,000	617,828
ASMedia Technology, Inc.	2,000	127,860
ASPEED Technology, Inc.	8,000	1,036,653
Asustek Computer, Inc.	20,000	412,899
Bizlink Holding, Inc.	71,000	1,501,508
Cathay Financial Holding Co., Ltd.	200,000	395,343
Chroma ATE, Inc.	263,000	2,910,078
Chunghwa Telecom Co., Ltd.	162,000	697,567
CTBC Financial Holding Co., Ltd.	1,908,000	2,577,584
Delta Electronics, Inc.	144,000	1,773,683
E.Sun Financial Holding Co., Ltd.	2,367,264	2,333,905
Ennoconn Corp.	88,000	881,440
Fubon Financial Holding Co., Ltd.	822,500	2,166,141
Hon Hai Precision Industry Co., Ltd.	840,000	4,304,667
International Games System Co., Ltd.	15,000	416,717
ITEQ Corp.	158,000	459,120
King Slide Works Co., Ltd.	6,000	403,373
King Yuan Electronics Co., Ltd.	312,000	997,108
Kinik Co.	65,000	601,456
Largan Precision Co., Ltd.	1,000	76,495
MediaTek, Inc.	174,000	7,214,140
Phison Electronics Corp.	82,000	1,364,722
Pixart Imaging, Inc.	44,000	320,696
Poya International Co, Ltd.	37,000	615,936
Primax Electronics, Ltd.	840,000	2,173,364
Quanta Computer, Inc.†	74,000	660,861
Realtek Semiconductor Corp.	108,000	1,932,208
Sercomm Corp.	58,000	186,690
Simplo Technology Co., Ltd.	102,000	1,267,200
TA Chen Stainless Pipe	1,401,000	1,648,267
Taishin Financial Holding Co., Ltd.	751,000	427,376
Taiwan High Speed Rail Corp.	111,000	100,957
Taiwan Semiconductor Manufacturing Co., Ltd.	2,096,000	66,649,251
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,660	707,551
Taiwan Surface Mounting Technology Corp.	196,000	709,780
Tong Yang Industry Co., Ltd.	233,000	1,001,438
Tripod Technology Corp.	85,000	600,970
United Integrated Services Co, Ltd.	25,000	460,156
Wistron NeWeb Corp.	558,000	2,266,206
WNC Corp.	83,000	317,906
		124,687,895
Thailand — 1.9%
Advanced Info Service PCL NVDR	503,800	4,389,210
Bangkok Bank PCL NVDR	458,500	1,976,323
Carabao Group PCL NVDR	328,900	588,619
CP ALL PCL NVDR	3,240,200	4,639,080

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
PTT Exploration & Production PCL NVDR	218,200	$ 651,393
Thai Oil PCL NVDR	589,300	534,055
Thai Union Group PCL NVDR	1,280,100	389,947
		13,168,627
Turkey — 0.5%
Arcelik AS†	231,179	621,367
Aselsan Elektronik Sanayi Ve Ticaret AS	88,003	290,845
KOC Holding AS	142,800	516,009
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	437,757	341,373
Migros Ticaret AS	63,530	772,780
Turk Telekomunikasyon AS†	225,395	316,992
Turkiye Garanti Bankasi AS	217,531	587,457
		3,446,823
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	379,549	1,248,285
Abu Dhabi Islamic Bank PJSC	22,079	115,294
Emaar Development PJSC	220,556	804,642
Emaar Properties PJSC	866,263	3,101,377
Emirates Telecommunications Group Co. PJSC	262,744	1,228,953
First Abu Dhabi Bank PJSC	617,155	2,705,199
		9,203,750
United Kingdom — 0.2%
Anglogold Ashanti PLC	24,181	1,035,416
United States — 0.8%
BeOneMedicines, Ltd.†	117,800	2,261,022
BeOneMedicines, Ltd. ADR†	3,703	909,383
Coupang, Inc.†	10,212	286,447
Parade Technologies, Ltd.	42,000	800,150
Southern Copper Corp.	5,700	518,187
Yum China Holdings, Inc.	14,408	628,909
		5,404,098
Total Common Stocks (cost $644,121,637)		696,317,671
RIGHTS — 0.0%
South Korea — 0.0%
Hanwha Aerospace Co, Ltd.† Expires 07/02/2025 (cost $0)	102	9,389
Total Long-Term Investment Securities (cost $644,121,637)		696,327,060
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(3)	13,792,816	13,792,816
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(3)(4)	730,032	730,032
Total Short-Term Investments (cost $14,522,848)		14,522,848
TOTAL INVESTMENTS (cost $658,644,485)(5)	100.8%	710,849,908
Other assets less liabilities	(0.8)	(5,633,325)
NET ASSETS	100.0%	$705,216,583
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $36,105,563 representing 5.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	0	0.00	0.0
Sberbank Of Russia PJSC
	11/12/2020	664,800	2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR
	10/30/2020	51,320	695,308
	11/20/2020	10,696	154,403

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	12/14/2020	2,344	$39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2025.
(4)	At May 31, 2025, the Fund had loaned securities with a total value of $18,781,530. This was secured by collateral of $730,032, which was received in cash and subsequently invested in short-term investments currently valued at $730,032 as reported in the Portfolio of Investments. Additional collateral of $19,159,991 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$3,360
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	21,718
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	1,667
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	9,146
United States Treasury Bills	0.00%	11/28/2025	21
United States Treasury Notes/Bonds	0.00% to 5.00%	06/30/2025 to 11/15/2054	19,124,079
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
155	Long	MSCI Emerging Markets Index	June 2025	$9,014,060	$8,907,075	$(106,985)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	16.4%
Semiconductors	15.1
Internet	13.6
Telecommunications	6.2
Diversified Financial Services	4.8
Computers	3.9
Oil & Gas	3.4
Auto Manufacturers	3.3
Insurance	2.7
Beverages	2.4
Retail	2.3
Mining	2.2
Short-Term Investments	2.1
Engineering & Construction	1.9
Electronics	1.7
Pharmaceuticals	1.7
Electric	1.5
Software	1.5
Real Estate	1.3
Iron/Steel	1.3
Healthcare-Services	0.9
Biotechnology	0.9
Transportation	0.9
Building Materials	0.9

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Industry Allocation*(continued)
Chemicals	0.9%
Home Furnishings	0.8
Food	0.7
Commercial Services	0.5
Agriculture	0.5
Auto Parts & Equipment	0.4
Entertainment	0.4
Holding Companies-Diversified	0.4
Electrical Components & Equipment	0.4
Shipbuilding	0.3
Aerospace/Defense	0.3
Metal Fabricate/Hardware	0.3
Distribution/Wholesale	0.3
Water	0.3
Miscellaneous Manufacturing	0.2
Airlines	0.2
Lodging	0.2
Gas	0.2
Media	0.1
Pipelines	0.1
Leisure Time	0.1
Household Products/Wares	0.1
Machinery-Diversified	0.1
Machinery-Construction & Mining	0.1
100.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Indonesia	$—	$11,215,751	$—	$11,215,751
Qatar	—	5,260,496	—	5,260,496
Russia	—	—	0	0
Saudi Arabia	—	23,919,339	—	23,919,339
Taiwan	707,551	123,980,344	—	124,687,895
United States	4,603,948	800,150	—	5,404,098
Other Countries	525,830,092	—	—	525,830,092
Rights	9,389	—	—	9,389
Short-Term Investments	14,522,848	—	—	14,522,848
Total Investments at Value	$545,673,828	$165,176,080	$0	$710,849,908
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$106,985	$—	$—	$106,985
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Australia — 6.7%
Charter Hall Group	88,424	$ 1,035,655
Goodman Group	296,475	6,291,267
National Storage REIT#	1,498,303	2,231,012
NEXTDC, Ltd.#†	127,023	1,073,434
Scentre Group	2,463,955	5,828,933
		16,460,301
Belgium — 1.1%
Aedifica SA	20,605	1,555,831
Warehouses De Pauw CVA	47,797	1,164,658
		2,720,489
Canada — 2.8%
Canadian Apartment Properties REIT	112,004	3,653,076
Chartwell Retirement Residences(1)	112,300	1,522,864
First Capital Real Estate Investment Trust	131,270	1,697,849
		6,873,789
France — 0.9%
Klepierre SA	59,185	2,315,768
Germany — 2.2%
Vonovia SE	161,959	5,301,732
Guernsey — 0.7%
Shurgard Self Storage, Ltd.	40,430	1,645,739
Hong Kong — 1.9%
Link REIT	390,000	2,071,584
Swire Properties, Ltd.	1,164,101	2,553,537
		4,625,121
Japan — 7.7%
Comforia Residential REIT, Inc.	463	912,196
Japan Hotel REIT Investment Corp.	4,270	2,216,679
Japan Metropolitan Fund Investment Corp.	1,625	1,113,485
KDX Realty Investment Corp.	783	825,471
Mitsubishi Estate Co., Ltd.	236,337	4,337,649
Mitsui Fudosan Co., Ltd.	797,435	7,703,080
Mitsui Fudosan Logistics Park, Inc.	1,912	1,350,007
Star Asia Investment Corp.	1,452	568,106
		19,026,673
Singapore — 2.1%
CapitaLand Ascendas REIT	1,271,600	2,612,708
CapitaLand India Trust(1)	2,436,958	1,861,139
Parkway Life Real Estate Investment Trust	188,000	593,262
		5,067,109
Spain — 2.4%
Cellnex Telecom SA*	42,414	1,623,921
Merlin Properties Socimi SA	353,293	4,372,497
		5,996,418
SupraNational — 0.6%
Unibail-Rodamco-Westfield	16,831	1,594,984
Sweden — 0.4%
Catena AB	20,185	992,938
United Kingdom — 7.1%
Big Yellow Group PLC	98,302	1,319,173
British Land Co. PLC	228,930	1,204,184
Derwent London PLC	76,168	2,024,789
Grainger PLC	465,365	1,395,096
Helios Towers PLC†	553,651	893,662
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Safestore Holdings PLC#	108,605	$ 961,381
Segro PLC	148,560	1,395,131
Shaftesbury Capital PLC	555,462	1,100,898
Tritax Big Box REIT PLC	1,416,450	2,803,517
UNITE Group PLC	390,194	4,526,515
		17,624,346
United States — 62.0%
American Homes 4 Rent, Class A	185,636	7,026,323
American Tower Corp.	16,890	3,625,439
Americold Realty Trust, Inc.	128,430	2,128,085
AvalonBay Communities, Inc.	27,269	5,638,411
Brixmor Property Group, Inc.	113,801	2,891,683
BXP, Inc.	55,626	3,745,299
Cousins Properties, Inc.	54,900	1,541,043
CubeSmart	64,270	2,748,185
Digital Realty Trust, Inc.	60,659	10,404,232
DigitalBridge Group, Inc.	30,356	335,737
Douglas Emmett, Inc.	40,630	578,165
Equinix, Inc.	15,185	13,496,732
Equity LifeStyle Properties, Inc.	72,951	4,637,495
Essential Properties Realty Trust, Inc.	63,200	2,054,000
Essex Property Trust, Inc.	18,298	5,194,802
Extra Space Storage, Inc.	19,009	2,873,210
Federal Realty Investment Trust	21,120	2,016,538
Healthcare Realty Trust, Inc.	93,774	1,359,723
Highwoods Properties, Inc.	54,299	1,612,680
Host Hotels & Resorts, Inc.	60,380	935,286
Iron Mountain, Inc.	33,015	3,258,911
Kimco Realty Corp.	109,922	2,336,942
Lamar Advertising Co., Class A	11,121	1,340,525
Mid-America Apartment Communities, Inc.	32,663	5,116,659
NNN REIT, Inc.	40,137	1,676,121
Phillips Edison & Co., Inc.	53,575	1,899,770
Prologis, Inc.	150,807	16,377,640
Public Storage	11,165	3,443,398
Rexford Industrial Realty, Inc.#	104,410	3,679,408
Ryman Hospitality Properties, Inc.	32,916	3,196,473
SBA Communications Corp.	3,826	887,211
Simon Property Group, Inc.	42,134	6,870,791
Smartstop Self Storage REIT, Inc.	41,256	1,507,494
Sun Communities, Inc.	16,175	1,996,642
Sunstone Hotel Investors, Inc.	67,416	604,047
Ventas, Inc.	128,065	8,232,018
Vornado Realty Trust	44,505	1,676,503
Welltower, Inc.	79,675	12,292,259
Weyerhaeuser Co.	63,360	1,641,658
		152,877,538
Total Long-Term Investment Securities (cost $235,188,770)		243,122,945
SHORT-TERM INVESTMENTS — 0.9%
U.S. Government Agency — 0.9%
Federal Home Loan Bank 4.12%, 06/02/2025	$2,267,000	2,266,206

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(2)(3)	13,884	$ 13,884
Total Short-Term Investments (cost $2,280,625)		2,280,090
TOTAL INVESTMENTS (cost $237,469,395)(4)	99.5%	245,403,035
Other assets less liabilities	0.5	1,159,337
NET ASSETS	100.0%	$246,562,372
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $1,623,921 representing 0.7% of net assets.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of May 31, 2025.
(3)	At May 31, 2025, the Fund had loaned securities with a total value of $4,437,607. This was secured by collateral of $13,884, which was received in cash and subsequently invested in short-term investments currently valued at $13,884 as reported in the Portfolio of Investments. Additional collateral of $4,688,190 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$52,970
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	342,344
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	26,284
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	144,171
United States Treasury Bills	0.00%	11/28/2025	338
United States Treasury Notes/Bonds	0.00% to 4.88%	02/15/2026 to 11/15/2053	4,122,083
(4)	See Note 4 for cost of investments on a tax basis.
CVA—Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Diversified REITS	19.0%
Warehouse/Industrial REITS	13.3
Apartment REITS	13.0
Real Estate	10.6
Health Care REITS	9.7
Shopping Centers REITS	8.8
Storage REITS	7.4
Office Property REITS	4.0
Regional Malls REITS	3.7
Hotel REITS	2.8
Manufactured Homes REITS	2.7
Single Tenant REITS	1.5
Engineering & Construction	1.0
Short-Term Investments	0.9
Healthcare-Services	0.6
Telecommunications	0.5
99.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$243,122,945	$—	$—	$243,122,945
Short-Term Investments:
U.S. Government Agency	—	2,266,206	—	2,266,206
Other Short-Term Investments	13,884	—	—	13,884
Total Investments at Value	$243,136,829	$2,266,206	$—	$245,403,035
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.5%
Australia — 0.5%
Aristocrat Leisure, Ltd.	5,342	$ 214,871
BHP Group, Ltd. (ASX)	9,652	237,979
Brambles, Ltd.	14,236	212,804
Cochlear, Ltd.	1	175
Fortescue, Ltd.#	28,479	282,523
Pro Medicus, Ltd.#	876	159,242
Qantas Airways, Ltd.	12,460	85,217
		1,192,811
Austria — 0.0%
Erste Group Bank AG	662	53,256
Belgium — 0.0%
KBC Group NV	269	26,561
Bermuda — 0.0%
Arch Capital Group, Ltd.	264	25,091
Brazil — 0.8%
AMBEV SA	46,800	114,801
B3 SA - Brasil Bolsa Balcao	14,100	34,390
BB Seguridade Participacoes SA	12,200	80,011
Cia de Saneamento Basico do Estado de Sao Paulo	4,700	96,457
Itausa SA (Preference Shares)	67,959	131,534
JBS SA	12,500	87,682
Petroleo Brasileiro SA	63,500	365,379
Petroleo Brasileiro SA (Preference Shares)	62,200	336,040
Vale SA	60,000	546,551
WEG SA	13,700	101,442
		1,894,287
Canada — 1.1%
Agnico Eagle Mines, Ltd.	1,500	176,817
ARC Resources, Ltd.	8,700	181,817
Barrick Mining Corp.	1,400	26,850
Canadian Imperial Bank of Commerce	400	27,232
CGI, Inc.#	1,200	129,002
Dollarama, Inc.	1,400	180,056
Fairfax Financial Holdings, Ltd.	300	510,456
Great-West Lifeco, Inc.#	4,300	163,214
iA Financial Corp., Inc.	1,400	142,535
Imperial Oil, Ltd.#	400	28,558
Kinross Gold Corp.	21,000	310,023
Loblaw Cos., Ltd.	1,300	219,324
Manulife Financial Corp.	1,300	41,396
Royal Bank of Canada	1,100	139,421
Suncor Energy, Inc.#	3,700	131,543
		2,408,244
China — 2.5%
Agricultural Bank of China, Ltd.	354,000	227,539
Alibaba Group Holding, Ltd.	12,900	187,386
Baidu, Inc., Class A†	12,550	130,684
Bank of China, Ltd.	361,000	209,940
China CITIC Bank Corp., Ltd.	148,000	130,425
China Construction Bank Corp.	1,432,000	1,285,697
China Hongqiao Group, Ltd.#	46,500	83,143
China Life Insurance Co., Ltd.	67,000	136,545
China Merchants Bank Co., Ltd.	4,000	24,945
Contemporary Amperex Technology Co., Ltd., Class A	3,600	125,074
Industrial & Commercial Bank of China, Ltd.	1,083,000	788,656
JD.com, Inc., Class A	11,550	189,871
Kuaishou Technology*†	40,800	277,339
Kweichow Moutai Co., Ltd., Class A	500	105,757
Security Description	Shares or Principal Amount	Value

China (continued)
NetEase, Inc.	28,500	$ 693,136
PetroChina Co., Ltd.	354,000	297,517
PICC Property & Casualty Co., Ltd.	86,000	163,860
Ping An Insurance Group Co. of China, Ltd.#	76,500	450,252
Qifu Technology, Inc. ADR	1,900	78,090
Vipshop Holdings, Ltd. ADR	5,470	75,431
		5,661,287
Denmark — 0.3%
Genmab A/S†	1,040	218,207
Novo Nordisk A/S, Class B	3,483	243,444
Pandora A/S	717	131,051
		592,702
Finland — 0.2%
Nokia Oyj	37,477	194,724
Wartsila OYJ Abp	8,961	179,381
		374,105
France — 1.2%
Air Liquide SA	864	178,940
BNP Paribas SA	1,844	161,514
Bouygues SA	2,833	123,490
Cie de Saint-Gobain SA	2,023	227,037
Cie Generale des Etablissements Michelin SCA	3,809	145,664
Credit Agricole SA	10,576	193,397
Engie SA	31,455	678,060
EssilorLuxottica SA	671	186,434
Hermes International S.C.A.	65	179,197
L'Oreal SA	303	128,121
Orange SA	10,362	154,540
Publicis Groupe SA	245	26,672
Sanofi SA	1,197	118,951
Schneider Electric SE	422	106,062
TotalEnergies SE	1,973	115,731
		2,723,810
Germany — 1.2%
Allianz SE	563	222,909
Bayer AG	4,731	132,872
Beiersdorf AG	145	19,864
Deutsche Bank AG	11,579	320,270
Deutsche Boerse AG	658	211,810
Deutsche Post AG	2,980	133,214
Deutsche Telekom AG	5,854	221,210
GEA Group AG	2,629	175,822
Heidelberg Materials AG	2,547	498,724
MTU Aero Engines AG	78	31,042
Muenchener Rueckversicherungs-Gesellschaft AG	208	134,950
RWE AG	10,293	387,197
Siemens Energy AG†	2,796	271,438
		2,761,322
Greece — 0.0%
OPAP SA	2,979	64,065
Hong Kong — 0.4%
China Resources Land, Ltd.	40,500	132,226
CK Asset Holdings, Ltd.	32,500	134,707
CK Hutchison Holdings, Ltd.	22,000	123,873
CLP Holdings, Ltd.	3,000	25,462
Geely Automobile Holdings, Ltd.	74,000	166,288

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	14,000	$ 150,425
WH Group, Ltd.*	137,000	126,498
		859,479
Hungary — 0.1%
OTP Bank Nyrt	3,146	238,599
India — 0.7%
Cipla, Ltd.	1,374	23,505
Coal India, Ltd.	25,986	120,676
Dr. Reddy's Laboratories, Ltd.	659	9,634
HCL Technologies, Ltd.	7,836	149,394
Hindalco Industries, Ltd.	17,150	126,999
Infosys, Ltd.	6,219	113,508
NTPC, Ltd.	30,946	121,054
Oil & Natural Gas Corp., Ltd.	56,812	158,801
Power Finance Corp., Ltd.	25,562	121,470
Power Grid Corp. of India, Ltd.	81,135	274,669
Shriram Finance, Ltd.	3,542	26,463
Sun Pharmaceutical Industries, Ltd.	1,188	23,252
Tata Consultancy Services, Ltd.	4,573	184,897
Tata Motors, Ltd.	3,418	28,704
Trent, Ltd.	462	30,368
		1,513,394
Indonesia — 0.1%
Astra International Tbk PT	339,000	100,898
Indofood Sukses Makmur Tbk PT	55,200	26,648
United Tractors Tbk PT	26,400	36,290
		163,836
Ireland — 0.5%
Eaton Corp. PLC	400	128,080
Linde PLC	300	140,274
Medtronic PLC	3,000	248,940
PDD Holdings, Inc. ADR†	4,100	395,691
TE Connectivity PLC	701	112,209
Trane Technologies PLC	300	129,081
		1,154,275
Israel — 0.3%
Bank Leumi Le-Israel BM	12,372	199,787
Check Point Software Technologies, Ltd.†	1,513	346,295
Nice, Ltd.†	797	132,850
		678,932
Italy — 1.1%
Banco BPM SpA#	12,498	143,470
Enel SpA	19,638	180,279
Generali	5,412	196,949
Intesa Sanpaolo SpA	31,991	178,352
Leonardo SpA	5,511	339,280
Prysmian SpA	473	30,398
UniCredit SpA	21,395	1,374,009
		2,442,737
Japan — 3.1%
Advantest Corp.	2,400	122,873
Asahi Group Holdings, Ltd.	9,900	131,133
Asahi Kasei Corp.	19,400	136,910
Asics Corp.	8,300	200,903
Bandai Namco Holdings, Inc.	6,600	210,804
Central Japan Railway Co.	8,300	182,329
Chugai Pharmaceutical Co., Ltd.	3,500	184,444
Security Description	Shares or Principal Amount	Value

Japan (continued)
Daifuku Co., Ltd.	5,400	$ 145,156
Daiwa House Industry Co., Ltd.	5,100	172,640
ENEOS Holdings, Inc.	26,200	124,796
Fujikura, Ltd.	3,300	154,067
Fujitsu, Ltd.	6,500	149,880
Hoya Corp.	1,200	142,729
Inpex Corp.	8,900	120,702
Kao Corp.	3,100	142,316
Kirin Holdings Co., Ltd.	8,000	115,195
Komatsu, Ltd.	4,900	150,581
Konami Group Corp.	1,700	232,207
Marubeni Corp.	8,100	165,777
Mitsubishi Electric Corp.	12,600	254,285
Mitsubishi Heavy Industries, Ltd.	1,600	37,272
MS&AD Insurance Group Holdings, Inc.	6,400	153,712
NEC Corp.	20,500	539,230
Nippon Steel Corp.	6,600	133,381
Nitto Denko Corp.	12,500	229,812
Nomura Holdings, Inc.	25,600	158,035
Olympus Corp.	3,000	38,674
Otsuka Holdings Co., Ltd.	3,400	173,668
Panasonic Holdings Corp.	14,500	168,081
Recruit Holdings Co., Ltd.	11,900	718,573
Shin-Etsu Chemical Co., Ltd.	4,500	145,137
Shionogi & Co., Ltd.	8,400	140,569
Sompo Holdings, Inc.	6,400	195,120
Subaru Corp.	7,000	130,324
Sumitomo Corp.	6,800	174,944
Sysmex Corp.	7,100	120,023
TDK Corp.	2,400	26,686
Tokyo Electron, Ltd.	200	31,968
Tokyo Gas Co., Ltd.	4,700	158,251
Toray Industries, Inc.	23,100	160,229
Toyota Tsusho Corp.	6,600	140,811
		7,014,227
Luxembourg — 0.1%
Spotify Technology SA†	288	191,560
Tenaris SA	6,795	113,956
		305,516
Malaysia — 0.1%
Malayan Banking Bhd	17,300	39,750
Tenaga Nasional Bhd	47,600	156,560
		196,310
Mexico — 0.1%
Grupo Mexico SAB de CV, Class B	26,200	144,778
Netherlands — 0.6%
AerCap Holdings NV	1,450	167,808
EXOR NV	1,709	164,553
Koninklijke Ahold Delhaize NV	14,459	610,402
Koninklijke KPN NV	36,296	170,536
Wolters Kluwer NV	834	148,011
		1,261,310
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,119	46,217
Norway — 0.1%
Equinor ASA	13,256	311,031
Kongsberg Gruppen ASA	180	31,706
		342,737

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland — 0.1%
Orlen SA	9,303	$ 182,777
Qatar — 0.0%
Qatar National Bank Q.P.S.C.	5,542	25,743
Russia — 0.0%
MMC Norilsk Nickel PJSC†(1)(2)	56,300	0
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.*	17,824	118,790
Saudi Telecom Co.	12,113	135,141
		253,931
Singapore — 0.2%
Singapore Exchange, Ltd.	14,800	160,881
Singapore Technologies Engineering, Ltd.	26,700	161,887
Yangzijiang Shipbuilding Holdings, Ltd.	42,600	70,023
		392,791
South Africa — 0.2%
FirstRand, Ltd.	6,248	25,889
Gold Fields, Ltd.	14,761	332,741
Harmony Gold Mining Co., Ltd.	9,504	135,167
		493,797
South Korea — 1.7%
Hana Financial Group, Inc.	5,452	287,280
Hyundai Mobis Co., Ltd.	1,196	219,314
KB Financial Group, Inc.	2,491	188,310
Kia Corp.	4,010	259,835
Korea Shipbuilding & Offshore Engineering Co., Ltd.	652	149,567
Samsung Electronics Co., Ltd.	17,991	732,836
Samsung Electronics Co., Ltd. (Preference Shares)	13,511	451,444
Shinhan Financial Group Co., Ltd.	5,800	244,242
SK Hynix, Inc.	8,623	1,278,107
SK Square Co., Ltd.†	1,474	122,646
		3,933,581
Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	3,080	202,312
Aena SME SA*	869	233,849
Banco Bilbao Vizcaya Argentaria SA	13,293	199,386
CaixaBank SA	22,924	194,906
Endesa SA	5,157	157,396
Iberdrola SA #	10,822	197,588
Industria de Diseno Textil SA	10,652	577,165
Repsol SA	10,973	147,705
		1,910,307
Sweden — 0.2%
Atlas Copco AB, Class B	1,631	23,231
Investor AB, Class B	841	24,755
Telefonaktiebolaget LM Ericsson, Class B	16,759	142,436
Volvo AB, Class B	6,371	176,704
		367,126
Switzerland — 1.8%
ABB, Ltd.	3,153	178,300
Bunge Global SA	1,485	116,053
Coca-Cola HBC AG	3,465	180,300
Garmin, Ltd.	743	150,807
Geberit AG	218	162,374
Givaudan SA	5	25,079
Holcim AG	1,706	188,676
Novartis AG	8,388	958,352
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Roche Holding AG	4,751	$ 1,532,674
Roche Holding AG (BR)	418	142,211
Schindler Holding AG (Participation Certificate)	578	205,355
Sonova Holding AG	83	25,979
Zurich Insurance Group AG	281	197,075
		4,063,235
Taiwan — 2.0%
ASE Technology Holding Co., Ltd.	28,000	128,540
Asustek Computer, Inc.	1,000	20,645
Cathay Financial Holding Co., Ltd.	15,000	29,651
Evergreen Marine Corp. Taiwan, Ltd.	17,000	137,713
Fubon Financial Holding Co., Ltd.	10,000	26,336
Hon Hai Precision Industry Co., Ltd.	152,000	778,940
MediaTek, Inc.	21,000	870,672
Novatek Microelectronics Corp.	6,000	102,328
Taiwan Semiconductor Manufacturing Co., Ltd.	74,000	2,353,075
United Microelectronics Corp.	18,000	27,737
		4,475,637
Thailand — 0.1%
Advanced Info Service PCL	16,400	144,878
Turkey — 0.0%
Turk Hava Yollari AO†	9,103	63,431
Turkcell Iletisim Hizmetleri AS	17,751	42,936
		106,367
United Arab Emirates — 0.3%
Aldar Properties PJSC	61,701	139,596
Emaar Development PJSC	15,358	56,030
Emaar Properties PJSC	109,592	392,359
Emirates NBD Bank PJSC	24,165	147,371
		735,356
United Kingdom — 2.7%
3i Group PLC	16,139	885,451
Anglogold Ashanti PLC	5,351	229,127
Associated British Foods PLC	832	23,350
Auto Trader Group PLC*	2,523	26,991
BAE Systems PLC	1,064	27,259
Barclays PLC	62,992	277,957
BT Group PLC#	121,566	293,924
Centrica PLC	109,550	233,728
Compass Group PLC	3,993	140,148
GSK PLC	7,276	147,736
HSBC Holdings PLC	15,337	180,441
Imperial Brands PLC	9,978	377,772
InterContinental Hotels Group PLC	240	27,466
Marks & Spencer Group PLC	32,144	162,150
NatWest Group PLC	120,797	853,817
Next PLC	1,640	284,272
RELX PLC	1,751	94,227
Rolls-Royce Holdings PLC	21,115	246,428
Royalty Pharma PLC, Class A	5,136	168,872
Sage Group PLC	8,207	134,793
SSE PLC	1,113	26,408
Standard Chartered PLC	15,261	238,107
Tesco PLC	5,148	26,912
Unilever PLC	12,915	819,066
Vodafone Group PLC	134,231	139,042
		6,065,444

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States — 34.2%
A.O. Smith Corp.	2	$ 129
Abbott Laboratories	5,173	691,009
AbbVie, Inc.	10,016	1,864,078
Adobe, Inc.†	3,606	1,496,815
Aflac, Inc.	1,304	135,016
Akamai Technologies, Inc.†	302	22,931
Albertsons Cos., Inc., Class A	5,630	125,155
Alphabet, Inc., Class A	11,724	2,013,480
Alphabet, Inc., Class C	13,619	2,354,044
Altria Group, Inc.	22,794	1,381,544
Amazon.com, Inc.†	12,679	2,599,322
American Express Co.	783	230,241
Ameriprise Financial, Inc.	517	263,277
Amgen, Inc.	2,865	825,636
Amphenol Corp., Class A	411	36,961
Apple, Inc.	21,719	4,362,261
Applied Materials, Inc.	762	119,443
AppLovin Corp., Class A†	3,433	1,349,169
Arista Networks, Inc.†	328	28,418
AT&T, Inc.	7,738	215,116
Automatic Data Processing, Inc.	456	148,442
AutoZone, Inc.†	44	164,254
AvalonBay Communities, Inc.	725	149,908
Bank of New York Mellon Corp.	11,329	1,003,863
Berkshire Hathaway, Inc., Class B†	239	120,446
Best Buy Co., Inc.	1,683	111,549
Booking Holdings, Inc.	307	1,694,311
Boston Scientific Corp.†	1,371	144,311
Bristol-Myers Squibb Co.	12,206	589,306
Broadcom, Inc.	4,582	1,109,165
Broadridge Financial Solutions, Inc.	658	159,782
Builders FirstSource, Inc.†	187	20,136
Cardinal Health, Inc.	684	105,637
Carlisle Cos., Inc.	355	134,964
Caterpillar, Inc.	442	153,829
Cboe Global Markets, Inc.	217	49,719
Cencora, Inc.	617	179,695
Centene Corp.†	2,116	119,427
CF Industries Holdings, Inc.	2,611	236,844
Cintas Corp.	5,347	1,211,095
Cisco Systems, Inc.	2,043	128,791
Cognizant Technology Solutions Corp., Class A	2,147	173,886
Colgate-Palmolive Co.	11,519	1,070,576
Comcast Corp., Class A	3,700	127,909
Corpay, Inc.†	515	167,432
Deckers Outdoor Corp.†	2,241	236,470
Devon Energy Corp.	2,941	88,995
Dick's Sporting Goods, Inc.	668	119,799
DocuSign, Inc.†	3,747	332,022
Domino's Pizza, Inc.	325	153,991
Eastman Chemical Co.	500	39,185
eBay, Inc.	1,303	95,340
Electronic Arts, Inc.	181	26,024
EMCOR Group, Inc.	280	132,121
Entergy Corp.	1,718	143,075
EOG Resources, Inc.	2,765	300,196
Equinix, Inc.	163	144,878
Equity LifeStyle Properties, Inc.	1,741	110,675
Erie Indemnity Co., Class A	56	20,077
Expedia Group, Inc.	437	72,870
F5, Inc.†	376	107,303
FactSet Research Systems, Inc.	267	122,355
Security Description	Shares or Principal Amount	Value

United States (continued)
Fair Isaac Corp.†	380	$ 655,986
Fastenal Co.	6,354	262,674
FedEx Corp.	527	114,939
Fortinet, Inc.†	1,765	179,642
Fox Corp., Class A	3,855	211,794
Gaming & Leisure Properties, Inc.	2,586	120,766
Gartner, Inc.†	54	23,567
Gen Digital, Inc.	5,716	162,792
General Electric Co.	846	208,040
General Motors Co.	18,628	924,135
Gilead Sciences, Inc.	15,738	1,732,439
GoDaddy, Inc., Class A†	1,047	190,711
Goldman Sachs Group, Inc.	260	156,117
Hartford Insurance Group, Inc.	956	124,127
HCA Healthcare, Inc.	1,151	438,980
Hewlett Packard Enterprise Co.	7,293	126,023
Home Depot, Inc.	363	133,689
Howmet Aerospace, Inc.	1,162	197,412
Hubbell, Inc.	184	71,683
IDEXX Laboratories, Inc.†	248	127,313
Illinois Tool Works, Inc.	572	140,186
International Business Machines Corp.	669	173,311
Intuit, Inc.	207	155,968
Intuitive Surgical, Inc.†	262	144,713
Johnson & Johnson	791	122,771
Kellanova	1,021	84,365
Kimberly-Clark Corp.	909	130,678
KLA Corp.	212	160,459
Kroger Co.	11,568	789,285
Lam Research Corp.	1,490	120,377
Leidos Holdings, Inc.	956	141,985
Lennox International, Inc.	532	300,287
LKQ Corp.(2)	3	121
Lockheed Martin Corp.	222	107,088
Lowe's Cos., Inc.	606	136,792
LPL Financial Holdings, Inc.	254	98,339
Lululemon Athletica, Inc.†	405	128,251
Manhattan Associates, Inc.†	153	28,883
Marsh & McLennan Cos., Inc.	716	167,301
Masco Corp.	3,861	241,004
Mastercard, Inc., Class A	2,599	1,521,974
MercadoLibre, Inc.†	79	202,500
Merck & Co., Inc.	1,202	92,362
Meta Platforms, Inc., Class A	5,636	3,649,254
Mettler-Toledo International, Inc.†	351	405,587
Micron Technology, Inc.	5,685	537,005
Microsoft Corp.	11,533	5,309,332
Mid-America Apartment Communities, Inc.	929	145,528
Molina Healthcare, Inc.†	404	123,236
Molson Coors Beverage Co., Class B	2,313	123,954
Monster Beverage Corp.†	2,221	142,033
Moody's Corp.	2,445	1,171,937
Morgan Stanley	1,072	137,248
Motorola Solutions, Inc.	58	24,092
NetApp, Inc.	1,054	104,515
Netflix, Inc.†	272	328,367
Neurocrine Biosciences, Inc.†	229	28,172
New Fortress Energy, Inc.	8,697	21,656
Northern Trust Corp.	1,247	133,105
NRG Energy, Inc.	3,323	518,056
NVIDIA Corp.	47,153	6,371,785
NVR, Inc.†	3	21,348
Old Dominion Freight Line, Inc.	807	129,257

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Oracle Corp.	983	$ 162,716
O'Reilly Automotive, Inc.†	109	149,057
Ovintiv, Inc.	3,027	108,427
Packaging Corp. of America	346	66,837
Palantir Technologies, Inc., Class A†	3,972	523,430
Parker-Hannifin Corp.	44	29,247
Paychex, Inc.	1,080	170,543
PepsiCo, Inc.	840	110,418
PPG Industries, Inc.	890	98,612
Procter & Gamble Co.	827	140,499
Progressive Corp.	666	189,763
Public Storage	648	199,850
PulteGroup, Inc.	237	23,233
QUALCOMM, Inc.	5,985	869,022
Quest Diagnostics, Inc.	147	25,481
Reliance, Inc.	501	146,703
ResMed, Inc.	579	141,733
Rollins, Inc.	3,322	190,184
Ross Stores, Inc.	175	24,516
Royal Caribbean Cruises, Ltd.	675	173,455
RPM International, Inc.	1,353	154,026
RTX Corp.	316	43,128
SEI Investments Co.	1,907	162,591
ServiceNow, Inc.†	180	181,996
Sherwin-Williams Co.	939	336,923
Simon Property Group, Inc.	1,893	308,691
Snap-on, Inc.	487	156,205
Solventum Corp.†	1,378	100,718
Southern Co.	446	40,140
State Street Corp.	4,534	436,533
Stryker Corp.	432	165,300
Synchrony Financial	6,743	388,734
T. Rowe Price Group, Inc.	3,708	347,032
Targa Resources Corp.	1,354	213,837
Tesla, Inc.†	2,711	939,253
Texas Pacific Land Corp.	171	190,499
TJX Cos., Inc.	1,540	195,426
T-Mobile US, Inc.	461	111,654
Uber Technologies, Inc.†	1,756	147,785
Union Pacific Corp.	579	128,341
United Therapeutics Corp.†	576	183,658
Universal Health Services, Inc., Class B	933	177,597
Veeva Systems, Inc., Class A†	601	168,100
VeriSign, Inc.	1,239	337,590
Verisk Analytics, Inc.	562	176,547
Verizon Communications, Inc.	3,787	166,476
Vertiv Holdings Co., Class A	334	36,049
Viatris, Inc.	3,234	28,427
VICI Properties, Inc.	17,222	546,110
Visa, Inc., Class A	4,140	1,511,887
Vistra Corp.	3,301	530,042
Walmart, Inc.	14,738	1,454,935
Waters Corp.†	440	153,666
Welltower, Inc.	973	150,114
Williams-Sonoma, Inc.	2,126	343,902
WP Carey, Inc.	394	24,727
WW Grainger, Inc.	170	184,885
Security Description	Shares or Principal Amount	Value

United States (continued)
Yum! Brands, Inc.	1,014	$ 145,955
Zoom Communications, Inc.†	4,314	350,512
		77,375,711
Total Common Stocks (cost $106,056,561)		134,666,569
CORPORATE BONDS & NOTES — 19.6%
Argentina — 0.4%
YPF SA
6.95%, 07/21/2027*	$ 320,000	318,636
8.25%, 01/17/2034*	370,000	364,645
9.00%, 02/12/2026(3)	223,846	226,246
		909,527
Australia — 0.2%
Mineral Resources, Ltd.
8.13%, 05/01/2027*	120,000	120,092
9.25%, 10/01/2028*	255,000	260,174
		380,266
Bermuda — 0.3%
Aircastle, Ltd.
5.25%, 06/15/2026*(4)	470,000	466,720
Geopark, Ltd.
8.75%, 01/31/2030*	310,000	246,016
		712,736
Canada — 1.3%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	198,046	191,839
Bank of Nova Scotia
4.90%, 06/04/2025(4)	595,000	594,616
Baytex Energy Corp.
8.50%, 04/30/2030*	460,000	445,718
ERO Copper Corp.
6.50%, 02/15/2030*	355,000	348,146
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	340,000	337,669
8.00%, 03/01/2033*	200,000	198,469
Taseko Mines, Ltd.
8.25%, 05/01/2030*	435,000	446,932
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	432,548
		2,995,937
Cayman Islands — 1.1%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	415,000	406,350
5.31%, 10/20/2031*	415,000	403,723
Vale Overseas, Ltd.
6.40%, 06/28/2054	270,000	258,115
Weibo Corp.
3.38%, 07/08/2030#	1,603,000	1,483,333
		2,551,521
Colombia — 0.2%
Ecopetrol SA
7.75%, 02/01/2032	320,000	310,246
8.88%, 01/13/2033	200,000	204,128
		514,374

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
France — 0.4%
Societe Generale SA
7.13%, 01/19/2055*		$ 605,000	$ 599,425
7.37%, 01/10/2053*		230,000	235,411
			834,836
Israel — 0.2%
Energean Israel Finance, Ltd.
8.50%, 09/30/2033*		410,000	417,488
Luxembourg — 0.6%
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*		715,000	681,473
CSN Resources SA
8.88%, 12/05/2030*		400,000	391,166
Raizen Fuels Finance SA
5.70%, 01/17/2035*		220,000	203,736
			1,276,375
Mexico — 1.4%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(4)		400,000	390,612
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25%, 01/31/2041*		198,850	196,215
Grupo Aeromexico SAB de CV
8.25%, 11/15/2029*		200,000	188,700
Petroleos Mexicanos
5.35%, 02/12/2028		2,257,000	2,121,384
Trust Fibra Uno
7.70%, 01/23/2032*		200,000	204,427
			3,101,338
Netherlands — 0.4%
Braskem Netherlands Finance BV
8.00%, 10/15/2034*		250,000	223,050
8.50%, 01/12/2031*		410,000	393,543
Yinson Boronia Production BV
8.95%, 07/31/2042*		376,648	392,098
			1,008,691
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030		1,480,879	1,305,913
Peru — 0.1%
Petroleos del Peru SA
5.63%, 06/19/2047*		310,000	188,011
Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*		850,000	912,513
United Kingdom — 0.4%
Anglian Water Osprey Financing PLC
2.00%, 07/31/2028	GBP	270,000	318,020
4.00%, 03/08/2026	GBP	479,000	634,523
			952,543
United States — 11.6%
Affinity Interactive
6.88%, 12/15/2027*		760,000	564,908
Air Lease Corp.
5.20%, 07/15/2031		220,000	222,580
Allegiant Travel Co.
7.25%, 08/15/2027*#		430,000	424,674
Security Description	Shares or Principal Amount	Value

United States (continued)
Antares Holdings LP
2.75%, 01/15/2027*	$ 1,547,000	$ 1,471,172
Ares Capital Corp.
2.88%, 06/15/2028	980,000	915,020
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C
7.88%, 02/03/2030*	270,000	270,192
Axon Enterprise, Inc.
6.25%, 03/15/2033*	140,000	142,041
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	596,698
Blackstone Secured Lending Fund
2.85%, 09/30/2028	983,000	907,515
Blue Owl Capital Corp
2.63%, 01/15/2027	1,095,000	1,046,851
Blue Owl Finance LLC
3.13%, 06/10/2031	1,027,000	896,433
Blue Owl Technology Finance Corp
4.75%, 12/15/2025*#	1,270,000	1,264,628
Boeing Co.
5.81%, 05/01/2050	870,000	814,694
Boost Newco Borrower LLC
7.50%, 01/15/2031*	290,000	306,837
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	250,000	223,938
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	200,000	176,605
Charles Schwab Corp.
4.00%, 06/01/2026(4)	855,000	844,951
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	320,000	280,806
Citadel Finance LLC
5.90%, 02/10/2030*	1,000,000	995,233
Citizens Financial Group, Inc.
5.65%, 10/06/2025(4)	505,000	503,802
Credit Acceptance Corp.
9.25%, 12/15/2028*	383,000	405,271
DISH Network Corp.
11.75%, 11/15/2027*	830,000	856,320
Enact Holdings, Inc.
6.25%, 05/28/2029	900,000	924,054
Enova International, Inc.
9.13%, 08/01/2029*	220,000	226,009
Ford Motor Credit Co. LLC
5.30%, 09/06/2029	330,000	319,264
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	180,000	177,781
9.25%, 02/01/2029*	460,000	474,269
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	155,000	157,272
Golub Capital BDC, Inc.
2.50%, 08/24/2026#	934,000	903,842
Golub Capital Private Credit Fund
5.88%, 05/01/2030*	380,000	376,726
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	464,911
Liberty Interactive LLC
8.25%, 02/01/2030	449,000	74,085
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	660,510

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
MasTec, Inc.
4.50%, 08/15/2028*	$ 303,000	$ 297,477
Mativ Holdings, Inc.
8.00%, 10/01/2029*#	230,000	196,220
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	538,650	539,886
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030*	300,000	305,291
11.88%, 04/15/2031*	100,000	103,789
Nexstar Media, Inc.
4.75%, 11/01/2028*#	260,000	250,143
NFE Financial Holding LLC
12.00%, 11/15/2029*	1,362,400	584,509
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	90,000	87,973
NMI Holdings, Inc.
6.00%, 08/15/2029	400,000	405,970
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030*	120,000	114,730
Plains All American Pipeline LP/PAA Finance Corp.
5.70%, 09/15/2034	400,000	396,966
PNC Financial Services Group, Inc.
5.00%, 11/01/2026#(4)	180,000	178,692
Regal Rexnord Corp.
6.30%, 02/15/2030	110,000	114,048
6.40%, 04/15/2033	110,000	113,826
Ryan Specialty LLC
4.38%, 02/01/2030*	600,000	570,630
5.88%, 08/01/2032*	200,000	198,748
Saks Global Enterprises LLC
11.00%, 12/15/2029*	430,000	192,425
Synchrony Bank
5.63%, 08/23/2027	380,000	385,131
Synchrony Financial
4.88%, 06/13/2025	310,000	310,046
Talos Production, Inc.
9.00%, 02/01/2029*	75,000	74,489
Tyson Foods, Inc.
5.70%, 03/15/2034	320,000	326,149
US Bancorp
3.70%, 01/15/2027(4)	390,000	371,687
Venture Global LNG, Inc.
9.00%, 09/30/2029*(4)	290,000	273,519
Vistra Corp.
7.00%, 12/15/2026*(4)	220,000	223,163
8.00%, 10/15/2026*(4)	185,000	189,868
World Acceptance Corp.
7.00%, 11/01/2026*	490,000	487,931
		26,183,198
Total Corporate Bonds & Notes (cost $46,275,507)		44,245,267
CONVERTIBLE BONDS & NOTES — 0.2%
United States — 0.2%
Global Payments, Inc.
1.50%, 03/01/2031 (cost $347,163)	365,000	319,558
Security Description	Shares or Principal Amount	Value
LOANS(5)(6)(7) — 0.5%
Cayman Islands — 0.1%
AS Mileage Plan IP, Ltd. BTL-B FRS
8.57%, (SOFR+2.00%), 10/15/2031	$ 139,300	$ 139,517
FNZ Group Services LLC BTL-B FRS
9.29%, (SOFR+5.00%), 11/05/2031	170,000	129,094
		268,611
United States — 0.4%
Sabre GLBL, Inc. BTL-B FRS
9.42%, (SOFR+5.00%), 06/30/2028	970,392	950,176
Total Loans (cost $1,217,422)		1,218,787
ASSET BACKED SECURITIES — 2.3%
Cayman Islands — 1.3%
Ares LXV CLO, Ltd. FRS
Series 2022-65A, Class C 6.73%, (TSFR3M+2.45%), 07/25/2034*	420,000	421,021
BlueMountain CLO XXVIII, Ltd. FRS
Series 2021-28A, Class D 7.42%, (TSFR3M+3.16%), 04/15/2034*	250,000	248,642
Dryden 60 CLO, Ltd. FRS
Series 2018-60A, Class D 7.52%, (TSFR3M+3.26%), 07/15/2031*	840,000	838,857
Magnetite XII, Ltd. FRS
Series 2015-12A, Class DR 7.52%, (TSFR3M+3.26%), 10/15/2031*	800,000	801,048
Neuberger Berman Loan Advisers CLO 34, Ltd. FRS
Series 2019-34A, Class CR 6.37%, (TSFR3M+2.10%), 01/20/2035*	490,000	489,995
		2,799,563
Jersey — 0.3%
GoldenTree Loan Management US, Ltd. FRS
Series 2024-20A, Class C 6.47%, (TSFR3M+2.20%), 07/20/2037*	730,000	733,505
United States — 0.7%
Cogent Ipv4 LLC
Series 2025-1A, Class A2 6.65%, 04/25/2055*	470,000	477,070
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A, Class B 6.51%, 05/20/2055*	800,000	812,500
Subway Funding LLC
5.91%, 07/30/2054*	383,075	374,513
		1,664,083
Total Asset Backed Securities (cost $5,186,282)		5,197,151
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
United States — 3.1%
BX Commercial Mtg. Trust FRS
Series 2021-VOLT, Class D 6.09%, (TSFR1M+1.76%), 09/15/2036*	260,000	258,375
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 6.12%, (SOFR30A+1.80%), 01/25/2044*	710,000	715,772
Series 2020-SBT1, Class 2M2 8.09%, (SOFR30A+3.76%), 02/25/2040*	345,264	359,075

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2023-HQA2, Class M1B 7.67%, (SOFR30A+3.35%), 06/25/2043*		$ 1,180,000	$ 1,231,259
Series 2022-HQA3, Class M1B 7.87%, (SOFR30A+3.55%), 08/25/2042*		820,000	859,675
Series 2022-DNA4, Class M2 9.57%, (SOFR30A+5.25%), 05/25/2042*		780,000	836,391
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R07, Class 2M2 7.57%, (SOFR30A+3.25%), 09/25/2043*		330,000	343,906
Series 2023-R02, Class 1M2 7.67%, (SOFR30A+3.35%), 01/25/2043*		1,080,000	1,127,250
Series 2022-R06, Class 1M2 8.17%, (SOFR30A+3.85%), 05/25/2042*		860,000	898,383
Series 2023-R03, Class 2M2 8.22%, (SOFR30A+3.90%), 04/25/2043*		420,000	446,437
Total Collateralized Mortgage Obligations (cost $7,113,270)			7,076,523
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.7%
United States — 0.7%
Government National Mtg. Assoc.
6.00%, 02/20/2055 to 03/20/2055 (cost $1,665,505)		1,638,873	1,656,104
FOREIGN GOVERNMENT OBLIGATIONS — 5.4%
Argentina — 0.4%
Republic of Argentina
0.75%, 07/09/2030(3)		1,025,200	802,732
Brazil — 0.4%
Federative Republic of Brazil
10.00%, 01/01/2027	BRL	5,240,000	903,942
Egypt — 0.2%
Arab Republic of Egypt
7.63%, 05/29/2032*		260,000	234,229
9.45%, 02/04/2033*		200,000	193,580
			427,809
Mexico — 2.1%
United Mexican States
7.50%, 05/26/2033	MXN	52,300,000	2,435,795
8.00%, 07/31/2053	MXN	22,100,000	923,071
8.50%, 03/01/2029	MXN	28,600,000	1,466,922
			4,825,788
Panama — 0.7%
Republic of Panama
3.87%, 07/23/2060		1,340,000	714,957
4.50%, 01/19/2063		1,415,000	850,910
			1,565,867
United Kingdom — 1.4%
United Kingdom Gilt Treasury
3.75%, 10/22/2053	GBP	3,190,000	3,275,668
Security Description		Shares or Principal Amount	Value

Uruguay — 0.2%
Republic of Uruguay
8.50%, 03/15/2028	UYU	11,840,000	$ 277,595
9.75%, 07/20/2033	UYU	2,610,000	63,954
			341,549
Total Foreign Government Obligations (cost $12,629,561)			12,143,355
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)		100	0
Total Long-Term Investment Securities (cost $180,491,271)			206,523,314
SHORT-TERM INVESTMENTS — 8.7%
Sovereign — 2.6%
Canadian Treasury Bill 2.55%, 11/19/2025	CAD	4,670,000	3,361,270
Egypt Treasury Bills 25.67%, 06/10/2025	EGP	32,875,000	656,694
Egypt Treasury Bills 25.81%, 06/17/2025	EGP	59,850,000	1,189,288
Egypt Treasury Bills 26.33%, 06/17/2025	EGP	35,450,000	704,432
			5,911,684
Unaffiliated Investment Companies — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(8)		11,185,046	11,185,046
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(8)(9)		2,549,423	2,549,423
			13,734,469
Total Short-Term Investments (cost $19,561,357)			19,646,153
TOTAL INVESTMENTS (cost $200,052,628)(10)		100.0%	226,169,467
Other assets less liabilities		(0.0)	(106,598)
NET ASSETS		100.0%	$226,062,869
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $37,137,890 representing 16.4% of net assets.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
LKQ Corp.	07/23/2024	3	$136	$121	$40.47	0.0%
MMC Norilsk Nickel PJSC
	01/30/2020	2,800	9,349
	04/24/2020	45,700	123,804
	12/11/2020	7,800	25,736
		56,300	158,889	0	0.00	0.0
				$121		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of May 31, 2025.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	The rate shown is the 7-day yield as of May 31, 2025.
(9)	At May 31, 2025, the Fund had loaned securities with a total value of $4,881,476. This was secured by collateral of $2,549,423, which was received in cash and subsequently invested in short-term investments currently valued at $2,549,423 as reported in the Portfolio of Investments. Additional collateral of $2,490,600 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
United States Treasury Bills	0.00%	06/24/2025 to 11/28/2025	$8,993
United States Treasury Notes/Bonds	0.13% to 5.00%	06/30/2025 to 02/15/2055	2,481,607
(10)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
BRL—Brazilian Real
CAD—Canadian Dollar
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
UYU—Uruguayan Peso
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
JPMorgan Chase Bank, N.A.	Republic of Panama	1.56	490,000	USD	490,000	1.000%	Quarterly	Dec 2028	$(9,610)	$656	$(8,954)
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
26	Long	U.S. Treasury 10 Year Notes	September 2025	$2,870,403	$2,879,500	$ 9,097
49	Long	U.S. Treasury Ultra 10 Year Notes	September 2025	5,495,536	5,514,797	19,261
70	Long	U.S. Treasury Ultra Bonds	September 2025	8,001,467	8,124,375	122,908
3	Short	S&P 500 E-Mini Index	June 2025	888,321	887,400	921
						$152,187
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	MXN	95,000,000	USD	4,785,025	07/29/2025	$ —	$ (79,590)
	USD	1,410,135	CAD	1,940,000	07/28/2025	7,475	—
	USD	6,326,557	JPY	911,000,000	06/13/2025	11,515	—
	USD	2,505,899	KRW	3,420,000,000	08/14/2025	—	(14,909)
						18,990	(94,499)
HSBC Bank PLC	GBP	3,150,000	USD	4,116,527	06/12/2025	—	(127,796)
	USD	198,575	GBP	150,000	06/12/2025	3,535	—
	USD	60,503	MXN	1,200,000	07/29/2025	945	—
						4,480	(127,796)
JPMorgan Chase Bank, N.A.	EUR	1,440,000	USD	1,633,584	08/05/2025	—	(8,232)
	USD	1,648,217	EUR	1,440,000	08/05/2025	—	(6,402)
						—	(14,634)
Unrealized Appreciation (Depreciation)						$23,470	$(236,929)
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
USD—United States Dollar
Industry Allocation*
Short-Term Investments	8.7%
Internet	7.2
Semiconductors	6.7
Banks	6.7
Software	5.9
Diversified Financial Services	5.4
Foreign Government Obligations	5.4
Investment Companies	4.0
Oil & Gas	3.7
Collateralized Mortgage Obligations	3.1
Computers	2.9
Pharmaceuticals	2.8
Electric	2.5
Insurance	2.4
Other Asset Backed Securities	2.3
Retail	2.3
Commercial Services	2.1
Biotechnology	1.5
Telecommunications	1.5
Mining	1.3
Auto Manufacturers	1.2
Chemicals	1.2
Cosmetics/Personal Care	1.2

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Industry Allocation*(continued)
Airlines	1.1%
Healthcare-Products	1.1
Food	1.0
Aerospace/Defense	0.9
Iron/Steel	0.9
REITS	0.9
Electronics	0.8
Agriculture	0.8
Media	0.8
Building Materials	0.8
Pipelines	0.8
U.S. Government & Agency Obligations	0.7
Private Equity	0.6
Engineering & Construction	0.5
Leisure Time	0.5
Real Estate	0.5
Distribution/Wholesale	0.5
Transportation	0.5
Entertainment	0.4
Water	0.4
Beverages	0.4
Machinery-Construction & Mining	0.4
Healthcare-Services	0.4
Machinery-Diversified	0.3
Apparel	0.3
Auto Parts & Equipment	0.3
Miscellaneous Manufacturing	0.3
Hand/Machine Tools	0.2
Oil & Gas Services	0.1
Electrical Components & Equipment	0.1
Shipbuilding	0.1
Gas	0.1
Home Builders	0.1
Toys/Games/Hobbies	0.1
Home Furnishings	0.1
Food Service	0.1
Household Products/Wares	0.1
100.0%
*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Denmark	$—	$592,702	$—	$592,702
Indonesia	—	163,836	—	163,836
Israel	346,295	332,637	—	678,932
Qatar	—	25,743	—	25,743
Russia	—	—	0	0
Saudi Arabia	—	253,931	—	253,931
Taiwan	—	4,475,637	—	4,475,637
Other Countries	128,475,788	—	—	128,475,788
Corporate Bonds & Notes	—	44,245,267	—	44,245,267
Convertible Bonds & Notes	—	319,558	—	319,558
Loans	—	1,218,787	—	1,218,787
Asset Backed Securities	—	5,197,151	—	5,197,151
Collateralized Mortgage Obligations	—	7,076,523	—	7,076,523
U.S. Government & Agency Obligations	—	1,656,104	—	1,656,104
Foreign Government Obligations	—	12,143,355	—	12,143,355
Warrants	—	—	0	0
Short-Term Investments:
Sovereign	—	5,911,684	—	5,911,684
Other Short-Term Investments	13,734,469	—	—	13,734,469
Total Investments at Value	$142,556,552	$83,612,915	$0	$226,169,467
Other Financial Instruments:†
Swaps	$—	$656	$—	$656
Futures Contracts	152,187	—	—	152,187
Forward Foreign Currency Contracts	—	23,470	—	23,470
Total Other Financial Instruments	$152,187	$24,126	$—	$176,313
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$236,929	$—	$236,929
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 4.8%
Airlines — 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 447,522	$ 420,677
3.35%, 04/15/2031	203,114	189,676
		610,353
Banks — 1.4%
BPCE SA
5.13%, 01/18/2028*	1,000,000	1,012,506
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	212,320
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	961,018
		2,185,844
Electric — 1.9%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	972,440
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	972,482
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	1,000,000	1,010,120
		2,955,042
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	169,104
Telecommunications — 1.0%
AT&T, Inc.
1.65%, 02/01/2028	580,000	539,781
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	1,014,881
		1,554,662
Total Corporate Bonds & Notes (cost $7,629,629)		7,475,005
ASSET BACKED SECURITIES — 5.5%
Auto Loan Receivables — 1.9%
Exeter Select Automobile Receivables Trust
Series 2025-1, Class A3 4.69%, 04/15/2030	910,000	910,787
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class A3 4.75%, 01/16/2029*	1,000,000	1,001,156
Honda Auto Receivables Owner Trust
Series 2025-2, Class A3 4.15%, 10/15/2029	425,000	424,470
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	615,000	614,862
		2,951,275
Other Asset Backed Securities — 3.6%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	562,969
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	999,770	960,399
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	279,578
Series 2025-SFR1, Class A 3.66%, 06/17/2042*	1,065,000	999,228
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Aqua Finance Issuer Trust
Series 2025-A, Class A 5.25%, 12/19/2050*	$ 1,459,650	$ 1,455,933
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,230,898	1,183,274
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	260,892	257,827
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	36,638	36,432
		5,735,640
Total Asset Backed Securities (cost $8,798,823)		8,686,915
COLLATERALIZED MORTGAGE OBLIGATIONS — 24.9%
Commercial and Residential — 3.8%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	445,734
BANK VRS
Series 2022-BNK41, Class A4 3.79%, 04/15/2065(1)	500,000	464,320
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	44,841	44,147
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,122,216
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.55%, 09/10/2035*(1)	398,000	391,630
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,059,098
IRV Trust VRS
Series 2025-200P, Class A 5.29%, 03/14/2047*(1)	750,000	744,415
PRPM LLC
Series 2025-RPL2, Class A1 3.75%, 04/25/2055*	792,023	761,483
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	865,514
		5,898,557
U.S. Government Agency — 21.1%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	575,852
Series K145, Class A2 2.58%, 05/25/2032	430,000	380,416
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,866,772
Series K146, Class A2 2.92%, 06/25/2032	705,000	636,699
Series K149, Class A2 3.53%, 08/25/2032	2,000,000	1,873,867

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	$ 1,070,000	$ 1,012,766
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,564,697
Series 4594, Class GN 2.50%, 02/15/2045	271,041	250,590
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,672,104
Series 4150, Class IG 3.00%, 01/15/2033(2)	659,875	34,496
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	918,479
Series 4365, Class HZ 3.00%, 01/15/2040	352,587	328,456
Series 4057, Class WY 3.50%, 06/15/2027	273,326	270,466
Series 3927, Class AY 4.50%, 09/15/2026	28,326	28,248
Series 3786, Class PB 4.50%, 07/15/2040	121,374	121,204
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 2.05%, (6.39-SOFR30A), 05/15/2042(2)(3)	125,292	14,179
Federal Home Loan Mtg. Corp. SCRT
Series 2024-2, Class MT 3.50%, 05/25/2064	422,207	362,871
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	218,647	198,293
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,114,190	1,079,158
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	27,788	26,487
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	177,019
Series 2020-12, Class JC 2.00%, 03/25/2050	616,935	511,539
Series 2013-23, Class KJ 2.25%, 05/25/2042	468,627	433,949
Series 2012-93, Class ME 2.50%, 01/25/2042	398,914	376,278
Series 2013-73, Class TD 2.50%, 09/25/2042	155,980	148,453
Series 2019-M22, Class A2 2.52%, 08/25/2029	307,887	287,235
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	865,969
Series 2012-87, Class CZ 3.00%, 08/25/2042	1,788,573	1,627,367
Series 2016-30, Class PA 3.00%, 04/25/2045	251,781	237,559
Series 2016-25, Class LA 3.00%, 07/25/2045	192,679	181,106
Series 2016-33, Class JA 3.00%, 07/25/2045	182,588	172,067
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,718,465
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-38, Class NA 3.00%, 01/25/2046	$ 355,457	$ 329,071
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	762,771
Series 2010-117, Class DY 4.50%, 10/25/2025	1,079	1,076
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	234,694
Series 2007-116, Class PB 5.50%, 08/25/2035	17,702	18,338
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(1)	1,000,000	840,298
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	54,370	9,316
Government National Mtg. Assoc. REMIC
Series 2022-94, Class AO Zero Coupon, 05/20/2052(4)	1,747,058	1,228,199
Series 2022-119, Class AZ 3.50%, 07/20/2052	1,670,555	1,409,778
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	378,697
Series 2022-120, Class LN 4.00%, 07/20/2052	1,431,540	1,227,839
Series 2004-18, Class Z 4.50%, 03/16/2034	71,155	70,785
Series 2008-6, Class GL 4.50%, 02/20/2038	312,119	308,711
Series 2024-159, Class PA 4.50%, 10/20/2054	3,923,980	3,793,636
Series 2005-21, Class Z 5.00%, 03/20/2035	143,062	143,322
Seasoned Credit Risk Transfer Trust Series
Series 2025-1, Class MAU 3.25%, 11/25/2064	1,375,103	1,241,507
Series 2025-1, Class MTU 3.25%, 11/25/2064	1,415,861	1,211,960
		33,163,104
Total Collateralized Mortgage Obligations (cost $41,555,403)		39,061,661
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 61.8%
U.S. Government — 34.9%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,212,328
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,391,914
2.88%, 08/15/2045	1,000,000	731,055
3.00%, 02/15/2048	750,000	544,717
3.13%, 02/15/2043	2,000,000	1,576,328
3.25%, 05/15/2042	500,000	405,586
3.75%, 08/15/2041 to 11/15/2043	9,500,000	8,228,536
3.88%, 08/15/2040	1,500,000	1,352,988
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	842,734
0.75%, 04/30/2026	4,000,000	3,878,250
1.25%, 06/30/2028	3,500,000	3,235,996
1.88%, 02/15/2032	4,500,000	3,902,695
3.13%, 08/15/2025	1,500,000	1,496,104
3.50%, 04/30/2030	4,000,000	3,915,312
3.63%, 03/31/2030	2,000,000	1,969,766
4.00%, 04/30/2032 to 02/15/2034	4,000,000	3,934,453

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.13%, 10/31/2027 to 02/29/2032	$11,000,000	$ 11,045,429
4.63%, 05/31/2031 to 02/15/2035	4,000,000	4,084,727
		54,748,918
U.S. Government Agency — 26.9%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	430,756
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,352,293	1,067,273
3.20%, 04/01/2034	591,815	532,665
3.50%, 06/01/2033	316,356	309,157
3.70%, 05/01/2037	3,000,000	2,698,944
4.00%, 05/01/2052 to 08/01/2052	3,878,261	3,579,856
4.50%, 09/01/2039 to 06/01/2041	764,411	748,253
5.00%, 10/01/2034 to 10/01/2052	607,248	600,462
5.50%, 12/01/2036 to 06/01/2054	3,762,974	3,739,547
6.00%, 11/01/2033 to 02/01/2055	2,010,960	2,040,805
6.50%, 02/01/2032	6,039	6,239
8.00%, 08/01/2030	43	45
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	552,602
2.04%, 06/01/2037	239,452	182,785
2.14%, 10/01/2029	988,562	906,430
2.31%, 05/01/2037	945,731	747,109
2.50%, 01/01/2052	1,955,820	1,620,954
2.53%, 04/01/2034	2,500,000	2,109,051
2.55%, 09/01/2034	700,000	593,003
3.00%, 03/01/2043 to 03/01/2052	3,921,482	3,403,473
3.30%, 02/01/2030	2,676,142	2,532,776
3.43%, 05/01/2032	2,000,000	1,861,327
3.54%, 06/01/2032	1,000,000	928,073
3.69%, 05/01/2030	1,353,980	1,316,076
4.00%, 09/01/2040 to 03/01/2043	1,874,066	1,790,676
4.33%, 10/01/2037	1,000,000	942,725
5.00%, 12/01/2036	3,245	3,199
5.50%, 12/01/2033	5,426	5,430
6.50%, 07/01/2032	1,374	1,437
7.00%, 09/01/2031	1,718	1,794
Government National Mtg. Assoc.
2.50%, 03/20/2051 to 08/20/2053	1,850,706	1,554,925
3.50%, 09/15/2048 to 09/20/2051	3,977,902	3,567,313
4.00%, 04/20/2053	1,545,006	1,400,001
4.50%, 03/15/2038 to 08/15/2040	267,012	258,121
5.00%, 09/15/2035 to 05/15/2036	22,083	21,854
6.00%, 01/15/2032	2,370	2,445
7.50%, 01/15/2031	1,811	1,854
		42,059,435
Total U.S. Government & Agency Obligations (cost $105,932,665)		96,808,353
Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	$ 275,000	$ 248,629
Total Long-Term Investment Securities (cost $164,191,520)		152,280,563
REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 05/30/2025, to be repurchased 06/02/2025 in the amount of $3,489,925 and collateralized by $3,506,300 of United States Treasury Notes bearing interest at 4.13% due 01/31/2027 and having an approximate value of $3,559,329 (cost $3,489,529)	3,489,529	3,489,529
TOTAL INVESTMENTS (cost $167,681,049)(5)	99.4%	155,770,092
Other assets less liabilities	0.6	979,708
NET ASSETS	100.0%	$156,749,800
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $12,143,835 representing 7.7% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2025.
(4)	Principal Only
(5)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,475,005	$—	$7,475,005
Asset Backed Securities	—	8,686,915	—	8,686,915
Collateralized Mortgage Obligations	—	39,061,661	—	39,061,661
U.S. Government & Agency Obligations	—	96,808,353	—	96,808,353
Municipal Securities	—	248,629	—	248,629
Repurchase Agreements	—	3,489,529	—	3,489,529
Total Investments at Value	$—	$155,770,092	$—	$155,770,092
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.0%
Trade Desk, Inc., Class A†	6,538	$ 491,788
Aerospace/Defense — 1.6%
Boeing Co.†	1,805	374,213
General Electric Co.	3,354	824,782
HEICO Corp.	648	194,167
HEICO Corp., Class A	1,194	281,593
Howmet Aerospace, Inc.	363	61,670
Loar Holdings, Inc.†	468	40,740
Lockheed Martin Corp.	993	479,003
Spirit AeroSystems Holdings, Inc., Class A†	330	12,335
Standardaero, Inc.†	495	14,518
TransDigm Group, Inc.	17,598	25,841,431
		28,124,452
Airlines — 0.0%
American Airlines Group, Inc.†	87	993
Apparel — 0.1%
Crocs, Inc.†	151	15,402
Deckers Outdoor Corp.†	2,230	235,309
NIKE, Inc., Class B	10,747	651,161
Skechers USA, Inc., Class A†	241	14,952
		916,824
Auto Manufacturers — 3.9%
Ferrari NV	44,430	21,271,307
Tesla, Inc.†	131,115	45,426,103
		66,697,410
Banks — 0.1%
Goldman Sachs Group, Inc.	1,173	704,328
Morgan Stanley	995	127,390
NU Holdings, Ltd., Class A†	47,717	573,081
Popular, Inc.	120	12,424
		1,417,223
Beverages — 0.3%
Celsius Holdings, Inc.†	2,589	98,071
Coca-Cola Co.	32,415	2,337,122
Monster Beverage Corp.†	8,125	519,594
PepsiCo, Inc.	15,803	2,077,304
		5,032,091
Biotechnology — 0.2%
Alnylam Pharmaceuticals, Inc.†	1,640	499,478
Amgen, Inc.	6,103	1,758,762
Apellis Pharmaceuticals, Inc.†	1,575	26,665
Exelixis, Inc.†	3,441	148,101
Incyte Corp.†	195	12,687
Ionis Pharmaceuticals, Inc.†	2,139	71,678
Regeneron Pharmaceuticals, Inc.	129	63,246
Sarepta Therapeutics, Inc.†	1,346	50,610
Ultragenyx Pharmaceutical, Inc.†	1,306	44,443
Vertex Pharmaceuticals, Inc.†	1,875	828,844
Viking Therapeutics, Inc.#†	1,563	41,888
		3,546,402
Building Materials — 1.3%
AAON, Inc.	991	95,424
Armstrong World Industries, Inc.	215	33,460
AZEK Co., Inc.†	1,459	72,235
Builders FirstSource, Inc.†	152	16,367
Eagle Materials, Inc.	370	74,818
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Lennox International, Inc.	471	$ 265,856
Louisiana-Pacific Corp.	642	57,825
Martin Marietta Materials, Inc.	50	27,377
Simpson Manufacturing Co., Inc.	75	11,678
Trane Technologies PLC	51,196	22,028,103
Trex Co., Inc.†	1,571	87,772
Vulcan Materials Co.	502	133,065
		22,903,980
Chemicals — 0.7%
Celanese Corp.	409	21,607
Ecolab, Inc.	3,141	834,312
RPM International, Inc.	422	48,041
Sherwin-Williams Co.	31,769	11,399,035
		12,302,995
Commercial Services — 1.3%
Automatic Data Processing, Inc.	5,573	1,814,179
Avis Budget Group, Inc.#†	123	14,980
Block, Inc.†	3,447	212,852
Booz Allen Hamilton Holding Corp.	1,854	196,987
Bright Horizons Family Solutions, Inc.†	127	16,408
Cintas Corp.	4,772	1,080,858
Corpay, Inc.†	992	322,509
Equifax, Inc.	363	95,901
Grand Canyon Education, Inc.†	136	26,907
H&R Block, Inc.	391	22,267
Moody's Corp.	2,299	1,101,957
Morningstar, Inc.	392	120,901
Paylocity Holding Corp.†	638	121,794
Quanta Services, Inc.	654	224,034
Rollins, Inc.	4,109	235,240
S&P Global, Inc.	30,135	15,455,036
Shift4 Payments, Inc., Class A#†	901	85,406
Toast, Inc., Class A†	6,806	287,077
TransUnion	163	13,958
U-Haul Holding Co. (Non-Voting)	638	36,392
United Rentals, Inc.	233	165,053
Valvoline, Inc.†	1,879	64,995
Verisk Analytics, Inc.	2,072	650,898
WillScot Holdings Corp.	774	20,859
		22,387,448
Computers — 7.1%
Apple, Inc.	583,717	117,239,559
Crowdstrike Holdings, Inc., Class A†	3,354	1,580,975
Dell Technologies, Inc., Class C	639	71,102
EPAM Systems, Inc.†	73	12,738
Fortinet, Inc.†	7,456	758,872
Gartner, Inc.†	1,108	483,553
Globant SA#†	465	45,612
HP, Inc.	3,336	83,066
KBR, Inc.	217	11,325
NetApp, Inc.	1,337	132,577
Okta, Inc.†	1,064	109,773
Pure Storage, Inc., Class A†	3,936	210,930
Super Micro Computer, Inc.†	7,285	291,546
Zscaler, Inc.†	1,370	377,709
		121,409,337
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	6,575	611,081
e.l.f. Beauty, Inc.†	790	88,867

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care (continued)
Estee Lauder Cos., Inc., Class A	1,224	$ 81,935
Procter & Gamble Co.	7,669	1,302,886
		2,084,769
Distribution/Wholesale — 1.1%
Copart, Inc.†	326,288	16,797,306
Core & Main, Inc., Class A†	1,834	100,522
Fastenal Co.	14,192	586,697
Pool Corp.#	548	164,723
SiteOne Landscape Supply, Inc.†	242	28,268
WW Grainger, Inc.	556	604,684
		18,282,200
Diversified Financial Services — 4.5%
Ally Financial, Inc.	548	19,180
American Express Co.	3,014	886,267
Ameriprise Financial, Inc.	1,285	654,373
Apollo Global Management, Inc.	5,716	747,024
Ares Management Corp., Class A	2,709	448,339
Blue Owl Capital, Inc.	7,707	143,967
Charles Schwab Corp.	2,437	215,285
Coinbase Global, Inc., Class A†	2,503	617,290
Credit Acceptance Corp.#†	72	34,366
Houlihan Lokey, Inc.	73	12,752
Jefferies Financial Group, Inc.	724	35,186
Lazard, Inc.	1,506	65,360
LPL Financial Holdings, Inc.	1,158	448,331
Mastercard, Inc., Class A	11,887	6,961,027
SoFi Technologies, Inc.#†	2,482	33,011
TPG, Inc.	310	14,920
Tradeweb Markets, Inc., Class A	674	97,359
Visa, Inc., Class A	181,487	66,277,238
XP, Inc., Class A	721	13,959
		77,725,234
Electric — 0.1%
Constellation Energy Corp.	736	225,326
NRG Energy, Inc.	1,213	189,107
Vistra Corp.	4,909	788,238
		1,202,671
Electrical Components & Equipment — 0.0%
Generac Holdings, Inc.†	418	51,051
Universal Display Corp.	346	49,599
		100,650
Electronics — 0.1%
Amphenol Corp., Class A	9,987	898,131
Honeywell International, Inc.	1,486	336,832
Ingram Micro Holding Corp.	37	708
Jabil, Inc.	129	21,673
		1,257,344
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,937	80,172
Engineering & Construction — 0.0%
Comfort Systems USA, Inc.	517	247,245
EMCOR Group, Inc.	264	124,571
TopBuild Corp.†	39	11,033
		382,849
Entertainment — 0.1%
Churchill Downs, Inc.	1,024	97,761
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
DraftKings, Inc., Class A†	6,658	$ 238,889
Light & Wonder, Inc.†	1,302	117,336
Live Nation Entertainment, Inc.†	2,322	318,555
TKO Group Holdings, Inc.#	159	25,092
Vail Resorts, Inc.	463	74,159
		871,792
Environmental Control — 0.1%
Tetra Tech, Inc.	842	29,419
Veralto Corp.	1,634	165,083
Waste Management, Inc.	5,873	1,415,217
		1,609,719
Food — 0.0%
Hershey Co.	298	47,886
Lamb Weston Holdings, Inc.	671	37,428
Performance Food Group Co.†	321	28,749
Sysco Corp.	4,489	327,697
		441,760
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	226	43,751
Healthcare-Products — 3.8%
10X Genomics, Inc., Class A†	1,387	13,218
Align Technology, Inc.†	646	116,887
Boston Scientific Corp.†	165,008	17,368,742
Bruker Corp.	1,018	37,361
Danaher Corp.	84,753	16,094,595
Edwards Lifesciences Corp.†	1,644	128,594
Exact Sciences Corp.†	1,059	59,600
GE HealthCare Technologies, Inc.	629	44,370
IDEXX Laboratories, Inc.†	1,195	613,465
Inspire Medical Systems, Inc.†	431	59,564
Insulet Corp.†	1,027	333,806
Intuitive Surgical, Inc.†	52,765	29,144,220
Masimo Corp.†	332	53,950
Natera, Inc.†	1,684	265,617
Penumbra, Inc.†	542	144,698
Repligen Corp.†	117	13,814
ResMed, Inc.	584	142,957
Stryker Corp.	1,581	604,954
Waters Corp.†	529	184,748
West Pharmaceutical Services, Inc.	648	136,631
		65,561,791
Healthcare-Services — 0.1%
Chemed Corp.	22	12,647
Cigna Group	360	113,990
DaVita, Inc.†	693	94,428
Elevance Health, Inc.	547	209,961
HCA Healthcare, Inc.	667	254,387
IQVIA Holdings, Inc.†	300	42,099
Medpace Holdings, Inc.†	374	110,293
Molina Healthcare, Inc.†	526	160,451
UnitedHealth Group, Inc.	920	277,757
		1,276,013
Home Furnishings — 0.0%
SharkNinja, Inc.†	193	17,742
Somnigroup International, Inc.	2,712	176,443
		194,185
Household Products/Wares — 0.0%
Avery Dennison Corp.	444	78,912

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household Products/Wares (continued)
Clorox Co.	1,825	$ 240,681
Kimberly-Clark Corp.	2,003	287,951
		607,544
Insurance — 0.2%
Allstate Corp.	603	126,552
Arthur J. Gallagher & Co.	249	86,513
Brown & Brown, Inc.	1,545	174,430
Everest Group, Ltd.	102	35,413
Kinsale Capital Group, Inc.	324	152,925
Markel Group, Inc.†	44	85,435
Marsh & McLennan Cos., Inc.	994	232,258
Progressive Corp.	7,168	2,042,378
Ryan Specialty Holdings, Inc.	1,504	107,641
		3,043,545
Internet — 24.8%
Airbnb, Inc., Class A†	6,200	799,800
Alphabet, Inc., Class A	304,470	52,289,678
Alphabet, Inc., Class C	67,792	11,717,847
Amazon.com, Inc.†	758,150	155,428,332
Booking Holdings, Inc.	452	2,494,556
CDW Corp.	994	179,278
Coupang, Inc.†	17,031	477,720
DoorDash, Inc., Class A†	4,478	934,335
Etsy, Inc.†	1,069	59,169
Expedia Group, Inc.	1,799	299,983
GoDaddy, Inc., Class A†	2,056	374,500
Lyft, Inc., Class A†	3,765	57,379
Meta Platforms, Inc., Class A	164,962	106,811,245
Netflix, Inc.†	47,690	57,572,799
Palo Alto Networks, Inc.†	9,454	1,819,139
Pinterest, Inc., Class A†	8,691	270,377
Roku, Inc.†	279	20,216
Shopify, Inc., Class A†	44,016	4,719,396
Spotify Technology SA†	42,623	28,350,262
TripAdvisor, Inc.†	55	783
Trump Media & Technology Group Corp.†	743	15,848
Uber Technologies, Inc.†	29,628	2,493,492
VeriSign, Inc.	80	21,798
		427,207,932
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.#†	2,317	13,508
Leisure Time — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	6,450	113,843
Planet Fitness, Inc., Class A†	675	69,410
Royal Caribbean Cruises, Ltd.	1,210	310,934
YETI Holdings, Inc.†	399	12,193
		506,380
Lodging — 0.7%
Choice Hotels International, Inc.	341	43,198
Hilton Worldwide Holdings, Inc.	47,508	11,802,887
Hyatt Hotels Corp., Class A#	103	13,599
Las Vegas Sands Corp.	5,123	210,863
Wyndham Hotels & Resorts, Inc.	136	11,258
Wynn Resorts, Ltd.#	141	12,766
		12,094,571
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	273	34,289
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
Caterpillar, Inc.	1,008	$ 350,814
Vertiv Holdings Co., Class A	5,146	555,408
		940,511
Machinery-Diversified — 0.0%
Cognex Corp.	35	1,049
Rockwell Automation, Inc.	153	48,279
		49,328
Media — 0.9%
Charter Communications, Inc., Class A#†	38,643	15,313,062
FactSet Research Systems, Inc.	198	90,735
Liberty Broadband Corp., Class A†	9	836
Liberty Broadband Corp., Class C†	397	37,239
Liberty Media Corp.-Liberty Formula One, Class A†	145	12,777
Liberty Media Corp.-Liberty Formula One, Class C†	1,098	105,990
Nexstar Media Group, Inc.	169	28,801
		15,589,440
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.	391	42,994
Mining — 0.0%
Southern Copper Corp.	1,304	118,547
Miscellaneous Manufacturing — 0.1%
3M Co.	1,488	220,745
Axon Enterprise, Inc.†	1,050	787,878
Carlisle Cos., Inc.	90	34,216
Illinois Tool Works, Inc.	1,615	395,804
		1,438,643
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	161	46,653
Oil & Gas — 0.0%
Civitas Resources, Inc.	391	10,702
EQT Corp.	537	29,605
Hess Corp.	2,658	351,361
Permian Resources Corp.	2,049	25,838
Texas Pacific Land Corp.	276	307,472
Viper Energy, Inc.	547	21,710
Weatherford International PLC	1,061	46,260
		792,948
Pharmaceuticals — 3.2%
AbbVie, Inc.	11,134	2,072,149
Cardinal Health, Inc.	2,128	328,648
Cencora, Inc.	2,507	730,139
Dexcom, Inc.†	5,713	490,175
Eli Lilly & Co.	64,249	47,394,560
McKesson Corp.	806	579,925
Merck & Co., Inc.	36,964	2,840,314
Neurocrine Biosciences, Inc.†	1,466	180,347
Zoetis, Inc.	5,407	911,783
		55,528,040
Pipelines — 0.1%
Antero Midstream Corp.	1,904	35,757
Cheniere Energy, Inc.	1,679	397,906
New Fortress Energy, Inc.	2,085	5,192
Targa Resources Corp.	3,168	500,322
		939,177

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 1.5%
Blackstone, Inc.	10,570	$ 1,466,693
KKR & Co., Inc.	192,817	23,419,553
		24,886,246
Real Estate — 0.2%
CoStar Group, Inc.†	38,481	2,830,662
Jones Lang LaSalle, Inc.†	215	47,881
		2,878,543
REITS — 0.1%
American Tower Corp.	6,805	1,460,693
Equinix, Inc.	77	68,439
Iron Mountain, Inc.	2,445	241,346
Lamar Advertising Co., Class A	323	38,935
Public Storage	354	109,177
Simon Property Group, Inc.	1,218	198,619
		2,117,209
Retail — 1.1%
AutoZone, Inc.†	223	832,468
Burlington Stores, Inc.†	932	212,748
CarMax, Inc.†	177	11,409
Carvana Co.†	557	182,228
Casey's General Stores, Inc.	94	41,149
Cava Group, Inc.†	1,109	90,128
Chipotle Mexican Grill, Inc.†	19,850	994,088
Costco Wholesale Corp.	6,463	6,722,683
Darden Restaurants, Inc.	910	194,931
Dick's Sporting Goods, Inc.	75	13,451
Domino's Pizza, Inc.	178	84,340
Dutch Bros, Inc., Class A†	635	45,847
Ferguson Enterprises, Inc.	197	35,921
Five Below, Inc.†	636	74,139
Floor & Decor Holdings, Inc., Class A†	563	40,361
Freshpet, Inc.†	218	17,475
Home Depot, Inc.	11,538	4,249,330
Lululemon Athletica, Inc.†	1,671	529,156
McDonald's Corp.	678	212,790
Murphy USA, Inc.	269	114,807
O'Reilly Automotive, Inc.†	775	1,059,812
RH†	63	11,410
Ross Stores, Inc.	1,106	154,940
Starbucks Corp.	12,880	1,081,276
Texas Roadhouse, Inc.	980	191,306
TJX Cos., Inc.	9,810	1,244,889
Tractor Supply Co.	7,851	379,988
Ulta Beauty, Inc.†	589	277,690
Wendy's Co.#	1,248	14,227
Williams-Sonoma, Inc.	1,061	171,627
Wingstop, Inc.	431	147,273
Yum! Brands, Inc.	1,591	229,009
		19,662,896
Semiconductors — 19.1%
Advanced Micro Devices, Inc.†	15,518	1,718,308
Applied Materials, Inc.	10,879	1,705,283
ASML Holding NV	13,961	10,286,046
Astera Labs, Inc.†	42	3,810
Broadcom, Inc.	390,072	94,424,729
Entegris, Inc.	2,214	152,190
KLA Corp.	1,938	1,466,834
Lam Research Corp.	18,737	1,513,762
Lattice Semiconductor Corp.†	1,734	77,926
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Marvell Technology, Inc.	1,008	$ 60,672
MKS, Inc.	16	1,315
Monolithic Power Systems, Inc.	691	457,373
NVIDIA Corp.	1,463,611	197,777,754
Onto Innovation, Inc.†	185	17,009
QUALCOMM, Inc.	15,263	2,216,188
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	83,088	16,062,572
Teradyne, Inc.	2,092	164,431
Texas Instruments, Inc.	1,620	296,217
		328,402,419
Software — 19.1%
Adobe, Inc.†	6,345	2,633,746
Appfolio, Inc., Class A†	333	70,320
AppLovin Corp., Class A†	78,711	30,933,423
Atlassian Corp., Class A†	2,366	491,253
Autodesk, Inc.†	3,127	925,967
Bentley Systems, Inc., Class B	2,060	98,324
BILL Holdings, Inc.†	369	16,118
Broadridge Financial Solutions, Inc.	1,572	381,729
Cadence Design Systems, Inc.†	123,444	35,437,069
Cloudflare, Inc., Class A†	4,478	742,855
Confluent, Inc., Class A†	3,640	83,829
Datadog, Inc., Class A†	4,450	524,566
Dayforce, Inc.#†	235	13,884
DocuSign, Inc.†	2,947	261,134
DoubleVerify Holdings, Inc.†	1,184	16,268
Doximity, Inc., Class A†	204	10,626
Dropbox, Inc., Class A†	997	28,773
Duolingo, Inc., Class A†	553	287,344
Dynatrace, Inc.†	4,385	236,834
Elastic NV†	1,280	103,514
Fair Isaac Corp.†	7,938	13,703,211
Fiserv, Inc.†	2,638	429,440
Five9, Inc.†	1,090	28,896
Gitlab, Inc., Class A†	1,856	84,467
Guidewire Software, Inc.†	548	117,831
HubSpot, Inc.†	709	418,239
Intuit, Inc.	51,192	38,571,636
Manhattan Associates, Inc.†	891	168,203
Microsoft Corp.	395,654	182,143,275
MicroStrategy, Inc., Class A†	214	78,979
MongoDB, Inc.†	1,053	198,838
MSCI, Inc.	647	364,921
nCino, Inc.†	759	19,962
Nutanix, Inc., Class A†	1,045	80,141
Oracle Corp.	23,300	3,856,849
Palantir Technologies, Inc., Class A†	30,008	3,954,454
Paychex, Inc.	1,698	268,131
Paycom Software, Inc.	472	122,290
Pegasystems, Inc.	655	64,288
Procore Technologies, Inc.†	1,573	105,658
PTC, Inc.†	1,057	177,914
RingCentral, Inc., Class A†	1,174	30,442
ROBLOX Corp., Class A†	7,723	671,747
Salesforce, Inc.	11,423	3,031,322
SentinelOne, Inc., Class A†	670	11,799
ServiceNow, Inc.†	2,993	3,026,192
Snowflake, Inc., Class A†	4,524	930,451
Synopsys, Inc.†	2,243	1,040,707
Teradata Corp.†	1,404	30,832
Twilio, Inc., Class A†	445	52,376
Tyler Technologies, Inc.†	530	305,805

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
UiPath, Inc., Class A†	5,388	$ 71,714
Unity Software, Inc.#†	2,002	52,212
Veeva Systems, Inc., Class A†	2,160	604,152
Workday, Inc., Class A†	3,067	759,727
		328,874,677
Telecommunications — 0.1%
Arista Networks, Inc.†	14,959	1,296,048
Iridium Communications, Inc.	11	279
Motorola Solutions, Inc.	1,154	479,348
Ubiquiti, Inc.	37	14,626
		1,790,301
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	1,787	119,211
Transportation — 0.1%
Expeditors International of Washington, Inc.	334	37,652
Old Dominion Freight Line, Inc.	4,006	641,641
Saia, Inc.†	227	60,021
Union Pacific Corp.	4,244	940,725
XPO, Inc.†	1,681	191,348
		1,871,387
Total Common Stocks (cost $1,128,051,869)		1,685,908,493
CONVERTIBLE PREFERRED STOCKS — 1.8%
Internet — 0.6%
ByteDance, Ltd. Series E-1†(1)(2)	47,885	11,111,235
Software — 1.2%
Databricks, Inc. Series D †(1)(2)	163,280	15,519,764
Databricks, Inc. Series J†(1)(2)	48,194	4,580,840
		20,100,604
Total Convertible Preferred Stocks (cost $24,808,305)		31,211,839
Total Long-Term Investment Securities (cost $1,152,860,174)		1,717,120,332
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class 4.22%(3)	929,203	929,203
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(3)	2,897,028	2,897,028
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(3)(4)	100,151	100,151
Total Short-Term Investments (cost $3,926,382)		3,926,382
TOTAL INVESTMENTS (cost $1,156,786,556)(5)	100.0%	1,721,046,714
Other assets less liabilities	(0.0)	(570,969)
NET ASSETS	100.0%	$1,720,475,745
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd. Series E-1	12/10/2020	47,885	$5,246,960	$11,111,235	$232.04	0.6%
Databricks, Inc. Series D	03/27/2025	163,280	15,103,400	15,519,764	95.05	0.9
Databricks, Inc. Series J	01/21/2025	48,194	4,457,945	4,580,840	95.05	0.3
				$31,211,839		1.8%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2025.
(4)	At May 31, 2025, the Fund had loaned securities with a total value of $3,540,788. This was secured by collateral of $100,151, which was received in cash and subsequently invested in short-term investments currently valued at $100,151 as reported in the Portfolio of Investments. Additional collateral of $3,520,608 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$5,406
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	34,938
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	2,682
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	14,713
United States Treasury Bills	0.00%	11/28/2025	34
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	3,462,835
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	E-Mini Russell 1000 Index	June 2025	$1,394,637	$1,408,925	$14,288
						Unrealized (Depreciation)
6	Long	S&P 500 E-Mini Index	June 2025	$1,796,905	$1,774,800	$(22,105)
		Net Unrealized Appreciation (Depreciation)				$(7,817)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,685,908,493	$—	$—	$1,685,908,493
Convertible Preferred Stocks	—	—	31,211,839	31,211,839
Short-Term Investments	3,926,382	—	—	3,926,382
Total Investments at Value	$1,689,834,875	$—	$31,211,839	$1,721,046,714
Other Financial Instruments:†
Futures Contracts	$14,288	$—	$—	$14,288
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$22,105	$—	$—	$22,105
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Convertible Preferred Securities
Balance as of May 31, 2024	$8,322,413
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	3,328,081
Change in unrealized depreciation(1)	—
Net purchases	19,561,345
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of May 31, 2025	$31,211,839
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2025 includes:
Convertible Preferred Securities
$3,328,081
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2025.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Convertible Preferred Securities	$20,100,604	Market Approach	Series J Capital Raise Price*	$92.50
			2025 Current Year Revenue Multiple*	17.0x
	$11,111,235	Market Approach	Last Twelve Months Revenue Multiple*	1.50x
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Financial Statements

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 88.4%
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029*#	$ 1,050,000	$ 928,253
7.88%, 04/01/2030*	975,000	987,812
9.00%, 09/15/2028*	2,690,000	2,817,339
Lamar Media Corp.
3.75%, 02/15/2028	950,000	919,044
		5,652,448
Aerospace/Defense — 1.5%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	2,175,000	2,315,944
TransDigm, Inc.
4.88%, 05/01/2029	125,000	121,025
5.50%, 11/15/2027	680,000	679,468
6.00%, 01/15/2033*	610,000	603,602
6.38%, 05/31/2033*	600,000	592,801
6.63%, 03/01/2032*	695,000	709,946
6.75%, 08/15/2028*	790,000	803,708
7.13%, 12/01/2031*	485,000	501,709
		6,328,203
Agriculture — 0.3%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	1,345,000	1,347,258
Airlines — 0.2%
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*#	1,044,000	1,032,689
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	400,000	408,814
Banks — 0.5%
Freedom Mtg. Corp.
7.63%, 05/01/2026*	753,000	751,669
12.00%, 10/01/2028*	1,075,000	1,153,134
12.25%, 10/01/2030*	125,000	138,151
		2,042,954
Building Materials — 2.3%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	400,000	362,922
5.00%, 03/01/2030*	2,935,000	2,841,902
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	560,000	464,927
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	2,230,000	2,252,553
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	565,000	574,129
6.75%, 03/01/2033*#	670,000	679,880
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	900,000	914,019
Standard Industries, Inc.
4.38%, 07/15/2030*	1,350,000	1,266,995
4.75%, 01/15/2028*	400,000	392,776
		9,750,103
Chemicals — 1.9%
Avient Corp.
6.25%, 11/01/2031*	175,000	175,245
7.13%, 08/01/2030*	1,690,000	1,741,545
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	965,000	1,009,394
Security Description		Shares or Principal Amount	Value

Chemicals (continued)
Mativ Holdings, Inc.
8.00%, 10/01/2029*#		$ 1,750,000	$ 1,492,976
Olympus Water US Holding Corp.
7.25%, 06/15/2031*		400,000	400,000
9.75%, 11/15/2028*		2,900,000	3,040,551
			7,859,711
Commercial Services — 5.3%
Allied Universal Holdco LLC
7.88%, 02/15/2031*#		3,850,000	3,990,021
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/2027*		575,000	579,725
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.88%, 06/01/2028	GBP	1,325,000	1,709,365
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.38%, 06/15/2032*		2,250,000	2,266,947
Belron UK Finance PLC
5.75%, 10/15/2029*		870,000	873,258
Boost Newco Borrower LLC
7.50%, 01/15/2031*		940,000	994,576
Cimpress PLC
7.38%, 09/15/2032*#		1,300,000	1,211,755
Garda World Security Corp.
8.25%, 08/01/2032*		2,035,000	2,026,203
8.38%, 11/15/2032*		1,625,000	1,630,445
Hertz Corp.
12.63%, 07/15/2029*#		765,000	778,948
Service Corp. International
3.38%, 08/15/2030		2,175,000	1,972,654
5.75%, 10/15/2032		640,000	635,993
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*		1,630,000	1,663,084
United Rentals North America, Inc.
4.88%, 01/15/2028		835,000	826,140
6.13%, 03/15/2034*		780,000	790,615
			21,949,729
Computers — 2.9%
Amentum Holdings, Inc.
7.25%, 08/01/2032*		2,515,000	2,565,511
CACI International, Inc.
6.38%, 06/15/2033*		700,000	713,608
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*		1,125,000	1,162,744
Insight Enterprises, Inc.
6.63%, 05/15/2032*		1,875,000	1,910,503
McAfee Corp.
7.38%, 02/15/2030*#		6,230,000	5,760,800
			12,113,166
Distribution/Wholesale — 0.6%
Velocity Vehicle Group LLC
8.00%, 06/01/2029*		250,000	240,361
Windsor Holdings III LLC
8.50%, 06/15/2030*		2,025,000	2,142,687
			2,383,048
Diversified Financial Services — 5.3%
Credit Acceptance Corp.
6.63%, 03/15/2030*		1,130,000	1,125,587

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
9.25%, 12/15/2028*		$ 1,240,000	$ 1,312,104
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*		1,045,000	1,032,118
9.25%, 02/01/2029*		1,400,000	1,443,428
goeasy, Ltd.
6.88%, 05/15/2030*#		800,000	789,985
7.63%, 07/01/2029*		1,050,000	1,060,789
Hightower Holding LLC
9.13%, 01/31/2030*		1,355,000	1,410,423
Nationstar Mtg. Holdings, Inc.
7.13%, 02/01/2032*#		575,000	598,743
Nationstar Mtg. Holdings, Inc.
5.13%, 12/15/2030*		925,000	921,016
6.50%, 08/01/2029*		250,000	254,631
OneMain Finance Corp.
5.38%, 11/15/2029		2,710,000	2,625,651
7.88%, 03/15/2030		165,000	172,425
9.00%, 01/15/2029		401,000	420,276
PennyMac Financial Services, Inc.
5.75%, 09/15/2031*		570,000	548,962
6.88%, 02/15/2033*		540,000	542,900
7.13%, 11/15/2030*		1,400,000	1,430,920
7.88%, 12/15/2029*		1,110,000	1,169,142
Planet Financial Group LLC
10.50%, 12/15/2029*		1,690,000	1,665,156
TrueNoord Capital DAC
8.75%, 03/01/2030*		1,860,000	1,928,891
United Wholesale Mtg. LLC
5.50%, 04/15/2029*		1,615,000	1,546,045
			21,999,192
Electric — 0.8%
Clearway Energy Operating LLC
3.75%, 02/15/2031*		2,105,000	1,899,757
3.75%, 01/15/2032*		550,000	483,106
4.75%, 03/15/2028*		1,140,000	1,113,941
			3,496,804
Electronics — 0.4%
Imola Merger Corp.
4.75%, 05/15/2029*		1,885,000	1,806,187
Entertainment — 4.3%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#		650,000	607,003
6.00%, 10/15/2032*#		3,420,000	3,280,765
6.50%, 02/15/2032*		485,000	488,902
Cinemark USA, Inc.
5.25%, 07/15/2028*#		1,774,000	1,750,114
7.00%, 08/01/2032*		170,000	174,884
Cirsa Finance International Sarl
6.50%, 03/15/2029*	EUR	255,000	303,728
7.88%, 07/31/2028*	EUR	1,040,000	1,236,959
Great Canadian Gaming Corp.
8.75%, 11/15/2029*		1,973,000	1,915,801
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		2,633,000	2,587,044
WarnerMedia Holdings, Inc.
5.14%, 03/15/2052		1,750,000	1,134,452
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*	$ 1,130,000	$ 1,117,618
7.13%, 02/15/2031*	3,235,000	3,393,052
		17,990,322
Environmental Control — 0.5%
Reworld Holding Corp.
4.88%, 12/01/2029*	765,000	724,328
5.00%, 09/01/2030	1,285,000	1,198,194
		1,922,522
Food — 1.7%
B&G Foods, Inc.
5.25%, 09/15/2027#	889,000	779,558
8.00%, 09/15/2028*	920,000	867,047
Performance Food Group, Inc.
4.25%, 08/01/2029*	1,450,000	1,382,043
5.50%, 10/15/2027*	540,000	537,760
6.13%, 09/15/2032*	800,000	806,437
Post Holdings, Inc.
4.63%, 04/15/2030*	400,000	378,552
6.25%, 10/15/2034*	1,235,000	1,219,907
6.38%, 03/01/2033*	1,300,000	1,290,499
		7,261,803
Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.50%, 06/01/2030*	2,250,000	2,272,607
Healthcare-Products — 1.7%
Avantor Funding, Inc.
4.63%, 07/15/2028*	2,855,000	2,782,534
Medline Borrower LP
3.88%, 04/01/2029*	2,705,000	2,549,372
5.25%, 10/01/2029*#	1,964,000	1,919,328
		7,251,234
Healthcare-Services — 2.2%
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*#	1,785,000	1,527,880
5.25%, 05/15/2030*	675,000	607,868
10.88%, 01/15/2032*	1,217,000	1,297,163
Star Parent, Inc.
9.00%, 10/01/2030*	1,675,000	1,731,228
Surgery Center Holdings, Inc.
7.25%, 04/15/2032*#	2,440,000	2,435,291
Tenet Healthcare Corp.
6.13%, 06/15/2030	1,575,000	1,590,432
		9,189,862
Home Builders — 2.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029*	997,000	939,802
4.63%, 04/01/2030*	607,000	569,106
6.63%, 01/15/2028*	1,556,000	1,562,521
Century Communities, Inc.
3.88%, 08/15/2029*	2,115,000	1,917,170
KB Home
4.80%, 11/15/2029	510,000	496,369
M/I Homes, Inc.
3.95%, 02/15/2030	1,635,000	1,505,241

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Home Builders (continued)
4.95%, 02/01/2028		$ 720,000	$ 710,306
STL Holding Co. LLC
8.75%, 02/15/2029*		1,625,000	1,702,051
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*		155,000	151,127
5.75%, 01/15/2028*		1,455,000	1,463,607
			11,017,300
Insurance — 3.2%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*		2,075,000	2,140,983
8.50%, 06/15/2029*		1,525,000	1,593,732
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.38%, 10/01/2032*#		3,300,000	3,392,021
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*		2,510,000	2,595,280
HUB International, Ltd.
7.25%, 06/15/2030*		925,000	963,315
7.38%, 01/31/2032*		2,525,000	2,635,087
			13,320,418
Internet — 1.1%
Gen Digital, Inc.
7.13%, 09/30/2030*		300,000	309,657
Rakuten Group, Inc.
8.13%, 12/15/2029*(1)		1,150,000	1,102,962
9.75%, 04/15/2029*		925,000	990,360
United Group BV
6.75%, 02/15/2031*	EUR	920,000	1,083,997
United Group BV FRS
6.39%, (3 ME+4.25%), 02/15/2031*	EUR	900,000	1,025,736
			4,512,712
Iron/Steel — 0.3%
ATI, Inc.
4.88%, 10/01/2029		1,314,000	1,274,579
Leisure Time — 1.5%
Carnival Corp.
6.00%, 05/01/2029*		515,000	516,357
NCL Corp., Ltd.
5.88%, 02/15/2027*#		765,000	765,179
6.75%, 02/01/2032*		1,690,000	1,690,315
8.13%, 01/15/2029*		265,000	279,019
Viking Cruises, Ltd.
5.88%, 09/15/2027*		725,000	724,638
7.00%, 02/15/2029*		400,000	402,788
9.13%, 07/15/2031*		1,600,000	1,717,878
			6,096,174
Lodging — 0.5%
Station Casinos LLC
6.63%, 03/15/2032*#		2,015,000	2,017,763
Machinery-Diversified — 0.4%
TK Elevator Holdco GmbH
7.63%, 07/15/2028*#		825,000	826,148
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		995,000	985,579
			1,811,727
Security Description		Shares or Principal Amount	Value

Media — 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*		$ 3,245,000	$ 2,972,117
4.25%, 01/15/2034*#		1,342,000	1,158,459
4.50%, 08/15/2030*		2,155,000	2,020,637
4.50%, 05/01/2032		1,240,000	1,128,578
4.75%, 03/01/2030*		600,000	572,753
4.75%, 02/01/2032*#		893,000	826,669
7.38%, 03/01/2031*		1,625,000	1,681,875
CSC Holdings LLC
5.75%, 01/15/2030*		1,490,000	752,120
11.75%, 01/31/2029*		3,595,000	3,370,119
Directv Financing LLC
8.88%, 02/01/2030*		1,550,000	1,526,849
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031*		900,000	876,017
Paramount Global
6.88%, 04/30/2036		2,400,000	2,439,610
Scripps Escrow, Inc.
5.88%, 07/15/2027*#		1,585,000	1,343,863
Sinclair Television Group, Inc.
8.13%, 02/15/2033*		975,000	975,517
Sunrise FinCo I BV
4.88%, 07/15/2031*		2,175,000	2,019,922
Univision Communications, Inc.
8.50%, 07/31/2031*		3,325,000	3,192,539
Virgin Media Secured Finance PLC
4.25%, 01/15/2030	GBP	775,000	954,134
4.50%, 08/15/2030*		960,000	886,426
Ziggo BV
4.88%, 01/15/2030*		2,175,000	1,984,995
			30,683,199
Mining — 1.7%
Constellium SE
3.75%, 04/15/2029*#		915,000	844,594
5.63%, 06/15/2028*		500,000	491,052
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*		75,000	68,853
4.50%, 09/15/2027*		1,010,000	989,586
5.88%, 04/15/2030*		2,235,000	2,233,465
Novelis Corp.
3.25%, 11/15/2026*		1,000,000	980,880
4.75%, 01/30/2030*		1,630,000	1,549,534
			7,157,964
Oil & Gas — 6.1%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*		2,620,000	2,624,564
EQT Corp.
4.75%, 01/15/2031*		785,000	759,403
7.50%, 06/01/2030*		145,000	157,402
Matador Resources Co.
6.50%, 04/15/2032*		795,000	778,414
6.88%, 04/15/2028*		1,745,000	1,768,983
Nabors Industries, Inc.
9.13%, 01/31/2030*		1,205,000	1,097,969
Noble Finance II LLC
8.00%, 04/15/2030*		2,120,000	2,112,463
Northern Oil & Gas, Inc.
8.75%, 06/15/2031*		1,025,000	1,033,171

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Permian Resources Operating LLC
5.88%, 07/01/2029*		$ 100,000	$ 98,771
8.00%, 04/15/2027*		875,000	890,835
SM Energy Co.
6.50%, 07/15/2028		165,000	164,084
6.75%, 08/01/2029*		1,825,000	1,788,289
7.00%, 08/01/2032*#		1,420,000	1,363,212
Sunoco LP
6.25%, 07/01/2033*		845,000	844,993
7.00%, 05/01/2029*		715,000	737,925
7.25%, 05/01/2032*		1,215,000	1,263,302
Talos Production, Inc.
9.00%, 02/01/2029*		925,000	918,697
9.38%, 02/01/2031*		1,550,000	1,523,949
Transocean, Inc.
8.50%, 05/15/2031*		1,150,000	988,408
8.75%, 02/15/2030*		2,804,000	2,842,569
Vital Energy, Inc.
7.75%, 07/31/2029*#		600,000	505,533
7.88%, 04/15/2032*#		300,000	243,338
9.75%, 10/15/2030		825,000	727,031
			25,233,305
Oil & Gas Services — 1.7%
Enerflex, Ltd.
9.00%, 10/15/2027*		2,015,000	2,070,280
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/2029*		1,875,000	1,904,467
Weatherford International, Ltd.
8.63%, 04/30/2030*		3,225,000	3,275,839
			7,250,586
Packaging & Containers — 3.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*#		1,750,000	1,590,873
5.25%, 08/15/2027*#		2,400,000	1,092,000
5.25%, 08/15/2027*#		200,000	91,000
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		785,000	791,726
6.75%, 04/15/2032*		115,000	116,216
8.75%, 04/15/2030*		525,000	536,881
Graphic Packaging International LLC
3.75%, 02/01/2030*		965,000	889,578
6.38%, 07/15/2032*		1,625,000	1,627,400
LABL, Inc.
8.63%, 10/01/2031*#		2,395,000	1,982,921
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*		1,005,000	1,014,533
9.25%, 04/15/2027*		1,225,000	1,206,736
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#		1,990,000	1,993,399
7.38%, 06/01/2032*#		595,000	592,138
			13,525,401
Pharmaceuticals — 1.1%
1261229 BC, Ltd.
10.00%, 04/15/2032*		3,140,000	3,108,653
Teva Pharmaceutical Finance Netherlands II BV
7.88%, 09/15/2031	EUR	300,000	410,568
Security Description		Shares or Principal Amount	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028		$ 1,100,000	$ 1,137,541
			4,656,762
Pipelines — 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*		500,000	498,072
6.63%, 02/01/2032*		2,150,000	2,196,339
Buckeye Partners LP
3.95%, 12/01/2026		751,000	736,349
4.13%, 12/01/2027		765,000	744,328
4.50%, 03/01/2028*		1,360,000	1,328,587
5.60%, 10/15/2044		1,308,000	1,075,904
6.75%, 02/01/2030*		200,000	206,442
6.88%, 07/01/2029*		1,345,000	1,382,909
Rockies Express Pipeline LLC
6.75%, 03/15/2033*		1,950,000	2,008,397
			10,177,327
Real Estate — 0.7%
Canary Wharf Group Investment Holdings PLC
3.38%, 04/23/2028	GBP	2,275,000	2,735,844
REITS — 3.2%
Brandywine Operating Partnership LP
4.55%, 10/01/2029#		695,000	638,771
8.30%, 03/15/2028		80,000	83,872
8.88%, 04/12/2029		975,000	1,038,256
Hudson Pacific Properties LP
4.65%, 04/01/2029#		2,785,000	2,015,469
5.95%, 02/15/2028#		375,000	322,408
Iron Mountain, Inc.
4.50%, 02/15/2031*#		400,000	374,800
5.25%, 07/15/2030*		1,275,000	1,244,160
6.25%, 01/15/2033*		370,000	373,475
7.00%, 02/15/2029*		1,325,000	1,368,948
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*		1,320,000	1,353,058
Pebblebrook Hotel LP / PEB Finance Corp.
6.38%, 10/15/2029*#		2,055,000	2,043,395
RHP Hotel Properties LP / RHP Finance Corp.
6.50%, 06/15/2033*		335,000	340,700
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/2029*		300,000	289,635
6.50%, 04/01/2032*		460,000	466,314
7.25%, 07/15/2028*		1,250,000	1,288,761
			13,242,022
Retail — 6.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*		1,865,000	1,805,235
4.00%, 10/15/2030*		1,000,000	919,668
4.38%, 01/15/2028*		500,000	487,308
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*		1,315,000	1,250,092
5.00%, 02/15/2032*		880,000	821,734
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*		2,140,000	2,247,807
FirstCash, Inc.
4.63%, 09/01/2028*		1,185,000	1,154,435
5.63%, 01/01/2030*		125,000	124,121

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
LBM Acquisition LLC
6.25%, 01/15/2029*#		$ 4,702,000	$ 3,776,315
Michaels Cos., Inc.
5.25%, 05/01/2028*		935,000	637,383
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*		1,290,000	1,244,942
7.75%, 02/15/2029*		1,725,000	1,679,247
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*		2,411,000	2,310,056
Staples, Inc.
10.75%, 09/01/2029*		4,450,000	4,028,503
Victoria's Secret & Co.
4.63%, 07/15/2029*#		1,050,000	956,959
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029#		1,175,000	1,231,124
Yum! Brands, Inc.
4.63%, 01/31/2032		993,000	941,647
5.38%, 04/01/2032#		624,000	616,776
			26,233,352
Software — 4.5%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*		4,455,000	4,292,493
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*		1,000,000	883,024
Cloud Software Group, Inc.
8.25%, 06/30/2032*		900,000	946,325
9.00%, 09/30/2029*		1,675,000	1,714,495
Open Text Corp.
3.88%, 02/15/2028*		1,240,000	1,187,805
3.88%, 12/01/2029*		690,000	642,185
Open Text Holdings, Inc.
4.13%, 02/15/2030*		1,625,000	1,517,020
4.13%, 12/01/2031*		305,000	276,345
ROBLOX Corp.
3.88%, 05/01/2030*		2,730,000	2,539,157
Rocket Software, Inc.
6.50%, 02/15/2029*#		2,300,000	2,233,075
9.00%, 11/28/2028*		475,000	490,080
UKG, Inc.
6.88%, 02/01/2031*		1,755,000	1,808,343
			18,530,347
Telecommunications — 5.6%
Altice France Holding SA
10.50%, 05/15/2027*†(2)		800,000	286,000
Altice France SA
5.50%, 01/15/2028*		625,000	538,008
5.50%, 10/15/2029*		400,000	339,836
8.13%, 02/01/2027*		2,840,000	2,606,465
EchoStar Corp.
6.75%, 11/30/2030(3)		1,866,825	1,605,469
10.75%, 11/30/2029†		3,175,000	3,190,557
Iliad Holding SASU
6.88%, 04/15/2031*	EUR	1,400,000	1,691,545
7.00%, 10/15/2028*		880,000	894,005
7.00%, 04/15/2032*		1,210,000	1,217,779
Kaixo Bondco Telecom SA
5.13%, 09/30/2029	EUR	800,000	921,985
5.13%, 09/30/2029*	EUR	910,000	1,048,759
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Level 3 Financing, Inc.
3.75%, 07/15/2029*	$ 1,725,000	$ 1,415,656
3.88%, 10/15/2030*	670,000	564,475
4.00%, 04/15/2031*#	2,130,000	1,762,575
4.88%, 06/15/2029*	800,000	726,587
10.50%, 04/15/2029*	500,000	562,500
Optics Bidco SpA
6.38%, 11/15/2033*	1,377,000	1,328,805
7.20%, 07/18/2036*	848,000	816,200
7.72%, 06/04/2038*	353,000	351,703
Telecom Italia Capital SA
6.38%, 11/15/2033	200,000	201,614
7.20%, 07/18/2036	717,000	745,451
7.72%, 06/04/2038	243,000	253,481
		23,069,455
Transportation — 0.2%
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*#	950,000	983,915
Total Corporate Bonds & Notes (cost $368,136,180)		367,588,808
CONVERTIBLE BONDS & NOTES — 2.8%
Computers — 0.3%
Seagate HDD Cayman
3.50%, 06/01/2028	875,000	1,324,500
Healthcare-Products — 0.2%
QIAGEN NV
2.50%, 09/10/2031	1,000,000	1,040,342
Home Builders — 0.2%
Meritage Homes Corp.
1.75%, 05/15/2028	1,022,000	986,744
Internet — 0.2%
Uber Technologies, Inc.
0.88%, 12/01/2028	692,000	921,744
Leisure Time — 0.5%
Carnival Corp.
5.75%, 12/01/2027	525,000	988,575
NCL Corp, Ltd.
2.50%, 02/15/2027	1,025,000	1,005,012
		1,993,587
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029	700,000	702,800
Pharmaceuticals — 0.3%
Jazz Investments I, Ltd.
2.00%, 06/15/2026	225,000	228,825
3.13%, 09/15/2030*	792,000	844,668
		1,073,493
REITS — 0.4%
Rexford Industrial Realty LP
4.13%, 03/15/2029*	1,050,000	1,025,325
4.38%, 03/15/2027*	525,000	518,962
		1,544,287
Semiconductors — 0.2%
Synaptics, Inc.
0.75%, 12/01/2031*	900,000	817,650

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES (continued)
Software — 0.3%
Unity Software, Inc.
Zero Coupon, 03/15/2030*#	$ 1,097,000	$ 1,140,332
Total Convertible Bonds & Notes (cost $11,130,991)		11,545,479
LOANS(4)(5)(6) — 2.2%
Building Materials — 0.4%
CP Atlas Buyer, Inc. FRS
BTL-B 8.18%, (SOFR12+3.75%), 11/23/2027	1,819,803	1,726,538
Computers — 0.2%
Fortress Intermediate 3, Inc. FRS
BTL-B 7.83%, (SOFR12+ 3.50%), 06/27/2031	970,125	960,424
Healthcare-Services — 0.2%
Star Parent, Inc. FRS
BTL-B 8.30%, (SOFR4+4.00%), 09/27/2030	598,488	586,444
Insurance — 0.4%
HUB International, Ltd. FRS
BTL-B 6.77%, (SOFR4+ 2.50%), 06/20/2030	1,639,046	1,638,487
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 7.50%, (SOFR12+ 3.18%), 04/13/2029	1,586,000	1,578,636
Retail — 0.6%
Great Outdoors Group LLC FRS
BTL-B 7.58% , (SOFR12+3.25%), 01/23/2032	1,400,000	1,384,250
Specialty Building Products Holdings LLC FRS
BTL-B 8.18% , (SOFR12+3.75%), 10/15/2028	1,124,205	1,056,753
		2,441,003
Total Loans (cost $9,095,881)		8,931,532
Total Long-Term Investment Securities (cost $388,363,052)		388,065,819
SHORT-TERM INVESTMENTS — 11.3%
Unaffiliated Investment Companies — 11.3%
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(7)(8) (cost $46,769,203)	46,769,203	46,769,203
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 5.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 05/30/2025, to be repurchased 06/02/2025 in the amount of $20,985,029 and collateralized by $21,083,500 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2027 and having an approximate value of $21,402,370 (cost $20,982,650)	$20,982,650	$ 20,982,650
TOTAL INVESTMENTS (cost $456,114,905)(9)	109.7%	455,817,672
Other assets less liabilities	(9.7)	(40,219,579)
NET ASSETS	100.0%	$415,598,093
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $327,103,722 representing 78.7% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Security in default of interest.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(5)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	The rate shown is the 7-day yield as of May 31, 2025.
(8)	At May 31, 2025, the Fund had loaned securities with a total value of $47,289,279. This was secured by collateral of $46,769,203, which was received in cash and subsequently invested in short-term investments currently valued at $46,769,203 as reported in the Portfolio of Investments. Additional collateral of $1,488,162 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
United States Treasury Notes/Bonds	0.13% to 4.88%	02/28/2026 to 02/15/2055	$1,488,162
(9)	See Note 4 for cost of investments on a tax basis.
3 ME—3 Month Euribor
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	7,204,331	USD	8,180,331	06/30/2025	$—	$(14,005)
JPMorgan Chase Bank, N.A.	GBP	4,051,000	USD	5,440,010	06/30/2025	—	(18,793)
Unrealized Appreciation (Depreciation)						$—	$(32,798)
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$367,588,808	$—	$367,588,808
Convertible Bonds & Notes	—	11,545,479	—	11,545,479
Loans	—	8,931,532	—	8,931,532
Short-Term Investments	46,769,203	—	—	46,769,203
Repurchase Agreements	—	20,982,650	—	20,982,650
Total Investments at Value	$46,769,203	$409,048,469	$—	$455,817,672
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$32,798	$—	$32,798
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 2.8%
Banks — 1.3%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	$ 235,974
Banca Transilvania SA
8.88%, 04/27/2027	EUR	400,000	472,102
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,720,233
mBank SA
0.97%, 09/21/2027	EUR	400,000	440,597
OTP Bank Nyrt
7.50%, 05/25/2027		$ 660,000	675,437
Wells Fargo & Co.
6.49%, 10/23/2034		1,095,000	1,174,432
			4,718,775
Electric — 0.3%
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,001,652
Food — 0.1%
NBM US Holdings, Inc.
7.00%, 05/14/2026		483,000	483,508
Investment Companies — 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034		1,000,000	975,344
Oil & Gas — 0.6%
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	762,754
6.84%, 01/23/2030		1,500,000	1,401,704
			2,164,458
Pipelines — 0.3%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,134,796
Total Corporate Bonds & Notes (cost $10,098,862)			10,478,533
ASSET BACKED SECURITIES — 1.0%
Auto Loan Receivables — 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,280,000	1,294,541
Drive Auto Receivables Trust
Series 2021-2, Class D 1.39%, 03/15/2029		646,297	640,795
			1,935,336
Other Asset Backed Securities — 0.5%
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*		1,668,988	1,521,210
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*		310,275	292,802
			1,814,012
Total Asset Backed Securities (cost $3,871,380)			3,749,348
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Commercial and Residential — 2.1%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 5.12%, 01/25/2061*(1)		209,028	208,939
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	$ 166,534	$ 154,932
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	765,852	660,153
Series 2021-RPL2, Class M3 3.60%, 01/25/2060*(2)	376,575	245,613
Series 2021-RPL4, Class A1 4.12%, 12/27/2060*(2)	341,029	339,465
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	224,059	184,956
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	563,829	483,847
HIH Trust FRS
Series 2024-61P, Class B 6.67%, (TSFR1M2.34%), 10/15/2041*	167,493	167,389
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(1)	323,012	322,921
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(1)	443,738	441,954
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	199,191	187,939
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	139,648	132,640
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	922,644	797,317
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	877,528	719,898
SHR Trust FRS
6.78%, (TSFR1M+2.45%), 10/15/2041*	1,255,000	1,254,215
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	126,148	117,670
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	1,620,318	1,391,470
		7,811,318
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 4.90%, (SOFR30A+0.56%), 01/15/2041	62,553	62,434
Series 4001, Class FM 4.95%, (SOFR30A+0.61%), 02/15/2042	119,716	117,646
Series 3355, Class BF 5.15%, (SOFR30A+0.81%), 08/15/2037	139,745	139,227
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 4.84%, (SOFR30A+0.51%), 09/25/2042	173,945	170,303

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 4.99%, (TSFR1M+0.66%), 02/16/2040		$ 83,690	$ 83,427
			573,037
Total Collateralized Mortgage Obligations (cost $9,341,059)			8,384,355
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.4%
U.S. Government — 52.0%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)		9,235,215	5,261,287
0.63%, 02/15/2043(3)		9,562,231	7,010,355
0.75%, 02/15/2042(3)		8,866,103	6,793,654
0.75%, 02/15/2045(3)(4)		34,680,109	25,046,271
0.88%, 02/15/2047(3)		5,596,900	4,003,571
1.00%, 02/15/2046(3)		12,024,218	9,008,778
1.38%, 02/15/2044(3)		6,503,659	5,399,834
1.50%, 02/15/2053(3)		1,000,466	779,340
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2031(3)		45,704,186	42,210,553
0.63%, 07/15/2032(3)		7,038,273	6,510,001
0.88%, 01/15/2029(3)		14,880,553	14,600,279
1.38%, 07/15/2033(3)(5)		18,541,745	17,839,002
1.63%, 04/15/2030(3)		3,480,731	3,490,822
1.75%, 01/15/2034(3)		30,012,367	29,492,248
1.88%, 07/15/2034(3)		4,147,737	4,114,967
2.13%, 01/15/2035(3)		8,866,113	8,928,083
			190,489,045
U.S. Government Agency — 8.4%
Tennessee Valley Authority
5.25%, 02/01/2055		4,000,000	3,791,687
Uniform Mtg. Backed Securities
6.00%, June 30 TBA		26,800,000	27,061,608
			30,853,295
Total U.S. Government & Agency Obligations (cost $255,505,208)			221,342,340
FOREIGN GOVERNMENT OBLIGATIONS — 37.2%
Regional(State/Province) — 1.8%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	7,626,350	5,403,547
Queensland Treasury Corp.
5.25%, 07/21/2036*	AUD	2,000,000	1,300,893
			6,704,440
Sovereign — 35.4%
Commonwealth of Australia TIPS
0.95%, 11/21/2027(3)	AUD	15,785,251	10,083,631
1.65%, 08/21/2040(3)	AUD	8,529,590	4,633,520
2.75%, 08/21/2035(3)	AUD	22,584,435	14,327,488
Federative Republic of Brazil TIPS
6.00%, 05/15/2035(3)	BRL	10,467,000	7,581,333
24.98%, 05/15/2027(3)	BRL	11,416,000	8,673,803
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	16,555,686	17,988,877
Government of New Zealand TIPS
3.28%, 09/20/2040(3)	NZD	15,976,649	8,668,167
3.31%, 09/20/2035(3)	NZD	22,745,671	13,124,174
Government of Romania
4.63%, 04/03/2049	EUR	1,850,000	1,546,183
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Government of Spain TIPS
0.70%, 11/30/2033*(3)	EUR	9,134,679	$ 10,002,357
Republic of Italy TIPS
0.55%, 05/21/2026*(3)	EUR	15,202,152	17,163,190
United Mexican States
6.00%, 05/07/2036		$ 500,000	478,425
United Mexican States TIPS
2.75%, 11/27/2031(3)	MXN	275,693,980	12,444,180
4.00%, 10/29/2054(3)	MXN	68,699,490	3,012,173
			129,727,501
Total Foreign Government Obligations (cost $137,321,200)			136,431,941
MUNICIPAL SECURITIES — 0.9%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,619,919
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,559,684
Total Municipal Securities (cost $3,615,484)			3,179,603
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(6) (cost $0)		1,000,000	971
Total Long-Term Investment Securities (cost $419,753,193)			383,567,091
REPURCHASE AGREEMENTS — 3.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 05/30/2025, to be repurchased 06/02/2025 in the amount of $13,482,248 and collateralized by $13,545,500 of United States Treasury Inflation Indexed Notes, bearing interest at 4.13% due 01/31/2027 and having an approximate value of $13,750,351 (cost $13,480,721)		13,480,721	13,480,721
TOTAL INVESTMENTS (cost $433,233,914)(7)		108.3%	397,047,812
Other assets less liabilities		(8.3)	(30,371,124)
NET ASSETS		100.0%	$366,676,688
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $57,375,188 representing 15.6% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2025.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

(6)	Securities classified as Level 3 (see Note 2).
(7)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	24,590,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ —	$150,206	$150,206
Centrally Cleared	13,805,000	USD	Fixed 2.545	12-Month USA CPI	Maturity	Maturity	Mar 2028	8,581	38,704	47,285
								$8,581	$188,910	$197,491
Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	2,445,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Mar 2055	$100,480	$16,887	$117,367
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
205	Long	Australian 10 Year Bonds	June 2025	$14,822,495	$15,082,323	$259,828
175	Long	U.S. Treasury 5 Year Notes	September 2025	18,839,074	18,932,813	93,739
						$353,567
						Unrealized (Depreciation)
36	Short	Canada 10 Year Bonds	September 2025	$ 3,180,363	$ 3,208,482	$ (28,119)
7	Short	Euro Buxl 30 Year Bonds	June 2025	938,170	966,336	(28,166)
156	Short	Euro-BTP	June 2025	21,254,615	21,459,301	(204,686)
66	Short	Euro-BUND	June 2025	9,706,337	9,832,839	(126,502)
152	Short	Euro-OAT	June 2025	21,511,968	21,702,993	(191,025)
47	Short	U.S. Treasury 10 Year Notes	September 2025	5,183,886	5,205,250	(21,364)
63	Short	U.S. Treasury Ultra 10 Year Notes	September 2025	7,069,661	7,090,454	(20,793)
						$(620,655)
		Net Unrealized Appreciation (Depreciation)				$(267,088)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	AUD	49,567,000	USD	31,191,026	06/18/2025	$ —	$ (766,652)
	NZD	830,000	USD	491,950	06/18/2025	—	(4,246)
	USD	1,932,980	NZD	3,264,000	06/18/2025	18,327	—
						18,327	(770,898)
Bank of America, N.A.	USD	785,336	NZD	1,380,000	06/18/2025	39,665	—
Barclays Bank PLC	AUD	1,100,000	USD	708,812	06/18/2025	—	(398)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,519,230	AUD	3,964,000	06/18/2025	$ 36,508	$ —
	USD	1,796,082	MXN	36,146,000	06/18/2025	63,891	—
						100,399	(398)
BNP Paribas SA	EUR	500,000	USD	570,682	06/18/2025	2,423	—
Citibank, N.A.	CAD	7,134,000	USD	4,974,020	06/18/2025	—	(228,515)
	USD	423,652	BRL	2,415,000	06/18/2025	—	(2,914)
						—	(231,429)
Credit Agricole SA	USD	434,037	NZD	730,000	06/18/2025	2,377	—
Deutsche Bank AG	EUR	44,929,000	USD	49,205,387	06/18/2025	—	(1,857,238)
Goldman Sachs International	AUD	1,130,000	USD	724,139	06/18/2025	—	(4,414)
	BRL	95,386,000	USD	16,029,477	06/18/2025	—	(588,570)
	USD	1,292,300	AUD	2,100,000	06/18/2025	61,648	—
						61,648	(592,984)
HSBC Bank PLC	MXN	5,600,000	USD	286,231	06/18/2025	—	(1,930)
JPMorgan Chase Bank, N.A.	CAD	1,060,000	USD	748,615	06/18/2025	—	(24,399)
	NZD	830,000	USD	493,022	06/18/2025	—	(3,175)
						—	(27,574)
Morgan Stanley & Co. International PLC	AUD	1,130,000	USD	701,488	06/18/2025	—	(27,065)
	USD	615,064	CAD	850,000	06/18/2025	4,806	—
						4,806	(27,065)
Natwest Markets PLC	NZD	40,418,000	USD	23,082,437	06/18/2025	—	(1,080,528)
Standard Chartered Bank	USD	1,818,934	EUR	1,596,000	06/18/2025	—	(5,051)
State Street Bank & Trust Co.	USD	338,883	MXN	7,000,000	06/18/2025	21,318	—
Wells Fargo & Co.	MXN	342,691,000	USD	16,690,645	06/18/2025	—	(943,287)
Unrealized Appreciation (Depreciation)						$250,963	$(5,538,382)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$10,478,533	$—	$10,478,533
Asset Backed Securities	—	3,749,348	—	3,749,348
Collateralized Mortgage Obligations	—	8,384,355	—	8,384,355
U.S. Government & Agency Obligations	—	221,342,340	—	221,342,340
Foreign Government Obligations	—	136,431,941	—	136,431,941
Municipal Securities	—	3,179,603	—	3,179,603
Escrows and Litigation Trusts	—	—	971	971
Repurchase Agreements	—	13,480,721	—	13,480,721
Total Investments at Value	$—	$397,046,841	$971	$397,047,812
Other Financial Instruments:†
Swaps	$—	$205,797	$—	$205,797
Futures Contracts	353,567	—	—	353,567
Forward Foreign Currency Contracts	—	250,963	—	250,963
Total Other Financial Instruments	$353,567	$456,760	$—	$810,327
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$620,655	$—	$—	$620,655
Forward Foreign Currency Contracts	—	5,538,382	—	5,538,382
Total Other Financial Instruments	$620,655	$5,538,382	$—	$6,159,037
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 6.6%
ANZ Group Holdings, Ltd.	272,974	$ 5,109,849
APA Group	124,270	664,066
Aristocrat Leisure, Ltd.	51,337	2,064,930
ASX, Ltd.	17,909	823,097
BHP Group, Ltd.	466,322	11,497,610
BlueScope Steel, Ltd.	41,325	606,017
Brambles, Ltd.	126,112	1,885,156
CAR Group, Ltd.	33,174	760,414
Cochlear, Ltd.	6,166	1,079,105
Coles Group, Ltd.	119,720	1,666,904
Commonwealth Bank of Australia	153,738	17,436,556
Computershare, Ltd.	50,337	1,305,027
CSL, Ltd.	44,769	7,127,660
Evolution Mining, Ltd.	184,562	1,052,999
Fortescue, Ltd.	156,194	1,549,506
Goodman Group	186,598	3,959,652
Insurance Australia Group, Ltd.	219,719	1,223,690
Lottery Corp., Ltd.	205,793	676,536
Macquarie Group, Ltd.	33,264	4,593,084
Medibank Private, Ltd.	262,281	806,446
National Australia Bank, Ltd.	281,348	6,891,562
Northern Star Resources, Ltd.	125,579	1,698,293
Origin Energy, Ltd.	160,515	1,119,523
Pro Medicus, Ltd.	5,383	978,541
Qantas Airways, Ltd.	71,265	487,396
QBE Insurance Group, Ltd.	138,865	2,073,106
REA Group, Ltd.	4,989	770,886
Reece, Ltd.#	19,452	196,357
Rio Tinto, Ltd.#	34,322	2,492,485
Santos, Ltd.	300,286	1,275,589
Scentre Group	480,949	1,137,772
SGH, Ltd.	19,466	636,800
Sigma Healthcare, Ltd.	425,599	856,115
Sonic Healthcare, Ltd.	38,727	665,774
South32, Ltd.	419,489	824,728
Stockland	220,716	776,813
Suncorp Group, Ltd.	106,474	1,415,901
Telstra Group, Ltd.	373,909	1,152,084
Transurban Group	286,996	2,623,266
Vicinity, Ltd.	357,764	567,312
Washington H. Soul Pattinson & Co., Ltd.#	21,959	522,736
Wesfarmers, Ltd.	103,177	5,521,484
Westpac Banking Corp.	314,483	6,600,423
WiseTech Global, Ltd.	16,935	1,169,681
Woodside Energy Group, Ltd.#	175,557	2,517,899
Woolworths Group, Ltd.	110,206	2,262,585
		113,123,415
Austria — 0.2%
Erste Group Bank AG	28,467	2,290,075
OMV AG	13,617	728,233
Verbund AG	5,823	454,556
		3,472,864
Belgium — 0.9%
Ageas SA	13,795	899,870
Anheuser-Busch InBev SA NV	91,108	6,417,951
D'ieteren Group	1,986	407,930
Elia Group SA	4,524	479,348
Groupe Bruxelles Lambert NV	7,678	627,259
KBC Group NV	21,233	2,096,520
Lotus Bakeries NV	36	372,382
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Sofina SA	1,375	$ 397,805
Syensqo SA#	6,426	492,507
UCB SA#	11,689	2,122,237
		14,313,809
Bermuda — 0.2%
Aegon, Ltd.#	122,253	875,349
CK Infrastructure Holdings, Ltd.	58,000	375,394
Hongkong Land Holdings, Ltd.	102,000	527,340
Jardine Matheson Holdings, Ltd.	14,800	658,600
		2,436,683
Denmark — 2.3%
AP Moller-Maersk A/S, Series A	271	486,291
AP Moller-Maersk A/S, Series B	411	746,788
Carlsberg A/S, Class B	8,833	1,263,730
Coloplast A/S, Class B	11,661	1,133,182
Danske Bank A/S	63,773	2,446,582
Demant A/S†	8,177	320,692
DSV A/S	18,897	4,474,621
Genmab A/S†	5,814	1,219,860
Novo Nordisk A/S, Class B	297,776	20,813,023
Novonesis (Novozymes), Class B	32,580	2,294,426
Orsted A/S*†	15,158	620,854
Pandora A/S	7,582	1,385,822
ROCKWOOL A/S, Class B	8,476	403,392
Tryg A/S	31,345	805,168
Vestas Wind Systems A/S	93,371	1,477,926
		39,892,357
Finland — 1.0%
Elisa Oyj	13,151	692,859
Fortum Oyj	40,441	697,965
Kesko Oyj, Class B	25,253	610,746
Kone Oyj, Class B	31,426	1,956,837
Metso Oyj	56,045	676,454
Neste Oyj	38,137	409,210
Nokia Oyj	492,396	2,558,401
Nordea Bank Abp	288,631	4,183,423
Orion Oyj, Class B	10,021	679,856
Sampo Oyj, Class A	223,863	2,388,325
Stora Enso Oyj, Class R	52,491	530,806
UPM-Kymmene Oyj	49,349	1,366,653
Wartsila OYJ Abp	45,339	907,595
		17,659,130
France — 10.1%
Accor SA	18,023	956,702
Aeroports de Paris SA	3,202	429,378
Air Liquide SA	53,138	11,005,204
Alstom SA†	31,465	711,145
Amundi SA*	5,602	457,023
Arkema SA	5,154	368,098
AXA SA	162,776	7,672,045
BioMerieux	3,830	513,590
BNP Paribas SA	93,497	8,189,273
Bollore SE	65,927	419,198
Bouygues SA	17,519	763,652
Bureau Veritas SA	28,648	978,454
Capgemini SE	14,258	2,367,677
Carrefour SA	50,148	749,622
Cie de Saint-Gobain SA	41,262	4,630,747
Cie Generale des Etablissements Michelin SCA	61,990	2,370,619
Covivio SA	5,160	309,351

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Credit Agricole SA	97,294	$ 1,779,159
Danone SA	59,689	5,099,307
Dassault Aviation SA	1,771	641,069
Dassault Systemes SE	61,875	2,318,447
Edenred SE	21,764	679,578
Eiffage SA	6,343	872,182
Engie SA	167,794	3,617,055
EssilorLuxottica SA	27,320	7,590,716
Eurazeo SE	3,365	235,170
FDJ United *	9,421	345,943
Gecina SA	4,257	468,377
Getlink SE	27,969	535,112
Hermes International S.C.A.	2,910	8,022,500
Ipsen SA	3,425	403,281
Kering SA	6,883	1,347,046
Klepierre SA	19,892	778,326
Legrand SA	24,247	2,944,468
L'Oreal SA	22,089	9,340,149
LVMH Moet Hennessy Louis Vuitton SE	25,271	13,722,886
Orange SA	172,162	2,567,648
Pernod Ricard SA	18,660	1,928,486
Publicis Groupe SA	21,162	2,303,843
Renault SA	17,772	915,733
Rexel SA	20,681	580,716
Safran SA	33,081	9,818,661
Sanofi SA	102,329	10,168,903
Sartorius Stedim Biotech	2,576	567,434
Schneider Electric SE	50,238	12,626,411
Societe Generale SA	66,171	3,595,156
Sodexo SA	8,180	565,174
Teleperformance SE	4,826	487,911
Thales SA	8,569	2,601,714
TotalEnergies SE	187,691	11,009,457
Veolia Environnement SA	58,027	1,995,051
Vinci SA	45,725	6,533,938
		171,898,785
Germany — 10.2%
adidas AG	15,811	3,940,596
Allianz SE	35,705	14,136,733
BASF SE	82,522	3,972,864
Bayer AG	90,834	2,551,105
Bayerische Motoren Werke AG	26,804	2,376,943
Bayerische Motoren Werke AG (Preference Shares)	5,175	428,651
Beiersdorf AG	9,172	1,256,491
Brenntag SE	11,347	768,399
Commerzbank AG	81,894	2,491,110
Continental AG	10,171	892,712
Covestro AG†	16,601	1,140,401
CTS Eventim AG & Co. KGaA	5,625	681,483
Daimler Truck Holding AG	43,929	1,905,884
Delivery Hero SE*†	16,981	470,073
Deutsche Bank AG	171,127	4,733,298
Deutsche Boerse AG	17,410	5,604,281
Deutsche Lufthansa AG	54,087	432,717
Deutsche Post AG	88,761	3,967,854
Deutsche Telekom AG	322,730	12,195,250
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	10,265	494,888
E.ON SE	207,582	3,636,836
Evonik Industries AG	23,697	512,843
Fresenius Medical Care AG	18,990	1,078,541
Fresenius SE & Co. KGaA	39,057	1,914,915
Security Description	Shares or Principal Amount	Value

Germany (continued)
GEA Group AG	14,340	$ 959,031
Hannover Rueck SE	5,575	1,762,309
Heidelberg Materials AG	12,294	2,407,268
Henkel AG & Co. KGaA	9,608	704,747
Henkel AG & Co. KGaA (Preference Shares)	15,649	1,252,335
Infineon Technologies AG	120,744	4,699,061
Knorr-Bremse AG	6,539	660,799
LEG Immobilien SE	6,885	584,364
Mercedes-Benz Group AG	66,772	3,987,178
Merck KGaA	11,950	1,567,177
MTU Aero Engines AG	4,977	1,980,723
Muenchener Rueckversicherungs-Gesellschaft AG	12,367	8,023,662
Nemetschek SE	5,208	723,212
Porsche Automobil Holding SE (Preference Shares)	14,158	564,257
Rational AG	461	378,711
Rheinmetall AG	4,027	8,619,083
RWE AG	58,459	2,199,079
SAP SE	95,931	28,963,121
Sartorius AG (Preference Shares)	2,423	580,502
Scout24 SE*	6,934	943,998
Siemens AG	69,820	16,790,895
Siemens Energy AG†	59,123	5,739,719
Siemens Healthineers AG*	26,073	1,378,982
Symrise AG	12,277	1,464,389
Talanx AG	5,969	774,668
Volkswagen AG (Preference Shares)	19,066	2,064,400
Vonovia SE	68,472	2,241,433
Zalando SE*†	20,743	740,730
		174,340,701
Hong Kong — 1.8%
AIA Group, Ltd.	981,800	8,220,169
BOC Hong Kong Holdings, Ltd.	342,000	1,443,701
CK Asset Holdings, Ltd.	177,500	735,707
CK Hutchison Holdings, Ltd.	248,000	1,396,386
CLP Holdings, Ltd.	152,000	1,290,074
Futu Holdings, Ltd. ADR	5,116	521,474
Galaxy Entertainment Group, Ltd.	202,000	860,441
Hang Seng Bank, Ltd.	69,700	976,019
Henderson Land Development Co., Ltd.	134,000	419,546
HKT Trust & HKT, Ltd.	349,000	502,952
Hong Kong & China Gas Co., Ltd.#	1,032,000	908,138
Hong Kong Exchanges & Clearing, Ltd.	106,400	5,370,818
Link REIT	236,500	1,256,230
MTR Corp., Ltd.#	144,000	503,195
Power Assets Holdings, Ltd.	127,500	807,333
Sino Land Co., Ltd.	376,000	379,783
SITC International Holdings Co., Ltd.	124,000	396,143
Sun Hung Kai Properties, Ltd.	134,000	1,439,785
Swire Pacific, Ltd., Class A	37,000	315,447
Techtronic Industries Co., Ltd.	125,000	1,400,473
WH Group, Ltd.*	940,000	867,939
Wharf Holdings, Ltd.#	97,000	257,929
Wharf Real Estate Investment Co., Ltd.	154,000	386,124
		30,655,806
Ireland — 0.5%
AIB Group PLC	193,756	1,522,402
Bank of Ireland Group PLC	92,774	1,272,510
DCC PLC	9,150	571,538
James Hardie Industries PLC CDI†	40,359	921,986
Kerry Group PLC, Class A	13,830	1,510,655

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Kingspan Group PLC	13,935	$ 1,194,599
Ryanair Holdings PLC	78,364	2,079,425
		9,073,115
Isle of Man — 0.0%
Entain PLC	56,154	567,897
Israel — 0.9%
Azrieli Group, Ltd.	3,924	299,974
Bank Hapoalim BM	116,388	1,949,782
Bank Leumi Le-Israel BM	138,925	2,243,402
Check Point Software Technologies, Ltd.†	7,964	1,822,800
CyberArk Software, Ltd.†	4,330	1,657,437
Elbit Systems, Ltd.	2,456	985,640
ICL Group, Ltd.	73,202	482,990
Israel Discount Bank, Ltd., Class A	113,984	971,440
Mizrahi Tefahot Bank, Ltd.	14,355	821,707
Monday.com, Ltd.†	3,457	1,028,423
Nice, Ltd.†	5,775	962,619
Teva Pharmaceutical Industries, Ltd. ADR†	103,589	1,738,223
Wix.com, Ltd.†	4,765	709,747
		15,674,184
Italy — 2.6%
Banca Mediolanum SpA	20,611	342,793
Banco BPM SpA	104,742	1,202,375
BPER Banca SpA	92,009	816,132
DiaSorin SpA	2,017	209,233
Enel SpA	752,001	6,903,455
Eni SpA#	197,393	2,907,413
FinecoBank Banca Fineco SpA#	56,492	1,220,016
Generali#	79,561	2,895,318
Infrastrutture Wireless Italiane SpA*	27,787	325,919
Intesa Sanpaolo SpA	1,390,253	7,750,744
Leonardo SpA	37,418	2,303,606
Mediobanca Banca di Credito Finanziario SpA#	46,227	1,098,059
Moncler SpA	21,597	1,350,199
Nexi SpA*#	44,320	266,511
Poste Italiane SpA*#	42,267	917,129
Prysmian SpA	25,981	1,669,707
Recordati Industria Chimica e Farmaceutica SpA	10,635	637,587
Snam SpA#	186,445	1,114,807
Telecom Italia SpA#†	898,204	383,878
Terna - Rete Elettrica Nazionale#	130,089	1,323,182
UniCredit SpA	129,099	8,290,875
Unipol Assicurazioni SpA	33,168	648,892
		44,577,830
Japan — 21.8%
Advantest Corp.	70,400	3,604,273
Aeon Co., Ltd.	60,500	1,864,676
AGC, Inc.#	18,100	538,616
Aisin Corp.	47,100	603,254
Ajinomoto Co., Inc.	83,100	2,085,946
ANA Holdings, Inc.	16,100	319,662
Asahi Group Holdings, Ltd.	133,600	1,769,635
Asahi Kasei Corp.	116,000	818,639
Asics Corp.	60,200	1,457,150
Astellas Pharma, Inc.	167,300	1,661,432
Bandai Namco Holdings, Inc.	54,400	1,737,534
Bridgestone Corp.	52,500	2,267,539
Canon, Inc.#	86,300	2,658,060
Capcom Co., Ltd.	32,700	977,171
Security Description	Shares or Principal Amount	Value

Japan (continued)
Central Japan Railway Co.	71,400	$ 1,568,473
Chiba Bank, Ltd.	53,600	489,457
Chubu Electric Power Co., Inc.	59,600	732,289
Chugai Pharmaceutical Co., Ltd.	61,700	3,251,476
Concordia Financial Group, Ltd.	94,700	610,076
Dai Nippon Printing Co., Ltd.	34,900	516,970
Daifuku Co., Ltd.	30,000	806,421
Dai-ichi Life Holdings, Inc.	324,000	2,540,978
Daiichi Sankyo Co., Ltd.	158,300	4,226,614
Daikin Industries, Ltd.	24,200	2,789,235
Daito Trust Construction Co., Ltd.	5,400	609,444
Daiwa House Industry Co., Ltd.	51,800	1,753,486
Daiwa Securities Group, Inc.	123,000	836,925
Denso Corp.	173,800	2,369,149
Dentsu Group, Inc.	18,000	390,535
Disco Corp.	8,500	1,941,659
East Japan Railway Co.	83,900	1,766,684
Eisai Co., Ltd.	24,800	713,693
ENEOS Holdings, Inc.	252,400	1,202,230
FANUC Corp.	86,900	2,335,934
Fast Retailing Co., Ltd.	17,600	5,913,757
Fuji Electric Co., Ltd.	12,700	567,416
FUJIFILM Holdings Corp.#	102,800	2,346,122
Fujikura, Ltd.	23,100	1,078,466
Fujitsu, Ltd.	161,700	3,728,556
Hankyu Hanshin Holdings, Inc.	21,100	569,676
Hikari Tsushin, Inc.	1,700	464,769
Hitachi, Ltd.	420,800	11,831,939
Honda Motor Co., Ltd.	389,300	3,971,593
Hoshizaki Corp.#	10,100	378,675
Hoya Corp.	31,900	3,794,214
Hulic Co., Ltd.#	42,600	432,824
Idemitsu Kosan Co., Ltd.	80,500	493,143
IHI Corp.	13,500	1,312,050
Inpex Corp.#	81,500	1,105,301
Isuzu Motors, Ltd.	49,200	669,984
ITOCHU Corp.	109,200	5,873,783
Japan Airlines Co., Ltd.	13,300	270,169
Japan Exchange Group, Inc.	91,800	1,020,106
Japan Post Bank Co., Ltd.	165,600	1,790,130
Japan Post Holdings Co., Ltd.	164,400	1,617,208
Japan Post Insurance Co., Ltd.	17,500	386,254
Japan Tobacco, Inc.	110,200	3,398,781
JFE Holdings, Inc.	49,200	585,189
Kajima Corp.	35,400	876,789
Kansai Electric Power Co., Inc.	85,100	970,493
Kao Corp.	42,300	1,941,928
Kawasaki Kisen Kaisha, Ltd.#	32,400	490,182
KDDI Corp.	281,900	4,895,709
Keyence Corp.	17,900	7,555,829
Kikkoman Corp.	63,900	587,288
Kirin Holdings Co., Ltd.	71,800	1,033,876
Kobe Bussan Co., Ltd.	14,300	452,170
Komatsu, Ltd.	82,600	2,538,359
Konami Group Corp.	9,300	1,270,312
Kubota Corp.	90,400	1,045,070
Kyocera Corp.	117,800	1,442,056
Kyowa Kirin Co., Ltd.	21,600	353,283
Lasertec Corp.#	7,400	751,082
LY Corp.	270,100	979,827
M3, Inc.	41,300	584,793
Makita Corp.	21,900	676,656
Marubeni Corp.	129,500	2,650,387

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MatsukiyoCocokara & Co.	30,900	$ 626,182
MEIJI Holdings Co., Ltd.	21,900	490,827
Minebea Mitsumi, Inc.	33,300	470,590
Mitsubishi Chemical Group Corp.	125,300	671,018
Mitsubishi Corp.	314,100	6,406,640
Mitsubishi Electric Corp.	175,800	3,547,887
Mitsubishi Estate Co., Ltd.	98,300	1,804,165
Mitsubishi HC Capital, Inc.#	81,100	596,576
Mitsubishi Heavy Industries, Ltd.#	295,000	6,871,955
Mitsubishi UFJ Financial Group, Inc.	1,053,200	14,825,092
Mitsui & Co., Ltd.	227,600	4,790,996
Mitsui Fudosan Co., Ltd.	242,800	2,345,405
Mitsui OSK Lines, Ltd.	31,400	1,118,350
Mizuho Financial Group, Inc.	220,100	6,121,409
MonotaRO Co., Ltd.	23,300	482,856
MS&AD Insurance Group Holdings, Inc.	118,400	2,843,673
Murata Manufacturing Co., Ltd.	153,300	2,271,348
NEC Corp.	113,600	2,988,123
Nexon Co., Ltd.	30,200	548,194
NIDEC Corp.	76,700	1,497,807
Nintendo Co., Ltd.	101,400	8,339,894
Nippon Building Fund, Inc.	708	647,505
Nippon Paint Holdings Co., Ltd.	90,800	687,492
Nippon Sanso Holdings Corp.	15,900	571,934
Nippon Steel Corp.	89,400	1,806,701
Nippon Telegraph & Telephone Corp.	2,745,200	3,060,079
Nippon Yusen KK#	40,600	1,487,214
Nissan Motor Co., Ltd.#†	203,500	521,708
Nissin Foods Holdings Co., Ltd.#	18,600	395,797
Nitori Holdings Co., Ltd.#	7,400	738,997
Nitto Denko Corp.	66,000	1,213,406
Nomura Holdings, Inc.	274,100	1,692,088
Nomura Research Institute, Ltd.	34,400	1,333,495
NTT Data Group Corp.	58,400	1,619,347
Obayashi Corp.	60,000	909,205
Obic Co., Ltd.	29,400	1,076,130
Olympus Corp.	104,200	1,343,278
Omron Corp.	17,100	445,043
Ono Pharmaceutical Co., Ltd.	33,200	361,198
Oracle Corp. Japan†	3,500	410,942
Oriental Land Co., Ltd.	99,200	2,215,015
ORIX Corp.	106,700	2,273,479
Osaka Gas Co., Ltd.	33,600	857,659
Otsuka Corp.	20,100	414,236
Otsuka Holdings Co., Ltd.	40,800	2,084,020
Pan Pacific International Holdings Corp.	35,300	1,162,561
Panasonic Holdings Corp.	215,600	2,499,189
Rakuten Group, Inc.†	139,500	774,208
Recruit Holdings Co., Ltd.	129,700	7,831,845
Renesas Electronics Corp.	153,900	1,906,972
Resona Holdings, Inc.	190,100	1,690,350
Ricoh Co., Ltd.	44,900	421,401
Sanrio Co., Ltd.	16,500	727,337
SBI Holdings, Inc.	25,100	765,585
SCREEN Holdings Co., Ltd.#	7,800	561,034
SCSK Corp.	14,000	427,214
Secom Co., Ltd.	38,800	1,420,469
Sekisui Chemical Co., Ltd.	34,900	608,770
Sekisui House, Ltd.	55,200	1,259,402
Seven & i Holdings Co., Ltd.	204,700	3,095,502
SG Holdings Co., Ltd.	29,200	285,212
Shimadzu Corp.	22,200	538,897
Security Description	Shares or Principal Amount	Value

Japan (continued)
Shimano, Inc.#	6,900	$ 986,125
Shin-Etsu Chemical Co., Ltd.	165,300	5,331,369
Shionogi & Co., Ltd.	68,200	1,141,288
Shiseido Co., Ltd.#	38,000	615,310
SMC Corp.	5,200	1,956,844
SoftBank Corp.	2,630,000	4,046,576
SoftBank Group Corp.	87,800	4,645,813
Sompo Holdings, Inc.	81,800	2,493,878
Sony Group Corp.	565,000	14,959,867
Subaru Corp.	54,800	1,020,252
Sumitomo Corp.	100,100	2,575,282
Sumitomo Electric Industries, Ltd.	64,800	1,367,197
Sumitomo Metal Mining Co., Ltd.#	24,200	558,183
Sumitomo Mitsui Financial Group, Inc.	339,000	8,716,773
Sumitomo Mitsui Trust Group, Inc.	60,000	1,635,776
Sumitomo Realty & Development Co., Ltd.	27,900	1,077,067
Suntory Beverage & Food, Ltd.	12,000	391,202
Suzuki Motor Corp.	144,900	1,865,438
Sysmex Corp.	45,000	760,711
T&D Holdings, Inc.	44,300	1,020,259
Taisei Corp.	14,300	800,291
Takeda Pharmaceutical Co., Ltd.	146,200	4,383,104
TDK Corp.	179,100	1,991,452
Terumo Corp.	123,200	2,278,295
TIS, Inc.	19,800	653,326
Toho Co., Ltd.	10,400	550,374
Tokio Marine Holdings, Inc.	164,600	6,991,453
Tokyo Electron, Ltd.	41,200	6,585,357
Tokyo Gas Co., Ltd.	30,400	1,023,580
Tokyo Metro Co., Ltd.#	27,000	341,218
Tokyu Corp.	45,900	558,857
Toppan Holdings, Inc.	21,400	572,570
Toray Industries, Inc.	125,800	872,587
Toyota Industries Corp.	15,000	1,888,356
Toyota Motor Corp.	870,600	16,753,128
Toyota Tsusho Corp.	58,900	1,256,632
Trend Micro, Inc.	11,600	872,650
Unicharm Corp.#	102,700	818,988
West Japan Railway Co.	41,400	897,367
Yakult Honsha Co., Ltd.	23,600	478,741
Yamaha Motor Co., Ltd.	85,700	661,086
Yokogawa Electric Corp.	21,000	517,940
Zensho Holdings Co., Ltd.	9,000	494,048
ZOZO, Inc.	33,700	366,287
		372,085,309
Jersey — 0.5%
CVC Capital Partners PLC*	19,164	356,208
Experian PLC	84,352	4,197,154
Glencore PLC	945,080	3,608,682
WPP PLC	99,745	805,542
		8,967,586
Luxembourg — 0.7%
ArcelorMittal SA	43,368	1,315,752
Eurofins Scientific SE	10,914	727,924
InPost SA†	19,130	314,522
Spotify Technology SA†	14,105	9,381,800
Tenaris SA	36,603	613,854
		12,353,852
Macau — 0.0%
Sands China, Ltd.	224,400	441,296

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands — 5.9%
ABN AMRO Bank NV CVA*	42,363	$ 1,095,261
Adyen NV*†	2,322	4,454,656
AerCap Holdings NV	16,968	1,963,707
Airbus SE	54,589	10,046,219
Akzo Nobel NV#	15,395	1,048,116
Argenx SE†	5,582	3,209,605
ASM International NV	4,333	2,359,587
ASML Holding NV	36,181	26,863,337
ASR Nederland NV	13,590	871,530
BE Semiconductor Industries NV#	7,315	884,985
Davide Campari-Milano NV#	55,495	361,940
Euronext NV*	7,182	1,169,399
EXOR NV	8,737	841,252
Ferrari NV	11,654	5,576,190
Ferrovial SE#	43,845	2,232,306
Heineken Holding NV	11,984	933,456
Heineken NV	26,628	2,371,010
IMCD NV	5,465	741,526
ING Groep NV	291,005	6,172,277
JDE Peet's NV	15,402	423,564
Koninklijke Ahold Delhaize NV	83,870	3,540,659
Koninklijke KPN NV	359,567	1,689,423
Koninklijke Philips NV	76,940	1,769,071
NN Group NV	24,871	1,565,049
Prosus NV	120,599	6,189,423
QIAGEN NV	19,942	900,065
Randstad NV#	9,474	397,588
Stellantis NV#	185,238	1,885,595
STMicroelectronics NV	62,602	1,571,255
Universal Music Group NV#	101,409	3,242,479
Wolters Kluwer NV	22,053	3,913,765
		100,284,295
New Zealand — 0.3%
Contact Energy, Ltd.	84,766	463,972
Fisher & Paykel Healthcare Corp., Ltd.	56,436	1,230,902
Infratil, Ltd.	105,323	663,657
Meridian Energy, Ltd.	127,784	419,202
Xero, Ltd.†	13,363	1,587,435
		4,365,168
Norway — 0.6%
Aker BP ASA	29,218	672,672
DNB Bank ASA	82,799	2,216,918
Equinor ASA	77,465	1,817,590
Gjensidige Forsikring ASA	18,492	468,124
Kongsberg Gruppen ASA	8,133	1,432,601
Mowi ASA	41,656	777,831
Norsk Hydro ASA	130,026	712,841
Orkla ASA	62,507	707,899
Salmar ASA	5,605	249,846
Telenor ASA	55,507	851,578
Yara International ASA	14,925	535,156
		10,443,056
Portugal — 0.2%
EDP SA	282,872	1,127,367
Galp Energia SGPS SA#	37,612	599,813
Jeronimo Martins SGPS SA	26,183	658,806
		2,385,986
Singapore — 1.7%
CapitaLand Ascendas REIT	360,900	741,527
Security Description	Shares or Principal Amount	Value

Singapore (continued)
CapitaLand Integrated Commercial Trust	539,882	$ 874,862
CapitaLand Investment, Ltd.#	215,100	420,277
DBS Group Holdings, Ltd.	196,300	6,806,386
Genting Singapore, Ltd.#	660,900	353,573
Grab Holdings, Ltd., Class A†	209,553	1,020,523
Keppel, Ltd.	144,100	758,627
Oversea-Chinese Banking Corp., Ltd.	311,100	3,914,831
Sea, Ltd. ADR†	33,295	5,339,519
Sembcorp Industries, Ltd.	92,800	476,322
Singapore Airlines, Ltd.#	137,700	761,234
Singapore Technologies Engineering, Ltd.	143,900	872,493
Singapore Telecommunications, Ltd.	687,100	2,029,735
United Overseas Bank, Ltd.	115,300	3,165,554
Wilmar International, Ltd.	190,900	451,440
Yangzijiang Shipbuilding Holdings, Ltd.	284,000	466,819
		28,453,722
Spain — 3.1%
Acciona SA	2,231	359,713
ACS Actividades de Construccion y Servicios SA	16,484	1,082,765
Aena SME SA*	7,183	1,932,957
Amadeus IT Group SA#	41,653	3,470,500
Banco Bilbao Vizcaya Argentaria SA	532,868	7,992,645
Banco de Sabadell SA	502,998	1,602,017
Banco Santander SA	1,392,032	11,113,078
Bankinter SA	62,137	800,076
CaixaBank SA	364,863	3,102,157
Cellnex Telecom SA*	45,582	1,745,215
EDP Renovaveis SA#	28,433	285,393
Endesa SA	31,858	972,335
Iberdrola SA #	534,271	9,754,740
Industria de Diseno Textil SA#	100,857	5,464,804
International Consolidated Airlines Group SA	114,557	504,036
Repsol SA	107,012	1,440,463
Telefonica SA#	339,707	1,817,514
		53,440,408
SupraNational — 0.1%
Unibail-Rodamco-Westfield	11,209	1,062,217
Sweden — 3.1%
AddTech AB, Class B	24,031	825,686
Alfa Laval AB	26,751	1,137,628
Assa Abloy AB, Class B	92,672	2,937,641
Atlas Copco AB, Class A	251,329	4,034,603
Atlas Copco AB, Class B	144,317	2,055,553
Beijer Ref AB	35,588	525,266
Boliden AB†	24,655	771,260
Epiroc AB, Class A	60,932	1,363,303
Epiroc AB, Class B	36,057	705,197
EQT AB	34,426	1,007,613
Essity AB, Class B	56,423	1,649,677
Evolution AB*	13,623	935,014
Fastighets AB Balder, Class B†	64,034	448,715
H & M Hennes & Mauritz AB, Class B	52,374	750,077
Hexagon AB, Class B	191,962	1,934,247
Holmen AB, Class B	7,526	310,870
Industrivarden AB, Class A	11,020	399,329
Industrivarden AB, Class C	13,956	504,119
Indutrade AB	25,264	684,638
Investment AB Latour, Class B	13,690	360,994
Investor AB, Class B	159,009	4,680,565
L E Lundbergforetagen AB, Class B	6,853	349,979
Lifco AB, Class B	21,553	877,682

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Nibe Industrier AB, Class B	143,552	$ 588,017
Saab AB, Class B	29,615	1,496,821
Sagax AB, Class B	18,685	408,901
Sandvik AB	98,582	2,153,247
Securitas AB, Class B	45,472	672,336
Skandinaviska Enskilda Banken AB, Class A	145,783	2,432,264
Skanska AB, Class B	31,464	747,959
SKF AB, Class B	30,747	676,072
Svenska Cellulosa AB SCA, Class B	54,691	739,619
Svenska Handelsbanken AB, Class A	134,859	1,801,271
Swedbank AB, Class A	77,997	2,111,226
Swedish Orphan Biovitrum AB†	18,103	553,648
Tele2 AB, Class B	49,275	737,304
Telefonaktiebolaget LM Ericsson, Class B	256,837	2,182,871
Telia Co. AB	212,672	821,676
Trelleborg AB, Class B	19,698	721,599
Volvo AB, Class B	145,931	4,047,487
		52,141,974
Switzerland — 9.7%
ABB, Ltd.	146,226	8,268,965
Alcon AG	46,202	3,968,993
Avolta AG	8,128	435,337
Baloise Holding AG	3,811	903,897
Banque Cantonale Vaudoise#	2,785	322,153
Barry Callebaut AG#	329	337,195
BKW AG	1,838	386,136
Chocoladefabriken Lindt & Spruengli AG	10	1,569,866
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)#	87	1,398,554
Cie Financiere Richemont SA, Class A#	49,387	9,292,317
Coca-Cola HBC AG	20,093	1,045,532
DSM-Firmenich AG	17,195	1,913,749
EMS-Chemie Holding AG#	649	492,861
Galderma Group AG	8,798	1,151,330
Geberit AG	3,091	2,302,288
Givaudan SA	851	4,268,442
Helvetia Holding AG	3,346	791,982
Holcim AG	47,883	5,295,639
Julius Baer Group, Ltd.	19,047	1,252,520
Kuehne & Nagel International AG	4,466	1,004,172
Logitech International SA	14,063	1,169,467
Lonza Group AG	6,678	4,618,612
Nestle SA	240,695	25,648,787
Novartis AG	174,658	19,955,154
Partners Group Holding AG	2,098	2,809,230
Roche Holding AG	64,543	20,821,588
Roche Holding AG (BR)	2,959	1,006,707
Sandoz Group AG	38,648	1,959,637
Schindler Holding AG	2,171	743,891
Schindler Holding AG (Participation Certificate)	3,765	1,337,650
SGS SA	14,017	1,460,970
SIG Group AG#	29,279	597,676
Sika AG	14,096	3,762,930
Sonova Holding AG#	4,686	1,466,724
Straumann Holding AG	10,320	1,323,543
Swatch Group AG #	2,608	439,050
Swiss Life Holding AG	2,656	2,650,836
Swiss Prime Site AG	7,148	1,015,311
Swiss Re AG	27,710	4,890,495
Swisscom AG	2,395	1,645,653
Temenos AG#	4,884	362,294
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
UBS Group AG	302,153	$ 9,615,294
VAT Group AG*	2,434	924,802
Zurich Insurance Group AG	13,445	9,429,470
		166,057,699
United Kingdom — 14.1%
3i Group PLC	89,424	4,906,164
Admiral Group PLC	24,073	1,086,564
Anglo American PLC	116,737	3,468,146
Antofagasta PLC	36,461	869,771
Ashtead Group PLC	39,685	2,317,905
Associated British Foods PLC	29,563	829,694
AstraZeneca PLC	142,453	20,575,320
Auto Trader Group PLC*	82,132	878,644
Aviva PLC	246,020	2,023,986
BAE Systems PLC	276,744	7,090,139
Barclays PLC	1,313,852	5,797,463
Barratt Redrow PLC	124,785	774,738
BP PLC	1,476,329	7,155,899
British American Tobacco PLC	181,988	8,175,015
BT Group PLC#	550,641	1,331,350
Bunzl PLC	30,578	978,894
Centrica PLC	469,479	1,001,646
Coca-Cola Europacific Partners PLC	19,154	1,758,146
Compass Group PLC	156,943	5,508,456
Croda International PLC	12,265	506,994
Diageo PLC	205,736	5,591,089
GSK PLC	379,401	7,703,568
Haleon PLC	829,076	4,623,491
Halma PLC	35,102	1,374,383
Hikma Pharmaceuticals PLC	15,387	443,658
HSBC Holdings PLC	1,623,597	19,101,707
Imperial Brands PLC	71,865	2,720,846
Informa PLC	122,993	1,301,522
InterContinental Hotels Group PLC	13,667	1,564,104
Intertek Group PLC	14,922	962,232
J Sainsbury PLC	162,199	623,710
JD Sports Fashion PLC	234,481	265,758
Kingfisher PLC	167,637	627,003
Land Securities Group PLC	65,432	558,051
Legal & General Group PLC	539,479	1,807,717
Lloyds Banking Group PLC	5,525,627	5,747,501
London Stock Exchange Group PLC	44,224	6,718,229
M&G PLC	211,136	673,350
Marks & Spencer Group PLC	189,681	956,841
Melrose Industries PLC	115,188	726,484
Mondi PLC	39,790	646,281
National Grid PLC#	452,326	6,377,802
NatWest Group PLC	707,468	5,000,522
Next PLC	10,723	1,858,687
Pearson PLC	55,442	870,252
Phoenix Group Holdings PLC	64,923	554,585
Prudential PLC	239,708	2,728,454
Reckitt Benckiser Group PLC	62,642	4,247,041
RELX PLC	169,709	9,132,573
Rentokil Initial PLC	233,417	1,105,762
Rio Tinto PLC	104,260	6,183,694
Rolls-Royce Holdings PLC	778,844	9,089,686
Sage Group PLC	92,689	1,522,342
Schroders PLC	72,982	349,473
Segro PLC	118,830	1,115,936
Severn Trent PLC	24,981	909,779
Shell PLC	549,922	18,149,253

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Smith & Nephew PLC	76,803	$ 1,111,898
Smiths Group PLC	31,696	919,878
Spirax Group PLC	6,636	510,979
SSE PLC	102,029	2,420,824
Standard Chartered PLC	186,068	2,903,090
Tesco PLC	618,130	3,231,408
Unilever PLC	229,109	14,530,032
United Utilities Group PLC	63,047	994,722
Vodafone Group PLC	1,838,476	1,904,371
Whitbread PLC	16,312	636,042
Wise PLC, Class A†	61,601	912,149
		241,043,693
Total Long-Term Investment Securities (cost $1,204,244,071)		1,691,212,837
SHORT-TERM INVESTMENTS — 3.1%
Unaffiliated Investment Companies — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1)	3,150	3,150
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(1)(2)	53,352,381	53,352,381
Total Short-Term Investments (cost $53,355,531)		53,355,531
TOTAL INVESTMENTS (cost $1,257,599,602)(3)	102.2%	1,744,568,368
Other assets less liabilities	(2.2)	(37,961,697)
NET ASSETS	100.0%	$1,706,606,671
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $21,322,145 representing 1.2% of net assets.
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	At May 31, 2025, the Fund had loaned securities with a total value of $63,781,440. This was secured by collateral of $53,352,381, which was received in cash and subsequently invested in short-term investments currently valued at $53,352,381 as reported in the Portfolio of Investments. Additional collateral of $13,762,557 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	$341,961
United States Treasury Bills	0.00%	06/24/2025 to 12/26/2025	166,868
United States Treasury Notes/Bonds	0.13% to 4.88%	06/30/2025 to 11/15/2054	13,253,728
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs and Co. LLC	Redeia Corporation SA	37,521	2.42%	Monthly	08/19/2026	$783,887	$(13,791)	$(13,791)
Singapore
HSBC Holdings	Singapore Exchange, Ltd.	79,300	2.41	Monthly	02/10/2028	850,011	10,292	10,292
							$(3,499)	$(3,499)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	SGX Nikkei 225 Index	June 2025	$1,571,686	$1,582,613	$10,927
6	Long	SPI 200 Index	June 2025	814,371	817,707	3,336
						$14,263
						Unrealized (Depreciation)
51	Long	Euro STOXX 50 Index	June 2025	$3,114,007	$3,108,499	$(5,508)
13	Long	FTSE 100 Index	June 2025	1,538,923	1,538,127	(796)
						$(6,304)
		Net Unrealized Appreciation (Depreciation)				$7,959
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Industry Allocation*
Banks	14.5%
Pharmaceuticals	7.9
Insurance	6.2
Food	3.5
Aerospace/Defense	3.4
Telecommunications	3.2
Oil & Gas	3.2
Short-Term Investments	3.1
Semiconductors	3.0
Electric	2.7
Commercial Services	2.7
Software	2.7
Auto Manufacturers	2.6
Chemicals	2.4
Retail	2.3
Cosmetics/Personal Care	2.2
Mining	2.1
Healthcare-Products	2.1
Machinery-Construction & Mining	2.0
Diversified Financial Services	1.9
Internet	1.9
Distribution/Wholesale	1.8
Apparel	1.7
Machinery-Diversified	1.5
Beverages	1.5
Engineering & Construction	1.5
Electronics	1.4
Building Materials	1.4
Miscellaneous Manufacturing	1.2
Transportation	1.1
Computers	1.1
Home Furnishings	1.1
Electrical Components & Equipment	1.0
Agriculture	0.9
REITS	0.8
Biotechnology	0.7
Real Estate	0.6
Auto Parts & Equipment	0.6
Toys/Games/Hobbies	0.6
Private Equity	0.6
Entertainment	0.5
Healthcare-Services	0.5
Investment Companies	0.5
Household Products/Wares	0.4
Gas	0.4
Food Service	0.3
Iron/Steel	0.3
Leisure Time	0.3
Lodging	0.3
Water	0.3
Airlines	0.2
Hand/Machine Tools	0.2
Home Builders	0.2
Metal Fabricate/Hardware	0.2
Advertising	0.2
Office/Business Equipment	0.2
Media	0.1
Forest Products & Paper	0.1
Shipbuilding	0.1
Energy-Alternate Sources	0.1
Holding Companies-Diversified	0.1
102.2%
*	Calculated as a percentage of net assets

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Denmark	$—	$39,892,357	$—	$39,892,357
Israel	6,956,630	8,717,554	—	15,674,184
Other Countries	1,635,646,296	—	—	1,635,646,296
Short-Term Investments	53,355,531	—	—	53,355,531
Total Investments at Value	$1,695,958,457	$48,609,911	$—	$1,744,568,368
Other Financial Instruments:†
Swaps	$—	$10,292	$—	$10,292
Futures Contracts	14,263	—	—	14,263
Total Other Financial Instruments	$14,263	$10,292	$—	$24,555
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$13,791	$—	$13,791
Futures Contracts	6,304	—	—	6,304
Total Other Financial Instruments	$6,304	$13,791	$—	$20,095
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 4.6%
Cayman Islands — 0.5%
Gaci First Investment Co.
4.88%, 02/14/2035	$ 300,000	$ 289,345
Mexico — 1.1%
Petroleos Mexicanos
5.35%, 02/12/2028	200,000	187,982
6.70%, 02/16/2032	470,000	419,501
		607,483
Morocco — 0.5%
OCP SA
6.70%, 03/01/2036*	280,000	275,100
Peru — 0.5%
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	294,450
Serbia — 0.4%
Telecommunications co Telekom Srbija AD Belgrade
7.00%, 10/28/2029*	200,000	198,192
Singapore — 0.4%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	218,160	216,788
Turkey — 0.5%
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	250,000	253,125
United Arab Emirates — 0.4%
DP World, Ltd.
5.63%, 09/25/2048	250,000	228,125
United States — 0.3%
Sasol Financing USA LLC
8.75%, 05/03/2029	200,000	196,644
Total Corporate Bonds & Notes (cost $2,573,107)		2,559,252
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.3%
United States — 28.3%
United States Treasury Bonds
1.88%, 02/15/2041	940,000	633,105
2.50%, 05/15/2046	350,000	236,387
2.88%, 05/15/2043 to 05/15/2049	970,000	712,632
3.00%, 02/15/2047	500,000	367,480
3.75%, 08/15/2041 to 11/15/2043	920,000	798,256
4.25%, 02/15/2054	250,000	223,291
4.50%, 11/15/2054	400,000	373,375
4.63%, 02/15/2055	500,000	476,875
4.75%, 02/15/2041 to 02/15/2045	750,000	736,631
United States Treasury Notes
0.50%, 06/30/2027	500,000	466,387
0.88%, 11/15/2030	1,000,000	847,070
1.13%, 08/31/2028	1,020,000	934,934
1.25%, 09/30/2028	450,000	413,209
1.38%, 11/15/2031	400,000	337,781
1.63%, 05/15/2031#	500,000	435,625
1.88%, 02/28/2029	1,000,000	929,961
2.38%, 05/15/2027	1,120,000	1,087,756
2.75%, 08/15/2032#	700,000	637,684
2.88%, 05/15/2028	500,000	486,230
3.63%, 08/31/2029#	900,000	889,172
3.75%, 06/30/2030	1,000,000	989,219
3.88%, 08/15/2034	400,000	385,375
Security Description		Shares or Principal Amount	Value

United States (continued)
4.00%, 02/15/2034		$ 600,000	$ 586,242
4.25%, 11/15/2034		200,000	198,031
4.38%, 11/30/2030 to 05/15/2034		1,500,000	1,520,953
Total U.S. Government & Agency Obligations (cost $16,856,542)			15,703,661
FOREIGN GOVERNMENT OBLIGATIONS — 64.7%
Angola — 1.0%
Republic of Angola
8.00%, 11/26/2029		300,000	255,844
8.75%, 04/14/2032		350,000	286,929
			542,773
Argentina — 1.0%
Republic of Argentina
0.75%, 07/09/2030(1)		193,600	151,589
4.13%, 07/09/2035(1)		580,000	389,470
			541,059
Australia — 2.5%
Commonwealth of Australia
1.25%, 05/21/2032	AUD	600,000	324,627
2.75%, 11/21/2027	AUD	650,000	413,505
3.00%, 03/21/2047	AUD	559,000	271,459
3.75%, 05/21/2034	AUD	600,000	375,049
			1,384,640
Azerbaijan — 0.5%
Republic of Azerbaijan
3.50%, 09/01/2032		300,000	262,648
Belgium — 0.8%
Kingdom of Belgium
0.40%, 06/22/2040*	EUR	600,000	439,283
Benin — 0.5%
Republic of Benin
7.96%, 02/13/2038		300,000	274,927
Bulgaria — 1.2%
Government of Bulgaria
4.88%, 05/13/2036	EUR	200,000	253,068
5.00%, 03/05/2037		400,000	386,320
			639,388
Dominican Republic — 0.9%
Dominican Republic
5.88%, 01/30/2060		350,000	287,052
5.95%, 01/25/2027		200,000	201,110
			488,162
Ecuador — 0.6%
Republic of Ecuador
5.00%, 07/31/2040(1)		360,000	192,305
5.50%, 07/31/2035(1)		225,164	140,164
			332,469
Egypt — 1.1%
Arab Republic of Egypt
7.63%, 05/29/2032		450,000	405,362
8.75%, 09/30/2051		300,000	233,440
			638,802
Finland — 0.5%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	294,491

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France — 3.6%
Government of France
0.75%, 05/25/2028*	EUR	400,000	$ 436,233
1.25%, 05/25/2034*	EUR	600,000	585,964
1.75%, 05/25/2066*	EUR	235,000	148,196
3.00%, 05/25/2054*	EUR	350,000	335,287
3.50%, 11/25/2033*	EUR	400,000	471,369
			1,977,049
Germany — 5.4%
Federal Republic of Germany
0.50%, 08/15/2027	EUR	930,000	1,027,145
2.30%, 02/15/2033	EUR	400,000	453,038
2.50%, 08/15/2054	EUR	200,000	205,441
2.60%, 08/15/2034	EUR	500,000	573,570
4.00%, 01/04/2037	EUR	100,000	128,704
4.75%, 07/04/2040	EUR	260,000	364,952
6.50%, 07/04/2027	EUR	200,000	248,912
			3,001,762
Indonesia — 0.6%
Republic of Indonesia
2.15%, 07/28/2031		$ 400,000	343,322
Italy — 5.4%
Republic of Italy
2.00%, 02/01/2028	EUR	465,000	527,538
2.50%, 12/01/2032	EUR	600,000	656,622
2.70%, 03/01/2047*	EUR	470,000	429,405
3.00%, 08/01/2029	EUR	180,000	209,536
3.50%, 03/01/2030*	EUR	300,000	356,372
4.35%, 11/01/2033	EUR	300,000	369,262
4.75%, 09/01/2028*	EUR	140,000	171,634
6.00%, 05/01/2031	EUR	200,000	267,353
			2,987,722
Ivory Coast — 0.8%
Republic of Ivory Coast
8.08%, 04/01/2036*		275,000	259,693
8.25%, 01/30/2037		200,000	189,460
			449,153
Japan — 8.3%
Government of Japan
0.10%, 03/20/2028	JPY	100,000,000	681,414
0.10%, 03/20/2031	JPY	70,000,000	459,895
0.20%, 06/20/2028	JPY	50,000,000	340,992
0.50%, 12/20/2041	JPY	100,000,000	529,511
0.60%, 09/20/2029	JPY	80,000,000	547,182
0.70%, 03/20/2061	JPY	185,000,000	645,170
0.80%, 03/20/2047	JPY	80,000,000	395,855
1.70%, 09/20/2032	JPY	60,000,000	431,648
2.30%, 12/20/2036	JPY	30,000,000	221,301
2.30%, 03/20/2039	JPY	50,000,000	361,430
			4,614,398
Jordan — 1.2%
Kingdom of Jordan
5.85%, 07/07/2030		350,000	328,206
7.38%, 10/10/2047		400,000	344,312
			672,518
Kazakhstan — 0.6%
Republic of Kazakhstan
6.50%, 07/21/2045		300,000	313,131
Security Description		Shares or Principal Amount	Value

Mexico — 2.1%
United Mexican States
2.66%, 05/24/2031		$ 200,000	$ 169,680
6.40%, 05/07/2054		450,000	396,099
8.50%, 02/28/2030	MXN	6,000,000	305,955
8.50%, 11/18/2038	MXN	6,000,000	281,003
			1,152,737
Morocco — 0.6%
Kingdom of Morocco
3.00%, 12/15/2032		400,000	330,541
Nigeria — 0.5%
Federal Republic of Nigeria
6.13%, 09/28/2028		300,000	278,925
Oman — 0.5%
Sultanate of Oman
6.50%, 03/08/2047		300,000	293,529
Pakistan — 0.5%
Islamic Republic of Pakistan
7.38%, 04/08/2031		300,000	255,000
Panama — 0.3%
Republic of Panama
6.40%, 02/14/2035		200,000	188,060
Peru — 0.8%
Republic of Peru
1.95%, 11/17/2036	EUR	300,000	272,758
2.84%, 06/20/2030		200,000	180,740
			453,498
Poland — 1.5%
Republic of Poland
2.50%, 07/25/2026	PLN	1,000,000	260,495
5.13%, 09/18/2034		380,000	376,200
5.50%, 03/18/2054		200,000	181,252
			817,947
Qatar — 0.3%
State of Qatar
5.10%, 04/23/2048		200,000	185,813
Romania — 0.3%
Government of Romania
6.00%, 05/25/2034		150,000	139,875
Saudi Arabia — 2.6%
Kingdom of Saudi Arabia
3.25%, 10/22/2030		300,000	279,069
3.38%, 03/05/2032	EUR	200,000	226,415
3.45%, 02/02/2061		300,000	179,583
5.38%, 01/13/2031*		200,000	205,976
5.75%, 01/16/2054*		200,000	186,337
5.75%, 01/16/2054		400,000	372,750
			1,450,130
Serbia — 1.2%
Republic of Serbia
1.65%, 03/03/2033	EUR	300,000	274,261
6.00%, 06/12/2034		400,000	396,416
			670,677

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa — 1.0%
Republic of South Africa
7.10%, 11/19/2036*		$ 200,000	$ 193,857
7.30%, 04/20/2052		400,000	346,000
			539,857
Spain — 5.7%
Kingdom of Spain
0.50%, 10/31/2031*	EUR	400,000	397,519
1.00%, 10/31/2050*	EUR	470,000	292,640
1.30%, 10/31/2026*	EUR	655,000	738,027
3.45%, 10/31/2034*	EUR	1,000,000	1,172,135
5.75%, 07/30/2032	EUR	400,000	542,847
			3,143,168
Sri Lanka — 0.8%
Republic of Sri Lanka
3.35%, 03/15/2033(1)		200,000	155,250
3.60%, 05/15/2036(1)		200,000	155,000
3.60%, 02/15/2038*(1)		200,000	155,772
			466,022
Sweden — 0.7%
Kingdom of Sweden
2.25%, 05/11/2035	SEK	4,000,000	414,714
Trinidad and Tobago — 0.6%
Republic of Trinidad & Tobago
6.40%, 06/26/2034		350,000	334,233
Turkey — 1.1%
Republic of Turkey
7.25%, 05/29/2032		400,000	393,106
9.38%, 01/19/2033		200,000	220,267
			613,373
United Arab Emirates — 1.3%
Emirate of Abu Dhabi
1.63%, 06/02/2028		400,000	370,078
2.70%, 09/02/2070		200,000	104,827
3.88%, 04/16/2050		300,000	227,378
			702,283
United Kingdom — 5.0%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	285,202
1.13%, 01/31/2039	GBP	500,000	420,946
3.25%, 01/31/2033	GBP	300,000	373,314
3.75%, 03/07/2027	GBP	600,000	804,279
Security Description		Shares or Principal Amount	Value

United Kingdom (continued)
4.25%, 07/31/2034	GBP	350,000	$ 459,195
4.38%, 07/31/2054	GBP	400,000	458,749
			2,801,685
Uruguay — 0.2%
Oriental Republic of Uruguay
5.10%, 06/18/2050		$ 100,000	89,545
Zambia — 0.6%
Repubic of Zambia
5.75%, 06/30/2033(1)		399,705	358,935
Total Foreign Government Obligations (cost $37,072,687)			35,878,244
TOTAL INVESTMENTS (cost $56,502,336)(2)		97.6%	54,141,157
Other assets less liabilities		2.4	1,344,943
NET ASSETS		100.0%	$55,486,100
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $7,996,607 representing 14.4% of net assets.
#	The security or a portion thereof is out on loan.
At May 31, 2025, the Fund had loaned securities with a total value of $1,977,129. This was secured by collateral of $2,072,598 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Home Loan Mtg. Corp.	1.50% to 9.50%	06/01/2025 to 04/25/2055	$732,741
Federal National Mtg. Assoc.	1.50% to 9.00%	06/01/2025 to 03/01/2062	461,557
Government National Mtg. Assoc.	1.50% to 7.50%	06/15/2025 to 01/16/2067	878,300
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
AUD—Australian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
PLN—Polish Zloty
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	64.7%
U.S. Government & Agency Obligations	28.3
Oil & Gas	1.1
Electric	0.9
Chemicals	0.8
Investment Companies	0.5
Telecommunications	0.5
Commercial Services	0.4
Distribution/Wholesale	0.4
97.6%
*	Calculated as a percentage of net assets

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$2,559,252	$—	$2,559,252
U.S. Government & Agency Obligations	—	15,703,661	—	15,703,661
Foreign Government Obligations	—	35,878,244	—	35,878,244
Total Investments at Value	$—	$54,141,157	$—	$54,141,157
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Brazil — 1.6%
NU Holdings, Ltd., Class A†	503,604	$ 6,048,284
Canada — 8.7%
Brookfield Corp.#	148,168	8,552,257
Canada Goose Holdings, Inc.#†	384,121	4,636,341
Canadian Pacific Kansas City, Ltd.	161,398	13,182,571
Shopify, Inc., Class A†	63,559	6,814,796
		33,185,965
Denmark — 8.3%
DSV A/S	133,204	31,541,381
France — 21.4%
EssilorLuxottica SA	21,687	6,025,617
Hermes International S.C.A.	12,546	34,587,727
L'Oreal SA	36,907	15,605,816
LVMH Moet Hennessy Louis Vuitton SE	13,548	7,356,957
Schneider Electric SE	71,941	18,081,067
		81,657,184
Hong Kong — 2.7%
AIA Group, Ltd.	1,235,518	10,344,436
India — 8.2%
HDFC Bank, Ltd.	536,825	12,179,325
ICICI Bank, Ltd. ADR	404,350	13,844,944
Titan Co., Ltd.	125,639	5,212,018
		31,236,287
Italy — 5.8%
Moncler SpA	351,878	21,998,668
Japan — 5.2%
Keyence Corp.	34,400	14,520,699
Sanrio Co., Ltd.	118,900	5,240,375
		19,761,074
Luxembourg — 8.1%
Spotify Technology SA†	46,244	30,758,734
Netherlands — 5.4%
Adyen NV*†	3,693	7,084,860
ASML Holding NV	18,462	13,707,496
		20,792,356
Switzerland — 5.9%
Chocoladefabriken Lindt & Spruengli AG	39	6,122,479
Cie Financiere Richemont SA, Class A	33,741	6,348,473
Straumann Holding AG	78,280	10,039,434
		22,510,386
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	583,000	18,538,413
Security Description	Shares or Principal Amount	Value

United Kingdom — 5.5%
Birkenstock Holding PLC†	86,144	$ 4,632,825
London Stock Exchange Group PLC	80,002	12,153,395
Rightmove PLC	426,314	4,280,383
		21,066,603
United States — 7.3%
Liberty Media Corp.-Liberty Formula One, Class C†	93,800	9,054,514
MercadoLibre, Inc.†	7,255	18,596,669
		27,651,183
Total Long-Term Investment Securities (cost $247,359,345)		377,090,954
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(1)(2) (cost $4,801,513)	4,801,513	4,801,513
TOTAL INVESTMENTS (cost $252,160,858)(3)	100.3%	381,892,467
Other assets less liabilities	(0.3)	(1,112,335)
NET ASSETS	100.0%	$380,780,132
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $7,084,860 representing 1.9% of net assets.
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	At May 31, 2025, the Fund had loaned securities with a total value of $5,710,683. This was secured by collateral of $4,801,513, which was received in cash and subsequently invested in short-term investments currently valued at $4,801,513 as reported in the Portfolio of Investments. Additional collateral of $1,099,133 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
United States Treasury Notes/Bonds	0.13% to 5.00%	07/15/2025 to 05/15/2054	$1,099,133
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Industry Allocation*
Internet	15.9%
Apparel	13.4
Transportation	11.8
Retail	8.9
Semiconductors	8.5
Banks	8.4
Electrical Components & Equipment	4.7
Healthcare-Products	4.2
Cosmetics/Personal Care	4.1
Machinery-Diversified	3.8

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Industry Allocation*(continued)
Diversified Financial Services	3.2%
Insurance	2.7
Media	2.4
Private Equity	2.2
Commercial Services	1.8
Food	1.6
Toys/Games/Hobbies	1.4
Short-Term Investments	1.3
100.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Denmark	$—	$31,541,381	$—	$31,541,381
Taiwan	—	18,538,413	—	18,538,413
Other Countries	327,011,160	—	—	327,011,160
Short-Term Investments	4,801,513	—	—	4,801,513
Total Investments at Value	$331,812,673	$50,079,794	$—	$381,892,467
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Australia — 3.9%
ALS, Ltd.#	137,713	$ 1,426,530
Brickworks, Ltd.	8,611	152,698
Challenger, Ltd.	205,427	1,007,703
Charter Hall Group	68,621	803,715
Cochlear, Ltd.	6,983	1,222,087
Computershare, Ltd.	54,477	1,412,360
Evolution Mining, Ltd.	112,383	641,112
Genesis Minerals, Ltd.†	296,157	901,061
JB Hi-Fi, Ltd.	6,168	428,641
Judo Capital Holdings, Ltd.†	577,730	530,677
Liberty Financial Group, Ltd.	242,002	485,143
Nufarm, Ltd.#†	89,559	137,397
Orora, Ltd.#	323,956	390,497
Reliance Worldwide Corp, Ltd.	88,843	252,553
Sandfire Resources, Ltd.#†	48,266	358,724
SiteMinder, Ltd.#†	102,814	304,860
Stockland	541,591	1,906,138
Ventia Services Group Pty., Ltd.	50,940	155,314
Worley, Ltd.	31,573	264,982
		12,782,192
Austria — 2.0%
Addiko Bank AG	12,429	274,488
ANDRITZ AG	30,728	2,123,063
BAWAG Group AG*	29,144	3,623,526
Fabasoft AG	4,067	79,197
Wienerberger AG	8,944	331,068
		6,431,342
Belgium — 1.2%
Aedifica SA	4,939	372,931
Elia Group SA#	9,759	1,033,844
KBC Ancora	19,653	1,428,160
Warehouses De Pauw CVA	39,273	956,956
		3,791,891
Bermuda — 0.2%
Hiscox, Ltd.	46,849	795,968
Brazil — 3.4%
Hapvida Participacoes e Investimentos SA*†	442,701	221,370
Odontoprev SA	657,600	1,264,726
Raia Drogasil SA	482,800	1,253,533
Rumo SA	613,183	2,017,677
TIM SA	289,717	987,251
TOTVS SA	487,187	3,595,448
WEG SA	266,600	1,974,038
		11,314,043
Canada — 2.4%
Advantage Energy, Ltd.†	42,591	346,972
Birchcliff Energy, Ltd.	60,418	285,284
CCL Industries, Inc., Class B	32,745	1,909,558
Faraday Copper Corp.†	680,041	381,558
IMAX Corp.#†	30,808	858,003
Lundin Mining Corp.#	68,587	649,211
MEG Energy Corp.#	11,179	195,664
Montage Gold Corp.†	299,528	990,897
NGEx Minerals, Ltd.†	98,989	1,135,342
NuVista Energy, Ltd.†	38,994	392,682
Peyto Exploration & Development Corp.#	30,121	406,047
Security Description	Shares or Principal Amount	Value

Canada (continued)
Sprott, Inc.	988	$ 57,131
Topaz Energy Corp.#	8,461	155,058
		7,763,407
China — 0.7%
ENN Energy Holdings, Ltd.	98,462	787,335
Kanzhun, Ltd. ADR†	18,924	320,951
Pony AI, Inc. ADR#†	8,426	162,285
Shandong Weigao Group Medical Polymer Co., Ltd.	688,934	492,905
Zai Lab, Ltd. ADR#†	20,529	618,744
		2,382,220
Denmark — 2.2%
ALK-Abello A/S†	24,766	670,358
Ascendis Pharma A/S ADR†	2,740	446,181
Chemometec A/S	27,894	2,252,562
Dfds A/S†	47,074	752,354
NTG Nordic Transport Group A/S†	7,762	243,229
Pandora A/S	10,296	1,881,881
Royal Unibrew A/S	12,236	1,017,178
		7,263,743
Finland — 0.8%
Elisa Oyj	19,886	1,047,692
Kemira Oyj	39,235	862,030
Konecranes OYJ	9,513	743,146
Nokian Renkaat Oyj	13,487	100,612
		2,753,480
France — 4.0%
Alten SA	15,540	1,291,606
Ayvens SA*	101,038	1,027,924
Gaztransport Et Technigaz SA	8,821	1,639,587
Imerys SA	3,675	122,680
Interparfums SA	30,166	1,290,615
JCDecaux SE	75,485	1,295,927
Kaufman & Broad SA	12,670	481,936
Lectra	23,278	627,736
Legrand SA	8,885	1,078,962
Medincell SA†	22,206	420,818
Neurones	33,984	1,815,525
Thermador Groupe	8,731	674,126
Valeo SE	38,351	403,233
Vetoquinol SA	6,593	561,452
Vicat SACA	2,830	184,123
Wendel SE	2,132	207,340
		13,123,590
Germany — 5.1%
Amadeus Fire AG	8,345	707,807
Atoss Software SE	5,140	757,540
Bertrandt AG	7,431	168,076
Carl Zeiss Meditec AG	58,468	3,777,449
CTS Eventim AG & Co. KGaA	16,621	2,013,676
Evotec SE†	20,432	161,283
Fuchs SE (Preference Shares)	37,545	1,894,498
Gerresheimer AG	4,234	304,555
Hensoldt AG	15,811	1,651,639
Hypoport SE†	472	105,043
KION Group AG	9,018	418,795
Knorr-Bremse AG	27,091	2,737,683
RENK Group AG	7,717	686,787

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
STRATEC SE	3,607	$ 115,495
United Internet AG	42,255	1,100,625
		16,600,951
Greece — 0.5%
Alpha Services & Holdings SA	198,859	638,998
Hellenic Telecommunications Organization SA	45,152	871,041
		1,510,039
Hong Kong — 1.3%
Chow Tai Fook Jewellery Group, Ltd.#	954,600	1,361,088
Dah Sing Financial Holdings, Ltd.	215,034	804,893
HKT Trust & HKT, Ltd.	874,000	1,259,543
Stella International Holdings, Ltd.	176,033	314,301
SUNeVision Holdings, Ltd.	738,023	632,502
		4,372,327
India — 0.7%
AIA Engineering, Ltd.	9,457	384,811
Ashok Leyland, Ltd.	50,673	139,806
Coforge, Ltd.	9,466	945,660
Triveni Turbine, Ltd.	106,304	720,494
		2,190,771
Indonesia — 1.1%
Indofood CBP Sukses Makmur Tbk PT	1,078,200	720,614
Selamat Sempurna Tbk PT	6,600,200	755,691
Telkom Indonesia Persero Tbk PT	11,993,600	2,072,156
		3,548,461
Ireland — 1.0%
AIB Group PLC	160,398	1,260,297
Bank of Cyprus Holdings PLC (ASE)	84,480	583,211
Bank of Cyprus Holdings PLC (CSE)	13,952	97,269
ICON PLC†	9,418	1,226,977
		3,167,754
Israel — 2.8%
Camtek, Ltd.#†	10,227	680,504
First International Bank of Israel, Ltd.	14,095	887,512
Fiverr International, Ltd.#†	68,485	2,220,284
Melisron, Ltd.	17,806	1,663,653
Nova, Ltd.#†	3,464	739,980
Phoenix Financial, Ltd.	10,940	263,912
Sapiens International Corp. NV	51,358	1,473,974
SimilarWeb, Ltd.†	61,828	458,764
Tower Semiconductor, Ltd.†	18,602	733,663
		9,122,246
Italy — 3.3%
Banca Generali SpA	9,405	548,362
BFF Bank SpA*†	95,813	987,821
Brunello Cucinelli SpA	4,194	516,447
Buzzi SpA	6,814	349,865
De' Longhi SpA	23,774	777,973
DiaSorin SpA#	23,899	2,479,156
Eurogroup Laminations SpA#	42,505	133,976
Interpump Group SpA	33,686	1,313,463
Italgas SpA#	174,041	1,428,755
Recordati Industria Chimica e Farmaceutica SpA	35,565	2,132,185
Saipem SpA#	121,749	301,778
		10,969,781
Security Description	Shares or Principal Amount	Value

Japan — 28.0%
ABC-Mart, Inc.	60,744	$ 1,186,217
Adastria Co., Ltd.	45,968	893,836
ADEKA Corp.	8,554	158,691
Air Water, Inc.	22,360	313,735
Amada Co., Ltd.	31,044	319,620
As One Corp.	47,600	739,662
ASKUL Corp.	82,420	888,953
Azbil Corp.	325,000	2,870,670
BayCurrent, Inc.	7,567	404,026
Canon Marketing Japan, Inc.	36,400	1,356,383
COMSYS Holdings Corp.	12,662	292,142
Daicel Corp.	17,264	148,051
Denka Co., Ltd.	4,914	70,229
Disco Corp.	8,200	1,873,130
DMG Mori Co., Ltd.	11,778	253,084
Ebara Corp.	36,296	586,835
eGuarantee, Inc.	95,018	1,049,923
en Japan, Inc.	46,150	553,563
EXEO Group, Inc.	23,738	303,623
FP Corp.	21,814	445,846
Fujimi, Inc.	65,600	860,716
Fujitec Co., Ltd.	4,004	160,277
Fukui Computer Holdings, Inc.	33,500	710,066
Funai Soken Holdings, Inc.	47,800	789,608
GMO Payment Gateway, Inc.	10,562	649,890
Hakuhodo DY Holdings, Inc.	47,370	373,146
Heiwa Real Estate Co., Ltd.	19,136	593,117
Hirose Electric Co., Ltd.	8,417	993,814
Ibiden Co., Ltd.	23,322	958,034
IHI Corp.	9,594	932,431
Inaba Denki Sangyo Co., Ltd.	8,814	237,845
INFRONEER Holdings, Inc.	13,156	107,748
Japan Airport Terminal Co., Ltd.	16,172	502,822
Japan Elevator Service Holdings Co., Ltd.	64,900	1,628,194
Japan Real Estate Investment Corp.	983	799,270
Japan Steel Works, Ltd.	5,018	239,192
JCU Corp.	27,900	622,391
JGC Holdings Corp.	20,514	173,427
Kandenko Co., Ltd.	5,616	116,324
Kansai Paint Co., Ltd.#	16,848	240,669
Katitas Co., Ltd.#	97,800	1,500,015
Kawasaki Heavy Industries, Ltd.	11,076	781,659
Kinden Corp.	9,334	254,018
Koito Manufacturing Co., Ltd.	25,337	321,786
Konami Group Corp.	6,300	860,534
Kurita Water Industries, Ltd.	6,344	238,382
Kyudenko Corp.	6,032	222,760
Kyushu Electric Power Co., Inc.	220,090	1,897,367
Lintec Corp.	7,228	144,063
Lixil Corp.	24,128	272,476
M3, Inc.	59,747	845,995
Marui Group Co., Ltd.	80,730	1,657,014
Mebuki Financial Group, Inc.	498,835	2,467,568
Medikit Co., Ltd.	13,800	239,758
MEITEC Group Holdings, Inc.	79,100	1,771,154
MIRAIT ONE corp	12,012	213,118
MISUMI Group, Inc.	198,981	2,647,410
Mitsubishi Gas Chemical Co., Inc.	13,078	202,084
Mitsui Chemicals, Inc.	9,828	224,365
Miura Co., Ltd.	8,580	181,385
MonotaRO Co., Ltd.#	61,100	1,266,202
Nabtesco Corp.	12,168	201,976
NGK Insulators, Ltd.	17,732	222,181

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nichias Corp.	3,978	$ 138,309
Nifco, Inc.	21,237	511,683
Nippon Shokubai Co., Ltd.	12,896	148,860
Nissan Chemical Corp.	11,102	335,463
NOF Corp.#	131,756	2,344,038
NSD Co., Ltd.	45,800	1,133,741
NSK, Ltd.	26,286	118,720
Nxera Pharma Co., Ltd.#†	69,472	438,379
OBIC Business Consultants Co., Ltd.	34,962	1,995,503
Obic Co., Ltd.	64,100	2,346,257
PALTAC Corp.	27,794	808,932
Penta-Ocean Construction Co., Ltd.	23,504	142,842
Persol Holdings Co., Ltd.	337,596	633,220
Rakuten Bank, Ltd.†	42,786	2,244,633
Resonac Holdings Corp.	12,090	267,266
Resorttrust, Inc.	114,530	1,300,944
Sansan, Inc.†	29,644	415,319
Sanwa Holdings Corp.	14,430	500,104
SCSK Corp.#	78,700	2,401,555
Sega Sammy Holdings, Inc.	88,400	1,677,447
Seria Co., Ltd.	111,700	2,052,433
Shimamura Co., Ltd.	27,953	1,943,568
Shimano, Inc.	9,400	1,343,417
Shimizu Corp.	41,262	455,504
Shin-Etsu Polymer Co., Ltd.	13,052	152,747
SHO-BOND Holdings Co., Ltd.#	58,470	1,990,243
SMS Co., Ltd.	133,700	1,344,015
Socionext, Inc.#	78,760	1,172,957
Sohgo Security Services Co., Ltd.	202,204	1,409,435
Sojitz Corp.	19,620	486,495
Sumitomo Chemical Co., Ltd.	96,590	232,791
Sumitomo Heavy Industries, Ltd.	12,844	270,903
Sumitomo Rubber Industries, Ltd.	23,192	290,192
Sysmex Corp.	91,400	1,545,088
Taiheiyo Cement Corp.	6,916	178,265
Takasago Thermal Engineering Co., Ltd.	2,132	98,529
TechnoPro Holdings, Inc.	126,851	3,476,843
Teijin, Ltd.	12,064	97,211
THK Co., Ltd.	13,858	381,084
TKC Corp.	44,600	1,317,280
Tokyo Seimitsu Co., Ltd.	19,360	1,082,395
Tokyu Fudosan Holdings Corp.	214,951	1,577,458
Tosoh Corp.	17,264	256,569
TOTO, Ltd.	6,968	179,315
Toyo Suisan Kaisha, Ltd.	25,000	1,666,145
UBE Corp.	9,048	142,296
USS Co., Ltd.	154,200	1,677,077
Visional, Inc.†	6,619	416,657
		92,170,597
Jersey — 0.8%
MAC Copper, Ltd. CDI†	201,959	2,490,396
Luxembourg — 0.1%
Subsea 7 SA	22,913	390,137
Mexico — 0.7%
Gruma SAB de CV, Class B	92,820	1,746,477
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,737	440,857
Grupo Traxion SAB de CV*#†	164,481	167,737
		2,355,071
Netherlands — 1.7%
Aalberts NV	41,305	1,441,699
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Arcadis NV	11,566	$ 597,271
Corbion NV	6,902	149,136
IMCD NV	9,602	1,302,860
Immatics NV#†	54,033	291,237
Merus NV†	16,515	925,996
SBM Offshore NV	1,970	45,229
Technip Energies NV	22,684	858,723
		5,612,151
New Zealand — 0.0%
Fletcher Building, Ltd.#†	85,859	161,098
Norway — 0.6%
DOF Group ASA	26,689	232,575
Europris ASA*	128,369	1,001,055
Storebrand ASA	59,391	777,924
		2,011,554
Poland — 0.1%
Alior Bank SA	12,986	360,640
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC(1)(2)	205,642	0
Singapore — 0.5%
BOC Aviation, Ltd.*	51,030	412,934
ComfortDelGro Corp., Ltd.	198,224	218,242
Keppel DC REIT	510,297	866,486
		1,497,662
Slovenia — 0.3%
Nova Ljubljanska Banka dd GDR	30,044	962,000
South Africa — 0.1%
Hudaco Industries, Ltd.	43,144	473,870
South Korea — 1.1%
Coway Co., Ltd.	31,006	1,997,850
NICE Information Service Co., Ltd.	53,478	563,579
Park Systems Corp.	6,035	1,067,290
		3,628,719
Spain — 1.0%
Almirall SA	61,389	777,898
Fluidra SA#	38,610	946,938
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros#	276,375	429,292
Logista Integral SA	16,880	545,093
Melia Hotels International SA	46,561	357,121
Unicaja Banco SA*	153,815	338,296
		3,394,638
Sweden — 3.9%
AddTech AB, Class B	39,184	1,346,331
Billerud Aktiebolag	66,964	729,225
Cibus Nordic Real Estate AB publ	73,527	1,380,891
Epiroc AB, Class A	60,808	1,360,528
Haypp Group AB†	40,811	468,263
Hexpol AB	127,848	1,188,204
Karnov Group AB†	123,240	1,208,368
Loomis AB	28,683	1,109,987
MIPS AB	22,375	961,101
Mycronic AB	47,975	1,893,589
Svenska Handelsbanken AB, Class A	65,664	877,054
Thule Group AB*	15,984	421,485
		12,945,026

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland — 4.7%
Belimo Holding AG	1,610	$ 1,553,269
BKW AG	4,515	948,534
Bossard Holding AG#	3,023	701,571
Cembra Money Bank AG	7,426	912,234
Kardex Holding AG	2,213	657,447
Partners Group Holding AG	2,598	3,478,731
PSP Swiss Property AG	6,386	1,122,788
Siegfried Holding AG	11,118	1,304,980
Tecan Group AG#	9,536	1,896,772
VZ Holding AG	12,846	2,725,287
		15,301,613
Taiwan — 2.1%
Advantech Co., Ltd.	149,000	1,683,647
ASPEED Technology, Inc.	12,930	1,675,490
Chroma ATE, Inc.	93,589	1,035,556
Gudeng Precision Industrial Co., Ltd.	39,572	455,247
Minth Group, Ltd.	109,883	297,792
Nien Made Enterprise Co., Ltd.	114,000	1,635,611
		6,783,343
United Kingdom — 15.7%
Allfunds Group PLC	110,699	694,455
Autolus Therapeutics PLC ADR#†	239,920	419,860
Beazley PLC	105,697	1,343,646
Bellway PLC	39,591	1,446,660
BP Marsh & Partners PLC	17,494	155,566
Bunzl PLC	47,939	1,534,672
Clarkson PLC	14,443	648,010
Currys PLC†	1,269,882	2,082,256
Deliveroo PLC*†	241,026	569,930
Diploma PLC	30,929	1,952,758
easyJet PLC	126,733	983,882
Elementis PLC	316,524	608,997
Genus PLC	23,616	641,153
Greggs PLC	47,761	1,328,200
Halma PLC	53,633	2,099,945
Hammerson PLC#	588,366	2,243,439
Hill & Smith PLC	54,903	1,369,990
Howden Joinery Group PLC	171,757	1,991,341
IMI PLC	164,156	4,396,969
Immunocore Holdings PLC ADR#†	14,600	534,360
Inchcape PLC	80,156	734,927
Intermediate Capital Group PLC	10,352	279,792
Intertek Group PLC	19,359	1,248,348
JET2 PLC	38,236	958,221
Marks & Spencer Group PLC	65,164	328,718
Pennon Group PLC	93,640	642,184
Rathbones Group PLC	57,743	1,282,144
Rightmove PLC	148,737	1,493,386
Rotork PLC	744,202	3,154,494
Smiths Group PLC	56,783	1,647,951
Softcat PLC	79,628	1,921,505
Spectris PLC	39,137	1,056,733
Spirax Group PLC	26,739	2,058,930
Synthomer PLC†	75,703	106,690
Tate & Lyle PLC	143,337	1,067,981
Trainline PLC*†	391,589	1,427,705
Verona Pharma PLC ADR†	17,940	1,456,728
Weir Group PLC	88,837	2,903,788
WH Smith PLC	60,756	856,251
		51,672,565
Security Description	Shares or Principal Amount	Value

United States — 0.4%
PriceSmart, Inc.	11,565	$ 1,248,789
Total Common Stocks (cost $280,573,387)		323,344,075
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Jungheinrich AG (Preference Shares) (cost $287,505)	7,384	296,799
RIGHTS — 0.0%
Spain — 0.0%
Almirall SA#† Expires 06/06/2025, Strike Price EUR 1.84 (cost $13,554)	65,965	15,205
Total Long-Term Investment Securities (cost $280,874,446)		323,656,079
SHORT-TERM INVESTMENTS — 3.2%
Unaffiliated Investment Companies — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(3)(4) (cost $10,558,352)	10,558,352	10,558,352
TOTAL INVESTMENTS (cost $291,432,798)(5)	101.7%	334,214,431
Other assets less liabilities	(1.7)	(5,623,580)
NET ASSETS	100.0%	$328,590,851
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $10,199,783 representing 3.1% of net assets.

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	$33,435
	03/27/2020	156,529	182,610
	10/19/2020	21,342	40,021
		205,642	256,066	$0	$0.00	0.0%
(3)	The rate shown is the 7-day yield as of May 31, 2025.
(4)	At May 31, 2025, the Fund had loaned securities with a total value of $23,739,607. This was secured by collateral of $10,558,352, which was received in cash and subsequently invested in short-term investments currently valued at $10,558,352 as reported in the Portfolio of Investments. Additional collateral of $14,450,191 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	$204,229
United States Treasury Bills	0.00%	06/24/2025 to 12/26/2025	34,210
United States Treasury Notes/Bonds	0.13% to 6.13%	06/30/2025 to 02/15/2055	14,211,752
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASE—Athens Stock Exchange
CDI—CHESS Depositary Interest
CSE—Cyprus Stock Exchange
CVA—Certification Van Aandelen (Dutch Cert.)
EUR—Euro Currency
GDR—Global Depositary Receipt

Industry Allocation*
Machinery-Diversified	6.2%
Retail	6.2
Banks	5.9
Commercial Services	4.9
Electronics	4.3
Internet	4.2
Healthcare-Products	4.1
Miscellaneous Manufacturing	3.9
Computers	3.8
Software	3.8
Short-Term Investments	3.2
Semiconductors	2.9
Chemicals	2.8
Diversified Financial Services	2.7
Engineering & Construction	2.7
Pharmaceuticals	2.5
REITS	2.4
Mining	2.3
Distribution/Wholesale	2.2
Food	2.0
Building Materials	2.0
Telecommunications	2.0
Real Estate	1.9
Insurance	1.7

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Industry Allocation*(continued)
Transportation	1.5%
Home Furnishings	1.4
Machinery-Construction & Mining	1.3
Private Equity	1.3
Electric	1.2
Packaging & Containers	1.1
Auto Parts & Equipment	1.1
Metal Fabricate/Hardware	1.0
Entertainment	0.9
Leisure Time	0.8
Aerospace/Defense	0.7
Biotechnology	0.7
Gas	0.6
Airlines	0.6
Oil & Gas	0.6
Home Builders	0.5
Advertising	0.5
Lodging	0.5
Pipelines	0.5
Housewares	0.5
Healthcare-Services	0.5
Hand/Machine Tools	0.4
Office/Business Equipment	0.4
Cosmetics/Personal Care	0.4
Environmental Control	0.4
Electrical Components & Equipment	0.3
Beverages	0.3
Oil & Gas Services	0.3
Water	0.2
Agriculture	0.2
Apparel	0.1
Iron/Steel	0.1
Investment Companies	0.1
Auto Manufacturers	0.1
101.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Denmark	$446,181	$6,817,562	$—	$7,263,743
Indonesia	—	3,548,461	—	3,548,461
Israel	6,307,169	2,815,077	—	9,122,246
Russia	—	—	0	0
Taiwan	297,792	6,485,551	—	6,783,343
Other Countries	296,626,282	—	—	296,626,282
Preferred Stocks	296,799	—	—	296,799
Rights	15,205	—	—	15,205
Short-Term Investments	10,558,352	—	—	10,558,352
Total Investments at Value	$314,547,780	$19,666,651	$0	$334,214,431
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Australia — 6.3%
ANZ Group Holdings, Ltd.	132,754	$ 2,485,046
APA Group	117,773	629,347
ASX, Ltd.	8,852	406,838
BlueScope Steel, Ltd.	97,951	1,436,417
Brambles, Ltd.	79,984	1,195,623
Cochlear, Ltd.	3,720	651,033
Commonwealth Bank of Australia	36,326	4,119,999
Computershare, Ltd.	28,543	740,000
CSL, Ltd.	19,280	3,069,563
Evolution Mining, Ltd.	84,505	482,134
Goodman Group	62,615	1,328,705
Macquarie Group, Ltd.	17,110	2,362,544
Northern Star Resources, Ltd.	106,276	1,437,245
Origin Energy, Ltd.	42,666	297,577
Pro Medicus, Ltd.	457	83,089
QBE Insurance Group, Ltd.	57,944	865,042
Scentre Group	272,778	645,306
Sigma Healthcare, Ltd.	233,777	470,255
Sonic Healthcare, Ltd.	50,356	865,694
South32, Ltd.	556,397	1,093,893
Stockland	134,404	473,037
Suncorp Group, Ltd.	58,934	783,710
Transurban Group	207,053	1,892,553
Vicinity, Ltd.	260,754	413,482
Washington H. Soul Pattinson & Co., Ltd.	56,204	1,337,940
Wesfarmers, Ltd.	2,487	133,091
Westpac Banking Corp.	151,589	3,181,576
Woodside Energy Group, Ltd.	145,926	2,092,921
		34,973,660
Austria — 0.7%
Erste Group Bank AG	15,130	1,217,158
OMV AG	42,150	2,254,169
Verbund AG	2,542	198,434
		3,669,761
Belgium — 0.7%
Ageas SA	4,006	261,318
D'ieteren Group	2,612	536,512
Elia Group SA	898	95,149
Groupe Bruxelles Lambert NV	12,784	1,044,397
KBC Group NV	15,833	1,563,331
Sofina SA	422	122,090
Syensqo SA	5,684	435,638
		4,058,435
Bermuda — 0.1%
Aegon, Ltd.	60,528	433,389
CK Infrastructure Holdings, Ltd.	12,500	80,904
Hongkong Land Holdings, Ltd.	21,300	110,121
		624,414
Denmark — 1.4%
AP Moller-Maersk A/S, Series B	599	1,088,385
Coloplast A/S, Class B	2,853	277,246
Demant A/S†	4,073	159,738
DSV A/S	8,123	1,923,445
Genmab A/S†	3,173	665,740
Novonesis (Novozymes), Class B	12,875	906,714
Orsted A/S*†	13,854	567,444
Pandora A/S	5,824	1,064,498
Security Description	Shares or Principal Amount	Value

Denmark (continued)
ROCKWOOL A/S, Class B	9,823	$ 467,499
Vestas Wind Systems A/S	32,544	515,124
		7,635,833
Finland — 1.1%
Elisa Oyj	2,995	157,791
Kesko Oyj, Class B	9,720	235,079
Kone Oyj, Class B	8,300	516,825
Metso Oyj	9,703	117,114
Neste Oyj	31,325	336,118
Nokia Oyj	226,054	1,174,536
Nordea Bank Abp	82,442	1,194,916
Orion Oyj, Class B	12,380	839,898
Sampo Oyj, Class A	79,532	848,502
UPM-Kymmene Oyj	25,250	699,264
		6,120,043
France — 9.3%
Accor SA	8,001	424,711
Aeroports de Paris SA	2,429	325,721
Air Liquide SA	31,362	6,495,261
Alstom SA†	24,771	559,853
Amundi SA*	3,485	284,314
AXA SA	134,301	6,329,946
BioMerieux	1,580	211,873
Bureau Veritas SA	8,771	299,568
Capgemini SE	8,288	1,376,302
Covivio SA	3,180	190,647
Credit Agricole SA	105,769	1,934,137
Dassault Systemes SE	34,390	1,288,588
Edenred SE	16,570	517,396
Eiffage SA	11,775	1,619,098
EssilorLuxottica SA	15,390	4,276,029
Eurazeo SE	4,429	309,529
Gecina SA	2,448	269,341
Getlink SE	36,038	689,491
Hermes International S.C.A.	1,764	4,863,124
Ipsen SA	8,054	948,328
Kering SA	3,895	762,276
Klepierre SA	16,114	630,502
Legrand SA	8,364	1,015,694
Orange SA	57,489	857,399
Publicis Groupe SA	14,226	1,548,741
Rexel SA	16,485	462,894
Sartorius Stedim Biotech	1,538	338,786
Schneider Electric SE	21,817	5,483,308
Societe Generale SA	39,743	2,159,288
Sodexo SA	7,791	538,297
Teleperformance SE	2,270	229,498
Vinci SA	31,030	4,434,075
		51,674,015
Germany — 9.7%
adidas AG	6,662	1,660,379
Allianz SE	9,674	3,830,241
Bayerische Motoren Werke AG	34,943	3,098,698
Bayerische Motoren Werke AG (Preference Shares)	7,797	645,834
Beiersdorf AG	16,279	2,230,094
Brenntag SE	3,761	254,688
Commerzbank AG	58,461	1,778,308
Covestro AG†	2,058	141,374
Daimler Truck Holding AG	25,966	1,126,549
Deutsche Boerse AG	9,618	3,096,035
Deutsche Post AG	35,493	1,586,632

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
E.ON SE	45,727	$ 801,137
Evonik Industries AG	26,479	573,050
Fresenius SE & Co. KGaA	13,396	656,789
GEA Group AG	6,949	464,735
Hannover Rueck SE	3,725	1,177,507
Henkel AG & Co. KGaA	4,406	323,180
Henkel AG & Co. KGaA (Preference Shares)	17,854	1,428,794
Infineon Technologies AG	60,409	2,350,970
Knorr-Bremse AG	1,764	178,261
Merck KGaA	12,377	1,623,175
Muenchener Rueckversicherungs-Gesellschaft AG	6,234	4,044,596
Nemetschek SE	2,323	322,585
RWE AG	7,812	293,868
SAP SE	35,369	10,678,474
Sartorius AG (Preference Shares)	1,106	264,975
Siemens AG	27,204	6,542,245
Siemens Healthineers AG*	21,543	1,139,393
Symrise AG	5,944	708,995
Vonovia SE	25,103	821,747
Zalando SE*†	12,172	434,661
		54,277,969
Hong Kong — 2.3%
AIA Group, Ltd.	394,200	3,300,459
BOC Hong Kong Holdings, Ltd.	197,500	833,716
CK Asset Holdings, Ltd.	161,500	669,389
Futu Holdings, Ltd. ADR	1,786	182,047
Hang Seng Bank, Ltd.	34,400	481,708
Henderson Land Development Co., Ltd.	140,000	438,331
HKT Trust & HKT, Ltd.	203,000	292,548
Hong Kong & China Gas Co., Ltd.	632,000	556,146
Hong Kong Exchanges & Clearing, Ltd.	34,000	1,716,239
Link REIT	72,400	384,571
MTR Corp., Ltd.	81,500	284,794
Power Assets Holdings, Ltd.	68,500	433,743
SITC International Holdings Co., Ltd.	47,000	150,151
Sun Hung Kai Properties, Ltd.	79,500	854,201
Swire Pacific, Ltd., Class A	59,500	507,273
Techtronic Industries Co., Ltd.	48,500	543,384
WH Group, Ltd.*	1,018,500	940,422
Wharf Holdings, Ltd.	24,000	63,818
Wharf Real Estate Investment Co., Ltd.	85,000	213,121
		12,846,061
Ireland — 0.8%
AIB Group PLC	62,359	489,974
Bank of Ireland Group PLC	69,241	949,726
DCC PLC	7,880	492,209
James Hardie Industries PLC CDI†	19,847	453,397
Kerry Group PLC, Class A	15,369	1,678,761
Ryanair Holdings PLC	9,540	253,149
		4,317,216
Israel — 1.0%
Bank Hapoalim BM	71,791	1,202,674
Bank Leumi Le-Israel BM	80,179	1,294,754
Check Point Software Technologies, Ltd.†	1,981	453,411
CyberArk Software, Ltd.†	621	237,706
ICL Group, Ltd.	46,403	306,169
Israel Discount Bank, Ltd., Class A	62,143	529,620
Mizrahi Tefahot Bank, Ltd.	8,963	513,059
Monday.com, Ltd.†	1,187	353,120
Security Description	Shares or Principal Amount	Value

Israel (continued)
Nice, Ltd.†	1,606	$ 267,700
Wix.com, Ltd.†	1,486	221,340
		5,379,553
Italy — 3.6%
Banco BPM SpA	47,313	543,125
BPER Banca SpA	29,456	261,279
DiaSorin SpA	1,346	139,627
FinecoBank Banca Fineco SpA	22,561	487,233
Generali	93,544	3,404,176
Infrastrutture Wireless Italiane SpA*	51,764	607,150
Intesa Sanpaolo SpA	470,250	2,621,672
Mediobanca Banca di Credito Finanziario SpA	74,254	1,763,801
Moncler SpA	20,870	1,304,748
Nexi SpA*	12,294	73,928
Poste Italiane SpA*	69,768	1,513,858
Prysmian SpA	4,447	285,793
Recordati Industria Chimica e Farmaceutica SpA	18,231	1,092,981
Snam SpA	300,151	1,794,687
Telecom Italia SpA†	498,492	213,047
Terna - Rete Elettrica Nazionale	119,137	1,211,785
UniCredit SpA	47,167	3,029,115
		20,348,005
Japan — 21.5%
Advantest Corp.	22,000	1,126,335
Aeon Co., Ltd.	40,400	1,245,172
Aisin Corp.	18,000	230,543
Ajinomoto Co., Inc.	43,500	1,091,921
ANA Holdings, Inc.	9,700	192,591
Asahi Kasei Corp.	22,800	160,905
Asics Corp.	14,000	338,872
Astellas Pharma, Inc.	105,500	1,047,705
Bandai Namco Holdings, Inc.	12,200	389,667
Canon, Inc.	52,300	1,610,852
Central Japan Railway Co.	47,800	1,050,042
Chiba Bank, Ltd.	12,400	113,233
Chubu Electric Power Co., Inc.	5,200	63,891
Chugai Pharmaceutical Co., Ltd.	28,300	1,491,358
Dai-ichi Life Holdings, Inc.	176,300	1,382,637
Daiichi Sankyo Co., Ltd.	66,900	1,786,232
Denso Corp.	97,900	1,334,521
Dentsu Group, Inc.	1,600	34,714
Disco Corp.	2,600	593,919
East Japan Railway Co.	35,900	755,947
Eisai Co., Ltd.	27,400	788,515
ENEOS Holdings, Inc.	378,000	1,800,488
FANUC Corp.	36,300	975,770
Fast Retailing Co., Ltd.	6,800	2,284,860
FUJIFILM Holdings Corp.	47,000	1,072,643
Fujikura, Ltd.	8,600	401,507
Fujitsu, Ltd.	45,700	1,053,772
Hitachi, Ltd.	154,600	4,347,000
Hoya Corp.	12,400	1,474,867
Idemitsu Kosan Co., Ltd.	185,400	1,135,759
IHI Corp.	3,700	359,599
Inpex Corp.	95,900	1,300,593
Isuzu Motors, Ltd.	63,500	864,716
ITOCHU Corp.	39,300	2,113,916
Japan Airlines Co., Ltd.	5,700	115,786
Japan Post Bank Co., Ltd.	10,400	112,424
Japan Post Holdings Co., Ltd.	11,700	115,093
JFE Holdings, Inc.	132,200	1,572,399

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kajima Corp.	35,100	$ 869,359
Kao Corp.	26,900	1,234,938
KDDI Corp.	141,300	2,453,933
Keyence Corp.	6,800	2,870,371
Komatsu, Ltd.	40,000	1,229,230
Kubota Corp.	41,700	482,073
Kyocera Corp.	38,700	473,749
Kyowa Kirin Co., Ltd.	24,600	402,350
Lasertec Corp.	2,200	223,295
M3, Inc.	11,900	168,500
Marubeni Corp.	85,200	1,743,730
MEIJI Holdings Co., Ltd.	25,500	571,510
Mitsubishi Chemical Group Corp.	93,200	499,113
Mitsubishi Corp.	168,600	3,438,903
Mitsubishi Electric Corp.	31,700	639,750
Mitsubishi Estate Co., Ltd.	58,700	1,077,360
Mitsubishi UFJ Financial Group, Inc.	310,500	4,370,671
Mitsui Fudosan Co., Ltd.	123,600	1,193,954
Mitsui OSK Lines, Ltd.	10,700	381,094
Mizuho Financial Group, Inc.	102,800	2,859,068
MS&AD Insurance Group Holdings, Inc.	61,100	1,467,470
Murata Manufacturing Co., Ltd.	68,700	1,017,884
NEC Corp.	6,300	165,715
Nexon Co., Ltd.	13,000	235,978
NIDEC Corp.	16,700	326,120
Nintendo Co., Ltd.	35,500	2,919,785
Nippon Paint Holdings Co., Ltd.	18,700	141,587
Nippon Yusen KK	17,400	637,377
Nissin Foods Holdings Co., Ltd.	13,700	291,528
Nitori Holdings Co., Ltd.	1,200	119,837
Nomura Research Institute, Ltd.	2,700	104,664
NTT Data Group Corp.	19,300	535,161
Obayashi Corp.	25,700	389,443
Ono Pharmaceutical Co., Ltd.	46,200	502,631
Oriental Land Co., Ltd.	42,000	937,809
ORIX Corp.	59,100	1,259,256
Osaka Gas Co., Ltd.	29,500	753,004
Otsuka Holdings Co., Ltd.	23,800	1,215,678
Pan Pacific International Holdings Corp.	21,600	711,369
Rakuten Group, Inc.†	43,300	240,310
Recruit Holdings Co., Ltd.	41,700	2,518,026
Renesas Electronics Corp.	42,600	527,856
Resona Holdings, Inc.	102,600	912,309
Sanrio Co., Ltd.	1,700	74,938
Secom Co., Ltd.	12,000	439,320
Seven & i Holdings Co., Ltd.	49,300	745,521
SG Holdings Co., Ltd.	7,200	70,326
Shimano, Inc.	2,400	343,000
Shin-Etsu Chemical Co., Ltd.	76,100	2,454,429
Shionogi & Co., Ltd.	59,500	995,698
Shiseido Co., Ltd.	22,900	370,805
SMC Corp.	1,600	602,106
SoftBank Corp.	1,092,100	1,680,329
SoftBank Group Corp.	33,400	1,767,314
Sompo Holdings, Inc.	7,800	237,803
Sony Group Corp.	199,500	5,282,289
Subaru Corp.	58,700	1,092,861
Sumitomo Corp.	59,800	1,538,480
Sumitomo Electric Industries, Ltd.	57,100	1,204,737
Sumitomo Metal Mining Co., Ltd.	65,300	1,506,173
Sumitomo Mitsui Financial Group, Inc.	154,600	3,975,260
Sumitomo Mitsui Trust Group, Inc.	4,100	111,778
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Realty & Development Co., Ltd.	4,600	$ 177,581
Suntory Beverage & Food, Ltd.	18,600	606,363
Suzuki Motor Corp.	107,800	1,387,814
Sysmex Corp.	8,700	147,071
TDK Corp.	30,500	339,136
Terumo Corp.	48,200	891,346
Tokio Marine Holdings, Inc.	67,300	2,858,595
Tokyo Electron, Ltd.	14,100	2,253,727
Tokyo Gas Co., Ltd.	21,500	723,913
Toppan Holdings, Inc.	600	16,053
Toray Industries, Inc.	65,700	455,715
Toyota Industries Corp.	7,700	969,356
Unicharm Corp.	31,700	252,794
Yakult Honsha Co., Ltd.	24,600	499,026
Yamaha Motor Co., Ltd.	120,000	925,675
		120,041,844
Jersey — 0.2%
WPP PLC	125,993	1,017,521
Luxembourg — 0.7%
Eurofins Scientific SE	3,690	246,109
Spotify Technology SA†	4,425	2,943,245
Tenaris SA	60,135	1,008,500
		4,197,854
Netherlands — 6.6%
ABN AMRO Bank NV CVA*	31,505	814,537
Adyen NV*†	747	1,433,087
AerCap Holdings NV	3,147	364,202
Akzo Nobel NV	11,652	793,287
Argenx SE†	2,142	1,231,633
ASM International NV	952	518,423
ASML Holding NV	12,356	9,173,970
BE Semiconductor Industries NV	1,430	173,035
EXOR NV	12,567	1,210,028
Ferrari NV	6,081	2,909,629
Ferrovial SE	49,140	2,501,893
ING Groep NV	174,695	3,705,317
JDE Peet's NV	36,383	1,000,554
Koninklijke Ahold Delhaize NV	58,219	2,457,775
Koninklijke KPN NV	146,860	690,021
NN Group NV	17,789	1,119,402
Prosus NV	62,116	3,187,939
QIAGEN NV	11,519	519,900
STMicroelectronics NV	36,153	907,409
Universal Music Group NV	25,864	826,983
Wolters Kluwer NV	7,086	1,257,558
		36,796,582
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	20,552	448,251
Meridian Energy, Ltd.	77,092	252,904
Xero, Ltd.†	3,233	384,059
		1,085,214
Norway — 1.2%
Aker BP ASA	68,946	1,587,310
DNB Bank ASA	16,740	448,208
Equinor ASA	112,243	2,633,599
Mowi ASA	38,141	712,196
Orkla ASA	63,087	714,468

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Telenor ASA	30,180	$ 463,016
Yara International ASA	6,204	222,453
		6,781,250
Portugal — 0.7%
EDP SA	292,190	1,164,503
Galp Energia SGPS SA	97,799	1,559,639
Jeronimo Martins SGPS SA	40,329	1,014,741
		3,738,883
Singapore — 1.7%
DBS Group Holdings, Ltd.	90,700	3,144,876
Grab Holdings, Ltd., Class A†	85,903	418,348
Keppel, Ltd.	46,700	245,856
Oversea-Chinese Banking Corp., Ltd.	170,100	2,140,510
Sea, Ltd. ADR†	12,019	1,927,487
United Overseas Bank, Ltd.	48,200	1,323,328
Yangzijiang Shipbuilding Holdings, Ltd.	113,000	185,741
		9,386,146
Spain — 2.3%
Acciona SA	2,024	326,337
ACS Actividades de Construccion y Servicios SA	1,159	76,130
Aena SME SA*	8,898	2,394,467
Amadeus IT Group SA	22,347	1,861,937
Banco de Sabadell SA	576,061	1,834,718
Bankinter SA	37,193	478,897
CaixaBank SA	228,095	1,939,321
Cellnex Telecom SA*	20,733	793,812
Iberdrola SA	123,155	2,248,569
International Consolidated Airlines Group SA	142,013	624,839
		12,579,027
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,709	541,012
Sweden — 3.0%
Assa Abloy AB, Class B	28,787	912,529
Atlas Copco AB, Class A	103,690	1,664,543
Atlas Copco AB, Class B	7,452	106,141
Boliden AB†	53,987	1,688,827
Epiroc AB, Class A	4,871	108,985
Epiroc AB, Class B	33,990	664,771
EQT AB	9,683	283,411
Essity AB, Class B	52,353	1,530,679
Hexagon AB, Class B	60,210	606,688
Industrivarden AB, Class A	1,908	69,140
Industrivarden AB, Class C	4,681	169,087
Investor AB, Class B	137,859	4,057,997
Sandvik AB	46,829	1,022,848
Skandinaviska Enskilda Banken AB, Class A	97,136	1,620,630
Svenska Cellulosa AB SCA, Class B	8,286	112,057
Svenska Handelsbanken AB, Class A	87,012	1,162,193
Volvo AB, Class B	28,493	790,271
		16,570,797
Switzerland — 10.4%
ABB, Ltd.	88,147	4,984,643
Alcon AG	24,295	2,087,067
Baloise Holding AG	3,126	741,428
Barry Callebaut AG	150	153,736
Chocoladefabriken Lindt & Spruengli AG	1	156,987
Coca-Cola HBC AG	29,922	1,556,980
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
DSM-Firmenich AG	9,365	$ 1,042,295
EMS-Chemie Holding AG	1,497	1,136,847
Galderma Group AG	1,681	219,980
Geberit AG	1,161	864,755
Givaudan SA	584	2,929,225
Holcim AG	13,399	1,481,868
Julius Baer Group, Ltd.	21,179	1,392,719
Kuehne & Nagel International AG	3,998	898,943
Logitech International SA	10,692	889,138
Lonza Group AG	2,549	1,762,929
Novartis AG	79,164	9,044,703
Partners Group Holding AG	1,568	2,099,558
Sandoz Group AG	15,641	793,073
Schindler Holding AG	334	114,445
Schindler Holding AG (Participation Certificate)	5,222	1,855,301
SGS SA	11,982	1,248,865
SIG Group AG	21,758	444,149
Sika AG	8,897	2,375,056
Sonova Holding AG	2,558	800,657
Straumann Holding AG	7,076	907,499
Swatch Group AG	6,240	1,050,488
Swiss Life Holding AG	2,163	2,158,795
Swiss Prime Site AG	6,256	888,610
Swiss Re AG	16,918	2,985,832
Swisscom AG	3,396	2,333,460
Temenos AG	3,820	283,367
VAT Group AG*	1,072	407,308
Zurich Insurance Group AG	8,789	6,164,047
		58,254,753
United Kingdom — 12.5%
3i Group PLC	61,409	3,369,147
Admiral Group PLC	9,707	438,137
Antofagasta PLC	83,720	1,997,126
Ashtead Group PLC	23,641	1,380,814
Associated British Foods PLC	33,977	953,574
AstraZeneca PLC	64,762	9,353,955
Auto Trader Group PLC*	40,872	437,247
Aviva PLC	345,491	2,842,325
Barratt Redrow PLC	97,429	604,896
Bunzl PLC	36,752	1,176,543
Centrica PLC	193,307	412,426
Coca-Cola Europacific Partners PLC	20,562	1,887,386
Compass Group PLC	100,969	3,543,855
Croda International PLC	11,514	475,950
Halma PLC	31,063	1,216,240
Hikma Pharmaceuticals PLC	29,760	858,078
Informa PLC	114,123	1,207,659
InterContinental Hotels Group PLC	13,778	1,576,807
Intertek Group PLC	13,487	869,698
JD Sports Fashion PLC	344,064	389,959
Kingfisher PLC	285,409	1,067,499
Land Securities Group PLC	97,015	827,414
Legal & General Group PLC	443,375	1,485,687
London Stock Exchange Group PLC	19,956	3,031,589
M&G PLC	220,155	702,113
Marks & Spencer Group PLC	99,158	500,200
Mondi PLC	58,401	948,566
National Grid PLC	354,491	4,998,327
Pearson PLC	66,907	1,050,214
Phoenix Group Holdings PLC	126,522	1,080,776
Prudential PLC	167,787	1,909,820
RELX PLC	86,692	4,665,168

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rentokil Initial PLC	193,090	$ 914,721
Sage Group PLC	57,507	944,506
Schroders PLC	155,152	742,942
Segro PLC	90,738	852,123
Smith & Nephew PLC	91,848	1,329,708
Smiths Group PLC	49,016	1,422,538
Spirax Group PLC	5,596	430,898
SSE PLC	98,243	2,330,994
Standard Chartered PLC	136,696	2,132,773
Whitbread PLC	30,845	1,202,717
Wise PLC, Class A†	17,608	260,728
		69,823,843
Total Long-Term Investment Securities (cost $424,415,711)		546,739,691
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1) (cost $1,890,240)	1,890,240	1,890,240
TOTAL INVESTMENTS (cost $426,305,951)(2)	98.4%	548,629,931
Other assets less liabilities	1.6	8,651,456
NET ASSETS	100.0%	$557,281,387
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $11,841,628 representing 2.1% of net assets.
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
HSBC Holdings	Redeia Corporation SA	11,724	2.43%	Monthly	02/10/2028	$244,937	$(4,309)	$(4,309)
France
BNP Paribas	Hong Kong Exchanges And Clearing L	5,800	0.31	Monthly	05/24/2027	39,463	665	665
Singapore
Goldman Sachs and Co. LLC	Singapore Exchange, Ltd.	24,800	2.41	Monthly	08/19/2026	265,705	3,344	3,344
							$(300)	$(300)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	FTSE 100 Index	June 2025	$1,410,066	$1,419,809	$ 9,743
10	Long	SGX Nikkei 225 Index	June 2025	1,312,141	1,318,844	6,703
5	Long	SPI 200 Index	June 2025	673,926	681,423	7,497
						$23,943

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
46	Long	Euro STOXX 50 Index	June 2025	$2,824,990	$2,803,745	$(21,245)
		Net Unrealized Appreciation (Depreciation)				$2,698
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	12.6%
Insurance	9.4
Pharmaceuticals	6.1
Chemicals	3.5
Commercial Services	3.4
Semiconductors	3.1
Oil & Gas	2.8
Healthcare-Products	2.8
Software	2.8
Engineering & Construction	2.8
Electric	2.7
Auto Manufacturers	2.3
Food	2.2
Diversified Financial Services	2.1
Telecommunications	2.1
Electronics	2.1
Distribution/Wholesale	2.0
Transportation	1.9
Retail	1.8
Internet	1.7
Machinery-Diversified	1.6
Miscellaneous Manufacturing	1.6
Mining	1.6
Machinery-Construction & Mining	1.4
Apparel	1.4
Investment Companies	1.3
Electrical Components & Equipment	1.3
Real Estate	1.2
Private Equity	1.2
Building Materials	1.1
REITS	1.0
Cosmetics/Personal Care	1.0
Home Furnishings	1.0
Beverages	0.9
Biotechnology	0.9
Computers	0.8
Food Service	0.7
Healthcare-Services	0.6
Auto Parts & Equipment	0.6
Gas	0.6
Toys/Games/Hobbies	0.6
Lodging	0.6
Leisure Time	0.6
Iron/Steel	0.6
Advertising	0.5
Hand/Machine Tools	0.4
Media	0.4
Entertainment	0.4
Household Products/Wares	0.4
Metal Fabricate/Hardware	0.4
Short-Term Investments	0.3
Forest Products & Paper	0.3
Office/Business Equipment	0.3
Airlines	0.1
Pipelines	0.1
Home Builders	0.1

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Industry Allocation*(continued)
Energy-Alternate Sources	0.1%
Packaging & Containers	0.1
Aerospace/Defense	0.1
98.4%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Denmark	$—	$7,635,833	$—	$7,635,833
Israel	1,265,577	4,113,976	—	5,379,553
Other Countries	533,724,305	—	—	533,724,305
Short-Term Investments	1,890,240	—	—	1,890,240
Total Investments at Value	$536,880,122	$11,749,809	$—	$548,629,931
Other Financial Instruments:†
Swaps	$—	$4,009	$—	$4,009
Futures Contracts	23,943	—	—	23,943
Total Other Financial Instruments	$23,943	$4,009	$—	$27,952
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$4,309	$—	$4,309
Futures Contracts	21,245	—	—	21,245
Total Other Financial Instruments	$21,245	$4,309	$—	$25,554
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Australia — 2.0%
Northern Star Resources, Ltd.	274,522	$ 3,712,555
Paladin Energy, Ltd.†	265,615	1,068,384
Transurban Group	361,224	3,301,741
		8,082,680
Brazil — 1.1%
Banco do Brasil SA	627,218	2,568,309
JBS SA	254,859	1,787,734
		4,356,043
Canada — 1.8%
Cameco Corp.	51,322	3,003,877
Energy Fuels, Inc.†	187,659	917,653
Pan American Silver Corp.	77,621	1,893,176
Teck Resources, Ltd., Class B	9,930	367,906
Vermilion Energy, Inc.	166,006	1,080,699
		7,263,311
Denmark — 0.4%
Novo Nordisk A/S, Class B	24,429	1,707,463
Finland — 0.6%
UPM-Kymmene Oyj	85,541	2,368,941
France — 14.9%
AXA SA	110,536	5,209,842
BNP Paribas SA	44,525	3,899,883
Capgemini SE	35,661	5,921,851
Cie de Saint-Gobain SA	8,860	994,339
Eiffage SA	12,844	1,766,089
Engie SA	225,578	4,862,677
LVMH Moet Hennessy Louis Vuitton SE	7,892	4,285,585
Sanofi SA	80,480	7,997,667
Schneider Electric SE	16,326	4,103,244
Societe Generale SA	94,251	5,120,778
TotalEnergies SE	178,840	10,490,281
Vinci SA	32,019	4,575,400
		59,227,636
Germany — 5.2%
Deutsche Telekom AG	150,785	5,697,830
Duerr AG	41,289	1,073,589
E.ON SE	229,142	4,014,567
Fresenius Medical Care AG	46,269	2,627,858
KION Group AG	26,345	1,223,459
Merck KGaA	5,931	777,818
Siemens AG	21,455	5,159,677
		20,574,798
Greece — 1.0%
Piraeus Financial Holdings SA	622,054	4,147,460
Guernsey — 0.5%
Burford Capital, Ltd.	141,474	1,819,356
Hong Kong — 1.4%
BOC Hong Kong Holdings, Ltd.	635,500	2,682,666
WH Group, Ltd.*	3,231,500	2,983,772
		5,666,438
Ireland — 2.3%
Bank of Ireland Group PLC	308,318	4,228,963
DCC PLC	21,271	1,328,653
Flutter Entertainment PLC†	3,579	904,413
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Jazz Pharmaceuticals PLC†	14,026	$ 1,515,790
Smurfit WestRock PLC	28,499	1,234,862
		9,212,681
Israel — 1.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	232,932	363,710
Check Point Software Technologies, Ltd.†	18,213	4,168,591
		4,532,301
Italy — 1.6%
Buzzi SpA	20,478	1,051,444
Enel SpA	555,877	5,103,014
		6,154,458
Japan — 21.3%
Dai-ichi Life Holdings, Inc.	327,700	2,569,995
Daiwabo Holdings Co, Ltd.	126,900	2,150,055
ITOCHU Corp.	137,200	7,379,881
Iyogin Holdings, Inc.	85,600	936,338
Kinden Corp.	58,600	1,594,757
Macnica Holdings, Inc.	129,700	1,731,046
Marubeni Corp.	118,900	2,433,445
MatsukiyoCocokara & Co.	97,400	1,973,789
Mebuki Financial Group, Inc.	568,600	2,812,672
Medipal Holdings Corp.	108,200	1,696,746
Murata Manufacturing Co., Ltd.	223,500	3,311,456
Nippon Television Holdings, Inc.	79,500	1,810,497
ORIX Corp.	435,700	9,283,549
Sankyo Co., Ltd.	221,500	3,874,461
Sanwa Holdings Corp.	43,500	1,507,589
Shimamura Co., Ltd.	46,500	3,233,139
Ship Healthcare Holdings, Inc.	59,900	775,938
Subaru Corp.	142,200	2,647,443
Sumitomo Corp.	90,500	2,328,302
Sumitomo Mitsui Financial Group, Inc.	449,000	11,545,224
Sundrug Co., Ltd.	35,000	1,092,359
Takeda Pharmaceutical Co., Ltd.	107,000	3,207,881
Tokyo Electron, Ltd.	21,900	3,500,469
Tokyo Tatemono Co., Ltd.	191,600	3,420,692
Toppan Holdings, Inc.	99,400	2,659,509
Toyota Motor Corp.	268,400	5,164,874
		84,642,106
Jersey — 1.0%
TP ICAP Group PLC	748,756	2,648,194
WPP PLC	186,469	1,505,926
		4,154,120
Marshall Islands — 0.2%
Star Bulk Carriers Corp.	56,204	927,928
Netherlands — 6.5%
ASR Nederland NV	65,915	4,227,144
ING Groep NV	333,798	7,079,925
Koninklijke Ahold Delhaize NV	186,309	7,865,227
Koninklijke KPN NV	949,277	4,460,171
Prosus NV	41,282	2,118,689
		25,751,156
Norway — 0.5%
Leroy Seafood Group ASA	457,048	1,995,225
Portugal — 1.1%
Banco Comercial Portugues SA	5,424,214	4,225,022

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore — 2.7%
BW LPG, Ltd. (^OSEAX)*	26,771	$ 273,811
BW LPG, Ltd. (NYSE)*	73,005	763,632
DBS Group Holdings, Ltd.	124,700	4,323,771
Singapore Exchange, Ltd.	314,700	3,420,891
Venture Corp., Ltd.	219,800	1,886,556
		10,668,661
South Africa — 0.3%
Impala Platinum Holdings, Ltd.†	149,544	1,073,773
South Korea — 0.3%
Youngone Corp.	23,890	1,051,042
Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	265,340	3,979,913
Banco Santander SA	729,888	5,826,951
Iberdrola SA #	326,164	5,955,115
		15,761,979
Switzerland — 6.2%
Nestle SA	52,598	5,604,914
Novartis AG	16,489	1,883,913
Partners Group Holding AG	2,191	2,933,757
Roche Holding AG	5,118	1,651,068
Swiss Re AG	22,298	3,935,340
Zurich Insurance Group AG	12,035	8,440,586
		24,449,578
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	108,000	3,434,217
United Kingdom — 18.8%
Ashtead Group PLC	52,239	3,051,154
AstraZeneca PLC	43,522	6,286,137
AstraZeneca PLC ADR	21,033	1,531,833
BT Group PLC	1,214,519	2,936,486
Coca-Cola Europacific Partners PLC	86,800	7,967,372
Diversified Energy Co. PLC	134,117	1,873,614
HSBC Holdings PLC	675,716	7,949,836
Imperial Brands PLC	123,424	4,672,896
JD Sports Fashion PLC	1,059,034	1,200,299
Just Group PLC	1,309,512	2,635,969
Marks & Spencer Group PLC	492,683	2,485,328
National Grid PLC#	472,394	6,660,761
NatWest Group PLC	621,014	4,389,448
Rio Tinto PLC	103,985	6,167,384
Shell PLC	401,110	13,237,963
Vodafone Group PLC	1,496,785	1,550,433
		74,596,913
United States — 0.1%
Insmed, Inc.†	5,541	386,374
Total Common Stocks (cost $337,272,272)		388,231,660
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
United States — 0.4%
iShares MSCI EAFE Value ETF (cost $1,567,817)	24,474	$ 1,557,525
Total Long-Term Investment Securities (cost $338,840,089)		389,789,185
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
Allspring Government Money Market Fund, Institutional Shares Class 4.17%(1)	173,442	173,442
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1)	1,771,181	1,771,181
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(1)(2)	136,718	136,718
Total Short-Term Investments (cost $2,081,341)		2,081,341
TOTAL INVESTMENTS (cost $340,921,430)(3)	98.7%	391,870,526
Other assets less liabilities	1.3	5,009,718
NET ASSETS	100.0%	$396,880,244
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $4,021,215 representing 1.0% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	At May 31, 2025, the Fund had loaned securities with a total value of $12,140,821. This was secured by collateral of $136,718, which was received in cash and subsequently invested in short-term investments currently valued at $136,718 as reported in the Portfolio of Investments. Additional collateral of $12,630,279 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
United States Treasury Bills	0.00%	07/15/2025 to 12/26/2025	$256,622
United States Treasury Notes/Bonds	0.13% to 4.88%	06/30/2025 to 08/15/2054	12,373,657
(3)	See Note 4 for cost of investments on a tax basis.
^OSEAX—Oslo Stock Exchange
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
NYSE—New York Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	NOK	6,430,000	USD	620,621	06/11/2025	$ —	$ (9,309)
	USD	837,731	DKK	5,494,000	06/11/2025	—	(1,041)
	USD	2,932,339	GBP	2,216,000	06/11/2025	53,494	—
						53,494	(10,350)

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	JPY	861,683,000	USD	6,076,543	06/11/2025	$ 82,948	$ —
	USD	828,156	JPY	118,758,000	06/11/2025	—	(2,113)
	USD	7,619,782	SEK	73,609,000	06/11/2025	61,899	—
						144,847	(2,113)
Goldman Sachs and Co. LLC	SEK	5,884,000	USD	610,140	06/11/2025	—	(3,902)
	USD	616,362	CAD	852,000	06/11/2025	4,747	—
						4,747	(3,902)
HSBC Bank PLC	USD	6,908,751	AUD	10,859,000	06/11/2025	91,734	—
	USD	1,054,679	NZD	1,772,000	06/11/2025	4,419	—
						96,153	—
Morgan Stanley & Co. International PLC	CAD	11,339,000	USD	8,180,747	06/11/2025	—	(85,400)
	USD	6,462,776	CHF	5,260,000	06/11/2025	—	(65,380)
						—	(150,780)
State Street Bank & Trust Co.	SEK	17,966,000	USD	1,864,989	06/11/2025	—	(9,905)
	SGD	3,022,000	USD	2,308,584	06/11/2025	—	(35,645)
						—	(45,550)
UBS AG	USD	620,634	AUD	965,000	06/11/2025	1,474	—
	USD	1,876,320	EUR	1,655,000	06/11/2025	3,750	—
	USD	2,110,858	NOK	22,213,000	06/11/2025	65,289	—
						70,513	—
Wells Fargo & Co.	AUD	954,000	USD	615,058	06/11/2025	41	—
	NZD	1,772,000	USD	1,053,010	06/11/2025	—	(6,088)
	USD	203,813	EUR	182,000	06/11/2025	2,938	—
						2,979	(6,088)
Unrealized Appreciation (Depreciation)						$372,733	$(218,783)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	19.1%
Pharmaceuticals	7.3
Oil & Gas	7.0
Insurance	6.8
Electric	6.7
Food	5.7
Mining	4.4
Diversified Financial Services	4.2
Telecommunications	3.7
Distribution/Wholesale	3.6
Computers	2.5
Commercial Services	2.3
Beverages	2.0
Engineering & Construction	2.0
Auto Manufacturers	2.0
Retail	1.9
Semiconductors	1.8
Electronics	1.7
Apparel	1.4
Miscellaneous Manufacturing	1.3
Entertainment	1.2
Agriculture	1.2

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Industry Allocation*(continued)
Electrical Components & Equipment	1.0%
Building Materials	1.0
Real Estate	0.9
Private Equity	0.8
Healthcare-Services	0.7
Forest Products & Paper	0.6
Machinery-Diversified	0.6
Internet	0.5
Short-Term Investments	0.5
Transportation	0.5
Media	0.5
Unaffiliated Investment Companies	0.4
Advertising	0.4
Packaging & Containers	0.3
Biotechnology	0.1
Coal	0.1
98.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Denmark	$—	$1,707,463	$—	$1,707,463
Israel	4,168,591	363,710	—	4,532,301
Taiwan	—	3,434,217	—	3,434,217
Other Countries	378,557,679	—	—	378,557,679
Unaffiliated Investment Companies	1,557,525	—	—	1,557,525
Short-Term Investments	2,081,341	—	—	2,081,341
Total Investments at Value	$386,365,136	$5,505,390	$—	$391,870,526
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$372,733	$—	$372,733
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$218,783	$—	$218,783
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Apparel — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	11,036	$ 5,992,868
NIKE, Inc., Class B	84,752	5,135,124
		11,127,992
Auto Parts & Equipment — 0.7%
Aptiv PLC†	60,215	4,022,964
Beverages — 1.6%
PepsiCo, Inc.	70,786	9,304,820
Chemicals — 1.2%
Sherwin-Williams Co.	19,786	7,099,415
Commercial Services — 3.7%
Moody's Corp.	16,126	7,729,514
TransUnion	160,378	13,733,168
		21,462,682
Computers — 8.6%
Accenture PLC, Class A	59,934	18,988,290
Apple, Inc.	137,684	27,653,831
Gartner, Inc.†	8,399	3,665,492
		50,307,613
Cosmetics/Personal Care — 2.1%
Estee Lauder Cos., Inc., Class A	94,855	6,349,594
L'Oreal SA	13,925	5,888,069
		12,237,663
Distribution/Wholesale — 0.9%
Pool Corp.#	17,678	5,313,830
Diversified Financial Services — 9.0%
Brookfield Asset Management, Ltd., Class A	113,923	6,409,440
Charles Schwab Corp.	82,811	7,315,524
CME Group, Inc.	17,497	5,056,633
Mastercard, Inc., Class A	15,059	8,818,550
Visa, Inc., Class A	68,628	25,062,259
		52,662,406
Electric — 2.1%
CMS Energy Corp.	176,813	12,417,577
Electrical Components & Equipment — 3.0%
Eaton Corp. PLC	38,776	12,416,075
Schneider Electric SE	21,053	5,291,290
		17,707,365
Electronics — 6.7%
Amphenol Corp., Class A	139,442	12,540,019
Hubbell, Inc.	33,000	12,856,140
Mettler-Toledo International, Inc.†	5,361	6,194,743
TE Connectivity PLC	50,063	8,013,584
		39,604,486
Food — 1.2%
McCormick & Co., Inc.	97,908	7,120,849
Healthcare-Products — 7.6%
Agilent Technologies, Inc.	95,899	10,733,017
Boston Scientific Corp.†	58,754	6,184,446
Danaher Corp.	43,474	8,255,713
STERIS PLC	55,824	13,688,603
Stryker Corp.	6,841	2,617,640
Thermo Fisher Scientific, Inc.	7,887	3,177,041
		44,656,460
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 0.6%
ICON PLC†	27,878	$ 3,631,946
Household Products/Wares — 2.3%
Church & Dwight Co., Inc.	136,420	13,411,450
Insurance — 3.7%
Aon PLC, Class A	38,383	14,281,547
Marsh & McLennan Cos., Inc.	31,946	7,464,502
		21,746,049
Internet — 4.0%
Alphabet, Inc., Class A	77,886	13,376,141
Tencent Holdings, Ltd.	162,900	10,350,178
		23,726,319
Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	28,588	7,102,403
Machinery-Diversified — 1.8%
Graco, Inc.	47,716	4,039,637
Otis Worldwide Corp.	68,970	6,576,289
		10,615,926
Media — 1.2%
Walt Disney Co.	63,902	7,223,482
Pharmaceuticals — 1.6%
Becton Dickinson & Co.	53,481	9,230,286
REITS — 2.0%
American Tower Corp.	55,603	11,935,184
Retail — 2.9%
Ross Stores, Inc.	57,306	8,027,998
Starbucks Corp.	28,732	2,412,051
TJX Cos., Inc.	50,721	6,436,495
		16,876,544
Semiconductors — 8.6%
Analog Devices, Inc.	17,639	3,774,393
NVIDIA Corp.	242,155	32,722,405
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,146	10,467,505
Texas Instruments, Inc.	20,503	3,748,974
		50,713,277
Software — 18.6%
Fiserv, Inc.†	43,437	7,071,109
Microsoft Corp.	184,824	85,085,577
Salesforce, Inc.	51,894	13,771,111
Veeva Systems, Inc., Class A†	11,603	3,245,359
		109,173,156
Transportation — 0.9%
Canadian Pacific Kansas City, Ltd.	64,889	5,298,187
Total Long-Term Investment Securities (cost $448,145,638)		585,730,331

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Sovereign — 0.3%
Federal Home Loan Bank
4.12%, 06/02/2025 (cost $1,854,787)	$1,855,000	$ 1,854,350
TOTAL INVESTMENTS (cost $450,000,425)(1)	100.0%	587,584,681
Other assets less liabilities	(0.0)	(100,061)
NET ASSETS	100.0%	$587,484,620
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At May 31, 2025, the Fund had loaned securities with a total value of $5,313,830. This was secured by collateral of $5,452,628 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$10,871
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	70,262
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	5,395
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	29,590
United States Treasury Bills	0.00%	11/28/2025	69
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 05/15/2054	5,336,441
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$585,730,331	$—	$—	$585,730,331
Short-Term Investments	—	1,854,350	—	1,854,350
Total Investments at Value	$585,730,331	$1,854,350	$—	$587,584,681
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 0.7%
Curtiss-Wright Corp.	33,930	$ 14,932,932
Hexcel Corp.	73,098	3,866,153
		18,799,085
Agriculture — 0.2%
Darling Ingredients, Inc.†	143,299	4,465,197
Airlines — 0.5%
Alaska Air Group, Inc.†	110,891	5,647,678
American Airlines Group, Inc.†	594,763	6,786,246
		12,433,924
Apparel — 1.0%
Capri Holdings, Ltd.†	104,539	1,894,247
Columbia Sportswear Co.#	27,450	1,750,761
Crocs, Inc.†	50,505	5,151,510
PVH Corp.	50,320	4,215,306
Skechers USA, Inc., Class A†	118,563	7,355,649
Under Armour, Inc., Class A#†	170,126	1,141,546
Under Armour, Inc., Class C#†	94,938	598,109
VF Corp.#	298,348	3,717,416
		25,824,544
Auto Parts & Equipment — 0.8%
Autoliv, Inc.	64,416	6,623,253
Gentex Corp.	202,564	4,369,306
Goodyear Tire & Rubber Co.†	256,756	2,929,586
Lear Corp.	48,514	4,386,636
Visteon Corp.†	24,678	2,083,440
		20,392,221
Banks — 6.2%
Associated Banc-Corp.	147,703	3,422,279
Bank OZK	95,058	4,213,921
Columbia Banking System, Inc.	189,524	4,431,071
Comerica, Inc.	118,397	6,759,285
Commerce Bancshares, Inc.	109,990	6,930,470
Cullen/Frost Bankers, Inc.	58,100	7,377,538
East West Bancorp, Inc.	124,902	11,391,062
First Financial Bankshares, Inc.	115,883	4,086,035
First Horizon Corp.	472,113	9,385,606
FNB Corp.	324,007	4,493,977
Glacier Bancorp, Inc.	102,173	4,237,114
Hancock Whitney Corp.	77,538	4,239,002
Home BancShares, Inc.	166,575	4,712,407
International Bancshares Corp.	48,198	3,018,641
Old National Bancorp	287,400	5,995,164
Pinnacle Financial Partners, Inc.	68,951	7,328,112
Prosperity Bancshares, Inc.	85,841	5,978,826
SouthState Corp.	88,459	7,766,700
Synovus Financial Corp.	127,188	6,083,402
Texas Capital Bancshares, Inc.†	41,457	2,972,052
UMB Financial Corp.	61,318	6,323,112
United Bankshares, Inc.	128,627	4,648,580
Valley National Bancorp	427,937	3,757,287
Webster Financial Corp.	154,420	7,949,542
Western Alliance Bancorp	98,269	7,115,658
Wintrust Financial Corp.	59,911	7,153,973
Zions Bancorp NA	133,229	6,309,725
		158,080,541
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	7,389	1,698,362
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Celsius Holdings, Inc.†	141,878	$ 5,374,339
Coca-Cola Consolidated, Inc.	53,110	6,089,061
		13,161,762
Biotechnology — 2.6%
BioMarin Pharmaceutical, Inc.†	171,711	9,971,258
Bio-Rad Laboratories, Inc., Class A†	17,583	3,990,110
Cytokinetics, Inc.†	106,328	3,298,294
Exelixis, Inc.†	252,167	10,853,268
Halozyme Therapeutics, Inc.†	114,629	6,427,248
Illumina, Inc.†	142,715	11,736,882
Roivant Sciences, Ltd.#†	377,515	4,148,890
Sarepta Therapeutics, Inc.†	87,424	3,287,142
United Therapeutics Corp.†	40,224	12,825,422
		66,538,514
Building Materials — 2.1%
AAON, Inc.	61,050	5,878,504
Eagle Materials, Inc.	29,992	6,064,682
Fortune Brands Innovations, Inc.	111,925	5,641,020
Knife River Corp.†	51,007	4,799,759
Louisiana-Pacific Corp.	56,322	5,072,923
Owens Corning	77,290	10,352,995
Simpson Manufacturing Co., Inc.	37,816	5,887,951
Trex Co., Inc.†	96,003	5,363,688
UFP Industries, Inc.	54,712	5,337,703
		54,399,225
Chemicals — 1.4%
Ashland, Inc.	41,287	2,044,119
Avient Corp.	82,317	2,974,113
Axalta Coating Systems, Ltd.†	196,542	6,053,494
Cabot Corp.	48,852	3,648,756
NewMarket Corp.	6,863	4,420,184
Olin Corp.	104,243	2,023,357
RPM International, Inc.	115,837	13,186,884
Westlake Corp.	30,150	2,141,554
		36,492,461
Commercial Services — 3.7%
Avis Budget Group, Inc.#†	15,460	1,882,873
Brink's Co.	39,321	3,226,681
Euronet Worldwide, Inc.†	37,207	4,028,774
FTI Consulting, Inc.†	32,131	5,274,625
Graham Holdings Co., Class B	3,036	2,897,589
Grand Canyon Education, Inc.†	25,897	5,123,592
GXO Logistics, Inc.#†	107,663	4,429,256
H&R Block, Inc.	120,595	6,867,885
Insperity, Inc.	31,866	2,062,368
ManpowerGroup, Inc.	42,288	1,773,982
Morningstar, Inc.	24,342	7,507,560
Paylocity Holding Corp.†	39,275	7,497,597
RB Global, Inc.	166,154	17,496,016
Service Corp. International	129,932	10,134,696
Shift4 Payments, Inc., Class A#†	61,866	5,864,278
Valvoline, Inc.†	114,515	3,961,074
WEX, Inc.†	31,456	4,181,446
		94,210,292
Computers — 3.6%
ASGN, Inc.†	39,823	2,103,053
CACI International, Inc., Class A†	20,200	8,645,600
Crane NXT Co.#	44,304	2,375,137
ExlService Holdings, Inc.†	144,951	6,666,297

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Genpact, Ltd.	144,778	$ 6,232,693
KBR, Inc.	120,048	6,265,305
Kyndryl Holdings, Inc.†	210,471	8,216,788
Lumentum Holdings, Inc.#†	62,348	4,506,513
Maximus, Inc.	50,995	3,697,647
Okta, Inc.†	147,405	15,207,774
Parsons Corp.†	42,751	2,771,975
Pure Storage, Inc., Class A†	279,236	14,964,257
Qualys, Inc.†	33,255	4,607,480
Science Applications International Corp.	44,042	5,088,613
		91,349,132
Cosmetics/Personal Care — 0.4%
Coty, Inc., Class A†	331,118	1,632,412
e.l.f. Beauty, Inc.†	50,311	5,659,484
Perrigo Co. PLC	122,919	3,290,542
		10,582,438
Distribution/Wholesale — 1.2%
Core & Main, Inc., Class A†	171,356	9,392,023
Watsco, Inc.	31,381	13,919,670
WESCO International, Inc.	40,007	6,716,775
		30,028,468
Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc.	26,463	4,657,488
Ally Financial, Inc.	247,634	8,667,190
Evercore, Inc., Class A	31,898	7,384,068
Federated Hermes, Inc.	70,203	2,962,566
Hamilton Lane, Inc., Class A	39,046	5,817,854
Houlihan Lokey, Inc.	48,676	8,502,724
Interactive Brokers Group, Inc., Class A	98,098	20,569,188
Janus Henderson Group PLC	115,048	4,179,694
Jefferies Financial Group, Inc.	146,693	7,129,280
SEI Investments Co.	86,853	7,405,087
SLM Corp.	189,566	6,136,251
Stifel Financial Corp.	92,054	8,673,328
Voya Financial, Inc.	86,690	5,766,619
		97,851,337
Electric — 1.4%
ALLETE, Inc.	52,168	3,393,007
Black Hills Corp.	64,525	3,772,777
IDACORP, Inc.	47,734	5,677,959
Northwestern Energy Group, Inc.	55,255	3,057,259
OGE Energy Corp.	181,050	8,051,293
Ormat Technologies, Inc.	50,962	3,788,005
Portland General Electric Co.	98,520	4,177,248
TXNM Energy, Inc.	81,585	4,625,054
		36,542,602
Electrical Components & Equipment — 1.1%
Acuity, Inc.	27,731	7,207,010
Belden, Inc.	36,282	3,853,148
EnerSys	35,524	2,970,872
Littelfuse, Inc.	22,445	4,602,572
Novanta, Inc.†	31,877	3,947,010
Universal Display Corp.	39,492	5,661,178
		28,241,790
Electronics — 3.1%
Arrow Electronics, Inc.†	47,006	5,564,570
Avnet, Inc.	77,939	3,897,730
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Coherent Corp.†	139,622	$ 10,559,612
Flex, Ltd.†	345,168	14,600,607
NEXTracker, Inc., Class A†	129,480	7,340,221
nVent Electric PLC	148,496	9,771,037
Sensata Technologies Holding PLC	134,756	3,511,741
TD SYNNEX Corp.	68,145	8,268,714
Vontier Corp.	133,976	4,789,642
Woodward, Inc.	53,482	11,569,761
		79,873,635
Engineering & Construction — 2.9%
AECOM	119,551	13,132,677
Comfort Systems USA, Inc.	31,967	15,287,578
EMCOR Group, Inc.	41,447	19,557,182
Exponent, Inc.	44,948	3,431,330
Fluor Corp.†	154,532	6,425,441
MasTec, Inc.†	55,685	8,682,962
TopBuild Corp.†	26,418	7,473,388
		73,990,558
Entertainment — 1.0%
Churchill Downs, Inc.	65,923	6,293,669
Light & Wonder, Inc.†	79,564	7,170,307
Marriott Vacations Worldwide Corp.#	28,938	1,905,857
Vail Resorts, Inc.	33,731	5,402,694
Warner Music Group Corp., Class A	130,625	3,438,050
		24,210,577
Environmental Control — 0.7%
Clean Harbors, Inc.†	45,648	10,352,510
Tetra Tech, Inc.	241,495	8,437,835
		18,790,345
Food — 2.9%
Albertsons Cos., Inc., Class A	365,406	8,122,975
Flowers Foods, Inc.	172,536	2,915,858
Ingredion, Inc.	58,113	8,084,681
Lancaster Colony Corp.	17,034	2,851,492
Performance Food Group Co.†	140,747	12,605,301
Pilgrim's Pride Corp.#	36,319	1,785,442
Post Holdings, Inc.†	41,220	4,558,520
Sprouts Farmers Market, Inc.†	90,090	15,572,958
US Foods Holding Corp.†	207,567	16,422,701
		72,919,928
Food Service — 0.4%
Aramark	238,854	9,673,587
Gas — 1.2%
National Fuel Gas Co.	81,586	6,734,108
New Jersey Resources Corp.	90,358	4,146,529
ONE Gas, Inc.	51,045	3,816,124
Southwest Gas Holdings, Inc.	54,131	3,888,230
Spire, Inc.	52,569	3,957,394
UGI Corp.	193,542	6,979,125
		29,521,510
Hand/Machine Tools — 0.9%
Lincoln Electric Holdings, Inc.	50,839	9,841,922
MSA Safety, Inc.	35,365	5,763,434
Regal Rexnord Corp.	59,670	7,962,365
		23,567,721
Healthcare-Products — 2.1%
Avantor, Inc.†	613,480	7,920,027

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Bruker Corp.	100,193	$ 3,677,083
Dentsply Sirona, Inc.	179,097	2,861,970
Envista Holdings Corp.†	155,242	2,836,271
Globus Medical, Inc., Class A†	102,475	6,064,470
Haemonetics Corp.†	45,467	3,078,571
Lantheus Holdings, Inc.†	62,642	4,733,230
LivaNova PLC†	49,624	2,146,238
Masimo Corp.†	40,039	6,506,337
Penumbra, Inc.†	34,579	9,231,556
Repligen Corp.†	46,946	5,542,914
		54,598,667
Healthcare-Services — 2.4%
Acadia Healthcare Co., Inc.†	83,899	1,899,473
Amedisys, Inc.†	28,704	2,700,185
Chemed Corp.	13,501	7,760,915
Encompass Health Corp.	90,774	10,974,577
Ensign Group, Inc.	51,247	7,546,633
HealthEquity, Inc.†	78,386	7,886,416
Medpace Holdings, Inc.†	22,469	6,626,108
Sotera Health Co.†	131,160	1,605,398
Tenet Healthcare Corp.†	85,680	14,460,214
		61,459,919
Home Builders — 0.9%
KB Home	62,527	3,225,143
Taylor Morrison Home Corp.†	92,642	5,213,892
Thor Industries, Inc.#	47,950	3,893,060
Toll Brothers, Inc.	90,325	9,416,381
		21,748,476
Home Furnishings — 0.8%
Dolby Laboratories, Inc., Class A	55,145	4,095,068
Somnigroup International, Inc.#	185,399	12,062,059
Whirlpool Corp.	49,899	3,896,613
		20,053,740
Housewares — 0.1%
Scotts Miracle-Gro Co.	38,837	2,313,132
Insurance — 5.2%
American Financial Group, Inc.	65,070	8,067,379
Brighthouse Financial, Inc.†	52,824	3,159,403
CNO Financial Group, Inc.	93,045	3,531,988
Essent Group, Ltd.	94,616	5,487,728
Fidelity National Financial, Inc.	234,216	12,828,010
First American Financial Corp.	92,805	5,179,447
Hanover Insurance Group, Inc.	32,465	5,713,191
Kemper Corp.	54,119	3,449,004
Kinsale Capital Group, Inc.	19,933	9,408,177
MGIC Investment Corp.	223,847	5,920,753
Old Republic International Corp.	210,993	7,975,535
Primerica, Inc.	30,067	8,136,130
Reinsurance Group of America, Inc.	59,349	12,065,058
RenaissanceRe Holdings, Ltd.	45,611	11,376,296
RLI Corp.	75,137	5,775,781
Ryan Specialty Holdings, Inc.	95,861	6,860,772
Selective Insurance Group, Inc.	54,784	4,822,088
Unum Group	148,042	12,096,512
		131,853,252
Internet — 0.9%
Chewy, Inc., Class A†	149,246	6,753,381
Security Description	Shares or Principal Amount	Value

Internet (continued)
Hims & Hers Health, Inc.†	172,260	$ 9,743,026
Maplebear, Inc.†	145,818	6,659,508
		23,155,915
Iron/Steel — 2.1%
ATI, Inc.†	128,518	10,235,174
Carpenter Technology Corp.	45,003	10,575,705
Cleveland-Cliffs, Inc.#†	441,210	2,572,254
Commercial Metals Co.	102,389	4,770,303
Reliance, Inc.	48,761	14,278,196
United States Steel Corp.	202,874	10,918,679
		53,350,311
Leisure Time — 0.7%
Brunswick Corp.	59,449	3,009,308
Harley-Davidson, Inc.#	104,926	2,540,259
Planet Fitness, Inc., Class A†	75,845	7,799,141
Polaris, Inc.#	47,233	1,852,478
YETI Holdings, Inc.†	73,467	2,245,152
		17,446,338
Lodging — 0.9%
Boyd Gaming Corp.	59,728	4,477,808
Choice Hotels International, Inc.	20,128	2,549,815
Hilton Grand Vacations, Inc.#†	55,904	2,133,856
Hyatt Hotels Corp., Class A#	38,422	5,072,857
Travel & Leisure Co.	61,632	2,993,466
Wyndham Hotels & Resorts, Inc.	70,048	5,798,573
		23,026,375
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	82,389	10,348,059
Oshkosh Corp.	58,622	5,814,716
Terex Corp.	59,825	2,692,723
		18,855,498
Machinery-Diversified — 3.4%
AGCO Corp.	55,821	5,469,342
Applied Industrial Technologies, Inc.	34,577	7,832,382
Chart Industries, Inc.†	38,034	5,966,013
CNH Industrial NV	787,716	9,854,327
Cognex Corp.	153,046	4,586,789
Crane Co.	43,830	7,512,462
Esab Corp.	51,394	6,320,948
Flowserve Corp.	118,828	5,930,705
Graco, Inc.	152,130	12,879,326
Middleby Corp.†	48,466	7,082,337
Toro Co.	90,662	6,870,366
Watts Water Technologies, Inc., Class A	24,472	5,925,161
		86,230,158
Media — 0.5%
New York Times Co., Class A	147,017	8,397,611
Nexstar Media Group, Inc.	26,376	4,494,998
		12,892,609
Metal Fabricate/Hardware — 1.4%
Advanced Drainage Systems, Inc.	63,603	6,993,786
Mueller Industries, Inc.	102,473	7,979,573
RBC Bearings, Inc.†	28,175	10,308,387
Timken Co.	57,712	3,952,695
Valmont Industries, Inc.	18,051	5,740,940
		34,975,381

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.7%
Alcoa Corp.	234,060	$ 6,265,786
Royal Gold, Inc.	59,248	10,553,254
		16,819,040
Miscellaneous Manufacturing — 1.6%
Carlisle Cos., Inc.	40,056	15,228,490
Donaldson Co., Inc.	107,499	7,476,555
Fabrinet†	32,426	7,551,043
ITT, Inc.	73,340	11,040,604
		41,296,692
Oil & Gas — 2.7%
Antero Resources Corp.†	263,545	9,869,760
Chord Energy Corp.	55,077	4,956,930
Civitas Resources, Inc.#	80,001	2,189,627
CNX Resources Corp.†	134,104	4,328,877
HF Sinclair Corp.	144,093	5,206,080
Matador Resources Co.	104,549	4,496,652
Murphy Oil Corp.#	123,517	2,585,211
Ovintiv, Inc.	235,461	8,434,213
PBF Energy, Inc., Class A	88,310	1,682,306
Permian Resources Corp.	576,347	7,267,736
Range Resources Corp.	217,415	8,270,467
Valaris, Ltd.#†	58,950	2,217,699
Viper Energy, Inc.	118,310	4,695,724
Weatherford International PLC	65,633	2,861,599
		69,062,881
Oil & Gas Services — 0.3%
ChampionX Corp.	171,907	4,137,801
NOV, Inc.	343,111	4,117,332
		8,255,133
Packaging & Containers — 1.4%
AptarGroup, Inc.	59,911	9,489,903
Crown Holdings, Inc.	105,468	10,388,598
Graphic Packaging Holding Co.	270,487	6,010,221
Greif, Inc., Class A	23,290	1,294,924
Silgan Holdings, Inc.	73,127	4,027,104
Sonoco Products Co.	88,530	4,031,656
		35,242,406
Pharmaceuticals — 1.1%
BellRing Brands, Inc.†	115,846	7,292,506
Jazz Pharmaceuticals PLC†	54,469	5,886,465
Neurocrine Biosciences, Inc.†	89,831	11,051,010
Option Care Health, Inc.†	153,330	5,010,824
		29,240,805
Pipelines — 0.6%
Antero Midstream Corp.	301,850	5,668,743
DT Midstream, Inc.	91,292	9,561,924
		15,230,667
Private Equity — 0.3%
Carlyle Group, Inc.	190,135	8,594,102
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	42,747	9,519,757
REITS — 7.2%
Agree Realty Corp.	96,433	7,261,405
American Homes 4 Rent, Class A	285,818	10,818,211
Annaly Capital Management, Inc.	521,089	9,874,636
Security Description	Shares or Principal Amount	Value

REITS (continued)
Brixmor Property Group, Inc.	275,639	$ 7,003,987
COPT Defense Properties	101,337	2,781,701
Cousins Properties, Inc.	151,058	4,240,198
CubeSmart	204,024	8,724,066
EastGroup Properties, Inc.	46,813	7,937,144
EPR Properties	68,232	3,799,840
Equity LifeStyle Properties, Inc.	172,138	10,942,813
First Industrial Realty Trust, Inc.	119,240	5,894,033
Gaming & Leisure Properties, Inc.	247,222	11,545,267
Healthcare Realty Trust, Inc.	319,296	4,629,792
Independence Realty Trust, Inc.	207,647	3,860,158
Kilroy Realty Corp.#	95,795	3,084,599
Kite Realty Group Trust	197,915	4,377,880
Lamar Advertising Co., Class A	79,230	9,550,384
National Storage Affiliates Trust	63,181	2,173,426
NNN REIT, Inc.	168,981	7,056,647
Omega Healthcare Investors, Inc.	253,929	9,395,373
Park Hotels & Resorts, Inc.	185,967	1,926,618
PotlatchDeltic Corp.	64,299	2,529,523
Rayonier, Inc.	125,620	2,977,194
Rexford Industrial Realty, Inc.	204,754	7,215,531
Sabra Health Care REIT, Inc.	213,160	3,726,037
STAG Industrial, Inc.	167,129	5,946,450
Starwood Property Trust, Inc.#	288,585	5,699,554
Vornado Realty Trust	149,596	5,635,281
WP Carey, Inc.	197,947	12,423,154
		183,030,902
Retail — 6.2%
Abercrombie & Fitch Co., Class A†	46,252	3,630,319
AutoNation, Inc.†	23,225	4,269,916
Bath & Body Works, Inc.	195,136	5,487,224
BJ's Wholesale Club Holdings, Inc.†	119,014	13,473,575
Burlington Stores, Inc.†	56,589	12,917,571
Casey's General Stores, Inc.	33,443	14,640,008
Cava Group, Inc.†	73,296	5,956,766
Dick's Sporting Goods, Inc.	52,170	9,356,168
FirstCash Holdings, Inc.	35,086	4,487,850
Five Below, Inc.†	49,389	5,757,276
Floor & Decor Holdings, Inc., Class A†	96,613	6,926,186
GameStop Corp., Class A†	366,328	10,916,574
Gap, Inc.	200,470	4,472,486
Lithia Motors, Inc.	23,999	7,605,523
Macy's, Inc.	250,144	2,974,212
MSC Industrial Direct Co., Inc., Class A	40,262	3,269,274
Murphy USA, Inc.	16,431	7,012,587
Ollie's Bargain Outlet Holdings, Inc.#†	55,209	6,153,043
Penske Automotive Group, Inc.#	16,844	2,765,448
RH†	13,860	2,510,185
Texas Roadhouse, Inc.	60,108	11,733,683
Wendy's Co.#	154,266	1,758,632
Wingstop, Inc.	26,296	8,985,343
		157,059,849
Savings & Loans — 0.1%
Flagstar Financial, Inc.	273,027	3,145,271
Semiconductors — 2.2%
Allegro MicroSystems, Inc.†	117,634	2,982,022
Amkor Technology, Inc.	102,216	1,841,932
Cirrus Logic, Inc.†	48,101	4,731,214
Entegris, Inc.	136,162	9,359,776
IPG Photonics Corp.†	22,467	1,488,663
Lattice Semiconductor Corp.†	124,936	5,614,624

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MACOM Technology Solutions Holdings, Inc.†	53,583	$ 6,516,229
MKS, Inc.	61,068	5,019,179
Onto Innovation, Inc.†	44,574	4,098,134
Power Integrations, Inc.	49,736	2,473,371
Rambus, Inc.†	96,022	5,134,296
Silicon Laboratories, Inc.†	29,244	3,524,779
Synaptics, Inc.†	35,368	2,078,224
		54,862,443
Software — 4.4%
Appfolio, Inc., Class A†	21,113	4,458,432
BILL Holdings, Inc.†	84,504	3,691,135
Blackbaud, Inc.†	34,269	2,132,560
Commvault Systems, Inc.†	39,641	7,260,249
Concentrix Corp.#	41,736	2,335,755
DocuSign, Inc.†	182,019	16,128,704
Doximity, Inc., Class A†	120,283	6,265,541
Dropbox, Inc., Class A†	195,011	5,628,017
Duolingo, Inc., Class A†	34,144	17,741,564
Dynatrace, Inc.†	269,708	14,566,929
Guidewire Software, Inc.†	75,249	16,180,040
Manhattan Associates, Inc.†	55,071	10,396,303
Pegasystems, Inc.	40,338	3,959,175
ZoomInfo Technologies, Inc.†	244,401	2,334,030
		113,078,434
Telecommunications — 0.9%
Ciena Corp.†	128,044	10,251,203
EchoStar Corp., Class A#†	108,859	1,930,070
Frontier Communications Parent, Inc.†	199,678	7,234,334
Iridium Communications, Inc.	95,295	2,420,493
		21,836,100
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	303,540	5,749,048
Transportation — 1.6%
Kirby Corp.†	51,716	5,721,858
Knight-Swift Transportation Holdings, Inc.	146,431	6,489,822
Landstar System, Inc.	31,438	4,313,922
Ryder System, Inc.	37,918	5,578,875
Saia, Inc.†	23,962	6,335,793
XPO, Inc.†	105,634	12,024,318
		40,464,588
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.2%
GATX Corp.	32,020	$ 5,098,865
Water — 0.3%
Essential Utilities, Inc.	228,302	8,796,476
Total Long-Term Investment Securities (cost $1,918,166,156)		2,520,284,624
SHORT-TERM INVESTMENTS — 1.6%
Unaffiliated Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1)	29,077,566	29,077,565
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(1)(2)	11,729,819	11,729,819
Total Short-Term Investments (cost $40,807,384)		40,807,384
TOTAL INVESTMENTS (cost $1,958,973,540)(3)	100.4%	2,561,092,008
Other assets less liabilities	(0.4)	(11,060,515)
NET ASSETS	100.0%	$2,550,031,493
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	At May 31, 2025, the Fund had loaned securities with a total value of $70,593,953. This was secured by collateral of $11,729,819, which was received in cash and subsequently invested in short-term investments currently valued at $11,729,819 as reported in the Portfolio of Investments. Additional collateral of $61,251,659 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$222,695
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	1,439,284
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	110,504
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	606,124
United States Treasury Bills	0.00%	11/28/2025	1,421
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	58,871,631
(3)	See Note 4 for cost of investments on a tax basis.

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Diversified Financial Services
HSBC Holdings	Western Union Co.	304,441	4.73%	Monthly	02/09/2028	$ 2,943,336	$(118,123)	$(118,123)
Insurance
BNP Paribas	Equitable Holdings Inc	279,214	4.53	Monthly	05/24/2027	14,511,555	250,489	250,489
Banks
HSBC Holdings	Cadence Bank	165,357	4.73	Monthly	02/09/2028	5,058,296	(47,979)	(47,979)
							$84,387	$84,387

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
27	Long	S&P Mid Cap 400 E-Mini Index	June 2025	$8,133,832	$8,111,070	$(22,762)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,520,284,624	$—	$—	$2,520,284,624
Short-Term Investments	40,807,384	—	—	40,807,384
Total Investments at Value	$2,561,092,008	$—	$—	$2,561,092,008
Other Financial Instruments:†
Swaps	$—	$250,489	$—	$250,489
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$166,102	$—	$166,102
Futures Contracts	22,762	—	—	22,762
Total Other Financial Instruments	$22,762	$166,102	$—	$188,864
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.2%
Advertising — 0.9%
Trade Desk, Inc., Class A†	137,650	$ 10,354,033
Aerospace/Defense — 3.6%
AeroVironment, Inc.#†	77,539	13,804,268
HEICO Corp.	39,450	11,820,798
Leonardo DRS, Inc.	355,144	15,022,591
Standardaero, Inc.†	68,402	2,006,231
		42,653,888
Airlines — 0.9%
Ryanair Holdings PLC ADR#	105,663	5,874,863
United Airlines Holdings, Inc.†	68,700	5,457,871
		11,332,734
Apparel — 1.3%
Gildan Activewear, Inc.#	134,736	6,278,698
On Holding AG, Class A†	158,849	9,434,042
		15,712,740
Auto Manufacturers — 0.6%
PACCAR, Inc.	72,114	6,767,899
Banks — 0.5%
Western Alliance Bancorp	84,315	6,105,249
Biotechnology — 1.8%
Argenx SE ADR†	5,569	3,192,485
Corteva, Inc.	93,247	6,601,888
Illumina, Inc.†	22,832	1,877,704
Insmed, Inc.#†	113,165	7,890,995
Revolution Medicines, Inc.†	46,135	1,817,719
		21,380,791
Building Materials — 0.5%
Builders FirstSource, Inc.†	51,935	5,592,361
Commercial Services — 3.8%
API Group Corp.†	134,306	6,268,061
Cimpress PLC†	37,457	1,657,847
Global Payments, Inc.	28,474	2,152,919
Quanta Services, Inc.	33,622	11,517,552
RB Global, Inc.	54,967	5,788,025
Rentokil Initial PLC	324,994	1,539,588
Rentokil Initial PLC ADR	138,352	3,288,627
TransUnion	39,647	3,394,973
UL Solutions, Inc.	28,246	2,019,589
WEX, Inc.†	54,426	7,234,848
		44,862,029
Computers — 4.0%
Amdocs, Ltd.	87,200	8,001,472
CyberArk Software, Ltd.†	28,981	11,093,347
Parsons Corp.†	114,715	7,438,121
SailPoint, Inc.†	422,563	7,445,560
Zscaler, Inc.†	51,910	14,311,587
		48,290,087
Cosmetics/Personal Care — 1.0%
e.l.f. Beauty, Inc.#†	112,074	12,607,204
Diversified Financial Services — 6.0%
Ameriprise Financial, Inc.	33,731	17,177,174
Apollo Global Management, Inc.	58,989	7,709,272
Cboe Global Markets, Inc.	11,395	2,610,822
Charles Schwab Corp.	42,999	3,798,532
Interactive Brokers Group, Inc., Class A	50,401	10,568,082
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
LPL Financial Holdings, Inc.	30,723	$ 11,894,717
Rocket Cos., Inc., Class A#	548,225	6,989,869
Tradeweb Markets, Inc., Class A	71,788	10,369,777
		71,118,245
Electric — 3.0%
Alliant Energy Corp.	137,882	8,580,397
Ameren Corp.	64,623	6,260,676
DTE Energy Co.	41,115	5,618,365
Vistra Corp.	94,719	15,209,030
		35,668,468
Electrical Components & Equipment — 0.8%
Emerson Electric Co.	81,049	9,675,630
Electronics — 3.0%
Flex, Ltd.†	309,961	13,111,350
Fortive Corp.	117,941	8,278,279
Garmin, Ltd.	30,530	6,196,674
Sensata Technologies Holding PLC	188,368	4,908,870
TE Connectivity PLC	17,846	2,856,609
		35,351,782
Entertainment — 2.9%
Churchill Downs, Inc.	72,484	6,920,047
DraftKings, Inc., Class A#†	315,670	11,326,240
Entain PLC	238,043	2,407,377
Live Nation Entertainment, Inc.†	100,126	13,736,286
		34,389,950
Environmental Control — 1.5%
Clean Harbors, Inc.†	24,537	5,564,746
Veralto Corp.	33,217	3,355,913
Waste Connections, Inc.	44,530	8,776,418
		17,697,077
Food Service — 0.7%
Aramark	196,323	7,951,081
Healthcare-Products — 8.6%
Align Technology, Inc.†	48,285	8,736,688
Avantor, Inc.†	207,744	2,681,975
Boston Scientific Corp.†	111,540	11,740,700
Cooper Cos., Inc.†	110,856	7,569,248
Globus Medical, Inc., Class A†	30,840	1,825,111
ICU Medical, Inc.†	26,108	3,520,925
IDEXX Laboratories, Inc.†	17,872	9,174,770
Inspire Medical Systems, Inc.†	45,103	6,233,235
Insulet Corp.†	41,983	13,645,734
Lantheus Holdings, Inc.†	21,752	1,643,581
Natera, Inc.†	68,626	10,824,379
Revvity, Inc.#	95,599	8,644,062
STERIS PLC	14,645	3,591,100
Teleflex, Inc.	63,493	7,763,289
Waters Corp.†	13,300	4,644,892
		102,239,689
Healthcare-Services — 1.6%
Ensign Group, Inc.	48,820	7,189,233
Tenet Healthcare Corp.†	72,663	12,263,335
		19,452,568
Home Builders — 0.6%
D.R. Horton, Inc.	59,498	7,024,334

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance — 4.0%
Arthur J. Gallagher & Co.	33,244	$ 11,550,295
Intact Financial Corp.	66,165	15,011,092
MGIC Investment Corp.	299,495	7,921,643
W.R. Berkley Corp.	106,278	7,937,904
Willis Towers Watson PLC	15,770	4,991,994
		47,412,928
Internet — 3.7%
CDW Corp.	28,853	5,203,927
DoorDash, Inc., Class A†	25,281	5,274,881
GoDaddy, Inc., Class A†	51,357	9,354,677
Reddit, Inc., Class A†	85,199	9,572,108
Robinhood Markets, Inc., Class A†	186,741	12,352,917
Wayfair, Inc., Class A#†	42,152	1,738,348
Ziff Davis, Inc.†	35,274	1,144,289
		44,641,147
Iron/Steel — 1.1%
Carpenter Technology Corp.	54,561	12,821,835
Machinery-Construction & Mining — 0.8%
Vertiv Holdings Co., Class A	84,051	9,071,624
Machinery-Diversified — 0.6%
Ingersoll Rand, Inc.	85,637	6,991,405
Media — 0.9%
Liberty Media Corp.-Liberty Formula One, Class A†	13,607	1,199,049
Liberty Media Corp.-Liberty Formula One, Class C†	98,316	9,490,443
		10,689,492
Miscellaneous Manufacturing — 1.7%
Parker-Hannifin Corp.	16,075	10,685,053
Teledyne Technologies, Inc.†	20,105	10,029,580
		20,714,633
Oil & Gas — 0.4%
Diamondback Energy, Inc.	35,506	4,777,332
Pharmaceuticals — 1.7%
Ascendis Pharma A/S ADR†	17,925	2,918,907
BellRing Brands, Inc.†	91,871	5,783,279
Dexcom, Inc.†	107,111	9,190,124
Vaxcyte, Inc.†	60,220	1,956,548
		19,848,858
Pipelines — 2.0%
Cheniere Energy, Inc.	54,240	12,854,338
ONEOK, Inc.	23,566	1,905,075
Targa Resources Corp.	56,135	8,865,401
		23,624,814
Real Estate — 0.1%
FirstService Corp.	8,145	1,428,592
REITS — 0.6%
Lamar Advertising Co., Class A	41,492	5,001,446
Lineage, Inc.#	47,589	2,031,574
		7,033,020
Retail — 5.9%
Burlington Stores, Inc.†	10,769	2,458,239
CarMax, Inc.†	71,956	4,638,284
Cava Group, Inc.†	122,333	9,942,003
Dollar Tree, Inc.†	26,486	2,390,626
Ferguson Enterprises, Inc.	53,917	9,831,226
Security Description	Shares or Principal Amount	Value

Retail (continued)
Freshpet, Inc.†	73,380	$ 5,882,141
O'Reilly Automotive, Inc.†	7,530	10,297,275
Texas Roadhouse, Inc.	63,265	12,349,961
Wingstop, Inc.	36,321	12,410,886
		70,200,641
Semiconductors — 3.4%
Astera Labs, Inc.†	117,534	10,662,685
KLA Corp.	4,086	3,092,612
Monolithic Power Systems, Inc.	20,547	13,600,059
NXP Semiconductors NV	37,176	7,105,449
ON Semiconductor Corp.†	146,768	6,167,191
		40,627,996
Software — 19.5%
ANSYS, Inc.†	24,237	8,018,084
AppLovin Corp., Class A†	103,505	40,677,465
Broadridge Financial Solutions, Inc.	34,160	8,295,073
Cloudflare, Inc., Class A†	121,493	20,154,474
Constellation Software, Inc.	5,980	21,681,819
Dayforce, Inc.#†	112,251	6,631,789
Dynatrace, Inc.†	50,154	2,708,818
Elastic NV†	86,226	6,973,097
Monday.com, Ltd.†	23,876	7,102,871
MongoDB, Inc.†	48,724	9,200,553
Palantir Technologies, Inc., Class A†	457,191	60,248,630
PTC, Inc.†	37,337	6,284,564
SentinelOne, Inc., Class A†	341,246	6,009,342
Snowflake, Inc., Class A†	52,760	10,851,149
SS&C Technologies Holdings, Inc.	180,672	14,600,104
Topicus.com, Inc.†	20,795	2,720,086
		232,157,918
Telecommunications — 0.8%
Motorola Solutions, Inc.	23,233	9,650,524
Transportation — 1.4%
CSX Corp.	211,485	6,680,811
JB Hunt Transport Services, Inc.	49,588	6,885,294
TFI International, Inc.	36,896	3,174,163
		16,740,268
Total Long-Term Investment Securities (cost $947,966,707)		1,144,660,866
SHORT-TERM INVESTMENTS — 2.2%
Commercial Paper — 1.3%
Manhattan Asset Funding
4.32%, 06/02/2025	$13,200,000	13,195,216
Victory Receivables Corp.
4.32%, 06/02/2025	2,300,000	2,299,167
		15,494,383
U.S. Government Agency — 0.1%
Federal Home Loan Bank
4.12%, 06/02/2025	1,900,000	1,899,334

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(1)(2)	9,370,913	$ 9,370,913
Total Short-Term Investments (cost $26,768,396)		26,764,630
TOTAL INVESTMENTS (cost $974,735,103)(3)	98.4%	1,171,425,496
Other assets less liabilities	1.6	18,898,739
NET ASSETS	100.0%	$1,190,324,235
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	At May 31, 2025, the Fund had loaned securities with a total value of $24,110,588. This was secured by collateral of $9,370,913, which was received in cash and subsequently invested in short-term investments currently valued at $9,370,913 as reported in the Portfolio of Investments. Additional collateral of $15,622,939 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$77,366
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	500,019
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	38,390
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	210,572
United States Treasury Bills	0.00%	11/28/2025	494
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 05/15/2054	14,796,098
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,144,660,866	$—	$—	$1,144,660,866
Short-Term Investments:
Unaffiliated Investment Companies	9,370,913	—	—	9,370,913
Other Short-Term Investments	—	17,393,717	—	17,393,717
Total Investments at Value	$1,154,031,779	$17,393,717	$—	$1,171,425,496
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Aerospace/Defense — 3.2%
Curtiss-Wright Corp.	7,401	$ 3,257,254
Ducommun, Inc.†	39,818	2,802,391
Howmet Aerospace, Inc.	44,598	7,576,754
L3Harris Technologies, Inc.	12,320	3,010,269
Standardaero, Inc.†	87,230	2,558,456
		19,205,124
Apparel — 1.0%
Crocs, Inc.†	19,272	1,965,744
Ralph Lauren Corp.	8,277	2,291,156
Steven Madden, Ltd.#	77,303	1,905,519
		6,162,419
Auto Parts & Equipment — 0.6%
Gentex Corp.	68,260	1,472,368
Goodyear Tire & Rubber Co.†	168,940	1,927,606
		3,399,974
Banks — 5.7%
Ameris Bancorp	40,778	2,506,624
Cadence Bank	135,271	4,098,711
Columbia Banking System, Inc.	129,749	3,033,532
East West Bancorp, Inc.	31,607	2,882,558
Fifth Third Bancorp	84,240	3,217,126
Huntington Bancshares, Inc.	250,404	3,913,814
SouthState Corp.	44,775	3,931,245
Synovus Financial Corp.	88,678	4,241,469
UMB Financial Corp.	30,965	3,193,111
Webster Financial Corp.	58,431	3,008,028
		34,026,218
Beverages — 1.2%
Coca-Cola Consolidated, Inc.	21,930	2,514,275
Coca-Cola Europacific Partners PLC	21,717	1,993,403
Primo Brands Corp.	76,213	2,520,364
		7,028,042
Building Materials — 2.1%
Boise Cascade Co.	30,534	2,652,794
Builders FirstSource, Inc.†	10,559	1,136,993
Fortune Brands Innovations, Inc.	36,834	1,856,433
Masco Corp.	60,378	3,768,795
Masterbrand, Inc.†	79,560	811,512
UFP Industries, Inc.	21,432	2,090,906
		12,317,433
Chemicals — 2.7%
Avient Corp.	70,613	2,551,248
Axalta Coating Systems, Ltd.†	55,261	1,702,039
CF Industries Holdings, Inc.	41,919	3,802,472
DuPont de Nemours, Inc.	29,065	1,941,542
Ingevity Corp.†	79,268	3,279,317
Mosaic Co.	83,014	3,000,126
		16,276,744
Commercial Services — 3.1%
Booz Allen Hamilton Holding Corp.	9,211	978,669
Equifax, Inc.	11,299	2,985,083
H&R Block, Inc.	38,135	2,171,788
RB Global, Inc.	37,299	3,927,585
Robert Half, Inc.	23,207	1,062,648
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
TransUnion	41,621	$ 3,564,006
Valvoline, Inc.†	109,741	3,795,941
		18,485,720
Computers — 3.5%
Amdocs, Ltd.	32,620	2,993,211
CACI International, Inc., Class A#†	5,477	2,344,156
Check Point Software Technologies, Ltd.†	21,743	4,976,538
Cognizant Technology Solutions Corp., Class A	19,844	1,607,166
Dell Technologies, Inc., Class C	23,628	2,629,087
Leidos Holdings, Inc.	15,659	2,325,675
NetApp, Inc.	26,633	2,640,928
Science Applications International Corp.	12,605	1,456,382
		20,973,143
Cosmetics/Personal Care — 0.5%
Perrigo Co. PLC	115,102	3,081,281
Distribution/Wholesale — 1.1%
LKQ Corp.	37,754	1,527,904
Resideo Technologies, Inc.†	69,481	1,438,257
WESCO International, Inc.	19,490	3,272,176
		6,238,337
Diversified Financial Services — 8.7%
Affiliated Managers Group, Inc.	13,385	2,355,760
Air Lease Corp.	60,455	3,482,812
Ameriprise Financial, Inc.	13,859	7,057,557
Bread Financial Holdings, Inc.	41,299	2,116,161
Capital One Financial Corp.	8,489	1,605,694
Evercore, Inc., Class A	17,444	4,038,112
LPL Financial Holdings, Inc.	18,712	7,244,538
PRA Group, Inc.†	114,599	1,626,160
Rocket Cos., Inc., Class A#	171,535	2,187,071
SLM Corp.	87,743	2,840,241
Stifel Financial Corp.	63,919	6,022,448
Synchrony Financial	52,684	3,037,233
TPG, Inc.	42,175	2,029,883
Voya Financial, Inc.	86,544	5,756,907
		51,400,577
Electric — 2.9%
CenterPoint Energy, Inc.	53,628	1,997,107
DTE Energy Co.	29,564	4,039,921
Entergy Corp.	32,818	2,733,083
FirstEnergy Corp.	45,889	1,924,585
IDACORP, Inc.	10,269	1,221,497
NRG Energy, Inc.	13,625	2,124,137
OGE Energy Corp.	66,547	2,959,345
		16,999,675
Electrical Components & Equipment — 1.5%
AMETEK, Inc.	16,017	2,862,878
Belden, Inc.	29,530	3,136,086
Generac Holdings, Inc.†	21,482	2,623,597
		8,622,561
Electronics — 3.9%
Allegion PLC	30,440	4,343,788
Arrow Electronics, Inc.†	11,468	1,357,582
Atmus Filtration Technologies, Inc.	58,539	2,108,575
Flex, Ltd.†	146,688	6,204,902
Jabil, Inc.	17,403	2,923,878

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Keysight Technologies, Inc.†	24,172	$ 3,795,971
TE Connectivity PLC	14,651	2,345,186
		23,079,882
Engineering & Construction — 1.1%
Fluor Corp.†	40,879	1,699,749
Frontdoor, Inc.†	50,654	2,786,477
TopBuild Corp.†	6,759	1,912,053
		6,398,279
Entertainment — 0.4%
Churchill Downs, Inc.	14,512	1,385,461
International Game Technology PLC	49,592	729,498
		2,114,959
Food — 2.8%
Lamb Weston Holdings, Inc.	31,260	1,743,683
Simply Good Foods Co.†	63,127	2,178,513
Sysco Corp.	39,960	2,917,080
US Foods Holding Corp.†	121,258	9,593,933
		16,433,209
Gas — 1.0%
Chesapeake Utilities Corp.	19,064	2,329,430
ONE Gas, Inc.	35,357	2,643,289
Spire, Inc.	11,928	897,940
		5,870,659
Healthcare-Products — 1.2%
LivaNova PLC†	46,512	2,011,644
QIAGEN NV#	48,124	2,171,836
Solventum Corp.†	37,958	2,774,350
		6,957,830
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.†	43,638	987,964
Evotec SE†	195,111	774,591
ICON PLC†	12,766	1,663,154
Molina Healthcare, Inc.†	11,423	3,484,472
Quest Diagnostics, Inc.	8,770	1,520,192
Tenet Healthcare Corp.†	20,388	3,440,883
		11,871,256
Home Builders — 0.9%
Century Communities, Inc.	28,215	1,463,512
NVR, Inc.†	516	3,671,820
		5,135,332
Home Furnishings — 1.1%
Somnigroup International, Inc.#	102,402	6,662,274
Insurance — 4.8%
Aegon, Ltd.#	342,732	2,464,243
Aon PLC, Class A	6,572	2,445,310
Equitable Holdings, Inc.	33,747	1,784,204
Everest Group, Ltd.	11,407	3,960,396
First American Financial Corp.	33,114	1,848,092
Kemper Corp.	64,882	4,134,930
Markel Group, Inc.†	2,194	4,260,090
RenaissanceRe Holdings, Ltd.	7,143	1,781,607
Travelers Cos., Inc.	8,138	2,243,647
Willis Towers Watson PLC	10,936	3,461,791
		28,384,310
Security Description	Shares or Principal Amount	Value

Internet — 2.7%
Cargurus, Inc.†	67,899	$ 2,127,955
CDW Corp.	14,243	2,568,867
eBay, Inc.	54,909	4,017,692
F5, Inc.†	11,312	3,228,219
Gen Digital, Inc.	97,217	2,768,740
Maplebear, Inc.†	30,678	1,401,064
		16,112,537
Iron/Steel — 1.6%
Commercial Metals Co.	41,535	1,935,116
Reliance, Inc.	26,802	7,848,161
		9,783,277
Leisure Time — 0.9%
Harley-Davidson, Inc.#	46,452	1,124,603
Malibu Boats, Inc., Class A#†	63,803	1,923,022
OneSpaWorld Holdings, Ltd.	130,785	2,466,605
		5,514,230
Lodging — 1.8%
Boyd Gaming Corp.	37,761	2,830,942
Marriott International, Inc., Class A	8,504	2,243,610
Wyndham Hotels & Resorts, Inc.	67,073	5,552,303
		10,626,855
Machinery-Diversified — 2.8%
Dover Corp.	9,669	1,718,665
Flowserve Corp.	37,162	1,854,755
IDEX Corp.	18,270	3,305,226
Ingersoll Rand, Inc.	45,931	3,749,807
Middleby Corp.†	23,341	3,410,820
Watts Water Technologies, Inc., Class A	10,485	2,538,628
		16,577,901
Mining — 0.3%
Freeport-McMoRan, Inc.	53,423	2,055,717
Miscellaneous Manufacturing — 2.4%
3M Co.	12,758	1,892,649
ITT, Inc.	8,051	1,211,998
JBT Marel Corp.	31,586	3,626,389
Parker-Hannifin Corp.	4,762	3,165,301
Textron, Inc.	59,486	4,403,749
		14,300,086
Office/Business Equipment — 0.5%
Zebra Technologies Corp., Class A†	10,952	3,173,561
Oil & Gas — 5.5%
Antero Resources Corp.†	60,890	2,280,330
Chord Energy Corp.	41,515	3,736,350
Coterra Energy, Inc.	134,776	3,276,405
Diamondback Energy, Inc.	18,776	2,526,311
EQT Corp.	131,982	7,276,168
Expand Energy Corp.	26,594	3,088,361
Marathon Petroleum Corp.	23,297	3,744,760
Phillips 66	13,277	1,506,674
Range Resources Corp.	80,859	3,075,876
Viper Energy, Inc.	59,676	2,368,540
		32,879,775
Oil & Gas Services — 0.5%
TechnipFMC PLC	98,089	3,055,472
Packaging & Containers — 1.6%
Ball Corp.	44,166	2,366,414

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers (continued)
Packaging Corp. of America	15,457	$ 2,985,829
Silgan Holdings, Inc.	79,068	4,354,275
		9,706,518
Pharmaceuticals — 1.1%
Cencora, Inc.	16,256	4,734,397
McKesson Corp.	2,876	2,069,311
		6,803,708
Pipelines — 0.3%
ONEOK, Inc.	18,107	1,463,770
Private Equity — 0.6%
Carlyle Group, Inc.	80,181	3,624,181
REITS — 7.7%
American Healthcare REIT, Inc.	72,398	2,529,586
Brixmor Property Group, Inc.	184,628	4,691,397
BXP, Inc.	30,197	2,033,164
Camden Property Trust	36,233	4,257,015
Douglas Emmett, Inc.	87,720	1,248,256
EastGroup Properties, Inc.	13,923	2,360,645
Equity LifeStyle Properties, Inc.	33,514	2,130,485
Equity Residential	28,127	1,972,828
Essential Properties Realty Trust, Inc.	121,933	3,962,822
Essex Property Trust, Inc.	10,095	2,865,971
Extra Space Storage, Inc.	11,695	1,767,699
First Industrial Realty Trust, Inc.	58,761	2,904,556
Lamar Advertising Co., Class A	26,519	3,196,600
Regency Centers Corp.	40,563	2,926,620
Simon Property Group, Inc.	28,236	4,604,445
VICI Properties, Inc.	68,805	2,181,807
		45,633,896
Retail — 3.3%
AutoZone, Inc.†	1,707	6,372,299
Boot Barn Holdings, Inc.†	11,775	1,887,650
Darden Restaurants, Inc.	9,107	1,950,810
Dick's Sporting Goods, Inc.	20,048	3,595,408
Five Below, Inc.†	18,559	2,163,423
MSC Industrial Direct Co., Inc., Class A#	20,403	1,656,724
Ross Stores, Inc.	15,875	2,223,929
		19,850,243
Semiconductors — 1.9%
Allegro MicroSystems, Inc.†	112,636	2,855,323
Lam Research Corp.	36,715	2,966,205
Microchip Technology, Inc.	52,174	3,028,179
MKS, Inc.	30,112	2,474,905
		11,324,612
Software — 1.9%
Fidelity National Information Services, Inc.	20,054	1,596,499
Pegasystems, Inc.	10,098	991,119
Progress Software Corp.	49,973	3,076,338
PTC, Inc.†	19,798	3,332,399
SS&C Technologies Holdings, Inc.	31,494	2,545,030
		11,541,385
Telecommunications — 0.7%
InterDigital, Inc.#	9,831	2,135,883
Viavi Solutions, Inc.†	233,465	2,126,866
		4,262,749
Security Description	Shares or Principal Amount	Value

Transportation — 2.4%
Expeditors International of Washington, Inc.	29,945	$ 3,375,700
Landstar System, Inc.	12,203	1,674,496
Norfolk Southern Corp.	22,302	5,511,270
Ryder System, Inc.	23,633	3,477,123
		14,038,589
Total Common Stocks (cost $553,969,657)		579,454,300
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
iShares Russell 2000 Value ETF (cost $1,673,341)	11,042	1,665,465
Total Long-Term Investment Securities (cost $555,642,998)		581,119,765
SHORT-TERM INVESTMENTS — 2.2%
Unaffiliated Investment Companies — 2.2%
State Street Institutional Liquid Reserves Government Money Market Fund, Administration Class 3.99%(1)	10,337,351	10,337,351
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(1)(2)	2,896,790	2,896,790
Total Short-Term Investments (cost $13,234,141)		13,234,141
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 05/30/2025, to be repurchased 06/02/2025 in the amount of $2,836,311 and collateralized by $2,849,700 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2027 and having an approximate value of $2,892,880 (cost $2,835,989)	$ 2,835,989	2,835,989
TOTAL INVESTMENTS (cost $571,713,128)(3)	100.5%	597,189,895
Other assets less liabilities	(0.5)	(2,753,998)
NET ASSETS	100.0%	$594,435,897
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	At May 31, 2025, the Fund had loaned securities with a total value of $18,328,178. This was secured by collateral of $2,896,790, which was received in cash and subsequently invested in short-term investments currently valued at $2,896,790 as reported in the Portfolio of Investments. Additional collateral of $16,055,493 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$128,650
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	831,467
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	63,838
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	350,155
United States Treasury Bills	0.00%	11/28/2025	821
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	14,680,562
(3)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$579,454,300	$—	$—	$579,454,300
Unaffiliated Investment Companies	1,665,465	—	—	1,665,465
Short-Term Investments	13,234,141	—	—	13,234,141
Repurchase Agreements	—	2,835,989	—	2,835,989
Total Investments at Value	$594,353,906	$2,835,989	$—	$597,189,895
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Fixed Income Investment Companies — 42.5%
VALIC Company I Core Bond Fund	42,832,599	$414,191,229
VALIC Company I High Yield Bond Fund	1,468,431	10,205,600
Total Domestic Fixed Income Investment Companies (cost $421,151,942)		424,396,829
Domestic Equity Investment Companies — 41.5%
VALIC Company I Small Cap Growth Fund	1,121,981	17,637,541
VALIC Company I Small Cap Value Fund	1,568,074	17,154,726
VALIC Company I Stock Index Fund	4,182,487	244,173,565
VALIC Company I Systematic Growth Fund	3,845,446	69,717,946
VALIC Company I Systematic Value Fund	4,386,745	64,879,953
Total Domestic Equity Investment Companies (cost $357,314,315)		413,563,731
International Equity Investment Companies — 15.0%
VALIC Company I International Equities Index Fund (cost $120,688,394)	16,539,012	149,347,279
Total Long-Term Investment Securities (cost $899,154,651)		987,307,839
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(2) (cost $6,513,372)	6,513,372	$ 6,513,372
TOTAL INVESTMENTS (cost $905,668,023)(3)	99.7%	993,821,211
Other assets less liabilities	0.3	2,983,111
NET ASSETS	100.0%	$996,804,322
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of May 31, 2025.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$987,307,839	$—	$—	$987,307,839
Short-Term Investments	6,513,372	—	—	6,513,372
Total Investments at Value	$993,821,211	$—	$—	$993,821,211
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Advertising — 0.2%
Trade Desk, Inc., Class A†	28,500	$ 2,143,770
Auto Manufacturers — 3.5%
PACCAR, Inc.	33,059	3,102,587
Tesla, Inc.†	93,064	32,242,954
		35,345,541
Beverages — 2.0%
Coca-Cola Europacific Partners PLC	29,037	2,665,306
Keurig Dr Pepper, Inc.	85,467	2,877,674
Monster Beverage Corp.†	61,303	3,920,327
PepsiCo, Inc.	86,396	11,356,754
		20,820,061
Biotechnology — 3.0%
Amgen, Inc.	33,841	9,752,299
Biogen, Inc.†	9,221	1,196,794
Gilead Sciences, Inc.	78,449	8,635,666
Regeneron Pharmaceuticals, Inc.	6,772	3,320,176
Vertex Pharmaceuticals, Inc.†	16,176	7,150,601
		30,055,536
Chemicals — 1.4%
Linde PLC	29,791	13,929,676
Commercial Services — 2.1%
Automatic Data Processing, Inc.	25,630	8,343,334
Cintas Corp.	25,421	5,757,857
PayPal Holdings, Inc.†	62,316	4,379,568
Verisk Analytics, Inc.	8,837	2,776,055
		21,256,814
Computers — 9.3%
Apple, Inc.	384,634	77,253,739
Cognizant Technology Solutions Corp., Class A	31,158	2,523,486
Crowdstrike Holdings, Inc., Class A†	14,731	6,943,752
Fortinet, Inc.†	48,441	4,930,325
Zscaler, Inc.†	9,666	2,664,916
		94,316,218
Distribution/Wholesale — 0.6%
Copart, Inc.†	60,858	3,132,970
Fastenal Co.	72,248	2,986,732
		6,119,702
Electric — 1.5%
American Electric Power Co., Inc.	33,589	3,476,126
Constellation Energy Corp.	19,707	6,033,298
Exelon Corp.	63,323	2,774,814
Xcel Energy, Inc.	36,193	2,537,129
		14,821,367
Electronics — 0.9%
Honeywell International, Inc.	40,941	9,280,096
Food — 0.7%
Kraft Heinz Co.	75,277	2,012,154
Mondelez International, Inc., Class A	81,484	5,499,355
		7,511,509
Healthcare-Products — 1.7%
GE HealthCare Technologies, Inc.	28,807	2,032,046
IDEXX Laboratories, Inc.†	5,123	2,629,943
Intuitive Surgical, Inc.†	22,467	12,409,423
		17,071,412
Security Description	Shares or Principal Amount	Value

Internet — 22.1%
Airbnb, Inc., Class A†	27,269	$ 3,517,701
Alphabet, Inc., Class A	149,352	25,649,712
Alphabet, Inc., Class C	140,748	24,328,292
Amazon.com, Inc.†	271,350	55,629,464
Booking Holdings, Inc.	2,067	11,407,628
CDW Corp.	8,346	1,505,285
DoorDash, Inc., Class A†	24,850	5,184,953
MercadoLibre, Inc.†	3,194	8,187,148
Meta Platforms, Inc., Class A	56,071	36,305,412
Netflix, Inc.†	26,946	32,530,020
Palo Alto Networks, Inc.†	41,708	8,025,453
PDD Holdings, Inc. ADR†	42,075	4,060,658
Shopify, Inc., Class A†	76,565	8,209,299
		224,541,025
Lodging — 0.4%
Marriott International, Inc., Class A	17,367	4,581,936
Media — 1.3%
Charter Communications, Inc., Class A#†	8,942	3,543,446
Comcast Corp., Class A	237,586	8,213,348
Warner Bros. Discovery, Inc.†	154,635	1,541,711
		13,298,505
Miscellaneous Manufacturing — 0.4%
Axon Enterprise, Inc.†	4,827	3,621,988
Oil & Gas — 0.2%
Diamondback Energy, Inc.	18,233	2,453,250
Oil & Gas Services — 0.2%
Baker Hughes Co.	62,371	2,310,845
Pharmaceuticals — 0.5%
AstraZeneca PLC ADR	36,681	2,671,477
Dexcom, Inc.†	24,616	2,112,053
		4,783,530
Real Estate — 0.2%
CoStar Group, Inc.†	25,835	1,900,423
Retail — 4.4%
Costco Wholesale Corp.	27,963	29,086,553
Lululemon Athletica, Inc.†	7,325	2,319,608
O'Reilly Automotive, Inc.†	3,608	4,933,940
Ross Stores, Inc.	20,784	2,911,631
Starbucks Corp.	71,555	6,007,042
		45,258,774
Semiconductors — 21.6%
Advanced Micro Devices, Inc.†	102,080	11,303,319
Analog Devices, Inc.	31,243	6,685,377
Applied Materials, Inc.	51,179	8,022,308
ARM Holdings PLC ADR#†	8,247	1,027,081
ASML Holding NV	5,689	4,191,485
Broadcom, Inc.	198,498	48,050,411
GlobalFoundries, Inc.†	34,814	1,246,341
Intel Corp.	272,763	5,332,517
KLA Corp.	8,371	6,335,842
Lam Research Corp.	80,863	6,532,922
Marvell Technology, Inc.	54,509	3,280,897
Microchip Technology, Inc.	33,879	1,966,337
Micron Technology, Inc.	70,186	6,629,770
NVIDIA Corp.	624,752	84,422,738
NXP Semiconductors NV	15,977	3,053,684
ON Semiconductor Corp.†	26,547	1,115,505

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	69,671	$ 10,116,229
Texas Instruments, Inc.	57,345	10,485,533
		219,798,296
Software — 17.6%
Adobe, Inc.†	27,396	11,371,806
ANSYS, Inc.†	5,522	1,826,788
AppLovin Corp., Class A†	19,482	7,656,426
Atlassian Corp., Class A†	10,331	2,145,025
Autodesk, Inc.†	13,544	4,010,649
Cadence Design Systems, Inc.†	17,267	4,956,838
Datadog, Inc., Class A†	19,985	2,355,832
Electronic Arts, Inc.	16,417	2,360,436
Intuit, Inc.	17,611	13,269,360
Microsoft Corp.	190,344	87,626,764
MicroStrategy, Inc., Class A†	14,974	5,526,304
Palantir Technologies, Inc., Class A†	141,670	18,669,273
Paychex, Inc.	22,682	3,581,715
Roper Technologies, Inc.	6,765	3,857,877
Synopsys, Inc.†	9,740	4,519,165
Take-Two Interactive Software, Inc.†	11,118	2,515,781
Workday, Inc., Class A†	13,481	3,339,378
		179,589,417
Telecommunications — 3.3%
Cisco Systems, Inc.	250,608	15,798,328
T-Mobile US, Inc.	71,923	17,419,751
		33,218,079
Transportation — 0.6%
CSX Corp.	119,349	3,770,235
Old Dominion Freight Line, Inc.	13,389	2,144,516
		5,914,751
Total Common Stocks (cost $475,027,536)		1,013,942,521
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
Invesco QQQ Trust Series 1 # (cost $4,716)	10	5,191
Total Long-Term Investment Securities (cost $475,032,252)		1,013,947,712
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1)	3,417,111	$ 3,417,111
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(1)(2)	9,228	9,228
Total Short-Term Investments (cost $3,426,339)		3,426,339
TOTAL INVESTMENTS (cost $478,458,591)(3)	100.0%	1,017,374,051
Other assets less liabilities	0.0	245,148
NET ASSETS	100.0%	$1,017,619,199
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	At May 31, 2025, the Fund had loaned securities with a total value of $3,552,374. This was secured by collateral of $9,228, which was received in cash and subsequently invested in short-term investments currently valued at $9,228 as reported in the Portfolio of Investments. Additional collateral of $3,627,567 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
United States Treasury Notes/Bonds	0.13% to 5.00%	07/15/2025 to 05/15/2054	$3,627,567
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
8	Long	NASDAQ 100 E-Mini Index	June 2025	$3,374,887	$3,420,280	$45,393
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,013,942,521	$—	$—	$1,013,942,521
Unaffiliated Investment Companies	5,191	—	—	5,191
Short-Term Investments	3,426,339	—	—	3,426,339
Total Investments at Value	$1,017,374,051	$—	$—	$1,017,374,051
Other Financial Instruments:†
Futures Contracts	$45,393	$—	$—	$45,393
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Auto Manufacturers — 0.7%
Tesla, Inc.†	54,567	$ 18,905,283
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00(1)	963	10
PrognomiQ, Inc., Class A†(1)(2)	28,713	9,188
		9,198
Commercial Services — 1.8%
Adyen NV*†	8,951	17,172,104
RELX PLC	376,838	20,278,834
Toast, Inc., Class A†	279,797	11,801,837
		49,252,775
Computers — 12.9%
Apple, Inc.	821,095	164,916,931
Crowdstrike Holdings, Inc., Class A†	113,158	53,339,286
CyberArk Software, Ltd.†	111,677	42,747,722
EPAM Systems, Inc.†	44,344	7,737,584
International Business Machines Corp.	40,551	10,505,142
Okta, Inc.†	209,792	21,644,241
Rubrik, Inc., Class A†	318,172	30,337,700
SailPoint, Inc.†	387,703	6,831,327
Zscaler, Inc.†	79,500	21,918,150
		359,978,083
Diversified Financial Services — 1.8%
CME Group, Inc.	34,273	9,904,897
Deutsche Boerse AG	29,539	9,508,607
Mastercard, Inc., Class A	50,900	29,807,040
		49,220,544
Electronics — 1.2%
Amphenol Corp., Class A	280,065	25,186,245
Coherent Corp.†	106,601	8,062,234
		33,248,479
Entertainment Software — 0.1%
Epic Games, Inc.†(1)(2)	3,719	2,102,425
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B†(1)(2)	6,986	851,943
Internet — 18.5%
Alibaba Group Holding, Ltd.	1,058,092	15,369,869
Alphabet, Inc., Class A	83,775	14,387,518
Alphabet, Inc., Class C	525,455	90,824,897
Amazon.com, Inc.†	326,589	66,954,011
MercadoLibre, Inc.†	10,786	27,647,646
Meta Platforms, Inc., Class A	255,856	165,664,201
Netflix, Inc.†	26,103	31,512,325
Palo Alto Networks, Inc.†	57,426	11,049,911
Reddit, Inc., Class A†	70,461	7,916,293
Robinhood Markets, Inc., Class A†	285,571	18,890,522
Shopify, Inc., Class A†	108,639	11,648,274
Spotify Technology SA†	77,789	51,740,575
		513,606,042
Machinery-Construction & Mining — 0.7%
Hitachi, Ltd.	662,000	18,613,934
Media — 0.8%
Thomson Reuters Corp.	106,748	21,208,809
Semiconductors — 26.6%
Advanced Micro Devices, Inc.†	277,290	30,704,322
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Analog Devices, Inc.	120,515	$ 25,787,800
Applied Materials, Inc.	60,524	9,487,137
ARM Holdings PLC ADR#†	89,285	11,119,554
ASM International NV	21,174	11,530,553
ASML Holding NV (XAMS)	26,707	19,829,168
Broadcom, Inc.	694,702	168,166,513
KLA Corp.	19,771	14,964,275
Lam Research Corp.	294,202	23,768,580
Marvell Technology, Inc.	192,312	11,575,259
Micron Technology, Inc.	244,041	23,052,113
Monolithic Power Systems, Inc.	34,074	22,553,581
NVIDIA Corp.	2,249,399	303,961,287
NXP Semiconductors NV	67,342	12,871,076
Samsung Electronics Co., Ltd.	151,454	6,169,250
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	220,618	42,649,872
		738,190,340
Software — 30.6%
AppLovin Corp., Class A†	51,677	20,309,061
Atlassian Corp., Class A†	119,726	24,858,709
Autodesk, Inc.†	43,205	12,793,865
Cadence Design Systems, Inc.†	118,917	34,137,503
Cloudflare, Inc., Class A†	138,104	22,910,073
Constellation Software, Inc.	5,854	21,224,978
Dynatrace, Inc.†	213,775	11,545,988
Elastic NV†	161,587	13,067,541
Guidewire Software, Inc.†	66,467	14,291,734
HubSpot, Inc.†	10,561	6,229,934
Intuit, Inc.	20,200	15,220,094
Klaviyo, Inc., Class A†	466,355	15,856,070
Microsoft Corp.	535,398	246,475,823
Monday.com, Ltd.†	35,728	10,628,723
MongoDB, Inc.†	17,353	3,276,767
Oracle Corp.	254,324	42,098,252
Palantir Technologies, Inc., Class A†	336,661	44,365,187
Salesforce, Inc.	179,498	47,633,384
Samsara, Inc., Class A†	457,497	21,291,910
SAP SE	94,661	28,579,688
SAP SE ADR	69,300	20,988,198
SentinelOne, Inc., Class A†	388,854	6,847,719
ServiceNow, Inc.†	61,143	61,821,076
Snowflake, Inc., Class A†	329,798	67,829,555
Take-Two Interactive Software, Inc.†	69,322	15,686,182
Twilio, Inc., Class A†	64,630	7,606,951
Xero, Ltd.†	104,285	12,388,360
		849,963,325
Telecommunications — 1.3%
Arista Networks, Inc.†	359,015	31,105,060
Xiaomi Corp., Class B*†	927,000	6,023,472
		37,128,532
Toys/Games/Hobbies — 0.4%
Nintendo Co., Ltd.	136,600	11,235,005
Total Common Stocks (cost $1,963,535,302)		2,703,514,717
CONVERTIBLE PREFERRED STOCKS — 0.3%
Automotive - Cars & Lt. Trucks — 0.1%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	89,700

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Automotive - Cars & Lt. Trucks (continued)
Waymo LLC Series A-2†(1)(2)	21,059	$ 1,521,197
Waymo LLC Series B-2†(1)(2)	10,055	737,936
		2,348,833
Biotechnology — 0.0%
Freenome Holdings, Inc. Series B †(1)(2)	94,602	451,252
Freenome Holdings, Inc. Series C†(1)(2)	53,807	297,015
Insitro, Inc. Series B†(1)(2)	52,029	438,604
		1,186,871
E-Commerce/Services — 0.1%
Rappi, Inc. Series E †(1)(2)	39,184	1,322,199
Rappi, Inc. Series F†(1)(2)	14,609	492,956
		1,815,155
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	939,196
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	69,360	1,634,121
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C †(1)(2)	160,251	4,808
RefleXion Medical, Inc. Series D†(1)(2)	67,040	2,011
		6,819
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	506,739
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	240,101
Therapeutics — 0.0%
Color Health, Inc. Series D-1†(1)(2)	26,210	164,337
Total Convertible Preferred Stocks (cost $12,213,015)		8,842,172
UNAFFILIATED INVESTMENT COMPANIES — 1.9%
KraneShares CSI China Internet ETF # (cost $58,037,585)	1,607,277	52,622,249
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)	216,096	114,531
Exact Sciences FDA Milestone †(1)	108,048	64,829
Total Escrows and Litigation Trusts (cost $0)		179,360
Security Description		Shares or Principal Amount	Value
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	$ 0
Total Long-Term Investment Securities (cost $2,033,785,902)			2,765,158,498
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(3)		308,699	308,699
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(3)(4)		36,411,214	36,411,214
Total Short-Term Investments (cost $36,719,912)			36,719,913
TOTAL INVESTMENTS (cost $2,070,505,814)(5)		100.9%	2,801,878,411
Other assets less liabilities		(0.9)	(24,064,130)
NET ASSETS		100.0%	$2,777,814,281
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Science & Technology Fund has no right to demand registration of these securities. At May 31, 2025, the aggregate value of these securities was $23,195,576 representing 0.8% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,698	$1,553,204
	03/29/2021	1,021	904,286
		3,719	2,457,490	$2,102,425	$565.32	0.1%
PrognomiQ, Inc., Class A
	11/15/2019	3,628	81,510
	05/12/2020	3,099	69,623
	09/11/2020	21,986	493,989
		28,713	645,122	9,188	0.32	0.0
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	851,943	121.95	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	939,196	4.31	0.0

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Color Health, Inc. Series D-1	01/13/2020	26,210	$543,971	$164,337	$6.27	0.0%
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	451,252	4.77	0.0
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	297,015	5.52	0.0
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	89,700	1.00	0.0
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	240,101	1.33	0.0
Insitro, Inc. Series B	05/21/2020	52,029	324,177	438,604	8.43	0.0
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	506,739	0.93	0.0
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	1,634,121	23.56	0.1
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	1,322,199	33.74	0.1
Rappi, Inc. Series F	07/08/2021	14,609	941,157	492,956	33.74	0.0
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	4,808	0.03	0.0
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,808	2,011	0.03	0.0
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,521,197	72.24	0.1
Waymo LLC Series B-2	06/11/2021	10,055	922,265	737,936	73.39	0.0
				$11,805,728		0.4%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2025.
(4)	At May 31, 2025, the Fund had loaned securities with a total value of $34,703,466. This was secured by collateral of $36,411,214, which was received in cash and subsequently invested in short-term investments currently valued at $36,411,214 as reported in the Portfolio of Investments. Additional collateral of $158,438 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
United States Treasury Notes/Bonds	0.13% to 4.63%	07/15/2025 to 05/15/2054	$158,438
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$9,198	$9,198
Entertainment Software	—	—	2,102,425	2,102,425
Healthcare-Services	—	—	851,943	851,943
Other Industries	2,700,551,151	—	—	2,700,551,151
Convertible Preferred Stocks	—	—	8,842,172	8,842,172
Unaffiliated Investment Companies	52,622,249	—	—	52,622,249
Escrows and Litigation Trusts	—	—	179,360	179,360
Warrants	—	—	0	0
Short-Term Investments	36,719,913	—	—	36,719,913
Total Investments at Value	$2,789,893,313	$—	$11,985,098	$2,801,878,411
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Aerospace/Defense — 2.1%
AAR Corp.†	72,141	$ 4,430,179
Hexcel Corp.	125,703	6,648,432
		11,078,611
Agriculture — 0.7%
Farmer's Business Network, Inc.†(1)(2)	8,265	0
Vital Farms, Inc.†	119,077	3,791,412
		3,791,412
Banks — 1.5%
Bancorp, Inc.†	88,132	4,503,545
Dogwood State Bank†	5,013	75,315
Grasshopper Bancorp, Inc.†(1)(2)	5,208	23,436
Triumph Financial, Inc.†	57,211	3,305,080
		7,907,376
Beverages — 0.7%
Celsius Holdings, Inc.†	98,292	3,723,301
Biotechnology — 8.4%
ADMA Biologics, Inc.†	253,440	5,028,250
Arcutis Biotherapeutics, Inc.†	184,544	2,406,454
Biohaven, Ltd.†	62,094	919,612
Blueprint Medicines Corp.†	37,169	3,767,078
Bridgebio Pharma, Inc.†	110,297	3,777,672
Celldex Therapeutics, Inc.†	67,824	1,341,559
Crinetics Pharmaceuticals, Inc.†	65,706	2,004,690
Cytokinetics, Inc.†	40,798	1,265,554
Edgewise Therapeutics, Inc.†	79,696	1,138,059
Halozyme Therapeutics, Inc.†	65,755	3,686,883
Insmed, Inc.†	90,134	6,285,044
Metsera, Inc.†	26,821	716,657
Mineralys Therapeutics, Inc.#†	61,528	958,606
NeoGenomics, Inc.†	343,861	2,503,308
Newamsterdam Pharma Co. NV#†	33,369	604,313
Nuvalent, Inc., Class A†	32,079	2,393,414
Revolution Medicines, Inc.†	72,037	2,838,258
Scholar Rock Holding Corp.†	69,236	2,008,536
Vera Therapeutics, Inc.†	43,745	828,968
Viking Therapeutics, Inc.#†	28,694	768,999
		45,241,914
Building Materials — 4.6%
Fortune Brands Innovations, Inc.	75,878	3,824,251
Hayward Holdings, Inc.†	577,548	8,056,795
Knife River Corp.†	30,230	2,844,643
Titan America SA	241,573	3,454,494
Trex Co., Inc.†	117,419	6,560,199
		24,740,382
Chemicals — 0.5%
Sensient Technologies Corp.	28,252	2,670,662
Commercial Services — 6.6%
Colliers International Group, Inc.#	19,158	2,308,156
First Advantage Corp.#†	244,772	4,190,497
Herc Holdings, Inc.	12,077	1,497,548
Korn Ferry	84,361	5,737,392
Paylocity Holding Corp.†	25,458	4,859,932
Shift4 Payments, Inc., Class A#†	40,423	3,831,696
Stride, Inc.†	52,055	7,880,606
Verra Mobility Corp.†	220,571	5,216,504
		35,522,331
Security Description	Shares or Principal Amount	Value

Computers — 2.1%
CyberArk Software, Ltd.†	15,619	$ 5,978,641
Globant SA#†	14,673	1,439,274
Grid Dynamics Holdings, Inc.†	101,158	1,267,510
Tenable Holdings, Inc.†	76,445	2,463,058
		11,148,483
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.†	35,402	3,982,371
Distribution/Wholesale — 1.4%
OPENLANE, Inc.†	52,307	1,199,399
SiteOne Landscape Supply, Inc.†	53,448	6,243,261
		7,442,660
Diversified Financial Services — 1.7%
Dave, Inc.†	14,776	2,967,316
Hamilton Lane, Inc., Class A	40,979	6,105,871
		9,073,187
Electric — 1.5%
Talen Energy Corp.#†	21,670	5,286,397
TransAlta Corp.#	271,431	2,652,304
		7,938,701
Electrical Components & Equipment — 0.9%
Littelfuse, Inc.	24,121	4,946,252
Electronics — 1.0%
Mirion Technologies, Inc.†	295,701	5,647,889
Engineering & Construction — 1.5%
Construction Partners, Inc., Class A†	76,401	7,998,421
Environmental Control — 3.0%
Casella Waste Systems, Inc., Class A†	90,636	10,623,445
Clean Harbors, Inc.†	24,473	5,550,232
		16,173,677
Healthcare-Products — 5.0%
Alphatec Holdings, Inc.#†	605,311	7,524,016
Integer Holdings Corp.†	32,583	3,869,557
Natera, Inc.†	16,978	2,677,940
SI-BONE, Inc.†	225,291	4,258,000
Twist Bioscience Corp.†	83,124	2,435,533
UFP Technologies, Inc.†	25,502	5,972,568
		26,737,614
Healthcare-Services — 5.4%
Encompass Health Corp.	52,091	6,297,802
Ensign Group, Inc.	56,084	8,258,930
HealthEquity, Inc.†	56,057	5,639,895
Pediatrix Medical Group, Inc. †	169,001	2,391,364
RadNet, Inc.†	112,810	6,485,447
		29,073,438
Home Builders — 0.6%
Champion Homes, Inc.†	51,865	3,391,971
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	36,030
Insurance — 4.3%
Goosehead Insurance, Inc., Class A	30,581	3,310,699
HCI Group, Inc.#	25,354	4,278,995
Kinsale Capital Group, Inc.	9,046	4,269,622

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Palomar Holdings, Inc.†	41,584	$ 7,130,408
Root, Inc., Class A†	32,671	4,279,574
		23,269,298
Internet — 2.3%
Magnite, Inc.#†	374,708	6,130,223
Q2 Holdings, Inc.†	50,458	4,416,084
QuinStreet, Inc.†	129,080	1,971,052
		12,517,359
Iron/Steel — 2.8%
ATI, Inc.†	74,516	5,934,454
Carpenter Technology Corp.	39,825	9,358,875
		15,293,329
Leisure Time — 3.0%
Life Time Group Holdings, Inc.†	143,724	4,110,506
OneSpaWorld Holdings, Ltd.	244,900	4,618,814
Planet Fitness, Inc., Class A†	69,961	7,194,090
		15,923,410
Machinery-Diversified — 2.2%
Albany International Corp., Class A	102,165	6,750,042
Applied Industrial Technologies, Inc.	16,220	3,674,154
Ichor Holdings, Ltd.†	96,642	1,525,011
		11,949,207
Media — 0.7%
New York Times Co., Class A	63,208	3,610,441
Metal Fabricate/Hardware — 1.3%
Janus International Group, Inc.†	193,870	1,583,918
RBC Bearings, Inc.†	14,684	5,372,435
		6,956,353
Oil & Gas — 1.2%
Kosmos Energy, Ltd.#†	1,727,045	2,866,895
Transocean, Ltd.#†	1,521,415	3,788,323
		6,655,218
Oil & Gas Services — 0.9%
Aris Water Solutions, Inc., Class A#	47,136	1,038,877
Expro Group Holdings NV†	470,871	3,917,647
		4,956,524
Packaging & Containers — 0.7%
Graphic Packaging Holding Co.	167,367	3,718,895
Pharmaceuticals — 2.7%
Alkermes PLC†	108,268	3,314,084
Centessa Pharmaceuticals PLC ADR†	110,981	1,499,353
CorMedix, Inc.†	73,288	889,716
Madrigal Pharmaceuticals, Inc.†	16,531	4,550,323
Vaxcyte, Inc.†	69,615	2,261,791
Verona Pharma PLC ADR†	27,094	2,200,033
		14,715,300
Private Equity — 0.5%
P10, Inc., Class A#	255,943	2,779,541
Real Estate — 1.1%
FirstService Corp.	34,007	5,960,858
REITS — 0.4%
National Storage Affiliates Trust	59,490	2,046,456
Security Description	Shares or Principal Amount	Value

Retail — 5.8%
Boot Barn Holdings, Inc.†	47,379	$ 7,595,327
Brinker International, Inc.†	37,493	6,472,417
Five Below, Inc.†	18,680	2,164,838
Freshpet, Inc.†	37,206	2,982,433
National Vision Holdings, Inc.†	250,113	4,954,739
Ollie's Bargain Outlet Holdings, Inc.#†	21,216	2,364,523
PriceSmart, Inc.	41,636	4,495,855
		31,030,132
Semiconductors — 4.0%
Impinj, Inc.#†	29,865	3,407,298
MACOM Technology Solutions Holdings, Inc.†	39,088	4,753,492
Onto Innovation, Inc.†	14,695	1,351,058
Power Integrations, Inc.	64,485	3,206,839
Rambus, Inc.†	48,782	2,608,374
Silicon Laboratories, Inc.†	50,548	6,092,550
		21,419,611
Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	18,154	4,049,431
Software — 8.7%
ACI Worldwide, Inc.†	138,798	6,420,796
Agilysys, Inc.†	34,828	3,688,634
BlackLine, Inc.†	88,730	4,962,669
Duolingo, Inc., Class A†	5,586	2,902,541
Elastic NV†	27,472	2,221,661
Guidewire Software, Inc.†	34,011	7,313,045
Hinge Health, Inc., Class A†	35,186	1,366,624
Klaviyo, Inc., Class A†	152,656	5,190,304
nCino, Inc.#†	101,280	2,663,664
Onestream, Inc.†	114,517	3,213,347
Phreesia, Inc.†	98,490	2,412,020
Schrodinger, Inc.†	104,110	2,250,858
ServiceTitan, Inc. (Lockup Shares)†(2)(3)	2,132	235,948
Talkspace, Inc.†	693,101	2,210,992
		47,053,103
Telecommunications — 1.7%
Credo Technology Group Holding, Ltd.†	77,006	4,694,285
Extreme Networks, Inc.†	208,537	3,267,775
Globalstar, Inc.#†	70,165	1,295,246
NII Holdings, Inc.(1)	3,000	0
		9,257,306
Transportation — 2.3%
Cargojet, Inc.#	44,466	3,027,582
Knight-Swift Transportation Holdings, Inc.	125,543	5,564,066
Schneider National, Inc., Class B	165,770	3,840,891
		12,432,539
Total Common Stocks (cost $524,382,501)		523,860,994
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	22	0
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	24,329
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	45,736

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	$ 77,240
Human Resources — 0.1%
Checkr, Inc. Series C †(1)(2)	8,994	55,223
Checkr, Inc. Series D†(1)(2)	12,252	75,227
		130,450
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	79,764
Medical - Biomedical/Gene — 0.0%
National Resilience, Inc. Series B†(1)(2)	5,496	129,486
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	54,974
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	57,354
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	9,691
Total Convertible Preferred Stocks (cost $730,138)		609,024
WARRANTS — 0.0%
Banks — 0.0%
Grasshopper Bancorp, Inc. Expires 10/12/2028†(1)(2) (cost $0)	1,009	686
Total Long-Term Investment Securities (cost $525,112,639)		524,470,704
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(4)	14,143,257	14,143,257
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(4)(5)	4,147,388	4,147,388
Total Short-Term Investments (cost $18,290,645)		18,290,645
TOTAL INVESTMENTS (cost $543,403,284)(6)	100.8%	542,761,349
Other assets less liabilities	(0.8)	(4,422,708)
NET ASSETS	100.0%	$538,338,641
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.
	06/29/2018	2,100	$8,603
	12/02/2019	3,768	36,085
		5,868	44,688	$36,030	$6.14	0.0%
Farmer's Business Network, Inc.	11/03/2017	8,265	152,606	0	0.00	0.0
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	23,436	4.50	0.0
ServiceTitan, Inc. (Lockup Shares)	11/09/2018	2,132	56,060	235,948	110.67	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	77,240	4.31	0.0
Checkr, Inc. Series C	04/10/2018	8,994	40,926	55,223	6.14	0.0
Checkr, Inc. Series D	09/06/2019	12,252	123,526	75,227	6.14	0.1
Farmer's Business Network, Inc. Series D	11/03/2017	22	406	0	0.00	0.0
Flexe, Inc. Series C	11/18/2020	4,643	56,492	24,329	5.24	0.0
Haul Hub, Inc. Series B	02/14/2020	2,168	31,609	9,691	4.47	0.0
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	57,354	1.33	0.0
Kardium, Inc. Series D	01/08/2021	58,843	59,775	54,974	0.93	0.0
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	129,486	23.56	0.0
Nuro, Inc. Series C	10/30/2020	6,234	81,383	79,764	12.80	0.0
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,640	45,736	17.54	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	$0	$686	$0.68	0.0%
				$905,124		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	Security is subject to a contractual sale restriction. The value represents 0.0% of net assets. The lock-up agreement lasts for 180 days and ends on June 9, 2025. A lapse in the restriction may occur if the company decides to waive or modify the lock-up agreement.
(4)	The rate shown is the 7-day yield as of May 31, 2025.
(5)	At May 31, 2025, the Fund had loaned securities with a total value of $27,570,545. This was secured by collateral of $4,147,388, which was received in cash and subsequently invested in short-term investments currently valued at $4,147,388 as reported in the Portfolio of Investments. Additional collateral of $24,291,729 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$211,950
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	1,369,839
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	105,172
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	576,879
United States Treasury Bills	0.00%	11/28/2025 to 12/26/2025	41,662
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	21,986,227
(6)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	24,403,751	USD	17,162,526	06/27/2025	$ —	$(642,226)
	USD	7,164,264	CAD	10,042,492	06/27/2025	162,645	—
Unrealized Appreciation (Depreciation)						$162,645	$(642,226)
CAD—Canadian Dollar
USD—United States Dollar

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$3,791,412	$—	$0	$3,791,412
Banks	7,883,940	—	23,436	7,907,376
Human Resources	—	—	36,030	36,030
Telecommunications	9,257,306	—	0	9,257,306
Other Industries	502,868,870	—	—	502,868,870
Convertible Preferred Stocks	—	—	609,024	609,024
Warrants	—	—	686	686
Short-Term Investments	18,290,645	—	—	18,290,645
Total Investments at Value	$542,092,173	$—	$669,176	$542,761,349
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$162,645	$—	$162,645
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$642,226	$—	$642,226
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Advertising — 0.1%
Advantage Solutions, Inc.#†	53,461	$ 63,618
Boston Omaha Corp., Class A#†	13,393	196,877
Clear Channel Outdoor Holdings, Inc.†	146,809	157,086
National CineMedia, Inc.	37,147	202,451
Stagwell, Inc.†	45,250	201,815
TechTarget, Inc.†	16,996	137,498
		959,345
Aerospace/Defense — 2.3%
AAR Corp.†	14,974	919,553
AeroVironment, Inc.†	11,665	2,076,720
AerSale Corp.†	15,893	93,610
Amprius Technologies, Inc.†	3,828	10,297
Archer Aviation, Inc., Class A†	137,142	1,383,763
Astronics Corp.†	13,435	419,441
Ducommun, Inc.†	5,772	406,233
Eve Holding, Inc.#†	16,120	87,048
FTAI Aviation, Ltd.#	43,184	5,059,006
Intuitive Machines, Inc.†	17,440	198,990
Joby Aviation, Inc.#†	184,133	1,439,920
Kratos Defense & Security Solutions, Inc.†	62,762	2,315,290
Leonardo DRS, Inc.	31,902	1,349,455
Mercury Systems, Inc.†	22,109	1,088,868
Moog, Inc., Class A	11,871	2,199,815
National Presto Industries, Inc.	2,726	233,482
Redwire Corp.†	10,378	148,509
Rocket Lab Corp.#†	150,081	4,020,670
Triumph Group, Inc.†	30,558	788,091
Virgin Galactic Holdings, Inc.†	7,992	25,654
VirTra, Inc.†	8,477	49,506
		24,313,921
Agriculture — 0.3%
Alico, Inc.	1,523	49,117
Andersons, Inc.	14,842	527,039
Dole PLC	34,467	488,053
Fresh Del Monte Produce, Inc.	15,457	545,941
Limoneira Co.	7,921	125,073
Tejon Ranch Co.#†	5,876	98,070
Turning Point Brands, Inc.	7,302	542,685
Universal Corp.	10,828	708,043
Vital Farms, Inc.†	13,351	425,096
		3,509,117
Airlines — 0.3%
Allegiant Travel Co.	6,587	366,106
Frontier Group Holdings, Inc.#†	30,113	121,054
JetBlue Airways Corp.#†	135,924	686,416
SkyWest, Inc.†	16,843	1,708,722
Sun Country Airlines Holdings, Inc.†	16,790	194,428
Wheels Up Experience, Inc.†	36,629	47,984
		3,124,710
Apparel — 0.4%
Hanesbrands, Inc.†	138,920	687,654
Kontoor Brands, Inc.	23,157	1,588,570
Oxford Industries, Inc.#	7,097	380,967
Rocky Brands, Inc.	5,352	121,758
Steven Madden, Ltd.	30,564	753,402
Superior Group of Cos., Inc.	7,987	78,752
Torrid Holdings, Inc.†	4,880	25,181
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.#	3,508	$ 110,011
Wolverine World Wide, Inc.	35,461	604,965
		4,351,260
Auto Manufacturers — 0.2%
Blue Bird Corp.#†	13,000	503,100
Hyliion Holdings Corp.†	59,305	91,330
REV Group, Inc.	22,844	856,422
Wabash National Corp.	15,808	137,055
		1,587,907
Auto Parts & Equipment — 1.1%
Adient PLC†	38,616	602,023
Aeva Technologies, Inc.#†	9,158	167,317
American Axle & Manufacturing Holdings, Inc.†	48,877	214,570
Aurora Innovation, Inc.#†	405,684	2,458,445
Commercial Vehicle Group, Inc.†	21,744	28,267
Cooper-Standard Holdings, Inc.†	6,526	150,359
Dana, Inc.	57,004	947,977
Dorman Products, Inc.†	11,005	1,423,057
Douglas Dynamics, Inc.	9,637	264,921
Fox Factory Holding Corp.†	18,140	465,291
Gentherm, Inc.†	13,544	370,632
Goodyear Tire & Rubber Co.†	121,384	1,384,991
indie Semiconductor, Inc., Class A†	52,000	137,800
Luminar Technologies, Inc.†	6,244	22,416
Methode Electronics, Inc.	18,134	144,165
Miller Industries, Inc.	5,780	262,007
Phinia, Inc.	18,568	805,851
SES AI Corp.†	21,399	19,452
Shyft Group, Inc.#	15,594	163,581
Solid Power, Inc.#†	44,102	68,799
Standard Motor Products, Inc.	8,892	269,428
Titan International, Inc.#†	23,498	170,126
Visteon Corp.†	11,956	1,009,385
XPEL, Inc.†	9,689	348,513
		11,899,373
Banks — 8.7%
1st Source Corp.	8,464	512,580
ACNB Corp.	3,520	146,326
Alerus Financial Corp.	9,546	200,561
Amalgamated Financial Corp.	7,611	230,004
Amerant Bancorp, Inc.	15,742	275,957
Ameris Bancorp	27,364	1,682,065
Ames National Corp.	6,532	113,657
Arrow Financial Corp.	6,981	179,761
Associated Banc-Corp.	70,299	1,628,828
Atlantic Union Bankshares Corp.	53,573	1,608,261
BancFirst Corp.	8,472	1,048,029
Bancorp, Inc.†	19,413	992,004
Bank First Corp.	4,469	519,745
Bank of Hawaii Corp.	16,247	1,080,588
Bank of Marin Bancorp	6,724	143,288
Bank of N.T. Butterfield & Son, Ltd.	19,679	829,667
Bank7 Corp.	1,709	66,002
BankUnited, Inc.	31,000	1,053,380
Bankwell Financial Group, Inc.	2,742	95,175
Banner Corp.	14,593	899,658
Bar Harbor Bankshares	6,353	184,745
BayCom Corp.	4,449	117,409
BCB Bancorp, Inc.	6,347	51,411
Blue Foundry Bancorp†	8,392	76,032
Bridgewater Bancshares, Inc.†	8,451	123,723

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Burke & Herbert Financial Services Corp.	5,758	$ 327,745
Business First Bancshares, Inc.	10,250	243,847
Byline Bancorp, Inc.	13,238	342,467
California Bancorp#†	10,459	156,257
Camden National Corp.	7,119	280,061
Capital Bancorp, Inc.	3,911	126,325
Capital City Bank Group, Inc.	5,859	221,119
Carter Bankshares, Inc.†	12,642	207,961
Chemung Financial Corp.	2,476	116,050
ChoiceOne Financial Services, Inc.	3,543	104,802
Citizens & Northern Corp.	6,323	117,292
Citizens Financial Services, Inc.	1,920	117,408
City Holding Co.	6,027	710,523
Civista Bancshares, Inc.	6,517	146,958
CNB Financial Corp.	8,761	189,851
Coastal Financial Corp.†	5,752	505,543
Colony Bankcorp, Inc.	7,040	107,642
Community Financial System, Inc.	22,241	1,250,834
Community Trust Bancorp, Inc.	6,530	333,356
Community West Bancshares	7,196	128,089
ConnectOne Bancorp, Inc.	15,409	353,945
Customers Bancorp, Inc.†	12,309	627,267
CVB Financial Corp.	56,326	1,056,112
Dime Community Bancshares, Inc.	16,518	423,852
Eagle Bancorp, Inc.	12,275	216,040
Eastern Bankshares, Inc.	83,490	1,252,350
Enterprise Bancorp, Inc.	4,206	162,141
Enterprise Financial Services Corp.	16,116	853,181
Equity Bancshares, Inc., Class A	6,941	270,283
Esquire Financial Holdings, Inc.	3,002	272,401
Farmers & Merchants Bancorp, Inc.	5,415	128,931
Farmers National Banc Corp.	15,478	204,774
FB Financial Corp.	15,915	694,690
Fidelity D&D Bancorp, Inc.	3,240	132,127
Financial Institutions, Inc.	8,135	210,046
First Bancorp	16,643	688,521
First Bancorp, Inc.	6,471	156,533
First Bank	8,962	130,218
First Busey Corp.	37,086	820,342
First Business Financial Services, Inc.	3,348	163,282
First Commonwealth Financial Corp.	42,044	656,727
First Community Bankshares, Inc.	7,205	270,908
First Financial Bancorp	40,144	969,879
First Financial Bankshares, Inc.	55,246	1,947,974
First Financial Corp.	4,865	252,202
First Foundation, Inc.	27,043	139,542
First Internet Bancorp	3,451	83,687
First Interstate BancSystem, Inc., Class A	34,714	942,485
First Merchants Corp.	24,793	934,696
First Mid Bancshares, Inc.	9,720	342,922
First of Long Island Corp.	9,095	107,958
Five Star Bancorp	8,726	243,979
FVCBankcorp, Inc.†	7,086	82,623
German American Bancorp, Inc.	12,116	463,013
Glacier Bancorp, Inc.	48,293	2,002,711
Great Southern Bancorp, Inc.	3,665	205,020
Guaranty Bancshares, Inc.	3,352	138,572
Hancock Whitney Corp.	36,072	1,972,056
Hanmi Financial Corp.	12,491	286,294
HarborOne Bancorp, Inc.	16,025	182,365
HBT Financial, Inc.	5,448	127,483
Heritage Commerce Corp.	25,337	234,621
Security Description	Shares or Principal Amount	Value

Banks (continued)
Heritage Financial Corp.	14,040	$ 328,255
Hilltop Holdings, Inc.	21,034	627,234
Home BancShares, Inc.	79,203	2,240,653
HomeStreet, Inc.†	7,782	101,399
Hope Bancorp, Inc.	50,640	508,426
Horizon Bancorp, Inc.	18,426	273,442
Independent Bank Corp.	18,047	1,109,890
International Bancshares Corp.	23,267	1,457,212
Investar Holding Corp.	3,931	74,728
John Marshall Bancorp, Inc.	8,298	144,717
Kearny Financial Corp.	30,364	183,095
Lakeland Financial Corp.	10,342	619,176
LCNB Corp.	8,741	126,832
LINKBANCORP, Inc.	16,588	113,628
Live Oak Bancshares, Inc.	14,741	404,640
Mercantile Bank Corp.	6,706	296,137
Merchants Bancorp	9,011	288,532
Metrocity Bankshares, Inc.	7,845	219,189
Metropolitan Bank Holding Corp.†	4,494	290,627
Mid Penn Bancorp, Inc.#	10,409	277,400
Middlefield Banc Corp.	4,903	143,903
Midland States Bancorp, Inc.	8,549	144,307
MidWestOne Financial Group, Inc.	8,163	234,686
MVB Financial Corp.	4,878	95,414
National Bank Holdings Corp., Class A	15,339	554,505
National Bankshares, Inc.	4,291	109,935
NB Bancorp, Inc.†	16,552	278,901
NBT Bancorp, Inc.	21,616	904,630
Nicolet Bankshares, Inc.	6,113	749,698
Northeast Bank	3,449	289,130
Northeast Community Bancorp, Inc.	5,236	118,438
Northrim BanCorp, Inc.	2,262	207,199
Norwood Financial Corp.	3,539	92,014
Oak Valley Bancorp	4,776	121,740
Old National Bancorp	133,118	2,776,841
Old Second Bancorp, Inc.	18,524	306,387
Orange County Bancorp, Inc.	4,345	111,102
Origin Bancorp, Inc.	12,479	425,409
Orrstown Financial Services, Inc.	7,891	237,203
Park National Corp.	6,125	995,680
Parke Bancorp, Inc.	4,465	86,576
Pathward Financial, Inc.	3,048	237,896
PCB Bancorp	4,638	89,699
Peapack-Gladstone Financial Corp.	7,104	194,792
Peoples Bancorp of North Carolina, Inc.	3,660	100,760
Peoples Bancorp, Inc.	14,702	431,063
Peoples Financial Services Corp.	3,913	188,059
Pioneer Bancorp, Inc.†	9,217	105,074
Plumas Bancorp	2,332	101,512
Ponce Financial Group, Inc.†	8,221	110,079
Primis Financial Corp.	9,438	89,378
Princeton Bancorp, Inc.	3,996	125,115
Provident Bancorp, Inc.†	10,806	123,080
QCR Holdings, Inc.	7,564	509,057
RBB Bancorp	6,926	117,603
Red River Bancshares, Inc.	2,873	161,147
Renasant Corp.	39,492	1,384,195
Republic Bancorp, Inc., Class A	3,522	241,398
S&T Bancorp, Inc.	15,841	580,731
Seacoast Banking Corp. of Florida	35,114	906,995
ServisFirst Bancshares, Inc.	21,090	1,569,729
Shore Bancshares, Inc.	13,033	188,848
Sierra Bancorp	5,532	151,411

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Simmons First National Corp., Class A	52,766	$ 989,890
SmartFinancial, Inc.	6,759	214,801
South Plains Financial, Inc.	5,007	180,102
Southern First Bancshares, Inc.†	3,281	118,346
Southern States Bancshares, Inc.	4,936	170,243
Southside Bancshares, Inc.	11,938	336,532
SouthState Corp.	41,208	3,618,062
Stellar Bancorp, Inc.	20,421	549,733
Stock Yards Bancorp, Inc.	11,293	830,713
Texas Capital Bancshares, Inc.†	19,988	1,432,940
Third Coast Bancshares, Inc.†	4,823	147,873
Tompkins Financial Corp.	5,411	332,235
Towne Bank	29,883	1,032,756
TriCo Bancshares	14,556	580,784
Triumph Financial, Inc.†	10,107	583,881
TrustCo Bank Corp.	7,719	239,598
Trustmark Corp.	25,870	891,480
UMB Financial Corp.	28,846	2,974,600
United Bankshares, Inc.	54,962	1,986,327
United Community Banks, Inc.	49,721	1,428,982
Unity Bancorp, Inc.	3,013	133,190
Univest Financial Corp.	12,299	363,066
USCB Financial Holdings, Inc.	4,513	74,600
Valley National Bancorp	201,441	1,768,652
Veritex Holdings, Inc.	21,830	528,286
Virginia National Bankshares Corp.	3,309	123,591
Walker & Dunlop, Inc.	13,997	958,655
Washington Trust Bancorp, Inc.	7,959	220,146
WesBanco, Inc.	36,497	1,123,378
West BanCorp, Inc.	6,857	132,889
Westamerica BanCorp	10,676	512,982
		91,953,583
Beverages — 0.4%
BRC, Inc., Class A#†	4,209	7,534
MGP Ingredients, Inc.	6,163	181,315
National Beverage Corp.	8,655	391,466
Primo Brands Corp.	104,077	3,441,826
Vita Coco Co., Inc.†	14,976	532,996
Westrock Coffee Co.†	6,527	44,906
		4,600,043
Biotechnology — 7.0%
4D Molecular Therapeutics, Inc.†	18,499	66,966
89bio, Inc.†	47,520	467,597
Absci Corp.#†	33,585	89,000
ACADIA Pharmaceuticals, Inc.†	50,874	1,097,352
Achieve Life Sciences, Inc.#†	14,641	52,415
Actinium Pharmaceuticals, Inc.†	9,673	14,896
Acumen Pharmaceuticals, Inc.†	8,413	8,581
ADC Therapeutics SA#†	34,570	106,821
ADMA Biologics, Inc.†	97,647	1,937,316
Adverum Biotechnologies, Inc.#†	7,633	16,945
Agenus, Inc.#†	9,984	34,245
Akero Therapeutics, Inc.†	31,732	1,575,494
Aldeyra Therapeutics, Inc.#†	21,178	45,533
Allogene Therapeutics, Inc.#†	52,569	61,506
Altimmune, Inc.†	30,194	163,953
Alto Neuroscience, Inc.#†	9,436	24,345
Alumis Inc#†	21,282	74,487
ALX Oncology Holdings, Inc.†	7,224	3,507
Amicus Therapeutics, Inc.†	124,738	757,160
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
AnaptysBio, Inc.#†	8,799	$ 195,602
Anavex Life Sciences Corp.#†	31,899	240,199
ANI Pharmaceuticals, Inc.†	7,861	461,598
Annexon, Inc.†	40,892	83,420
Apogee Therapeutics, Inc.#†	15,992	585,947
Applied Therapeutics, Inc.†	24,278	8,577
Arbutus Biopharma Corp.#†	62,107	208,680
Arcellx, Inc.†	18,774	1,165,114
Arcturus Therapeutics Holdings, Inc.#†	9,681	121,303
Arcus Biosciences, Inc.†	21,857	195,183
Arcutis Biotherapeutics, Inc.†	45,197	589,369
Ardelyx, Inc.†	97,431	357,572
ArriVent Biopharma, Inc.#†	12,638	268,557
Arrowhead Pharmaceuticals, Inc.†	50,752	815,585
ARS Pharmaceuticals, Inc.#†	20,921	301,890
Artiva Biotherapeutics, Inc.†	3,669	7,081
Astria Therapeutics, Inc.†	18,383	87,503
Atea Pharmaceuticals, Inc.†	30,770	91,387
Atossa Therapeutics, Inc.†	43,780	34,021
Aura Biosciences, Inc.#†	18,437	108,041
Aurinia Pharmaceuticals, Inc.†	56,982	446,739
Avidity Biosciences, Inc.†	48,285	1,495,869
Axsome Therapeutics, Inc.†	15,689	1,649,855
Beam Therapeutics, Inc.†	38,599	611,022
Bicara Therapeutics, Inc.†	8,013	74,120
BioAge Labs, Inc.†	5,022	19,887
BioCryst Pharmaceuticals, Inc.†	87,844	944,323
Biohaven, Ltd.†	36,300	537,603
Biomea Fusion, Inc.#†	5,893	8,486
Black Diamond Therapeutics, Inc.#†	16,397	36,073
Blueprint Medicines Corp.†	27,031	2,739,592
Boundless Bio, Inc.†	6,585	7,244
Bridgebio Pharma, Inc.†	59,759	2,046,746
C4 Therapeutics, Inc.#†	21,427	26,784
Cabaletta Bio, Inc.†	19,074	35,668
Candel Therapeutics, Inc.†	11,822	64,430
Capricor Therapeutics, Inc.#†	15,190	150,229
Cardiff Oncology, Inc.#†	23,061	78,638
Cargo Therapeutics, Inc.#†	12,194	51,825
Caribou Biosciences, Inc.†	29,443	31,210
Cartesian Therapeutics, Inc.†	3,370	32,217
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	10,740
Cassava Sciences, Inc.#†	22,212	44,646
Celcuity, Inc.†	13,901	147,768
Celldex Therapeutics, Inc.†	26,200	518,236
Century Therapeutics, Inc.†	19,894	10,552
CervoMed, Inc.†	2,067	14,924
CG oncology, Inc.†	22,886	586,339
Chinook Therapeutics, Inc. CVR†(1)	22,455	3,593
Climb Bio, Inc.†	7,622	8,994
Cogent Biosciences, Inc.†	38,037	206,921
Compass Therapeutics, Inc.†	45,400	95,340
Contineum Therapeutics, Inc., Class A†	3,720	13,615
Crinetics Pharmaceuticals, Inc.†	38,959	1,188,639
Cullinan Therapeutics, Inc.†	22,217	192,066
Cytek Biosciences, Inc.†	47,458	131,459
Cytokinetics, Inc.†	48,589	1,507,231
Day One Biopharmaceuticals, Inc.†	23,278	148,514
Denali Therapeutics, Inc.†	53,153	703,746
Design Therapeutics, Inc.†	13,098	48,856
Dianthus Therapeutics, Inc.†	10,161	176,700
Disc Medicine, Inc.†	9,702	452,889
Dynavax Technologies Corp.†	56,004	548,279

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Dyne Therapeutics, Inc.†	35,083	$ 419,593
Edgewise Therapeutics, Inc.†	32,096	458,331
Editas Medicine, Inc.#†	29,533	50,797
Entrada Therapeutics, Inc.†	14,423	109,615
Erasca, Inc.†	78,134	109,388
Esperion Therapeutics, Inc.#†	60,040	51,022
Evolus, Inc.†	23,769	218,437
EyePoint Pharmaceuticals, Inc.†	27,789	201,192
Fate Therapeutics, Inc.†	39,118	47,333
Generation Bio Co.†	26,260	9,932
Geron Corp.†	251,428	382,171
Greenwich Lifesciences, Inc.†	2,590	25,512
Guardant Health, Inc.†	50,856	2,065,771
Halozyme Therapeutics, Inc.†	53,034	2,973,616
HilleVax, Inc.#†	11,091	20,740
Humacyte, Inc.#†	38,457	102,680
Icosavax, Inc. CVR†(1)	10,570	3,277
Ideaya Biosciences, Inc.†	36,735	730,659
ImmunityBio, Inc.#†	64,972	172,826
Immunome, Inc.#†	30,142	264,044
Immunovant, Inc.#†	24,676	366,439
Inhibrx Biosciences, Inc.#†	8,471	114,104
Inhibrx. Inc. CVR†(1)	13,726	15,510
Inmune Bio, Inc.#†	5,751	42,442
Innoviva, Inc.†	24,009	469,856
Inovio Pharmaceuticals, Inc.†	13,933	27,866
Inozyme Pharma, Inc.†	22,823	90,607
Insmed, Inc.†	73,297	5,111,000
Intellia Therapeutics, Inc.#†	42,717	293,466
Invivyd, Inc.†	27,407	25,626
Iovance Biotherapeutics, Inc.#†	112,175	196,306
iTeos Therapeutics, Inc.†	11,213	112,354
Janux Therapeutics, Inc.†	13,447	320,039
Jasper Therapeutics, Inc.#†	6,183	34,007
Keros Therapeutics, Inc.†	14,068	199,062
Kiniksa Pharmaceuticals International PLC†	15,186	415,489
Kiniksa Pharmaceuticals, Ltd., Class A†	2,870	78,523
Kodiak Sciences, Inc.†	11,628	39,535
Korro Bio, Inc.†	2,086	23,822
Krystal Biotech, Inc.†	10,545	1,328,248
Kura Oncology, Inc.†	29,895	170,103
Kymera Therapeutics, Inc.†	19,785	586,427
Kyverna Therapeutics, Inc.†	10,118	25,801
Larimar Therapeutics, Inc.#†	17,884	40,239
LENZ Therapeutics, Inc.#†	5,678	165,798
Lexeo Therapeutics, Inc.†	10,564	28,734
Lexicon Pharmaceuticals, Inc.†	48,810	30,584
Ligand Pharmaceuticals, Inc.†	7,613	777,972
Lineage Cell Therapeutics, Inc.#†	64,651	42,974
Liquidia Corp.†	26,562	396,305
MacroGenics, Inc.#†	25,349	34,475
Maravai LifeSciences Holdings, Inc., Class A†	44,834	100,877
MBX Biosciences, Inc.†	4,783	59,405
MeiraGTx Holdings PLC#†	18,645	95,462
Mersana Therapeutics, Inc.†	26,600	9,142
Metagenomi, Inc.†	9,108	15,484
Metsera, Inc.†	6,557	175,203
Mind Medicine MindMed, Inc.#†	31,227	226,708
Mineralys Therapeutics, Inc.†	12,048	187,708
Monte Rosa Therapeutics, Inc.#†	15,801	66,048
Myriad Genetics, Inc.†	37,388	156,656
Nektar Therapeutics†	72,521	52,541
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
NeoGenomics, Inc.†	51,131	$ 372,234
Neumora Therapeutics, Inc.#†	29,108	20,850
Niagen Bioscience, Inc.†	22,055	238,635
Nkarta, Inc.#†	22,493	39,138
Novavax, Inc.#†	64,875	476,182
Nurix Therapeutics, Inc.†	31,518	335,036
Nuvalent, Inc., Class A†	15,266	1,138,996
Nuvation Bio, Inc.#†	77,076	163,401
Olema Pharmaceuticals, Inc.#†	15,583	82,278
Omeros Corp.#†	23,542	72,745
Oncternal Therapeutics, Inc. CVR#†(1)	368	377
Organogenesis Holdings, Inc.#†	33,446	91,642
Ovid Therapeutics, Inc.†	28,249	7,689
Perspective Therapeutics, Inc.†	22,981	59,061
Phathom Pharmaceuticals, Inc.#†	16,949	72,033
Pliant Therapeutics Inc#†	18,741	25,300
Praxis Precision Medicines, Inc.†	7,171	276,442
Precigen, Inc.#†	54,911	72,483
Prime Medicine, Inc.#†	22,014	25,977
ProKidney Corp.†	20,871	15,086
Prothena Corp. PLC†	16,883	77,493
PTC Therapeutics, Inc.†	32,377	1,570,932
Puma Biotechnology, Inc.†	17,892	58,686
Pyxis Oncology, Inc.†	20,969	25,372
Q32 Bio, Inc.†	5,176	8,954
Rain Oncology, Inc. CVR#†(1)	6,782	339
Rapport Therapeutics, Inc.†	5,638	46,626
RAPT Therapeutics, Inc.†	11,470	10,154
Recursion Pharmaceuticals, Inc., Class A#†	105,422	440,664
REGENXBIO, Inc.†	19,196	169,885
Relay Therapeutics, Inc.†	53,151	159,453
Renovaro, Inc.†	12,422	3,847
Replimune Group, Inc.†	28,182	253,074
Revolution Medicines, Inc.†	72,393	2,852,284
Rigel Pharmaceuticals, Inc.†	7,400	142,080
Rocket Pharmaceuticals, Inc.†	32,315	81,111
Sage Therapeutics, Inc.†	23,110	149,291
Sana Biotechnology, Inc.#†	51,867	112,551
Savara, Inc.#†	51,200	116,736
Scholar Rock Holding Corp.†	34,471	1,000,004
Septerna, Inc.†	8,085	74,786
Shattuck Labs, Inc.#†	15,750	15,908
Soleno Therapeutics, Inc.†	10,918	800,835
Solid Biosciences, Inc.#†	9,714	31,182
SpringWorks Therapeutics, Inc.†	29,247	1,366,127
Stoke Therapeutics, Inc.†	15,273	145,704
Summit Therapeutics, Inc.#†	39,096	712,134
Sutro Biopharma, Inc.#†	32,992	29,617
Syndax Pharmaceuticals, Inc.†	34,932	368,183
Tango Therapeutics, Inc.†	15,039	33,387
Tarsus Pharmaceuticals, Inc.†	15,955	685,267
Taysha Gene Therapies, Inc.#†	74,521	201,952
Tenaya Therapeutics, Inc.†	45,299	20,838
Terns Pharmaceuticals, Inc.†	27,812	86,495
TG Therapeutics, Inc.†	59,353	2,083,884
Theravance Biopharma, Inc.†	15,809	144,810
Third Harmonic Bio, Inc.†	5,804	30,239
Tourmaline Bio, Inc.†	9,734	162,363
Travere Therapeutics, Inc.†	35,441	532,324
TScan Therapeutics, Inc.†	8,431	12,056
Tyra Biosciences, Inc.#†	8,079	73,519
Upstream Bio, Inc.†	6,777	62,552
UroGen Pharma, Ltd.†	16,449	69,744

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ventyx Biosciences, Inc.†	23,601	$ 40,122
Vera Therapeutics, Inc.†	18,811	356,468
Veracyte, Inc.†	33,377	888,162
Verastem, Inc.#†	15,728	118,275
Vericel Corp.†	20,925	864,098
Veru, Inc.#†	50,326	25,576
Verve Therapeutics, Inc.#†	29,980	133,411
Vir Biotechnology, Inc.†	36,936	182,464
Viridian Therapeutics, Inc.†	31,602	439,900
Wave Life Sciences, Ltd.†	41,044	246,674
Werewolf Therapeutics, Inc.†	10,868	13,150
XBiotech, Inc.†	5,671	16,162
Xencor, Inc.†	27,569	220,552
XOMA Royalty Corp.†	3,457	85,595
Zenas Biopharma, Inc.†	5,600	53,312
Zentalis Pharmaceuticals, Inc.†	17,860	21,611
Zevra Therapeutics, Inc. †	21,845	186,775
Zura Bio, Ltd.†	11,217	11,329
Zymeworks, Inc.†	23,186	265,016
		74,316,917
Building Materials — 1.5%
American Woodmark Corp.†	6,630	373,733
Apogee Enterprises, Inc.	10,153	392,413
Aspen Aerogels, Inc.†	25,199	145,146
Boise Cascade Co.	16,487	1,432,391
Gibraltar Industries, Inc.†	12,917	756,678
Griffon Corp.	16,848	1,158,300
JELD-WEN Holding, Inc.†	33,688	122,961
Knife River Corp.†	24,247	2,281,643
LSI Industries, Inc.	10,978	178,612
Masterbrand, Inc.†	51,979	530,186
Modine Manufacturing Co.†	21,889	1,987,521
Northwest Pipe Co.†	3,835	148,184
SmartRent, Inc.†	80,543	68,002
Smith-Midland Corp.#†	2,592	78,123
SPX Technologies, Inc.†	19,140	2,911,003
Tecnoglass, Inc.	9,838	842,428
UFP Industries, Inc.	25,391	2,477,146
		15,884,470
Chemicals — 1.6%
AdvanSix, Inc.	10,862	255,366
American Vanguard Corp.	18,550	91,266
Avient Corp.	38,997	1,408,962
Balchem Corp.	13,495	2,249,616
Cabot Corp.	22,512	1,681,421
Codexis, Inc.†	32,109	73,851
Ecovyst, Inc.#†	49,087	365,698
H.B. Fuller Co.	23,650	1,320,143
Hawkins, Inc.	8,222	1,097,555
Ingevity Corp.†	14,211	587,909
Innospec, Inc.	10,420	886,534
Intrepid Potash, Inc.†	6,000	226,560
Koppers Holdings, Inc.	8,324	255,713
Kronos Worldwide, Inc.#	15,351	97,172
Lightwave Logic, Inc.†	26,916	26,378
Mativ Holdings, Inc.	28,366	162,253
Minerals Technologies, Inc.	13,481	765,451
Northern Technologies International Corp.#	5,884	42,541
Oil-Dri Corp. of America	3,954	198,372
Orion SA	27,714	301,805
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Perimeter Solutions, Inc.†	55,729	$ 672,649
Quaker Chemical Corp.	6,209	673,304
Rayonier Advanced Materials, Inc.†	29,809	114,765
Rogers Corp.†	6,965	463,660
Sensient Technologies Corp.	17,913	1,693,316
Stepan Co.	9,882	536,494
Tronox Holdings PLC	58,021	329,559
Valhi, Inc.	3,962	57,687
		16,636,000
Coal — 0.4%
Alpha Metallurgical Resources, Inc.†	4,653	521,322
Core Natural Resources, Inc.	22,245	1,541,579
Hallador Energy Co.†	9,225	159,131
NACCO Industries, Inc., Class A	1,219	43,713
Peabody Energy Corp.	54,633	718,970
Ramaco Resources, Inc., Class A#	12,404	112,132
Ramaco Resources, Inc., Class B	115	1,029
SunCoke Energy, Inc.	39,132	318,535
Warrior Met Coal, Inc.	22,041	1,001,763
		4,418,174
Commercial Services — 4.7%
ABM Industries, Inc.	26,832	1,412,705
Acacia Research Corp.#†	19,093	71,217
Adtalem Global Education, Inc.†	15,938	2,104,294
Alarm.com Holdings, Inc.†	19,513	1,120,046
Alight, Inc., Class A	178,411	974,124
Alta Equipment Group, Inc.#	10,854	51,557
American Public Education, Inc.†	7,190	211,746
AMN Healthcare Services, Inc.†	15,554	328,345
Arlo Technologies, Inc.†	40,075	573,874
Barrett Business Services, Inc.	10,894	450,195
BrightView Holdings, Inc.†	25,382	395,452
Brink's Co.	18,642	1,529,763
Cadiz, Inc.#†	8,540	25,150
Carriage Services, Inc.	6,900	300,150
Cass Information Systems, Inc.	5,757	243,521
CBIZ, Inc.†	20,652	1,491,901
Chegg, Inc.†	86,908	88,646
Cimpress PLC†	7,497	331,817
CompoSecure, Inc., Class A†	10,461	143,420
CoreCivic, Inc.†	47,468	1,042,397
Coursera, Inc.†	51,655	457,147
CPI Card Group, Inc.†	3,873	86,213
CRA International, Inc.	2,803	532,710
Cross Country Healthcare, Inc.†	15,227	200,692
Custom Truck One Source, Inc.†	15,194	65,334
Deluxe Corp.	21,546	307,461
Distribution Solutions Group, Inc.#†	2,553	69,569
DLH Holdings Corp.†	16,970	84,850
Driven Brands Holdings, Inc.†	25,065	446,658
Emerald Holding, Inc.#	18,631	85,330
Ennis, Inc.	13,271	247,770
European Wax Center, Inc., Class A†	21,458	109,221
EVERTEC, Inc.	27,942	1,012,339
First Advantage Corp.#†	24,387	417,505
FiscalNote Holdings, Inc.#†	44,348	26,578
Flywire Corp.†	53,772	578,049
Forrester Research, Inc.†	4,981	52,948
Franklin Covey Co.†	4,777	111,686
GEO Group, Inc.†	54,492	1,478,913
Graham Holdings Co., Class B	1,380	1,317,086

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Green Dot Corp., Class A†	22,839	$ 211,032
Hackett Group, Inc.	10,751	263,615
Healthcare Services Group, Inc.†	33,564	473,252
Heidrick & Struggles International, Inc.	8,561	373,773
Herc Holdings, Inc.	11,895	1,474,980
Hertz Global Holdings, Inc.#†	52,412	343,299
HireQuest, Inc.	6,946	69,529
Huron Consulting Group, Inc.†	7,468	1,066,654
ICF International, Inc.	8,319	714,769
Information Services Group, Inc.	15,149	71,503
Insperity, Inc.	15,538	1,005,619
John Wiley & Sons, Inc., Class A	17,461	683,074
Kelly Services, Inc., Class A	13,313	156,028
Kforce, Inc.	8,686	354,389
KinderCare Learning Cos., Inc.#†	15,593	191,326
Korn Ferry	22,119	1,504,313
Laureate Education, Inc.†	56,600	1,273,500
Legalzoom.com, Inc.†	47,293	431,785
Lifecore Biomedical, Inc.#†	7,556	51,154
Lincoln Educational Services Corp.†	11,100	264,180
MarketWise, Inc.#	4,455	74,889
Marqeta, Inc., Class A†	199,080	1,071,050
Matthews International Corp., Class A	14,708	315,487
Medifast, Inc.†	4,578	64,412
Mister Car Wash, Inc.†	46,229	327,301
Monro, Inc.	15,750	241,448
National Research Corp.	6,407	86,559
Payoneer Global, Inc.†	112,560	766,534
Paysafe, Ltd.#†	16,507	203,861
Performant Healthcare, Inc.†	40,690	124,918
Priority Technology Holdings, Inc.†	13,371	114,055
PROG Holdings, Inc.	17,341	499,941
Progyny, Inc.†	31,435	675,853
Quad/Graphics, Inc.	13,153	76,682
Remitly Global, Inc.†	64,466	1,376,994
Repay Holdings Corp.†	41,681	200,486
Resources Connection, Inc.	13,931	72,650
Sezzle, Inc.#†	5,934	633,217
SoundThinking, Inc.†	5,656	87,725
Spire Global, Inc.†	6,914	71,767
StoneCo., Ltd., Class A†	122,385	1,670,555
Strategic Education, Inc.	9,827	896,517
Stride, Inc.†	18,043	2,731,530
Target Hospitality Corp.#†	14,007	102,391
Transcat, Inc.#†	3,372	294,645
TriNet Group, Inc.	13,587	1,130,574
TrueBlue, Inc.†	12,387	74,322
Udemy, Inc.†	35,545	260,189
Universal Technical Institute, Inc.†	21,093	749,434
Upbound Group, Inc.	24,658	565,655
Verra Mobility Corp.†	70,061	1,656,943
Willdan Group, Inc.†	5,420	292,951
ZipRecruiter, Inc., Class A†	26,473	158,044
		49,225,732
Computers — 2.3%
3D Systems Corp.#†	50,529	78,320
ASGN, Inc.†	18,359	969,539
Cantaloupe, Inc.†	28,361	237,382
Conduent, Inc.†	66,183	148,250
Corsair Gaming, Inc.†	21,792	191,552
Cricut, Inc., Class A	22,938	139,004
Security Description	Shares or Principal Amount	Value

Computers (continued)
Diebold Nixdorf, Inc.†	11,612	$ 559,350
D-Wave Quantum, Inc.†	77,648	1,267,992
Everspin Technologies, Inc.†	12,735	71,443
ExlService Holdings, Inc.†	66,428	3,055,024
Grid Dynamics Holdings, Inc.†	29,063	364,159
Insight Enterprises, Inc.†	11,667	1,521,260
Integral Ad Science Holding Corp.†	37,118	302,140
Maximus, Inc.	24,449	1,772,797
Mitek Systems, Inc.†	19,013	178,532
NCR Atleos Corp.†	31,811	843,310
NCR Voyix Corp.#†	66,126	733,337
NetScout Systems, Inc.†	31,054	709,273
NextNav, Inc.†	32,535	408,314
OneSpan, Inc.	18,875	300,679
PAR Technology Corp.†	13,906	911,677
PlayAGS, Inc.†	13,698	167,390
Qualys, Inc.†	15,784	2,186,873
Rapid7, Inc.†	24,329	558,351
Rekor Systems, Inc.†	29,013	33,655
Rigetti Computing, Inc.†	78,570	951,483
Rimini Street, Inc.†	29,701	90,588
System1, Inc.†	30,298	10,738
Telos Corp.†	24,380	61,438
Tenable Holdings, Inc.†	50,915	1,640,481
TTEC Holdings, Inc.#†	11,450	56,219
Unisys Corp.†	35,062	167,246
V2X, Inc.†	7,220	326,922
Varonis Systems, Inc.†	46,669	2,225,178
WNS Holdings, Ltd.†	18,661	1,082,151
		24,322,047
Cosmetics/Personal Care — 0.4%
Beauty Health Co.#†	19,935	32,494
Edgewell Personal Care Co.	21,526	594,548
Honest Co., Inc.†	33,365	167,826
Interparfums, Inc.	7,748	1,055,433
Olaplex Holdings, Inc.#†	54,467	71,896
Prestige Consumer Healthcare, Inc.†	21,165	1,813,206
Waldencast PLC, Class A†	10,554	28,390
		3,763,793
Distribution/Wholesale — 0.8%
A-Mark Precious Metals, Inc.	7,709	152,099
EVI Industries, Inc.	1,240	22,990
G-III Apparel Group, Ltd.†	18,110	526,095
Global Industrial Co.	5,624	146,505
H&E Equipment Services, Inc.	13,762	1,302,436
Hudson Technologies, Inc.†	21,249	151,930
MRC Global, Inc.†	35,830	444,650
OPENLANE, Inc.†	46,654	1,069,776
Resideo Technologies, Inc.†	63,377	1,311,904
Rush Enterprises, Inc., Class A	25,695	1,275,757
Rush Enterprises, Inc., Class B	3,508	183,170
ScanSource, Inc.†	9,910	400,166
ThredUp, Inc., Class A†	31,875	229,500
Titan Machinery, Inc.#†	8,062	150,598
VSE Corp.	7,743	1,007,287
		8,374,863
Diversified Financial Services — 3.1%
Acadian Asset Management, Inc.	13,046	392,815
AlTi Global, Inc.#†	29,379	97,538
Artisan Partners Asset Management, Inc., Class A	26,782	1,079,315
Atlanticus Holdings Corp.†	3,167	155,341

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
B. Riley Financial, Inc.#	8,780	$ 26,779
Brookfield Business Corp., Class A	8,888	253,575
Burford Capital, Ltd.	86,827	1,116,595
Cohen & Steers, Inc.	12,067	927,228
Columbia Financial, Inc.†	11,617	166,239
Consumer Portfolio Services, Inc.†	9,263	83,830
Dave, Inc.†	3,335	669,735
Diamond Hill Investment Group, Inc.	1,465	206,946
Enact Holdings, Inc.	12,089	427,951
Encore Capital Group, Inc.†	9,961	377,522
Enova International, Inc.†	10,836	1,004,172
Federal Agricultural Mtg. Corp., Class C	4,078	760,221
First Western Financial, Inc.†	3,447	71,835
Forge Global Holdings, Inc.#†	4,480	62,272
GCM Grosvenor, Inc., Class A#	21,885	275,970
Hamilton Lane, Inc., Class A	16,857	2,511,693
International Money Express, Inc.†	16,407	180,969
LendingClub Corp.†	50,358	505,091
LendingTree, Inc.†	5,129	179,618
Medallion Financial Corp.	7,862	72,094
Mr. Cooper Group, Inc.†	26,643	3,451,068
Navient Corp.	31,616	424,919
Nelnet, Inc., Class A	6,368	739,834
NerdWallet, Inc., Class A†	14,916	157,215
Onity Group, Inc.†	2,738	101,470
OppFi, Inc.	8,073	102,285
Pagseguro Digital, Ltd., Class A	81,487	726,049
Paysign, Inc.†	25,422	113,128
PennyMac Financial Services, Inc.	11,366	1,091,136
Perella Weinberg Partners	24,367	423,255
Piper Sandler Cos.	7,379	1,855,450
PJT Partners, Inc., Class A	10,047	1,513,681
PRA Group, Inc.†	18,762	266,233
Radian Group, Inc.	63,155	2,156,743
Regional Management Corp.	4,908	129,817
Resolute Holdings Management, Inc.#†	1,924	66,166
Silvercrest Asset Management Group, Inc., Class A	7,174	104,166
StepStone Group, Inc., Class A	28,601	1,654,568
StoneX Group, Inc.†	18,675	1,580,932
SWK Holdings Corp.#	4,657	65,245
Upstart Holdings, Inc.†	34,260	1,616,044
Velocity Financial, Inc.†	6,466	108,305
Victory Capital Holdings, Inc., Class A	17,936	1,112,211
Virtus Investment Partners, Inc.	3,083	526,268
WisdomTree, Inc.	57,086	538,892
World Acceptance Corp.†	1,441	222,606
		32,453,030
Electric — 1.5%
ALLETE, Inc.	24,885	1,618,520
Ameresco, Inc., Class A#†	14,481	199,548
Avista Corp.	34,136	1,314,577
Black Hills Corp.	30,691	1,794,503
Genie Energy, Ltd., Class B	5,538	117,073
Hawaiian Electric Industries, Inc.#†	69,645	743,809
MGE Energy, Inc.	15,499	1,399,870
Northwestern Energy Group, Inc.	26,458	1,463,921
Ormat Technologies, Inc.	24,536	1,823,761
Otter Tail Corp.	17,816	1,375,039
Portland General Electric Co.	44,414	1,883,154
Security Description	Shares or Principal Amount	Value

Electric (continued)
TXNM Energy, Inc.	38,342	$ 2,173,608
Unitil Corp.	7,024	385,126
		16,292,509
Electrical Components & Equipment — 0.7%
American Superconductor Corp.†	15,161	428,450
Belden, Inc.	17,326	1,840,021
ChargePoint Holdings, Inc.†	120,520	83,834
Energizer Holdings, Inc.	31,226	727,254
EnerSys	16,759	1,401,555
Graham Corp.†	4,308	169,864
Insteel Industries, Inc.	7,426	260,059
nLight, Inc.†	13,155	199,035
Novanta, Inc.†	15,253	1,888,626
Powell Industries, Inc.#	3,937	667,676
Ultralife Corp.†	3,787	25,259
		7,691,633
Electronics — 2.7%
Advanced Energy Industries, Inc.	15,912	1,826,379
Allient, Inc.	5,399	164,130
Applied Optoelectronics, Inc.†	19,095	294,445
Atkore, Inc.	15,175	987,893
Atmus Filtration Technologies, Inc.	35,624	1,283,176
Badger Meter, Inc.	12,496	3,101,757
Bel Fuse, Inc., Class B	4,943	364,793
Benchmark Electronics, Inc.	16,102	588,045
CTS Corp.	11,305	460,000
Enovix Corp.#†	66,864	509,504
ESCO Technologies, Inc.	11,005	1,994,546
Evolv Technologies Holdings, Inc.#†	50,605	276,303
FARO Technologies, Inc.†	7,555	320,105
GoPro, Inc., Class A†	58,109	38,526
Itron, Inc.†	19,206	2,220,214
Kimball Electronics, Inc.†	9,154	165,687
Knowles Corp.†	34,022	558,301
Mesa Laboratories, Inc.	1,874	188,562
MicroVision, Inc.#†	77,846	85,631
Mirion Technologies, Inc.†	87,819	1,677,343
Napco Security Technologies, Inc.	12,750	355,725
NEXTracker, Inc., Class A†	61,316	3,476,004
NVE Corp.	1,161	82,617
OSI Systems, Inc.†	6,745	1,477,897
Plexus Corp.†	11,399	1,496,233
Sanmina Corp.†	22,788	1,929,916
Standard BioTools, Inc.†	96,805	97,773
Stoneridge, Inc.†	8,568	43,011
TTM Technologies, Inc.†	43,808	1,308,107
Turtle Beach Corp.†	6,916	79,396
Vicor Corp.†	9,120	397,997
Vishay Intertechnology, Inc.	55,541	781,462
		28,631,478
Energy-Alternate Sources — 0.2%
Array Technologies, Inc.#†	56,118	370,379
ASP Isotopes, Inc.†	23,982	181,304
Energy Vault Holdings, Inc.#†	24,043	19,862
Fluence Energy, Inc.#†	26,274	123,488
FuelCell Energy, Inc.#†	3,484	17,803
FutureFuel Corp.	22,515	88,934
Montauk Renewables, Inc.#†	21,850	40,204
Plug Power, Inc.†	329,454	290,809
REX American Resources Corp.†	7,476	315,039
Shoals Technologies Group, Inc., Class A#†	65,529	309,297

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Sunrun, Inc.†	94,052	$ 704,449
T1 Energy, Inc.#†	14,624	15,940
		2,477,508
Engineering & Construction — 2.2%
908 Devices, Inc.†	7,078	40,203
Arcosa, Inc.	20,677	1,783,805
Bowman Consulting Group, Ltd.†	5,426	136,030
Centuri Holdings, Inc.†	5,429	113,357
Concrete Pumping Holdings, Inc.	10,790	75,854
Construction Partners, Inc., Class A†	19,649	2,057,054
Dycom Industries, Inc.†	12,100	2,782,032
Exponent, Inc.	21,489	1,640,470
Fluor Corp.†	72,615	3,019,332
Frontdoor, Inc.†	32,744	1,801,247
Granite Construction, Inc.	18,722	1,674,683
Great Lakes Dredge & Dock Corp.†	29,443	329,173
IES Holdings, Inc.#†	3,462	898,943
Latham Group, Inc.†	16,534	93,417
Limbach Holdings, Inc.†	4,769	611,481
Mistras Group, Inc.†	4,796	36,210
MYR Group, Inc.†	6,840	1,072,854
NV5 Global, Inc.†	22,840	504,764
Orion Group Holdings, Inc.†	15,604	128,577
Primoris Services Corp.	22,724	1,638,628
Sterling Infrastructure, Inc.†	12,608	2,370,430
Tutor Perini Corp.†	19,448	717,242
		23,525,786
Entertainment — 1.1%
Accel Entertainment, Inc.†	17,933	201,208
AMC Entertainment Holdings, Inc., Class A†	168,007	598,105
Atlanta Braves Holdings, Inc., Class A#†	4,351	189,051
Atlanta Braves Holdings, Inc., Class C†	21,326	866,049
Cinemark Holdings, Inc.#	47,516	1,604,615
Everi Holdings, Inc.†	32,809	462,935
Golden Entertainment, Inc.	9,011	257,084
IMAX Corp.#†	19,845	552,683
International Game Technology PLC	48,848	718,554
Lionsgate Studios Corp.†	84,840	613,393
Madison Square Garden Entertainment Corp.†	16,577	615,173
Monarch Casino & Resort, Inc.	4,708	394,248
Pursuit Attractions & Hospitality, Inc.†	10,115	282,107
RCI Hospitality Holdings, Inc.	2,642	106,288
Red Rock Resorts, Inc., Class A	19,311	928,280
Reservoir Media, Inc.†	11,771	91,814
Rush Street Interactive, Inc.†	32,319	410,128
Six Flags Entertainment Corp.	39,915	1,339,547
Starz Entertainment Corp.#†	5,655	118,529
Super Group SGHC, Ltd.	60,145	525,667
United Parks & Resorts, Inc.#†	13,991	626,657
Webtoon Entertainment, Inc.#†	3,454	30,361
		11,532,476
Environmental Control — 0.5%
Arq, Inc.#†	12,338	60,950
Casella Waste Systems, Inc., Class A†	26,547	3,111,574
CECO Environmental Corp.†	11,322	304,449
Energy Recovery, Inc.†	22,963	289,563
Enviri Corp.†	33,947	276,668
LanzaTech Global, Inc.†	86,399	24,382
Montrose Environmental Group, Inc.†	14,203	277,385
Perma-Fix Environmental Services, Inc.#†	8,039	85,133
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Pure Cycle Corp.†	3,823	$ 40,600
PureCycle Technologies, Inc.#†	55,018	523,221
Quest Resource Holding Corp.†	5,436	11,959
		5,005,884
Food — 1.8%
B&G Foods, Inc.#	31,027	130,624
Beyond Meat, Inc.#†	12,235	35,849
Calavo Growers, Inc.	7,707	212,328
Cal-Maine Foods, Inc.	18,694	1,793,315
Chefs' Warehouse, Inc.†	15,104	963,333
Hain Celestial Group, Inc.†	30,290	56,642
HF Foods Group, Inc.†	14,789	56,346
Ingles Markets, Inc., Class A	6,815	424,575
J&J Snack Foods Corp.	5,993	690,214
John B. Sanfilippo & Son, Inc.	4,055	251,978
Krispy Kreme, Inc.#	39,506	114,172
Lancaster Colony Corp.	8,318	1,392,433
Lifeway Foods, Inc.†	1,384	31,272
Mama's Creations, Inc.†	8,224	68,341
Mission Produce, Inc.†	16,253	181,709
Nathan's Famous, Inc.	667	71,356
Natural Grocers by Vitamin Cottage, Inc.	4,637	226,425
Seneca Foods Corp., Class A†	2,477	233,606
Simply Good Foods Co.†	39,210	1,353,137
SpartanNash Co.	16,448	320,078
Sprouts Farmers Market, Inc.†	42,829	7,403,421
SunOpta, Inc.†	30,426	189,858
TreeHouse Foods, Inc.†	18,857	423,528
United Natural Foods, Inc.†	25,690	785,343
Utz Brands, Inc.	28,029	370,824
Village Super Market, Inc., Class A	4,987	192,398
Weis Markets, Inc.#	7,435	563,573
WK Kellogg Co.#	28,570	483,404
		19,020,082
Forest Products & Paper — 0.1%
Sylvamo Corp.	15,271	808,905
Gas — 1.1%
Brookfield Infrastructure Corp., Class A#	50,943	2,015,815
Chesapeake Utilities Corp.	9,616	1,174,979
New Jersey Resources Corp.	42,435	1,947,342
Northwest Natural Holding Co.	17,737	726,685
ONE Gas, Inc.	23,896	1,786,465
RGC Resources, Inc.	2,326	47,799
Southwest Gas Holdings, Inc.	25,837	1,855,872
Spire, Inc.	24,105	1,814,624
		11,369,581
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	10,136	332,157
Enerpac Tool Group Corp.	23,118	991,300
Franklin Electric Co., Inc.	18,985	1,640,114
Kennametal, Inc.	34,854	750,407
Luxfer Holdings PLC	11,106	126,941
		3,840,919
Healthcare-Products — 2.9%
Accuray, Inc.#†	25,649	39,243
Adaptive Biotechnologies Corp.†	49,238	468,746
Alphatec Holdings, Inc.†	41,590	516,964
AngioDynamics, Inc.†	16,582	169,136
Anteris Technologies Global Corp.#†	6,654	28,213

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Artivion, Inc.†	14,503	$ 428,999
AtriCure, Inc.†	20,257	700,285
Avanos Medical, Inc.†	14,968	188,148
Avita Medical, Inc.#†	9,718	54,615
Axogen, Inc.†	18,891	205,723
Beta Bionics, Inc.†	5,222	90,027
BioLife Solutions, Inc.#†	16,921	370,232
Bioventus, Inc., Class A†	15,205	98,528
CareDx, Inc.†	23,037	391,399
Castle Biosciences, Inc.†	10,860	173,434
Ceribell, Inc.†	4,582	77,023
Cerus Corp.†	51,124	64,928
CONMED Corp.#	13,251	751,994
CVRx, Inc.#†	4,946	32,817
Embecta Corp.	24,542	258,427
Glaukos Corp.†	20,841	1,965,098
Haemonetics Corp.†	21,100	1,428,681
ICU Medical, Inc.†	9,115	1,229,249
InfuSystem Holdings, Inc.†	6,122	35,385
Inmode, Ltd.#†	28,743	421,372
Inogen, Inc.†	10,004	64,276
Integer Holdings Corp.†	14,175	1,683,423
Integra LifeSciences Holdings Corp.#†	27,980	354,227
iRadimed Corp.	2,438	141,112
iRhythm Technologies, Inc.†	13,290	1,867,245
Lantheus Holdings, Inc.†	29,275	2,212,019
LeMaitre Vascular, Inc.	7,903	649,627
LivaNova PLC†	23,188	1,002,881
MaxCyte, Inc.†	44,987	107,069
Merit Medical Systems, Inc.†	24,403	2,319,017
MiMedx Group, Inc.†	50,003	321,519
Nautilus Biotechnology, Inc.†	14,061	10,504
Neogen Corp.†	85,583	501,516
NeuroPace, Inc.†	4,597	60,772
Novocure, Ltd.†	44,119	843,114
OmniAb, Inc.†	37,611	47,766
Omnicell, Inc.†	19,179	582,466
OraSure Technologies, Inc.†	22,372	64,431
Orchestra BioMed Holdings, Inc.†	8,079	23,025
Orthofix Medical, Inc.†	13,024	146,520
OrthoPediatrics Corp.†	5,835	116,467
Pacific Biosciences of California, Inc.#†	116,288	112,067
PROCEPT BioRobotics Corp.†	18,942	1,098,636
Pulmonx Corp.†	14,206	48,300
Pulse Biosciences, Inc.#†	7,411	128,247
Quanterix Corp.#†	13,596	70,699
Quantum-Si, Inc.†	53,165	89,317
RxSight, Inc.†	15,093	230,772
Sanara Medtech, Inc.†	1,121	32,509
Semler Scientific, Inc.#†	3,004	120,160
Sera Prognostics, Inc., Class A†	7,591	11,842
SI-BONE, Inc.†	15,821	299,017
STAAR Surgical Co.#†	20,367	362,736
Stereotaxis, Inc.†	12,385	26,380
Surmodics, Inc.†	5,541	160,800
Tactile Systems Technology, Inc.†	9,528	94,137
Tandem Diabetes Care, Inc.†	27,070	536,527
TransMedics Group, Inc.#†	13,941	1,772,180
Treace Medical Concepts, Inc.†	18,826	108,061
Twist Bioscience Corp.†	25,200	738,360
UFP Technologies, Inc.†	2,838	664,660
Utah Medical Products, Inc.	919	50,619
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Varex Imaging Corp.†	15,226	$ 116,783
Zimvie, Inc.†	11,609	106,106
		30,286,577
Healthcare-Services — 2.0%
Addus HomeCare Corp.†	6,761	749,863
agilon health, Inc.†	125,543	278,705
Ardent Health Partners LLC†	13,287	192,396
Astrana Health, Inc.†	17,293	428,693
Aveanna Healthcare Holdings, Inc.†	20,536	109,457
Blade Air Mobility, Inc.†	13,566	47,345
BrightSpring Health Services, Inc.#†	24,738	589,012
Brookdale Senior Living, Inc.†	71,880	467,939
Community Health Systems, Inc.#†	43,621	169,249
Concentra Group Holdings Parent, Inc.	46,797	1,012,219
CorVel Corp.†	11,310	1,258,464
DocGo, Inc.#†	44,701	63,475
Enhabit, Inc.†	14,477	152,008
Ensign Group, Inc.	23,596	3,474,747
Fulgent Genetics, Inc.†	7,585	157,161
GeneDx Holdings Corp.†	5,523	393,348
HealthEquity, Inc.†	36,479	3,670,152
Joint Corp.†	3,797	40,628
LifeStance Health Group, Inc.†	58,038	344,746
Nano-X Imaging, Ltd.#†	22,002	112,650
National HealthCare Corp.	5,676	591,099
OPKO Health, Inc.†	135,585	184,396
Oscar Health, Inc., Class A†	88,905	1,226,889
PACS Group, Inc.†	15,631	155,060
Pediatrix Medical Group, Inc. †	36,786	520,522
Pennant Group, Inc.†	12,095	347,247
RadNet, Inc.†	28,107	1,615,871
Select Medical Holdings Corp.	47,789	730,694
Sonida Senior Living, Inc.†	1,577	38,479
Surgery Partners, Inc.†	30,815	727,542
Teladoc Health, Inc.†	71,963	497,984
U.S. Physical Therapy, Inc.	5,721	429,018
Viemed Healthcare, Inc.†	7,409	49,270
		20,826,328
Home Builders — 1.6%
Beazer Homes USA, Inc.†	9,626	197,525
Cavco Industries, Inc.†	3,418	1,482,028
Century Communities, Inc.	10,649	552,364
Champion Homes, Inc.†	22,809	1,491,709
Dream Finders Homes, Inc., Class A#†	9,494	198,045
Forestar Group, Inc.†	10,371	198,605
Green Brick Partners, Inc.†	12,092	706,777
Hovnanian Enterprises, Inc., Class A†	2,065	186,428
Installed Building Products, Inc.#	10,098	1,610,429
KB Home	27,366	1,411,538
Landsea Homes Corp.†	11,017	124,161
LCI Industries#	10,926	952,092
LGI Homes, Inc.†	7,867	394,137
M/I Homes, Inc.†	11,108	1,184,224
Meritage Homes Corp.	30,545	1,942,967
Taylor Morrison Home Corp.†	43,501	2,448,236
Tri Pointe Homes, Inc.†	39,195	1,155,469
Winnebago Industries, Inc.	13,010	441,429
		16,678,163
Home Furnishings — 0.2%
Arhaus, Inc.†	19,824	178,019
Daktronics, Inc.†	18,366	272,551

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Furnishings (continued)
Ethan Allen Interiors, Inc.	11,200	$ 292,656
Flexsteel Industries, Inc.	2,394	72,706
Hamilton Beach Brands Holding Co., Class A#	3,983	72,769
Hooker Furnishings Corp.	9,878	97,002
iRobot Corp.†	5,279	16,207
Lovesac Co.†	5,677	108,658
MillerKnoll, Inc.	31,246	527,120
Sleep Number Corp.#†	4,901	52,735
Sonos, Inc.†	51,913	533,666
Xperi, Inc.†	25,187	196,207
		2,420,296
Household Products/Wares — 0.3%
ACCO Brands Corp.	50,147	180,028
Central Garden & Pet Co.†	5,280	190,397
Central Garden & Pet Co., Class A†	19,651	628,243
Helen of Troy, Ltd.†	10,079	271,024
Quanex Building Products Corp.	22,452	375,622
WD-40 Co.	5,791	1,410,861
		3,056,175
Housewares — 0.0%
Lifetime Brands, Inc.	6,169	20,543
Insurance — 2.5%
Ambac Financial Group, Inc.†	19,351	151,518
American Coastal Insurance Corp.	10,274	110,959
AMERISAFE, Inc.	8,098	384,412
Baldwin Insurance Group, Inc.#†	29,201	1,125,115
Bowhead Specialty Holdings, Inc.†	7,794	290,716
CNO Financial Group, Inc.	42,422	1,610,339
Crawford & Co., Class A	6,451	67,026
Donegal Group, Inc., Class A	6,691	135,158
Enstar Group, Ltd.†	5,410	1,812,404
Essent Group, Ltd.	44,250	2,566,500
F&G Annuities & Life, Inc.	9,113	291,251
Fidelis Insurance Holdings, Ltd.	21,032	367,639
Genworth Financial, Inc.,†	163,195	1,150,525
GoHealth, Inc., Class A†	6,606	36,399
Goosehead Insurance, Inc., Class A	9,830	1,064,196
Greenlight Capital Re, Ltd., Class A†	11,548	166,753
Hamilton Insurance Group, Ltd., Class B†	17,613	383,259
HCI Group, Inc.	3,519	593,902
Heritage Insurance Holdings, Inc.†	9,718	237,799
Hippo Holdings, Inc.#†	10,180	239,841
Horace Mann Educators Corp.	17,480	759,156
Investors Title Co.	604	141,348
James River Group Holdings, Ltd.	15,940	92,771
Kestrel Group, Ltd.#†	3,929	99,833
Kingsway Financial Services, Inc.#†	11,126	143,080
Lemonade, Inc.#†	23,345	782,058
MBIA, Inc.#†	18,973	83,671
Mercury General Corp.	12,028	775,565
NI Holdings, Inc.†	7,069	93,876
NMI Holdings, Inc.†	34,062	1,352,943
Palomar Holdings, Inc.†	11,133	1,908,976
ProAssurance Corp.†	21,171	490,955
Roadzen, Inc.†	70,137	68,994
Root, Inc., Class A†	3,914	512,695
Safety Insurance Group, Inc.	6,735	553,213
Selective Insurance Group, Inc.	25,839	2,274,349
Selectquote, Inc.†	71,161	154,419
Skyward Specialty Insurance Group, Inc.†	15,791	1,000,360
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Stewart Information Services Corp.	11,996	$ 723,839
Tiptree, Inc.	12,650	280,577
Trupanion, Inc.†	15,035	709,502
United Fire Group, Inc.	8,919	253,746
Universal Insurance Holdings, Inc.	10,015	271,807
		26,313,444
Internet — 1.8%
1-800-Flowers.com, Inc., Class A#†	2,127	10,465
AudioEye, Inc.#†	3,509	42,880
Backblaze, Inc., Class A†	19,855	113,173
BARK, Inc.†	34,474	44,471
Beyond, Inc.†	17,027	109,143
Bumble, Inc., Class A#†	27,172	152,707
Cardlytics, Inc.#†	22,945	41,530
Cargurus, Inc.†	36,877	1,155,725
Cars.com, Inc.†	26,681	273,480
Cogent Communications Holdings, Inc.	18,780	858,434
Couchbase, Inc.†	17,504	316,297
Entravision Communications Corp., Class A	51,864	107,358
ePlus, Inc.†	11,708	835,600
Eventbrite, Inc., Class A†	30,649	72,332
EverQuote, Inc., Class A†	9,379	216,186
Figs, Inc., Class A†	47,148	205,094
fuboTV, Inc.†	138,733	507,763
Gambling.com Group, Ltd.†	3,615	42,621
Getty Images Holdings, Inc.†	31,743	56,503
Grindr, Inc.†	12,498	305,201
Groupon, Inc.#†	10,283	299,544
HealthStream, Inc.	11,586	324,640
Hims & Hers Health, Inc.#†	82,176	4,647,875
Lands' End, Inc.†	3,321	27,963
LifeMD, Inc.†	14,988	183,003
Liquidity Services, Inc.†	7,747	181,047
LiveOne, Inc.†	55,406	40,945
Magnite, Inc.†	56,207	919,546
MediaAlpha, Inc., Class A†	6,853	69,901
Nerdy, Inc.#†	16,098	27,528
Nextdoor Holdings, Inc.†	51,635	79,002
Open Lending Corp.†	52,509	93,991
Opendoor Technologies, Inc.†	272,382	177,648
OptimizeRx Corp.#†	4,775	57,968
Q2 Holdings, Inc.†	24,953	2,183,887
QuinStreet, Inc.†	21,468	327,816
RealReal, Inc.†	43,342	244,882
Revolve Group, Inc.†	16,232	334,379
Shutterstock, Inc.	10,342	190,810
Sprinklr, Inc., Class A†	48,967	413,281
Stitch Fix, Inc., Class A†	45,624	201,658
TrueCar, Inc.†	23,866	34,606
Tucows, Inc., Class A†	589	11,427
Upwork, Inc.†	54,439	843,260
Vivid Seats, Inc., Class A#†	28,198	43,989
Yelp, Inc.†	27,051	1,032,537
Ziff Davis, Inc.†	17,285	560,725
		19,020,821
Investment Companies — 0.8%
Bit Digital, Inc.#†	52,919	124,889
Cannae Holdings, Inc.	26,118	487,101
Cipher Mining, Inc.#†	93,056	290,335
Cleanspark, Inc.#†	117,975	1,018,124
Compass Diversified Holdings	30,542	205,242

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies (continued)
Core Scientific, Inc.†	74,135	$ 789,538
FTAI Infrastructure, Inc.	47,681	291,331
HA Sustainable Infrastructure Capital, Inc.	50,781	1,272,064
Hut 8 Corp.#†	35,727	545,551
MARA Holdings, Inc.#†	145,178	2,049,913
NewtekOne, Inc.	10,528	114,229
Riot Platforms, Inc.#†	132,215	1,066,975
Terawulf, Inc.#†	118,745	419,170
		8,674,462
Iron/Steel — 0.7%
Carpenter Technology Corp.	20,453	4,806,455
Commercial Metals Co.	48,230	2,247,036
Radius Recycling, Inc.	11,044	327,013
		7,380,504
Leisure Time — 0.5%
Acushnet Holdings Corp.#	10,888	742,997
Escalade, Inc.	6,164	91,474
Global Business Travel Group I#†	46,418	290,112
Johnson Outdoors, Inc., Class A#	2,225	60,498
Life Time Group Holdings, Inc.†	36,501	1,043,929
Lindblad Expeditions Holdings, Inc.†	20,263	212,762
Malibu Boats, Inc., Class A†	6,663	200,823
Marine Products Corp.	3,288	27,323
MasterCraft Boat Holdings, Inc.#†	4,750	80,798
OneSpaWorld Holdings, Ltd.	44,606	841,269
Peloton Interactive, Inc., Class A†	149,733	1,063,104
Sabre Corp.†	159,174	401,118
Topgolf Callaway Brands Corp.†	51,745	328,063
Xponential Fitness, Inc., Class A†	12,459	112,256
		5,496,526
Lodging — 0.1%
Hilton Grand Vacations, Inc.#†	30,241	1,154,299
Marcus Corp.	12,620	233,218
		1,387,517
Machinery-Construction & Mining — 0.6%
Argan, Inc.	5,386	1,132,676
Astec Industries, Inc.	10,456	410,816
Bloom Energy Corp., Class A†	85,449	1,578,243
Hyster-Yale, Inc.	5,986	240,398
Manitowoc Co., Inc.†	14,651	153,982
NANO Nuclear Energy, Inc.†	10,192	307,085
NuScale Power Corp.†	38,442	1,229,760
Terex Corp.	29,045	1,307,315
		6,360,275
Machinery-Diversified — 2.2%
Alamo Group, Inc.	4,545	900,092
Albany International Corp., Class A	13,651	901,922
Applied Industrial Technologies, Inc.	16,351	3,703,828
Cactus, Inc., Class A	28,335	1,161,735
Chart Industries, Inc.†	18,274	2,866,460
Columbus McKinnon Corp.	13,315	193,866
CSW Industrials, Inc.	7,121	2,177,531
DXP Enterprises, Inc.†	5,282	436,716
Eastman Kodak Co.#†	32,909	186,923
Gencor Industries, Inc.†	2,548	35,137
Gorman-Rupp Co.	7,346	268,129
GrafTech International, Ltd.#†	68,439	68,179
Ichor Holdings, Ltd.†	13,381	211,152
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Kadant, Inc.	4,900	$ 1,538,159
Lindsay Corp.	4,434	618,100
Mueller Water Products, Inc., Class A	66,433	1,629,601
Taylor Devices, Inc.#†	946	34,936
Tennant Co.	8,549	636,217
Thermon Group Holdings, Inc.†	14,209	368,581
Twin Disc, Inc.	11,747	85,166
Watts Water Technologies, Inc., Class A	11,646	2,819,729
Zurn Elkay Water Solutions Corp.	61,307	2,218,700
		23,060,859
Media — 0.4%
AMC Networks, Inc., Class A†	16,178	106,937
Cable One, Inc.	2,353	344,314
E.W. Scripps Co., Class A†	43,768	97,165
Gannett Co., Inc.†	72,907	258,091
Gray Media, Inc.	36,376	144,413
iHeartMedia, Inc., Class A†	54,488	71,379
Liberty Latin America, Ltd., Class A†	11,218	55,080
Liberty Latin America, Ltd., Class C†	45,209	226,045
Scholastic Corp.	12,390	213,975
Sinclair, Inc.	16,582	232,645
Sphere Entertainment Co.#†	11,551	435,473
TEGNA, Inc.	68,550	1,146,156
Thryv Holdings, Inc.†	18,381	244,467
Townsquare Media, Inc., Class A	5,592	38,585
Value Line, Inc.	1,009	39,543
WideOpenWest, Inc.†	27,999	117,876
		3,772,144
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	12,482	1,131,993
Eastern Co.	4,630	103,573
Helios Technologies, Inc.	14,707	445,916
Hillman Solutions Corp.†	81,080	587,019
Janus International Group, Inc.†	58,178	475,314
L.B. Foster Co., Class A†	4,895	92,466
Mayville Engineering Co., Inc.†	8,542	134,622
Metallus, Inc.†	17,142	216,503
Mueller Industries, Inc.	47,510	3,699,604
NN, Inc.#†	21,754	44,596
Olympic Steel, Inc.	5,371	159,250
Omega Flex, Inc.	401	13,121
Park-Ohio Holdings Corp.	6,342	116,059
Proto Labs, Inc.†	10,918	403,748
Ryerson Holding Corp.	13,280	275,693
Standex International Corp.	4,483	676,664
Tredegar Corp.†	10,119	84,797
Worthington Enterprises, Inc.	13,362	787,155
Worthington Steel, Inc.	15,006	373,649
Xometry, Inc., Class A†	19,631	650,768
		10,472,510
Mining — 0.9%
Caledonia Mining Corp. PLC	6,609	113,014
Centrus Energy Corp., Class A†	5,665	719,002
Century Aluminum Co.†	21,639	335,188
Coeur Mining, Inc.†	265,704	2,146,888
Compass Minerals International, Inc.†	11,052	212,309
Constellium SE†	51,460	624,724
Contango ORE, Inc.#†	860	16,701
Dakota Gold Corp.†	11,654	35,661
Encore Energy Corp.†	45,223	90,898
Energy Fuels, Inc.#†	67,219	328,701

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Hecla Mining Co.	254,023	$ 1,305,678
i-80 Gold Corp.†	56,734	28,543
Ivanhoe Electric, Inc.†	27,356	201,067
Kaiser Aluminum Corp.	6,704	486,643
Lifezone Metals, Ltd.†	7,176	28,632
MAC Copper, Ltd.†	17,323	210,648
Novagold Resources, Inc.†	91,387	327,166
Perpetua Resources Corp.†	17,236	239,753
Piedmont Lithium, Inc.#†	2,619	16,186
SSR Mining, Inc.†	81,907	968,960
United States Lime & Minerals, Inc.	4,899	503,519
Uranium Energy Corp.†	163,009	966,643
Ur-Energy, Inc.†	83,796	68,445
		9,974,969
Miscellaneous Manufacturing — 1.3%
AMMO, Inc.#†	25,583	37,095
Byrna Technologies, Inc.#†	6,558	174,836
Core Molding Technologies, Inc.†	6,348	105,821
Enpro, Inc.	8,927	1,652,745
Fabrinet†	15,505	3,610,650
Federal Signal Corp.	25,567	2,405,088
Hillenbrand, Inc.	30,382	593,664
JBT Marel Corp.	19,979	2,293,789
LSB Industries, Inc.#†	22,667	171,589
Materion Corp.	7,977	617,659
Myers Industries, Inc.	15,779	200,236
NL Industries, Inc.	9,256	67,476
Park Aerospace Corp.	9,097	124,174
Sight Sciences, Inc.†	7,019	25,900
Smith & Wesson Brands, Inc.#	23,398	222,749
Sturm Ruger & Co., Inc.	5,626	203,661
Trinity Industries, Inc.	35,902	924,118
		13,431,250
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	12,625	517,877
Office Furnishings — 0.2%
CompX International, Inc.	1,114	28,574
HNI Corp.	20,884	971,732
Interface, Inc.	26,432	531,019
Steelcase, Inc., Class A	43,367	447,114
Virco Mfg. Corp.	8,795	73,966
		2,052,405
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	49,455	241,835
Oil & Gas — 2.2%
Amplify Energy Corp.#†	17,799	51,083
Berry Corp.	50,746	121,283
BKV Corp.†	7,243	155,725
Borr Drilling, Ltd.#	123,616	216,328
California Resources Corp.	29,750	1,314,057
CNX Resources Corp.†	61,179	1,974,858
Comstock Resources, Inc.†	40,667	947,541
Crescent Energy Co., Class A	67,964	570,218
CVR Energy, Inc.#	14,524	339,716
Delek US Holdings, Inc.	26,608	512,204
Diversified Energy Co. PLC #	18,597	259,800
DLB Oil & Gas, Inc.†(1)	3,000	0
Evolution Petroleum Corp.	14,600	65,554
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Granite Ridge Resources, Inc.#	25,857	$ 145,316
Gulfport Energy Corp.†	5,398	1,033,717
Helmerich & Payne, Inc.	43,374	661,453
HighPeak Energy, Inc.#	2,096	20,729
Infinity Natural Resources, Inc., Class A†	3,501	58,397
Kosmos Energy, Ltd.†	195,343	324,269
Magnolia Oil & Gas Corp., Class A	73,628	1,583,002
Murphy Oil Corp.	59,932	1,254,377
Nabors Industries, Ltd.#†	3,392	87,548
Noble Corp. PLC	57,571	1,426,034
Northern Oil & Gas, Inc.	42,735	1,135,896
Par Pacific Holdings, Inc.†	23,118	499,118
Patterson-UTI Energy, Inc.	169,703	936,761
PBF Energy, Inc., Class A	44,681	851,173
PrimeEnergy Resources Corp.#†	181	34,951
Riley Exploration Permian, Inc.	6,619	169,844
Ring Energy, Inc.†	66,993	49,414
Sable Offshore Corp.†	19,776	569,153
SandRidge Energy, Inc.	18,453	181,024
Seadrill, Ltd.†	29,480	683,936
Sitio Royalties Corp., Class A	32,804	559,964
SM Energy Co.	49,622	1,162,147
Talos Energy, Inc.#†	53,632	431,201
Transocean, Ltd.†	282,391	703,154
VAALCO Energy, Inc.#	57,452	182,123
Valaris, Ltd.#†	26,209	985,983
Vital Energy, Inc.#†	10,787	160,511
Vitesse Energy, Inc.	13,000	272,090
W&T Offshore, Inc.#	15,932	23,579
		22,715,231
Oil & Gas Services — 1.1%
Archrock, Inc.	71,129	1,771,112
Aris Water Solutions, Inc., Class A	13,029	287,159
Atlas Energy Solutions, Inc.	34,305	416,806
Bristow Group, Inc.†	10,446	305,650
ChampionX Corp.	81,240	1,955,447
Core Laboratories, Inc.	23,599	253,689
DMC Global, Inc.†	6,588	42,558
DNOW, Inc.†	44,755	645,367
Expro Group Holdings NV†	41,524	345,480
Flowco Holdings, Inc., Class A	10,449	179,827
Forum Energy Technologies, Inc.†	2,358	34,757
Helix Energy Solutions Group, Inc.†	63,933	395,745
Innovex International, Inc.†	15,405	212,589
Kodiak Gas Services, Inc.	20,121	710,473
Liberty Energy, Inc.	69,788	808,843
Mammoth Energy Services, Inc.#†	3,695	9,755
Matrix Service Co.†	12,253	149,732
Natural Gas Services Group, Inc.†	3,727	89,336
NPK International, Inc.†	35,745	289,177
Oceaneering International, Inc.†	44,732	853,039
Oil States International, Inc.†	25,647	111,564
ProFrac Holding Corp., Class A#†	6,279	52,367
ProPetro Holding Corp.†	37,054	200,092
Ranger Energy Services, Inc., Class A	10,459	111,388
RPC, Inc.	44,890	199,312
SEACOR Marine Holdings, Inc.†	1,975	10,546
Select Water Solutions, Inc.	43,402	348,952
Solaris Energy Infrastructure, Inc.	13,606	373,213
TETRA Technologies, Inc.†	53,132	142,394
Tidewater, Inc.#†	20,226	803,174
		12,109,543

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.3%
Ardagh Metal Packaging SA	72,936	$ 284,451
Clearwater Paper Corp.†	6,406	184,429
Greif, Inc., Class A	11,268	626,501
Greif, Inc., Class B	2,049	123,452
Karat Packaging, Inc.	3,333	104,856
O-I Glass, Inc.†	68,448	897,353
Ranpak Holdings Corp.#†	25,254	84,096
TriMas Corp.	17,260	455,146
		2,760,284
Pharmaceuticals — 2.5%
AdaptHealth Corp.†	43,071	386,778
Aduro Biotech Holding, Inc. CVR†(1)	6,346	1,523
Agios Pharmaceuticals, Inc.†	24,027	771,026
Akebia Therapeutics, Inc.†	92,056	278,930
Alector, Inc.†	30,871	41,058
Alkermes PLC†	68,676	2,102,172
Amneal Pharmaceuticals, Inc.†	67,212	491,992
Amphastar Pharmaceuticals, Inc.†	16,304	419,176
Anika Therapeutics, Inc.†	3,849	42,916
Aquestive Therapeutics, Inc.#†	26,377	71,482
Arvinas, Inc.†	26,405	190,116
Avadel Pharmaceuticals PLC†	38,845	353,878
Biote Corp., Class A#†	7,897	27,324
Catalyst Pharmaceuticals, Inc.†	48,039	1,199,053
Coherus Biosciences, Inc.†	40,408	31,478
Collegium Pharmaceutical, Inc.†	13,636	397,353
Corbus Pharmaceuticals Holdings, Inc.#†	4,937	36,632
Corcept Therapeutics, Inc.†	34,375	2,666,125
CorMedix, Inc.†	27,821	337,747
Enanta Pharmaceuticals, Inc.†	7,552	44,783
Enliven Therapeutics, Inc.#†	15,417	273,960
Fennec Pharmaceuticals, Inc.†	1,719	13,958
Foghorn Therapeutics, Inc.†	10,737	43,807
Fulcrum Therapeutics, Inc.†	22,893	157,389
Guardian Pharmacy Services, Inc., Class A†	3,843	81,356
Gyre Therapeutics, Inc.#†	2,965	26,892
Harmony Biosciences Holdings, Inc.†	15,951	550,309
Harrow, Inc.†	12,651	355,620
Herbalife, Ltd.†	44,008	343,702
Heron Therapeutics, Inc.#†	46,200	86,856
Ironwood Pharmaceuticals, Inc.†	42,700	25,582
Jounce Therapeutics, Inc. CVR#†(1)	15,509	136
KalVista Pharmaceuticals, Inc.#†	15,722	185,520
Lyell Immunopharma, Inc.†	51,672	22,565
Madrigal Pharmaceuticals, Inc.†	7,642	2,103,537
MannKind Corp.†	114,489	475,129
Maze Therapeutics, Inc.†	3,756	37,598
MediWound, Ltd.#†	3,103	68,142
Mirum Pharmaceuticals, Inc.†	16,839	748,662
Nature's Sunshine Products, Inc.†	3,234	49,998
Neurogene, Inc.#†	5,055	85,985
Ocugen, Inc.†	122,988	102,830
Ocular Therapeutix, Inc.†	65,409	523,926
Option Care Health, Inc.†	72,941	2,383,712
ORIC Pharmaceuticals, Inc.#†	24,470	199,920
Owens & Minor, Inc.†	30,041	198,271
Pacira BioSciences, Inc.†	19,056	492,407
Phibro Animal Health Corp., Class A	8,682	212,014
Protagonist Therapeutics, Inc.†	25,248	1,198,523
Regulus Therapeutics, Inc.†	26,847	212,897
Rhythm Pharmaceuticals, Inc.†	23,275	1,427,456
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
SIGA Technologies, Inc.	19,398	$ 116,000
Skye Bioscience, Inc.#†	8,367	16,567
Spyre Therapeutics, Inc.†	16,311	249,232
Supernus Pharmaceuticals, Inc.†	21,498	681,487
Telomir Pharmaceuticals, Inc.†	10,618	20,652
Trevi Therapeutics, Inc.†	31,612	205,794
USANA Health Sciences, Inc.†	3,904	116,612
Vanda Pharmaceuticals, Inc.†	23,694	102,832
Vaxcyte, Inc.†	52,789	1,715,115
Voyager Therapeutics, Inc.†	19,304	52,893
Xeris Biopharma Holdings, Inc.†	61,274	302,694
Y-mAbs Therapeutics, Inc.†	14,991	68,959
		26,229,038
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	8,702	244,788
Golar LNG, Ltd.#	39,937	1,643,807
Kinetik Holdings, Inc.	15,678	698,298
NextDecade Corp.†	46,633	386,121
		2,973,014
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	10,619	154,613
P10, Inc., Class A	17,335	188,258
Patria Investments, Ltd., Class A	28,656	365,077
		707,948
Real Estate — 0.5%
American Realty Investors, Inc.†	999	14,256
Anywhere Real Estate, Inc.†	41,724	145,617
Compass, Inc., Class A†	159,654	943,555
eXp World Holdings, Inc.	39,479	336,361
FRP Holdings, Inc.†	3,730	101,157
Kennedy-Wilson Holdings, Inc.	48,847	311,155
Legacy Housing Corp.†	2,689	59,938
Marcus & Millichap, Inc.	11,328	326,360
Maui Land & Pineapple Co., Inc.#†	1,453	23,074
McGrath RentCorp	10,453	1,174,708
Newmark Group, Inc., Class A	59,080	650,471
RE/MAX Holdings, Inc., Class A†	7,608	57,440
Real Brokerage, Inc.†	44,849	184,778
Redfin Corp.†	51,736	516,843
RMR Group, Inc., Class A	9,697	146,425
Sky Harbour Group Corp.†	4,730	48,719
St. Joe Co.	13,853	619,367
Stratus Properties, Inc.#†	1,691	30,692
Transcontinental Realty Investors, Inc.†	1,825	71,777
		5,762,693
REITS — 6.2%
Acadia Realty Trust	49,815	959,437
Advanced Flower Capital, Inc.#	16,621	82,440
AG Mtg. Investment Trust, Inc.	12,237	85,170
Alexander & Baldwin, Inc.	33,224	595,042
Alexander's, Inc.	1,133	255,140
Alpine Income Property Trust, Inc.	8,331	127,631
American Assets Trust, Inc.	20,373	406,238
American Healthcare REIT, Inc.	64,459	2,252,197
Angel Oak Mtg. REIT, Inc.	5,051	46,015
Apartment Investment & Management Co., Class A	51,552	411,385
Apollo Commercial Real Estate Finance, Inc.	62,851	617,825
Apple Hospitality REIT, Inc.	96,920	1,123,303
Ares Commercial Real Estate Corp.#	22,709	104,688
Armada Hoffler Properties, Inc.	33,519	233,292

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
ARMOUR Residential REIT, Inc.	26,346	$ 427,069
Blackstone Mtg. Trust, Inc., Class A	74,760	1,412,216
Braemar Hotels & Resorts, Inc.	30,478	69,490
Brandywine Realty Trust	82,459	348,802
BrightSpire Capital, Inc.	54,916	277,875
Broadstone Net Lease, Inc.	81,451	1,295,885
BRT Apartments Corp.	5,627	88,682
CareTrust REIT, Inc.	79,910	2,298,212
CBL & Associates Properties, Inc.	11,116	280,234
Centerspace	7,522	479,527
Chatham Lodging Trust	26,904	191,825
Chimera Investment Corp.	34,243	451,323
Claros Mtg. Trust, Inc.	45,427	116,747
Clipper Realty, Inc.	6,219	23,632
Community Healthcare Trust, Inc.	14,284	233,401
COPT Defense Properties	48,635	1,335,031
CTO Realty Growth, Inc.#	14,688	270,553
Curbline Properties Corp.	37,405	848,719
DiamondRock Hospitality Co.	90,898	694,461
Diversified Healthcare Trust	89,830	281,168
Dynex Capital, Inc.#	38,929	468,705
Easterly Government Properties, Inc.	16,935	367,998
Ellington Financial, Inc.#	40,320	506,822
Elme Communities	39,700	637,582
Empire State Realty Trust, Inc., Class A	49,894	382,188
Essential Properties Realty Trust, Inc.	74,456	2,419,820
Farmland Partners, Inc.#	23,094	261,424
Four Corners Property Trust, Inc.	41,852	1,155,534
Franklin BSP Realty Trust, Inc.	38,290	422,339
Franklin Street Properties Corp.	36,151	65,795
FrontView REIT, Inc.	2,100	24,171
Getty Realty Corp.	22,733	665,168
Gladstone Commercial Corp.	20,765	297,978
Gladstone Land Corp.#	9,035	89,311
Global Medical REIT, Inc.	32,017	203,628
Global Net Lease, Inc.	89,892	697,562
Granite Point Mtg. Trust, Inc.#	20,953	54,268
Hudson Pacific Properties, Inc.	75,492	140,415
Independence Realty Trust, Inc.	95,862	1,782,075
Industrial Logistics Properties Trust	8,807	28,975
Innovative Industrial Properties, Inc.	12,618	696,766
InvenTrust Properties Corp.	33,966	954,105
Invesco Mtg. Capital, Inc.#	32,087	236,802
Kite Realty Group Trust	92,008	2,035,217
KKR Real Estate Finance Trust, Inc.	29,886	266,882
Ladder Capital Corp.	51,923	546,230
LTC Properties, Inc.	19,954	706,172
LXP Industrial Trust	123,571	1,060,239
Macerich Co.	107,010	1,731,422
MFA Financial, Inc.	47,645	443,098
National Health Investors, Inc.	18,842	1,366,233
NET Lease Office Properties†	7,764	242,314
NETSTREIT Corp.	30,983	498,826
New York Mtg. Trust, Inc.	36,203	236,406
NexPoint Diversified Real Estate Trust#	13,442	55,919
Nexpoint Real Estate Finance, Inc.#	5,348	78,990
NexPoint Residential Trust, Inc.	8,323	282,982
One Liberty Properties, Inc.	6,748	165,191
Orchid Island Capital, Inc.#	39,357	268,808
Orion Office REIT, Inc.#	32,670	62,400
Outfront Media, Inc.	63,261	1,045,072
Paramount Group, Inc.	84,925	513,796
Security Description	Shares or Principal Amount	Value

REITS (continued)
Peakstone Realty Trust	18,374	$ 227,654
Pebblebrook Hotel Trust	44,356	407,188
PennyMac Mtg. Investment Trust	40,089	492,293
Phillips Edison & Co., Inc.	52,120	1,848,175
Piedmont Office Realty Trust, Inc., Class A	58,438	416,079
Plymouth Industrial REIT, Inc.	17,049	276,194
Postal Realty Trust, Inc., Class A	8,801	121,806
PotlatchDeltic Corp.	33,916	1,334,255
Ready Capital Corp.#	75,154	335,938
Redwood Trust, Inc.	62,785	342,178
RLJ Lodging Trust	69,282	505,759
Ryman Hospitality Properties, Inc.	24,831	2,411,338
Sabra Health Care REIT, Inc.	100,504	1,756,810
Safehold, Inc.	24,730	372,681
Saul Centers, Inc.	4,114	138,560
Service Properties Trust	83,088	192,764
Seven Hills Realty Trust#	5,436	64,090
SITE Centers Corp.	23,802	283,720
SL Green Realty Corp.	30,491	1,730,974
Strawberry Fields REIT, Inc.	4,804	49,001
Summit Hotel Properties, Inc.	44,618	195,427
Sunrise Realty Trust, Inc.	6,585	70,723
Sunstone Hotel Investors, Inc.	89,265	799,814
Tanger, Inc.	46,373	1,381,915
Terreno Realty Corp.	42,070	2,373,589
TPG RE Finance Trust, Inc.	31,504	241,951
Two Harbors Investment Corp.	47,275	500,642
UMH Properties, Inc.	29,778	499,973
Uniti Group, Inc.	111,211	478,207
Universal Health Realty Income Trust	6,608	262,404
Urban Edge Properties	53,544	972,359
Veris Residential, Inc.	29,603	449,966
Whitestone REIT	23,102	284,617
Xenia Hotels & Resorts, Inc.	46,974	574,492
		65,283,819
Retail — 3.7%
Abercrombie & Fitch Co., Class A†	21,079	1,654,491
Academy Sports & Outdoors, Inc.	29,529	1,208,031
American Eagle Outfitters, Inc.	78,169	856,732
America's Car-Mart, Inc.†	3,602	179,236
Arko Corp.#	28,987	124,064
Asbury Automotive Group, Inc.†	8,364	1,906,239
Biglari Holdings, Inc., Class B#†	259	64,009
BJ's Restaurants, Inc.†	8,880	396,137
Blink Charging Co.†	25,412	17,865
Bloomin' Brands, Inc.	36,345	277,312
BlueLinx Holdings, Inc.†	4,061	271,762
Boot Barn Holdings, Inc.†	12,581	2,016,860
Brinker International, Inc.†	18,737	3,234,568
Buckle, Inc.	12,553	534,883
Build-A-Bear Workshop, Inc.	5,321	271,584
Caleres, Inc.#	16,707	224,709
Camping World Holdings, Inc., Class A	20,614	335,184
Cheesecake Factory, Inc.#	21,034	1,160,446
Citi Trends, Inc.†	1,468	38,873
Clean Energy Fuels Corp.†	46,020	82,376
Cracker Barrel Old Country Store, Inc.#	10,247	588,588
Dave & Buster's Entertainment, Inc.#†	14,135	310,405
Denny's Corp.†	14,585	55,715
Designer Brands, Inc., Class A#	14,505	51,493
Destination XL Group, Inc.†	26,557	30,009
Dine Brands Global, Inc.	6,387	153,671

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
El Pollo Loco Holdings, Inc.†	15,422	$ 161,931
EVgo, Inc.†	44,894	177,331
First Watch Restaurant Group, Inc.#†	14,784	228,265
FirstCash Holdings, Inc.	16,292	2,083,910
Foot Locker, Inc.#†	35,469	842,743
Genesco, Inc.†	4,786	104,000
GMS, Inc.†	16,875	1,277,944
Group 1 Automotive, Inc.	5,571	2,361,658
GrowGeneration Corp.#†	17,310	18,695
Haverty Furniture Cos., Inc.	6,238	130,748
J. Jill, Inc.	3,502	56,032
Jack in the Box, Inc.#	7,942	150,620
Kura Sushi USA, Inc., Class A†	2,728	180,212
La-Z-Boy, Inc.	18,589	778,693
Leslie's, Inc.†	25,087	18,908
MarineMax, Inc.†	9,608	203,690
Movado Group, Inc.	6,417	103,955
National Vision Holdings, Inc.†	31,588	625,758
Nu Skin Enterprises, Inc., Class A	22,066	190,430
ODP Corp.†	12,463	205,016
OneWater Marine, Inc., Class A#†	1,725	25,478
Papa John's International, Inc.	13,894	628,703
Patrick Industries, Inc.#	14,077	1,208,651
PC Connection, Inc.	4,923	321,964
Petco Health & Wellness Co., Inc.#†	26,667	97,868
Portillo's, Inc., Class A†	22,684	272,208
Potbelly Corp.#†	11,877	126,728
PriceSmart, Inc.	10,661	1,151,175
Sally Beauty Holdings, Inc.†	46,556	405,503
Savers Value Village, Inc.†	5,890	59,018
Shake Shack, Inc., Class A†	16,166	2,098,185
Shoe Carnival, Inc.#	10,121	194,526
Signet Jewelers, Ltd.#	17,882	1,190,405
Sonic Automotive, Inc., Class A	6,940	485,314
Sweetgreen, Inc., Class A#†	42,948	576,362
Tile Shop Holdings, Inc.†	8,078	51,457
Urban Outfitters, Inc.†	26,648	1,862,695
Vera Bradley, Inc.†	4,990	10,080
Victoria's Secret & Co.†	34,130	723,897
Warby Parker, Inc., Class A†	39,461	835,389
Winmark Corp.	1,080	458,806
Zumiez, Inc.†	4,922	61,476
		38,791,669
Savings & Loans — 0.8%
Axos Financial, Inc.†	22,715	1,579,601
Banc of California, Inc.	57,772	792,632
Brookline Bancorp, Inc.	36,672	378,822
Capitol Federal Financial, Inc.	51,568	294,453
Essa Bancorp, Inc.	3,564	65,542
Flagstar Financial, Inc.	109,545	1,261,958
Flushing Financial Corp.	13,560	163,127
FS Bancorp, Inc.	4,032	154,869
Greene County Bancorp, Inc.	2,976	64,549
Hingham Institution for Savings	844	204,594
Home Bancorp, Inc.	3,907	196,913
HomeTrust Bancshares, Inc.	6,265	226,104
Northfield Bancorp, Inc.	16,204	189,263
Northwest Bancshares, Inc.	52,968	650,447
OceanFirst Financial Corp.	26,836	451,113
Pacific Premier Bancorp, Inc.	39,831	844,417
Southern Missouri Bancorp, Inc.	4,868	256,349
Security Description	Shares or Principal Amount	Value

Savings & Loans (continued)
Timberland Bancorp, Inc.	4,777	$ 145,364
WaterStone Financial, Inc.	6,838	88,347
		8,008,464
Semiconductors — 1.7%
ACM Research, Inc., Class A#†	21,798	491,545
Aehr Test Systems†	9,914	94,580
Alpha & Omega Semiconductor, Ltd.†	11,192	237,494
Ambarella, Inc.†	16,398	863,191
Arteris, Inc.†	15,424	119,844
Axcelis Technologies, Inc.†	13,459	758,280
CEVA, Inc.†	9,797	183,792
Cohu, Inc.†	16,668	284,523
Diodes, Inc.†	18,524	822,466
FormFactor, Inc.†	32,915	982,513
Impinj, Inc.†	9,750	1,112,377
Kulicke & Soffa Industries, Inc.	23,223	746,619
MaxLinear, Inc.†	32,013	364,628
Navitas Semiconductor Corp.†	40,887	208,524
Ouster, Inc.†	20,056	245,285
Penguin Solutions, Inc.†	23,950	425,352
Photronics, Inc.†	26,860	448,831
Power Integrations, Inc.	24,062	1,196,603
QuickLogic Corp.#†	1,818	9,417
Rambus, Inc.†	45,426	2,428,928
Richardson Electronics, Ltd.#	6,368	56,994
Semtech Corp.†	31,453	1,174,140
Silicon Laboratories, Inc.†	13,627	1,642,462
SiTime Corp.†	7,939	1,556,600
SkyWater Technology, Inc.#†	8,499	76,831
Synaptics, Inc.†	16,831	988,990
Ultra Clean Holdings, Inc.†	17,795	344,689
Veeco Instruments, Inc.†	20,605	397,882
Vishay Precision Group, Inc.#†	5,662	145,627
		18,409,007
Software — 5.4%
8x8, Inc.†	38,524	63,179
ACI Worldwide, Inc.†	44,764	2,070,783
ACV Auctions, Inc., Class A†	62,908	1,030,433
Adeia, Inc.	49,123	630,739
Agilysys, Inc.†	9,243	978,926
Airship AI Holdings, Inc.†	4,722	24,318
Alignment Healthcare, Inc.†	43,780	672,899
Alkami Technology, Inc.†	27,012	773,624
Amplitude, Inc., Class A†	33,209	411,460
Appian Corp., Class A†	17,554	552,951
Asana, Inc., Class A†	34,975	626,402
Asure Software, Inc.†	14,469	140,349
AvePoint, Inc.†	54,757	1,021,218
AvidXchange Holdings, Inc.†	73,885	723,334
Bandwidth, Inc., Class A†	14,104	197,738
BigBear.ai Holdings, Inc.#†	50,688	210,862
BigCommerce Holdings, Inc., Series 1†	28,730	144,799
Blackbaud, Inc.†	16,734	1,041,357
BlackLine, Inc.†	24,808	1,387,512
Blend Labs, Inc., Class A†	107,960	395,134
Box, Inc., Class A†	58,549	2,214,323
Braze, Inc., Class A†	28,955	1,065,544
C3.ai, Inc., Class A†	47,806	1,271,162
Cerence, Inc.†	19,045	162,073
Clear Secure, Inc., Class A	37,548	929,313
Clearwater Analytics Holdings, Inc., Class A†	82,420	1,903,902

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Climb Global Solutions, Inc.	1,979	$ 218,036
Commvault Systems, Inc.†	18,214	3,335,894
Consensus Cloud Solutions, Inc.†	7,663	168,356
CS Disco, Inc.†	15,144	59,667
CSG Systems International, Inc.	12,835	847,880
Daily Journal Corp.†	529	222,937
Definitive Healthcare Corp.#†	24,429	80,860
Digi International, Inc.†	15,495	502,193
Digimarc Corp.#†	7,357	96,230
Digital Turbine, Inc.†	45,578	215,128
DigitalOcean Holdings, Inc.#†	28,568	808,474
Domo, Inc., Class B†	15,296	194,259
Donnelley Financial Solutions, Inc.†	11,933	650,110
E2open Parent Holdings, Inc.†	89,557	287,478
eGain Corp.†	5,995	32,313
EverCommerce, Inc.#†	11,076	110,871
Evolent Health, Inc., Class A†	46,984	350,031
Fastly, Inc., Class A#†	59,705	434,652
Freshworks, Inc., Class A†	89,392	1,365,016
GigaCloud Technology, Inc., Class A†	9,753	171,263
Health Catalyst, Inc.†	26,035	98,933
I3 Verticals, Inc., Class A†	10,127	250,238
IBEX Holdings, Ltd.†	3,638	104,738
Ibotta, Inc., Class A#†	5,810	290,442
Immersion Corp.	19,297	145,113
Innodata, Inc.†	12,007	473,916
Inspired Entertainment, Inc.†	9,325	72,922
Intapp, Inc.†	23,058	1,270,957
IonQ, Inc.†	86,071	3,472,104
Jamf Holding Corp.†	35,220	369,810
Kaltura, Inc.†	46,580	98,750
Life360, Inc.†	4,472	284,196
LiveRamp Holdings, Inc.†	27,519	896,569
MeridianLink, Inc.†	16,490	275,218
N-able, Inc.†	32,832	255,761
Olo, Inc., Class A†	45,169	393,422
ON24, Inc.†	16,569	94,278
Outbrain, Inc.†	16,460	42,467
Pagaya Technologies, Ltd., Class A#†	16,066	264,125
PagerDuty, Inc.†	37,709	537,730
PDF Solutions, Inc.†	10,357	183,319
Phreesia, Inc.†	24,964	611,368
Planet Labs PBC†	98,561	378,474
Playstudios, Inc.†	50,568	67,761
Porch Group, Inc.†	36,883	336,373
Privia Health Group, Inc.†	43,862	998,299
Progress Software Corp.	18,319	1,127,718
PROS Holdings, Inc.†	20,668	363,550
PubMatic, Inc., Class A†	20,269	237,147
Rackspace Technology, Inc.†	53,542	61,038
Red Violet, Inc.	4,690	227,746
ReposiTrak, Inc.#	4,895	106,809
Sapiens International Corp. NV	14,245	408,832
Schrodinger, Inc.†	23,349	504,805
SEMrush Holdings, Inc., Class A†	15,143	149,007
Silvaco Group, Inc.#†	3,366	15,585
Simulations Plus, Inc.	5,985	190,592
SoundHound AI, Inc., Class A#†	139,649	1,411,851
Sprout Social, Inc., Class A†	22,302	486,853
SPS Commerce, Inc.†	15,483	2,179,387
Talkspace, Inc.†	52,345	166,981
Verint Systems, Inc.†	28,054	492,067
Security Description	Shares or Principal Amount	Value

Software (continued)
Vertex, Inc., Class A#†	23,337	$ 923,445
Viant Technology, Inc., Class A†	8,520	117,491
Vimeo, Inc.†	64,698	282,083
Waystar Holding Corp.†	38,868	1,553,943
Weave Communications, Inc.†	21,322	205,757
WM Technology, Inc.†	47,995	49,915
Workiva, Inc.†	21,901	1,473,718
Yext, Inc.†	45,242	303,574
Zeta Global Holdings Corp., Class A†	75,802	996,038
Zspace, Inc.†	1,745	7,669
		57,106,866
Telecommunications — 2.0%
A10 Networks, Inc.	32,400	559,224
ADTRAN Holdings, Inc.†	33,479	268,836
Anterix, Inc.†	3,103	82,509
Applied Digital Corp.#†	90,321	616,892
AST SpaceMobile, Inc.#†	56,950	1,313,836
ATN International, Inc.	4,216	59,909
Aviat Networks, Inc.†	4,527	97,104
BlackSky Technology, Inc.#†	9,973	111,598
Calix, Inc.†	25,813	1,193,593
Clearfield, Inc.#†	5,551	205,998
CommScope Holding Co., Inc.†	93,047	562,004
Credo Technology Group Holding, Ltd.†	60,298	3,675,766
DigitalBridge Group, Inc.	67,582	747,457
EchoStar Corp., Class A†	51,753	917,581
Extreme Networks, Inc.†	55,068	862,916
Globalstar, Inc.†	19,275	355,816
Gogo, Inc.#†	21,167	224,582
Harmonic, Inc.†	46,208	416,796
IDT Corp., Class B	5,418	333,695
InterDigital, Inc.	10,715	2,327,941
Lumen Technologies, Inc.†	430,312	1,686,823
NETGEAR, Inc.†	11,852	347,619
Ooma, Inc.†	10,528	143,707
Powerfleet, Inc.#†	45,621	207,576
Preformed Line Products Co.	1,110	158,330
Ribbon Communications, Inc.†	40,970	138,479
Shenandoah Telecommunications Co.	16,444	206,865
Spok Holdings, Inc.	9,824	159,149
Telephone & Data Systems, Inc.	41,972	1,442,158
Viasat, Inc.#†	51,804	452,249
Viavi Solutions, Inc.†	93,396	850,838
		20,727,846
Textiles — 0.1%
UniFirst Corp.	6,532	1,231,674
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	12,550	52,584
JAKKS Pacific, Inc.	5,521	111,138
		163,722
Transportation — 1.2%
ArcBest Corp.	10,616	665,517
Ardmore Shipping Corp.#	21,175	203,492
Costamare Bulkers Holdings, Ltd.†	4,624	43,281
Costamare, Inc.	23,122	198,156
Covenant Logistics Group, Inc.	6,881	156,199
CryoPort, Inc.†	19,537	117,417
DHT Holdings, Inc.	58,049	672,207

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Dorian LPG, Ltd.	14,229	$ 304,643
FLEX LNG, Ltd.#	11,409	272,675
Forward Air Corp.#†	12,185	204,464
Genco Shipping & Trading, Ltd.#	21,306	282,091
Golden Ocean Group, Ltd.	56,809	437,429
Heartland Express, Inc.	19,824	177,425
Himalaya Shipping, Ltd.#	12,646	75,623
Hub Group, Inc., Class A	26,409	890,247
International Seaways, Inc.#	18,267	676,792
Marten Transport, Ltd.	24,691	321,971
Matson, Inc.	14,086	1,589,605
Nordic American Tankers, Ltd.#	89,938	238,336
PAMT Corp.†	5,130	64,433
Pangaea Logistics Solutions, Ltd.#	15,422	69,399
Proficient Auto Logistics, Inc.†	9,715	78,303
Radiant Logistics, Inc.†	22,899	136,020
RXO, Inc.#†	69,885	1,085,314
Safe Bulkers, Inc.	25,674	97,561
Scorpio Tankers, Inc.	19,664	781,447
SFL Corp., Ltd.	53,912	462,565
Teekay Corp., Ltd.	25,538	215,796
Teekay Tankers, Ltd., Class A	10,047	443,977
Universal Logistics Holdings, Inc.#	4,727	113,732
Werner Enterprises, Inc.	27,398	710,978
World Kinect Corp.	25,735	704,882
		12,491,977
Trucking & Leasing — 0.3%
GATX Corp.	15,174	2,416,308
Greenbrier Cos., Inc.	13,895	626,247
Willis Lease Finance Corp.	1,359	182,568
		3,225,123
Water — 0.4%
American States Water Co.	16,090	1,269,018
California Water Service Group	25,340	1,197,315
Consolidated Water Co., Ltd.	4,193	113,337
Global Water Resources, Inc.	935	9,490
Middlesex Water Co.	6,974	404,143
SJW Group	13,476	707,221
York Water Co.	4,561	148,962
		3,849,486
Total Long-Term Investment Securities (cost $879,053,388)		1,019,883,930
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.9%
Unaffiliated Investment Companies — 5.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(2)	33,001,727	$ 33,001,727
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(2)(3)	29,085,892	29,085,892
Total Short-Term Investments (cost $62,087,619)		62,087,619
TOTAL INVESTMENTS (cost $941,141,007)(4)	102.6%	1,081,971,549
Other assets less liabilities	(2.6)	(26,985,667)
NET ASSETS	100.0%	$1,054,985,882
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2025.
(3)	At May 31, 2025, the Fund had loaned securities with a total value of $64,029,082. This was secured by collateral of $29,085,892, which was received in cash and subsequently invested in short-term investments currently valued at $29,085,892 as reported in the Portfolio of Investments. Additional collateral of $37,984,038 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$99,663
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	644,123
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	49,454
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	271,259
United States Treasury Bills	0.00%	11/28/2025	636
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	36,918,903
(4)	See Note 4 for cost of investments on a tax basis.
CVR—Contingent Value Rights

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Banks
HSBC Holdings	Bank of Hawaii Corp.	369	4.73%	Monthly	02/09/2028	$ 24,870	$ (328)	$ (328)
BNP Paribas	Central Pacific Financial Corp.	11,342	4.53	Monthly	05/24/2027	303,339	(508)	(508)
HSBC Holdings	Cathay General Bancorp	28,852	4.73	Monthly	02/09/2028	1,260,959	(24,507)	(24,507)
BNP Paribas	First BanCorp	68,817	4.53	Monthly	05/24/2027	1,401,534	(26,570)	(26,570)
Bank of America Merrill Lynch	Fulton Financial Corp.	77,197	4.73	Monthly	02/16/2028	1,334,636	(2,988)	(2,988)
Bank of America Merrill Lynch	Pathward Financial, Inc.	7,229	4.73	Monthly	02/16/2028	565,149	(925)	(925)
BNP Paribas	Independent Bank Corp.	8,476	4.53	Monthly	05/24/2027	269,732	(2,483)	(2,483)
Goldman Sachs and Co. LLC	Preferred Bank	5,197	4.33	Monthly	08/18/2026	432,651	1,870	1,870
Goldman Sachs and Co. LLC	Hanmi Financial Corp.	294	4.33	Monthly	08/18/2026	6,783	(45)	(45)
HSBC Holdings	OFG Bancorp	19,083	4.73	Monthly	02/09/2028	798,072	(12,997)	(12,997)

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
HSBC Holdings	Atlantic Union Bankshares Corp.	1,260	4.73%	Monthly	02/09/2028	$ 37,110	$ 715	$ 715
HSBC Holdings	Cadence Bank	77,450	4.73	Monthly	02/09/2028	2,369,207	(22,472)	(22,472)
							(91,238)	(91,238)
Savings & Loans
JPMorgan Securities, LLC	Provident Financial Services, Inc.	53,528	4.53	Monthly	02/09/2026	899,645	(5,727)	(5,727)
HSBC Holdings	Berkshire Hills Bancorp, Inc.	18,253	4.73	Monthly	02/09/2028	461,582	(9,638)	(9,638)
HSBC Holdings	WSFS Financial Corp.	24,880	4.73	Monthly	02/09/2028	1,322,024	(6,120)	(6,120)
BNP Paribas	WaFd, Inc.	34,370	4.53	Monthly	05/24/2027	988,861	(12,066)	(12,066)
							(33,551)	(33,551)
Office/Business Equipment
BNP Paribas	Pitney Bowes, Inc.	69,816	4.53	Monthly	05/24/2027	635,877	83,228	83,228
Diversified Financial Services
HSBC Holdings	Bread Financial Holdings, Inc.	21,140	4.73	Monthly	02/09/2028	1,084,440	(1,226)	(1,226)
BNP Paribas	Moelis & Co., Class A	30,045	4.53	Monthly	05/24/2027	1,705,853	10,017	10,017
							8,791	8,791
REITS
BNP Paribas	Arbor Realty Trust, Inc.	78,293	4.53	Monthly	05/24/2027	711,561	38,485	38,485
HSBC Holdings	Douglas Emmett, Inc.	68,657	4.73	Monthly	02/09/2028	971,359	5,630	5,630
Bank of America Merrill Lynch	JBG SMITH Properties	34,699	4.73	Monthly	02/16/2028	598,332	(4,979)	(4,979)
							39,136	39,136
Insurance
Goldman Sachs and Co. LLC	Genworth Financial, Inc.,	16,888	4.33	Monthly	08/18/2026	117,675	1,385	1,385
HSBC Holdings	Employers Holdings, Inc.	10,501	4.73	Monthly	02/09/2028	511,062	22	22
HSBC Holdings	SiriusPoint, Ltd.	39,971	4.73	Monthly	02/09/2028	772,621	10,410	10,410
JPMorgan Securities, LLC	Jackson Financial, Inc., Class A	31,095	4.53	Monthly	02/09/2026	2,530,760	16,232	16,232
							28,049	28,049
Energy-Alternate Sources
HSBC Holdings	Green Plains, Inc.	27,089	4.73	Monthly	02/09/2028	118,596	(5,906)	(5,906)
Commercial Services
BNP Paribas	Perdoceo Education Corp.	27,854	4.53	Monthly	05/24/2027	862,176	85,974	85,974
HSBC Holdings	Payoneer Global, Inc.	2,648	4.73	Monthly	02/09/2028	18,292	(259)	(259)
							85,715	85,715
							$114,224	$114,224
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
117	Long	E-Mini Russell 2000 Index	June 2025	$12,203,969	$12,099,555	$(104,414)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$74,283,081	$—	$33,836	$74,316,917
Oil & Gas	22,715,231	—	0	22,715,231
Pharmaceuticals	26,227,379	—	1,659	26,229,038
Other Industries	896,622,744	—	—	896,622,744
Short-Term Investments	62,087,619	—	—	62,087,619
Total Investments at Value	$1,081,936,054	$—	$35,495	$1,081,971,549
Other Financial Instruments:†
Swaps	$—	$253,968	$—	$253,968
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$139,744	$—	$139,744
Futures Contracts	104,414	—	—	104,414
Total Other Financial Instruments	$104,414	$139,744	$—	$244,158
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Apparel — 1.4%
Crocs, Inc.†	5,870	$ 598,740
Levi Strauss & Co., Class A	53,485	927,965
Steven Madden, Ltd.#	39,705	978,728
		2,505,433
Auto Parts & Equipment — 1.4%
Douglas Dynamics, Inc.	74,737	2,054,520
Holley, Inc.#†	239,327	464,295
		2,518,815
Banks — 11.4%
Associated Banc-Corp.	62,057	1,437,861
BOK Financial Corp.	8,987	848,552
Hancock Whitney Corp.	63,509	3,472,037
Old National Bancorp	74,755	1,559,389
Renasant Corp.#	57,733	2,023,542
SouthState Corp.	35,266	3,096,355
UMB Financial Corp.	56,139	5,789,054
Webster Financial Corp.	30,380	1,563,962
		19,790,752
Beverages — 0.9%
Primo Brands Corp.	46,632	1,542,120
Building Materials — 5.9%
Eagle Materials, Inc.	21,212	4,289,279
Simpson Manufacturing Co., Inc.	9,527	1,483,354
Titan America SA	66,354	948,862
UFP Industries, Inc.	35,789	3,491,575
		10,213,070
Chemicals — 9.3%
Avient Corp.	108,744	3,928,921
Ecovyst, Inc.#†	151,949	1,132,020
Innospec, Inc.	62,157	5,288,317
Mativ Holdings, Inc.	127,792	730,970
Minerals Technologies, Inc.	14,982	850,678
NewMarket Corp.	5,194	3,345,248
Quaker Chemical Corp.#	8,463	917,728
		16,193,882
Coal — 0.2%
Core Natural Resources, Inc.	4,534	314,206
Commercial Services — 4.9%
Alight, Inc., Class A	107,650	587,769
CBIZ, Inc.†	12,417	897,004
Custom Truck One Source, Inc.#†	131,265	564,439
Ennis, Inc.	51,724	965,687
Euronet Worldwide, Inc.†	12,815	1,387,608
Korn Ferry	44,359	3,016,856
Matthews International Corp., Class A	29,206	626,469
WillScot Holdings Corp.	13,825	372,584
		8,418,416
Computers — 2.7%
Diebold Nixdorf, Inc.#†	23,371	1,125,781
Insight Enterprises, Inc.†	3,070	400,297
Kyndryl Holdings, Inc.†	57,249	2,235,001
Maximus, Inc.	13,955	1,011,877
		4,772,956
Cosmetics/Personal Care — 2.8%
Edgewell Personal Care Co.	17,691	488,625
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Perrigo Co. PLC	34,945	$ 935,478
Prestige Consumer Healthcare, Inc.†	39,683	3,399,643
		4,823,746
Distribution/Wholesale — 0.3%
VSE Corp.#	4,066	528,946
Diversified Financial Services — 1.7%
Air Lease Corp.	32,224	1,856,425
GlassBridge Enterprises, Inc.#†	292	7,300
Marex Group PLC	18,993	819,738
Westwood Holdings Group, Inc.	18,724	276,928
		2,960,391
Electrical Components & Equipment — 2.6%
Belden, Inc.	31,191	3,312,484
Novanta, Inc.†	10,322	1,278,070
		4,590,554
Electronics — 2.3%
Atkore, Inc.	23,040	1,499,904
Atmus Filtration Technologies, Inc.	34,887	1,256,630
Ingram Micro Holding Corp.	29,958	573,096
Knowles Corp.†	37,148	609,599
		3,939,229
Entertainment — 1.1%
Genius Sports, Ltd.†	63,676	610,653
Pursuit Attractions & Hospitality, Inc.†	46,169	1,287,653
		1,898,306
Food — 5.2%
J&J Snack Foods Corp.	44,072	5,075,772
Nomad Foods, Ltd.	152,376	2,666,580
Tootsie Roll Industries, Inc.#	37,054	1,320,975
		9,063,327
Gas — 0.6%
MDU Resources Group, Inc.	63,779	1,096,361
Hand/Machine Tools — 3.2%
Franklin Electric Co., Inc.	64,407	5,564,121
Healthcare-Products — 1.9%
Azenta, Inc.†	23,738	634,279
CONMED Corp.#	7,844	445,147
Haemonetics Corp.#†	23,423	1,585,971
Varex Imaging Corp.†	85,538	656,077
		3,321,474
Healthcare-Services — 0.6%
Ardent Health Partners LLC#†	25,773	373,193
Charles River Laboratories International, Inc.†	4,466	605,724
		978,917
Household Products/Wares — 4.0%
ACCO Brands Corp.	204,461	734,015
Central Garden & Pet Co.†	36,118	1,302,415
Central Garden & Pet Co., Class A†	48,758	1,558,793
Quanex Building Products Corp.	80,849	1,352,604
Spectrum Brands Holdings, Inc.	33,352	1,926,745
		6,874,572
Insurance — 5.6%
Abacus Life, Inc.†	44,585	344,642

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Aspen Insurance Holdings, Ltd., Class A Class A†	13,925	$ 477,628
CNO Financial Group, Inc.	32,824	1,245,999
Hanover Insurance Group, Inc.	15,799	2,780,308
Stewart Information Services Corp.	53,424	3,223,604
White Mountains Insurance Group, Ltd.	954	1,702,699
		9,774,880
Internet — 0.7%
Angi, Inc.†	10,185	159,395
IAC, Inc.†	13,655	491,034
Ziff Davis, Inc.†	16,523	536,006
		1,186,435
Investment Companies — 0.8%
Compass Diversified Holdings	137,434	923,557
New Mountain Finance Corp.	43,820	471,941
		1,395,498
Lodging — 0.4%
Boyd Gaming Corp.	9,456	708,916
Machinery-Diversified — 3.5%
Alamo Group, Inc.	19,345	3,831,084
CSW Industrials, Inc.	2,496	763,252
Gates Industrial Corp. PLC†	65,982	1,395,519
		5,989,855
Media — 0.3%
DallasNews Corp.†	9,253	39,510
Thryv Holdings, Inc.#†	35,023	465,806
		505,316
Metal Fabricate/Hardware — 5.3%
Hillman Solutions Corp.†	227,377	1,646,210
Janus International Group, Inc.#†	97,461	796,256
Mayville Engineering Co., Inc.†	61,763	973,385
Mueller Industries, Inc.	68,884	5,363,997
Timken Co.	5,925	405,803
		9,185,651
Miscellaneous Manufacturing — 0.5%
Myers Industries, Inc.	67,567	857,425
Oil & Gas — 3.5%
Berry Corp.	81,914	195,774
Chord Energy Corp.	23,828	2,144,520
Magnolia Oil & Gas Corp., Class A#	88,999	1,913,479
Northern Oil & Gas, Inc.	43,170	1,147,459
Patterson-UTI Energy, Inc.	127,174	702,000
		6,103,232
Oil & Gas Services — 0.5%
Forum Energy Technologies, Inc.†	10,077	148,535
Liberty Energy, Inc.	62,021	718,823
		867,358
Packaging & Containers — 4.7%
Amcor PLC	142,585	1,298,949
Silgan Holdings, Inc.	79,568	4,381,810
TriMas Corp.	93,019	2,452,911
		8,133,670
REITS — 3.9%
AGNC Investment Corp.#	225,053	2,011,974
Security Description	Shares or Principal Amount	Value

REITS (continued)
Agree Realty Corp.	11,790	$ 887,787
Elme Communities	64,127	1,029,880
New York Mtg. Trust, Inc.	117,777	769,084
Smartstop Self Storage REIT, Inc.	9,496	346,984
Two Harbors Investment Corp.	159,467	1,688,755
		6,734,464
Retail — 1.6%
Denny's Corp.#†	185,574	708,893
Five Below, Inc.†	7,938	925,332
Jack in the Box, Inc.#	22,372	424,285
La-Z-Boy, Inc.#	16,721	700,443
		2,758,953
Semiconductors — 0.2%
Diodes, Inc.†	8,507	377,711
Software — 0.8%
Progress Software Corp.	19,861	1,222,643
Synchronoss Technologies, Inc.†	16,788	114,830
		1,337,473
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Transportation — 0.9%
Werner Enterprises, Inc.#	57,965	1,504,192
Total Common Stocks (cost $168,242,484)		169,330,623
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd.†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $168,242,484)		169,330,623
SHORT-TERM INVESTMENTS — 2.6%
Unaffiliated Investment Companies — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(3)	4,161,269	4,161,269
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(3)(4)	253,203	253,203
Total Short-Term Investments (cost $4,414,472)		4,414,472
TOTAL INVESTMENTS (cost $172,656,956)(5)	100.2%	173,745,095
Other assets less liabilities	(0.2)	(284,725)
NET ASSETS	100.0%	$173,460,370
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Rights
Pershing Square SPARC Holdings, Ltd.	07/26/2022	15,102	$0	$0	$0.00	0.0%
(3)	The rate shown is the 7-day yield as of May 31, 2025.
(4)	At May 31, 2025, the Fund had loaned securities with a total value of $10,585,833. This was secured by collateral of $253,203, which was received in cash and subsequently invested in short-term investments currently valued at $253,203 as reported in the Portfolio of Investments. Additional collateral of $10,785,545 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$70,782
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	457,468
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	35,123
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	192,653
United States Treasury Bills	0.00%	11/28/2025	452
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	10,029,067
(5)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$2,953,091	$7,300	$—	$2,960,391
Special Purpose Acquisition Company	—	—	0	0
Other Industries	166,370,232	—	—	166,370,232
Rights	—	—	0	0
Short-Term Investments	4,414,472	—	—	4,414,472
Total Investments at Value	$173,737,795	$7,300	$0	$173,745,095
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Advertising — 0.1%
Stagwell, Inc.†	73,108	$ 326,062
Aerospace/Defense — 0.1%
Standardaero, Inc.†	10,432	305,971
Agriculture — 0.7%
Andersons, Inc.	16,328	579,807
Dole PLC	55,603	787,339
Fresh Del Monte Produce, Inc.	11,765	415,540
		1,782,686
Airlines — 0.4%
SkyWest, Inc.†	8,750	887,687
Auto Manufacturers — 0.2%
Blue Bird Corp.#†	8,810	340,947
Auto Parts & Equipment — 1.7%
Aurora Innovation, Inc.#†	104,575	633,724
Dana, Inc.	67,199	1,117,519
Goodyear Tire & Rubber Co.†	115,048	1,312,698
Phinia, Inc.	17,997	781,070
Titan International, Inc.#†	33,562	242,989
		4,088,000
Banks — 18.7%
1st Source Corp.	3,134	189,795
Amalgamated Financial Corp.	11,159	337,225
Amerant Bancorp, Inc.	6,153	107,862
Ameris Bancorp	28,192	1,732,962
Associated Banc-Corp.	5,496	127,342
Atlantic Union Bankshares Corp.	6,965	209,089
Bank of N.T. Butterfield & Son, Ltd.	52,518	2,214,159
BankUnited, Inc.	21,792	740,492
Banner Corp.	3,396	209,363
BayCom Corp.	2,066	54,522
Bridgewater Bancshares, Inc.†	3,526	51,621
Burke & Herbert Financial Services Corp.	2,594	147,651
Business First Bancshares, Inc.	22,218	528,566
Byline Bancorp, Inc.	31,235	808,049
Cadence Bank	8,607	260,792
Capital City Bank Group, Inc.	4,288	161,829
Central Pacific Financial Corp.	12,792	341,546
CNB Financial Corp.	9,634	208,769
Community Trust Bancorp, Inc.	4,015	204,966
ConnectOne Bancorp, Inc.	50,838	1,167,749
Customers Bancorp, Inc.†	27,338	1,393,145
CVB Financial Corp.	11,931	223,706
Dime Community Bancshares, Inc.	6,995	179,492
Eastern Bankshares, Inc.	90,358	1,355,370
Enterprise Financial Services Corp.	31,109	1,646,911
Equity Bancshares, Inc., Class A	28,274	1,100,990
FB Financial Corp.	4,323	188,699
Financial Institutions, Inc.	18,869	487,198
First BanCorp.	63,744	1,273,605
First Busey Corp.	5,249	116,108
First Commonwealth Financial Corp.	5,128	80,099
First Financial Corp.	14,517	752,561
First Interstate BancSystem, Inc., Class A	5,669	153,913
First Merchants Corp.	27,214	1,025,968
First Mid Bancshares, Inc.	18,784	662,700
Hancock Whitney Corp.	16,982	928,406
Hanmi Financial Corp.	32,090	735,503
HBT Financial, Inc.	2,420	56,628
Heritage Commerce Corp.	101,312	938,149
Security Description	Shares or Principal Amount	Value

Banks (continued)
Hilltop Holdings, Inc.	30,883	$ 920,931
Home BancShares, Inc.	17,397	492,161
Independent Bank Corp.	10,317	634,496
Mercantile Bank Corp.	7,560	333,850
Merchants Bancorp	15,147	485,007
Metropolitan Bank Holding Corp.†	8,636	558,490
Mid Penn Bancorp, Inc.#	2,813	74,966
Midland States Bancorp, Inc.	4,672	78,863
MidWestOne Financial Group, Inc.	4,168	119,830
National Bank Holdings Corp., Class A	4,249	153,601
Nicolet Bankshares, Inc.	780	95,659
Northrim BanCorp, Inc.	1,583	145,003
OFG Bancorp	25,895	1,065,320
Old National Bancorp	125,922	2,626,733
Old Second Bancorp, Inc.	62,637	1,036,016
Origin Bancorp, Inc.	9,551	325,594
Orrstown Financial Services, Inc.	3,488	104,849
Pathward Financial, Inc.	20,067	1,566,229
Peapack-Gladstone Financial Corp.	9,445	258,982
Pinnacle Financial Partners, Inc.	3,498	371,767
QCR Holdings, Inc.	21,771	1,465,188
Renasant Corp.	26,442	926,792
Seacoast Banking Corp. of Florida	16,491	425,963
Sierra Bancorp	4,161	113,887
SmartFinancial, Inc.	3,459	109,927
South Plains Financial, Inc.	20,114	723,501
Southside Bancshares, Inc.	13,140	370,417
SouthState Corp.	7,033	617,497
Texas Capital Bancshares, Inc.†	9,628	690,231
Towne Bank	14,463	499,841
TriCo Bancshares	9,381	374,302
Trustmark Corp.	4,554	156,931
UMB Financial Corp.	11,232	1,158,244
United Bankshares, Inc.	13,589	491,106
United Community Banks, Inc.	3,600	103,464
Unity Bancorp, Inc.	4,311	190,568
Univest Financial Corp.	6,522	192,529
Veritex Holdings, Inc.	35,673	863,287
WesBanco, Inc.	22,645	697,013
Wintrust Financial Corp.	8,056	961,967
		45,684,502
Beverages — 0.2%
Primo Brands Corp.	15,780	521,845
Biotechnology — 3.1%
Akero Therapeutics, Inc.†	6,698	332,556
Alumis Inc#†	35,346	123,711
ANI Pharmaceuticals, Inc.†	10,892	639,578
Atea Pharmaceuticals, Inc.†	38,893	115,512
Aurinia Pharmaceuticals, Inc.†	34,407	269,751
Avidity Biosciences, Inc.†	5,320	164,814
Beam Therapeutics, Inc.#†	26,050	412,371
Biohaven, Ltd.†	840	12,440
Celldex Therapeutics, Inc.†	12,530	247,843
Compass Therapeutics, Inc.#†	283,442	595,228
Cytek Biosciences, Inc.†	45,960	127,309
Cytokinetics, Inc.†	10,750	333,465
Denali Therapeutics, Inc.†	8,474	112,196
Dynavax Technologies Corp.†	61,425	601,351
Erasca, Inc.#†	174,805	244,727
Intellia Therapeutics, Inc.#†	16,825	115,588
iTeos Therapeutics, Inc.†	80,180	803,404
Relay Therapeutics, Inc.†	57,898	173,694

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Syndax Pharmaceuticals, Inc.†	26,815	$ 282,630
Tenaya Therapeutics, Inc.#†	38,491	17,706
Travere Therapeutics, Inc.†	36,041	541,336
Viridian Therapeutics, Inc.#†	31,810	442,795
Wave Life Sciences, Ltd.†	49,057	294,833
Zymeworks, Inc.†	55,849	638,354
		7,643,192
Building Materials — 1.5%
Boise Cascade Co.	5,553	482,445
Gibraltar Industries, Inc.†	1,170	68,539
Griffon Corp.	18,058	1,241,487
Modine Manufacturing Co.†	11,410	1,036,028
UFP Industries, Inc.	8,750	853,650
		3,682,149
Chemicals — 1.5%
AdvanSix, Inc.	1,728	40,625
Avient Corp.	14,313	517,129
Ecovyst, Inc.#†	9,529	70,991
H.B. Fuller Co.	20,478	1,143,082
Innospec, Inc.	7,515	639,376
Minerals Technologies, Inc.	4,705	267,150
Perimeter Solutions, Inc.†	81,528	984,043
Tronox Holdings PLC	17,889	101,610
		3,764,006
Coal — 0.8%
Core Natural Resources, Inc.	5,936	411,365
Peabody Energy Corp.	65,735	865,073
SunCoke Energy, Inc.	17,803	144,916
Warrior Met Coal, Inc.#	13,866	630,210
		2,051,564
Commercial Services — 5.2%
ABM Industries, Inc.	37,410	1,969,636
Adtalem Global Education, Inc.†	10,628	1,403,215
Alight, Inc., Class A	19,610	107,071
API Group Corp.†	27,628	1,289,399
Barrett Business Services, Inc.	20,238	836,335
GEO Group, Inc.†	15,424	418,607
Healthcare Services Group, Inc.†	40,693	573,771
Heidrick & Struggles International, Inc.	8,466	369,626
Hertz Global Holdings, Inc.#†	19,303	126,435
John Wiley & Sons, Inc., Class A	16,916	661,754
KinderCare Learning Cos., Inc.#†	61,716	757,255
Korn Ferry	3,223	219,196
Laureate Education, Inc.†	42,163	948,668
Marqeta, Inc., Class A†	159,351	857,308
Mister Car Wash, Inc.†	51,396	363,884
Perdoceo Education Corp.	4,621	157,299
StoneCo., Ltd., Class A†	59,576	813,212
Strategic Education, Inc.	8,561	781,020
		12,653,691
Computers — 1.4%
ASGN, Inc.†	17,596	929,245
D-Wave Quantum, Inc.†	28,116	459,134
OneSpan, Inc.	32,797	522,456
Rigetti Computing, Inc.†	46,181	559,252
Security Description	Shares or Principal Amount	Value

Computers (continued)
Unisys Corp.†	79,539	$ 379,401
V2X, Inc.†	10,246	463,939
		3,313,427
Cosmetics/Personal Care — 0.4%
Prestige Consumer Healthcare, Inc.†	10,225	875,976
Distribution/Wholesale — 2.1%
G-III Apparel Group, Ltd.†	24,941	724,536
Hudson Technologies, Inc.†	15,203	108,701
MRC Global, Inc.†	49,329	612,173
Resideo Technologies, Inc.†	46,323	958,886
Rush Enterprises, Inc., Class A	34,015	1,688,845
WESCO International, Inc.	5,646	947,907
		5,041,048
Diversified Financial Services — 4.1%
Atlanticus Holdings Corp.†	1,288	63,176
BGC Group, Inc., Class A	99,115	919,787
Bread Financial Holdings, Inc.	5,701	292,119
Burford Capital, Ltd.	49,108	631,529
Enact Holdings, Inc.	22,072	781,349
Enova International, Inc.†	17,550	1,626,359
LendingClub Corp.†	21,106	211,693
Mr. Cooper Group, Inc.†	10,199	1,321,077
Navient Corp.	42,816	575,447
Nelnet, Inc., Class A	3,808	442,413
PennyMac Financial Services, Inc.	7,734	742,464
Radian Group, Inc.	24,104	823,152
StoneX Group, Inc.†	12,422	1,051,584
Virtus Investment Partners, Inc.	3,038	518,587
		10,000,736
Electric — 3.0%
Avista Corp.	3,715	143,065
Black Hills Corp.	12,340	721,520
Clearway Energy, Inc., Class A	17,239	497,345
Clearway Energy, Inc., Class C	3,711	114,187
IDACORP, Inc.	11,451	1,362,096
Northwestern Energy Group, Inc.	6,812	376,908
Otter Tail Corp.	3,020	233,084
Portland General Electric Co.	38,233	1,621,079
TXNM Energy, Inc.	15,198	861,575
Unitil Corp.	26,656	1,461,548
		7,392,407
Electrical Components & Equipment — 0.5%
EnerSys	13,768	1,151,418
Electronics — 2.6%
Bel Fuse, Inc., Class A	6,354	403,542
Benchmark Electronics, Inc.	22,059	805,595
CTS Corp.	2,865	116,577
Knowles Corp.†	80,422	1,319,725
Mirion Technologies, Inc.†	44,750	854,725
Plexus Corp.†	4,003	525,434
Sanmina Corp.†	22,371	1,894,600
TTM Technologies, Inc.†	5,477	163,543
Vishay Intertechnology, Inc.	24,457	344,110
		6,427,851
Energy-Alternate Sources — 0.1%
Sunrun, Inc.†	17,686	132,468
Engineering & Construction — 1.7%
Arcosa, Inc.	17,717	1,528,446

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
Fluor Corp.†	17,638	$ 733,388
MYR Group, Inc.†	7,450	1,168,532
Tutor Perini Corp.†	20,051	739,481
		4,169,847
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A†	110,251	392,494
Cinemark Holdings, Inc.#	4,557	153,890
International Game Technology PLC	55,870	821,848
Six Flags Entertainment Corp.	4,683	157,161
United Parks & Resorts, Inc.#†	10,003	448,034
		1,973,427
Food — 0.6%
Cal-Maine Foods, Inc.	12,082	1,159,026
SpartanNash Co.	8,012	155,914
Utz Brands, Inc.	18,302	242,135
		1,557,075
Gas — 2.1%
Chesapeake Utilities Corp.	5,992	732,163
New Jersey Resources Corp.	17,123	785,774
Northwest Natural Holding Co.	13,638	558,749
ONE Gas, Inc.	22,014	1,645,767
Southwest Gas Holdings, Inc.	11,699	840,339
Spire, Inc.	7,414	558,126
		5,120,918
Hand/Machine Tools — 0.2%
Kennametal, Inc.	22,553	485,566
Healthcare-Products — 1.4%
Adaptive Biotechnologies Corp.†	33,780	321,586
Alphatec Holdings, Inc.#†	52,213	649,007
Embecta Corp.	9,406	99,045
ICU Medical, Inc.†	8,081	1,089,804
Inmode, Ltd.#†	44,591	653,704
Omnicell, Inc.†	17,970	545,749
OraSure Technologies, Inc.†	47,326	136,299
		3,495,194
Healthcare-Services — 0.7%
Addus HomeCare Corp.†	4,479	496,766
Oscar Health, Inc., Class A†	11,059	152,614
Pediatrix Medical Group, Inc. †	74,504	1,054,232
		1,703,612
Home Builders — 2.0%
Century Communities, Inc.	6,425	333,265
Champion Homes, Inc.†	9,628	629,671
Green Brick Partners, Inc.†	7,670	448,312
KB Home	11,311	583,421
M/I Homes, Inc.†	5,597	596,696
Meritage Homes Corp.	14,023	892,003
Taylor Morrison Home Corp.†	17,794	1,001,446
Tri Pointe Homes, Inc.†	16,542	487,658
		4,972,472
Home Furnishings — 0.7%
Daktronics, Inc.#†	31,041	460,649
MillerKnoll, Inc.	29,851	503,586
Xperi, Inc.†	81,360	633,794
		1,598,029
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.3%
ACCO Brands Corp.	18,845	$ 67,653
Central Garden & Pet Co., Class A†	20,477	654,650
		722,303
Insurance — 3.4%
CNO Financial Group, Inc.	40,790	1,548,388
Essent Group, Ltd.	28,289	1,640,762
Fidelis Insurance Holdings, Ltd.	31,914	557,857
Genworth Financial, Inc.,†	44,544	314,035
Hamilton Insurance Group, Ltd., Class B†	25,384	552,356
Heritage Insurance Holdings, Inc.†	4,378	107,130
Jackson Financial, Inc., Class A	19,629	1,607,811
NMI Holdings, Inc.†	25,541	1,014,489
RLI Corp.	4,446	341,764
Safety Insurance Group, Inc.	5,353	439,695
Selective Insurance Group, Inc.	1,834	161,429
		8,285,716
Internet — 0.5%
Magnite, Inc.†	43,528	712,118
QuinStreet, Inc.†	4,468	68,226
RealReal, Inc.†	81,383	459,814
Shutterstock, Inc.#	3,460	63,837
		1,303,995
Investment Companies — 1.1%
Compass Diversified Holdings	13,029	87,555
HA Sustainable Infrastructure Capital, Inc.#	27,309	684,091
Hut 8 Corp.#†	45,956	701,748
MARA Holdings, Inc.#†	41,228	582,139
Riot Platforms, Inc.#†	77,196	622,972
		2,678,505
Iron/Steel — 0.6%
Commercial Metals Co.	33,215	1,547,487
Leisure Time — 0.7%
Life Time Group Holdings, Inc.†	37,343	1,068,010
Peloton Interactive, Inc., Class A†	84,181	597,685
		1,665,695
Machinery-Construction & Mining — 0.2%
Terex Corp.	12,642	569,016
Machinery-Diversified — 0.5%
DXP Enterprises, Inc.†	3,273	270,612
Ichor Holdings, Ltd.†	43,734	690,122
Thermon Group Holdings, Inc.†	11,065	287,026
		1,247,760
Media — 0.2%
AMC Networks, Inc., Class A†	14,521	95,984
Gray Media, Inc.	27,539	109,330
Scholastic Corp.	18,877	326,005
		531,319
Metal Fabricate/Hardware — 0.9%
Hillman Solutions Corp.†	65,654	475,335
Mueller Industries, Inc.	20,514	1,597,425
		2,072,760
Mining — 1.1%
Coeur Mining, Inc.†	130,717	1,056,193
Constellium SE†	17,019	206,611
Hecla Mining Co.	132,702	682,088

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
SSR Mining, Inc.†	31,361	$ 371,001
Uranium Energy Corp.#†	45,143	267,698
		2,583,591
Multi-National — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	17,916	734,914
Oil & Gas — 2.9%
Chord Energy Corp.	3,683	331,470
CNX Resources Corp.†	7,189	232,061
CVR Energy, Inc.#	15,043	351,856
Gulfport Energy Corp.†	6,103	1,168,724
Helmerich & Payne, Inc.	14,353	218,883
Matador Resources Co.	22,912	985,445
Murphy Oil Corp.	33,611	703,478
Noble Corp. PLC	9,146	226,546
Ovintiv, Inc.	18,418	659,733
Par Pacific Holdings, Inc.†	5,612	121,163
Patterson-UTI Energy, Inc.	93,258	514,784
PBF Energy, Inc., Class A	14,276	271,958
Permian Resources Corp.	68,044	858,035
SM Energy Co.	22,249	521,072
		7,165,208
Oil & Gas Services — 1.1%
DNOW, Inc.†	67,853	978,440
Expro Group Holdings NV†	18,178	151,241
Helix Energy Solutions Group, Inc.†	13,063	80,860
Liberty Energy, Inc.	83,906	972,470
ProPetro Holding Corp.†	26,967	145,622
Select Water Solutions, Inc.	56,090	450,964
		2,779,597
Packaging & Containers — 0.4%
Greif, Inc., Class A	6,405	356,118
O-I Glass, Inc.†	49,624	650,571
		1,006,689
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals, Inc.†	77,010	563,713
BellRing Brands, Inc.†	3,055	192,312
Enanta Pharmaceuticals, Inc.†	16,436	97,465
Nature's Sunshine Products, Inc.†	9,639	149,019
Option Care Health, Inc.†	49,348	1,612,693
ORIC Pharmaceuticals, Inc.†	38,247	312,478
Pacira BioSciences, Inc.†	41,747	1,078,743
		4,006,423
Pipelines — 0.2%
Excelerate Energy, Inc., Class A	16,044	451,318
Real Estate — 0.3%
Cushman & Wakefield PLC†	35,281	353,869
Newmark Group, Inc., Class A	29,723	327,250
		681,119
REITS — 11.8%
Agree Realty Corp.	3,119	234,861
Alexander & Baldwin, Inc.	57,269	1,025,688
American Assets Trust, Inc.	27,885	556,027
American Healthcare REIT, Inc.	5,515	192,694
Apple Hospitality REIT, Inc.	5,517	63,942
Armada Hoffler Properties, Inc.	13,362	93,000
BrightSpire Capital, Inc.	132,050	668,173
Security Description	Shares or Principal Amount	Value

REITS (continued)
Broadstone Net Lease, Inc.	97,733	$ 1,554,932
CareTrust REIT, Inc.	44,467	1,278,871
Chatham Lodging Trust	88,373	630,099
City Office REIT, Inc.	15,034	73,366
Community Healthcare Trust, Inc.	6,474	105,785
COPT Defense Properties	61,477	1,687,544
Curbline Properties Corp.	29,769	675,459
DiamondRock Hospitality Co.	118,036	901,795
Empire State Realty Trust, Inc., Class A	61,015	467,375
Essential Properties Realty Trust, Inc.	39,415	1,280,987
Independence Realty Trust, Inc.#	50,351	936,025
InvenTrust Properties Corp.	25,299	710,649
Kite Realty Group Trust	55,465	1,226,886
KKR Real Estate Finance Trust, Inc.	46,146	412,084
Ladder Capital Corp.	168,781	1,775,576
LXP Industrial Trust	122,937	1,054,799
Macerich Co.	22,769	368,402
MFA Financial, Inc.	20,672	192,250
New York Mtg. Trust, Inc.	60,587	395,633
Outfront Media, Inc.	15,439	255,052
Paramount Group, Inc.	36,231	219,198
Phillips Edison & Co., Inc.	37,566	1,332,090
Piedmont Office Realty Trust, Inc., Class A	91,720	653,046
Plymouth Industrial REIT, Inc.	30,497	494,051
PotlatchDeltic Corp.	51,564	2,028,528
Redwood Trust, Inc.	27,103	147,711
RLJ Lodging Trust	29,621	216,233
Ryman Hospitality Properties, Inc.	9,120	885,643
Sabra Health Care REIT, Inc.	73,477	1,284,378
SL Green Realty Corp.	14,150	803,296
TPG RE Finance Trust, Inc.	44,120	338,842
UMH Properties, Inc.	9,063	152,168
Veris Residential, Inc.	15,352	233,350
Xenia Hotels & Resorts, Inc.	94,107	1,150,929
		28,757,417
Retail — 3.4%
American Eagle Outfitters, Inc.	19,450	213,172
Arko Corp.#	35,457	151,756
Asbury Automotive Group, Inc.†	4,884	1,113,113
Biglari Holdings, Inc., Class B#†	1,822	450,289
BJ's Restaurants, Inc.†	7,004	312,448
BlueLinx Holdings, Inc.†	2,827	189,183
Brinker International, Inc.†	1,869	322,646
EVgo, Inc.†	67,778	267,723
Foot Locker, Inc.#†	17,347	412,165
Group 1 Automotive, Inc.	1,891	801,633
National Vision Holdings, Inc.†	27,652	547,786
Portillo's, Inc., Class A#†	34,769	417,228
Signet Jewelers, Ltd.#	4,360	290,245
Sonic Automotive, Inc., Class A	7,037	492,097
Urban Outfitters, Inc.†	23,810	1,664,319
Victoria's Secret & Co.†	27,321	579,478
		8,225,281
Savings & Loans — 1.8%
Axos Financial, Inc.†	15,616	1,085,936
Banc of California, Inc.	72,003	987,881
Brookline Bancorp, Inc.	29,384	303,537
Capitol Federal Financial, Inc.	41,427	236,548
HomeTrust Bancshares, Inc.	6,985	252,089
OceanFirst Financial Corp.	57,865	972,711

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Southern Missouri Bancorp, Inc.	3,274	$ 172,409
WSFS Financial Corp.	8,609	455,330
		4,466,441
Semiconductors — 0.6%
Ambarella, Inc.†	4,466	235,090
Navitas Semiconductor Corp.†	70,379	358,933
Synaptics, Inc.†	7,749	455,331
Vishay Precision Group, Inc.#†	16,815	432,482
		1,481,836
Software — 1.6%
Adeia, Inc.	18,311	235,113
BigBear.ai Holdings, Inc.#†	138,772	577,291
Cerence, Inc.†	13,652	116,178
Consensus Cloud Solutions, Inc.†	11,976	263,113
Digital Turbine, Inc.†	39,519	186,530
Health Catalyst, Inc.†	35,572	135,174
IBEX Holdings, Ltd.†	8,716	250,934
Immersion Corp.	38,528	289,731
LiveRamp Holdings, Inc.†	34,656	1,129,092
ON24, Inc.†	54,759	311,579
Planet Labs PBC†	44,090	169,306
Verint Systems, Inc.†	19,514	342,275
		4,006,316
Telecommunications — 2.2%
AST SpaceMobile, Inc.#†	54,783	1,263,844
ATN International, Inc.	2,674	37,998
DigitalBridge Group, Inc.	25,655	283,744
EchoStar Corp., Class A#†	11,570	205,136
Extreme Networks, Inc.†	47,242	740,282
Gogo, Inc.#†	19,007	201,664
Lumen Technologies, Inc.†	282,821	1,108,658
NETGEAR, Inc.†	27,864	817,251
Ooma, Inc.†	19,291	263,322
Spok Holdings, Inc.	11,356	183,967
Telephone & Data Systems, Inc.	9,021	309,962
		5,415,828
Transportation — 2.1%
ArcBest Corp.	6,996	438,579
Costamare Bulkers Holdings, Ltd.†	3,861	36,139
Costamare, Inc.	19,306	165,452
International Seaways, Inc.#	16,756	620,810
Matson, Inc.	11,877	1,340,319
Radiant Logistics, Inc.†	39,537	234,850
Safe Bulkers, Inc.	33,819	128,512
Scorpio Tankers, Inc.	4,128	164,047
Teekay Tankers, Ltd., Class A	33,413	1,476,521
World Kinect Corp.	19,942	546,211
		5,151,440
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.1%
GATX Corp.	1,582	$ 251,918
Water — 0.5%
American States Water Co.	4,990	393,561
Consolidated Water Co., Ltd.#	31,694	856,689
		1,250,250
Total Long-Term Investment Securities (cost $244,089,990)		242,183,915
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(1)(2) (cost $2,923,256)	2,923,256	2,923,256
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 05/30/2025, to be repurchased 06/02/2025 in the amount of $3,896,688 and collateralized by $3,915,000 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2027 and having an approximate value of $3,974,238 (cost $3,896,247)	$3,896,247	3,896,247
TOTAL INVESTMENTS (cost $250,909,493)(3)	101.8%	249,003,418
Other assets less liabilities	(1.8)	(4,419,010)
NET ASSETS	100.0%	$244,584,408
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	At May 31, 2025, the Fund had loaned securities with a total value of $10,392,259. This was secured by collateral of $2,923,256, which was received in cash and subsequently invested in short-term investments currently valued at $2,923,256 as reported in the Portfolio of Investments. Additional collateral of $8,113,340 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$74,456
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	481,210
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	36,946
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	202,651
United States Treasury Bills	0.00%	11/28/2025	475
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	7,317,602
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
36	Long	E-Mini Russell 2000 Index	June 2025	$3,741,767	$3,722,940	$(18,827)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$242,183,915	$—	$—	$242,183,915
Short-Term Investments	2,923,256	—	—	2,923,256
Repurchase Agreements	—	3,896,247	—	3,896,247
Total Investments at Value	$245,107,171	$3,896,247	$—	$249,003,418
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$18,827	$—	$—	$18,827
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Advertising — 0.0%
Interpublic Group of Cos., Inc.	48,097	$ 1,152,404
Omnicom Group, Inc.	25,369	1,863,099
		3,015,503
Aerospace/Defense — 2.1%
Boeing Co.†	95,897	19,881,366
General Dynamics Corp.	32,762	9,123,889
General Electric Co.	136,916	33,669,014
Howmet Aerospace, Inc.	51,126	8,685,796
L3Harris Technologies, Inc.	24,314	5,940,883
Lockheed Martin Corp.	26,637	12,849,156
Northrop Grumman Corp.	17,156	8,316,714
RTX Corp.	170,378	23,253,190
TransDigm Group, Inc.	7,107	10,436,132
		132,156,140
Agriculture — 0.8%
Altria Group, Inc.	215,555	13,064,789
Archer-Daniels-Midland Co.	61,785	2,982,362
Bunge Global SA	17,235	1,346,915
Philip Morris International, Inc.	198,865	35,913,030
		53,307,096
Airlines — 0.1%
Delta Air Lines, Inc.	82,843	4,008,773
Southwest Airlines Co.#	76,519	2,554,204
United Airlines Holdings, Inc.†	42,462	3,373,394
		9,936,371
Apparel — 0.2%
Deckers Outdoor Corp.†	19,596	2,067,770
NIKE, Inc., Class B	149,383	9,051,116
Ralph Lauren Corp.	5,150	1,425,572
Tapestry, Inc.	26,728	2,099,484
		14,643,942
Auto Manufacturers — 2.3%
Cummins, Inc.	17,751	5,706,592
Ford Motor Co.	502,578	5,216,760
General Motors Co.	128,466	6,373,198
PACCAR, Inc.	67,706	6,354,208
Tesla, Inc.†	357,909	124,001,152
		147,651,910
Auto Parts & Equipment — 0.0%
Aptiv PLC†	29,625	1,979,246
Banks — 4.4%
Bank of America Corp.	846,879	37,372,770
Bank of New York Mellon Corp.	90,511	8,020,180
Citigroup, Inc.	239,805	18,062,113
Citizens Financial Group, Inc.	56,440	2,277,354
Fifth Third Bancorp	86,487	3,302,939
Goldman Sachs Group, Inc.	39,910	23,963,959
Huntington Bancshares, Inc.	187,697	2,933,704
JPMorgan Chase & Co.	357,620	94,411,680
KeyCorp	128,609	2,039,739
M&T Bank Corp.	21,423	3,912,697
Morgan Stanley	158,261	20,262,156
Northern Trust Corp.	25,302	2,700,735
PNC Financial Services Group, Inc.	51,120	8,885,167
Regions Financial Corp.	117,362	2,516,241
State Street Corp.	37,245	3,585,949
Truist Financial Corp.	165,212	6,525,874
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp	201,414	$ 8,779,636
Wells Fargo & Co.	419,507	31,370,733
		280,923,626
Beverages — 1.2%
Brown-Forman Corp., Class B#	23,515	783,990
Coca-Cola Co.	495,200	35,703,920
Constellation Brands, Inc., Class A	20,065	3,577,389
Keurig Dr Pepper, Inc.	175,342	5,903,765
Molson Coors Beverage Co., Class B	22,230	1,191,306
Monster Beverage Corp.†	90,406	5,781,464
PepsiCo, Inc.	175,414	23,058,170
		76,000,004
Biotechnology — 1.1%
Amgen, Inc.	68,656	19,785,286
Biogen, Inc.†	18,899	2,452,901
Corteva, Inc.	88,513	6,266,721
Gilead Sciences, Inc.	159,078	17,511,306
Incyte Corp.†	20,739	1,349,279
Moderna, Inc.†	43,723	1,161,283
Regeneron Pharmaceuticals, Inc.	13,258	6,500,132
Vertex Pharmaceuticals, Inc.†	32,714	14,461,224
		69,488,132
Building Materials — 0.7%
Builders FirstSource, Inc.†	14,859	1,600,017
Carrier Global Corp.	101,704	7,241,325
Johnson Controls International PLC	83,247	8,438,748
Lennox International, Inc.	4,135	2,334,001
Martin Marietta Materials, Inc.	7,550	4,134,002
Masco Corp.	27,370	1,708,435
Mohawk Industries, Inc.†	6,765	680,627
Trane Technologies PLC	28,508	12,266,137
Vulcan Materials Co.	17,052	4,519,974
		42,923,266
Chemicals — 1.2%
Air Products & Chemicals, Inc.	28,023	7,815,895
Albemarle Corp.#	15,180	846,437
CF Industries Holdings, Inc.	22,468	2,038,072
Dow, Inc.	90,873	2,520,817
DuPont de Nemours, Inc.	53,975	3,605,530
Eastman Chemical Co.	14,870	1,165,362
Ecolab, Inc.	31,796	8,445,653
International Flavors & Fragrances, Inc.	33,012	2,527,399
Linde PLC	60,900	28,475,622
LyondellBasell Industries NV, Class A	33,466	1,890,494
Mosaic Co.	41,012	1,482,174
PPG Industries, Inc.	29,955	3,319,014
Sherwin-Williams Co.	29,379	10,541,479
		74,673,948
Commercial Services — 1.5%
Automatic Data Processing, Inc.	51,930	16,904,773
Cintas Corp.	43,416	9,833,724
Corpay, Inc.†	9,001	2,926,315
Equifax, Inc.	15,318	4,046,862
Global Payments, Inc.	31,970	2,417,252
MarketAxess Holdings, Inc.	4,868	1,053,484
Moody's Corp.	19,592	9,390,837
PayPal Holdings, Inc.†	125,038	8,787,671
Quanta Services, Inc.	19,059	6,528,851
Rollins, Inc.	36,261	2,075,942

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	40,296	$ 20,666,207
United Rentals, Inc.	8,432	5,973,060
Verisk Analytics, Inc.	18,232	5,727,401
		96,332,379
Computers — 7.8%
Accenture PLC, Class A	79,998	25,344,966
Amentum Holdings, Inc.†	962	19,886
Apple, Inc.	1,921,312	385,895,515
Cognizant Technology Solutions Corp., Class A	63,861	5,172,103
Crowdstrike Holdings, Inc., Class A†	31,361	14,782,635
Dell Technologies, Inc., Class C	38,578	4,292,574
EPAM Systems, Inc.†	7,324	1,277,965
Fortinet, Inc.†	80,282	8,171,102
Gartner, Inc.†	9,919	4,328,850
Hewlett Packard Enterprise Co.	169,576	2,930,273
HP, Inc.	121,081	3,014,917
International Business Machines Corp.	117,928	30,550,428
Leidos Holdings, Inc.	16,935	2,515,186
NetApp, Inc.	26,250	2,602,950
Seagate Technology Holdings PLC	27,334	3,223,772
Super Micro Computer, Inc.†	65,019	2,602,060
Western Digital Corp.	44,909	2,315,059
		499,040,241
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	102,662	9,541,406
Estee Lauder Cos., Inc., Class A	30,235	2,023,931
Kenvue, Inc.	247,540	5,908,780
Procter & Gamble Co.	299,905	50,950,860
		68,424,977
Distribution/Wholesale — 0.3%
Copart, Inc.†	113,207	5,827,896
Fastenal Co.	148,072	6,121,297
LKQ Corp.(1)	33,564	1,358,335
Pool Corp.#	4,914	1,477,099
WW Grainger, Inc.	5,722	6,223,018
		21,007,645
Diversified Financial Services — 4.4%
American Express Co.	70,984	20,872,845
Ameriprise Financial, Inc.	12,421	6,325,270
Apollo Global Management, Inc.	56,350	7,364,382
Blackrock, Inc.	18,602	18,227,914
Capital One Financial Corp.	81,263	15,370,896
Cboe Global Markets, Inc.	13,517	3,097,015
Charles Schwab Corp.	217,843	19,244,251
CME Group, Inc.	45,828	13,244,292
Coinbase Global, Inc., Class A†	27,104	6,684,388
Franklin Resources, Inc.#	40,023	866,098
Intercontinental Exchange, Inc.	73,084	13,140,503
Invesco, Ltd.	57,842	836,395
Mastercard, Inc., Class A	104,161	60,996,682
Nasdaq, Inc.	53,430	4,463,542
Raymond James Financial, Inc.	23,811	3,499,741
Synchrony Financial	50,192	2,893,569
T. Rowe Price Group, Inc.	28,745	2,690,245
Visa, Inc., Class A	220,417	80,494,084
		280,312,112
Electric — 2.3%
AES Corp.	91,802	926,282
Security Description	Shares or Principal Amount	Value

Electric (continued)
Alliant Energy Corp.	33,131	$ 2,061,742
Ameren Corp.	34,848	3,376,074
American Electric Power Co., Inc.	68,844	7,124,666
CenterPoint Energy, Inc.	84,145	3,133,560
CMS Energy Corp.	38,579	2,709,403
Consolidated Edison, Inc.	44,733	4,674,151
Constellation Energy Corp.	39,731	12,163,646
Dominion Energy, Inc.	108,455	6,146,145
DTE Energy Co.	26,758	3,656,481
Duke Energy Corp.	98,531	11,599,069
Edison International	49,986	2,781,721
Entergy Corp.	53,026	4,416,005
Evergy, Inc.	29,693	1,971,912
Eversource Energy	47,356	3,069,142
Exelon Corp.	129,785	5,687,179
FirstEnergy Corp.	66,224	2,777,435
NextEra Energy, Inc.	262,877	18,569,631
NRG Energy, Inc.	26,154	4,077,409
PG&E Corp.	283,215	4,780,669
Pinnacle West Capital Corp.	14,680	1,339,256
PPL Corp.	95,322	3,312,439
Public Service Enterprise Group, Inc.	64,327	5,212,417
Sempra	81,779	6,427,012
Southern Co.	139,296	12,536,640
Vistra Corp.	43,927	7,053,358
WEC Energy Group, Inc.	39,206	4,212,293
Xcel Energy, Inc.	74,142	5,197,354
		150,993,091
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	29,865	5,338,070
Eaton Corp. PLC	50,436	16,149,607
Emerson Electric Co.	71,183	8,497,826
Generac Holdings, Inc.†	7,697	940,035
		30,925,538
Electronics — 1.0%
Allegion PLC	11,224	1,601,665
Amphenol Corp., Class A	154,117	13,859,742
Fortive Corp.	44,053	3,092,080
Garmin, Ltd.	19,835	4,025,910
Honeywell International, Inc.	83,091	18,834,237
Hubbell, Inc.	6,930	2,699,789
Jabil, Inc.	14,142	2,375,997
Keysight Technologies, Inc.†	22,325	3,505,918
Mettler-Toledo International, Inc.†	2,701	3,121,060
TE Connectivity PLC	38,521	6,166,057
Trimble, Inc.†	31,735	2,261,753
		61,544,208
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	17,104	707,934
First Solar, Inc.#†	13,823	2,185,140
		2,893,074
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	15,822	1,998,319
Entertainment — 0.1%
Caesars Entertainment, Inc.#†	27,434	737,426
Live Nation Entertainment, Inc.†	20,246	2,777,549
TKO Group Holdings, Inc.#	8,598	1,356,850
		4,871,825

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.4%
Pentair PLC	21,333	$ 2,115,807
Republic Services, Inc.	26,208	6,743,056
Veralto Corp.	31,931	3,225,989
Waste Management, Inc.	46,319	11,161,490
		23,246,342
Food — 0.7%
Campbell's Co.	25,404	864,752
Conagra Brands, Inc.	61,628	1,410,665
General Mills, Inc.	71,171	3,861,738
Hershey Co.	19,075	3,065,162
Hormel Foods Corp.	37,569	1,152,617
J.M. Smucker Co.	13,740	1,547,261
Kellanova	34,714	2,868,418
Kraft Heinz Co.	112,629	3,010,573
Kroger Co.	85,952	5,864,505
Lamb Weston Holdings, Inc.	18,417	1,027,300
McCormick & Co., Inc.	32,604	2,371,289
Mondelez International, Inc., Class A	164,054	11,072,005
Sysco Corp.	60,505	4,416,865
Tyson Foods, Inc., Class A	36,951	2,075,168
		44,608,318
Forest Products & Paper — 0.0%
International Paper Co.	68,076	3,254,714
Gas — 0.1%
Atmos Energy Corp.#	20,494	3,170,012
NiSource, Inc.	60,675	2,399,089
		5,569,101
Hand/Machine Tools — 0.0%
Snap-on, Inc.	6,765	2,169,874
Stanley Black & Decker, Inc.	19,905	1,302,384
		3,472,258
Healthcare-Products — 2.9%
Abbott Laboratories	221,060	29,529,195
Agilent Technologies, Inc.	36,834	4,122,461
Align Technology, Inc.†	9,061	1,639,497
Baxter International, Inc.	65,923	2,010,652
Bio-Techne Corp.	20,412	987,941
Boston Scientific Corp.†	188,467	19,838,036
Cooper Cos., Inc.†	25,769	1,759,507
Danaher Corp.	81,642	15,503,816
Edwards Lifesciences Corp.†	76,150	5,956,453
GE HealthCare Technologies, Inc.	59,043	4,164,893
Hologic, Inc.†	28,972	1,801,189
IDEXX Laboratories, Inc.†	10,572	5,427,242
Insulet Corp.†	9,057	2,943,797
Intuitive Surgical, Inc.†	45,616	25,195,541
Medtronic PLC	163,325	13,552,709
ResMed, Inc.	18,963	4,641,953
Revvity, Inc.#	15,713	1,420,769
Solventum Corp.†	17,844	1,304,218
STERIS PLC	12,686	3,110,734
Stryker Corp.	43,848	16,777,999
Thermo Fisher Scientific, Inc.	48,916	19,704,343
Waters Corp.†	7,666	2,677,274
West Pharmaceutical Services, Inc.	9,351	1,971,658
Zimmer Biomet Holdings, Inc.	25,703	2,369,046
		188,410,923
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.4%
Centene Corp.†	64,028	$ 3,613,740
Charles River Laboratories International, Inc.†	6,603	895,565
Cigna Group	34,745	11,001,657
DaVita, Inc.†	5,682	774,229
Elevance Health, Inc.	29,464	11,309,462
HCA Healthcare, Inc.	23,086	8,804,769
Humana, Inc.	15,576	3,631,233
IQVIA Holdings, Inc.†	21,600	3,031,128
Labcorp Holdings, Inc.	10,768	2,680,909
Molina Healthcare, Inc.†	7,166	2,185,917
Quest Diagnostics, Inc.	14,331	2,484,135
UnitedHealth Group, Inc.	117,704	35,536,015
Universal Health Services, Inc., Class B	7,582	1,443,234
		87,391,993
Home Builders — 0.2%
D.R. Horton, Inc.	35,063	4,139,538
Lennar Corp., Class A	30,150	3,198,312
NVR, Inc.†	365	2,597,314
PulteGroup, Inc.	26,140	2,562,504
		12,497,668
Household Products/Wares — 0.2%
Avery Dennison Corp.	10,375	1,843,949
Church & Dwight Co., Inc.	31,758	3,122,129
Clorox Co.	15,906	2,097,683
Kimberly-Clark Corp.	42,825	6,156,522
		13,220,283
Insurance — 4.1%
Aflac, Inc.	63,907	6,616,931
Allstate Corp.	34,215	7,180,702
American International Group, Inc.	76,606	6,483,932
Aon PLC, Class A	27,390	10,191,271
Arch Capital Group, Ltd.	46,360	4,406,054
Arthur J. Gallagher & Co.	32,276	11,213,973
Assurant, Inc.	6,622	1,344,134
Berkshire Hathaway, Inc., Class B†	234,433	118,144,855
Brown & Brown, Inc.	30,642	3,459,482
Chubb, Ltd.	47,454	14,103,329
Cincinnati Financial Corp.	20,193	3,045,508
Erie Indemnity Co., Class A	3,221	1,154,761
Everest Group, Ltd.	5,550	1,926,905
Globe Life, Inc.	10,838	1,320,827
Hartford Insurance Group, Inc.	37,133	4,821,349
Loews Corp.	22,811	2,036,794
Marsh & McLennan Cos., Inc.	62,574	14,621,041
MetLife, Inc.	74,747	5,873,619
Principal Financial Group, Inc.	27,169	2,116,193
Progressive Corp.	74,955	21,356,928
Prudential Financial, Inc.	45,706	4,748,396
Travelers Cos., Inc.	28,565	7,875,371
W.R. Berkley Corp.	38,767	2,895,507
Willis Towers Watson PLC	12,887	4,079,380
		261,017,242
Internet — 12.9%
Airbnb, Inc., Class A†	55,890	7,209,810
Alphabet, Inc., Class A	746,036	128,124,223
Alphabet, Inc., Class C	604,634	104,510,987
Amazon.com, Inc.†	1,206,343	247,312,378
Booking Holdings, Inc.	4,233	23,361,631
CDW Corp.	17,206	3,103,274
DoorDash, Inc., Class A†	43,802	9,139,287

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
eBay, Inc.	59,164	$ 4,329,030
Expedia Group, Inc.	15,924	2,655,327
F5, Inc.†	7,444	2,124,369
Gen Digital, Inc.	70,024	1,994,283
GoDaddy, Inc., Class A†	18,232	3,320,959
Match Group, Inc.	32,420	970,655
Meta Platforms, Inc., Class A	280,086	181,352,884
Netflix, Inc.†	54,710	66,047,553
Palo Alto Networks, Inc.†	84,485	16,256,604
Uber Technologies, Inc.†	267,183	22,486,121
VeriSign, Inc.	10,504	2,862,025
		827,161,400
Iron/Steel — 0.1%
Nucor Corp.	30,318	3,315,576
Steel Dynamics, Inc.	18,282	2,249,966
		5,565,542
Leisure Time — 0.2%
Carnival Corp.†	135,281	3,141,225
Norwegian Cruise Line Holdings, Ltd.†	56,772	1,002,026
Royal Caribbean Cruises, Ltd.	31,203	8,018,235
		12,161,486
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	30,306	7,529,223
Las Vegas Sands Corp.	44,368	1,826,187
Marriott International, Inc., Class A	28,834	7,607,274
MGM Resorts International#†	28,886	914,242
Wynn Resorts, Ltd.#	11,565	1,047,095
		18,924,021
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	61,151	21,282,383
GE Vernova, Inc.	35,187	16,642,747
		37,925,130
Machinery-Diversified — 0.7%
Deere & Co.	32,335	16,369,917
Dover Corp.	17,718	3,149,374
IDEX Corp.	9,777	1,768,757
Ingersoll Rand, Inc.	52,017	4,246,668
Nordson Corp.	7,003	1,484,566
Otis Worldwide Corp.	51,196	4,881,539
Rockwell Automation, Inc.	14,599	4,606,714
Westinghouse Air Brake Technologies Corp.	21,121	4,273,201
Xylem, Inc.	31,368	3,953,623
		44,734,359
Media — 0.9%
Charter Communications, Inc., Class A#†	12,463	4,938,713
Comcast Corp., Class A	481,474	16,644,556
FactSet Research Systems, Inc.	4,911	2,250,515
Fox Corp., Class A	28,127	1,545,297
Fox Corp., Class B	17,034	856,470
News Corp., Class A	48,812	1,378,451
News Corp., Class B#	14,424	471,953
Paramount Global, Class B	76,817	929,486
Walt Disney Co.	231,215	26,136,544
Warner Bros. Discovery, Inc.†	288,226	2,873,613
		58,025,598
Security Description	Shares or Principal Amount	Value

Mining — 0.2%
Freeport-McMoRan, Inc.	185,543	$ 7,139,695
Newmont Corp.	143,175	7,548,186
		14,687,881
Miscellaneous Manufacturing — 0.6%
3M Co.	68,835	10,211,672
A.O. Smith Corp.	15,247	980,535
Axon Enterprise, Inc.†	9,353	7,018,117
Illinois Tool Works, Inc.	33,707	8,260,912
Parker-Hannifin Corp.	16,339	10,860,533
Teledyne Technologies, Inc.†	6,018	3,002,139
Textron, Inc.	23,573	1,745,109
		42,079,017
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	6,634	1,922,334
Oil & Gas — 2.4%
APA Corp.	47,765	812,483
Chevron Corp.	213,757	29,220,582
ConocoPhillips	162,581	13,876,288
Coterra Energy, Inc.	95,084	2,311,492
Devon Energy Corp.	84,813	2,566,441
Diamondback Energy, Inc.	24,128	3,246,422
EOG Resources, Inc.	70,915	7,699,241
EQT Corp.	77,039	4,247,160
Expand Energy Corp.	27,153	3,153,278
Exxon Mobil Corp.	556,746	56,955,116
Hess Corp.	35,685	4,717,200
Marathon Petroleum Corp.	40,799	6,558,031
Occidental Petroleum Corp.	87,229	3,557,199
Phillips 66	53,322	6,050,981
Texas Pacific Land Corp.	2,433	2,710,435
Valero Energy Corp.	40,875	5,271,649
		152,953,998
Oil & Gas Services — 0.2%
Baker Hughes Co.	127,835	4,736,287
Halliburton Co.	112,081	2,195,667
Schlumberger NV	180,866	5,977,621
		12,909,575
Packaging & Containers — 0.1%
Amcor PLC	294,932	2,686,831
Ball Corp.	38,530	2,064,437
Packaging Corp. of America	11,513	2,223,966
Smurfit WestRock PLC	63,836	2,766,014
		9,741,248
Pharmaceuticals — 4.3%
AbbVie, Inc.	225,788	42,021,405
Becton Dickinson & Co.	37,073	6,398,429
Bristol-Myers Squibb Co.	257,896	12,451,219
Cardinal Health, Inc.	31,189	4,816,829
Cencora, Inc.	22,283	6,489,701
CVS Health Corp.	159,690	10,226,547
Dexcom, Inc.†	48,212	4,136,590
Eli Lilly & Co.	100,776	74,339,432
Henry Schein, Inc.#†	16,098	1,126,699
Johnson & Johnson	307,932	47,794,126
McKesson Corp.	15,914	11,450,282
Merck & Co., Inc.	323,539	24,860,737
Pfizer, Inc.	723,230	16,988,673

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	154,107	$ 1,354,600
Zoetis, Inc.	56,631	9,549,685
		274,004,954
Pipelines — 0.4%
Kinder Morgan, Inc.	249,586	6,998,391
ONEOK, Inc.	80,106	6,475,769
Targa Resources Corp.	26,975	4,260,162
Williams Cos., Inc.	154,070	9,322,776
		27,057,098
Private Equity — 0.4%
Blackstone, Inc.	93,154	12,926,049
KKR & Co., Inc.	85,609	10,398,069
		23,324,118
Real Estate — 0.1%
CBRE Group, Inc., Class A†	38,163	4,771,138
CoStar Group, Inc.†	54,411	4,002,473
		8,773,611
REITS — 2.0%
Alexandria Real Estate Equities, Inc.	19,891	1,396,149
American Tower Corp.	59,430	12,756,650
AvalonBay Communities, Inc.	18,343	3,792,782
BXP, Inc.#	18,789	1,265,063
Camden Property Trust	13,774	1,618,307
Crown Castle, Inc.	56,112	5,630,839
Digital Realty Trust, Inc.	40,856	7,007,621
Equinix, Inc.	12,345	10,972,483
Equity Residential	44,122	3,094,717
Essex Property Trust, Inc.	8,299	2,356,086
Extra Space Storage, Inc.	27,370	4,136,976
Federal Realty Investment Trust	9,957	950,694
Healthpeak Properties, Inc.	90,322	1,572,506
Host Hotels & Resorts, Inc.	90,253	1,398,019
Invitation Homes, Inc.	73,558	2,478,905
Iron Mountain, Inc.	37,926	3,743,676
Kimco Realty Corp.	87,730	1,865,140
Mid-America Apartment Communities, Inc.	15,094	2,364,475
Prologis, Inc.	117,914	12,805,460
Public Storage	20,349	6,275,835
Realty Income Corp.	113,000	6,398,060
Regency Centers Corp.	21,075	1,520,561
SBA Communications Corp.	13,883	3,219,329
Simon Property Group, Inc.	39,598	6,457,246
UDR, Inc.	38,874	1,610,550
Ventas, Inc.	56,440	3,627,963
VICI Properties, Inc.	136,106	4,315,921
Welltower, Inc.	77,371	11,936,798
Weyerhaeuser Co.	93,681	2,427,275
		128,996,086
Retail — 4.8%
AutoZone, Inc.†	2,116	7,899,113
Best Buy Co., Inc.	25,120	1,664,954
CarMax, Inc.†	19,858	1,280,047
Chipotle Mexican Grill, Inc.†	174,990	8,763,499
Costco Wholesale Corp.	56,774	59,055,179
Darden Restaurants, Inc.	15,125	3,239,926
Dollar General Corp.	28,396	2,761,511
Dollar Tree, Inc.†	26,099	2,355,696
Domino's Pizza, Inc.	4,459	2,112,763
Security Description	Shares or Principal Amount	Value

Retail (continued)
Genuine Parts Co.	17,952	$ 2,271,287
Home Depot, Inc.	127,050	46,791,245
Lowe's Cos., Inc.	72,074	16,269,264
Lululemon Athletica, Inc.†	13,866	4,390,946
McDonald's Corp.	91,655	28,765,922
O'Reilly Automotive, Inc.†	7,282	9,958,135
Ross Stores, Inc.	42,599	5,967,694
Starbucks Corp.	144,363	12,119,274
Target Corp.	59,161	5,561,726
TJX Cos., Inc.	143,704	18,236,038
Tractor Supply Co.	68,971	3,338,196
Ulta Beauty, Inc.†	5,988	2,823,102
Walgreens Boots Alliance, Inc.#	92,605	1,041,806
Walmart, Inc.	554,831	54,772,916
Williams-Sonoma, Inc.	15,894	2,571,013
Yum! Brands, Inc.	36,032	5,186,446
		309,197,698
Semiconductors — 11.4%
Advanced Micro Devices, Inc.†	207,258	22,949,678
Analog Devices, Inc.	63,189	13,521,182
Applied Materials, Inc.	103,758	16,264,066
Broadcom, Inc.	599,509	145,123,144
Intel Corp.	549,970	10,751,913
KLA Corp.	16,909	12,798,084
Lam Research Corp.	163,418	13,202,540
Microchip Technology, Inc.	69,439	4,030,240
Micron Technology, Inc.	141,884	13,402,363
Monolithic Power Systems, Inc.	6,175	4,087,233
NVIDIA Corp.	3,132,253	423,261,348
NXP Semiconductors NV	32,814	6,271,740
ON Semiconductor Corp.†	54,410	2,286,308
QUALCOMM, Inc.	141,457	20,539,556
Skyworks Solutions, Inc.	20,754	1,432,649
Teradyne, Inc.	21,027	1,652,722
Texas Instruments, Inc.	116,495	21,301,111
		732,875,877
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,053	1,127,122
Software — 11.2%
Adobe, Inc.†	55,676	23,110,551
Akamai Technologies, Inc.†	19,396	1,472,738
ANSYS, Inc.†	11,291	3,735,289
Autodesk, Inc.†	27,102	8,025,444
Broadridge Financial Solutions, Inc.	15,108	3,668,676
Cadence Design Systems, Inc.†	34,804	9,991,184
Dayforce, Inc.#†	20,529	1,212,853
Electronic Arts, Inc.	29,330	4,217,067
Fair Isaac Corp.†	3,153	5,442,961
Fidelity National Information Services, Inc.	68,390	5,444,528
Fiserv, Inc.†	72,307	11,770,857
Intuit, Inc.	35,801	26,974,980
Jack Henry & Associates, Inc.	9,412	1,705,172
Microsoft Corp.	950,801	437,710,748
MSCI, Inc.	10,026	5,654,865
Oracle Corp.	207,483	34,344,661
Palantir Technologies, Inc., Class A†	261,568	34,469,431
Paychex, Inc.	41,375	6,533,526
Paycom Software, Inc.	6,080	1,575,267
PTC, Inc.†	15,536	2,615,020
Roper Technologies, Inc.	13,510	7,704,348
Salesforce, Inc.	122,400	32,481,288

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	26,347	$ 26,639,188
Synopsys, Inc.†	19,582	9,085,656
Take-Two Interactive Software, Inc.†	21,193	4,795,552
Tyler Technologies, Inc.†	5,526	3,188,447
Workday, Inc., Class A†	27,630	6,844,227
		720,414,524
Telecommunications — 1.9%
Arista Networks, Inc.†	131,365	11,381,463
AT&T, Inc.	918,084	25,522,735
Cisco Systems, Inc.	508,119	32,031,822
Corning, Inc.	99,533	4,935,841
Juniper Networks, Inc.	42,748	1,535,936
Motorola Solutions, Inc.	21,578	8,963,070
T-Mobile US, Inc.	61,119	14,803,022
Verizon Communications, Inc.	538,418	23,668,855
		122,842,744
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	16,931	1,129,467
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	15,327	1,470,932
CSX Corp.	242,759	7,668,757
Expeditors International of Washington, Inc.	18,073	2,037,369
FedEx Corp.	28,609	6,239,623
JB Hunt Transport Services, Inc.	10,257	1,424,185
Norfolk Southern Corp.	29,236	7,224,800
Old Dominion Freight Line, Inc.	24,257	3,885,244
Union Pacific Corp.	77,173	17,106,167
United Parcel Service, Inc., Class B	92,468	9,019,329
		56,076,406
Water — 0.1%
American Water Works Co., Inc.	25,163	3,597,554
Total Common Stocks (cost $2,000,854,822)		6,415,940,283
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares Core S&P 500 ETF (cost $2,740)	5	2,961
Total Long-Term Investment Securities (cost $2,000,857,562)		6,415,943,244
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(2)	24,049,231	24,049,231
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(2)(3)	722,978	$ 722,978
Total Short-Term Investments (cost $24,772,209)		24,772,209
TOTAL INVESTMENTS (cost $2,025,629,771)(4)	100.2%	6,440,715,453
Other assets less liabilities	(0.2)	(11,096,536)
NET ASSETS	100.0%	$6,429,618,917
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
LKQ Corp.		33,564	$1,146,382	$1,358,335	$40.47	0.0%
(2)	The rate shown is the 7-day yield as of May 31, 2025.
(3)	At May 31, 2025, the Fund had loaned securities with a total value of $19,225,588. This was secured by collateral of $722,978, which was received in cash and subsequently invested in short-term investments currently valued at $722,978 as reported in the Portfolio of Investments. Additional collateral of $19,078,810 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$130,144
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	841,124
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	64,579
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	354,221
United States Treasury Bills	0.00%	11/28/2025	830
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 05/15/2054	17,687,912
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
104	Long	S&P 500 E-Mini Index	June 2025	$30,990,782	$30,763,200	$(227,582)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,415,940,283	$—	$—	$6,415,940,283
Unaffiliated Investment Companies	2,961	—	—	2,961
Short-Term Investments	24,772,209	—	—	24,772,209
Total Investments at Value	$6,440,715,453	$—	$—	$6,440,715,453
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$227,582	$—	$—	$227,582
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	9,873	$ 236,557
Omnicom Group, Inc.	4,045	297,065
		533,622
Aerospace/Defense — 1.1%
Boeing Co.†	657	136,209
Curtiss-Wright Corp.	991	436,149
General Dynamics Corp.	2,330	648,882
General Electric Co.	7,422	1,825,144
HEICO Corp., Class A	981	231,359
Howmet Aerospace, Inc.	3,192	542,289
L3Harris Technologies, Inc.	1,391	339,877
Lockheed Martin Corp.	1,732	835,482
Northrop Grumman Corp.	787	381,514
RTX Corp.	10,171	1,388,138
Spirit AeroSystems Holdings, Inc., Class A†	3,397	126,980
TransDigm Group, Inc.	398	584,435
		7,476,458
Agriculture — 0.7%
Altria Group, Inc.	17,473	1,059,039
Archer-Daniels-Midland Co.	4,986	240,674
Bunge Global SA	3,412	266,648
Darling Ingredients, Inc.†	17,827	555,489
Philip Morris International, Inc.	13,672	2,469,026
		4,590,876
Airlines — 0.2%
Alaska Air Group, Inc.†	2,192	111,639
American Airlines Group, Inc.†	11,886	135,619
Delta Air Lines, Inc.	15,162	733,689
United Airlines Holdings, Inc.†	7,365	585,112
		1,566,059
Apparel — 0.7%
Birkenstock Holding PLC†	2,574	138,430
Capri Holdings, Ltd.#†	25,796	467,424
Carter's, Inc.	11,209	351,626
Columbia Sportswear Co.#	6,645	423,818
Deckers Outdoor Corp.†	3,354	353,914
NIKE, Inc., Class B	9,736	589,904
PVH Corp.	4,845	405,866
Ralph Lauren Corp.	1,121	310,304
Skechers USA, Inc., Class A†	7,815	484,843
Tapestry, Inc.	11,017	865,385
Under Armour, Inc., Class A#†	56,025	375,928
Under Armour, Inc., Class C#†	59,328	373,766
		5,141,208
Auto Manufacturers — 1.3%
Cummins, Inc.	1,312	421,782
Ford Motor Co.	53,627	556,648
General Motors Co.	1,474	73,125
Lucid Group, Inc.#†	154,972	345,588
Rivian Automotive, Inc., Class A#†	36,783	534,457
Tesla, Inc.†	20,872	7,231,313
		9,162,913
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	8,944	925,883
Aptiv PLC†	7,820	522,454
BorgWarner, Inc.	15,874	525,271
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Gentex Corp.	11,699	$ 252,347
Lear Corp.	5,454	493,151
		2,719,106
Banks — 3.3%
Bank of America Corp.	58,596	2,585,842
Bank of New York Mellon Corp.	13,957	1,236,730
Bank OZK	5,562	246,563
Citigroup, Inc.	18,413	1,386,867
Citizens Financial Group, Inc.	6,181	249,403
Comerica, Inc.	3,643	207,979
Commerce Bancshares, Inc.	4,396	276,992
Fifth Third Bancorp	2,619	100,020
First Horizon Corp.	11,556	229,733
FNB Corp.	14,502	201,143
Huntington Bancshares, Inc.	9,786	152,955
JPMorgan Chase & Co.	31,058	8,199,312
M&T Bank Corp.	1,071	195,607
Morgan Stanley	9,534	1,220,638
Northern Trust Corp.	5,060	540,104
NU Holdings, Ltd., Class A†	19,023	228,466
PNC Financial Services Group, Inc.	2,364	410,887
Popular, Inc.	4,858	502,949
Prosperity Bancshares, Inc.	3,109	216,542
Regions Financial Corp.	7,101	152,245
State Street Corp.	8,992	865,750
Synovus Financial Corp.#	2,105	100,682
Truist Financial Corp.	2,885	113,958
US Bancorp	3,492	152,216
Wells Fargo & Co.	31,866	2,382,939
Western Alliance Bancorp	3,033	219,620
Wintrust Financial Corp.	2,165	258,523
Zions Bancorp NA	5,228	247,598
		22,882,263
Beverages — 0.9%
Boston Beer Co., Inc., Class A†	1,934	444,530
Coca-Cola Co.	29,153	2,101,931
Coca-Cola Consolidated, Inc.	2,530	290,065
Keurig Dr Pepper, Inc.	11,313	380,909
Molson Coors Beverage Co., Class B	16,217	869,069
Monster Beverage Corp.†	8,873	567,428
PepsiCo, Inc.	12,983	1,706,615
		6,360,547
Biotechnology — 1.3%
Alnylam Pharmaceuticals, Inc.†	1,189	362,122
Amgen, Inc.	2,673	770,305
Biogen, Inc.†	6,557	851,033
Bio-Rad Laboratories, Inc., Class A†	871	197,656
Corteva, Inc.	2,492	176,434
Exelixis, Inc.†	17,733	763,228
Gilead Sciences, Inc.	17,320	1,906,585
Illumina, Inc.†	1,720	141,453
Incyte Corp.†	8,880	577,733
Regeneron Pharmaceuticals, Inc.	1,336	655,014
Roivant Sciences, Ltd.#†	11,403	125,319
Royalty Pharma PLC, Class A	13,222	434,739
United Therapeutics Corp.†	2,669	851,011
Vertex Pharmaceuticals, Inc.†	2,874	1,270,452
		9,083,084
Building Materials — 0.8%
Armstrong World Industries, Inc.	1,628	253,366

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Builders FirstSource, Inc.†	9,284	$ 999,701
Carrier Global Corp.	1,180	84,016
CRH PLC	1,324	120,696
Fortune Brands Innovations, Inc.	3,075	154,980
Johnson Controls International PLC	3,631	368,075
Lennox International, Inc.	978	552,032
Martin Marietta Materials, Inc.	295	161,527
Masco Corp.	10,220	637,932
Mohawk Industries, Inc.†	3,210	322,958
Owens Corning	4,911	657,828
Simpson Manufacturing Co., Inc.	861	134,058
Trane Technologies PLC	1,725	742,216
Trex Co., Inc.†	3,023	168,895
Vulcan Materials Co.	440	116,631
		5,474,911
Chemicals — 1.0%
Air Products & Chemicals, Inc.	656	182,965
Axalta Coating Systems, Ltd.†	3,736	115,069
Celanese Corp.	11,834	625,190
CF Industries Holdings, Inc.	4,102	372,092
Dow, Inc.	4,258	118,117
Eastman Chemical Co.	841	65,909
Ecolab, Inc.	1,906	506,272
FMC Corp.	11,548	468,387
International Flavors & Fragrances, Inc.	2,078	159,092
Linde PLC	2,934	1,371,880
LyondellBasell Industries NV, Class A	2,534	143,146
NewMarket Corp.	493	317,521
Olin Corp.	28,962	562,152
PPG Industries, Inc.	1,605	177,834
RPM International, Inc.	4,587	522,184
Sherwin-Williams Co.	2,626	942,235
Westlake Corp.	789	56,043
		6,706,088
Commercial Services — 2.1%
ADT, Inc.	106,894	889,358
Automatic Data Processing, Inc.	2,995	974,962
Avis Budget Group, Inc.#†	2,247	273,662
Block, Inc.†	3,282	202,664
Booz Allen Hamilton Holding Corp.	1,264	134,300
Cintas Corp.	6,168	1,397,052
Clarivate PLC#†	134,124	566,003
Corpay, Inc.†	1,201	390,457
Dun & Bradstreet Holdings, Inc.	58,655	528,482
Euronet Worldwide, Inc.†	1,537	166,426
FTI Consulting, Inc.†	1,409	231,301
Global Payments, Inc.	2,832	214,128
Grand Canyon Education, Inc.†	5,610	1,109,911
GXO Logistics, Inc.†	9,518	391,571
H&R Block, Inc.	14,763	840,753
ManpowerGroup, Inc.	6,746	282,995
Moody's Corp.	2,667	1,278,346
Morningstar, Inc.	767	236,558
PayPal Holdings, Inc.†	2,451	172,256
Quanta Services, Inc.	1,037	355,235
Robert Half, Inc.	11,451	524,341
Rollins, Inc.	16,173	925,904
S&P Global, Inc.	1,906	977,511
Service Corp. International	3,291	256,698
Valvoline, Inc.†	3,598	124,455
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Verisk Analytics, Inc.	2,079	$ 653,097
Vestis Corp.	84,114	518,142
WEX, Inc.†	978	130,006
		14,746,574
Computers — 7.6%
Accenture PLC, Class A	8,371	2,652,100
Amdocs, Ltd.	12,157	1,115,526
Amentum Holdings, Inc.†	131	2,698
Apple, Inc.	172,609	34,668,518
CACI International, Inc., Class A†	1,677	717,756
Cognizant Technology Solutions Corp., Class A	16,965	1,373,995
Crane NXT Co.#	6,860	367,765
Crowdstrike Holdings, Inc., Class A†	1,351	636,821
DXC Technology Co.†	83,315	1,266,388
EPAM Systems, Inc.†	3,216	561,160
Fortinet, Inc.†	8,537	868,896
Gartner, Inc.†	2,222	969,725
Genpact, Ltd.	16,351	703,911
Globant SA#†	3,021	296,330
Hewlett Packard Enterprise Co.	33,558	579,882
HP, Inc.	17,377	432,687
International Business Machines Corp.	10,377	2,688,266
Kyndryl Holdings, Inc.†	8,163	318,684
Leidos Holdings, Inc.	3,080	457,442
NetApp, Inc.	4,720	468,035
Okta, Inc.†	2,197	226,664
Parsons Corp.†	4,635	300,533
Pure Storage, Inc., Class A†	9,357	501,442
Science Applications International Corp.	4,784	552,743
Zscaler, Inc.†	550	151,635
		52,879,602
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	16,341	1,518,732
Coty, Inc., Class A†	133,172	656,538
e.l.f. Beauty, Inc.†	5,603	630,281
Estee Lauder Cos., Inc., Class A	4,072	272,580
Kenvue, Inc.	8,056	192,297
Perrigo Co. PLC	8,278	221,602
Procter & Gamble Co.	25,129	4,269,166
		7,761,196
Distribution/Wholesale — 0.7%
Copart, Inc.†	2,709	139,459
Core & Main, Inc., Class A†	6,142	336,643
Fastenal Co.	23,358	965,620
LKQ Corp.(1)	18,871	763,709
Pool Corp.#	806	242,276
Watsco, Inc.#	619	274,570
WESCO International, Inc.	4,255	714,372
WW Grainger, Inc.	983	1,069,071
		4,505,720
Diversified Financial Services — 4.6%
Affiliated Managers Group, Inc.	2,682	472,032
Ally Financial, Inc.	18,759	656,565
American Express Co.	4,554	1,339,104
Ameriprise Financial, Inc.	2,740	1,395,318
Apollo Global Management, Inc.	3,458	451,926
Ares Management Corp., Class A	1,866	308,823
Blackrock, Inc.	971	951,473
Capital One Financial Corp.	11,872	2,245,589
Cboe Global Markets, Inc.	1,986	455,032

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Charles Schwab Corp.	5,926	$ 523,503
CME Group, Inc.	3,353	969,017
Coinbase Global, Inc., Class A†	745	183,732
Evercore, Inc., Class A	629	145,607
Franklin Resources, Inc.	10,930	236,525
Interactive Brokers Group, Inc., Class A	1,068	223,938
Intercontinental Exchange, Inc.	4,614	829,597
Invesco, Ltd.	29,429	425,543
Janus Henderson Group PLC	9,194	334,018
Jefferies Financial Group, Inc.	9,405	457,083
Lazard, Inc.	7,255	314,867
LPL Financial Holdings, Inc.	2,752	1,065,464
Mastercard, Inc., Class A	8,560	5,012,736
Nasdaq, Inc.	4,190	350,033
OneMain Holdings, Inc.	14,844	769,513
Raymond James Financial, Inc.	3,407	500,761
SEI Investments Co.	4,843	412,914
SLM Corp.	16,570	536,371
SoFi Technologies, Inc.#†	9,591	127,560
Stifel Financial Corp.	6,060	570,973
Synchrony Financial	16,220	935,083
T. Rowe Price Group, Inc.	3,302	309,034
Tradeweb Markets, Inc., Class A	2,357	340,469
Virtu Financial, Inc., Class A	8,925	358,696
Visa, Inc., Class A	17,153	6,264,104
Voya Financial, Inc.	10,411	692,540
Western Union Co.	106,999	992,951
		32,158,494
Electric — 1.9%
Alliant Energy Corp.	5,457	339,589
Ameren Corp.	2,997	290,349
American Electric Power Co., Inc.	4,430	458,461
CenterPoint Energy, Inc.	9,139	340,336
Clearway Energy, Inc., Class A	16,422	473,775
Clearway Energy, Inc., Class C	14,629	450,134
CMS Energy Corp.	5,381	377,908
Consolidated Edison, Inc.	2,525	263,837
Constellation Energy Corp.	1,551	474,839
Dominion Energy, Inc.	3,470	196,645
DTE Energy Co.	2,608	356,383
Duke Energy Corp.	7,157	842,522
Edison International	3,065	170,567
Entergy Corp.	3,248	270,493
Evergy, Inc.	6,126	406,828
Eversource Energy	1,950	126,379
Exelon Corp.	12,485	547,093
FirstEnergy Corp.	7,269	304,862
IDACORP, Inc.	2,964	352,568
NextEra Energy, Inc.	6,459	456,264
NRG Energy, Inc.	9,300	1,449,870
OGE Energy Corp.	8,369	372,169
PG&E Corp.	19,961	336,942
Pinnacle West Capital Corp.	3,473	316,842
PPL Corp.	7,673	266,637
Public Service Enterprise Group, Inc.	4,107	332,790
Sempra	2,998	235,613
Southern Co.	8,185	736,650
Vistra Corp.	6,874	1,103,758
WEC Energy Group, Inc.	3,197	343,486
Xcel Energy, Inc.	5,913	414,501
		13,409,090
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.3%
Acuity, Inc.	4,237	$ 1,101,154
AMETEK, Inc.	1,938	346,398
Eaton Corp. PLC	336	107,587
Emerson Electric Co.	605	72,225
Generac Holdings, Inc.†	1,895	231,437
Littelfuse, Inc.	1,621	332,402
		2,191,203
Electronics — 1.2%
Allegion PLC	2,404	343,051
Amphenol Corp., Class A	6,927	622,945
Arrow Electronics, Inc.†	10,616	1,256,722
Avnet, Inc.	24,014	1,200,940
Fortive Corp.	4,031	282,936
Garmin, Ltd.	2,016	409,188
Honeywell International, Inc.	3,462	784,732
Jabil, Inc.	2,699	453,459
Keysight Technologies, Inc.†	953	149,659
Mettler-Toledo International, Inc.†	472	545,405
nVent Electric PLC	4,041	265,898
Sensata Technologies Holding PLC	32,734	853,048
TD SYNNEX Corp.	8,066	978,728
Trimble, Inc.†	2,496	177,890
Vontier Corp.	9,290	332,117
		8,656,718
Engineering & Construction — 0.3%
AECOM	5,685	624,497
EMCOR Group, Inc.	996	469,973
Jacobs Solutions, Inc.	2,147	271,166
MasTec, Inc.†	3,439	536,243
		1,901,879
Entertainment — 0.2%
Churchill Downs, Inc.	2,222	212,134
Liberty Media Corp.-Liberty Live, Class A†	1,716	123,312
Liberty Media Corp.-Liberty Live, Class C†	2,541	185,366
Live Nation Entertainment, Inc.#†	1,553	213,056
Madison Square Garden Sports Corp.†	1,979	375,792
TKO Group Holdings, Inc.#	1,259	198,683
Vail Resorts, Inc.	429	68,713
		1,377,056
Environmental Control — 0.3%
Clean Harbors, Inc.†	303	68,717
Pentair PLC	1,388	137,662
Republic Services, Inc.	2,671	687,221
Veralto Corp.	4,862	491,208
Waste Management, Inc.	3,673	885,083
		2,269,891
Food — 1.5%
Albertsons Cos., Inc., Class A	36,606	813,751
Conagra Brands, Inc.	24,730	566,070
Flowers Foods, Inc.	38,608	652,475
General Mills, Inc.	4,118	223,443
Grocery Outlet Holding Corp.†	11,557	156,944
Hershey Co.	1,512	242,963
Hormel Foods Corp.	4,671	143,306
Ingredion, Inc.	4,950	688,644
J.M. Smucker Co.	1,419	159,794
Kellanova	2,200	181,786
Kraft Heinz Co.	18,883	504,743
Kroger Co.	23,026	1,571,064

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
McCormick & Co., Inc.	3,173	$ 230,772
Mondelez International, Inc., Class A	6,189	417,696
Performance Food Group Co.†	4,126	369,524
Pilgrim's Pride Corp.#	10,455	513,968
Post Holdings, Inc.†	8,943	989,006
Seaboard Corp.	59	157,954
Smithfield Foods, Inc.	9,081	212,314
Sysco Corp.	8,864	647,072
Tyson Foods, Inc., Class A	6,622	371,891
US Foods Holding Corp.†	11,700	925,704
		10,740,884
Food Service — 0.0%
Aramark	6,752	273,456
Forest Products & Paper — 0.0%
International Paper Co.	3,437	164,323
Gas — 0.3%
Atmos Energy Corp.	2,376	367,520
MDU Resources Group, Inc.	12,679	217,952
National Fuel Gas Co.	3,583	295,741
NiSource, Inc.	6,495	256,812
UGI Corp.#	24,794	894,071
		2,032,096
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	1,187	229,791
MSA Safety, Inc.	2,656	432,848
Regal Rexnord Corp.	4,535	605,151
Snap-on, Inc.	2,052	658,179
		1,925,969
Healthcare-Products — 2.0%
Abbott Laboratories	13,705	1,830,714
Agilent Technologies, Inc.	1,654	185,116
Align Technology, Inc.†	1,460	264,172
Avantor, Inc.†	25,115	324,235
Baxter International, Inc.	2,944	89,792
Boston Scientific Corp.†	11,793	1,241,331
Cooper Cos., Inc.†	1,416	96,685
Danaher Corp.	2,926	555,647
Dentsply Sirona, Inc.	30,642	489,659
Edwards Lifesciences Corp.†	1,498	117,174
Enovis Corp.†	1,979	61,943
Envista Holdings Corp.†	41,498	758,168
Hologic, Inc.†	4,995	310,539
IDEXX Laboratories, Inc.†	1,324	679,689
Inspire Medical Systems, Inc.†	1,946	268,937
Insulet Corp.†	1,479	480,719
Intuitive Surgical, Inc.†	1,364	753,392
Medtronic PLC	8,644	717,279
Natera, Inc.†	2,993	472,086
Penumbra, Inc.†	1,301	347,328
QIAGEN NV#	9,863	445,117
ResMed, Inc.	1,472	360,331
STERIS PLC	1,474	361,440
Stryker Corp.	2,624	1,004,047
Teleflex, Inc.	3,057	373,779
Thermo Fisher Scientific, Inc.	2,667	1,074,321
Waters Corp.†	501	174,969
Zimmer Biomet Holdings, Inc.	2,737	252,269
		14,090,878
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.6%
Amedisys, Inc.†	6,529	$ 614,183
Centene Corp.†	5,641	318,378
Charles River Laboratories International, Inc.†	3,062	415,299
Chemed Corp.	1,012	581,738
Cigna Group	4,154	1,315,323
DaVita, Inc.†	2,926	398,697
Elevance Health, Inc.	939	360,426
Encompass Health Corp.	3,100	374,790
Fortrea Holdings, Inc.†	112,124	482,133
HCA Healthcare, Inc.	1,633	622,810
Humana, Inc.	1,845	430,125
IQVIA Holdings, Inc.†	946	132,752
Labcorp Holdings, Inc.	1,693	421,506
Quest Diagnostics, Inc.	2,922	506,499
Tenet Healthcare Corp.†	3,799	641,157
UnitedHealth Group, Inc.	9,349	2,822,557
Universal Health Services, Inc., Class B	3,172	603,790
		11,042,163
Home Builders — 0.4%
D.R. Horton, Inc.	1,566	184,882
Lennar Corp., Class A	3,837	407,029
Lennar Corp., Class B#	3,863	391,322
NVR, Inc.†	60	426,956
PulteGroup, Inc.	3,095	303,403
Thor Industries, Inc.#	5,543	450,036
Toll Brothers, Inc.	3,624	377,802
		2,541,430
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	7,260	539,128
Leggett & Platt, Inc.	18,775	170,101
SharkNinja, Inc.†	2,276	209,233
Somnigroup International, Inc.#	3,469	225,693
		1,144,155
Household Products/Wares — 0.3%
Avery Dennison Corp.	1,376	244,557
Church & Dwight Co., Inc.	4,268	419,587
Clorox Co.	4,668	615,616
Kimberly-Clark Corp.	6,076	873,486
Reynolds Consumer Products, Inc.	7,431	164,076
		2,317,322
Housewares — 0.0%
Newell Brands, Inc.	13,826	73,278
Insurance — 5.1%
Aflac, Inc.	9,153	947,702
Allstate Corp.	2,001	419,950
American Financial Group, Inc.	2,300	285,154
American International Group, Inc.	3,687	312,068
Aon PLC, Class A	2,343	871,783
Arch Capital Group, Ltd.	5,599	532,129
Arthur J. Gallagher & Co.	3,016	1,047,879
Assurant, Inc.	1,489	302,237
Assured Guaranty, Ltd.	3,132	264,811
Axis Capital Holdings, Ltd.	5,456	566,333
Berkshire Hathaway, Inc., Class B†	20,627	10,395,183
Brighthouse Financial, Inc.†	7,246	433,383
Brown & Brown, Inc.	4,201	474,293
Chubb, Ltd.	4,387	1,303,816
Cincinnati Financial Corp.	2,493	375,994
CNA Financial Corp.	8,130	389,508

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Equitable Holdings, Inc.	10,860	$ 574,168
Everest Group, Ltd.	1,045	362,814
Fidelity National Financial, Inc.	8,426	461,492
First American Financial Corp.	5,052	281,952
Globe Life, Inc.	2,734	333,193
Hanover Insurance Group, Inc.	1,385	243,732
Hartford Insurance Group, Inc.	7,453	967,698
Kemper Corp.	5,802	369,761
Kinsale Capital Group, Inc.	318	150,093
Lincoln National Corp.	14,666	486,031
Loews Corp.	8,496	758,608
Markel Group, Inc.†	263	510,667
Marsh & McLennan Cos., Inc.	6,816	1,592,627
MetLife, Inc.	4,961	389,835
MGIC Investment Corp.	24,341	643,819
Old Republic International Corp.	20,062	758,344
Primerica, Inc.	1,755	474,903
Principal Financial Group, Inc.	4,935	384,387
Progressive Corp.	4,990	1,421,801
Prudential Financial, Inc.	3,582	372,134
Reinsurance Group of America, Inc.	2,069	420,607
RenaissanceRe Holdings, Ltd.	1,868	465,917
RLI Corp.	3,385	260,205
Ryan Specialty Holdings, Inc.	3,509	251,139
Travelers Cos., Inc.	2,986	823,240
Unum Group	14,858	1,214,047
W.R. Berkley Corp.	5,763	430,438
White Mountains Insurance Group, Ltd.	160	285,568
Willis Towers Watson PLC	1,370	433,674
		35,045,117
Internet — 10.8%
Alphabet, Inc., Class A	62,338	10,705,928
Alphabet, Inc., Class C	51,620	8,922,517
Amazon.com, Inc.†	105,706	21,670,787
Angi, Inc.†	56,498	884,194
Booking Holdings, Inc.	339	1,870,917
CDW Corp.	2,743	494,727
Coupang, Inc.†	17,517	491,352
DoorDash, Inc., Class A†	2,664	555,844
eBay, Inc.	6,350	464,629
Etsy, Inc.†	8,528	472,025
Expedia Group, Inc.	3,288	548,274
F5, Inc.†	2,299	656,089
Gen Digital, Inc.	25,247	719,035
GoDaddy, Inc., Class A†	4,241	772,498
IAC, Inc.†	17,729	637,535
Lyft, Inc., Class A†	29,888	455,493
Match Group, Inc.	9,367	280,448
Meta Platforms, Inc., Class A	23,992	15,534,580
Netflix, Inc.†	3,277	3,956,093
Palo Alto Networks, Inc.†	3,909	752,170
Pinterest, Inc., Class A†	11,825	367,876
Robinhood Markets, Inc., Class A†	3,597	237,941
Spotify Technology SA†	1,251	832,090
TripAdvisor, Inc.†	17,614	250,823
Uber Technologies, Inc.†	7,956	669,577
VeriSign, Inc.	4,662	1,270,255
Wayfair, Inc., Class A#†	13,575	559,833
		75,033,530
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.1%
Reliance, Inc.	1,752	$ 513,021
Leisure Time — 0.3%
Carnival Corp.†	22,472	521,800
Harley-Davidson, Inc.	17,845	432,027
Norwegian Cruise Line Holdings, Ltd.†	18,163	320,577
Planet Fitness, Inc., Class A†	1,814	186,533
Royal Caribbean Cruises, Ltd.	1,068	274,444
YETI Holdings, Inc.†	12,953	395,844
		2,131,225
Lodging — 0.4%
Boyd Gaming Corp.	7,007	525,315
Choice Hotels International, Inc.#	1,877	237,778
Hilton Worldwide Holdings, Inc.	1,862	462,595
Hyatt Hotels Corp., Class A#	573	75,653
Marriott International, Inc., Class A	1,415	373,319
MGM Resorts International#†	20,815	658,795
Travel & Leisure Co.	3,615	175,581
Wyndham Hotels & Resorts, Inc.	2,788	230,791
Wynn Resorts, Ltd.#	968	87,643
		2,827,470
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.	1,633	205,105
Caterpillar, Inc.	3,068	1,067,756
GE Vernova, Inc.	1,776	840,012
Vertiv Holdings Co., Class A	2,393	258,277
		2,371,150
Machinery-Diversified — 0.9%
CNH Industrial NV	38,435	480,822
Deere & Co.	1,209	612,068
Dover Corp.	1,723	306,263
Esab Corp.	2,120	260,739
Flowserve Corp.	2,964	147,933
Gates Industrial Corp. PLC†	44,477	940,689
Graco, Inc.	5,150	435,999
IDEX Corp.	1,139	206,057
Ingersoll Rand, Inc.	2,550	208,182
Middleby Corp.†	1,979	289,191
Nordson Corp.	994	210,718
Otis Worldwide Corp.	5,975	569,716
Toro Co.	1,718	130,190
Westinghouse Air Brake Technologies Corp.	4,564	923,389
Xylem, Inc.	1,556	196,118
		5,918,074
Media — 1.8%
Charter Communications, Inc., Class A#†	1,347	533,776
Comcast Corp., Class A	40,815	1,410,974
FactSet Research Systems, Inc.	949	434,889
Fox Corp., Class A	18,887	1,037,652
Fox Corp., Class B	18,427	926,509
Liberty Global, Ltd., Class A†	61,873	595,837
Liberty Global, Ltd., Class C†	79,679	787,228
Liberty Media Corp.-Liberty Formula One, Class A†	1,460	128,655
Liberty Media Corp.-Liberty Formula One, Class C†	2,983	287,949
New York Times Co., Class A	8,805	502,942
News Corp., Class A	25,911	731,727
News Corp., Class B#	24,940	816,037
Nexstar Media Group, Inc.	4,359	742,861
Paramount Global, Class A	4,243	96,104
Paramount Global, Class B	34,353	415,671

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Sirius XM Holdings, Inc.	35,020	$ 759,234
Walt Disney Co.	8,998	1,017,134
Warner Bros. Discovery, Inc.†	93,348	930,679
		12,155,858
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	658	72,354
Timken Co.	3,639	249,235
Valmont Industries, Inc.	852	270,970
		592,559
Mining — 0.1%
Alcoa Corp.	11,149	298,459
Newmont Corp.	4,270	225,114
Royal Gold, Inc.	812	144,634
		668,207
Miscellaneous Manufacturing — 0.6%
3M Co.	3,311	491,187
A.O. Smith Corp.	5,563	357,757
Axon Enterprise, Inc.†	487	365,425
Carlisle Cos., Inc.	1,172	445,571
Donaldson Co., Inc.	7,867	547,150
Illinois Tool Works, Inc.	3,411	835,968
ITT, Inc.	1,093	164,540
Parker-Hannifin Corp.	245	162,851
Teledyne Technologies, Inc.†	1,008	502,851
Textron, Inc.	7,421	549,377
		4,422,677
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	710	205,737
Oil & Gas — 1.7%
APA Corp.	17,625	299,801
Chevron Corp.	13,054	1,784,482
Civitas Resources, Inc.#	19,673	538,450
ConocoPhillips	7,051	601,803
EOG Resources, Inc.	4,019	436,343
EQT Corp.	4,094	225,702
Expand Energy Corp.	1,302	151,201
Exxon Mobil Corp.	40,001	4,092,102
Hess Corp.	849	112,229
HF Sinclair Corp.	16,087	581,223
Marathon Petroleum Corp.	6,404	1,029,379
Matador Resources Co.	2,967	127,611
Occidental Petroleum Corp.	7,651	312,008
Ovintiv, Inc.	8,880	318,082
Texas Pacific Land Corp.	146	162,648
Valero Energy Corp.	5,776	744,931
		11,517,995
Oil & Gas Services — 0.2%
Baker Hughes Co.	5,213	193,142
Halliburton Co.	25,353	496,665
NOV, Inc.	52,322	627,864
Schlumberger NV	5,525	182,601
		1,500,272
Packaging & Containers — 0.4%
Amcor PLC	53,419	486,647
AptarGroup, Inc.	1,807	286,229
Ardagh Group SA#†	10,044	97,929
Crown Holdings, Inc.	4,657	458,714
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Graphic Packaging Holding Co.#	5,001	$ 111,122
Packaging Corp. of America	1,764	340,752
Sealed Air Corp.	5,112	164,606
Silgan Holdings, Inc.	9,738	536,272
Smurfit WestRock PLC	3,596	155,815
Sonoco Products Co.	9,779	445,336
		3,083,422
Pharmaceuticals — 3.9%
AbbVie, Inc.	16,921	3,149,167
Becton Dickinson & Co.	1,698	293,058
BellRing Brands, Inc.†	5,799	365,047
Bristol-Myers Squibb Co.	30,906	1,492,142
Cardinal Health, Inc.	4,683	723,242
Cencora, Inc.	2,845	828,578
CVS Health Corp.	9,942	636,686
Dexcom, Inc.†	1,583	135,821
Elanco Animal Health, Inc.#†	89,370	1,201,133
Eli Lilly & Co.	7,913	5,837,183
Henry Schein, Inc.#†	10,421	729,366
Jazz Pharmaceuticals PLC†	6,805	735,416
Johnson & Johnson	26,767	4,154,506
McKesson Corp.	1,023	736,059
Merck & Co., Inc.	26,162	2,010,288
Neurocrine Biosciences, Inc.†	959	117,976
Organon & Co.#	33,859	312,180
Pfizer, Inc.	25,421	597,139
Premier, Inc., Class A#	40,905	939,997
Viatris, Inc.	113,243	995,406
Zoetis, Inc.	4,591	774,180
		26,764,570
Pipelines — 0.5%
Antero Midstream Corp.	20,176	378,905
Cheniere Energy, Inc.	2,810	665,942
DT Midstream, Inc.	4,734	495,839
Kinder Morgan, Inc.	18,697	524,264
ONEOK, Inc.	4,277	345,753
Targa Resources Corp.	2,201	347,604
Williams Cos., Inc.	10,843	656,110
		3,414,417
Private Equity — 0.1%
Blackstone, Inc.	3,639	504,948
KKR & Co., Inc.	2,416	293,447
		798,395
Real Estate — 0.1%
CBRE Group, Inc., Class A†	1,515	189,405
Jones Lang LaSalle, Inc.†	2,064	459,653
		649,058
REITS — 2.2%
AGNC Investment Corp.#	70,309	628,562
Agree Realty Corp.	4,835	364,075
Alexandria Real Estate Equities, Inc.	2,918	204,814
American Homes 4 Rent, Class A	5,902	223,391
American Tower Corp.	1,961	420,929
Americold Realty Trust, Inc.	21,890	362,717
Annaly Capital Management, Inc.	19,554	370,548
AvalonBay Communities, Inc.	1,392	287,824
Brixmor Property Group, Inc.	8,790	223,354
BXP, Inc.	3,819	257,133
Camden Property Trust	2,841	333,789

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Cousins Properties, Inc.	13,197	$ 370,440
Crown Castle, Inc.	1,042	104,565
CubeSmart	1,726	73,804
Digital Realty Trust, Inc.	864	148,193
EastGroup Properties, Inc.	730	123,772
EPR Properties	4,627	257,678
Equinix, Inc.	252	223,983
Equity LifeStyle Properties, Inc.	3,771	239,722
Equity Residential	2,967	208,105
Essex Property Trust, Inc.	460	130,594
Federal Realty Investment Trust	1,647	157,256
First Industrial Realty Trust, Inc.	3,633	179,579
Gaming & Leisure Properties, Inc.	6,455	301,449
Highwoods Properties, Inc.	16,195	480,991
Host Hotels & Resorts, Inc.	44,154	683,945
Invitation Homes, Inc.	5,024	169,309
Iron Mountain, Inc.	3,921	387,042
Kilroy Realty Corp.#	15,206	489,633
Mid-America Apartment Communities, Inc.	1,237	193,776
Millrose Properties, Inc.†	4,312	120,175
NNN REIT, Inc.	4,938	206,211
Omega Healthcare Investors, Inc.	6,886	254,782
Park Hotels & Resorts, Inc.	60,478	626,552
Public Storage	875	269,859
Rayonier, Inc.	5,086	120,538
Realty Income Corp.	8,392	475,155
Regency Centers Corp.	3,690	266,234
Rithm Capital Corp.	91,274	1,017,705
Simon Property Group, Inc.	1,071	174,648
STAG Industrial, Inc.	4,295	152,816
Starwood Property Trust, Inc.#	13,495	266,526
Sun Communities, Inc.	2,348	289,837
UDR, Inc.	3,532	146,331
Ventas, Inc.	4,758	305,844
VICI Properties, Inc.	11,359	360,194
Vornado Realty Trust	11,313	426,161
Welltower, Inc.	4,286	661,244
Weyerhaeuser Co.	3,557	92,162
WP Carey, Inc.	8,306	521,285
		15,355,231
Retail — 5.9%
Advance Auto Parts, Inc.	5,762	276,173
AutoNation, Inc.†	1,544	283,864
AutoZone, Inc.†	357	1,332,695
Bath & Body Works, Inc.	16,591	466,539
Best Buy Co., Inc.	8,494	562,982
BJ's Wholesale Club Holdings, Inc.†	3,924	444,236
Burlington Stores, Inc.†	1,727	394,222
CarMax, Inc.†	1,754	113,063
Carvana Co.†	777	254,203
Casey's General Stores, Inc.	2,300	1,006,848
Cava Group, Inc.†	949	77,125
Chipotle Mexican Grill, Inc.†	4,625	231,620
Costco Wholesale Corp.	4,842	5,036,552
Darden Restaurants, Inc.	649	139,022
Dick's Sporting Goods, Inc.	2,859	512,733
Dillard's, Inc., Class A#	972	384,931
Dollar General Corp.	4,659	453,088
Dollar Tree, Inc.†	5,188	468,269
Domino's Pizza, Inc.	1,074	508,883
Ferguson Enterprises, Inc.	2,653	483,748
Security Description	Shares or Principal Amount	Value

Retail (continued)
Floor & Decor Holdings, Inc., Class A†	1,674	$ 120,009
Gap, Inc.	45,095	1,006,069
Genuine Parts Co.	4,086	516,961
Home Depot, Inc.	11,172	4,114,536
Kohl's Corp.#	27,447	223,144
Lowe's Cos., Inc.	7,932	1,790,490
Lululemon Athletica, Inc.†	1,947	616,556
Macy's, Inc.	90,891	1,080,694
McDonald's Corp.	5,409	1,697,615
MSC Industrial Direct Co., Inc., Class A#	7,723	627,108
Murphy USA, Inc.	1,100	469,469
Ollie's Bargain Outlet Holdings, Inc.#†	1,019	113,568
O'Reilly Automotive, Inc.†	1,138	1,556,215
Penske Automotive Group, Inc.	5,151	845,691
Ross Stores, Inc.	3,462	484,992
Starbucks Corp.	2,214	185,865
Target Corp.	7,009	658,916
Texas Roadhouse, Inc.	1,493	291,449
TJX Cos., Inc.	14,555	1,847,030
Tractor Supply Co.	12,774	618,262
Ulta Beauty, Inc.†	1,422	670,416
Walmart, Inc.	52,678	5,200,372
Wendy's Co.#	17,093	194,860
Williams-Sonoma, Inc.	5,165	835,490
Wingstop, Inc.	1,573	537,494
Yum! Brands, Inc.	6,241	898,330
		40,632,397
Savings & Loans — 0.0%
TFS Financial Corp.#	15,465	204,293
Semiconductors — 8.7%
Advanced Micro Devices, Inc.†	3,373	373,492
Amkor Technology, Inc.	31,824	573,468
Analog Devices, Inc.	438	93,723
Applied Materials, Inc.	9,659	1,514,048
Broadcom, Inc.	43,141	10,443,142
Cirrus Logic, Inc.†	11,371	1,118,452
Intel Corp.	11,730	229,322
IPG Photonics Corp.†	3,630	240,524
KLA Corp.	1,164	881,008
Lam Research Corp.	13,967	1,128,394
Lattice Semiconductor Corp.†	4,032	181,198
MKS, Inc.	7,735	635,740
NVIDIA Corp.	276,797	37,403,579
ON Semiconductor Corp.†	13,888	583,574
Qorvo, Inc.†	12,715	966,594
QUALCOMM, Inc.	14,169	2,057,339
Skyworks Solutions, Inc.	8,934	616,714
Teradyne, Inc.	3,317	260,716
Texas Instruments, Inc.	5,579	1,020,120
		60,321,147
Software — 11.1%
Adobe, Inc.†	5,011	2,080,016
Akamai Technologies, Inc.†	7,520	570,994
ANSYS, Inc.†	1,552	513,433
Appfolio, Inc., Class A†	1,388	293,104
AppLovin Corp., Class A†	4,500	1,768,500
Atlassian Corp., Class A†	3,089	641,369
Autodesk, Inc.†	3,177	940,773
Bentley Systems, Inc., Class B	5,815	277,550
BILL Holdings, Inc.†	14,213	620,824
Broadridge Financial Solutions, Inc.	1,432	347,733

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc.†	2,237	$ 642,176
CCC Intelligent Solutions Holdings, Inc.†	55,649	488,598
Cloudflare, Inc., Class A†	2,263	375,409
Concentrix Corp.#	14,510	812,052
Datadog, Inc., Class A†	972	114,579
DocuSign, Inc.†	6,051	536,179
Dropbox, Inc., Class A†	32,596	940,721
Duolingo, Inc., Class A†	249	129,383
Dynatrace, Inc.†	3,473	187,577
Electronic Arts, Inc.	4,681	673,034
Fair Isaac Corp.†	565	975,348
Fiserv, Inc.†	4,859	790,997
Five9, Inc.†	15,810	419,123
Guidewire Software, Inc.†	1,434	308,339
HubSpot, Inc.†	837	493,746
Informatica, Inc., Class A†	28,019	672,736
Intuit, Inc.	2,576	1,940,939
Jack Henry & Associates, Inc.	2,244	406,545
Manhattan Associates, Inc.†	2,867	541,232
Microsoft Corp.	87,306	40,192,190
MicroStrategy, Inc., Class A†	1,050	387,513
MongoDB, Inc.†	716	135,202
MSCI, Inc.	340	191,767
Nutanix, Inc., Class A†	10,113	775,566
Oracle Corp.	9,501	1,572,701
Palantir Technologies, Inc., Class A†	15,433	2,033,761
Paychex, Inc.	3,223	508,944
Pegasystems, Inc.	6,564	644,257
Playtika Holding Corp.	74,655	353,865
Procore Technologies, Inc.†	1,873	125,809
PTC, Inc.†	2,845	478,870
RingCentral, Inc., Class A†	32,215	835,335
ROBLOX Corp., Class A†	2,838	246,849
Roper Technologies, Inc.	1,369	780,700
Salesforce, Inc.	7,971	2,115,264
ServiceNow, Inc.†	1,801	1,820,973
SS&C Technologies Holdings, Inc.	7,136	576,660
Synopsys, Inc.†	723	335,458
Take-Two Interactive Software, Inc.†	1,444	326,748
Teradata Corp.†	34,831	764,889
Twilio, Inc., Class A†	7,952	935,950
Tyler Technologies, Inc.†	713	411,394
Workday, Inc., Class A†	1,109	274,710
Zoom Communications, Inc.†	8,217	667,631
		76,996,015
Telecommunications — 1.6%
Arista Networks, Inc.†	6,340	549,298
AT&T, Inc.	77,447	2,153,027
Ciena Corp.†	1,408	112,724
Cisco Systems, Inc.	36,757	2,317,161
Corning, Inc.	9,145	453,501
Juniper Networks, Inc.	18,288	657,088
Motorola Solutions, Inc.	2,807	1,165,972
T-Mobile US, Inc.	4,296	1,040,491
Ubiquiti, Inc.	2,070	818,250
Verizon Communications, Inc.	43,162	1,897,401
		11,164,913
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	22,411	424,464
Security Description	Shares or Principal Amount	Value

Transportation — 0.4%
C.H. Robinson Worldwide, Inc.	4,142	$ 397,508
CSX Corp.	7,233	228,491
Expeditors International of Washington, Inc.	2,262	254,995
FedEx Corp.	1,453	316,899
Kirby Corp.†	3,442	380,823
Landstar System, Inc.	3,664	502,774
Schneider National, Inc., Class B	5,005	115,966
Union Pacific Corp.	2,182	483,662
		2,681,118
Water — 0.1%
American Water Works Co., Inc.	1,697	242,620
Essential Utilities, Inc.	3,124	120,368
		362,988
Total Common Stocks (cost $450,016,913)		667,655,832
UNAFFILIATED INVESTMENT COMPANIES — 2.8%
Vanguard Russell 1000 ETF # (cost $19,057,693)	71,340	19,120,547
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. (2) (cost $0)	1,081	0
Total Long-Term Investment Securities (cost $469,074,606)		686,776,379

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(3)(4) (cost $2,130,549)	2,130,549	$ 2,130,549
TOTAL INVESTMENTS (cost $471,205,155)(5)	99.3%	688,906,928
Other assets less liabilities	0.7	4,918,696
NET ASSETS	100.0%	$693,825,624
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
LKQ Corp.		18,871	$746,264	$763,709	$40.47	0.1%
(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of May 31, 2025.
(4)	At May 31, 2025, the Fund had loaned securities with a total value of $18,535,434. This was secured by collateral of $2,130,549, which was received in cash and subsequently invested in short-term investments currently valued at $2,130,549 as reported in the Portfolio of Investments. Additional collateral of $17,028,832 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$73,795
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	476,938
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	36,618
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	200,852
United States Treasury Bills	0.00%	11/28/2025	471
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	16,240,158
(5)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$2,985,493	$97,929	$—	$3,083,422
Other Industries	664,572,410	—	—	664,572,410
Unaffiliated Investment Companies	19,120,547	—	—	19,120,547
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	2,130,549	—	—	2,130,549
Total Investments at Value	$688,808,999	$97,929	$0	$688,906,928
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 0.4%
General Electric Co.	1,765	$ 434,031
HEICO Corp.	534	160,008
HEICO Corp., Class A	10,419	2,457,217
Howmet Aerospace, Inc.	1,670	283,716
Lockheed Martin Corp.	1,296	625,165
TransDigm Group, Inc.	223	327,460
		4,287,597
Apparel — 0.5%
Crocs, Inc.†	4,892	498,984
Deckers Outdoor Corp.†	29,097	3,070,315
NIKE, Inc., Class B	10,847	657,220
Skechers USA, Inc., Class A†	12,723	789,335
		5,015,854
Auto Manufacturers — 2.7%
Tesla, Inc.†	76,642	26,553,387
Banks — 0.1%
Morgan Stanley	6,936	888,016
Popular, Inc.	4,956	513,095
		1,401,111
Beverages — 0.9%
Boston Beer Co., Inc., Class A†	3,576	821,944
Coca-Cola Co.	21,608	1,557,937
Monster Beverage Corp.†	3,112	199,012
PepsiCo, Inc.	44,420	5,839,009
		8,417,902
Biotechnology — 0.9%
Amgen, Inc.	2,860	824,195
Exelixis, Inc.†	71,436	3,074,605
Incyte Corp.†	25,016	1,627,541
Regeneron Pharmaceuticals, Inc.	1,970	965,851
Sarepta Therapeutics, Inc.†	10,501	394,838
Vertex Pharmaceuticals, Inc.†	3,696	1,633,817
		8,520,847
Building Materials — 0.2%
Armstrong World Industries, Inc.	1,580	245,895
Builders FirstSource, Inc.†	1,722	185,425
Eagle Materials, Inc.	1,639	331,422
Lennox International, Inc.	642	362,377
Louisiana-Pacific Corp.	1,502	135,285
Trane Technologies PLC	1,110	477,600
Vulcan Materials Co.	386	102,317
		1,840,321
Chemicals — 0.3%
Celanese Corp.	4,078	215,441
Ecolab, Inc.	5,418	1,439,129
RPM International, Inc.	2,856	325,127
Sherwin-Williams Co.	2,515	902,407
		2,882,104
Commercial Services — 2.5%
Automatic Data Processing, Inc.	10,451	3,402,114
Block, Inc.†	7,687	474,672
Booz Allen Hamilton Holding Corp.	7,320	777,750
Bright Horizons Family Solutions, Inc.†	1,321	170,673
Cintas Corp.	16,866	3,820,149
Corpay, Inc.†	1,504	488,965
Grand Canyon Education, Inc.†	15,560	3,078,468
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
H&R Block, Inc.	10,080	$ 574,056
Moody's Corp.	15,452	7,406,453
Morningstar, Inc.	8,263	2,548,474
Quanta Services, Inc.	894	306,249
Rollins, Inc.	14,301	818,732
Shift4 Payments, Inc., Class A#†	1,089	103,226
Toast, Inc., Class A†	2,815	118,737
Valvoline, Inc.†	4,164	144,033
Verisk Analytics, Inc.	2,205	692,679
WEX, Inc.†	1,193	158,586
		25,084,016
Computers — 10.6%
Apple, Inc.	476,966	95,798,621
Crowdstrike Holdings, Inc., Class A†	575	271,038
Dell Technologies, Inc., Class C	6,132	682,308
EPAM Systems, Inc.†	6,846	1,194,559
Fortinet, Inc.†	32,281	3,285,560
Gartner, Inc.†	1,589	693,471
Globant SA#†	3,899	382,453
HP, Inc.	15,630	389,187
KBR, Inc.	6,586	343,723
NetApp, Inc.	2,806	278,243
Okta, Inc.†	5,492	566,610
Pure Storage, Inc., Class A†	5,967	319,771
		104,205,544
Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co.	8,273	768,893
e.l.f. Beauty, Inc.#†	1,622	182,459
Estee Lauder Cos., Inc., Class A	1,299	86,955
Procter & Gamble Co.	7,988	1,357,081
		2,395,388
Distribution/Wholesale — 0.3%
Copart, Inc.†	3,471	178,687
Core & Main, Inc., Class A†	10,680	585,371
Fastenal Co.	22,638	935,855
Pool Corp.#	747	224,541
SiteOne Landscape Supply, Inc.†	3,840	448,550
WW Grainger, Inc.	973	1,058,196
		3,431,200
Diversified Financial Services — 5.5%
Ally Financial, Inc.	20,750	726,250
American Express Co.	4,932	1,450,255
Ameriprise Financial, Inc.	4,000	2,036,960
Apollo Global Management, Inc.	9,227	1,205,877
Ares Management Corp., Class A	1,370	226,735
Coinbase Global, Inc., Class A†	6,951	1,714,256
Credit Acceptance Corp.#†	134	63,958
Houlihan Lokey, Inc.	11,601	2,026,463
Jefferies Financial Group, Inc.	12,174	591,656
LPL Financial Holdings, Inc.	3,512	1,359,706
Mastercard, Inc., Class A	23,957	14,029,219
Tradeweb Markets, Inc., Class A	16,800	2,426,760
Visa, Inc., Class A	69,161	25,256,905
Western Union Co.	104,896	973,435
		54,088,435
Electric — 0.3%
Constellation Energy Corp.	223	68,272

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
NRG Energy, Inc.	12,569	$ 1,959,507
Vistra Corp.	5,892	946,078
		2,973,857
Electrical Components & Equipment — 0.0%
Generac Holdings, Inc.†	3,181	388,495
Electronics — 0.9%
Amphenol Corp., Class A	81,517	7,330,824
Honeywell International, Inc.	1,228	278,351
Jabil, Inc.	5,604	941,528
		8,550,703
Engineering & Construction — 1.1%
Comfort Systems USA, Inc.	11,827	5,656,026
EMCOR Group, Inc.	9,481	4,473,705
TopBuild Corp.†	2,224	629,147
		10,758,878
Entertainment — 0.1%
Churchill Downs, Inc.	1,680	160,390
Live Nation Entertainment, Inc.†	2,489	341,466
Madison Square Garden Sports Corp.†	1,691	321,104
TKO Group Holdings, Inc.#	686	108,258
Vail Resorts, Inc.	467	74,799
		1,006,017
Environmental Control — 0.1%
Tetra Tech, Inc.	4,654	162,611
Veralto Corp.	2,251	227,418
Waste Management, Inc.	4,113	991,110
		1,381,139
Food — 0.4%
Performance Food Group Co.†	13,886	1,243,630
Pilgrim's Pride Corp.#	31,167	1,532,170
Sysco Corp.	11,067	807,891
		3,583,691
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	484	93,698
Healthcare-Products — 1.0%
Align Technology, Inc.†	1,109	200,662
IDEXX Laboratories, Inc.†	1,339	687,389
Inspire Medical Systems, Inc.†	2,933	405,341
Insulet Corp.†	337	109,535
Intuitive Surgical, Inc.†	2,240	1,237,242
Masimo Corp.†	2,413	392,113
Natera, Inc.†	1,539	242,746
ResMed, Inc.	20,493	5,016,481
Stryker Corp.	4,416	1,689,738
		9,981,247
Healthcare-Services — 0.5%
Chemed Corp.	2,132	1,225,559
Cigna Group	2,879	911,606
DaVita, Inc.†	5,717	778,998
Elevance Health, Inc.	707	271,375
Fortrea Holdings, Inc.†	63,596	273,463
HCA Healthcare, Inc.	759	289,475
IQVIA Holdings, Inc.†	2,836	397,976
Medpace Holdings, Inc.†	320	94,368
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Molina Healthcare, Inc.†	622	$ 189,735
UnitedHealth Group, Inc.	744	224,621
		4,657,176
Home Furnishings — 0.3%
SharkNinja, Inc.†	25,005	2,298,710
Somnigroup International, Inc.#	2,640	171,758
		2,470,468
Household Products/Wares — 0.1%
Avery Dennison Corp.	1,237	219,852
Clorox Co.	2,917	384,694
Kimberly-Clark Corp.	4,190	602,354
		1,206,900
Insurance — 1.8%
Allstate Corp.	1,028	215,746
Arthur J. Gallagher & Co.	1,530	531,583
Brown & Brown, Inc.	46,598	5,260,914
Equitable Holdings, Inc.	10,716	566,555
Everest Group, Ltd.	1,510	524,257
Markel Group, Inc.†	388	753,380
Marsh & McLennan Cos., Inc.	12,161	2,841,539
Progressive Corp.	22,619	6,444,832
RLI Corp.	2,896	222,616
Ryan Specialty Holdings, Inc.	3,792	271,393
		17,632,815
Internet — 21.6%
Alphabet, Inc., Class A	204,727	35,159,815
Alphabet, Inc., Class C	177,066	30,605,858
Amazon.com, Inc.†	317,836	65,159,558
Booking Holdings, Inc.	1,521	8,394,293
CDW Corp.	3,529	636,490
Coupang, Inc.†	23,295	653,425
DoorDash, Inc., Class A†	7,376	1,539,002
Etsy, Inc.†	9,850	545,198
Expedia Group, Inc.	5,470	912,123
GoDaddy, Inc., Class A†	6,670	1,214,940
Lyft, Inc., Class A†	35,026	533,796
Meta Platforms, Inc., Class A	71,086	46,027,474
Netflix, Inc.†	11,667	14,084,752
Palo Alto Networks, Inc.†	3,969	763,715
Pinterest, Inc., Class A†	13,208	410,901
Roku, Inc.†	3,996	289,550
Spotify Technology SA†	4,410	2,933,267
TripAdvisor, Inc.†	42,494	605,115
Uber Technologies, Inc.†	11,797	992,836
VeriSign, Inc.	5,574	1,518,748
		212,980,856
Leisure Time — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	19,090	336,938
Royal Caribbean Cruises, Ltd.	1,745	448,413
YETI Holdings, Inc.†	83,632	2,555,794
		3,341,145
Lodging — 0.2%
Choice Hotels International, Inc.	2,014	255,134
Hilton Worldwide Holdings, Inc.	2,166	538,121
Hyatt Hotels Corp., Class A#	3,153	416,291
Las Vegas Sands Corp.	8,713	358,627

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging (continued)
Wyndham Hotels & Resorts, Inc.	1,914	$ 158,441
Wynn Resorts, Ltd.#	3,275	296,518
		2,023,132
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	1,498	188,149
Caterpillar, Inc.	571	198,725
Vertiv Holdings Co., Class A	10,381	1,120,421
		1,507,295
Machinery-Diversified — 0.0%
Cognex Corp.	1,467	43,966
Media — 0.2%
FactSet Research Systems, Inc.	506	231,880
Liberty Media Corp.-Liberty Formula One, Class A†	3,448	303,838
Liberty Media Corp.-Liberty Formula One, Class C†	4,001	386,216
Nexstar Media Group, Inc.	5,905	1,006,330
		1,928,264
Miscellaneous Manufacturing — 0.2%
3M Co.	1,343	199,234
Axon Enterprise, Inc.†	331	248,369
Carlisle Cos., Inc.	414	157,395
Illinois Tool Works, Inc.	3,855	944,783
		1,549,781
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,701	492,899
Oil & Gas — 0.1%
Civitas Resources, Inc.#	16,241	444,516
Hess Corp.	1,188	157,042
Matador Resources Co.	8,872	381,585
Permian Resources Corp.	5,491	69,241
Texas Pacific Land Corp.	161	179,359
Viper Energy, Inc.	3,983	158,085
		1,389,828
Packaging & Containers — 0.0%
Sealed Air Corp.	7,324	235,833
Pharmaceuticals — 3.9%
AbbVie, Inc.	9,125	1,698,254
Cardinal Health, Inc.	4,889	755,057
Cencora, Inc.	22,925	6,676,677
Eli Lilly & Co.	25,727	18,978,036
McKesson Corp.	1,187	854,058
Merck & Co., Inc.	110,927	8,523,631
Neurocrine Biosciences, Inc.†	3,770	463,785
Zoetis, Inc.	3,288	554,456
		38,503,954
Pipelines — 0.2%
Antero Midstream Corp.	27,796	522,009
Cheniere Energy, Inc.	4,888	1,158,407
Targa Resources Corp.	3,416	539,489
		2,219,905
Private Equity — 0.1%
Blackstone, Inc.	2,970	412,117
KKR & Co., Inc.	2,218	269,398
		681,515
Security Description	Shares or Principal Amount	Value

Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	4,068	$ 905,944
REITS — 0.2%
American Tower Corp.	3,408	731,527
Equinix, Inc.	91	80,883
Iron Mountain, Inc.	5,092	502,631
Lamar Advertising Co., Class A	1,804	217,454
Public Storage	658	202,934
Simon Property Group, Inc.	1,380	225,037
		1,960,466
Retail — 4.4%
AutoZone, Inc.†	439	1,638,805
Burlington Stores, Inc.†	819	186,953
CarMax, Inc.†	5,481	353,305
Carvana Co.†	4,717	1,543,214
Casey's General Stores, Inc.	2,166	948,188
Cava Group, Inc.†	776	63,066
Chipotle Mexican Grill, Inc.†	4,025	201,572
Costco Wholesale Corp.	12,368	12,864,946
Darden Restaurants, Inc.	476	101,964
Dick's Sporting Goods, Inc.	2,170	389,168
Domino's Pizza, Inc.	1,217	576,639
Ferguson Enterprises, Inc.	1,211	220,814
Home Depot, Inc.	28,391	10,456,121
Lululemon Athletica, Inc.†	10,069	3,188,550
McDonald's Corp.	1,018	319,499
Murphy USA, Inc.	2,168	925,281
O'Reilly Automotive, Inc.†	1,132	1,548,010
Ross Stores, Inc.	2,638	369,557
Starbucks Corp.	2,608	218,942
Texas Roadhouse, Inc.	2,143	418,335
TJX Cos., Inc.	16,241	2,060,983
Tractor Supply Co.	11,700	566,280
Ulta Beauty, Inc.†	2,969	1,399,765
Wendy's Co.#	16,110	183,654
Williams-Sonoma, Inc.	6,850	1,108,056
Wingstop, Inc.	1,992	680,666
Yum! Brands, Inc.	4,799	690,768
		43,223,101
Semiconductors — 16.3%
Advanced Micro Devices, Inc.†	8,467	937,551
Applied Materials, Inc.	17,711	2,776,199
Astera Labs, Inc.†	6,681	606,100
Broadcom, Inc.	158,186	38,292,085
KLA Corp.	6,824	5,164,949
Lam Research Corp.	14,719	1,189,148
MKS, Inc.	8,129	668,123
NVIDIA Corp.	798,648	107,921,304
QUALCOMM, Inc.	16,775	2,435,730
Texas Instruments, Inc.	833	152,314
		160,143,503
Software — 18.6%
Adobe, Inc.†	18,024	7,481,582
Appfolio, Inc., Class A†	1,262	266,497
AppLovin Corp., Class A†	12,859	5,053,587
Atlassian Corp., Class A†	2,229	462,807
Autodesk, Inc.†	3,240	959,429
Bentley Systems, Inc., Class B	13,679	652,899
BILL Holdings, Inc.†	13,173	575,397
Broadridge Financial Solutions, Inc.	2,823	685,509
Cadence Design Systems, Inc.†	4,612	1,323,967

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
DocuSign, Inc.†	15,720	$ 1,392,949
Doximity, Inc., Class A†	13,488	702,590
Dropbox, Inc., Class A†	37,353	1,078,008
Dynatrace, Inc.†	52,302	2,824,831
Fair Isaac Corp.†	1,112	1,919,623
Fiserv, Inc.†	12,589	2,049,363
Five9, Inc.†	13,662	362,180
Guidewire Software, Inc.†	1,155	248,348
HubSpot, Inc.†	772	455,403
Intuit, Inc.	10,936	8,239,948
Manhattan Associates, Inc.†	2,550	481,389
Microsoft Corp.	242,059	111,434,281
MicroStrategy, Inc., Class A†	235	86,729
Nutanix, Inc., Class A†	6,435	493,500
Oracle Corp.	32,944	5,453,220
Palantir Technologies, Inc., Class A†	46,339	6,106,553
Paychex, Inc.	18,545	2,928,441
Paycom Software, Inc.	3,832	992,833
Pegasystems, Inc.	11,819	1,160,035
PTC, Inc.†	3,326	559,832
RingCentral, Inc., Class A†	34,144	885,354
ROBLOX Corp., Class A†	2,927	254,590
Salesforce, Inc.	19,270	5,113,680
ServiceNow, Inc.†	4,270	4,317,354
Synopsys, Inc.†	4,443	2,061,463
Teradata Corp.†	29,726	652,783
Twilio, Inc., Class A†	10,775	1,268,218
Tyler Technologies, Inc.†	1,987	1,146,479
Veeva Systems, Inc., Class A†	4,168	1,165,790
Workday, Inc., Class A†	1,638	405,749
		183,703,190
Telecommunications — 0.6%
Arista Networks, Inc.†	42,939	3,720,235
Iridium Communications, Inc.	19,539	496,291
Motorola Solutions, Inc.	2,238	929,620
Ubiquiti, Inc.	1,901	751,446
		5,897,592
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	2,296	153,166
Transportation — 0.1%
Expeditors International of Washington, Inc.	4,071	458,924
Union Pacific Corp.	1,529	338,918
		797,842
Total Common Stocks (cost $638,252,325)		976,491,967
CONVERTIBLE PREFERRED STOCKS — 0.1%
Software — 0.1%
Databricks, Inc. Series G †(1)(2) (cost $323,874)	5,478	520,684
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
iShares Russell 1000 Growth ETF (cost $9,450,939)	25,008	9,988,945
Total Long-Term Investment Securities (cost $648,027,138)		987,001,596
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(3)	179	$ 179
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(3)(4)	756	756
Total Short-Term Investments (cost $934)		935
TOTAL INVESTMENTS (cost $648,028,072)(5)	100.2%	987,002,531
Other assets less liabilities	(0.2)	(1,481,346)
NET ASSETS	100.0%	$985,521,185
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	$323,874	$520,684	$95.05	0.1%
(3)	The rate shown is the 7-day yield as of May 31, 2025.
(4)	At May 31, 2025, the Fund had loaned securities with a total value of $4,109,802. This was secured by collateral of $756, which was received in cash and subsequently invested in short-term investments currently valued at $756 as reported in the Portfolio of Investments. Additional collateral of $4,216,097 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$11,289
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	72,963
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	5,602
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	30,727
United States Treasury Bills	0.00%	11/28/2025	72
United States Treasury Notes/Bonds	0.00% to 5.00%	07/15/2025 to 02/15/2055	4,095,444
(5)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$976,491,967	$—	$—	$976,491,967
Convertible Preferred Stocks	—	—	520,684	520,684
Unaffiliated Investment Companies	9,988,945	—	—	9,988,945
Short-Term Investments	935	—	—	935
Total Investments at Value	$986,481,847	$—	$520,684	$987,002,531
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Advertising — 0.5%
Omnicom Group, Inc.	31,199	$ 2,291,254
Aerospace/Defense — 4.1%
Curtiss-Wright Corp.	12,651	5,567,832
General Dynamics Corp.	20,113	5,601,269
Howmet Aerospace, Inc.	6,402	1,087,636
RTX Corp.	26,903	3,671,721
TransDigm Group, Inc.	1,883	2,765,054
		18,693,512
Agriculture — 2.0%
Altria Group, Inc.	30,626	1,856,242
Philip Morris International, Inc.	40,290	7,275,971
		9,132,213
Apparel — 0.7%
Tapestry, Inc.	43,652	3,428,865
Auto Manufacturers — 0.9%
Cummins, Inc.	2,440	784,411
General Motors Co.	67,163	3,331,957
		4,116,368
Auto Parts & Equipment — 1.3%
Allison Transmission Holdings, Inc.	24,099	2,494,728
Aptiv PLC†	23,460	1,567,363
BorgWarner, Inc.	37,310	1,234,588
Gentex Corp.	19,932	429,933
		5,726,612
Banks — 8.0%
Bank of America Corp.	91,118	4,021,038
Bank of New York Mellon Corp.	68,433	6,063,848
Citigroup, Inc.	7,331	552,171
East West Bancorp, Inc.	16,470	1,502,064
JPMorgan Chase & Co.	67,416	17,797,824
Northern Trust Corp.	15,395	1,643,262
State Street Corp.	40,476	3,897,029
Wells Fargo & Co.	14,781	1,105,323
		36,582,559
Beverages — 0.9%
PepsiCo, Inc.	32,142	4,225,066
Biotechnology — 5.2%
Amgen, Inc.	15,673	4,516,645
Exelixis, Inc.†	81,039	3,487,919
Gilead Sciences, Inc.	55,829	6,145,656
GRAIL, Inc.#†	21,610	830,040
Illumina, Inc.†	18,174	1,494,630
Incyte Corp.†	52,996	3,447,920
Moderna, Inc.†	18,560	492,954
United Therapeutics Corp.†	10,963	3,495,552
		23,911,316
Building Materials — 0.9%
Trane Technologies PLC	9,626	4,141,779
Chemicals — 1.8%
LyondellBasell Industries NV, Class A	11,374	642,517
Mosaic Co.	27,210	983,370
PPG Industries, Inc.	39,616	4,389,453
RPM International, Inc.	21,280	2,422,515
		8,437,855
Security Description	Shares or Principal Amount	Value

Commercial Services — 1.7%
S&P Global, Inc.	14,704	$ 7,541,093
Computers — 6.2%
Accenture PLC, Class A	8,528	2,701,841
Amdocs, Ltd.	23,838	2,187,375
Amentum Holdings, Inc.†	52,869	1,092,274
CACI International, Inc., Class A†	1,949	834,172
Cognizant Technology Solutions Corp., Class A	45,397	3,676,703
Crane NXT Co.#	20,686	1,108,976
Dell Technologies, Inc., Class C	25,715	2,861,308
Hewlett Packard Enterprise Co.	28,224	487,711
HP, Inc.	84,405	2,101,684
International Business Machines Corp.	22,210	5,753,723
Leidos Holdings, Inc.	27,533	4,089,201
Science Applications International Corp.	11,208	1,294,972
		28,189,940
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	8,072	750,212
Procter & Gamble Co.	34,841	5,919,137
		6,669,349
Diversified Financial Services — 6.5%
American Express Co.	9,444	2,777,008
Blackrock, Inc.	1,540	1,509,031
CME Group, Inc.	22,559	6,519,551
Coinbase Global, Inc., Class A†	2,439	601,506
Janus Henderson Group PLC	108,882	3,955,683
Synchrony Financial	89,006	5,131,196
T. Rowe Price Group, Inc.	40,262	3,768,121
Tradeweb Markets, Inc., Class A	6,918	999,305
Virtu Financial, Inc., Class A	87,212	3,505,050
Western Union Co.	105,264	976,850
		29,743,301
Electric — 1.4%
Constellation Energy Corp.	10,995	3,366,119
NRG Energy, Inc.	20,022	3,121,430
		6,487,549
Electrical Components & Equipment — 2.8%
Acuity, Inc.	12,506	3,250,184
Eaton Corp. PLC	20,177	6,460,676
Emerson Electric Co.	24,414	2,914,543
		12,625,403
Electronics — 2.9%
Amphenol Corp., Class A	72,750	6,542,408
Arrow Electronics, Inc.†	4,179	494,710
Garmin, Ltd.	5,797	1,176,617
Honeywell International, Inc.	11,448	2,594,918
Hubbell, Inc.	1,828	712,152
TD SYNNEX Corp.	13,553	1,644,521
		13,165,326
Engineering & Construction — 1.4%
EMCOR Group, Inc.	11,480	5,416,953
TopBuild Corp.†	2,942	832,262
		6,249,215
Food — 1.8%
Albertsons Cos., Inc., Class A	139,154	3,093,393
Campbell's Co.	33,187	1,129,686
Flowers Foods, Inc.	42,878	724,638

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Hormel Foods Corp.	17,628	$ 540,827
Pilgrim's Pride Corp.#	58,466	2,874,189
		8,362,733
Gas — 1.0%
National Fuel Gas Co.	54,960	4,536,398
Hand/Machine Tools — 1.1%
MSA Safety, Inc.	4,113	670,296
Snap-on, Inc.	13,584	4,357,068
		5,027,364
Healthcare-Products — 4.1%
Boston Scientific Corp.†	32,934	3,466,633
Globus Medical, Inc., Class A†	9,904	586,118
Hologic, Inc.†	7,468	464,285
Medtronic PLC	40,462	3,357,537
ResMed, Inc.	19,024	4,656,885
Stryker Corp.	16,709	6,393,532
		18,924,990
Healthcare-Services — 1.4%
Elevance Health, Inc.	2,377	912,388
UnitedHealth Group, Inc.	13,119	3,960,757
Universal Health Services, Inc., Class B	8,839	1,682,504
		6,555,649
Home Furnishings — 0.1%
SharkNinja, Inc.†	5,702	524,185
Household Products/Wares — 0.7%
Church & Dwight Co., Inc.	6,414	630,560
Kimberly-Clark Corp.	18,888	2,715,339
		3,345,899
Insurance — 9.9%
Aflac, Inc.	9,969	1,032,190
Aon PLC, Class A	5,406	2,011,465
Arthur J. Gallagher & Co.	1,593	553,472
Berkshire Hathaway, Inc., Class B†	41,191	20,758,616
Brighthouse Financial, Inc.†	33,334	1,993,707
Brown & Brown, Inc.	37,766	4,263,781
Fidelity National Financial, Inc.	26,026	1,425,444
Globe Life, Inc.	36,140	4,404,382
MGIC Investment Corp.	154,963	4,098,771
Progressive Corp.	16,922	4,821,585
		45,363,413
Internet — 0.7%
F5, Inc.†	5,715	1,630,947
IAC, Inc.†	40,451	1,454,618
		3,085,565
Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp.	8,760	1,772,323
Media — 4.2%
Comcast Corp., Class A	190,452	6,583,926
Fox Corp., Class A	74,686	4,103,249
Paramount Global, Class B	177,204	2,144,168
Walt Disney Co.	54,138	6,119,759
		18,951,102
Mining — 0.8%
Newmont Corp.	70,915	3,738,639
Security Description	Shares or Principal Amount	Value

Oil & Gas — 4.0%
APA Corp.	49,135	$ 835,786
Chevron Corp.	4,764	651,239
Expand Energy Corp.	18,776	2,180,457
Exxon Mobil Corp.	87,593	8,960,764
Matador Resources Co.	46,935	2,018,674
Ovintiv, Inc.	99,780	3,574,120
		18,221,040
Packaging & Containers — 1.4%
AptarGroup, Inc.	15,037	2,381,861
Packaging Corp. of America	21,328	4,119,929
		6,501,790
Pharmaceuticals — 4.4%
BellRing Brands, Inc.†	30,700	1,932,565
Cardinal Health, Inc.	8,891	1,373,126
Jazz Pharmaceuticals PLC†	39,517	4,270,602
Johnson & Johnson	70,855	10,997,405
McKesson Corp.	1,963	1,412,398
		19,986,096
Pipelines — 0.2%
ONEOK, Inc.	8,698	703,146
REITS — 5.4%
Agree Realty Corp.	55,710	4,194,963
Brixmor Property Group, Inc.	102,286	2,599,087
Kimco Realty Corp.	135,812	2,887,363
Mid-America Apartment Communities, Inc.	29,399	4,605,354
Omega Healthcare Investors, Inc.	13,749	508,713
Realty Income Corp.	89,081	5,043,766
STAG Industrial, Inc.	132,450	4,712,571
		24,551,817
Retail — 3.7%
Genuine Parts Co.	13,945	1,764,321
Macy's, Inc.	53,464	635,687
McDonald's Corp.	12,250	3,844,663
Walmart, Inc.	108,554	10,716,451
		16,961,122
Semiconductors — 0.8%
Marvell Technology, Inc.	8,585	516,731
Micron Technology, Inc.	33,567	3,170,739
		3,687,470
Software — 1.4%
Concentrix Corp.#	24,231	1,356,088
Roper Technologies, Inc.	8,862	5,053,733
		6,409,821
Telecommunications — 0.7%
Cisco Systems, Inc.	49,022	3,090,347
Transportation — 0.4%
C.H. Robinson Worldwide, Inc.	16,978	1,629,379
Total Long-Term Investment Securities (cost $389,927,857)		453,288,863
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.32%(1)(2) (cost $874,314)	874,314	874,314

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 05/30/2025, to be repurchased 06/02/2025 in the amount of $4,692,805 and collateralized by $4,714,900 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2027 and having an approximate value of $4,786,284 (cost $4,692,273)	$4,692,273	$ 4,692,273
TOTAL INVESTMENTS (cost $395,494,444)(3)	100.5%	458,855,450
Other assets less liabilities	(0.5)	(2,345,856)
NET ASSETS	100.0%	$456,509,594
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	At May 31, 2025, the Fund had loaned securities with a total value of $6,162,217. This was secured by collateral of $874,314, which was received in cash and subsequently invested in short-term investments currently valued at $874,314 as reported in the Portfolio of Investments. Additional collateral of $5,536,861 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 02/15/2055	$5,536,861
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$453,288,863	$—	$—	$453,288,863
Short-Term Investments	874,314	—	—	874,314
Repurchase Agreements	—	4,692,273	—	4,692,273
Total Investments at Value	$454,163,177	$4,692,273	$—	$458,855,450
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.9%
Aerospace/Defense — 0.6%
Howmet Aerospace, Inc.	19,031	$ 3,233,177
Airlines — 0.9%
Delta Air Lines, Inc.	53,419	2,584,946
United Airlines Holdings, Inc.†	29,239	2,322,892
		4,907,838
Apparel — 0.1%
Deckers Outdoor Corp.†	4,929	520,108
Auto Parts & Equipment — 0.0%
Aptiv PLC†	144	9,621
Banks — 0.4%
Bank of New York Mellon Corp.	16,600	1,470,926
PNC Financial Services Group, Inc.	2,431	422,532
US Bancorp	6,434	280,458
		2,173,916
Beverages — 1.4%
Keurig Dr Pepper, Inc.	100,727	3,391,478
Monster Beverage Corp.†	66,389	4,245,577
		7,637,055
Biotechnology — 1.5%
Biogen, Inc.†	1,379	178,980
Incyte Corp.†	8,898	578,904
Moderna, Inc.†	9,617	255,428
Regeneron Pharmaceuticals, Inc.	4,459	2,186,159
Vertex Pharmaceuticals, Inc.†	11,366	5,024,340
		8,223,811
Building Materials — 0.2%
Trane Technologies PLC	2,215	953,048
Chemicals — 2.4%
Air Products & Chemicals, Inc.	5,755	1,605,127
Ecolab, Inc.	6,104	1,621,344
Linde PLC	17,356	8,115,318
Sherwin-Williams Co.	6,250	2,242,563
		13,584,352
Commercial Services — 4.3%
Automatic Data Processing, Inc.	21,497	6,997,918
Cintas Corp.	20,546	4,653,669
Moody's Corp.	5,230	2,506,844
PayPal Holdings, Inc.†	20,336	1,429,214
S&P Global, Inc.	15,694	8,048,825
Verisk Analytics, Inc.	752	236,233
		23,872,703
Computers — 7.5%
Accenture PLC, Class A	21,206	6,718,485
Cognizant Technology Solutions Corp., Class A	17,808	1,442,270
Crowdstrike Holdings, Inc., Class A†	8,584	4,046,240
Dell Technologies, Inc., Class C	27,644	3,075,948
EPAM Systems, Inc.†	761	132,787
Fortinet, Inc.†	36,709	3,736,242
Gartner, Inc.†	1,186	517,594
Hewlett Packard Enterprise Co.	180,867	3,125,382
HP, Inc.	192,153	4,784,610
NetApp, Inc.	57,922	5,743,545
Seagate Technology Holdings PLC	36,940	4,356,704
Security Description	Shares or Principal Amount	Value

Computers (continued)
Super Micro Computer, Inc.#†	19,117	$ 765,062
Western Digital Corp.	67,798	3,494,987
		41,939,856
Cosmetics/Personal Care — 0.3%
Kenvue, Inc.	80,501	1,921,559
Distribution/Wholesale — 0.3%
Copart, Inc.†	29,676	1,527,720
Diversified Financial Services — 9.6%
American Express Co.	20,387	5,994,797
Ameriprise Financial, Inc.	2,284	1,163,104
Blackrock, Inc.	7,096	6,953,300
Charles Schwab Corp.	38,791	3,426,797
CME Group, Inc.	13,533	3,911,037
Coinbase Global, Inc., Class A†	2,382	587,449
Intercontinental Exchange, Inc.	23,469	4,219,726
Mastercard, Inc., Class A	21,171	12,397,738
Nasdaq, Inc.	3,056	255,298
Visa, Inc., Class A	40,765	14,886,970
		53,796,216
Electric — 3.0%
Consolidated Edison, Inc.	28,656	2,994,265
Eversource Energy	28,826	1,868,213
Exelon Corp.	103,925	4,553,993
FirstEnergy Corp.	42,058	1,763,913
PPL Corp.	125,930	4,376,068
WEC Energy Group, Inc.	12,827	1,378,133
		16,934,585
Electrical Components & Equipment — 0.8%
Eaton Corp. PLC	12,078	3,867,376
Emerson Electric Co.	5,887	702,790
		4,570,166
Electronics — 0.8%
Amphenol Corp., Class A	45,068	4,052,965
TE Connectivity PLC	1,306	209,052
		4,262,017
Entertainment — 0.1%
Live Nation Entertainment, Inc.#†	6,015	825,198
Environmental Control — 1.4%
Republic Services, Inc.	13,480	3,468,269
Waste Management, Inc.	18,468	4,450,234
		7,918,503
Food — 0.7%
General Mills, Inc.	24,396	1,323,727
Kellanova	8,190	676,740
Kraft Heinz Co.	56,211	1,502,520
McCormick & Co., Inc.	4,661	338,994
Sysco Corp.	1,513	110,449
		3,952,430
Forest Products & Paper — 0.0%
International Paper Co.	5,781	276,390
Healthcare-Products — 3.6%
Danaher Corp.	9,319	1,769,678
Edwards Lifesciences Corp.†	16,291	1,274,282
GE HealthCare Technologies, Inc.	13,103	924,286
IDEXX Laboratories, Inc.†	2,507	1,286,994

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Insulet Corp.†	4,143	$ 1,346,599
ResMed, Inc.	6,644	1,626,385
STERIS PLC	1,639	401,899
Stryker Corp.	20,136	7,704,839
Thermo Fisher Scientific, Inc.	8,686	3,498,894
Zimmer Biomet Holdings, Inc.	482	44,426
		19,878,282
Healthcare-Services — 1.0%
Centene Corp.†	8,244	465,291
Elevance Health, Inc.	7,424	2,849,628
HCA Healthcare, Inc.	4,764	1,816,942
Humana, Inc.	1,776	414,039
		5,545,900
Household Products/Wares — 1.0%
Church & Dwight Co., Inc.	20,212	1,987,042
Kimberly-Clark Corp.	26,864	3,861,968
		5,849,010
Insurance — 2.9%
Aflac, Inc.	4,092	423,686
Aon PLC, Class A	2,575	958,106
Arthur J. Gallagher & Co.	7,637	2,653,399
Chubb, Ltd.	9,998	2,971,405
Marsh & McLennan Cos., Inc.	13,777	3,219,134
Progressive Corp.	16,796	4,785,684
Travelers Cos., Inc.	3,528	972,670
		15,984,084
Internet — 6.5%
Booking Holdings, Inc.	1,356	7,483,669
DoorDash, Inc., Class A†	15,318	3,196,101
eBay, Inc.	78,462	5,741,065
Expedia Group, Inc.	5,610	935,467
Netflix, Inc.†	10,575	12,766,457
Palo Alto Networks, Inc.†	33,387	6,424,327
		36,547,086
Iron/Steel — 0.0%
Nucor Corp.	471	51,508
Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	18,364	4,562,352
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	9,794	3,408,606
Machinery-Diversified — 0.4%
Deere & Co.	4,606	2,331,833
Media — 2.2%
Charter Communications, Inc., Class A#†	2,885	1,143,239
Comcast Corp., Class A	124,974	4,320,351
Walt Disney Co.	50,411	5,698,460
Warner Bros. Discovery, Inc.†	126,262	1,258,832
		12,420,882
Mining — 0.2%
Newmont Corp.	20,908	1,102,270
Oil & Gas — 1.5%
Diamondback Energy, Inc.	7,529	1,013,027
EOG Resources, Inc.	29,222	3,172,632
EQT Corp.	15,237	840,016
Hess Corp.	9,639	1,274,179
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Occidental Petroleum Corp.	4,955	$ 202,065
Texas Pacific Land Corp.	1,252	1,394,766
Valero Energy Corp.	4,781	616,606
		8,513,291
Pharmaceuticals — 1.4%
Dexcom, Inc.†	8,965	769,197
McKesson Corp.	3,500	2,518,285
Zoetis, Inc.	25,760	4,343,909
		7,631,391
Pipelines — 1.7%
Kinder Morgan, Inc.	83,645	2,345,406
ONEOK, Inc.	22,506	1,819,385
Targa Resources Corp.	13,070	2,064,145
Williams Cos., Inc.	53,898	3,261,368
		9,490,304
Private Equity — 0.7%
Blackstone, Inc.	26,545	3,683,384
Real Estate — 0.0%
CBRE Group, Inc., Class A†	2,258	282,295
REITS — 3.7%
American Tower Corp.	11,933	2,561,419
Digital Realty Trust, Inc.	5,085	872,179
Equinix, Inc.	2,986	2,654,017
Extra Space Storage, Inc.	3,623	547,616
Prologis, Inc.	33,547	3,643,204
Public Storage	3,596	1,109,042
Realty Income Corp.	40,939	2,317,966
Welltower, Inc.	44,074	6,799,737
		20,505,180
Retail — 5.0%
AutoZone, Inc.†	335	1,250,568
Chipotle Mexican Grill, Inc.†	47,416	2,374,593
Darden Restaurants, Inc.	2,233	478,331
Dollar General Corp.	4,040	392,890
Dollar Tree, Inc.†	2,343	211,479
Home Depot, Inc.	21,974	8,092,804
Lowe's Cos., Inc.	16,994	3,836,056
Lululemon Athletica, Inc.†	3,582	1,134,312
O'Reilly Automotive, Inc.†	1,820	2,488,850
Ross Stores, Inc.	4,521	633,347
TJX Cos., Inc.	45,317	5,750,727
Walgreens Boots Alliance, Inc.	63,410	713,363
Yum! Brands, Inc.	4,936	710,488
		28,067,808
Semiconductors — 15.4%
Advanced Micro Devices, Inc.†	32,280	3,574,365
Analog Devices, Inc.	14,941	3,197,075
Applied Materials, Inc.	17,159	2,689,673
Broadcom, Inc.	70,373	17,035,192
Intel Corp.	63,504	1,241,503
KLA Corp.	3,371	2,551,443
Lam Research Corp.	30,697	2,480,011
Micron Technology, Inc.	18,716	1,767,913
Monolithic Power Systems, Inc.	338	223,722
NVIDIA Corp.	321,306	43,418,080
NXP Semiconductors NV	1,318	251,909

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	25,757	$ 3,739,917
Texas Instruments, Inc.	23,638	4,322,208
		86,493,011
Software — 11.3%
Adobe, Inc.†	13,590	5,641,073
ANSYS, Inc.†	1,154	381,766
Autodesk, Inc.†	12,176	3,605,557
Cadence Design Systems, Inc.†	8,533	2,449,568
Electronic Arts, Inc.	7,566	1,087,840
Fair Isaac Corp.†	751	1,296,436
Fiserv, Inc.†	16,647	2,709,965
Intuit, Inc.	9,892	7,453,325
Oracle Corp.	41,693	6,901,442
Paychex, Inc.	17,518	2,766,268
Roper Technologies, Inc.	6,544	3,731,847
Salesforce, Inc.	29,067	7,713,510
ServiceNow, Inc.†	8,462	8,555,844
Synopsys, Inc.†	5,941	2,756,505
Take-Two Interactive Software, Inc.†	9,807	2,219,128
Tyler Technologies, Inc.†	2,205	1,272,263
Workday, Inc., Class A†	11,585	2,869,720
		63,412,057
Telecommunications — 3.2%
Arista Networks, Inc.†	40,759	3,531,360
Cisco Systems, Inc.	151,189	9,530,954
Corning, Inc.	14,585	723,270
Motorola Solutions, Inc.	2,103	873,544
Verizon Communications, Inc.	71,253	3,132,282
		17,791,410
Transportation — 0.5%
CSX Corp.	15,975	504,650
Old Dominion Freight Line, Inc.	1,549	248,104
Union Pacific Corp.	8,544	1,893,863
		2,646,617
Total Long-Term Investment Securities (cost $382,978,503)		559,238,830
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1) (cost $1,676,301)	1,676,301	$ 1,676,301
TOTAL INVESTMENTS (cost $384,654,804)(2)	100.2%	560,915,131
Other assets less liabilities	(0.2)	(1,052,436)
NET ASSETS	100.0%	$559,862,695
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At May 31, 2025, the Fund had loaned securities with a total value of $2,071,768. This was secured by collateral of $2,129,856 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$37,562
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	242,765
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	18,639
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	102,236
United States Treasury Bills	0.00%	11/28/2025	240
United States Treasury Notes/Bonds	0.00% to 5.50%	06/15/2025 to 05/15/2054	1,728,414
(1)	The rate shown is the 7-day yield as of May 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
7	Long	S&P 500 E-Mini Index	June 2025	$2,072,498	$2,070,600	$(1,898)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2025 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$559,238,830	$—	$—	$559,238,830
Short-Term Investments	1,676,301	—	—	1,676,301
Total Investments at Value	$560,915,131	$—	$—	$560,915,131
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,898	$—	$—	$1,898
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2025

	Aggressive Growth Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Growth Lifestyle Fund	Core Bond Fund	Dividend Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$4,641,625	$142,724,253	$326,407,096	$1,246,086	$2,689,308,520	$678,877,089
Investment securities, at value (affiliated)*‡	706,657,887	—	—	277,433,690	—	—
Repurchase agreements (cost approximates value)	—	2,523,468	—	—	—	—
Cash	—	—	2	—	820,751	246,700
Foreign cash*	—	—	—	—	42	74
Cash collateral on futures contracts	—	—	—	—	2,322,200	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	408,947	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	12,487	4,194	1,534,011	4,978	23,963,279	14,369
Dividends and interest	19,880	437,585	154,297	8,159	18,775,293	2,043,706
Investments sold	8,879,422	183,246	—	4,477,985	208,736	327,682
Securities lending income	—	474	—	—	12,047	10,588
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	20,458	7,260	6,832	12,823	91,694	17,693
Due from investment adviser for expense reimbursements/fee waivers	17,923	6,065	—	7,082	66,494	87,728
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	720,249,682	145,886,545	328,102,238	283,190,803	2,735,978,003	681,625,629
LIABILITIES:
Payable for:
Fund shares redeemed	213,881	5,740	2,844	282,865	961,328	208,097
Investments purchased	6,925,922	398,101	—	3,051,377	9,308,211	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	59,743	60,647	140,616	23,605	916,318	419,452
Administrative service fee	—	8,091	17,053	—	147,839	39,010
Transfer agent fees and expenses	283	210	323	259	773	292
Directors’ fees and expenses	23,874	7,847	8,023	14,287	101,635	21,860
Other accrued expenses	80,745	114,252	116,312	69,107	243,852	123,902
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	202,580	—	—	17,482,408	105,780
Due to custodian	—	1,542	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	7,304,448	799,010	285,171	3,441,500	29,162,364	918,393
Commitments and contingent liabilities (Note 5)
Net assets	$712,945,234	$145,087,535	$327,817,067	$279,749,303	$2,706,815,639	$680,707,236
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$629,423	$125,095	$160,366	$242,628	$2,798,615	$553,089
Additional paid-in-capital	589,785,855	122,502,369	252,856,666	277,518,471	3,029,499,058	551,484,356
Total accumulated earnings (loss)	122,529,956	22,460,071	74,800,035	1,988,204	(325,482,034)	128,669,791
Net assets	$712,945,234	$145,087,535	$327,817,067	$279,749,303	$2,706,815,639	$680,707,236
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	62,942,265	12,509,460	16,036,585	24,262,813	279,861,508	55,308,931
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.33	$11.60	$20.44	$11.53	$9.67	$12.31
* Cost
Investment securities (unaffiliated)	$4,641,625	$130,946,511	$270,432,481	$1,246,085	$2,849,899,316	$602,938,168
Investment securities (affiliated)	$616,516,770	$—	$—	$271,830,795	$—	$—
Foreign cash	$—	$—	$—	$—	$39	$84
‡ Including securities on loan	$—	$4,872,513	$—	$—	$28,129,869	$7,755,836
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2025 — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$25,774,652	$710,849,908	$245,403,035	$226,169,467	$152,280,563	$1,721,046,714
Investment securities, at value (affiliated)*‡	106,067,471	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	3,489,529	—
Cash	6,188	—	1,067,206	7,634	7	1,013
Foreign cash*	—	1,371,609	173,962	20,282	—	18,491
Cash collateral on futures contracts	—	388,915	—	1,022,886	—	244,066
Cash collateral on centrally cleared swap contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	131,057	—	—
Receivable for variation margin on futures contracts	—	339,583	—	154,728	—	376
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	7,043	18,503	29,481	97,734	428,583	16,542
Dividends and interest	170,500	1,160,937	839,269	1,522,597	716,775	720,659
Investments sold	1,188,220	15,110,127	—	—	—	435,999
Securities lending income	—	1,779	1,490	1,609	—	597
Receipts on swap contracts	—	—	—	994	—	—
Prepaid expenses and other assets	3,058	15,365	8,879	24,392	6,393	33,455
Due from investment adviser for expense reimbursements/fee waivers	6,964	—	2,276	11,288	10,269	229,354
Unrealized appreciation on forward foreign currency contracts	—	—	—	23,470	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	656	—	—
Total assets	133,224,096	729,256,726	247,525,598	229,188,794	156,932,119	1,722,747,266
LIABILITIES:
Payable for:
Fund shares redeemed	55,528	140,560	17,776	59,123	20,711	496,296
Investments purchased	1,294,708	21,576,616	594,518	—	—	432,613
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	27,643	455,995	169,843	94,066	64,181	963,592
Administrative service fee	1,418	39,846	15,183	12,548	8,562	95,612
Transfer agent fees and expenses	210	683	294	210	466	375
Directors’ fees and expenses	3,795	18,931	10,497	13,924	7,014	42,658
Other accrued expenses	74,129	579,285	141,231	144,561	81,385	140,224
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	315,830	—	5,531	—	—
Premiums received on over-the-counter swap contracts	—	—	—	9,610	—	—
Collateral upon return of securities loaned	—	730,032	13,884	2,549,423	—	100,151
Due to custodian	—	182,365	—	—	—	—
Payable for variation margin on futures contracts	10,125	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	1,058,500	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	236,929	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	2,526,056	24,040,143	963,226	3,125,925	182,319	2,271,521
Commitments and contingent liabilities (Note 5)
Net assets	$130,698,040	$705,216,583	$246,562,372	$226,062,869	$156,749,800	$1,720,475,745
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$125,963	$1,067,010	$356,694	$219,841	$169,577	$1,017,481
Additional paid-in-capital	127,300,278	705,916,201	320,797,943	206,566,612	180,717,967	963,396,063
Total accumulated earnings (loss)	3,271,799	(1,766,628)	(74,592,265)	19,276,416	(24,137,744)	756,062,201
Net assets	$130,698,040	$705,216,583	$246,562,372	$226,062,869	$156,749,800	$1,720,475,745
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	12,596,305	106,700,954	35,669,447	21,984,059	16,957,723	101,748,102
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.38	$6.61	$6.91	$10.28	$9.24	$16.91
* Cost
Investment securities (unaffiliated)	$26,484,695	$658,644,485	$237,469,395	$200,052,628	$164,191,520	$1,156,786,556
Investment securities (affiliated)	$97,687,123	$—	$—	$—	$—	$—
Foreign cash	$—	$1,367,100	$174,147	$20,190	$—	$18,340
‡ Including securities on loan	$—	$18,781,530	$4,437,607	$4,881,476	$—	$3,540,788
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2025 — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$434,835,022	$383,567,091	$1,744,568,368	$54,141,157	$381,892,467	$334,214,431
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	20,982,650	13,480,721	—	—	—	—
Cash	273	—	—	539,659	1,255,676	—
Foreign cash*	714,583	33,653	2,103,314	362,427	1,700,806	957,231
Cash collateral on futures contracts	—	—	531,296	—	—	—
Cash collateral on centrally cleared swap contracts	—	550,000	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	10,000	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	164,652	—	—	—	—
Receivable for:
Fund shares sold	100,425	9,022	3,712,962	427	5,114	5,745
Dividends and interest	6,405,963	1,585,319	15,181,198	573,920	912,992	2,444,059
Investments sold	2,414,319	8,742,633	16,895,661	—	1,190,333	8,911,838
Securities lending income	32,166	—	1,229	221	4,824	32,210
Receipts on swap contracts	—	21,754	—	—	—	—
Prepaid expenses and other assets	24,371	11,612	34,004	7,323	21,542	42,538
Due from investment adviser for expense reimbursements/fee waivers	25,417	9,229	—	1,055	83,378	8,608
Unrealized appreciation on forward foreign currency contracts	—	250,963	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	150,206	10,292	—	—	—
Total assets	465,535,189	408,576,855	1,783,048,324	55,626,189	387,067,132	346,616,660
LIABILITIES:
Payable for:
Fund shares redeemed	116,238	160,762	7,393,336	11,162	157,183	1,551,229
Investments purchased	2,640,435	35,812,337	10,516,773	—	—	1,731,648
Payments on swap contracts	—	18,847	438	—	—	—
Investment advisory and management fees	209,900	149,048	391,598	26,366	299,234	238,032
Administrative service fee	22,627	20,519	94,669	3,517	21,390	19,138
Transfer agent fees and expenses	82	292	1,514	289	292	265
Directors’ fees and expenses	26,117	13,628	43,200	7,639	23,085	44,256
Other accrued expenses	119,696	160,321	509,889	91,116	140,465	279,861
Line of credit	—	—	3,750,000	—	—	3,500,000
Accrued foreign tax on capital gains	—	—	—	—	843,838	90,365
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	46,769,203	—	53,352,381	—	4,801,513	10,558,352
Due to custodian	—	—	16,669	—	—	12,663
Payable for variation margin on futures contracts	—	26,031	357,395	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	32,798	5,538,382	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	13,791	—	—	—
Total liabilities	49,937,096	41,900,167	76,441,653	140,089	6,287,000	18,025,809
Commitments and contingent liabilities (Note 5)
Net assets	$415,598,093	$366,676,688	$1,706,606,671	$55,486,100	$380,780,132	$328,590,851
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$598,318	$426,733	$1,889,259	$53,533	$282,363	$203,355
Additional paid-in-capital	444,965,144	483,584,295	1,124,799,696	79,647,728	246,554,677	299,041,478
Total accumulated earnings (loss)	(29,965,369)	(117,334,340)	579,917,716	(24,215,161)	133,943,092	29,346,018
Net assets	$415,598,093	$366,676,688	$1,706,606,671	$55,486,100	$380,780,132	$328,590,851
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	59,831,752	42,673,304	188,925,906	5,353,271	28,236,330	20,335,462
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.95	$8.59	$9.03	$10.36	$13.49	$16.16
* Cost
Investment securities (unaffiliated)	$435,132,255	$419,753,193	$1,257,599,602	$56,502,336	$252,160,858	$291,432,798
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$714,164	$33,200	$2,101,975	$358,323	$1,691,724	$953,661
‡ Including securities on loan	$47,289,279	$—	$63,781,440	$1,977,129	$5,710,683	$23,739,607
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2025 — (continued)

	International Socially Responsible Fund	International Value Fund	Large Capital Growth Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$548,629,931	$391,870,526	$587,584,681	$2,561,092,008	$1,171,425,496	$594,353,906
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—	2,835,989
Cash	774	30,690	1,792	—	27,969,513	30
Foreign cash*	5,143,790	156,504	94,177	—	69	50
Cash collateral on futures contracts	452,926	—	—	595,576	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	32,451	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	775,149	6,266	7,545	49,489	717,841	553,479
Dividends and interest	3,880,575	3,414,696	551,525	2,035,537	323,409	796,664
Investments sold	14,853,494	5,253,692	—	—	136,585	204,827
Securities lending income	—	1,662	328	2,916	58,502	19,122
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	16,183	25,141	12,748	102,726	109,427	56,278
Due from investment adviser for expense reimbursements/fee waivers	41,358	24,299	24,744	21,867	—	—
Unrealized appreciation on forward foreign currency contracts	—	372,733	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	4,009	—	—	250,489	—	—
Total assets	573,798,189	401,156,209	588,277,540	2,564,183,059	1,200,740,842	598,820,345
LIABILITIES:
Payable for:
Fund shares redeemed	131,892	1,714,389	317,915	1,061,301	61,697	175,489
Investments purchased	15,953,252	1,746,965	—	—	137,203	657,982
Payments on swap contracts	141	—	—	7,882	—	—
Investment advisory and management fees	228,897	246,664	316,730	589,142	609,201	393,184
Administrative service fee	30,651	23,154	33,009	145,853	64,182	37,069
Transfer agent fees and expenses	466	382	378	1,703	377	388
Directors’ fees and expenses	18,188	27,016	16,207	119,352	28,426	57,650
Other accrued expenses	141,676	161,894	108,681	236,242	144,608	165,896
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	136,718	—	11,729,819	9,370,913	2,896,790
Due to custodian	—	—	—	94,170	—	—
Payable for variation margin on futures contracts	7,330	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	218,783	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	4,309	—	—	166,102	—	—
Total liabilities	16,516,802	4,275,965	792,920	14,151,566	10,416,607	4,384,448
Commitments and contingent liabilities (Note 5)
Net assets	$557,281,387	$396,880,244	$587,484,620	$2,550,031,493	$1,190,324,235	$594,435,897
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$205,682	$346,442	$355,488	$1,091,995	$563,082	$368,851
Additional paid-in-capital	411,932,115	311,379,937	377,268,016	1,664,105,262	919,246,245	514,759,890
Total accumulated earnings (loss)	145,143,590	85,153,865	209,861,116	884,834,236	270,514,908	79,307,156
Net assets	$557,281,387	$396,880,244	$587,484,620	$2,550,031,493	$1,190,324,235	$594,435,897
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	20,568,163	34,644,234	35,548,814	109,199,453	56,308,247	36,885,145
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$27.09	$11.46	$16.53	$23.35	$21.14	$16.12
* Cost
Investment securities (unaffiliated)	$426,305,951	$340,921,430	$450,000,425	$1,958,973,540	$974,735,103	$568,877,139
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$5,141,245	$155,278	$94,166	$—	$69	$49
‡ Including securities on loan	$—	$12,140,821	$5,313,830	$70,593,953	$24,110,588	$18,328,178
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2025 — (continued)

	Moderate Growth Lifestyle Fund	Nasdaq-100® Index Fund	Science & Technology Fund	Small Cap Growth Fund	Small Cap Index Fund	Small Cap Special Values Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$6,513,372	$1,017,374,051	$2,801,878,411	$542,761,349	$1,081,971,549	$173,745,095
Investment securities, at value (affiliated)*‡	987,307,839	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—	—
Cash	—	4	14,048,594	177,588	—	—
Foreign cash*	—	—	1,074	494	—	—
Cash collateral on futures contracts	—	253,164	—	—	1,086,223	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	16,675	52,216	42,661	276,820	802,684	8,704
Dividends and interest	26,920	570,105	1,151,814	142,849	819,899	175,372
Investments sold	17,400,827	—	—	3,161,105	140,524	180,166
Securities lending income	—	672	5,300	4,995	19,219	1,189
Receipts on swap contracts	—	—	—	—	38,847	—
Prepaid expenses and other assets	32,236	8,710	95,998	44,934	36,388	10,951
Due from investment adviser for expense reimbursements/fee waivers	25,147	67,307	114,877	21,985	52,974	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	162,645	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	253,968	—
Total assets	1,011,323,016	1,018,326,229	2,817,338,729	546,754,764	1,085,222,275	174,121,477
LIABILITIES:
Payable for:
Fund shares redeemed	364,849	121,953	672,863	24,844	30,583	138,853
Investments purchased	13,946,152	—	—	3,064,306	—	60,392
Payments on swap contracts	—	—	—	—	69,977	—
Investment advisory and management fees	83,823	315,617	1,974,145	355,999	263,192	112,117
Administrative service fee	—	56,116	153,246	29,328	58,890	9,971
Transfer agent fees and expenses	282	996	1,001	538	1,250	292
Directors’ fees and expenses	37,328	13,809	77,147	32,284	41,619	8,171
Other accrued expenses	86,260	188,058	234,832	119,210	353,891	78,108
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	9,228	36,411,214	4,147,388	29,085,892	253,203
Due to custodian	—	—	—	—	9,990	—
Payable for variation margin on futures contracts	—	1,253	—	—	181,365	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	642,226	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	139,744	—
Total liabilities	14,518,694	707,030	39,524,448	8,416,123	30,236,393	661,107
Commitments and contingent liabilities (Note 5)
Net assets	$996,804,322	$1,017,619,199	$2,777,814,281	$538,338,641	$1,054,985,882	$173,460,370
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$685,498	$441,349	$840,180	$342,363	$724,926	$168,730
Additional paid-in-capital	877,298,937	377,504,270	1,859,976,936	614,125,889	871,361,812	160,085,458
Total accumulated earnings (loss)	118,819,887	639,673,580	916,997,165	(76,129,611)	182,899,144	13,206,182
Net assets	$996,804,322	$1,017,619,199	$2,777,814,281	$538,338,641	$1,054,985,882	$173,460,370
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	68,549,845	44,134,889	84,017,976	34,236,268	72,492,595	16,872,955
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.54	$23.06	$33.06	$15.72	$14.55	$10.28
* Cost
Investment securities (unaffiliated)	$6,513,372	$478,458,591	$2,070,505,814	$543,403,284	$941,141,007	$172,656,956
Investment securities (affiliated)	$899,154,651	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$1,054	$490	$—	$—
‡ Including securities on loan	$—	$3,552,374	$34,703,466	$27,570,545	$64,029,082	$10,585,833
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2025 — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$245,107,171	$6,440,715,453	$688,906,928	$987,002,531	$454,163,177	$560,915,131
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,896,247	—	—	—	4,692,273	—
Cash	—	88	10,041,226	4,007,910	—	5
Foreign cash*	—	—	—	—	—	—
Cash collateral on futures contracts	590,000	2,274,107	—	—	—	153,065
Cash collateral on centrally cleared swap contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	176,300	—	—	—	100,002
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	8,100	173,135	1,718,011	13,438	106,716	87,659
Dividends and interest	287,050	6,909,319	620,284	417,430	513,682	384,242
Investments sold	192,254	—	—	—	—	—
Securities lending income	4,823	1,466	2,585	405	687	214
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	56,189	180,254	26,066	15,915	22,442	47,749
Due from investment adviser for expense reimbursements/fee waivers	—	458,918	123,558	142,731	53,642	9,644
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	250,141,834	6,450,889,040	701,438,658	991,600,360	459,552,619	561,697,711
LIABILITIES:
Payable for:
Fund shares redeemed	1,433,869	18,411,190	6,547	5,288,799	1,770,993	1,504,147
Investments purchased	751,999	—	4,889,104	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	159,880	1,192,047	417,797	589,270	259,669	120,545
Administrative service fee	15,970	360,116	37,461	54,631	25,557	32,161
Transfer agent fees and expenses	1,755	2,391	561	663	543	336
Directors’ fees and expenses	30,919	216,094	29,174	21,895	24,553	51,374
Other accrued expenses	179,639	365,307	101,841	123,161	87,396	126,453
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	2,923,256	722,978	2,130,549	756	874,314	—
Due to custodian	39,202	—	—	—	—	—
Payable for variation margin on futures contracts	20,937	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	5,557,426	21,270,123	7,613,034	6,079,175	3,043,025	1,835,016
Commitments and contingent liabilities (Note 5)
Net assets	$244,584,408	$6,429,618,917	$693,825,624	$985,521,185	$456,509,594	$559,862,695
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$223,522	$1,101,319	$213,905	$543,471	$308,746	$310,730
Additional paid-in-capital	213,443,859	1,295,475,018	433,619,890	518,134,596	347,754,377	313,119,599
Total accumulated earnings (loss)	30,917,027	5,133,042,580	259,991,829	466,843,118	108,446,471	246,432,366
Net assets	$244,584,408	$6,429,618,917	$693,825,624	$985,521,185	$456,509,594	$559,862,695
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	22,352,239	110,131,929	21,390,549	54,347,072	30,874,601	31,072,999
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.94	$58.38	$32.44	$18.13	$14.79	$18.02
* Cost
Investment securities (unaffiliated)	$247,013,246	$2,025,629,771	$471,205,155	$648,028,072	$390,802,171	$384,654,804
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—	$—
‡ Including securities on loan	$10,392,259	$19,225,588	$18,535,434	$4,109,802	$6,162,217	$2,071,768
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2025

	Aggressive Growth Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Growth Lifestyle Fund	Core Bond Fund	Dividend Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$265,871	$1,034,418	$1,399,179	$106,760	$2,144,497	$18,102,665
Dividends (affiliated)	15,220,382	—	—	8,433,162	—	—
Securities lending income	—	6,253	—	—	83,035	53,242
Interest (unaffiliated)	—	2,239,773	24	—	109,957,248	1,160
Total investment income*	15,486,253	3,280,444	1,399,203	8,539,922	112,184,780	18,157,067
EXPENSES:
Investment advisory and management fees	710,504	746,675	1,285,745	288,846	10,698,944	5,243,807
Administration service fee	—	99,638	155,978	—	1,726,268	489,825
Transfer agent fees and expenses	1,811	1,473	2,372	1,898	5,249	1,877
Custodian fees	11,956	49,353	11,424	11,956	154,463	8,975
Reports to shareholders	35,457	15,743	83,217	20,449	196,790	56,757
Audit and tax fees	40,147	53,321	53,695	40,147	67,862	40,403
Legal fees	28,832	19,587	31,855	15,178	113,608	25,907
Directors’ fees and expenses	64,092	13,692	20,811	25,877	222,587	59,020
Interest expense	—	—	—	—	54,383	28
License fee	39,664	897	6,766	20,336	6,675	14,810
Other expenses	35,959	47,550	43,034	30,041	52,821	57,917
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	968,422	1,047,929	1,694,897	454,728	13,299,650	5,999,326
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(213,151)	(74,668)	—	(86,654)	(776,171)	(1,004,217)
Fees paid indirectly (Note 2)	—	(885)	—	—	—	(1,142)
Net expenses	755,271	972,376	1,694,897	368,074	12,523,479	4,993,967
Net investment income (loss)	14,730,982	2,308,068	(295,694)	8,171,848	99,661,301	13,163,100
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	9,094,353	19,214,660	—	(17,133,317)	61,466,655
Investments (affiliated)	10,288,316	—	—	1,380,506	—	—
Futures contracts	—	39,281	—	—	(543,429)	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(155)	—	—	16	15,619
Net realized gain from capital gain distributions received from underlying funds (affiliated)	15,364,343	—	—	3,143,571	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	25,652,659	9,133,479	19,214,660	4,524,077	(17,676,730)	61,482,274
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	523,482	19,874,095	—	63,380,560	(6,215,058)
Investments (affiliated)	30,208,646	—	—	9,003,363	—	—
Futures contracts	—	—	—	—	1,056,749	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	362	—	—	5	29,893
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	30,208,646	523,844	19,874,095	9,003,363	64,437,314	(6,185,165)
Net realized and unrealized gain (loss) on investments and foreign currencies	55,861,305	9,657,323	39,088,755	13,527,440	46,760,584	55,297,109
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,592,287	$11,965,391	$38,793,061	$21,699,288	$146,421,885	$68,460,209
* Net of foreign withholding taxes on interest and dividends of	$—	$5,106	$2,779	$—	$723	$315,623
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2025 — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$265,392	$20,262,243	$10,691,458	$3,096,420	$—	$8,219,831
Dividends (affiliated)	1,872,178	—	—	—	—	—
Securities lending income	—	39,573	19,035	52,436	933	11,442
Interest (unaffiliated)	812,275	27,439	174,076	5,737,899	4,439,087	11,472
Total investment income*	2,949,845	20,329,255	10,884,569	8,886,755	4,440,020	8,242,745
EXPENSES:
Investment advisory and management fees	346,032	5,575,674	2,523,231	1,096,993	664,601	11,405,725
Administration service fee	17,633	488,729	228,628	146,384	88,684	1,132,796
Transfer agent fees and expenses	1,473	4,636	1,758	1,473	3,095	2,538
Custodian fees	23,081	823,721	37,505	57,749	15,086	69,002
Reports to shareholders	12,134	181,042	101,366	27,495	22,212	82,813
Audit and tax fees	41,164	67,137	41,896	55,670	47,442	40,402
Legal fees	12,742	48,960	19,021	17,075	21,088	58,817
Directors’ fees and expenses	12,579	63,820	30,577	19,826	11,377	153,872
Interest expense	62,058	33,520	42,749	3,243	—	13,428
License fee	8,345	9,692	19,250	29,191	897	40,632
Other expenses	35,025	166,859	63,217	65,797	41,354	76,280
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	572,266	7,463,790	3,109,198	1,520,896	915,836	13,076,305
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(78,022)	—	(23,343)	(131,639)	(71,501)	(2,716,337)
Fees paid indirectly (Note 2)	—	—	(1,475)	—	—	—
Net expenses	494,244	7,463,790	3,084,380	1,389,257	844,335	10,359,968
Net investment income (loss)	2,455,601	12,865,465	7,800,189	7,497,498	3,595,685	(2,117,223)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(423,062)	7,663,407	8,849,811	14,870,312	(23,387)	192,971,893
Investments (affiliated)	(670,855)	—	—	—	—	—
Futures contracts	(381,195)	199,585	—	(973,566)	—	333,973
Forward contracts	—	—	—	(142,975)	—	—
Swap contracts	—	—	—	7,670	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,140,149)	(122,705)	(49,790)	—	(6,898)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	4,149,686	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	(471,853)
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	471,853
Net realized gain (loss) on investments and foreign currencies	2,674,574	6,722,843	8,727,106	13,711,651	(23,387)	193,298,968
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	1,055,423	53,622,475	7,381,128	(773,703)	2,825,513	58,330,338
Investments (affiliated)	5,951,065	—	—	—	—	—
Futures contracts	(792,251)	51,397	—	164,486	—	(13,273)
Forward contracts	—	—	—	(18,933)	—	—
Swap contracts	—	—	—	83	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	27,613	23,431	16,021	—	3,438
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(196,624)	—	33,102	—	—
Net unrealized gain (loss) on investments and foreign currencies	6,214,237	53,504,861	7,404,559	(578,944)	2,825,513	58,320,503
Net realized and unrealized gain (loss) on investments and foreign currencies	8,888,811	60,227,704	16,131,665	13,132,707	2,802,126	251,619,471
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,344,412	$73,093,169	$23,931,854	$20,630,205	$6,397,811	$249,502,248
* Net of foreign withholding taxes on interest and dividends of	$—	$2,714,293	$400,379	$392,208	$—	$75,873
** Net of foreign withholding taxes on capital gains of	$—	$1,182,724	$—	$2,784	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2025 — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$51,386,232	$—	$3,308,404	$8,765,666
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	295,808	773	177,205	3,681	81,276	114,737
Interest (unaffiliated)	25,591,533	12,167,799	676,587	2,628,851	73,263	90,188
Total investment income*	25,887,341	12,168,572	52,240,024	2,632,532	3,462,943	8,970,591
EXPENSES:
Investment advisory and management fees	2,292,941	1,906,233	4,949,802	311,168	3,479,895	3,190,870
Administration service fee	246,620	264,098	1,209,187	41,521	248,722	257,780
Transfer agent fees and expenses	2,453	1,877	8,860	1,996	1,878	1,746
Custodian fees	34,255	86,213	289,317	20,831	70,046	229,264
Reports to shareholders	63,633	62,332	142,421	18,172	35,625	84,930
Audit and tax fees	53,695	49,720	52,969	53,724	51,023	53,694
Legal fees	17,307	22,158	54,294	18,842	19,252	17,542
Directors’ fees and expenses	33,399	33,722	157,747	5,283	32,749	34,242
Interest expense	11,647	18,962	132,911	20	912	14,995
License fee	21,729	6,675	545,089	18,050	6,123	6,463
Other expenses	51,461	54,891	149,892	44,168	65,168	128,384
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,829,140	2,506,881	7,692,489	533,775	4,011,393	4,019,910
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(303,321)	(118,749)	—	(8,157)	(894,647)	(115,908)
Fees paid indirectly (Note 2)	—	—	—	—	—	(43)
Net expenses	2,525,819	2,388,132	7,692,489	525,618	3,116,746	3,903,959
Net investment income (loss)	23,361,522	9,780,440	44,547,535	2,106,914	346,197	5,066,632
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(923,813)	(15,726,254)	76,316,447	(1,696,621)	20,953,275	27,834,951
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	(1,468,453)	2,792,487	—	—	—
Forward contracts	(286,859)	9,771,818	—	—	—	—
Swap contracts	—	42,703	(439)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	31,243	(5,131)	291,025	52,404	(29,137)	64,858
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(1,179,429)	(7,385,317)	79,399,520	(1,644,217)	20,924,138	27,899,809
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	9,188,850	18,643,166	67,859,256	3,149,300	41,712,745	2,049,381
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	(999,403)	(1,038,429)	—	—	—
Forward contracts	(37,971)	(6,376,695)	—	—	—	—
Swap contracts	—	178,355	(3,499)	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,391	(147,618)	608,138	11,924	44,289	114,574
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(430,845)	13,722
Net unrealized gain (loss) on investments and foreign currencies	9,153,270	11,297,805	67,425,466	3,161,224	41,326,189	2,177,677
Net realized and unrealized gain (loss) on investments and foreign currencies	7,973,841	3,912,488	146,824,986	1,517,007	62,250,327	30,077,486
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,335,363	$13,692,928	$191,372,521	$3,623,921	$62,596,524	$35,144,118
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$4,850,702	$2,975	$467,258	$948,742
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$72,025	$154,173
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2025 — (continued)

	International Socially Responsible Fund	International Value Fund	Large Capital Growth Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$14,202,899	$16,296,698	$6,311,631	$41,854,412	$6,895,629	$13,062,037
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	—	11,072	1,166	89,012	145,827	50,123
Interest (unaffiliated)	209,438	3,589	158,385	561,663	539,768	54,862
Total investment income*	14,412,337	16,311,359	6,471,182	42,505,087	7,581,224	13,167,022
EXPENSES:
Investment advisory and management fees	2,441,291	3,162,620	4,009,505	7,592,611	6,685,502	5,207,719
Administration service fee	325,909	298,050	418,000	1,893,552	701,732	494,637
Transfer agent fees and expenses	3,096	2,179	2,089	8,883	2,418	2,846
Custodian fees	68,608	43,750	28,370	102,254	42,240	48,701
Reports to shareholders	95,318	165,524	66,027	199,290	118,626	119,697
Audit and tax fees	56,623	65,191	40,399	42,347	40,401	53,694
Legal fees	21,554	45,005	26,881	81,966	38,638	29,213
Directors’ fees and expenses	43,542	39,431	56,043	259,200	95,501	67,917
Interest expense	3,162	4,228	51	22,088	356	3,502
License fee	7,413	7,064	14,155	31,992	27,633	15,342
Other expenses	53,261	87,762	53,053	109,447	56,532	61,517
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,119,777	3,920,804	4,714,573	10,343,630	7,809,579	6,104,785
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(263,190)	(312,697)	(207,030)	(186,997)	—	—
Fees paid indirectly (Note 2)	—	(34)	—	—	(47,917)	(7,838)
Net expenses	2,856,587	3,608,073	4,507,543	10,156,633	7,761,662	6,096,947
Net investment income (loss)	11,555,750	12,703,286	1,963,639	32,348,454	(180,438)	7,070,075
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	16,957,702	24,400,841	72,053,891	276,423,843	115,611,897	69,117,091
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	99,574	—	—	(8,344,296)	—	—
Forward contracts	—	205,408	—	—	—	—
Swap contracts	(141)	—	—	(7,882)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	520,405	(180,530)	(12,626)	—	6,958	57
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	17,577,540	24,425,719	72,041,265	268,071,665	115,618,855	69,117,148
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	26,650,624	29,583,240	(34,358,619)	(249,528,472)	29,959,730	(58,928,601)
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	(365,519)	—	—	(20,180)	—	—
Forward contracts	—	25,770	—	—	—	—
Swap contracts	(300)	—	—	84,387	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	139,823	151,619	2,710	—	11	2
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	26,424,628	29,760,629	(34,355,909)	(249,464,265)	29,959,741	(58,928,599)
Net realized and unrealized gain (loss) on investments and foreign currencies	44,002,168	54,186,348	37,685,356	18,607,400	145,578,596	10,188,549
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,557,918	$66,889,634	$39,648,995	$50,955,854	$145,398,158	$17,258,624
* Net of foreign withholding taxes on interest and dividends of	$1,606,795	$1,397,910	$118,127	$23,309	$94,914	$30,365
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2025 — (continued)

	Moderate Growth Lifestyle Fund	Nasdaq-100® Index Fund	Science & Technology Fund	Small Cap Growth Fund	Small Cap Index Fund	Small Cap Special Values Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$374,361	$7,744,276	$11,916,859	$1,933,796	$13,088,611	$4,204,867
Dividends (affiliated)	25,931,782	—	—	—	—	—
Securities lending income	—	14,139	34,193	28,039	767,784	16,352
Interest (unaffiliated)	—	276,849	213,852	48,201	647,162	24
Total investment income*	26,306,143	8,035,264	12,164,904	2,010,036	14,503,557	4,221,243
EXPENSES:
Investment advisory and management fees	1,023,598	3,765,424	24,046,455	4,225,544	3,186,184	1,508,913
Administration service fee	—	670,103	1,868,034	348,238	716,898	134,232
Transfer agent fees and expenses	1,888	6,132	5,812	3,862	7,182	1,878
Custodian fees	11,956	31,303	142,915	(50,399)	99,421	15,438
Reports to shareholders	42,688	45,163	109,141	85,911	156,896	25,033
Audit and tax fees	40,147	42,347	40,401	53,694	42,346	40,400
Legal fees	36,984	36,483	77,516	73,085	38,077	18,626
Directors’ fees and expenses	92,172	92,897	249,314	47,813	98,156	18,814
Interest expense	—	5,906	8,267	122	16,603	—
License fee	51,701	233,376	897	12,350	250,631	5,403
Other expenses	39,918	58,958	121,976	51,054	70,970	42,806
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,341,052	4,988,092	26,670,728	4,851,274	4,683,364	1,811,543
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(307,079)	(803,428)	(1,399,792)	(224,970)	(608,446)	—
Fees paid indirectly (Note 2)	—	—	(68,370)	(14,646)	—	(8,392)
Net expenses	1,033,973	4,184,664	25,202,566	4,611,658	4,074,918	1,803,151
Net investment income (loss)	25,272,170	3,850,600	(13,037,662)	(2,601,622)	10,428,639	2,418,092
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	96,780,577	556,986,282	51,028,329	55,512,805	13,093,919
Investments (affiliated)	16,543,079	—	—	—	—	—
Futures contracts	—	470,241	—	—	(12,905,133)	—
Forward contracts	—	—	—	486,930	—	—
Swap contracts	—	—	—	—	(31,130)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(205,672)	(1,475)	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	16,461,111	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	33,004,190	97,250,818	556,780,610	51,513,784	42,576,542	13,093,919
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	40,347,823	(128,699,566)	(33,118,405)	(35,509,525)	(30,173,880)
Investments (affiliated)	31,267,177	—	—	—	—	—
Futures contracts	—	410,847	—	—	(1,560,196)	—
Forward contracts	—	—	—	(479,581)	—	—
Swap contracts	—	—	—	—	114,224	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(11,735)	23	1	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	31,267,177	40,758,670	(128,711,301)	(33,597,963)	(36,955,496)	(30,173,880)
Net realized and unrealized gain (loss) on investments and foreign currencies	64,271,367	138,009,488	428,069,309	17,915,821	5,621,046	(17,079,961)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89,543,537	$141,860,088	$415,031,647	$15,314,199	$16,049,685	$(14,661,869)
* Net of foreign withholding taxes on interest and dividends of	$—	$16,241	$699,472	$8,007	$34,158	$14,657
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2025 — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,760,050	$86,723,009	$8,157,183	$6,117,522	$9,219,674	$8,873,861
Dividends (affiliated)	—	145,570	—	—	—	—
Securities lending income	59,785	16,596	97,397	6,563	16,465	1,976
Interest (unaffiliated)	157,370	695,975	38,258	57,936	49,167	244,184
Total investment income*	5,977,205	87,581,150	8,292,838	6,182,021	9,285,306	9,120,021
EXPENSES:
Investment advisory and management fees	2,267,547	14,430,984	4,521,751	7,212,725	3,100,356	1,622,597
Administration service fee	227,622	4,417,479	404,634	669,634	305,416	433,047
Transfer agent fees and expenses	7,858	13,276	3,668	4,261	3,611	2,413
Custodian fees	146,659	198,276	27,008	38,795	19,632	23,206
Reports to shareholders	55,637	275,798	43,515	61,753	33,884	99,657
Audit and tax fees	54,230	42,346	42,348	40,446	40,403	67,969
Legal fees	16,704	167,633	21,697	37,559	19,304	27,065
Directors’ fees and expenses	34,286	587,295	54,244	91,145	41,689	59,472
Interest expense	2,770	33,516	556	—	807	6,912
License fee	9,442	69,240	13,796	897	10,943	897
Other expenses	51,628	197,373	53,494	70,546	46,302	56,209
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,874,383	20,433,216	5,186,711	8,227,761	3,622,347	2,399,444
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(5,408,504)	(1,334,187)	(1,771,352)	(883,956)	(9,950)
Fees paid indirectly (Note 2)	(60,731)	—	—	—	—	—
Net expenses	2,813,652	15,024,712	3,852,524	6,456,409	2,738,391	2,389,494
Net investment income (loss)	3,163,553	72,556,438	4,440,314	(274,388)	6,546,915	6,730,527
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	40,129,934	677,114,979	38,568,187	133,688,695	40,593,082	63,661,254
Investments (affiliated)	—	1,037,363	—	—	—	—
Futures contracts	350,359	5,048,820	—	—	—	1,498,678
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	40,480,293	683,201,162	38,568,187	133,688,695	40,593,082	65,159,932
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(44,900,688)	64,881,093	29,190,507	10,733,109	7,796,827	(6,357,372)
Investments (affiliated)	—	(662,234)	—	—	—	—
Futures contracts	(18,351)	(294,343)	—	—	—	(819,480)
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(44,919,039)	63,924,516	29,190,507	10,733,109	7,796,827	(7,176,852)
Net realized and unrealized gain (loss) on investments and foreign currencies	(4,438,746)	747,125,678	67,758,694	144,421,804	48,389,909	57,983,080
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,275,193)	$819,682,116	$72,199,008	$144,147,416	$54,936,824	$64,713,607
* Net of foreign withholding taxes on interest and dividends of	$15,212	$19,313	$1,250	$1,348	$—	$654
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Growth Lifestyle Fund		Asset Allocation Fund		Capital Appreciation Fund		Conservative Growth Lifestyle Fund
	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$14,730,982	$11,701,542	$2,308,068	$2,152,337	$(295,694)	$(103,724)	$8,171,848	$7,624,871
Net realized gain (loss) on investments and foreign currencies	25,652,659	9,949,149	9,133,479	8,144,830	19,214,660	4,404,010	4,524,077	1,435,556
Net unrealized gain (loss) on investments and foreign currencies	30,208,646	95,431,637	523,844	12,896,382	19,874,095	21,946,171	9,003,363	20,289,495
Net increase (decrease) in net assets resulting from operations	70,592,287	117,082,328	11,965,391	23,193,549	38,793,061	26,246,457	21,699,288	29,349,922
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(18,268,533)	(14,374,215)	(7,933,999)	(2,200,405)	(4,286,202)	(13,718,380)	(7,642,651)	(7,056,285)
CAPITAL SHARE TRANSACTIONS (Note 7)	(35,180,768)	(37,053,011)	(6,576,396)	(7,883,954)	80,147,540	139,123,790	(27,869,115)	(32,245,412)
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,142,986	65,655,102	(2,545,004)	13,109,190	114,654,399	151,651,867	(13,812,478)	(9,951,775)
NET ASSETS:
Beginning of period	695,802,248	630,147,146	147,632,539	134,523,349	213,162,668	61,510,801	293,561,781	303,513,556
End of period	$712,945,234	$695,802,248	$145,087,535	$147,632,539	$327,817,067	$213,162,668	$279,749,303	$293,561,781
	Core Bond Fund		Dividend Value Fund		Dynamic Allocation Fund		Emerging Economies Fund
	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$99,661,301	$98,925,537	$13,163,100	$14,837,202	$2,455,601	$2,790,046	$12,865,465	$16,679,446
Net realized gain (loss) on investments and foreign currencies	(17,676,730)	(96,164,450)	61,482,274	28,381,795	2,674,574	(1,383,538)	6,722,843	38,498,180
Net unrealized gain (loss) on investments and foreign currencies	64,437,314	62,820,806	(6,185,165)	101,227,914	6,214,237	19,792,003	53,504,861	53,794,426
Net increase (decrease) in net assets resulting from operations	146,421,885	65,581,893	68,460,209	144,446,911	11,344,412	21,198,511	73,093,169	108,972,052
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(101,852,375)	(95,661,726)	(42,334,802)	(41,453,139)	(4,111,064)	(8,944,739)	(26,325,689)	(15,305,018)
CAPITAL SHARE TRANSACTIONS (Note 7)	85,342,413	(201,777,283)	(12,840,788)	(485,408,680)	(18,101,879)	(17,780,676)	14,112,125	(96,542,349)
TOTAL INCREASE (DECREASE) IN NET ASSETS	129,911,923	(231,857,116)	13,284,619	(382,414,908)	(10,868,531)	(5,526,904)	60,879,605	(2,875,315)
NET ASSETS:
Beginning of period	2,576,903,716	2,808,760,832	667,422,617	1,049,837,525	141,566,571	147,093,475	644,336,978	647,212,293
End of period	$2,706,815,639	$2,576,903,716	$680,707,236	$667,422,617	$130,698,040	$141,566,571	$705,216,583	$644,336,978
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Global Real Estate Fund		Global Strategy Fund		Government Securities Fund		Growth Fund
	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,800,189	$5,898,934	$7,497,498	$7,010,530	$3,595,685	$3,343,265	$(2,117,223)	$894,765
Net realized gain (loss) on investments and foreign currencies	8,727,106	(13,146,971)	13,711,651	1,340,201	(23,387)	(792,352)	193,298,968	95,641,979
Net unrealized gain (loss) on investments and foreign currencies	7,404,559	29,958,747	(578,944)	30,190,497	2,825,513	(2,089,468)	58,320,503	349,782,403
Net increase (decrease) in net assets resulting from operations	23,931,854	22,710,710	20,630,205	38,541,228	6,397,811	461,445	249,502,248	446,319,147
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(6,623,573)	(7,143,934)	(8,347,100)	—	(3,794,637)	(4,723,224)	(53,217,747)	(1,517,258)
CAPITAL SHARE TRANSACTIONS (Note 7)	(117,357,384)	53,636,644	(7,647,182)	(24,309,333)	24,918,622	(16,665,901)	(132,379,260)	195,486,114
TOTAL INCREASE (DECREASE) IN NET ASSETS	(100,049,103)	69,203,420	4,635,923	14,231,895	27,521,796	(20,927,680)	63,905,241	640,288,003
NET ASSETS:
Beginning of period	346,611,475	277,408,055	221,426,946	207,195,051	129,228,004	150,155,684	1,656,570,504	1,016,282,501
End of period	$246,562,372	$346,611,475	$226,062,869	$221,426,946	$156,749,800	$129,228,004	$1,720,475,745	$1,656,570,504
	High Yield Bond Fund		Inflation Protected Fund		International Equities Index Fund		International Government Bond Fund
	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,361,522	$23,390,432	$9,780,440	$13,624,889	$44,547,535	$48,770,933	$2,106,914	$2,001,493
Net realized gain (loss) on investments and foreign currencies	(1,179,429)	(6,386,325)	(7,385,317)	(22,517,041)	79,399,520	43,501,005	(1,644,217)	(4,132,571)
Net unrealized gain (loss) on investments and foreign currencies	9,153,270	18,968,028	11,297,805	12,658,711	67,425,466	230,142,093	3,161,224	3,218,900
Net increase (decrease) in net assets resulting from operations	31,335,363	35,972,135	13,692,928	3,766,559	191,372,521	322,414,031	3,623,921	1,087,822
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(22,356,353)	(23,745,472)	(6,616,286)	(47,722,963)	(81,110,488)	(44,308,254)	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(6,191,821)	14,509,673	(31,588,373)	(48,002,709)	(330,261,754)	(329,424,021)	(12,596,917)	(6,094,685)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,787,189	26,736,336	(24,511,731)	(91,959,113)	(219,999,721)	(51,318,244)	(8,972,996)	(5,006,863)
NET ASSETS:
Beginning of period	412,810,904	386,074,568	391,188,419	483,147,532	1,926,606,392	1,977,924,636	64,459,096	69,465,959
End of period	$415,598,093	$412,810,904	$366,676,688	$391,188,419	$1,706,606,671	$1,926,606,392	$55,486,100	$64,459,096
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	International Growth Fund		International Opportunities Fund		International Socially Responsible Fund		International Value Fund
	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$346,197	$527,551	$5,066,632	$5,331,313	$11,555,750	$10,227,860	$12,703,286	$14,941,533
Net realized gain (loss) on investments and foreign currencies	20,924,138	(10,705,411)	27,899,809	15,199,444	17,577,540	6,198,658	24,425,719	43,649,850
Net unrealized gain (loss) on investments and foreign currencies	41,326,189	26,914,891	2,177,677	45,890,189	26,424,628	54,072,336	29,760,629	41,646,297
Net increase (decrease) in net assets resulting from operations	62,596,524	16,737,031	35,144,118	66,420,946	55,557,918	70,498,854	66,889,634	100,237,680
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(10,029,083)	(4,274,825)	(17,294,252)	(8,091,651)	(44,473,241)	(8,235,367)
CAPITAL SHARE TRANSACTIONS (Note 7)	(58,227,499)	(55,990,791)	(106,736,364)	(118,273,439)	19,569,864	36,390,486	(95,556,445)	(96,351,149)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,369,025	(39,253,760)	(81,621,329)	(56,127,318)	57,833,530	98,797,689	(73,140,052)	(4,348,836)
NET ASSETS:
Beginning of period	376,411,107	415,664,867	410,212,180	466,339,498	499,447,857	400,650,168	470,020,296	474,369,132
End of period	$380,780,132	$376,411,107	$328,590,851	$410,212,180	$557,281,387	$499,447,857	$396,880,244	$470,020,296
	Large Capital Growth Fund		Mid Cap Index Fund		Mid Cap Strategic Growth Fund		Mid Cap Value Fund
	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,963,639	$1,762,343	$32,348,454	$35,472,990	$(180,438)	$951,071	$7,070,075	$5,926,947
Net realized gain (loss) on investments and foreign currencies	72,041,265	131,035,487	268,071,665	312,230,063	115,618,855	44,999,898	69,117,148	60,331,009
Net unrealized gain (loss) on investments and foreign currencies	(34,355,909)	9,770,408	(249,464,265)	326,917,400	29,959,741	161,082,193	(58,928,599)	69,298,329
Net increase (decrease) in net assets resulting from operations	39,648,995	142,568,238	50,955,854	674,620,453	145,398,158	207,033,162	17,258,624	135,556,285
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(130,629,161)	(42,379,434)	(350,985,209)	(159,151,537)	(954,220)	(158,955)	(67,031,458)	(84,125,102)
CAPITAL SHARE TRANSACTIONS (Note 7)	48,246,620	(184,420,034)	(137,712,543)	(422,785,463)	(72,917,086)	141,429,700	(41,132,980)	14,206,481
TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,733,546)	(84,231,230)	(437,741,898)	92,683,453	71,526,852	348,303,907	(90,905,814)	65,637,664
NET ASSETS:
Beginning of period	630,218,166	714,449,396	2,987,773,391	2,895,089,938	1,118,797,383	770,493,476	685,341,711	619,704,047
End of period	$587,484,620	$630,218,166	$2,550,031,493	$2,987,773,391	$1,190,324,235	$1,118,797,383	$594,435,897	$685,341,711
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Moderate Growth Lifestyle Fund		Nasdaq-100® Index Fund		Science & Technology Fund		Small Cap Growth Fund
	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$25,272,170	$21,944,090	$3,850,600	$4,456,523	$(13,037,662)	$(11,650,329)	$(2,601,622)	$(2,129,724)
Net realized gain (loss) on investments and foreign currencies	33,004,190	(1,420,256)	97,250,818	183,714,495	556,780,610	149,143,314	51,513,784	(37,731,512)
Net unrealized gain (loss) on investments and foreign currencies	31,267,177	118,199,484	40,758,670	44,044,836	(128,711,301)	616,075,771	(33,597,963)	126,045,811
Net increase (decrease) in net assets resulting from operations	89,543,537	138,723,318	141,860,088	232,215,854	415,031,647	753,568,756	15,314,199	86,184,575
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(22,050,761)	(22,957,106)	(186,693,827)	(40,346,335)	—	—	(896,724)	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(96,625,979)	(76,872,175)	100,107,137	(184,075)	(328,181,190)	(228,735,737)	(9,116,308)	(94,063,507)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,133,203)	38,894,037	55,273,398	191,685,444	86,850,457	524,833,019	5,301,167	(7,878,932)
NET ASSETS:
Beginning of period	1,025,937,525	987,043,488	962,345,801	770,660,357	2,690,963,824	2,166,130,805	533,037,474	540,916,406
End of period	$996,804,322	$1,025,937,525	$1,017,619,199	$962,345,801	$2,777,814,281	$2,690,963,824	$538,338,641	$533,037,474
	Small Cap Index Fund		Small Cap Special Values Fund		Small Cap Value Fund		Stock Index Fund
	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,428,639	$10,799,579	$2,418,092	$2,469,317	$3,163,553	$4,175,795	$72,556,438	$75,555,546
Net realized gain (loss) on investments and foreign currencies	42,576,542	35,195,293	13,093,919	16,303,147	40,480,293	22,721,198	683,201,162	114,439,929
Net unrealized gain (loss) on investments and foreign currencies	(36,955,496)	128,953,529	(30,173,880)	29,001,715	(44,919,039)	67,106,253	63,924,516	1,250,241,673
Net increase (decrease) in net assets resulting from operations	16,049,685	174,948,401	(14,661,869)	47,774,179	(1,275,193)	94,003,246	819,682,116	1,440,237,148
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(46,742,863)	(12,701,686)	(18,601,622)	(9,440,906)	(21,283,530)	(16,746,692)	(178,246,666)	(431,109,681)
CAPITAL SHARE TRANSACTIONS (Note 7)	5,204,277	25,225,903	(8,663,011)	(11,693,140)	(109,003,157)	(134,586,122)	(654,998,453)	73,326,213
TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,488,901)	187,472,618	(41,926,502)	26,640,133	(131,561,880)	(57,329,568)	(13,563,003)	1,082,453,680
NET ASSETS:
Beginning of period	1,080,474,783	893,002,165	215,386,872	188,746,739	376,146,288	433,475,856	6,443,181,920	5,360,728,240
End of period	$1,054,985,882	$1,080,474,783	$173,460,370	$215,386,872	$244,584,408	$376,146,288	$6,429,618,917	$6,443,181,920
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Systematic Core Fund		Systematic Growth Fund		Systematic Value Fund		U.S. Socially Responsible Fund
	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024	For the Year Ended May 31, 2025	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,440,314	$4,815,335	$(274,388)	$886,509	$6,546,915	$7,592,341	$6,730,527	$8,570,876
Net realized gain (loss) on investments and foreign currencies	38,568,187	22,019,843	133,688,695	84,742,897	40,593,082	24,773,067	65,159,932	104,149,669
Net unrealized gain (loss) on investments and foreign currencies	29,190,507	110,569,042	10,733,109	192,189,076	7,796,827	57,511,062	(7,176,852)	67,919,770
Net increase (decrease) in net assets resulting from operations	72,199,008	137,404,220	144,147,416	277,818,482	54,936,824	89,876,470	64,713,607	180,640,315
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(26,840,231)	(11,328,023)	(80,524,325)	(111,024,774)	(26,986,609)	(7,983,557)	(108,333,269)	(64,793,249)
CAPITAL SHARE TRANSACTIONS (Note 7)	63,140,303	(71,881,104)	(51,257,512)	33,086,537	(24,058,505)	(31,030,009)	(57,950,450)	(139,752,924)
TOTAL INCREASE (DECREASE) IN NET ASSETS	108,499,080	54,195,093	12,365,579	199,880,245	3,891,710	50,862,904	(101,570,112)	(23,905,858)
NET ASSETS:
Beginning of period	585,326,544	531,131,451	973,155,606	773,275,361	452,617,884	401,754,980	661,432,807	685,338,665
End of period	$693,825,624	$585,326,544	$985,521,185	$973,155,606	$456,509,594	$452,617,884	$559,862,695	$661,432,807
See Notes to Financial Statements

VALIC Company I
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    VALIC Company I (the “Series" or "VC I"), a Maryland Corporation, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Series is comprised of 36 funds (each, a “Fund,” and collectively, the “Funds”). Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Funds of the Series.  Prior to January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, American International Group, Inc.'s (“AIG”) share ownership of Corebridge, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provided AIG with control over Corebridge's corporate and business activities.  Since January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, AIG no longer has control over Corebridge’s corporate and business activities.
    Shares of the Funds are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain employer-ponsored retirement plans and individual retirement accounts and certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    The Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund (the “Lifestyle Funds”) are structured as fund-of-funds and invest in affiliated mutual funds (the “Underlying Funds”).  The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in Underlying Funds.
    Each Fund is diversified with the exception of Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund, Science & Technology Fund and Systematic Growth Fund, which are non-diversified as defined by the 1940 Act.
    Indemnifications: The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds. In addition, pursuant to Indemnification Agreements between the Funds and each of the current (and certain former) directors who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Funds (collectively, the “Disinterested Directors”), the Funds provide the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Fund is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Series, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of May 31, 2025, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Funds’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated VALIC as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
    Loans: Certain Funds invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
    Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.
    When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Investment Securities Loaned: To realize additional income, each Fund, except for the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund and the Moderate Growth Lifestyle Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.
    In consideration of recent decisions rendered by the European courts, certain Funds filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the current fiscal year, such amounts recovered, excluding any foreign exchange gain (loss) and interest income amounted to $218,504 for the International Equities Index Fund, and are reflected as Dividends (unaffiliated) in the Statement of Operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Funds. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program. Custodian fees in the Statement of Operations include adjustments for the overbilling of fees in prior years for the Small Cap Growth Fund.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In June 2022, FASB issued Accounting Standards Update (“ASU”) No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The Rule became effective for fiscal years beginning after December 15, 2023.  Adoption of the Rule had no material impact on the Funds' financial statements.
    In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740) - Improvements to Income Tax Disclosures”. ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-09 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-09.
    In this reporting period, the Funds adopted FASB ASU 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures". Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
    The Funds’ Administrator acts as the Funds’ CODM and has determined that the Funds have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Funds’ Portfolio of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    Swap Contracts: Certain Funds may enter into contract for difference, credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
    Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Fund attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Fund. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss.
    CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Fund of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
    Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the  Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of May 31, 2025, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2025. For a detailed presentation of derivatives held as of May 31, 2025, please refer to the schedule at the end of each Fund’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Fund	Inflation Contracts
Inflation Protected	$—	$188,910	$—	$—	$—	$—	$—	$—
	Interest Rate Contracts
Core Bond	1,065,011	—	—	—	—	—	—	—
Global Strategy	151,266	—	—	—	—	—	—	—
Inflation Protected	353,567	16,887	—	—	620,655	—	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Fund	Equity Contracts
Dynamic Allocation	$20,024	$—	$895,967	$—	$390,995	$—	$—	$—
Emerging Economies	—	—	—	—	106,985	—	—	—
Global Strategy	921	—	—	—	—	—	—	—
Growth	14,288	—	—	—	22,105	—	—	—
International Equities Index	14,263	10,292	—	—	6,304	13,791	—	—
International Socially Responsible	23,943	4,009	—	—	21,245	4,309	—	—
Mid Cap Index	—	250,489	—	—	22,762	166,102	—	—
Nasdaq-100® Index	45,393	—	—	—	—	—	—	—
Small Cap Index	—	253,968	—	—	104,414	139,744	—	—
Small Cap Value	—	—	—	—	18,827	—	—	—
Stock Index	—	—	—	—	227,582	—	—	—
U.S. Socially Responsible	—	—	—	—	1,898	—	—	—
	Credit Contracts
Global Strategy	—	656	—	—	—	—	—	—
	Foreign Exchange Contracts
Global Strategy	—	—	—	23,470	—	—	—	236,929
High Yield Bond	—	—	—	—	—	—	—	32,798
Inflation Protected	—	—	—	250,963	—	—	—	5,538,382
International Value	—	—	—	372,733	—	—	—	218,783
Small Cap Growth	—	—	—	162,645	—	—	—	642,226

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Fund	Inflation Contracts
Inflation Protected	$—	$73,500	$—	$—	$—
	Interest Rate Contracts
Core Bond	(543,429)	—	—	—	—
Global Strategy	(240,942)	—	—	—	—
Inflation Protected	(1,468,453)	(30,797)	—	—	—
Nasdaq-100® Index	(34)	—	—	—	—
	Equity Contracts
Asset Allocation	39,281	—	—	—	—
Dynamic Allocation	(381,195)	—	—	330,664	—
Emerging Economies	199,585	—	—	—	—
Global Strategy	(732,624)	—	—	—	—
Growth	333,973	—	—	—	—
International Equities Index	2,792,487	(439)	—	—	—
International Socially Responsible	99,574	(141)	—	—	—
Mid Cap Index	(8,344,296)	(7,882)	—	—	—
Nasdaq-100® Index	470,275	—	—	—	—
Small Cap Index	(12,905,133)	(31,130)	—	—	—
Small Cap Value	350,359	—	—	—	—
Stock Index	5,048,820	—	—	—	—
U.S. Socially Responsible	1,498,678	—	—	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Fund	Credit Contracts
Global Strategy	$—	$7,670	$—	$—	$—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	(142,975)
High Yield Bond	—	—	—	—	(286,859)
Inflation Protected	—	—	—	—	9,771,818
International Value	—	—	—	—	205,408
Small Cap Growth	—	—	—	—	486,930
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Fund	Inflation Contracts
Inflation Protected	$—	$161,468	$—	$—	$—
	Interest Rate Contracts
Core Bond	1,056,749	—	—	—	—
Global Strategy	139,315	—	—	—	—
Inflation Protected	(999,403)	16,887	—	—	—
	Equity Contracts
Dynamic Allocation	(792,251)	—	—	(122,575)	—
Emerging Economies	51,397	—	—	—	—
Global Strategy	25,171	—	—	—	—
Growth	(13,273)	—	—	—	—
International Equities Index	(1,038,429)	(3,499)	—	—	—
International Socially Responsible	(365,519)	(300)	—	—	—
Mid Cap Index	(20,180)	84,387	—	—	—
Nasdaq-100® Index	410,847	—	—	—	—
Small Cap Index	(1,560,196)	114,224	—	—	—
Small Cap Value	(18,351)	—	—	—	—
Stock Index	(294,343)	—	—	—	—
U.S. Socially Responsible	(819,480)	—	—	—	—
	Credit Contracts
Global Strategy	—	83	—	—	—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	(18,933)
High Yield Bond	—	—	—	—	(37,971)
Inflation Protected	—	—	—	—	(6,376,695)
International Value	—	—	—	—	25,770
Small Cap Growth	—	—	—	—	(479,581)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following table represents the average monthly balances of derivatives held during the year ended May 31, 2025.
	Average Amount Outstanding During the Period
Fund	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Put Options Contracts(2)	Inflation Swap Contracts(1)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Equity Swaps(2)
Asset Allocation	$46,558	$—	$—	$—	$—	$—	$—
Core Bond	135,597,183	—	—	—	—	—	—
Dynamic Allocation	22,672,906	—	1,160,001	—	—	—	—
Emerging Economies	14,075,012	—	—	—	—	—	—
Global Strategy	17,716,510	26,457,280	—	—	—	490,000	—
Growth	506,828	—	—	—	—	—	—
High Yield Bond	—	14,150,557	—	—	—	—	—
Inflation Protected	145,321,277	164,829,154	—	36,939,167	995,000	—	—
International Equities Index	45,501,050	—	—	—	—	—	136,158
International Socially Responsible	13,464,787	—	—	—	—	—	45,842
International Value	—	85,038,076	—	—	—	—	—
Mid Cap Index	37,482,578	—	—	—	—	—	1,876,099
Nasdaq-100® Index	14,767,925	—	—	—	—	—	—
Small Cap Growth	—	12,130,277	—	—	—	—	—
Small Cap Index	31,430,408	—	—	—	—	—	1,926,230
Small Cap Value	8,501,210	—	—	—	—	—	—
Stock Index	44,624,519	—	—	—	—	—	—
U.S. Socially Responsible	12,117,713	—	—	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Fund’s objectives for using derivative instruments for the year ended May 31, 2025:
	Objectives for Using Derivatives
Fund	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Contracts For Difference Swap Contracts
Asset Allocation	1	-	-	-	-	-	-
Core Bond	1, 2	-	-	-	-	-	-
Dynamic Allocation	1	-	1	-	-	-	-
Emerging Economies	1	-	-	-	-	-	-
Global Strategy	1, 2	3	-	-	-	4, 5	-
Growth	1	-	-	-	-	-	-
High Yield Bond	-	3	-	-	-	-	-
Inflation Protected	1, 2	3	-	6	2, 5, 6	-	-
International Equities Index	1	-	-	-	-	-	1
International Socially Responsible	1	-	-	-	-	-	1
International Value	-	3	-	-	-	-	-
Mid Cap Index	1	-	-	-	-	-	1
Nasdaq-100® Index	1	-	-	-	-	-	-
Small Cap Growth	-	3	-	-	-	-	-
Small Cap Index	1	-	-	-	-	-	1
Small Cap Value	1	-	-	-	-	-	-
Stock Index	1	-	-	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-	-	-

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage inflation risk and the duration of the portfolio.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of May 31, 2025. The repurchase agreements held by the Funds as of May 31, 2025, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements.
	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$516,608	$516,608	$—	$—	$—	$—	$516,608	$(470,000)	$46,608
Goldman Sachs International	—	—	280,942	280,942	—	—	—	—	280,942	(280,942)	—
JP Morgan Chase Bank, N.A.	—	—	65,567	65,567	—	—	—	—	65,567	(65,567)	—
UBS AG	—	—	32,850	32,850	—	—	—	—	32,850	(32,850)	—
Total	$—	$—	$895,967	$895,967	$—	$—	$—	$—	$895,967	$(849,359)	$46,608

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Global Strategy Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$18,990	$—	$—	$18,990	$94,499	$—	$—	$94,499	$(75,509)	$75,509	$—
HSBC Bank PLC	4,480	—	—	4,480	127,796	—	—	127,796	(123,316)	—	(123,316)
JPMorgan Chase Bank, N.A.	—	656	—	656	14,634	—	—	14,634	(13,978)	—	(13,978)
Total	$23,470	$656	$—	$24,126	$236,929	$—	$—	$236,929	$(212,803)	$75,509	$(137,294)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$—	$—	$—	$—	$14,005	$—	$—	$14,005	$(14,005)	$—	$(14,005)
JPMorgan Chase Bank, N.A.	—	—	—	—	18,793	—	—	18,793	(18,793)	—	(18,793)
Total	$—	$—	$—	$—	$32,798	$—	$—	$32,798	$(32,798)	$—	$(32,798)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Australia & New Zealand Banking Group	$18,327	$—	$—	$18,327	$770,898	$—	$—	$770,898	$(752,571)	$—	$(752,571)
Bank of America, N.A.	39,665	150,206	—	189,871	—	—	—	—	189,871	(189,871)	—
Barclays Bank PLC	100,399	—	—	100,399	398	—	—	398	100,001	—	100,001
BNP Paribas SA	2,423	—	—	2,423	—	—	—	—	2,423	—	2,423
Citibank, N.A.	—	—	—	—	231,429	—	—	231,429	(231,429)	—	(231,429)
Credit Agricole SA	2,377	—	—	2,377	—	—	—	—	2,377	—	2,377
Deutsche Bank AG	—	—	—	—	1,857,238	—	—	1,857,238	(1,857,238)	—	(1,857,238)
Goldman Sachs International	61,648	—	—	61,648	592,984	—	—	592,984	(531,336)	—	(531,336)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
HSBC Bank PLC	$—	$—	$—	$—	$1,930	$—	$—	$1,930	$(1,930)	$—	$(1,930)
JPMorgan Chase Bank, N.A.	—	—	—	—	27,574	—	—	27,574	(27,574)	27,574	—
Morgan Stanley & Co. International PLC	4,806	—	—	4,806	27,065	—	—	27,065	(22,259)	—	(22,259)
Natwest Markets PLC	—	—	—	—	1,080,528	—	—	1,080,528	(1,080,528)	—	(1,080,528)
Standard Chartered Bank	—	—	—	—	5,051	—	—	5,051	(5,051)	—	(5,051)
State Street Bank & Trust Company	21,318	—	—	21,318	—	—	—	—	21,318	—	21,318
Wells Fargo & Co.	—	—	—	—	943,287	—	—	943,287	(943,287)	—	(943,287)
Total	$250,963	$150,206	$—	$401,169	$5,538,382	$—	$—	$5,538,382	$(5,137,213)	$(162,297)	$(5,299,510)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	International Equities Index Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs and Co. LLC	$—	$—	$—	$—	$—	$13,791	$—	$13,791	$(13,791)	$—	$(13,791)
HSBC Holdings	—	10,292	—	10,292	—	—	—	—	10,292	(10,000)	292
Total	$—	$10,292	$—	$10,292	$—	$13,791	$—	$13,791	$(3,499)	$(10,000)	$(13,499)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	International Socially Responsible Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas	$—	$665	$—	$665	$—	$—	$—	$—	$665	$—	$665
Goldman Sachs and Co. LLC	—	3,344	—	3,344	—	—	—	—	3,344	(3,344)	—
HSBC Holdings	—	—	—	—	—	4,309	—	4,309	(4,309)	4,309	—
Total	$—	$4,009	$—	$4,009	$—	$4,309	$—	$4,309	$(300)	$965	$665

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	International Value Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$53,494	$—	$—	$53,494	$10,350	$—	$—	$10,350	$43,144	$—	$43,144
Citibank, N.A.	144,847	—	—	144,847	2,113	—	—	2,113	142,734	—	142,734
Goldman Sachs and Co. LLC	4,747	—	—	4,747	3,902	—	—	3,902	845	—	845
HSBC Bank PLC	96,153	—	—	96,153	—	—	—	—	96,153	—	96,153
Morgan Stanley & Co. International PLC	—	—	—	—	150,780	—	—	150,780	(150,780)	—	(150,780)
State Street Bank & Trust Co.	—	—	—	—	45,550	—	—	45,550	(45,550)	—	(45,550)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	International Value Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
UBS AG	$70,513	$—	$—	$70,513	$—	$—	$—	$—	$70,513	$—	$70,513
Wells Fargo & Co.	2,979	—	—	2,979	6,088	—	—	6,088	(3,109)	—	(3,109)
Total	$372,733	$—	$—	$372,733	$218,783	$—	$—	$218,783	$153,950	$—	$153,950

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Mid Cap Index Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas	$—	$250,489	$—	$250,489	$—	$—	$—	$—	$250,489	$—	$250,489
HSBC Holdings	—	—	—	—	—	166,102	—	166,102	(166,102)	—	(166,102)
Total	$—	$250,489	$—	$250,489	$—	$166,102	$—	$166,102	$84,387	$—	$84,387

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Small Cap Growth Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$162,645	$—	$—	$162,645	$642,226	$—	$—	$642,226	$(479,581)	$—	$(479,581)
Total	$162,645	$—	$—	$162,645	$642,226	$—	$—	$642,226	$(479,581)	$—	$(479,581)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Small Cap Index Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$—	$—	$—	$—	$8,892	$—	$8,892	$(8,892)	$—	$(8,892)
BNP Paribas	—	217,704	—	217,704	—	41,627	—	41,627	176,077	—	176,077
Goldman Sachs and Co. LLC	—	3,255	—	3,255	—	45	—	45	3,210	—	3,210
HSBC Holdings	—	16,777	—	16,777	—	83,453	—	83,453	(66,676)	—	(66,676)
JPMorgan Securities, LLC	—	16,232	—	16,232	—	5,727	—	5,727	10,505	—	10,505
Total	$—	$253,968	$—	$253,968	$—	$139,744	$—	$139,744	$114,224	$—	$114,224

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2025
Fund	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$19,550,484	$23,308,724	$79,680,861	$11,802,505	$6,466,028
Asset Allocation	2,781,121	8,368,754	11,313,557	2,854,149	5,079,850
Capital Appreciation	3,449,708	15,563,051	55,790,055	825,165	3,461,037
Conservative Growth Lifestyle	9,096,059	(4,200,889)	(2,900,817)	7,642,651	—
Core Bond	92,633,478	(255,893,268)	(161,932,685)	101,852,375	—
Dividend Value	17,817,361	51,369,594	59,498,036	22,887,153	19,447,649
Dynamic Allocation	5,745,223	415,157	(892,694)	3,789,210	321,854
Emerging Economies	15,224,659	(50,742,397)	33,854,018	26,325,689	—
Global Real Estate	8,350,236	(86,904,835)	3,966,618	6,623,573	—
Global Strategy	7,102,334	(12,242,113)	24,606,780	8,347,100	—
Government Securities	3,499,756	(15,718,437)	(11,910,957)	3,794,637	—
Growth	—	193,694,632	562,384,573	821,167	52,396,580
High Yield Bond	21,002,817	(50,371,327)	(521,037)	22,356,353	—
Inflation Protected	9,349,199	(82,266,617)	(36,344,855)	6,616,286	—
International Equities Index	45,291,899	78,662,916	456,403,576	62,125,144	18,985,344
International Government Bond**,***	—	(21,145,967)	(1,541,754)	—	—
International Growth	436,017	8,495,869	125,043,734	—	—
International Opportunities	12,907,031	(18,225,645)	34,816,261	10,029,083	—
International Socially Responsible	13,687,610	15,556,465	116,048,883	13,674,793	3,619,459
International Value	26,944,269	10,694,256	47,684,217	24,553,110	19,920,131
Large Capital Growth	5,183,117	69,089,738	135,593,924	4,950,197	125,678,964
Mid Cap Index	59,467,930	241,562,657	583,845,429	66,373,714	284,611,495
Mid Cap Strategic Growth	—	79,831,288	190,693,883	954,220	—
Mid Cap Value	24,413,360	58,827,729	(3,912,861)	24,700,391	42,331,067
Moderate Growth Lifestyle	30,285,160	30,553,125	57,997,696	22,050,761	—
Nasdaq-100® Index	3,476,221	97,753,434	538,450,337	5,052,206	181,641,621
Science & Technology	—	208,797,690	708,225,812	—	—
Small Cap Growth	12,758,808	(81,678,809)	(7,179,373)	896,724	—
Small Cap Index	9,935,502	56,948,138	116,030,352	13,144,640	33,598,223
Small Cap Special Values	3,545,499	11,184,739	(1,521,046)	3,288,087	15,313,535
Small Cap Value	4,611,396	33,188,863	(6,871,860)	7,105,987	14,177,543
Stock Index	71,275,704	674,666,306	4,388,449,417	88,228,718	90,017,948
Systematic Core	6,618,387	35,970,057	217,430,188	6,409,005	20,431,226
Systematic Growth	15,775,105	118,597,995	332,477,683	36,008,347	44,515,978
Systematic Value	18,379,497	27,516,504	62,559,171	20,532,189	6,454,420
U.S. Socially Responsible	6,040,966	65,089,997	175,319,325	8,351,348	99,981,921

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Fund's Long-term Gains/Capital Loss Carryover includes both Long-term Capital Capital Gains and Capital Loss Carryforward due to ownership change limitations.
***	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2024.
	Tax Distributions
	For the year ended May 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$14,374,215	$—
Asset Allocation	2,200,405	—
Capital Appreciation	94,520	13,623,860
Conservative Growth Lifestyle	7,056,285	—
Core Bond	95,661,726	—
Dividend Value	29,760,431	11,692,708
Dynamic Allocation	4,141,294	4,803,445
Emerging Economies	15,305,018	—
Global Real Estate	7,143,934	—
Government Securities	4,723,224	—
Growth	1,517,258	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	For the year ended May 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains
High Yield Bond	$23,745,472	$—
Inflation Protected	47,722,963	—
International Equities Index	44,308,254	—
International Opportunities	4,274,825	—
International Socially Responsible	8,091,651	—
International Value	8,235,367	—
Large Capital Growth	2,443,228	39,936,206
Mid Cap Index	43,953,689	115,197,848
Mid Cap Strategic Growth	158,955	—
Mid Cap Value	15,906,384	68,218,718
Moderate Growth Lifestyle	22,957,106	—
Nasdaq-100® Index	3,264,352	37,081,983
Small Cap Index	12,701,686	—
Small Cap Special Values	3,413,365	6,027,541
Small Cap Value	7,767,609	8,979,083
Stock Index	75,316,096	355,793,585
Systematic Core	6,038,799	5,289,224
Systematic Growth	—	111,024,774
Systematic Value	7,983,557	—
U.S. Socially Responsible	9,999,973	54,793,276
    As of May 31, 2025, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Fund	ST	LT
Conservative Growth Lifestyle*	$3,582,790	$618,099
Core Bond*	64,913,130	190,980,137
Emerging Economies*	43,388,816	8,849,617
Global Real Estate	15,737,738	71,167,097
Global Strategy*	12,242,113	—
Government Securities	4,712,052	11,006,385
High Yield Bond	3,336,397	47,034,930
Inflation Protected*	17,304,007	64,962,610
International Government Bond**	6,402,108	14,743,859
International Opportunities*	5,757,690	12,467,955
Small Cap Growth*	3,216,820	78,461,989

*	The Funds had a change in ownership as defined in the Internal Revenue Code section 382 during the fiscal year ended May 31, 2025. The capital loss carryforwards amounts may be subject to limitations pursuant to applicable federal income tax regulations.
**	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2024.
    The Funds indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended May 31, 2025.
Fund	Capital Loss Carryforward Utilized
Conservative Growth Lifestyle	$7,445,911
Emerging Economies	9,194,928
Global Real Estate	2,522,963
Global Strategy	13,753,232
International Growth	11,368,533
International Opportunities	21,573,496
Mid Cap Strategic Growth	35,972,978
Moderate Growth Lifestyle	7,478,962
Science & Technology	320,642,638
Small Cap Growth	19,137,360

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2025, the Funds elected to defer late year ordinary losses and post October capital losses as follows:
Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
International Government Bond*	$1,014,330	$—	$—

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2024.
    For the year ended May 31, 2025, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Fund	Accumulated Earnings(Loss)	Paid-In Capital
Global Real Estate	$11,370	$(11,370)
Growth	2,124,121	(2,124,121)
International Government Bond*	115,449	(115,449)
Mid Cap Strategic Growth	173,480	(173,480)
Science & Technology	18,297,142	(18,297,142)
Stock Index	2,930	(2,930)
Systematic Value	4,317	(4,317)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2024.
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Aggressive Growth Lifestyle	$90,623,346	$(10,942,485)	$79,680,861	$631,618,651
Asset Allocation	18,314,822	(7,001,217)	11,313,605	133,934,116
Capital Appreciation	62,354,361	(6,564,306)	55,790,055	270,617,041
Conservative Growth Lifestyle	12,517,875	(15,418,692)	(2,900,817)	281,580,593
Core Bond	20,625,992	(182,558,680)	(161,932,688)	2,851,241,208
Dividend Value	103,728,324	(44,245,010)	59,483,314	619,393,775
Dynamic Allocation	10,231,445	(11,124,139)	(892,694)	132,734,817
Emerging Economies	84,343,401	(50,178,593)	34,164,808	676,684,987
Global Real Estate	14,405,176	(10,459,619)	3,945,557	241,457,478
Global Strategy	32,444,857	(7,849,519)	24,595,338	201,574,129
Government Securities	240,936	(12,151,893)	(11,910,957)	167,681,049
Growth	576,501,185	(14,119,137)	562,382,048	1,158,664,666
High Yield Bond	7,564,997	(8,089,853)	(524,856)	456,342,528
Inflation Protected	8,035,334	(44,399,058)	(36,363,724)	433,986,247
International Equities Index	539,599,864	(83,823,321)	455,776,543	1,288,805,393
International Government Bond*	888,735	(3,268,740)	(2,380,005)	56,521,162
International Growth	139,313,884	(13,480,627)	125,833,257	256,059,210
International Opportunities	55,159,108	(20,308,741)	34,850,367	299,362,689
International Socially Responsible	138,930,421	(23,048,832)	115,881,589	432,761,990
International Value	65,472,718	(17,854,618)	47,618,100	344,217,858
Large Capital Growth	163,629,536	(28,038,408)	135,591,128	451,993,553
Mid Cap Index	775,716,218	(191,870,789)	583,845,429	1,977,246,579
Mid Cap Strategic Growth	279,684,196	(88,990,324)	190,693,872	980,731,624
Mid Cap Value	50,578,726	(54,491,588)	(3,912,862)	601,102,757
Moderate Growth Lifestyle	88,360,285	(30,362,589)	57,997,696	935,823,515
Nasdaq-100® Index	553,421,977	(14,971,640)	538,450,337	478,923,714
Science & Technology	791,927,922	(83,711,232)	708,216,690	2,093,661,721
Small Cap Growth	54,999,127	(62,178,523)	(7,179,396)	549,940,745
Small Cap Index	282,216,806	(166,186,454)	116,030,352	965,941,194
Small Cap Special Values	35,414,406	(36,935,452)	(1,521,046)	175,266,141
Small Cap Value	19,990,319	(26,862,179)	(6,871,860)	255,875,278
Stock Index	4,521,947,274	(133,497,857)	4,388,449,417	2,052,266,036
Systematic Core	249,847,297	(32,417,109)	217,430,188	471,476,740
Systematic Growth	357,587,196	(25,109,513)	332,477,683	654,524,848

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Systematic Value	$80,549,541	$(17,990,370)	$62,559,171	$396,296,279
U.S. Socially Responsible	192,801,393	(17,482,068)	175,319,325	385,595,806

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2024.
Note 5 — Advisory Fees and Other Transactions with Affiliates
    VALIC serves as investment adviser to the Series and employs investment subadvisers that make investment decisions for the Funds. The Funds pay VALIC a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. VALIC has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Funds. The subadvisers are compensated for their services by VALIC.
Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Aggressive Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Asset Allocation	J.P. Morgan Investment Management Inc.	0.500% on the first $300 million 0.475% on the next $200 million 0.450% on assets over $500 million	0.450% on the first $300 million 0.425% on the next $200 million 0.400% on assets over $500 million
Capital Appreciation	Columbia Management Investment Advisers, LLC	0.550% on the first $1 billion 0.525% on assets over $1 billion	No fee waiver
Conservative Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Core Bond	PineBridge Investments LLC J.P. Morgan Investment Management Inc.	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on assets over $500 million	0.47% on the first $200 million 0.42% on the next $300 million 0.37% on assets over $500 million
Dividend Value	BlackRock Investment Management, LLC ClearBridge Investments, LLC	0.75% on the first $250 million 0.72% on the next $250 million 0.67% on the next $500 million 0.62% on assets over $1 billion	0.60% on the first $250 million 0.57% on the next $250 million 0.52% on the next $500 million 0.47% on assets over $1 billion(1)
Dynamic Allocation	SunAmerica Asset Management, LLC AllianceBernstein LP	0.25% on the first $1 billion 0.22% on the next $1 billion 0.20% on assets over $2 billion	Voluntary Waiver(2)
Emerging Economies	BlackRock Investment Management, LLC	0.81% on the first $250 million 0.76% on the next $250 million 0.71% on assets over $500 million 0.66% on assets over $1 billion	No fee waiver
Global Real Estate	Duff & Phelps Investment Management Co. Massachusetts Financial Services Company	0.75% on the first $250 million 0.70% on the next $250 million 0.65% on assets over $500 million	0.74% on the first $250 million 0.69% on the next $250 million 0.64% on assets over $500 million(3)
Global Strategy	Franklin Advisers, Inc.	0.50% on the first $500 million 0.46% on assets over $500 million	0.44% on the first $500 million 0.40% on assets over $500 million
Government Securities	J.P. Morgan Investment Management Inc.	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	0.42% on the first $250 million 0.37% on the next $250 million 0.32% on the next $500 million 0.27% on assets over $1 billion(4)
Growth	BlackRock Investment Management, LLC(5)	0.73% on the first $500 million 0.67% on the next $500 million 0.64% on the next $500 million 0.61% on assets over $1.5 billion	0.57% on the first $500 million 0.51% on the next $500 million 0.48% on the next $500 million 0.45% on assets over $1.5 billion
High Yield Bond	Wellington Management Company LLP	0.65% on the first $150 million 0.60% on the next $350 million 0.55% on assets over $500 million	No fee waiver

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Inflation Protected	Wellington Management Company LLP	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on assets over $500 million	0.47% on the first $250 million 0.42% on the next $250 million 0.37% on assets over $500 million
International Equities Index	BlackRock Investment Management, LLC(5)	0.35% on the first $500 million 0.25% on the next $500 million 0.24% on assets over $1 billion	No fee waiver
International Government Bond	PineBridge Investments LLC	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	0.48% on the first $250 million 0.43% on the next $250 million 0.38% on the next $500 million 0.33% on assets over $1 billion(6)
International Growth	Morgan Stanley Investment Management Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% on the next $500 million 0.80% on assets over $1 billion	0.69% on the first $250 million 0.64% on the next $250 million 0.59% on the next $500 million 0.54% on assets over $1 billion(7)
International Opportunities	Invesco Advisers, Inc. Wellington Management Company LLP	0.90% on the first $100 million 0.80% on the next $650 million 0.75% on assets over $750 million	0.87% on the first $100 million 0.77% on the next $650 million 0.72% on assets over $750 million
International Socially Responsible	BlackRock Investment Management, LLC(5)	0.500% on the first $500 million 0.475% on the next $500 million 0.450% on assets over $1 billion	0.410% on the first $500 million 0.385% on the next $500 million 0.360% on assets over $1 billion(8)
International Value	Columbia Management Investment Advisers, LLC Goldman Sachs Asset Management, L.P.	0.73% on the first $250 million 0.68% on the next $250 million 0.63% on the next $500 million 0.58% on assets over $1 billion	0.66% on the first $250 million 0.61% on the next $250 million 0.56% on the next $500 million 0.51% on assets over $1 billion
Large Capital Growth	Massachusetts Financial Services Company	0.64% on the first $750 million 0.59% on assets over $750 million	0.59% on the first $750 million 0.54% on assets over $750 million(9)
Mid Cap Index	BlackRock Investment Management, LLC(5)	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.34% on the first $500 million 0.24% on the next $2.5 billion 0.19% on the next $2 billion 0.14% on assets over $5 billion(10)
Mid Cap Strategic Growth	Voya Investment Management Co. LLC Janus Henderson Investors US LLC	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on assets over $500 million	No fee waiver
Mid Cap Value	Wellington Management Company LLP Boston Partners Global Investors, Inc. d/b/a Boston Partners	0.750% on the first $100 million 0.725% on the next $150 million 0.700% on the next $250 million 0.675% on next $250 million 0.650% on assets over $750 million	No fee waiver
Moderate Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Nasdaq-100® Index	BlackRock Investment Management, LLC(5)	0.40% on the first $250 million 0.38% on the next $250 million 0.36% on assets over $500 million	0.32% on the first $250 million 0.30% on the next $250 million 0.28% on assets over $500 million
Science & Technology	BlackRock Investment Management, LLC(11) Voya Investment Management Co. LLC(11)	0.90% on the first $500 million 0.85% on assets over $500 million	0.85% on the first $500 million 0.80% on assets over $500 million
Small Cap Growth	T. Rowe Price Associates, Inc. American Century Investment Management, Inc.(12)	0.85% on the first $100 million 0.80% on assets over $100 million	0.80% on the first $100 million 0.75% on assets over $100 million(13)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Small Cap Index	BlackRock Investment Management, LLC(5)	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.29% on the first $500 million 0.19% on the next $2.5 billion 0.14% on the next $2 billion 0.09% on assets over $5 billion(14)
Small Cap Special Values	Allspring Global Investments, LLC	0.75% on the first $500 million 0.70% on assets over $500 million	No fee waiver
Small Cap Value	J.P. Morgan Investment Management Inc.	0.75% on the first $50 million 0.65% on assets over $50 million	No fee waiver
Stock Index	BlackRock Investment Management, LLC(5)	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.265% on the first $500 million 0.165% on the next $2.5 billion 0.115% on the next $2 billion 0.065% on assets over $5 billion(15)
Systematic Core	Goldman Sachs Asset Management, L.P.	0.750% on the first $500 million 0.725% on assets over $500 million	0.530% on the first $500 million 0.505% on assets over $500 million
Systematic Growth	Goldman Sachs Asset Management, L.P. Wellington Management Company LLP	0.750% on the first $250 million 0.725% on the next $250 million 0.700% on assets over $500 million	0.580% on the first $250 million 0.555% on the next $250 million 0.530% on the next $300 million 0.505% on the next $200 million 0.450% on assets over $1 billion
Systematic Value	Wellington Management Company LLP	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on the next $500 million 0.55% on assets over $1 billion	0.56% on the first $250 million 0.51% on the next $250 million 0.46% on the next $500 million 0.41% on assets over $1 billion(16)
U.S. Socially Responsible	BlackRock Investment Management, LLC(5)	0.25% on the first $1 billion 0.24% on assets over $1 billion	0.23% on the first $1 billion 0.22% on assets over $1 billion(17)

(1)	The information presented represents the rates that became effective on September 30, 2024 for the Dividend Value Fund. Prior to that date, the Advisory Fee after Waiver was 0.64% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.
(2)	VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the
Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of
AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.
(3)	The information presented represents the rates that became effective on September 30, 2024 for the Global Real Estate Fund. Prior to that date there was no advisory fee waiver.
(4)	The information presented represents the rates that became effective on September 30, 2024 for the Government Securities Fund. Prior to that date there was no advisory fee waiver.
(5)	Effective April 30, 2025, BlackRock Investment Management, LLC replaced SunAmerica Asset Management, LLC as subadviser for International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, U.S. Socially Responsible Fund and a portion of the Growth Fund.
(6)	The information presented represents the rates that became effective on September 30, 2024 for the International Government Bond Fund. Prior to that date there was no advisory fee waiver.
(7)	The information presented represents the rates that became effective on September 30, 2024 for International Growth Fund. Prior to that date, the Advisory Fee after Waiver was 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% on assets over $1 billion.
(8)	The information presented represents the rates that became effective on April 30, 2025 for the International Socially Responsible Fund. Prior to that date, the Advisory Fee after Waiver was 0.450% on the first $500 million, 0.425% on the next $500 million and 0.400% on assets over $1 billion.
(9)	The information presented represents the rates that became effective on September 30, 2024 for the Large Capital Growth Fund. Prior to that date there was no advisory fee waiver.
(10)	The information presented represents the rates that became effective on September 30, 2024 for the Mid Cap Index Fund. Prior to that date there was no advisory fee waiver.
(11)	Effective September 30, 2024, BlackRock Investment Management, LLC and Voya Investment Management Co. LLC replaced Wellington Management Company LLP as subadvisers for the Science & Technology Fund.
(12)	Effective September 30, 2024, American Century Investment Management, Inc. replaced J.P. Morgan Investment Management, Inc. as subadviser for a portion of the Small Cap Growth Fund.
(13)	The information presented represents the rates that became effective on September 30, 2024 for Small Cap Growth Fund. Prior to that date, the Advisory Fee after Waiver was 0.82% on the first $100 million and 0.77% on assets over $100 million.
(14)	The information presented represents the rates that became effective on September 30, 2024 for Small Cap Index Fund. Prior to that date, the Advisory Fee after Waiver was 0.30% on the first $500 million, 0.20% on the next $2.5 billion, 0.15% on the next $2 billion and 0.10% on assets over $5 billion.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

(15)	The information presented represents the rates that became effective on September 30, 2024 for Stock Index Fund. Prior to that date, the Advisory Fee after Waiver was 0.275% on the first $500 million, 0.175% on the next $2.5 billion ,0.125% on the next $2 billion and 0.075% on assets over $5 billion.
(16)	The information presented represents the rates that became effective on September 30, 2024 for Systematic Value Fund. Prior to that date, the Advisory Fee after Waiver was 0.40% on the first $250 million, 0.35% on the next $250 million, 0.30% on the next $500 million and 0.25% on assets over $1 billion.
(17)	The information presented represents the rates that became effective on April 30, 2025 for the U.S. Socially Responsible Fund. Prior to that date there was no advisory fee waiver.
    For the year ended May 31, 2025, advisory fees waived were as follows:
Fund	Amount
Aggressive Growth Lifestyle	$213,151
Asset Allocation	74,668
Conservative Growth Lifestyle	86,654
Core Bond	776,171
Dividend Value	1,004,217
Dynamic Allocation	10,734
Global Real Estate	23,343
Global Strategy	131,639
Government Securities	71,501
Growth	2,716,337
Inflation Protected	118,749
International Government Bond	8,157
International Growth	894,647
International Opportunities	115,908
International Socially Responsible	263,190
International Value	312,697
Large Capital Growth	207,030
Mid Cap Index	186,997
Moderate Growth Lifestyle	307,079
Nasdaq-100® Index	803,428
Science & Technology	1,399,792
Small Cap Growth	224,970
Small Cap Index	608,446
Stock Index	5,408,504
Systematic Core	1,334,187
Systematic Growth	1,771,352
Systematic Value	883,956
U.S. Socially Responsible	9,950
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Funds’ average net assets. This agreement may be modified or discontinued prior to September 30, 2026, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. During the period ended May 31, 2025, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Fund	Maximum Expense Limitation
Dynamic Allocation	0.32%
High Yield Bond	0.68%
    The expense limitation agreement with respect to the Stock Index Fund was terminated on September 30, 2024.  Prior to that date, the Fund’s maximum expense limitation was 0.26%.
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the year ended May 31, 2025, expenses reimbursed were as follows:
Fund	Amount
Dynamic Allocation	$67,288
High Yield Bond	303,321

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    Waivers or reimbursements made by the Adviser with respect to a the Dynamic Allocation Fund, with the exception of advisory fee waivers, are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At May 31, 2025, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Fund	May 31, 2026	May 31, 2027
Dynamic Allocation	$60,854	$67,288
    VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica Asset Management, LLC (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund and the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. In determining the basis points for the Accounting Basis Point Fee,the average net assets for all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds”,are included. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services.  During the year ended May 31, 2025, SunAmerica earned fees as reflected in the Statement of Operations based on the aforementioned rates.
    VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC.  VRSCO receives from the Series an annual fee of $132,510, which is allocated to each Fund in the Series based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended May 31, 2025, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned agreement.
    On January 23, 2001, the Board ratified a Deferred Compensation Plan (the “Plan”) for its independent directors who are not officers, directors, or employees of VALIC, or anaffiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the Plan, Directors may elect to defer allor a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the Plan as selected by the Directors. For the year ended May 31, 2025, no amounts have been deferred under the Plan.
    During the period, the Growth Fund had a trade error due to incorrect weightings for the S&P 500 Growth Index. The error was corrected resulting in a loss of $471,853 which was reimbursed by the Administrator.
    During the period, the International Socially Responsible Fund had a compliance violation due to the purchase of a security in excess of a Fund investment restriction. The violation was corrected resulting in a loss of $2,804 which will be reimbursed by the subadviser, BlackRock Investment Management, LLC.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended May 31, 2025 were as follows:
Fund	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$156,228,028	$210,406,607	$—	$—
Asset Allocation	42,089,029	52,251,222	9,744,041	12,012,854
Capital Appreciation	191,169,433	122,513,502	—	—
Conservative Growth Lifestyle	56,348,325	91,598,829	—	—
Core Bond	613,847,636	457,037,615	534,449,347	656,558,219
Dividend Value	409,016,990	452,735,700	—	—
Dynamic Allocation	14,758,256	35,853,410	12,244,765	13,193,956
Emerging Economies	1,099,750,815	1,101,167,706	—	—
Global Real Estate	182,386,765	295,646,543	—	—
Global Strategy	105,766,679	119,947,300	4,027,180	3,053,868
Government Securities	7,040,094	491,440	37,108,552	15,743,013
Growth	738,445,040	927,523,761	—	—
High Yield Bond	204,272,892	230,657,179	—	—
Inflation Protected	41,110,777	60,240,680	33,637,105	52,476,496
International Equities Index	218,597,101	521,736,197	—	—
International Government Bond	47,856,638	54,993,143	17,284,780	20,460,153

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
International Growth	$60,911,059	$119,272,571	$—	$—
International Opportunities	230,656,469	341,504,362	—	—
International Socially Responsible	103,564,667	79,540,397	—	—
International Value	209,915,229	335,459,537	—	—
Large Capital Growth	110,450,365	190,395,840	—	—
Mid Cap Index	518,285,311	974,906,074	—	—
Mid Cap Strategic Growth	550,308,291	655,393,691	—	—
Mid Cap Value	1,020,903,990	1,126,262,602	—	—
Moderate Growth Lifestyle	216,355,263	335,564,112	—	—
Nasdaq-100® Index	94,624,932	150,778,889	—	—
Science & Technology	1,846,783,456	2,183,656,895	—	—
Small Cap Growth	843,340,499	864,994,159	—	—
Small Cap Index	298,529,238	294,101,374	—	—
Small Cap Special Values	42,249,077	66,698,825	—	—
Small Cap Value	266,589,771	380,431,598	—	—
Stock Index	216,567,757	961,392,491	—	—
Systematic Core	258,073,968	220,363,091	—	—
Systematic Growth	456,581,420	583,491,672	—	—
Systematic Value	250,522,794	296,946,632	—	—
U.S. Socially Responsible	165,659,498	304,229,812	—	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Fund were as follows:
	Aggressive Growth Lifestyle				Asset Allocation
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	694,074	$7,733,591	1,055,802	$10,176,775	505,880	$5,979,490	444,367	$4,618,165
Reinvested dividends	1,657,762	18,268,533	1,386,135	14,374,215	695,965	7,933,999	196,816	2,200,405
Shares redeemed	(5,541,429)	(61,182,892)	(6,296,087)	(61,604,001)	(1,723,273)	(20,489,885)	(1,401,123)	(14,702,524)
Net increase (decrease)	(3,189,593)	$(35,180,768)	(3,854,150)	$(37,053,011)	(521,428)	$(6,576,396)	(759,940)	$(7,883,954)
	Capital Appreciation				Conservative Growth Lifestyle
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,543,469	105,231,906	7,280,499	133,988,903	677,137	7,723,640	534,308	5,621,563
Reinvested dividends	220,031	4,286,202	765,108	13,718,380	671,586	7,642,651	642,649	7,056,285
Shares redeemed	(1,437,200)	(29,370,568)	(512,078)	(8,583,493)	(3,771,239)	(43,235,406)	(4,239,647)	(44,923,260)
Net increase (decrease)	4,326,300	$80,147,540	7,533,529	$139,123,790	(2,422,516)	$(27,869,115)	(3,062,690)	$(32,245,412)
	Core Bond				Dividend Value
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	50,848,228	496,709,010	34,228,847	331,587,161	13,319,694	161,908,366	4,627,245	55,081,482
Reinvested dividends	10,543,724	101,852,375	9,964,763	95,661,726	3,510,348	42,334,802	3,576,630	41,453,139
Shares redeemed	(52,407,040)	(513,218,972)	(65,788,459)	(629,026,170)	(17,406,439)	(217,083,956)	(51,899,738)	(581,943,301)
Net increase (decrease)	8,984,912	$85,342,413	(21,594,849)	$(201,777,283)	(576,397)	$(12,840,788)	(43,695,863)	$(485,408,680)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Dynamic Allocation				Emerging Economies
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,205,270	$12,276,274	2,352,448	$22,455,674	31,754,064	$206,829,591	24,721,065	$141,423,539
Reinvested dividends	402,257	4,111,064	908,095	8,944,739	4,106,972	26,325,689	2,533,943	15,305,018
Shares redeemed	(3,317,455)	(34,489,217)	(5,105,374)	(49,181,089)	(34,182,458)	(219,043,155)	(43,274,877)	(253,270,906)
Net increase (decrease)	(1,709,928)	$(18,101,879)	(1,844,831)	$(17,780,676)	1,678,578	$14,112,125	(16,019,869)	$(96,542,349)
	Global Real Estate				Global Strategy
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,790,503	126,108,695	16,444,602	103,460,476	948,601	9,460,333	228,810	2,108,167
Reinvested dividends	997,526	6,623,573	1,104,163	7,143,934	837,222	8,347,100	—	—
Shares redeemed	(37,255,327)	(250,089,652)	(9,161,251)	(56,967,766)	(2,515,839)	(25,454,615)	(2,985,612)	(26,417,500)
Net increase (decrease)	(18,467,298)	$(117,357,384)	8,387,514	$53,636,644	(730,016)	$(7,647,182)	(2,756,802)	$(24,309,333)
	Government Securities				Growth
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,451,036	41,295,225	1,347,463	12,412,228	7,931,293	130,365,167	37,726,465	459,866,525
Reinvested dividends	411,120	3,794,637	515,636	4,723,224	3,391,826	53,217,747	102,241	1,517,258
Shares redeemed	(2,155,828)	(20,171,240)	(3,674,820)	(33,801,353)	(19,344,748)	(315,962,174)	(19,333,822)	(265,897,669)
Net increase (decrease)	2,706,328	$24,918,622	(1,811,721)	$(16,665,901)	(8,021,629)	$(132,379,260)	18,494,884	$195,486,114
	High Yield Bond				Inflation Protected
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,665,442	86,845,415	11,192,451	78,889,707	6,013,448	51,961,134	3,809,286	32,941,458
Reinvested dividends	3,249,470	22,356,353	3,466,492	23,745,472	771,129	6,616,286	5,647,688	47,722,963
Shares redeemed	(16,332,808)	(115,393,589)	(12,863,540)	(88,125,506)	(10,477,772)	(90,165,793)	(13,923,674)	(128,667,130)
Net increase (decrease)	(417,896)	$(6,191,821)	1,795,403	$14,509,673	(3,693,195)	$(31,588,373)	(4,466,700)	$(48,002,709)
	International Equities Index				International Government Bond
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	25,905,892	220,005,773	29,375,310	228,386,965	1,293,361	13,178,824	2,778,604	26,853,651
Reinvested dividends	9,508,850	81,110,488	5,364,195	44,308,254	—	—	—	—
Shares redeemed	(75,150,770)	(631,378,015)	(77,193,285)	(602,119,240)	(2,534,916)	(25,775,741)	(3,446,053)	(32,948,336)
Net increase (decrease)	(39,736,028)	$(330,261,754)	(42,453,780)	$(329,424,021)	(1,241,555)	$(12,596,917)	(667,449)	$(6,094,685)
	International Growth				International Opportunities
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,052,934	25,219,330	1,935,614	20,887,470	605,587	8,977,718	901,937	12,170,041
Reinvested dividends	—	—	—	—	674,451	10,029,083	284,420	4,274,825
Shares redeemed	(6,867,141)	(83,446,829)	(6,938,425)	(76,878,261)	(8,371,134)	(125,743,165)	(9,364,668)	(134,718,305)
Net increase (decrease)	(4,814,207)	$(58,227,499)	(5,002,811)	$(55,990,791)	(7,091,096)	$(106,736,364)	(8,178,311)	$(118,273,439)
	International Socially Responsible				International Value
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,488,899	88,673,475	4,071,778	96,536,281	2,798,652	30,571,320	3,626,497	35,735,248
Reinvested dividends	676,879	17,294,252	324,966	8,091,651	4,183,748	44,473,241	790,342	8,235,367
Shares redeemed	(3,377,077)	(86,397,863)	(2,955,305)	(68,237,446)	(15,686,637)	(170,601,006)	(13,943,176)	(140,321,764)
Net increase (decrease)	788,701	$19,569,864	1,441,439	$36,390,486	(8,704,237)	$(95,556,445)	(9,526,337)	$(96,351,149)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Large Capital Growth				Mid Cap Index
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	458,973	$9,133,123	350,787	$6,556,115	4,440,818	$125,378,692	4,970,312	$126,280,203
Reinvested dividends	7,955,491	130,629,161	2,181,134	42,379,434	15,227,124	350,985,209	6,060,607	159,151,537
Shares redeemed	(4,840,846)	(91,515,664)	(12,285,616)	(233,355,583)	(23,403,637)	(614,076,444)	(28,391,138)	(708,217,203)
Net increase (decrease)	3,573,618	$48,246,620	(9,753,695)	$(184,420,034)	(3,735,695)	$(137,712,543)	(17,360,219)	$(422,785,463)
	Mid Cap Strategic Growth				Mid Cap Value
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,589,277	275,417,691	14,409,651	240,661,169	12,181,180	216,940,664	6,424,207	110,273,416
Reinvested dividends	48,909	954,220	8,437	158,955	4,210,519	67,031,458	4,925,357	84,125,102
Shares redeemed	(17,261,500)	(349,288,997)	(5,869,810)	(99,390,424)	(19,539,651)	(325,105,102)	(10,194,225)	(180,192,037)
Net increase (decrease)	(3,623,314)	$(72,917,086)	8,548,278	$141,429,700	(3,147,952)	$(41,132,980)	1,155,339	$14,206,481
	Moderate Growth Lifestyle				Nasdaq-100® Index
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	565,174	8,118,808	1,215,359	15,498,307	1,300,150	34,395,858	2,179,135	48,670,493
Reinvested dividends	1,547,422	22,050,761	1,699,268	22,957,106	8,619,290	186,693,827	1,658,978	40,346,335
Shares redeemed	(8,876,467)	(126,795,548)	(8,947,733)	(115,327,588)	(4,812,717)	(120,982,548)	(3,914,807)	(89,200,903)
Net increase (decrease)	(6,763,871)	$(96,625,979)	(6,033,106)	$(76,872,175)	5,106,723	$100,107,137	(76,694)	$(184,075)
	Science & Technology				Small Cap Growth
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	612,155	19,116,411	832,067	20,317,341	6,957,376	110,294,321	7,599,431	105,868,731
Reinvested dividends	—	—	—	—	60,836	896,724	—	—
Shares redeemed	(11,194,759)	(347,297,601)	(10,232,058)	(249,053,078)	(7,439,807)	(120,307,353)	(13,338,613)	(199,932,238)
Net increase (decrease)	(10,582,604)	$(328,181,190)	(9,399,991)	$(228,735,737)	(421,595)	$(9,116,308)	(5,739,182)	$(94,063,507)
	Small Cap Index				Small Cap Special Values
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,144,046	139,309,163	16,061,934	231,349,171	397,752	4,851,502	369,935	4,369,740
Reinvested dividends	3,214,777	46,742,863	834,539	12,701,686	1,716,017	18,601,622	773,845	9,440,906
Shares redeemed	(11,182,013)	(180,847,749)	(15,241,418)	(218,824,954)	(2,696,530)	(32,116,135)	(2,196,160)	(25,503,786)
Net increase (decrease)	1,176,810	$5,204,277	1,655,055	$25,225,903	(582,761)	$(8,663,011)	(1,052,380)	$(11,693,140)
	Small Cap Value				Stock Index
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,681,485	53,898,711	16,984,034	195,049,666	3,095,411	177,896,782	8,443,834	426,210,915
Reinvested dividends	1,893,552	21,283,530	1,395,558	16,746,692	3,153,134	178,246,666	8,333,843	431,109,681
Shares redeemed	(15,300,914)	(184,185,398)	(29,393,910)	(346,382,480)	(17,538,586)	(1,011,141,901)	(15,723,414)	(783,994,383)
Net increase (decrease)	(8,725,877)	$(109,003,157)	(11,014,318)	$(134,586,122)	(11,290,041)	$(654,998,453)	1,054,263	$73,326,213
	Systematic Core				Systematic Growth
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,412,865	105,344,621	180,754	4,922,818	2,084,326	37,022,253	7,373,258	118,014,922
Reinvested dividends	848,837	26,840,231	379,117	11,328,023	4,695,296	80,524,325	6,708,446	111,024,774
Shares redeemed	(2,086,077)	(69,044,549)	(3,165,938)	(88,131,945)	(9,077,181)	(168,804,090)	(11,997,903)	(195,953,159)
Net increase (decrease)	2,175,625	$63,140,303	(2,606,067)	$(71,881,104)	(2,297,559)	$(51,257,512)	2,083,801	$33,086,537

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Systematic Value				U.S. Socially Responsible
	Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	799,599	$11,709,171	2,896,340	$35,887,839	1,156,105	$23,726,251	929,099	$17,098,864
Reinvested dividends	1,872,770	26,986,609	584,448	7,983,557	6,342,697	108,333,269	3,357,163	64,793,249
Shares redeemed	(4,157,165)	(62,754,285)	(5,773,159)	(74,901,405)	(10,185,644)	(190,009,970)	(11,450,188)	(221,645,037)
Net increase (decrease)	(1,484,796)	$(24,058,505)	(2,292,371)	$(31,030,009)	(2,686,842)	$(57,950,450)	(7,163,926)	$(139,752,924)
Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Funds  and affiliated companies for the year ended May 31, 2025 are shown in the tables below.
Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2025
VALIC Company I
Core Bond Fund	$5,725,755	$—	$131,916,718	$75,464,664	$55,436,728	$(4,372,909)	$6,049,506	$153,621,251
Emerging Economies Fund	—	—	—	14,174,476	13,783,916	(390,560)	—	—
High Yield Bond Fund	—	—	—	7,074,714	—	—	145,442	7,220,156
International Equities Index Fund	5,049,958	1,674,795	139,925,322	25,013,989	32,673,106	8,769,672	1,558,767	142,594,644
Mid Cap Index Fund	130,585	1,169,832	—	19,892,788	16,398,169	(3,494,619)	—	—
Small Cap Growth Fund	36,322	—	24,225,954	766,121	8,113,125	984,739	(98,605)	17,765,084
Small Cap Value Fund	336,261	958,226	22,685,419	3,185,978	8,382,268	(38,011)	(1,409,160)	16,041,958
Stock Index Fund	2,796,147	3,771,429	245,587,510	24,116,240	56,204,674	4,976,888	18,852,641	237,328,605
Systematic Growth Fund	55,334	5,046,305	62,367,297	11,825,317	11,330,419	3,271,130	1,598,267	67,731,592
Systematic Value Fund	1,090,020	2,743,756	63,046,559	5,298,466	8,084,202	581,986	3,511,788	64,354,597
	$15,220,382	$15,364,343	$689,754,779	$186,812,753	$210,406,607	$10,288,316	$30,208,646	$706,657,887

†	Includes reinvestment of distributions paid.
Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2025
VALIC Company I
Core Bond Fund	$6,617,077	$—	$172,953,618	$31,761,489	$35,174,703	$(7,078,357)	$9,940,327	$172,402,374
Emerging Economies Fund	—	—	—	5,837,229	5,676,002	(161,227)	—	—
High Yield Bond Fund	—	—	—	2,812,518	—	—	57,820	2,870,338
International Equities Index Fund	944,605	313,274	29,545,650	7,021,072	10,783,520	2,980,848	(801,812)	27,962,238
Mid Cap Index Fund	51,565	461,941	—	7,924,526	6,537,363	(1,387,163)	—	—
Small Cap Growth Fund	7,213	—	5,878,258	299,831	3,633,829	802,237	(515,609)	2,830,888
Small Cap Value Fund	72,884	207,695	5,749,211	555,176	3,337,481	410,262	(619,189)	2,757,979
Stock Index Fund	527,747	711,823	51,585,498	6,982,596	20,082,197	4,630,478	286,969	43,403,344
Systematic Growth Fund	10,318	940,993	12,436,175	3,359,003	3,479,434	645,182	331,248	13,292,174
Systematic Value Fund	201,753	507,845	12,575,182	1,371,618	2,894,300	538,246	323,609	11,914,355
	$8,433,162	$3,143,571	$290,723,592	$67,925,058	$91,598,829	$1,380,506	$9,003,363	$277,433,690

†	Includes reinvestment of distributions paid.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2025
VALIC Company I
Capital Appreciation Fund	$—	$118,145	$5,354,127	$1,418,418	$1,500,185	$(19,794)	$714,912	$5,967,478
Core Bond Fund	642,084	—	17,465,142	3,431,129	4,698,555	(989,664)	1,340,543	16,548,595
Dividend Value Fund	182,438	323,954	7,885,050	2,341,611	2,170,530	(68,127)	320,622	8,308,626
Emerging Economies Fund	10,812	—	717,423	34,537	488,011	(104,730)	142,856	302,075
Global Real Estate Fund	24,619	—	1,594,029	143,243	430,051	(33,868)	162,471	1,435,824
Government Securities Fund	150,401	—	5,314,303	1,193,263	1,596,191	(308,812)	419,513	5,022,076
Growth Fund	2,382	151,991	5,407,226	502,514	1,581,043	78,001	567,552	4,974,250

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Dynamic Allocation Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2025
High Yield Bond Fund	$61,012	$—	$1,060,830	$140,094	$290,034	$(7,448)	$29,777	$933,219
Inflation Protected Fund	24,826	—	1,711,009	151,358	456,055	(184,289)	217,240	1,439,263
International Equities Index Fund	78,343	25,982	2,510,182	274,353	619,074	158,640	(976)	2,323,125
International Government Bond Fund	—	—	478,494	39,541	140,017	(35,278)	62,139	404,879
International Growth Fund	—	—	2,370,529	166,073	606,071	(73,440)	463,293	2,320,384
International Opportunities Fund	8,553	—	385,158	32,277	88,009	(48,339)	75,637	356,724
International Socially Responsible Fund	48,087	13,351	1,958,272	191,925	479,056	(28,080)	155,360	1,798,421
International Value Fund	127,324	191,597	4,138,692	552,215	1,357,100	206,125	(9,824)	3,530,108
Large Capital Growth Fund	12,367	958,326	5,730,817	1,328,537	1,998,516	71,936	(662,058)	4,470,716
Mid Cap Index Fund	17,157	153,695	1,516,252	269,704	365,042	55,137	(193,654)	1,282,397
Mid Cap Strategic Growth Fund	1,521	—	1,551,891	312,236	414,048	(89,195)	294,566	1,655,450
Mid Cap Value Fund	11,027	115,565	1,792,834	217,536	539,039	(129,893)	73,794	1,415,232
Small Cap Growth Fund	1,686	—	965,094	168,906	251,028	(532)	24,877	907,317
Small Cap Index Fund	6,694	17,111	596,807	63,347	150,017	(54,902)	42,349	497,584
Small Cap Special Values Fund	8,688	57,561	845,967	109,745	213,019	(6,318)	(109,110)	627,265
Small Cap Value Fund	4,053	11,549	300,661	27,465	99,005	(5,692)	(10,629)	212,800
Stock Index Fund	164,849	222,348	12,655,981	3,644,115	3,568,967	683,171	624,528	14,038,828
Systematic Core Fund	67,693	299,759	9,229,033	964,162	2,983,197	416,324	246,779	7,873,101
Systematic Growth Fund	3,286	299,643	4,099,036	560,844	1,255,846	(111,455)	395,866	3,688,445
Systematic Value Fund	143,023	360,011	10,572,737	1,163,366	4,045,008	645,536	44,289	8,380,920
U.S. Socially Responsible Fund	69,253	829,098	7,652,975	1,337,606	3,470,696	(685,869)	518,353	5,352,369
	$1,872,178	$4,149,686	$115,860,551	$20,780,120	$35,853,410	$(670,855)	$5,951,065	$106,067,471

†	Includes reinvestment of distributions paid.
Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2025
VALIC Company I
Core Bond Fund	$15,935,607	$—	$399,363,538	$114,874,179	$106,187,810	$(17,660,836)	$23,802,158	$414,191,229
Emerging Economies Fund	—	—	—	20,592,059	20,024,062	(567,997)	—	—
High Yield Bond Fund	—	—	—	10,000,020	—	—	205,580	10,205,600
International Equities Index Fund	5,284,652	1,752,631	154,317,269	29,789,094	45,976,958	12,528,561	(1,310,687)	149,347,279
Mid Cap Index Fund	185,450	1,661,334	—	28,442,409	23,469,510	(4,972,899)	—	—
Small Cap Growth Fund	38,849	—	27,654,921	38,849	11,300,848	1,827,085	(582,466)	17,637,541
Small Cap Value Fund	392,460	1,118,373	28,794,752	2,771,308	12,861,926	549,513	(2,098,921)	17,154,726
Stock Index Fund	2,919,979	3,938,454	273,061,572	33,595,998	89,065,850	19,469,699	7,112,146	244,173,565
Systematic Growth Fund	56,757	5,176,062	65,790,988	13,922,476	15,150,677	3,057,056	2,098,103	69,717,946
Systematic Value Fund	1,118,028	2,814,257	67,330,500	4,721,765	11,526,473	2,312,897	2,041,264	64,879,953
	$25,931,782	$16,461,111	$1,016,313,540	$258,748,157	$335,564,114	$16,543,079	$31,267,177	$987,307,839
† Includes reinvestment of distributions paid.
Stock Index Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2025
American International Group, Inc.- Common Stock	$145,570	$—	$8,021,748	$—	$1,912,945	$1,037,363	$(662,234)	**

**	See Note 1 related to AIG's change in control over Corebridge.
    The following Funds incurred brokerage commissions with affiliated brokers for the year ended May 31, 2025:
Fund	Goldman Sachs & Co.
Systematic Growth	$2,736

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    At May 31, 2025, the following affiliates owned outstanding shares of the following Funds:
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Asset Allocation	—	—	100.00	—	—	—	—
Capital Appreciation	—	—	98.18	1.82	—	—	—
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	0.02	0.00	72.02	0.61	5.68	6.37	15.30
Dividend Value	—	—	98.78	1.22	—	—	—
Dynamic Allocation	8.49	—	91.51	—	—	—	—
Emerging Economies	0.09	0.01	99.86	0.04	—	—	—
Global Real Estate	—	—	99.42	0.58	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Securities	0.21	—	96.58	3.21	—	—	—
Growth	—	—	99.71	0.29	—	—	—
High Yield Bond	0.01	—	94.89	0.22	1.74	0.69	2.45
Inflation Protected	—	—	99.61	0.39	—	—	—
International Equities Index	1.18	0.01	79.92	0.14	8.36	1.64	8.75
International Government Bond	—	—	99.27	0.73	—	—	—
International Growth	—	—	99.39	0.61	—	—	—
International Opportunities	—	—	99.89	0.11	—	—	—
International Socially Responsible	0.21	—	99.47	0.32	—	—	—
International Value	0.07	—	99.04	0.89	—	—	—
Large Capital Growth	—	—	99.24	0.76	—	—	—
Mid Cap Index	1.01	0.03	98.91	0.05	—	—	—
Mid Cap Strategic Growth	—	—	99.86	0.14	—	—	—
Mid Cap Value	0.28	—	99.48	0.24	—	—	—
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Nasdaq-100® Index	2.72	0.03	97.25	—	—	—	—
Science & Technology	0.59	0.00	99.41	—	—	—	—
Small Cap Growth	—	—	92.72	0.17	3.30	0.53	3.28
Small Cap Index	1.99	0.11	97.85	0.05	—	—	—
Small Cap Special Values	—	—	99.64	0.36	—	—	—
Small Cap Value	—	—	85.20	0.09	6.56	1.13	7.02
Stock Index	1.82	0.02	89.61	0.22	3.69	0.68	3.80
Systematic Core	0.40	—	98.47	1.13	—	—	—
Systematic Growth	0.01	—	84.32	0.37	6.87	1.35	7.08
Systematic Value	—	—	67.25	1.84	14.09	2.61	14.21
U.S. Socially Responsible	0.05	—	98.99	0.96	—	—	—
    The fund-of-funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by these Funds within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.
    The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2025, the following Funds engaged in security transactions with affiliated funds:
Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Global Real Estate	$—	$106,400	$10,419
International Equities Index	1,023,685	3,737,592	653,891
International Opportunities	614,245	1,478,503	224,312
International Socially Responsible	7,773,816	12,309,841	3,696,359
Large Capital Growth	590,103	—	—
Mid Cap Value	61,647	174,102	58,060
U.S. Socially Responsible	—	568,431	474,628
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics;

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.
    Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.  The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
    The Capital Appreciation Fund, Nasdaq-100® Index Fund, Science & Technology Fund and Systematic Growth Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
    The International Socially Responsible Fund and the U.S. Socially Responsible Fund invest in securities of companies meeting the Fund’ social criteria. The Fund’ adherence to their social criteria and application of related analyses when selecting investments may negatively impact the Fund’ performance, including relative to similar Funds that use different criteria, or to Funds that do not adhere to such criteria or apply such analyses.
    Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, the International Growth Fund, the International Opportunities Fund and the International Value Fund.
    Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Note 10 — Line of Credit
    The Series, along with certain other funds managed by the Adviser, has access to a $135 million committed unsecured line of credit and a $90 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date,plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street, such Fund’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the year ended May 31, 2025, the following Funds had borrowings:
Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 05/31/25
Core Bond	10	$42,316	$22,805,000	6.68%	$—
Dividend Value	1	28	175,000	5.68	—
Emerging Economies	23	31,645	8,511,957	6.00	—
Global Real Estate	34	42,749	7,364,706	5.92	—
Global Strategy	4	442	600,000	6.43	—
Growth	100	13,428	766,000	6.20	—
Inflation Protected	1	931	5,650,000	5.93	—
International Equities Index	39	122,982	19,968,590	5.71	3,750,000
International Government Bond	1	20	125,000	5.68	—
International Growth	9	912	575,000	6.35	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 05/31/25
International Opportunities	76	$14,995	$1,248,026	5.73%	$3,500,000
International Socially Responsible	2	296	937,500	5.68	—
International Value	54	4,228	476,389	5.98	—
Large Capital Growth	1	51	325,000	5.68	—
Mid Cap Index	12	9,267	4,495,833	6.39	—
Mid Cap Strategic Growth	6	356	333,333	6.39	—
Mid Cap Value	5	3,502	3,950,000	6.33	—
Nasdaq-100® Index	5	479	585,000	6.03	—
Science & Technology	38	8,267	1,275,000	6.13	—
Small Cap Growth	1	122	775,000	5.68	—
Stock Index	20	18,498	5,550,000	6.16	—
Systematic Core	8	556	434,375	5.90	—
Systematic Value	2	807	2,450,000	5.93	—
U.S. Socially Responsible	12	1,779	939,583	5.68	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended May 31, 2025, none of the Funds participated in this program.

VALIC Company I
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Aggressive Growth Lifestyle Fund(3)
08/31/20	$10.09	$0.19	$0.77	$0.96	$(0.26)	$(0.57)	$(0.83)	$10.22	9.91%	$612,613	0.14%	0.10%	1.88%	48%
05/31/21(4)	10.22	0.17	2.32	2.49	(0.20)	(0.40)	(0.60)	12.11	24.54	732,829	0.14(5)	0.10(5)	1.98(5)	16
05/31/22	12.11	0.11	(1.01)	(0.90)	(0.34)	(0.60)	(0.94)	10.27	(7.62)	659,059	0.13	0.09	0.89	40
05/31/23	10.27	0.17	(0.23)	(0.06)	(0.22)	(0.99)	(1.21)	9.00	(0.41)	630,147	0.14	0.10	1.74	65
05/31/24	9.00	0.17	1.57	1.74	(0.22)	—	(0.22)	10.52	19.34	695,802	0.14	0.11	1.77	28
05/31/25	10.52	0.23	0.87	1.10	(0.19)	(0.10)	(0.29)	11.33	10.55	712,945	0.14	0.11	2.07	22
Asset Allocation Fund
05/31/21	9.45	0.08	2.97	3.05	(0.13)	—	(0.13)	12.37	32.34	154,023	0.87	0.85	0.74	199
05/31/22	12.37	0.12	(0.44)	(0.32)	(0.25)	(1.51)	(1.76)	10.29	(3.16)	141,207	0.68	0.63	0.95	47
05/31/23	10.29	0.14	(0.05)	0.09	(0.12)	(0.51)	(0.63)	9.75	1.09	134,523	0.74	0.69	1.42	46
05/31/24	9.75	0.16	1.59	1.75	(0.17)	—	(0.17)	11.33	17.96	147,633	0.70	0.65	1.53	43
05/31/25	11.33	0.18	0.74	0.92	(0.18)	(0.47)	(0.65)	11.60	8.30	145,088	0.70	0.65	1.54	35
Capital Appreciation Fund
08/31/20	14.89	0.02	4.28	4.30	(0.06)	(0.51)	(0.57)	18.62	29.44	122,454	1.00	0.85	0.12	62
05/31/21(4)	18.62	(0.01)	3.53	3.52	(0.02)	(0.44)	(0.46)	21.68	18.97	141,163	0.99(5)	0.84(5)	(0.09)(5)	27
05/31/22	21.68	0.02	(1.34)	(1.32)	—	(1.12)	(1.12)	19.24	(6.38)	133,324	0.71	0.60	0.08	46
05/31/23	19.24	0.02	0.66	0.68	(0.03)	(5.16)	(5.19)	14.73	6.00	61,511	0.80	0.73	0.08	42
05/31/24	14.73	(0.02)	5.26	5.24	(0.01)	(1.76)	(1.77)	18.20	35.75	213,163	0.77	0.77	(0.10)	35
05/31/25	18.20	(0.03)	2.67	2.64	—	(0.40)	(0.40)	20.44	14.63	327,817	0.73	0.73	(0.13)	52
Conservative Growth Lifestyle Fund(3)
08/31/20	11.85	0.32	0.63	0.95	(0.31)	(0.18)	(0.49)	12.31	8.14	339,870	0.15	0.10	2.68	38
05/31/21(4)	12.31	0.31	1.29	1.60	(0.34)	(0.18)	(0.52)	13.39	13.05	371,617	0.15(5)	0.10(5)	3.13(5)	13
05/31/22	13.39	0.15	(1.17)	(1.02)	(0.48)	(0.53)	(1.01)	11.36	(7.88)	330,697	0.14	0.13	1.14	38
05/31/23	11.36	0.22	(0.38)	(0.16)	(0.23)	(0.77)	(1.00)	10.20	(1.30)	303,514	0.16	0.12	2.02	56
05/31/24	10.20	0.27	0.79	1.06	(0.26)	—	(0.26)	11.00	10.43	293,562	0.16	0.13	2.56	23
05/31/25	11.00	0.32	0.53	0.85	(0.32)	—	(0.32)	11.53	7.73	279,749	0.16	0.13	2.83	20
Core Bond Fund
08/31/20	11.53	0.28	0.52	0.80	(0.39)	—	(0.39)	11.94	7.05	1,784,179	0.78	0.77	2.39	93
05/31/21(4)	11.94	0.15	(0.12)	0.03	(0.29)	(0.31)	(0.60)	11.37	0.27	2,809,677	0.77(5)	0.76(5)	1.73(5)	39
05/31/22	11.37	0.21	(1.19)	(0.98)	(0.13)	(0.11)	(0.24)	10.15	(8.75)	2,821,678	0.50	0.50	1.93	60
05/31/23	10.15	0.30	(0.61)	(0.31)	(0.22)	(0.02)	(0.24)	9.60	(2.99)	2,808,761	0.50	0.50	3.05	43
05/31/24	9.60	0.35	(0.09)	0.26	(0.35)	—	(0.35)	9.51	2.69	2,576,904	0.51	0.51	3.71	58
05/31/25	9.51	0.38	0.16	0.54	(0.38)	—	(0.38)	9.67	5.68	2,706,816	0.51	0.48	3.85	44
Dividend Value Fund
05/31/21	9.98	0.25	3.54	3.79	(0.26)	(0.34)	(0.60)	13.17	38.46	1,361,703	0.80	0.69	2.18	64
05/31/22	13.17	0.20	0.10	0.30	(0.26)	—	(0.26)	13.21	2.28	1,256,796	0.79	0.68	1.53	86
05/31/23	13.21	0.24	(0.68)	(0.44)	(0.22)	(2.01)	(2.23)	10.54	(3.49)	1,049,838	0.79	0.68	1.95	44
05/31/24	10.54	0.22	1.94	2.16	(0.40)	(0.36)	(0.76)	11.94	20.67	667,423	0.83	0.72	1.97	36
05/31/25	11.94	0.22	0.93	1.15	(0.28)	(0.50)	(0.78)	12.31	9.75	680,707	0.82	0.68	1.79	57

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(5)	Annualized
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Dynamic Allocation Fund(3)
05/31/21	$11.93	$0.20	$1.94	$2.14	$(0.24)	$(1.23)	$(1.47)	$12.60	18.42%	$198,516	0.32%	0.32%	1.57%	24%
05/31/22	12.60	0.07	(0.92)	(0.85)	(0.39)	(1.22)	(1.61)	10.14	(7.28)	169,371	0.33	0.32	0.60	25
05/31/23	10.14	0.14	(0.37)	(0.23)	(0.17)	(0.63)	(0.80)	9.11	(2.18)	147,093	0.36	0.32	1.48	22
05/31/24	9.11	0.18	1.24	1.42	(0.26)	(0.37)	(0.63)	9.90	15.65	141,567	0.40(4)	0.36(4)	1.93(4)	26
05/31/25	9.90	0.18	0.63	0.81	(0.23)	(0.10)	(0.33)	10.38	8.22	130,698	0.41(4)	0.36(4)	1.77(4)	20
Emerging Economies Fund
05/31/21	7.23	0.16	3.66	3.82	(0.18)	—	(0.18)	10.87	52.91	1,065,405	0.88	0.88	1.68	82
05/31/22	10.87	0.31	(2.56)	(2.25)	(0.30)	(1.07)	(1.37)	7.25	(20.87)	634,192	0.93	0.93	3.23	60
05/31/23	7.25	0.23	(1.04)	(0.81)	(0.38)	(0.71)	(1.09)	5.35	(11.47)	647,212	0.96	0.96	3.72	71
05/31/24	5.35	0.14	0.79	0.93	(0.14)	—	(0.14)	6.14	17.43	644,337	0.95	0.95	2.39	141
05/31/25	6.14	0.11	0.60	0.71	(0.24)	—	(0.24)	6.61	11.67	705,217	1.02	1.02	1.76	154
Global Real Estate Fund
05/31/21	6.85	0.14	1.73	1.87	(0.34)	(0.25)	(0.59)	8.13	28.14	435,033	0.86	0.86	1.83	76
05/31/22	8.13	0.13	(0.57)	(0.44)	(0.12)	—	(0.12)	7.57	(5.43)	545,132	0.86	0.86	1.61	47
05/31/23	7.57	0.16	(1.35)	(1.19)	(0.17)	(0.15)	(0.32)	6.06	(15.96)	277,408	0.88	0.88	2.30	77
05/31/24	6.06	0.14	0.38	0.52	(0.18)	—	(0.18)	6.40	8.53	346,611	0.92	0.92	2.19	52
05/31/25	6.40	0.16	0.47	0.63	(0.12)	—	(0.12)	6.91	9.87	246,562	0.91	0.90	2.28	54
Global Strategy Fund
05/31/21	8.85	0.20	1.50	1.70	(0.42)	—	(0.42)	10.13	19.49	287,412	0.72	0.70	2.09	39
05/31/22	10.13	0.18	(1.15)	(0.97)	(0.00)	—	(0.00)	9.16	(9.57)	235,176	0.84	0.80	1.83	140
05/31/23	9.16	0.24	(0.45)	(0.21)	—	(0.82)	(0.82)	8.13	(2.16)	207,195	0.77	0.71	2.78	89
05/31/24	8.13	0.29	1.33	1.62	—	—	—	9.75	19.93	221,427	0.71	0.65	3.30	75
05/31/25	9.75	0.34	0.59	0.93	(0.40)	—	(0.40)	10.28	9.68	226,063	0.69	0.63	3.42	54
Government Securities Fund
05/31/21	11.22	0.20	(0.39)	(0.19)	(0.25)	—	(0.25)	10.78	(1.70)	142,954	0.66	0.66	1.77	13
05/31/22	10.78	0.20	(1.00)	(0.80)	(0.19)	—	(0.19)	9.79	(7.47)	159,888	0.65	0.65	1.90	11
05/31/23	9.79	0.23	(0.42)	(0.19)	(0.25)	—	(0.25)	9.35	(1.93)	150,156	0.67	0.67	2.44	65
05/31/24	9.35	0.23	(0.17)	0.06	(0.34)	—	(0.34)	9.07	0.65	129,228	0.68	0.68	2.52	1
05/31/25	9.07	0.25	0.20	0.45	(0.28)	—	(0.28)	9.24	4.93	156,750	0.69	0.64	2.71	13
Growth Fund
05/31/21	18.82	(0.02)	6.65	6.63	(0.03)	(3.23)	(3.26)	22.19	36.58	1,430,327	0.80	0.64	(0.10)	40
05/31/22	22.19	(0.02)	(2.84)	(2.86)	—	(4.76)	(4.76)	14.57	(14.82)	1,005,830	0.77	0.61	(0.09)	60
05/31/23	14.57	0.02	0.49	0.51	—	(3.95)	(3.95)	11.13	7.39	1,016,283	0.81	0.65	0.17	43
05/31/24	11.13	0.01	3.96	3.97	(0.01)	—	(0.01)	15.09	35.70	1,656,571	0.78	0.62	0.06	44
05/31/25	15.09	(0.02)	2.37	2.35	(0.01)	(0.52)	(0.53)	16.91	15.84(5)	1,720,476	0.77	0.61	(0.12)	44

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Includes interest expense of 0.04% relating to derivative activity.
(5)	The Fund’s performance figure was increased by 0.07% from reimbursement of an investment violation. (See Note 5)
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
High Yield Bond Fund
08/31/20	$7.66	$0.36	$(0.00)	$0.36	$(0.55)	$—	$(0.55)	$7.47	5.01%	$538,716	0.98%	0.94%	4.79%	49%
05/31/21(3)	7.47	0.24	0.28	0.52	(0.31)	—	(0.31)	7.68	6.95	598,597	0.97(4)	0.92(4)	4.26(4)	33
05/31/22	7.68	0.32	(0.72)	(0.40)	(0.25)	—	(0.25)	7.03	(5.34)	515,224	0.71	0.68	4.12	40
05/31/23	7.03	0.37	(0.35)	0.02	(0.45)	—	(0.45)	6.60	0.32	386,075	0.75	0.68	5.33	40
05/31/24	6.60	0.41	0.25	0.66	(0.41)	—	(0.41)	6.85	9.95	412,811	0.75	0.68	5.98	40
05/31/25	6.85	0.45	0.12	0.57	(0.47)	—	(0.47)	6.95	8.42	415,598	0.77	0.68	6.32	57
Inflation Protected Fund
05/31/21	11.34	0.18	0.68	0.86	(0.17)	(0.06)	(0.23)	11.97	7.66	800,186	0.56	0.54	1.55	71
05/31/22	11.97	0.60	(0.71)	(0.11)	(0.28)	(0.56)	(0.84)	11.02	(1.25)	869,007	0.55	0.52	5.06	35
05/31/23	11.02	0.48	(0.71)	(0.23)	(1.06)	(0.23)	(1.29)	9.50	(1.96)	483,148	0.58	0.55	4.48	26
05/31/24	9.50	0.30	(0.17)	0.13	(1.19)	—	(1.19)	8.44	1.38	391,188	0.62	0.59	3.24	14
05/31/25	8.44	0.21	0.09	0.30	(0.15)	—	(0.15)	8.59	3.51	366,677	0.63	0.60	2.47	18(5)
International Equities Index Fund
05/31/21	6.19	0.15	2.17	2.32	(0.10)	(0.03)	(0.13)	8.38	37.70	1,899,286	0.42	0.42	2.11	2
05/31/22	8.38	0.21	(1.09)	(0.88)	(0.22)	—	(0.22)	7.28	(10.51)	1,563,302	0.41	0.41	2.58	6
05/31/23	7.28	0.19	0.02	0.21	(0.19)	—	(0.19)	7.30	2.91	1,977,925	0.42	0.42	2.82	9
05/31/24	7.30	0.19	1.14	1.33	(0.20)	—	(0.20)	8.43	18.21	1,926,606	0.42	0.42	2.49	6
05/31/25	8.43	0.21	0.80	1.01	(0.31)	(0.10)	(0.41)	9.03	12.32	1,706,607	0.42	0.42	2.46	12
International Government Bond Fund
05/31/21	12.14	0.24	0.55	0.79	(0.29)	(0.19)	(0.48)	12.45	6.58	193,496	0.65	0.65	1.89	71
05/31/22	12.45	0.20	(1.89)	(1.69)	(0.22)	(0.14)	(0.36)	10.40	(13.78)	140,534	0.69	0.69	1.64	53
05/31/23	10.40	0.22	(0.70)	(0.48)	(0.35)	(0.00)	(0.35)	9.57	(4.52)	69,466	0.76	0.76	2.14	60
05/31/24	9.57	0.30	(0.10)	0.20	—	—	—	9.77	2.09	64,459	0.83	0.83	3.07	89
05/31/25	9.77	0.34	0.25	0.59	—	—	—	10.36	6.04	55,486	0.86	0.84	3.39	108
International Growth Fund
05/31/21	12.47	(0.02)	6.75	6.73	—	(0.07)	(0.07)	19.13	53.98	642,915	1.03	0.83	(0.10)	18
05/31/22	19.13	—	(5.20)	(5.20)	—	(2.09)	(2.09)	11.84	(27.99)	425,568	1.05	0.85	(0.02)	25
05/31/23	11.84	0.02	0.96	0.98	—	(1.90)	(1.90)	10.92	9.01	415,665	1.08	0.88	0.19	7
05/31/24	10.92	0.01	0.46	0.47	—	—	—	11.39	4.30	376,411	1.07	0.87	0.13	38
05/31/25	11.39	0.01	2.09	2.10	—	—	—	13.49	18.44	380,780	1.08	0.84	0.09	17
International Opportunities Fund
08/31/20	18.44	0.09	2.64	2.73	(0.13)	(0.31)	(0.44)	20.73	15.03	610,424	1.22	1.13	0.45	45
05/31/21(3)	20.73	0.04	4.00	4.04	(0.11)	(1.64)	(1.75)	23.02	19.97	726,964	1.23(4)	1.19(4)	0.23(4)	48
05/31/22	23.02	0.16	(4.09)	(3.93)	(0.05)	(3.02)	(3.07)	16.02	(17.48)	507,169	0.98	0.95	0.77	41
05/31/23	16.02	0.19	(1.21)	(1.02)	(0.20)	(1.70)	(1.90)	13.10	(6.67)	466,339	1.02	0.95	1.33	66
05/31/24	13.10	0.16	1.84	2.00	(0.14)	—	(0.14)	14.96	15.27	410,212	1.03	0.99	1.15	129
05/31/25	14.96	0.20	1.39	1.59	(0.39)	—	(0.39)	16.16	10.84	328,591	1.04	1.01	1.31	61

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
(5)	Excludes TBA transactions. Beginning with the period ended May 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	05/21	05/22	05/23	05/24	05/25
Inflation Protected Fund	N/A	N/A	N/A	N/A	84%
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
International Socially Responsible Fund
05/31/21	$23.97	$0.51	$8.18	$8.69	$(0.53)	$(5.56)	$(6.09)	$26.57	37.84%	$385,891	0.65%	0.65%	1.89%	9%
05/31/22	26.57	0.52	(3.38)	(2.86)	(0.84)	(0.93)	(1.77)	21.94	(10.84)	317,599	0.64	0.64	2.03	11
05/31/23	21.94	0.51	0.13	0.64	(0.38)	(0.35)	(0.73)	21.85	2.98	400,650	0.66	0.66	2.43	13
05/31/24	21.85	0.56	3.27	3.83	(0.43)	—	(0.43)	25.25	17.57	499,448	0.63	0.60	2.39	11
05/31/25	25.25	0.60	2.17	2.77	(0.73)	(0.20)	(0.93)	27.09	11.22	557,281	0.64	0.58	2.37	17
International Value Fund
05/31/21	7.78	0.19	3.66	3.85	(0.17)	—	(0.17)	11.46	49.67	738,262	0.81	0.74	1.95	62
05/31/22	11.46	0.29	(1.67)	(1.38)	(0.18)	—	(0.18)	9.90	(12.03)	609,239	0.81	0.74	2.66	70
05/31/23	9.90	0.20	(0.29)	(0.09)	(0.40)	(0.44)	(0.84)	8.97	(1.25)	474,369	0.85	0.78	2.16	60
05/31/24	8.97	0.30	1.75	2.05	(0.18)	—	(0.18)	10.84	22.89	470,020	0.85	0.78	3.06	132
05/31/25	10.84	0.31	1.43	1.74	(0.45)	(0.67)	(1.12)	11.46	16.84	396,880	0.88	0.81	2.84	48
Large Capital Growth Fund
05/31/21	16.82	0.05	6.24	6.29	(0.08)	(2.00)	(2.08)	21.03	38.39	662,844	0.75	0.75	0.24	22
05/31/22	21.03	0.04	(0.36)	(0.32)	(0.04)	(2.25)	(2.29)	18.42	(1.82)	710,547	0.74	0.74	0.19	18
05/31/23	18.42	0.06	0.42	0.48	(0.04)	(1.74)	(1.78)	17.12	3.20	714,449	0.75	0.75	0.35	27
05/31/24	17.12	0.05	3.82	3.87	(0.07)	(1.21)	(1.28)	19.71	22.75	630,218	0.75	0.75	0.26	19
05/31/25	19.71	0.06	1.20	1.26	(0.06)	(4.38)	(4.44)	16.53	6.55	587,485	0.75	0.72	0.31	18
Mid Cap Index Fund
05/31/21	20.75	0.35	11.29	11.64	(0.32)	(0.87)	(1.19)	31.20	56.39	3,864,639	0.35	0.35	1.33	18
05/31/22	31.20	0.30	(2.35)	(2.05)	(0.38)	(2.39)	(2.77)	26.38	(6.84)	3,217,500	0.34	0.34	0.99	14
05/31/23	26.38	0.37	(0.93)	(0.56)	(0.32)	(3.28)	(3.60)	22.22	(3.02)	2,895,090	0.36	0.36	1.46	14
05/31/24	22.22	0.30	5.35	5.65	(0.39)	(1.02)	(1.41)	26.46	25.47	2,987,773	0.36	0.36	1.19	21
05/31/25	26.46	0.30	0.08	0.38	(0.35)	(3.14)	(3.49)	23.35	1.60	2,550,031	0.36	0.36	1.14	18
Mid Cap Strategic Growth Fund
05/31/21	16.50	(0.03)	7.83	7.80	(0.02)	(1.13)	(1.15)	23.15	47.61	890,709	0.78	0.78	(0.13)	49
05/31/22	23.15	(0.03)	(3.20)	(3.23)	—	(2.04)	(2.04)	17.88	(14.32)	737,360	0.75	0.75	(0.14)	76
05/31/23	17.88	0.01	0.70	0.71	—	(3.59)	(3.59)	15.00	3.96	770,493	0.77	0.77	0.05	67
05/31/24	15.00	0.02	3.65	3.67	(0.00)	—	(0.00)	18.67	24.48	1,118,797	0.74	0.74	0.10	49
05/31/25	18.67	(0.00)	2.49	2.49	(0.02)	—	(0.02)	21.14	13.34	1,190,324	0.74	0.74	(0.02)	52
Mid Cap Value Fund
08/31/20	17.19	0.13	(0.81)	(0.68)	(0.15)	(0.98)	(1.13)	15.38	(4.12)	724,100	1.07	1.05	0.82	63
05/31/21(3)	15.38	0.04	7.02	7.06	(0.13)	(0.09)	(0.22)	22.22	45.95	940,809	1.06(4)	1.04(4)	0.31(4)	31
05/31/22	22.22	0.13	(0.07)	0.06	(0.07)	(1.57)	(1.64)	20.64	0.18	871,131	0.79	0.79	0.61	51
05/31/23	20.64	0.18	(0.89)	(0.71)	(0.16)	(3.83)	(3.99)	15.94	(4.87)	619,704	0.82	0.81	0.95	65
05/31/24	15.94	0.16	3.67	3.83	(0.24)	(2.41)	(2.65)	17.12	24.06	685,342	0.82	0.82	0.94	82
05/31/25	17.12	0.17	0.37	0.54	(0.13)	(1.41)	(1.54)	16.12	3.31	594,436	0.82	0.82	0.95	141

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Moderate Growth Lifestyle Fund(3)
08/31/20	$13.88	$0.31	$0.93	$1.24	$(0.34)	$(0.62)	$(0.96)	$14.16	9.26%	$1,014,351	0.14%	0.10%	2.24%	49%
05/31/21(4)	14.16	0.28	2.49	2.77	(0.33)	(0.47)	(0.80)	16.13	19.65	1,172,232	0.13(5)	0.10(5)	2.39(5)	15
05/31/22	16.13	0.15	(1.15)	(1.00)	(0.52)	(0.78)	(1.30)	13.83	(6.49)	1,045,238	0.12	0.12	0.97	37
05/31/23	13.83	0.25	(0.37)	(0.12)	(0.27)	(1.31)	(1.58)	12.13	(0.69)	987,043	0.13	0.11	1.91	61
05/31/24	12.13	0.28	1.52	1.80	(0.31)	—	(0.31)	13.62	14.82	1,025,938	0.13	0.10	2.19	27
05/31/25	13.62	0.35	0.89	1.24	(0.32)	—	(0.32)	14.54	9.14	996,804	0.13	0.10	2.47	21
Nasdaq-100® Index Fund
05/31/21	18.29	0.06	7.74	7.80	(0.08)	(2.01)	(2.09)	24.00	43.47	833,580	0.51	0.51	0.25	8
05/31/22	24.00	0.06	(1.65)	(1.59)	(0.06)	(2.29)	(2.35)	20.06	(7.42)	743,801	0.50	0.50	0.22	9
05/31/23	20.06	0.09	2.10	2.19	(0.06)	(2.48)	(2.54)	19.71	13.13	770,660	0.52	0.49	0.46	7
05/31/24	19.71	0.11	5.90	6.01	(0.09)	(0.97)	(1.06)	24.66	30.54	962,346	0.51	0.44	0.51	20
05/31/25	24.66	0.10	3.37	3.47	(0.12)	(4.95)	(5.07)	23.06	15.41	1,017,619	0.50	0.42	0.38	10
Science & Technology Fund
05/31/21	29.88	(0.22)	14.40	14.18	(0.02)	(4.66)	(4.68)	39.38	48.22	3,107,205	0.97	0.97	(0.60)	88
05/31/22	39.38	(0.21)	(8.09)	(8.30)	—	(8.28)	(8.28)	22.80	(23.50)	2,108,867	0.95	0.94	(0.58)	68
05/31/23	22.80	(0.07)	2.12	2.05	—	(4.02)	(4.02)	20.83	11.91	2,166,131	0.97	0.93	(0.34)	85
05/31/24	20.83	(0.12)	7.74	7.62	—	—	—	28.45	36.58	2,690,964	0.96	0.91	(0.49)	46
05/31/25	28.45	(0.15)	4.76	4.61	—	—	—	33.06	16.20	2,777,814	0.95	0.90	(0.47)	67
Small Cap Growth Fund
08/31/20	16.89	(0.11)	6.21	6.10	—	(2.50)	(2.50)	20.49	38.49	210,497	1.24	1.14	(0.61)	48
05/31/21(4)	20.49	(0.13)	5.23	5.10	—	(2.74)	(2.74)	22.85	25.62	827,215	1.19(5)	1.11(5)	(0.84)(5)	40
05/31/22	22.85	(0.13)	(6.53)	(6.66)	—	(1.42)	(1.42)	14.77	(29.91)	499,878	0.92	0.88	(0.61)	34
05/31/23	14.77	(0.05)	(0.20)	(0.25)	—	(1.13)	(1.13)	13.39	(1.91)	540,916	0.94	0.89	(0.36)	41
05/31/24	13.39	(0.06)	2.05	1.99	—	—	—	15.38	14.86	533,037	0.92	0.89	(0.39)	54
05/31/25	15.38	(0.08)	0.45	0.37	(0.03)	—	(0.03)	15.72	2.41	538,339	0.93(6)	0.89(6)	(0.50)	163
Small Cap Index Fund
05/31/21	15.08	0.12	9.54	9.66	(0.19)	(1.07)	(1.26)	23.48	63.99	1,448,543	0.42	0.42	0.61	14
05/31/22	23.48	0.15	(4.01)	(3.86)	(0.15)	(2.06)	(2.21)	17.41	(17.14)	926,232	0.41	0.41	0.67	20
05/31/23	17.41	0.22	(0.85)	(0.63)	(0.24)	(3.72)	(3.96)	12.82	(5.10)	893,002	0.45	0.41	1.40	13
05/31/24	12.82	0.16	2.36	2.52	(0.19)	—	(0.19)	15.15	19.67	1,080,475	0.43	0.38	1.11	11
05/31/25	15.15	0.15	(0.04)	0.11	(0.20)	(0.51)	(0.71)	14.55	0.73	1,054,986	0.44	0.38	0.97	28
Small Cap Special Values Fund
05/31/21	8.80	0.07	5.81	5.88	(0.15)	(0.27)	(0.42)	14.26	66.92	279,760	0.89	0.89	0.58	37
05/31/22	14.26	0.09	(0.80)	(0.71)	(0.08)	(0.76)	(0.84)	12.71	(5.18)	236,013	0.87	0.87	0.64	20
05/31/23	12.71	0.17	(1.01)	(0.84)	(0.10)	(1.57)	(1.67)	10.20	(7.65)	188,747	0.89	0.89	1.48	14
05/31/24	10.20	0.14	2.55	2.69	(0.20)	(0.35)	(0.55)	12.34	26.46	215,387	0.89	0.89	1.20	19
05/31/25	12.34	0.14	(1.03)	(0.89)	(0.15)	(1.02)	(1.17)	10.28	(7.66)	173,460	0.90	0.90	1.20	21

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(5)	Annualized
(6)	Includes reimbursement for overbilling of custody fees in prior years of 0.02%.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Small Cap Value Fund
08/31/20	$10.76	$0.10	$(0.92)	$(0.82)	$(0.14)	$(0.29)	$(0.43)	$9.51	(7.72)%	$302,120	1.09%	0.99%	0.97%	69%
05/31/21(3)	9.51	0.05	6.11	6.16	(0.10)	—	(0.10)	15.57	64.80	501,758	1.06(4)	1.01(4)	0.53(4)	55
05/31/22	15.57	0.12	(0.93)	(0.81)	(0.07)	(1.15)	(1.22)	13.54	(5.49)	523,983	0.79	0.77	0.78	67
05/31/23	13.54	0.17	(1.39)	(1.22)	(0.13)	(1.89)	(2.02)	10.30	(10.53)	433,476	0.81	0.77	1.33	90
05/31/24	10.30	0.11	2.14	2.25	(0.21)	(0.24)	(0.45)	12.10	21.92	376,146	0.81	0.79	0.98	107
05/31/25	12.10	0.11	(0.42)	(0.31)	(0.22)	(0.63)	(0.85)	10.94	(2.78)	244,584	0.84	0.84	0.91	80
Stock Index Fund
05/31/21	40.27	0.60	15.20	15.80	(0.83)	(2.58)	(3.41)	52.66	39.93	6,035,053	0.32	0.29	1.26	4
05/31/22	52.66	0.59	(0.72)	(0.13)	(0.64)	(4.40)	(5.04)	47.49	(0.54)	5,543,586	0.31	0.29	1.09	2
05/31/23	47.49	0.64	0.38	1.02	(0.62)	(3.35)	(3.97)	44.54	2.58	5,360,728	0.33	0.29	1.42	2
05/31/24	44.54	0.63	11.61	12.24	(0.62)	(3.10)	(3.72)	53.06	27.70	6,443,182	0.32	0.26	1.28	2
05/31/25	53.06	0.63	6.31	6.94	(0.69)	(0.93)	(1.62)	58.38	13.17	6,429,619	0.31	0.23	1.10	3
Systematic Core Fund
05/31/21	20.57	0.15	8.62	8.77	(0.17)	(2.56)	(2.73)	26.61	43.72	693,185	0.90	0.68	0.67	20
05/31/22	26.61	0.20	(1.07)	(0.87)	(0.06)	(0.13)	(0.19)	25.55	(3.30)	596,130	0.85	0.63	0.71	15
05/31/23	25.55	0.27	(0.12)	0.15	(0.24)	(1.12)	(1.36)	24.34	0.73	531,131	0.86	0.64	1.10	14
05/31/24	24.34	0.23	6.47	6.70	(0.31)	(0.27)	(0.58)	30.46	27.55	585,327	0.86	0.64	0.85	18
05/31/25	30.46	0.24	3.29	3.53	(0.29)	(1.26)	(1.55)	32.44	11.71	693,826	0.86	0.64	0.73	36
Systematic Growth Fund
05/31/21	20.80	(0.11)	6.96	6.85	—	(2.48)	(2.48)	25.17	33.74	1,001,518	0.82	0.82	(0.45)	28
05/31/22	25.17	(0.11)	(4.98)	(5.09)	—	(3.63)	(3.63)	16.45	(21.75)	711,659	0.82	0.79	(0.44)	25
05/31/23	16.45	(0.02)	0.52	0.50	—	(2.78)	(2.78)	14.17	5.27	773,275	0.85	0.83	(0.16)	88
05/31/24	14.17	0.02	5.04	5.06	—	(2.05)	(2.05)	17.18	36.24	973,156	0.83	0.65	0.10	56
05/31/25	17.18	(0.01)	2.55	2.54	(0.02)	(1.57)	(1.59)	18.13	15.29	985,521	0.82	0.64	(0.03)	46
Systematic Value Fund
05/31/21	11.79	0.14	3.94	4.08	(0.24)	(2.51)	(2.75)	13.12	36.90	563,185	0.87	0.57	1.39	197
05/31/22	13.12	0.21	0.24	0.45	(0.04)	(0.52)	(0.56)	13.01	3.54	486,821	0.78	0.48	1.54	32
05/31/23	13.01	0.23	(0.70)	(0.47)	(0.27)	(0.68)	(0.95)	11.59	(3.89)	401,755	0.79	0.49	1.83	64
05/31/24	11.59	0.23	2.41	2.64	(0.24)	—	(0.24)	13.99	22.85	452,618	0.79	0.49	1.75	75
05/31/25	13.99	0.21	1.51	1.72	(0.26)	(0.66)	(0.92)	14.79	12.47	456,510	0.79	0.60	1.43	55
U.S. Socially Responsible Fund
08/31/20	22.03	0.26	3.15	3.41	(0.33)	(4.20)	(4.53)	20.91	17.06	745,440	0.61	0.60	1.20	14
05/31/21(3)	20.91	0.13	4.74	4.87	(0.25)	(0.68)	(0.93)	24.85	23.38	829,253	0.60(4)	0.60(4)	0.77(4)	18
05/31/22	24.85	0.26	(0.91)	(0.65)	(0.17)	(3.39)	(3.56)	20.64	(2.90)	733,505	0.35	0.35	1.06	23
05/31/23	20.64	0.28	(0.15)	0.13	(0.27)	(3.75)	(4.02)	16.75	1.06	685,339	0.36	0.36	1.46	26
05/31/24	16.75	0.22	4.49	4.71	(0.29)	(1.58)	(1.87)	19.59	28.30	661,433	0.36	0.36	1.20	29
05/31/25	19.59	0.21	1.78	1.99	(0.27)	(3.29)	(3.56)	18.02	11.18	559,863	0.37	0.37	1.04	26

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
See Notes to Financial Statements

VALIC Company I
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of VALIC Company I and Shareholders of each of the funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting VALIC Company I, hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
VALIC Company I
Aggressive Growth Lifestyle Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Core Bond Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Real Estate Fund
Global Strategy Fund
Government Securities Fund
Growth Fund
High Yield Bond Fund
Inflation Protected Fund
International Equities Index Fund
International Government Bond Fund
International Growth Fund
International Opportunities Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Nasdaq-100® Index Fund
Science & Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
U.S. Socially Responsible Fund

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent, brokers, selling or agent banks and portfolio companies; when replies were not received from a broker, selling or agent bank or portfolio company, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
July 25, 2025
We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

VALIC Company I
SHAREHOLDERS TAX INFORMATION (unaudited)

    Certain tax information regarding  VALIC Company I is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2025.
    During the year ended May 31, 2025, the Fund paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:
Fund	Net Long-Term Capital Gains	Foreign Taxes Credit	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Aggressive Growth Lifestyle Fund	$6,466,028	$342,159	$4,598,689	32.37%
Asset Allocation Fund	5,079,850	—	—	35.67
Capital Appreciation Fund	3,461,037	—	—	100.00
Conservative Growth Lifestyle Fund	—	64,002	860,194	11.07
Core Bond Fund	—	—	—	2.11
Dividend Value Fund	19,447,649	—	—	57.68
Dynamic Allocation Fund	321,854	21,663	276,380	24.60
Emerging Economies Fund	—	2,909,229	12,505,808	0.06
Global Real Estate Fund	—	—	—	0.38
Global Strategy Fund	—	—	—	9.82
Government Securities Fund	—	—	—	—
Growth Fund	52,396,580	—	—	100.00
High Yield Bond Fund	—	—	—	—
Inflation Protected Fund	—	—	—	—
International Equities Index Fund	18,985,344	3,843,665	112,444,803	—
International Government Bond Fund	—	—	—	—
International Growth Fund	—	294,614	1,433,690	—
International Opportunities Fund	—	826,318	7,158,239	0.04
International Socially Responsible Fund	3,619,459	1,337,475	12,936,537	—
International Value Fund	19,920,131	1,002,004	13,864,471	0.89
Large Capital Growth Fund	125,678,964	—	—	93.41
Mid Cap Index Fund	284,611,495	—	—	49.00
Mid Cap Strategic Growth Fund	—	—	—	100.00
Mid Cap Value Fund	42,331,067	—	—	31.62
Moderate Growth Lifestyle Fund	—	358,061	4,812,410	19.64
Nasdaq-100® Index Fund	181,641,621	—	—	100.00
Science & Technology Fund	—	—	—	—
Small Cap Growth Fund	—	—	—	—
Small Cap Index Fund	33,598,223	—	—	68.08
Small Cap Special Values Fund	15,313,535	—	—	80.36
Small Cap Value Fund	14,177,543	—	—	62.60
Stock Index Fund	90,017,948	—	—	90.77
Systematic Core Fund	20,431,226	—	—	99.85
Systematic Growth Fund	44,515,978	—	—	16.71
Systematic Value Fund	6,454,420	—	—	39.79
U.S. Socially Responsible Fund	99,981,921	—	—	100.00

VALIC Company I
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

VALIC Company I
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

VALIC Company I
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, International Socially Responsible Fund and U.S. Socially Responsible Fund (collectively, the “Funds”)
Approval of Sub-Advisory Agreements
    At a meeting held on January 22-23, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and BlackRock Investment Management, LLC (“BlackRock”), with respect to the Funds (the “BlackRock Sub-advisory Agreement”).
    In connection with the approval of the BlackRock Sub-advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the BlackRock Sub-advisory Agreement. Those factors, included: (1) the nature, extent and quality of the services to be provided to the Fund by BlackRock; (2) the key personnel of BlackRock who will provide services to the Fund; (3) BlackRock’s compliance policies and procedures; (4) BlackRock’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by BlackRock as a result of the BlackRock Sub-advisory Agreement.
    In considering whether to approve the BlackRock Sub-advisory Agreement the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from BlackRock.  The Board noted that in accordance with Section 15(c) of the 1940 Act, BlackRock furnished the Board with extensive information in connection with the consideration of the BlackRock Sub-advisory Agreement.  The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the BlackRock Sub-advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.
    Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of services to be provided to the Fund by BlackRock.  The Board reviewed information provided by BlackRock relating to their respective operations and personnel.  The Board also noted that BlackRock’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.
    The Board considered information provided to them regarding the services to be provided by BlackRock, including a presentation from BlackRock, which discussed, among other things, BlackRock’s indexing capabilities. The Board noted that BlackRock will determine the securities to be purchased or sold on behalf of the Funds and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of BlackRock’s investment and compliance personnel who would provide services to the Funds. The Board also took into account the financial condition of BlackRock. The Board also reviewed BlackRock’s brokerage practices. The Board also considered BlackRock’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Funds.
    The Board concluded that the scope and quality of the services to be provided by BlackRock were expected to be satisfactory and that there was a reasonable basis to conclude that BlackRock would provide a high quality of investment services to the Funds.
    Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by BlackRock for sub-advisory services compared against the sub-advisory fees of the funds in each Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with BlackRock at arm’s length. The Board also noted that the sub-advisory fee rate to be payable to BlackRock pursuant to the BlackRock Sub-Advisory Agreement is lower than the sub-advisory fee rate payable to SunAmerica Asset Management (“SunAmerica”) pursuant to the current sub-advisory agreement with SunAmerica, with respect to the International Equities Index Fund, the Mid Cap Index Fund, the Nasdaq-100® Index Fund, the Stock Index Fund and the Socially Responsible Funds. With respect to the Growth Fund, the Board noted that the sub-advisory fee would be lower than the current sub-advisory fee paid to SunAmerica on the first $1 billion and slightly above on assets above $1 billion. With respect to the Small Cap Index Fund, the Board noted that the sub-advisory fee would be lower than the current sub-advisory fee paid to SunAmerica on the first $150 million and the same on assets above $150 million. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of BlackRock will not result in any change to the management fee paid by the Fund to VALIC. The Board also took into account the new Advisory Fee Waiver Agreement for the Socially Responsible Funds. The Board also considered the fees that BlackRock charges to certain similarly managed accounts.
    Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the BlackRock Sub-Advisory Agreement. The Board noted that the sub-advisory fee rate proposed to be paid by each Fund at its current asset levels pursuant to the BlackRock Sub-Advisory Agreement would be lower than the current sub-advisory fee and considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with BlackRock at arm’s length. In considering the anticipated profitability to BlackRock in connection with its relationship to the Funds, the Directors noted that the fees under the BlackRock Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Funds. The Board determined that the profitability to BlackRock in connection with its relationship with the Funds is therefore not a material factor in its consideration of the Agreement.
    In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of BlackRock from its relationship with the Funds was not material to their deliberations with respect to consideration of approval of the BlackRock Sub-Advisory Agreement.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    Economies of Scale. For similar reasons as stated above with respect to BlackRock’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in BlackRock’s management of the Fund is not a material factor to the approval of the BlackRock Sub-Advisory Agreement.
    Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the BlackRock Sub-Advisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the BlackRock Sub-Advisory Agreement were reasonable.
    Conclusions. In reaching its decisions to approve the BlackRock Sub-Advisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that BlackRock possesses the capability and resources to perform the duties required under the BlackRock Sub-Advisory Agreement.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

LARGE CAP GROWTH Fund (the “Fund”)
Approval of Sub-Advisory Agreements
    At a meeting held on April 22-23, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved new investment sub-advisory agreements between Variable Annuity Life Insurance Company (“VALIC”) and each of T. Rowe Price Associates, Inc. (“T. Rowe”) and J.P. Morgan Investment Management Inc. (“JPMorgan”), with respect to the Fund (the “T. Rowe Sub-advisory Agreement” and the “JPMorgan Sub-advisory Agreement”, respectively).
    In connection with the approval of the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Funds by each of T. Rowe and JP Morgan; (2) the key personnel of each of T. Rowe and JP Morgan who will provide services to the Fund; (3) T. Rowe’s and JPMorgan’s compliance policies and procedures; (4) T. Rowe’s and JP Morgan’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by T. Rowe and JPMorgan as a result of the Subadvisory Agreements.
    In considering whether to approve the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from each of T. Rowe and JPMorgan.  The Board noted that in accordance with Section 15(c) of the 1940 Act, T. Rowe and JPMorgan furnished the Board with extensive information in connection with the consideration of the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.
    Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by each of T. Rowe and JPMorgan. The Board reviewed information provided by each of T. Rowe and JPMorgan relating to its operations and personnel.  The Board also noted that each of T. Rowe’s and JPMorgan’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.
    The Board considered information provided to them regarding the services to be provided by each of T. Rowe and JPMorgan, including separate presentations from T. Rowe and JPMorgan. The Board noted that each of T. Rowe and JPMorgan will determine the securities to be purchased or sold on behalf of the Fund and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of T. Rowe’s and JPMorgan’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of each of T. Rowe and JPMorgan. The Board also reviewed T. Rowe’s and JPMorgan’s brokerage practices. The Board also considered T. Rowe’s and JPMorgan’s risk management processes and regulatory history, including information regarding whether either was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.
    The Board concluded that the scope and quality of the services to be provided by each of T. Rowe and JPMorgan were expected to be satisfactory and that there was a reasonable basis to conclude that T. Rowe and JPMorgan would provide a high quality of investment services to the Fund.
    Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by each of T. Rowe and JPMorgan for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe.  The Board noted that VALIC negotiated the sub-advisory fee with each of T. Rowe and JPMorgan at arm’s length.  The Board also noted that the sub-advisory fee rate to be payable to each of T. Rowe and JPMorgan pursuant to the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement is lower than the sub-advisory fee rate payable to Massachusetts Financial Services (“MFS”) pursuant to the current sub-advisory agreement with MFS.  The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund and that the sub-advisory fees are not paid by the Fund. Therefore, the Board considered that the engagement of each of T. Rowe and JPMorgan will not result in any change to the management fee paid by the Fund to VALIC. The Board also took into account the new Advisory Fee Waiver Agreement. The Board also considered the fees that each of T. Rowe and JPMorgan charges to certain similarly managed accounts.
    Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement. The Board noted that the sub-advisory fee rate proposed to be paid by VALIC at its current asset levels pursuant to the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement would be lower than the current sub-advisory fee and considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with each of T. Rowe and JPMorgan at arm’s length. In considering the anticipated profitability to each of T. Rowe and JPMorgan in connection with its relationship to the Fund, the Directors noted that the fees under the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.  The Board determined that the profitability to each of T. Rowe and JPMorgan in connection with its relationship with the Fund is therefore not a material factor in its consideration of the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement.
    In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of each of T. Rowe and JPMorgan from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement.
    Economies of Scale. For similar reasons as stated above with respect to each of T. Rowe’s and JPMorgan’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in each of T. Rowe’s and JPMorgan’s management of the Fund is not a material factor to the approval of the . Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement were reasonable.
    Conclusions. In reaching its decisions to approve the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that each of T. Rowe and JPMorgan possesses the capability and resources to perform the duties required under the T. Rowe Sub-advisory Agreement and JPMorgan Sub-Advisory Agreement.

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Annuities are issued by The Variable Annuity Life Insurance Company, Houston, TX. Variable annuities are distributed by Corebridge Capital Services, Inc., member FINRA. Securities and investment advisory services offered through VALIC Financial Advisors, Inc., member FINRA, SIPC and an SEC-registered investment adviser. VALIC Retirement Services Company (VRSCO) provides retirement plan recordkeeping and related services and is the transfer agent for certain affiliated variable investment options. All companies above are wholly owned subsidiaries of Corebridge Financial, Inc. Corebridge Retirement Services, Corebridge Financial and Corebridge are marketing names used by these companies.
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VC 23800 (12/2025) J1026108 EE

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (EX-99.CODE ETH)

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: August 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: August 8, 2025

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: August 8, 2025